UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------

            o  PRIME MONEY MARKET

            o  U.S. GOVERNMENT MONEY MARKET

            o  TAX-EXEMPT MONEY MARKET

                                     ANNUAL
                                 June 30, 2007

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      With the Federal Funds rate target anchored at 5.25%, there was little movement in the short end of the yield curve during 2007. The bond market, however, performed well over the last six months of 2006 as the Lehman Government Credit Index added nearly 5%. The first six months of 2007 were not as kind to investors. Total returns finished this six-month period between roughly 1.0% and 1.5% and included several severe market shifts, both positive and negative.

      The bond market's initial good fortune was largely attributable to three major factors. First, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") paused after seventeen consecutive meetings where overnight rates were increased. Second, the economy began giving mixed signals that economic growth was slowing and, finally, inflation pressures seemed to relax as commodity prices retreated.

      The Fed made it clear that it is largely "data dependent" and that future rate actions would be the result of trends in the underlying flow of financial information. Of note, however, is that each of the meetings during the last six months of 2006 did not produce unanimous decisions. Governor Jeffrey Lacker of the Richmond Fed dissented believing that rates should be pushed higher to thwart inflation.

      With the Federal Reserve shifting its focus to the stream of incoming data, the landscape during the July 2006 to September 2006 period began showing a very mixed picture which largely depended upon where one stood relative to the housing market. Housing starts continued to free fall during the third quarter of 2006 reaching an annual pace of just 1.66 million compared to 2.27 million at the start of the year. Housing affordability declined, largely reflecting the increase in mortgage rates experienced during the first half of 2006. The average price of an existing home sold declined on a year over year basis for the first time in eleven years. Behind all of this was a growing inventory of unsold homes. No matter how you looked at it, the housing market offered few positive stories.

      Outside of housing, the scene was considerably brighter. Employment growth held steady, even though the absolute levels were not spectacular. GDP growth for the second quarter of 2006 was up 2.6%, also reflecting solid if not abundant activity. Oil prices broke down, sending prices at the gas pumps down dramatically in September. While residential real estate was having a difficult time, commercial real estate was enjoying a period of significant growth as shown by the FTSE-NAREIT(R) Index which was up 9% in the three months ended August 31. Surveys of consumer attitudes and business activity were generally positive, although the Philadelphia Fed Survey, released late in the third quarter 2006, broke ranks with a reading below 0 indicating contraction.

      The yield curve inverted in the middle of July 2006 (with the 3-Month T-Bill yield exceeding the 10-Year Treasury yield) and reached a differential of as much as 38 basis points by late September. This situation often is considered a major recession warning sign. Bank lending operations become much less profitable, prompting a slowing in credit expansion which ultimately causes economic activity to decline. However, the Federal Reserve has been studying the issue, releasing working papers indicating that the level of inversion and the absolute level of rates are both key ingredients. By historic standards, the absolute level of rates remains fairly low mitigating some of the danger that a recession could develop.

      Yields during the last quarter of 2006 actually moved slightly higher. For much of the quarter, the markets confronted a growing chasm between the views of the Fed and the price action of the capital markets. The Fed contended that the slowdown in the economy would not last, while others looked at the declines in housing and manufacturing as the beginning of a period of sustained weakness that would necessitate aggressive rate cutting by the Fed. The market was guided by the latter view for the first two months of the 4th quarter but economic data throughout December seemed to support the Fed's case and yield levels retreated from the quarter's lows. At the end of the quarter, yields on 2-Year Treasury Notes were 13 basis points higher than they were at the start while 10-Year Treasury Notes yielded 4.71%, an 8 basis point increase.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

      During the first half of 2007, the markets were buffeted by sentiment changes revolving around the two very different outlooks described above. This seesaw between fears of a housing-led recession versus positive economic growth in the rest of the economy was behind numerous shifts in interest rates and in the willingness of investors to take risk. Six distinctive changes took place in the direction of interest rates during the first half of 2007 which is indicative of how often sentiment shifted. However, the overall progress behind the market was towards higher rates. Belief in the likelihood that the Fed would start cutting rates in 2007 has repeatedly lost ground despite several flare ups concerning poor economic growth prospects. Concerns over housing have been focused several times on the sub-prime mortgage market difficulties where easy financing terms for low-quality borrowers has led to serious credit problems as these loans have fallen delinquent and now face the prospect of high foreclosure rates. Ten-year Treasury Notes moved up over 30 basis points to reach 5.03% by June 30. Rates had been significantly higher reaching 5.3% in early June 2007. Each time rates moved higher, concerns over the economy and, more specifically, housing, came back to the forefront and helped to cap longer-term rates. The Federal Reserve through its own actions and statements has consistently indicated that it has no intention of changing short-term rates. This is a message which has not been well understood by the market at various times. At the end of the March 2007, the yield curve was highly inverted with 5-Year Treasury Notes yielding more than 50 basis points less than 6-Month T-Bills and around 75 basis point less than overnight rates. Looking at the forward rate structure, this implied that short rates would be lowered quickly and aggressively. However, despite the hardships in housing, this view did not square with the rest of the economy. Tight labor markets, strong global growth, a weakening dollar and foreign central banks actively raising rates all were prescriptions for the Fed to hold rates steady.

      For the fiscal year ended June 30, 2007, a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return is presented below:

                                                                                 FOR THE FISCAL
                                                                                   YEAR ENDED
                                                                                 JUNE 30, 2007
                                                                                 --------------
WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES ...................       5.05%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES .........................       4.79%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES(1) ............................       4.87%
Lipper Money Market Funds ....................................................       4.54%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES .........       4.92%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES ...............       4.66%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES(1) ..................       4.74%
Lipper U.S. Government Money Market Funds ....................................       4.59%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES ..............       3.14%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ..........................       2.96%
Lipper Tax-Exempt Money Market Funds .........................................       2.97%

Source: Lipper

(1)   The one year return shown for the W Shares includes the performance of the
      Service   Shares  for  the  period  July  1,  2006  to  October  2,  2006, commencement of operations of the W Shares.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

INVESTMENTS IN THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, ARE NOT DEPOSITS OF OR OTHER OBLIGATIONS OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND ARE SUBJECT TO RISKS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF THEIR SHAREHOLDERS' INVESTMENTS AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THE PERFORMANCE SHOWN IN THE ABOVE CHART DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                         Sincerely,

                                                         /s/ Neil Wolfson

                                                         Neil Wolfson
                                                         President

July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  WOLFSON'S  COMMENTS  REFLECT  THE  INVESTMENT   ADVISER'S  VIEWS  GENERALLY
REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED

--------------------------------------------------------------------------------

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES

                                                                BEGINNING     ENDING                   EXPENSES
                                                                 ACCOUNT     ACCOUNT     ANNUALIZED      PAID
                                                                  VALUE       VALUE        EXPENSE      DURING
                                                                 1/01/07     6/30/07        RATIO       PERIOD*
                                                               ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,024.80      0.41%       $ 2.06
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,022.76      0.41%       $ 2.06

PRIME MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,023.50      0.66%       $ 3.31
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,021.52      0.66%       $ 3.31

PRIME MONEY MARKET FUND -- W SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,024.00      0.56%       $ 2.81
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,022.02      0.56%       $ 2.81

U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,024.20      0.48%       $ 2.41
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,022.41      0.48%       $ 2.41

U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,022.90      0.74%       $ 3.71
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,021.12      0.74%       $ 3.72

U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,023.40      0.64%       $ 3.21
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,021.62      0.64%       $ 3.21

TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,015.70      0.51%       $ 2.55
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,022.27      0.51%       $ 2.56

TAX-EXEMPT MONEY MARKET FUND -- W SHARES
Actual Fund Return .........................................   $ 1,000.00   $ 1,014.90      0.66%       $ 3.30
Hypothetical 5% Return Before Expenses .....................     1,000.00   $ 1,021.52      0.66%       $ 3.31

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

JUNE 30, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

             PRIME MONEY MARKET FUND
             Commercial Paper ........................    47.1%
             Certificates of Deposit .................    38.1%
             Repurchase Agreements ...................    10.3%
             Time Deposits ...........................     4.5%
                                                         -----
                                                         100.0%
                                                         =====
             U.S. GOVERNMENT MONEY MARKET FUND
             Repurchase Agreements ...................    82.1%
             U.S. Agency Obligations .................    17.9%
                                                         -----
                                                         100.0%
                                                         =====
             TAX-EXEMPT MONEY MARKET FUND
             Municipal Bonds
                Texas ................................    21.9%
                Florida ..............................    13.5%
                Illinois .............................     7.5%
                Georgia ..............................     6.9%
                Missouri .............................     5.0%
                Michigan .............................     4.7%
                New Hampshire ........................     4.2%
                Nevada ...............................     4.0%
                Virginia .............................     3.7%
                South Carolina .......................     3.5%
                All Other ............................    25.1%
                                                         -----
                                                         100.0%
                                                         =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS / PRIME MONEY MARKET FUND
----------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P     PRINCIPAL        VALUE
                                                                     RATINGS 1       AMOUNT         (NOTE 2)
                                                                    -----------   -------------  --------------
CERTIFICATES OF DEPOSIT -- 38.1%
   U.S. BANKS, U.S. BRANCHES -- 4.0%
      Citibank NA Group, Inc., 5.31%, 09/04/07 ...................   P-1, A-1+    $ 125,000,000  $  125,000,000
                                                                                                 --------------
   FOREIGN BANKS, FOREIGN CENTERS -- 6.4%
      ABN-Amro Bank, 5.30%, 08/03/07 .............................   P-1, A-1+      100,000,000     100,000,000
      Alliance & Leicester, 5.32%, 08/28/07 ......................    A-1, P-1      100,000,000      99,997,536
                                                                                                 --------------
                                                                                                    199,997,536
                                                                                                 --------------
   FOREIGN BANKS, U.S. BRANCHES -- 27.7%
      Abbey National Treasury, 5.30%, 08/01/07 ...................    P-1, A-1       45,000,000      44,999,821
      Bank of Nova Scotia, 5.30%, 08/08/07 .......................   P-1, A-1+      100,000,000     100,000,000
      Barclays Bank, PLC, 5.31%, 08/13/07 ........................   P-1, A-1+      125,000,000     125,000,000
      Bayerische Landesbank, 5.31%, 07/23/07 .....................    P-1, A-1       70,000,000      70,000,211
      Bayerische Landesbank, 5.32%, 08/20/07 .....................    P-1, A-1       50,000,000      50,000,000
      Canadian Imperial Bank of Commerce, 5.30%, 08/17/07 ........    P-1, A-1      100,000,000     100,000,000
      Credit Suisse First Boston, 5.30%, 08/03/07 ................   P-1, A-1+      125,000,000     125,000,000
      Rabobank Nederland, 5.29%, 07/26/07 ........................   P-1, A-1+      125,000,000     125,000,000
      UniCredito Italiano, New York, 5.30%, 07/23/07 .............   P-1, A-1+      125,000,000     124,999,621
                                                                                                 --------------
                                                                                                    864,999,653
                                                                                                 --------------
      TOTAL CERTIFICATES OF DEPOSIT (COST $1,189,997,189) .....................................   1,189,997,189
                                                                                                 --------------
COMMERCIAL PAPER -- 47.1%
   BANKS -- 23.5%
      BankAmerica Corp., 5.25%, 09/12/07* ........................   P-1, A-1+      125,000,000     123,669,271
      Depfa Bank, 5.24%, 07/10/07* ...............................   P-1, A-1+      125,000,000     124,836,250
      HBOS Treasury Services, 5.23%, 07/11/07* ...................   P-1, A-1+      121,800,000     121,623,052
      Lloyds Bank, PLC, 5.30%, 08/22/07 ..........................   P-1, A-1+      125,000,000     125,000,000
      Societe Generale, 5.23%, 07/25/07* .........................   P-1, A-1+       88,675,000      88,365,820
      Societe Generale, 5.25%, 09/20/07* .........................   P-1, A-1+       29,400,000      29,052,712
      Svenska Handelsbanken, 5.23%, 07/12/07* ....................   P-1, A-1+      125,000,000     124,800,243
                                                                                                 --------------
                                                                                                    737,347,348
                                                                                                 --------------
   FINANCE & INSURANCE -- 15.0%
      CIT Group, Inc., 5.24%, 07/16/07* ..........................    P-1, A-1      100,000,000      99,781,667
      Dresdner US Finance, Inc., 5.27%, 07/10/07* ................    P-1, A-1      125,000,000     124,835,469
      HSBC Finance, 5.23%, 07/11/07* .............................   P-1, A-1+      120,000,000     119,825,667
      UBS Financial Services, Inc., 5.23%, 08/13/07* .............   P-1, A-1+      125,000,000     124,219,132
                                                                                                 --------------
                                                                                                    468,661,935
                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / PRIME MONEY MARKET FUND
----------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P     PRINCIPAL          VALUE
                                                                     RATINGS(1)       AMOUNT          (NOTE 2)
                                                                    -----------   -------------   ---------------
   HIGHER EDUCATION -- 0.7%
      Johns Hopkins University, 5.30%, 07/09/07 ..................   P-1, A-1     $  20,888,000   $    20,888,000
                                                                                                  ---------------
   SECURITIES DEALERS -- 7.9%
      Bear Stearns Cos., Inc., 5.26%, 08/30/07* ..................   P-1, A-1       125,000,000       123,904,166
      Merrill Lynch & Co., Inc., 5.22%, 08/29/07* ................   P-1, A-1+      125,000,000       123,930,625
                                                                                                  ---------------
                                                                                                      247,834,791
                                                                                                  ---------------
      TOTAL COMMERCIAL PAPER (COST  $1,474,732,074)                                                 1,474,732,074
                                                                                                  ---------------

REPURCHASE AGREEMENTS -- 10.3%
      With Bear Stearns Cos., Inc.: at 5.38%, dated 06/29/07,
         to be repurchased on 07/02/07, repurchase price
         $180,270,685 (collateralized by various Federal
         National Mortgage Association Notes, ranging in par
         value $14,417,019-$38,955,638, 5.000%-6.500%,
         01/01/22-05/01/37; with a total market value
         $185,600,089) ...........................................                  180,189,900       180,189,900
      With UBS Financial Services, Inc.: at 5.38%, dated
         06/29/07, to be repurchased on 07/02/07,repurchase
         price $141,063,215 (collateralized by various Federal
         National Mortgage Association Notes, ranging in par
         value $11,449,704-$20,420,338, adjustable coupon
         rates, 05/01/29-07/01/44 and various Federal Home Loan
         Mortgage Corporation Notes, ranging in par value
         $15,560,000-$20,125,898, adjustable coupon rates,
         12/01/32-01/01/37; with a total market value
         $145,234,056) ...........................................                  141,000,000       141,000,000
                                                                                                  ---------------
      TOTAL REPURCHASE AGREEMENTS (COST $321,189,900) .........................................       321,189,900
                                                                                                  ---------------
TIME DEPOSITS -- 4.5%
   FOREIGN BANKS, FOREIGN CENTERS -- 4.5%
      Natexis, Grand Cayman, 5.38%, 07/02/07 .....................   P-1, A-1+      140,000,000       140,000,000
                                                                                                  ---------------
      TOTAL TIME DEPOSITS (COST $140,000,000) .................................................       140,000,000
                                                                                                  ---------------
TOTAL INVESTMENTS -- 100.0% (COST $3,125,919,163)+ ............................................   $ 3,125,919,163
                                                                                                  ===============

----------
(1)   The ratings shown are unaudited.
* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
+     Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL       VALUE
                                                                                     AMOUNT        (NOTE 2)
                                                                                  ------------   ------------
U.S. AGENCY OBLIGATIONS -- 17.9%
   FEDERAL FARM CREDIT BANKS -- 3.0%
      Federal Farm Credit Banks Notes, 5.19%, 07/02/07* .....................     $ 25,000,000   $ 24,999,990
                                                                                                 ------------
   FEDERAL HOME LOAN BANKS NOTES -- 9.6%
      Federal Home Loan Banks Notes, 5.25%, 10/03/07 ........................       31,000,000     30,997,842
      Federal Home Loan Banks Notes, 5.10%, 03/06/08 ........................       25,000,000     24,965,116
      Federal Home Loan Banks Notes, 5.40%, 04/09/08 ........................       25,350,000     25,350,000
                                                                                                 ------------
                                                                                                   81,312,958
                                                                                                 ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.1%
      Federal Home Loan Mortgage Corporation Notes, 4.00%, 08/17/07 .........        9,500,000      9,484,430
                                                                                                 ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 4.2%
      Federal National Mortgage Association Notes, 4.20%, 08/01/07 ..........       25,000,000     24,976,943
      Federal National Mortgage Association Notes, 4.23%, 03/28/08 ..........       10,365,000     10,284,942
                                                                                                 ------------
                                                                                                   35,261,885
                                                                                                 ------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $151,059,263) ........................................     151,059,263
                                                                                                 ------------
REPURCHASE AGREEMENTS -- 82.1%
      With Bear Stearns Cos., Inc.: at 5.38%, dated 06/29/07 to be repurchased on 07/02/07 repurchase price $205,233,172
         (collateralized by various Federal National Mortgage Association
         Notes, ranging in par value $24,020,000-$38,433,588,
         4.500%-8.500%, 12/01/20-05/01/37; with a total market value
         $211,297,289) ......................................................      205,141,200    205,141,200
      With Goldman Sachs Group, Inc.: at 5.34%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $210,093,450
         (collateralized by various Federal National Mortgage Association
         Notes, ranging in par value $3,076,306- $64,909,737, 4.000%-7.500%,
         04/01/18-06/01/37 and various Federal Home Loan Mortgage
         Corporation Notes, ranging in par value $1,244,660-$50,000,000,
         5.000%-8.500%, 01/01/16-06/01/37; with a total market value
         $216,300,000) ......................................................      210,000,000    210,000,000
      With UBS Financial Services, Inc.: at 5.38%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $276,123,740
         (collateralized by various Federal National Mortgage Association
         Notes, ranging in par value $15,595,000-$22,580,399, adjustable coupon rates, 07/01/17-03/01/37 and various Federal Home Loan
         Mortgage Corporation Notes, ranging in par value
         $4,888,746-$23,030,954, adjustable coupon rates,
         01/01/19-01/01/37; with a total market value $284,284,603) .........      276,000,000    276,000,000
                                                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS (COST $691,141,200) ..........................................     691,141,200
                                                                                                 ------------
TOTAL INVESTMENTS -- 100.0% (COST $842,200,463)+ ............................................    $842,200,463
                                                                                                 ============

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+     Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                       RATINGS 1        AMOUNT          (NOTE 2)
                                                                                     -------------   -------------   --------------
MUNICIPAL BONDS -- 100.0%
   ALABAMA -- 1.0%
      West Jefferson Industrial Dev. Board PCRB VRDB Ref. Bonds
        (Alabama Power Co. Proj.), Ser. 1998, 3.92%, 07/02/07* .................        P-1, A-1     $   4,000,000   $    4,000,000
                                                                                                                     --------------
   ALASKA -- 2.1%
      Valdez, AK Marine Terminal VRDB Rev. Ref. Bonds 1993 (Exxon
        Pipeline Co. Proj.), Series C, 3.85%, 07/02/07* ........................      VMIG-1, A-1+       1,000,000        1,000,000
      Valdez, AK Marine Terminal Rev. Ref. VRDB (BP
        Pipelines, Inc. Project), Ser. 2003B, 3.92%, 07/02/07* .................      VMIG-1, A-1+       7,295,000        7,295,000
                                                                                                                     --------------
                                                                                                                          8,295,000
                                                                                                                     --------------
   COLORADO -- 0.5%
      Colorado Educ. & Cultural Fac. Auth. VRDB Rev. Bonds,
        (National Jewish Federal Building), LOC Bank of America
        Ser. A-7, 3.86%, 07/02/07* .............................................        P-1, NR          1,375,000        1,375,000
      Colorado Educ. & Cultural Fac. Auth. VRDB Rev. Demand
        Bonds, LOC Bank of America, 3.86%, 07/02/07* ...........................        P-1, NR            500,000          500,000
                                                                                                                     --------------
                                                                                                                          1,875,000
                                                                                                                     --------------
   DELAWARE -- 2.3%
      Delaware Economic Dev. Auth. VRDB (St. Andrews
        School Proj.), Ser. 2003, 3.73%, 07/05/07* .............................      VMIG-1, A-1+       9,400,000        9,400,000
                                                                                                                     --------------
   FLORIDA -- 13.5%
      Alachua County, FL Health Fac. Auth. VRDB Rev. Bonds
        (Shands Teaching Hospital & Clinic, Inc. Rev. Loan
        Program Installment), LOC Sun Trust Bank
        Ser. 2002 A, 3.89%, 07/02/07* ..........................................       VMIG-1, NR        4,700,000        4,700,000
      City of Jacksonville, Florida Power & Light Co. Project),
        3.79%, 08/06/07 ........................................................        P-1, A-1        13,700,000       13,700,000
      City of Jacksonville, FL TECP, Ser. A, 3.70%, 08/09/07 ...................       P-1, A-1+        12,545,000       12,545,000
      Kissimmee Utility Auth., FL CP Notes Ser. 2000 B.,
        3.75%, 09/10/07 ........................................................        P-1+, NR         9,700,000        9,700,000
      Manatee County, FL PCRB VRDB (Florida Power & Light
        Company Proj.), Ser. 1994, 3.90%, 07/02/07* ............................      VMIG-1, A-1        2,000,000        2,000,000
      Orange County, FL Health Fac. Auth. Ref. Program Rev.
        Bonds, (Pooled Hospital Loan Program), Ser., 3.75%,
        08/20/07 ...............................................................      VMIG-1, A-1+       5,200,000        5,200,000
      Orange County, FL Housing Fin. Auth. Multi-Family
        Housing VRDB Ref. Rev. Bonds (Post Fountains at Lee Vista
        Project), FNMA Gtd., Ser. 1997E, 3.75%, 07/06/07* ......................        NR, A-1+         4,235,000        4,235,000
      St. Lucie County, FL PCRB VRDB (Florida Power &
        Light Co. Project), Ser. 2000, 3.91%, 07/02/07* ........................      VMIG-1, A-1        2,500,000        2,500,000
                                                                                                                     --------------
                                                                                                                         54,580,000
                                                                                                                     --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                       RATINGS 1        AMOUNT          (NOTE 2)
                                                                                     -------------   -------------   --------------
   GEORGIA -- 6.9%
      Clayton County, GA Hosp. Auth. Rev. Ant. Cert. VRDB
        (Southern Regional Medical Center Proj.), LOC
        SunTrust Bank, Ser. 1998B, 3.74%, 07/06/07* ............................        Aa1, NR      $   3,570,000   $    3,570,000
      Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
        Hospital, Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
        3.74%, 07/06/07* .......................................................        Aa2, NR          1,300,000        1,300,000
      Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
        Hospital, Inc. Proj.), LOC SunTrust Bank, Ser. 2000,
        3.74%, 07/06/07* .......................................................       VMIG-1, NR        3,700,000        3,700,000
      Floyd County, GA Dev. Auth. Rev. VRDB (Berry College,
        Inc. Proj.), LOC Sun Trust Bank, Ser. 1999, 3.74%,
        07/06/07* ..............................................................        Aa2, NR          3,200,000        3,200,000
      Fulton County, GA Dev. Auth. Rev. VRDB (Arthritis
        Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.
        1996, 3.74%, 07/06/07* .................................................        Aa2, NR            800,000          800,000
      Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
        School, Inc. Proj.), LOC SunTrust Bank, Ser. 2000,
        3.74%, 07/06/07* .......................................................       VMIG-1, NR        5,700,000        5,700,000
      Gwinnett County, GA Dev. Auth. Rev. VRDB (Wesleyan
        School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999,
        3.74%, 07/06/07* .......................................................        Aa2, NR          4,700,000        4,700,000
      Heard County, GA PCRB VRDB (Georgia Power Co.
        Plant Wansley Proj.), Ser. 1996, 3.94%, 07/02/07* ......................      VMIG-1, A-1        2,000,000        2,000,000
      Metropolitan Atlanta, GA Rapid Transit Auth. CP Bond
        Anticipation Notes, Ser. 2004A, 3.75%, 08/08/07 ........................       P-1, A-1+         3,000,000        3,000,000
                                                                                                                     --------------
                                                                                                                         27,970,000
                                                                                                                     --------------
   ILLINOIS -- 7.5%
      Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre
        Proj.), LOC Banc One N.A./Northern Trust, Ser. 1999,
        3.80%, 07/06/07* .......................................................        NR, A-1+        13,400,000       13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society
        Proj.), LOC American NB & T, Ser. 1997, 3.83%,
        07/06/07* ..............................................................        NR, A-1+         1,670,000        1,670,000
      Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural
        Pooled Financing Proj.), LOC American NB & T, Ser.
        1998, 3.75%, 07/06/07* .................................................        NR, A-1+         6,325,000        6,325,000
      Illinois Health Fac. Auth. (Evanston Hospital
        Corporation), 3.73%, 09/12/07 ..........................................       VMIG-1, NR        4,000,000        4,000,000
      Illinois Health Fac. Auth. (Evanston Hospital
        Corporation), Ser. 1988, 3.77%, 08/15/07 ...............................      VMIG-1, A-1+       5,000,000        5,000,000
                                                                                                                     --------------
                                                                                                                         30,395,000
                                                                                                                     --------------
   KANSAS -- 1.2%
      Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.),
        LOC Citibank NA, Ser. 1996, 3.83%, 07/06/07* ...........................       P-1, A-1+         5,000,000        5,000,000
                                                                                                                     --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P      PRINCIPAL        VALUE
                                                                            RATINGS 1         AMOUNT        (NOTE 2)
                                                                           ------------   -------------   -------------
   MARYLAND -- 1.2%
      Anne Arundel Cnty, MD Gen. Oblig. Bond Anticipation
         Notes, (Consolidated General Improvements), Ser. A,
         3.80%, 08/07/07 ...............................................     P-1, A-1+    $   5,000,000   $   5,000,000
                                                                                                          -------------
   MASSACHUSETTS -- 0.6%
      Massachusetts State Gen. Oblig. Ltd. VRDB, Ser. A,
         3.92%, 07/02/07* ..............................................     P-1, A-1+        2,600,000       2,600,000
                                                                                                          -------------
   MICHIGAN -- 4.7%
      Regents of the Univ. of Michigan Hosp. Rev. Bonds,
         VRDB Ser. 2005A, 3.90%, 07/02/07* .............................   VMIG-1, A-1+       8,400,000       8,400,000
      Regents of the Univ. of Michigan Medical Serv. Plan Rev.
         VRDB Ref. Bonds, Ser. 1998A-1, 3.90%, 07/02/07* ...............   VMIG-1, A-1+      10,500,000      10,500,000
                                                                                                          -------------
                                                                                                             18,900,000
                                                                                                          -------------
   MISSISSIPPI -- 0.1%
      Jackson County, MS Port Fac. VRDB (Chevron U.S.A,
         Inc. Proj.), Ser. 1993, 3.87%, 07/02/07* ......................     P-1, NR            300,000         300,000
                                                                                                          -------------
   MISSOURI -- 5.0%
      Missouri Health & Educ. Fac. Auth. VRDB (BJC Health
         Systems), Ser. 2005B, 3.86%, 07/02/07* ........................   VMIG-1, A-1+         650,000         650,000
      Missouri Health & Educ. Fac. Auth. VRDB (Washington
         Univ. Proj.), Ser. 1996-B, 3.92%, 07/02/07* ...................   VMIG-1, A-1+       6,500,000       6,500,000
      Missouri St Health & Educ. Fac. Auth. VRDB (Washington
         University Proj.) Series 2004-B, 3.90%, 07/02/07* .............   WMIG1, A-1+       12,850,000      12,850,000
                                                                                                          -------------
                                                                                                             20,000,000
                                                                                                          -------------
   MONTANA -- 2.8%
      Forsyth County, MT PCRB VRDB Ref. Rev. Bonds
         (Pacificorp Project) LOC BNP Paribas Ser. 1988,
         3.90%, 07/02/07* ..............................................     P-1, A-1+       11,300,000      11,300,000
                                                                                                          -------------
   NEVADA -- 4.0%
      Las Vegas Valley Water Dist., NV Gen. Oblig. Water
         TECP, Ser. A, 3.75%, 10/10/07 .................................     P-1, A-1+       16,000,000      16,000,000
                                                                                                          -------------
   NEW HAMPSHIRE -- 4.2%
      New Hampshire Health & Educ. Fac. Auth. VRDB Rev.
         Bonds (Dartmouth College Issue) Series 2007B,
         3.90%, 07/02/07* ..............................................     P-1, A-1+        6,675,000       6,675,000
      New Hampshire Health & Educ. Fac. VRDB Rev. Bonds
         (Darthmouth College Issue) Series 2007A, 3.90%,
         07/02/07* .....................................................   VMIG-1, A-1+      10,465,000      10,465,000
                                                                                                          -------------
                                                                                                             17,140,000
                                                                                                          -------------
   OKLAHOMA -- 0.9%
      Tulsa County, OK Ind. Auth. VRDB (Montereau in
         Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A,
         3.92%, 07/02/07* ..............................................     NR, A-1+         3,535,000       3,535,000
                                                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P      PRINCIPAL        VALUE
                                                                            RATINGS 1         AMOUNT        (NOTE 2)
                                                                           ------------   -------------   -------------
   PENNSYLVANIA -- 1.0%
      Beaver County, PA Ind. Dev. Auth. PCRB VRDB
         (Atlantic Richfield Co. Proj.), Ser. 1995, 3.70%,
         07/06/07* .....................................................   VMIG-1, A-1+   $   4,200,000   $   4,200,000
                                                                                                          -------------
   SOUTH CAROLINA -- 3.5%
      South Carolina St. Pub. Service, Auth. TECP, 3.70%,
         10/04/07 ......................................................     P-1, A-1+       14,000,000      14,000,000
                                                                                                          -------------
   TENNESSEE -- 3.1%
      Clarksville, TN Public Bldg. Auth. Rev. VRDB
         (Tennessee Municipal Bond Fund Proj.), LOC Bank of
         America, Ser. 1984, 3.73%, 07/06/07* ..........................      NR, A-1+        1,745,000       1,745,000
      Clarksville, TN Public Bldg. Auth. Rev. VRDB
         (Tennessee Municipal Bond Fund Proj.), VRDB LOC Bank of
         America, Ser. 1995, 3.73%, 07/06/07* ..........................      NR, A-1+          800,000         800,000
      Metropolitan Govt. of Nashville & Davidson, TN Health
         & Educ. Fac. Board CP Notes, Vanderbilt University,
         Ser. A, 3.74%, 08/08/07 .......................................     P-1, A-1+        8,500,000       8,500,000
      Montgomery County, TN VRDB Pub Bldg. Auth. Adjustable
         Rate Pooled Financing Rev. Bonds, (Tennessee
         County Loan Pool) LOC Bank of America Series 2002,
         3.87%, 07/02/07* ..............................................    VMIG-1, NR        1,600,000       1,600,000
                                                                                                          -------------
                                                                                                             12,645,000
                                                                                                          -------------
   TEXAS -- 21.9%
      Bexar County, TX Gen. Oblig. CP, Ser. A, 3.75%,
         10/09/07 ......................................................     P-1, A-1+        6,500,000       6,500,000
      Board of Regents of Texas A&M University System
         TECP, Ser. B, 3.74%, 10/11/07 .................................     P-1, A-1+       11,600,000      11,600,000
      Board of Regents of Texas A&M University System
         TECP, Ser. B, 3.75%, 10/11/07 .................................     P-1, A-1+        4,400,000       4,400,000
      Board of Regents of The University of Texas TECP, Ser.
         A, 3.70%, 08/07/07 ............................................     P-1, A-1+       13,700,000      13,700,000
      City of Garland, TX Gen. Oblig. TECP, 3.75%, 09/07/07 ............     NR, A-1+         5,000,000       5,000,000
      City of Garland, TX Gen. Oblig. TECP, 3.75%, 10/05/07 ............     NR, A-1+         5,000,000       5,000,000
      City of Houston, TX Combined Utility System TECP,
         3.75%, 09/20/07 ...............................................     P-1, A-1         2,400,000       2,400,000
      City of Houston, TX Gen. Oblig. TECP, 3.75%, 10/09/07 ............     P-1, A-1+       10,000,000      10,000,000
      Harris County, TX Gen. Oblig. TECP, Ser. D, 3.75%,
         08/03/07 ......................................................     P-1, A-1+       14,700,000      14,700,000
      Harris County, TX Health Fac. Dev. Corp. VRDB (Texas
         Children's Hospital Proj.), Ser. 1999B, (MBIA Insured),
         3.92%, 07/02/07* ..............................................     NR, A-1+         8,600,000       8,600,000
      Port Arthur Navigation Dist. of Jefferson County, TX
         PCRB VRDB (Texaco, Inc. Proj.), Ser. 1994, 3.87%,
         07/02/07* .....................................................   VMIG-1, A-1+       3,200,000       3,200,000
      Texas Water Development Board Revolution Sub Lien
         A, VRDB 3.89%, 07/02/07* ......................................   VMIG-1, A-1+       3,600,000       3,600,000
                                                                                                          -------------
                                                                                                             88,700,000
                                                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P      PRINCIPAL         VALUE
                                                                            RATINGS(1)        AMOUNT         (NOTE 2)
                                                                           ------------   -------------   -------------
   UTAH -- 3.4%
      Murray City, UT Hosp. Rev. VRDB (IHC Health Services,
         Inc.), Ser. B, 3.86%, 07/02/07* ...............................   VMIG-1, A-1+   $     800,000   $     800,000
      Murray City, UT VRDB (IHC Health Services, Inc.) Ser.
         2005A, 3.86%, 07/02/07* .......................................   VMIG-1, A-1+       2,700,000       2,700,000
      Murray City, UT VRDB (IHC Health Services, Inc.) Ser.
         2005C, 3.80%, 07/05/07* .......................................   VMIG-1, A-1+       9,800,000       9,800,000
      Salt Lake County, UT PCRB VRDB (Svc. Station
         Holdings Proj. BP PLC), 3.92%, 07/02/07* ......................     P-1, A-1+          535,000         535,000
                                                                                                          -------------
                                                                                                             13,835,000
                                                                                                          -------------
   VIRGINIA -- 3.7%
      University of VA TECP Gen. Rev. Pledge Notes, Ser.
         2003 A, 3.70%, 10/05/07 .......................................     NR, A-1+        14,800,000      14,800,000
                                                                                                          -------------
   WASHINGTON -- 2.2%
      Washington Health Care Fac. Auth. Lease Rev. VRDB
         (National Healthcare Research & Educ. Proj.), LOC
         BNP Paribas, 3.80%, 07/06/07* .................................    VMIG-1, NR        3,900,000       3,900,000
      Washington State Hous. Fin. Comm. Rev VRDB
        (Eastside Catholic School), LOC Key Bank NA, Ser. A,
         3.77%, 07/06/07* ..............................................    VMIG-1, NR        5,000,000       5,000,000
                                                                                                          -------------
                                                                                                              8,900,000
                                                                                                          -------------
   WYOMING -- 2.7%
      Sweetwater County, WY PCRB Pacificorp Project, LOC Barclays
         Series 1988 A, 3.74%, 07/20/07 ................................     P-1, A-1+       10,975,000      10,975,000
                                                                                                          -------------
      TOTAL MUNICIPAL BONDS (COST $404,345,000) .......................................................     404,345,000
                                                                                                          -------------
   TOTAL INVESTMENTS -- 100.0% (COST $404,345,000)+ ...................................................   $ 404,345,000
                                                                                                          =============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+     Cost for Federal income tax purposes.

LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PCRB -- Pollution Control Revenue Bonds
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB -- Variable Rate Demand Bonds

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007

                                                                            PRIME
                                                                         MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                                             FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                                       ---------------   -----------------   -----------------
ASSETS:
Investment in securities, at value* ................................   $ 3,125,919,163     $ 842,200,463       $ 404,345,000
Interest receivable ................................................         7,741,204         2,200,020           1,282,082
Other assets .......................................................           142,243            47,104              26,489
                                                                       ---------------     -------------       -------------
Total assets .......................................................     3,133,802,610       844,447,587         405,653,571
                                                                       ---------------     -------------       -------------
LIABILITIES:
Dividends payable ..................................................        12,219,914         3,112,833             982,061
Accrued advisory fee ...............................................           813,109           249,924             117,818
Other accrued expenses .............................................           886,971           297,891             129,208
                                                                       ---------------     -------------       -------------
Total liabilities ..................................................        13,919,994         3,660,648           1,229,087
                                                                       ---------------     -------------       -------------
NET ASSETS .........................................................   $ 3,119,882,616     $ 840,786,939       $ 404,424,484
                                                                       ===============     =============       =============
NET ASSETS CONSIST OF:
Paid-in capital ....................................................   $ 3,119,855,486     $ 840,770,918       $ 404,424,484
Undistributed net investment income ................................            27,130            13,239                  --
Accumulated net realized gain on investments .......................                --             2,782                  --
                                                                       ---------------     -------------       -------------
NET ASSETS .........................................................   $ 3,119,882,616     $ 840,786,939       $ 404,424,484
                                                                       ===============     =============       =============
NET ASSETS BY SHARE CLASS:
Institutional Shares ...............................................   $    24,399,883     $     332,871       $     793,477
Service Shares .....................................................     1,692,102,305       616,112,783                  --
W Shares ...........................................................     1,403,380,428       224,341,285         403,631,007
                                                                       ---------------     -------------       -------------
                                                                       $ 3,119,882,616     $ 840,786,939       $ 404,424,484
                                                                       ===============     =============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
Institutional Shares ...............................................        24,399,579           332,871             793,370
Service Shares .....................................................     1,692,075,224       616,093,005                  --
W Shares ...........................................................     1,403,380,428       224,340,389         403,637,085

NET ASSET VALUE PER SHARE:
Institutional Shares ...............................................   $          1.00     $        1.00       $        1.00
                                                                       ---------------     -------------       -------------
Service Shares .....................................................   $          1.00     $        1.00       $          --
                                                                       ---------------     -------------       -------------
W Shares ...........................................................   $          1.00     $        1.00       $        1.00
                                                                       ---------------     -------------       -------------
* Investments at cost ..............................................   $ 3,125,919,163     $ 842,200,463       $ 404,345,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007

                                                                            PRIME
                                                                         MONEY MARKET     U.S. GOVERNMENT       TAX-EXEMPT
                                                                             FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                                       ---------------   -----------------   -----------------
INVESTMENT INCOME:
   Interest income .................................................   $   160,858,086     $  48,448,003       $  14,734,625
                                                                       ---------------     -------------       -------------
EXPENSES:
   Advisory fees ...................................................         9,564,902         3,372,678           1,511,372
   Administration fees .............................................           458,028           139,185              62,353
   Sub-administration and accounting fees ..........................           942,525           454,975             232,466
   Custody fees ....................................................           284,392           101,812              48,075
   Transfer agent fees .............................................           567,539           170,067              65,180
   Shareholder service fees -- Service Shares ......................         3,460,826         1,342,331                  --
   Shareholder service fees -- W Shares ............................         1,682,738           258,799             681,428
   Distribution fees -- Service Shares .............................         1,133,985           502,398                  --
   Professional fees ...............................................            81,497            67,280              67,762
   Reports to shareholders .........................................           125,514            49,614              32,908
   Registration fees ...............................................            75,845            33,657              21,191
   Trustees' fees ..................................................            18,580            18,581              18,579
   Compliance services .............................................            15,849             7,495               5,590
   Other ...........................................................           323,925           115,508              40,675
                                                                       ---------------     -------------       -------------
   Total expenses ..................................................        18,736,145         6,634,380           2,787,579
                                                                       ---------------     -------------       -------------
   Net investment income ...........................................       142,121,941        41,813,623          11,947,046
                                                                       ---------------     -------------       -------------
NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ................................                --             2,782                  --
                                                                       ---------------     -------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $   142,121,941     $  41,816,405       $  11,947,046
                                                                       ===============     =============       =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        PRIME
                                                                     MONEY MARKET                        U.S. GOVERNMENT
                                                                         FUND                           MONEY MARKET FUND
                                                          ----------------------------------    ----------------------------------
                                                                 FOR THE YEARS ENDED                   FOR THE YEARS ENDED
                                                                       JUNE 30,                              JUNE 30,
                                                          ----------------------------------    ----------------------------------
                                                                2007              2006               2007                2006
                                                          ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $   142,121,941    $    89,494,374    $    41,813,623    $    26,931,132
   Net realized gain on investments ...................                --                 --              2,782                 --
                                                          ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from operations ..       142,121,941         89,494,374         41,816,405         26,931,132
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
      Net investment income:
      Institutional Shares ............................        (2,263,108)          (327,355)           (87,757)          (138,784)
      Service Shares ..................................       (86,065,068)       (89,167,019)       (33,658,475)       (26,792,348)
      W Shares ........................................       (53,793,765)                --         (8,067,391)                --
                                                          ---------------    ---------------    ---------------    ---------------
Total distributions ...................................      (142,121,941)       (89,494,374)       (41,813,623)       (26,931,132)
                                                          ---------------    ---------------    ---------------    ---------------
Fund share transactions (Note 4):
   Proceeds from shares sold ..........................     8,646,678,582      6,051,821,563      3,979,884,333      2,760,173,522
   Cost of shares issued on reinvestment
      of distributions ................................         8,612,566          5,832,304            270,564            240,327
   Cost of shares redeemed ............................    (8,211,645,235)    (5,590,109,816)    (4,018,756,637)    (2,626,480,366)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from Fund share
   transactions .......................................       443,645,913        467,544,051        (38,601,740)       133,933,483
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets ...............       443,645,913        467,544,051        (38,598,958)       133,933,483
NET ASSETS:
   Beginning of year ..................................     2,676,236,703      2,208,692,652        879,385,897        745,452,414
                                                          ---------------    ---------------    ---------------    ---------------
   End of year ........................................   $ 3,119,882,616    $ 2,676,236,703    $   840,786,939    $   879,385,897
                                                          ===============    ===============    ===============    ===============
Undistributed net investment income ...................   $        27,130    $        27,130    $        13,239    $        13,239
                                                          ---------------    ---------------    ---------------    ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         TAX-EXEMPT
                                                     MONEY MARKET FUND
                                            -----------------------------------
                                                    FOR THE YEARS ENDED
                                                          JUNE 30,
                                            -----------------------------------
                                                  2007               2006
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ................   $     11,947,046   $      8,435,181
                                            ----------------   ----------------
Net increase in net assets resulting
   from operations ......................         11,947,046          8,435,181
                                            ----------------   ----------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..............           (241,259)          (302,559)
      W Shares ..........................        (11,705,787)        (8,132,622)
                                            ----------------   ----------------
Total distributions .....................        (11,947,046)        (8,435,181)
                                            ----------------   ----------------
Fund share transactions (Note 4):
   Proceeds from shares sold ............      1,210,514,701      1,485,961,407
   Cost of shares issued on
      reinvestment of distributions .....            153,067             95,034
   Cost of shares redeemed ..............     (1,237,899,673)    (1,413,733,354)
                                            ----------------   ----------------
Net increase (decrease) in net assets
   from Fund share transactions .........        (27,231,905)        72,323,087
                                            ----------------   ----------------
Total increase (decrease) in net
   assets ...............................        (27,231,905)        72,323,087
NET ASSETS:
   Beginning of year ....................        431,656,389        359,333,302
                                            ----------------   ----------------
   End of year ..........................   $    404,424,484   $    431,656,389
                                            ================   ================
Undistributed net investment
   income ...............................   $             --   $             --
                                            ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

      The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                  2007       2006       2005      2004       2003
                                                                --------   --------   -------   --------   --------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........................   $   1.00   $   1.00   $  1.00   $   1.00   $   1.00
                                                                --------   --------   -------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ....................................       0.05       0.04      0.02       0.01       0.01
                                                                --------   --------   -------   --------   --------
DISTRIBUTIONS:
   From net investment income ...............................      (0.05)     (0.04)    (0.02)     (0.01)     (0.01)
                                                                --------   --------   -------   --------   --------
NET ASSET VALUE -- END OF YEAR ..............................   $   1.00   $   1.00   $  1.00   $   1.00   $   1.00
                                                                ========   ========   =======   ========   ========
TOTAL RETURN ................................................       5.05%      3.82%     1.74%      0.58%      1.07%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1),(2)
   Expenses .................................................       0.41%      0.51%     0.50%      0.53%      0.51%
   Net investment income ....................................       4.94%      3.70%     1.65%      0.59%      1.10%
Net assets at the end of year (000 omitted) .................   $ 24,400   $ 11,986   $ 6,683   $ 14,105   $ 28,937

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                                  FOR THE YEARS ENDED JUNE 30,
                                                              -------------------------------------------------------------------
PRIME MONEY MARKET FUND -- SERVICE SHARES                         2007          2006          2005          2004          2003
                                                              -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE -- BEGINNING OF YEAR ......................   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                              -----------   -----------   -----------   -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ..................................          0.05          0.04          0.01            --(1)       0.01
                                                              -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS:
   From net investment income .............................         (0.05)        (0.04)        (0.01)           --(1)      (0.01)
                                                              -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE -- END OF YEAR ............................   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                              ===========   ===========   ===========   ===========   ===========
TOTAL RETURN ..............................................          4.79%         3.63%         1.48%         0.39%         0.87%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses ...............................................          0.67%         0.69%         0.74%         0.73%         0.72%
   Net investment income ..................................          4.68%         3.61%         1.48%         0.39%         0.86%
Net assets at the end of year (000 omitted) ...............   $ 1,692,102   $ 2,664,251   $ 2,201,829   $ 2,001,681   $ 2,354,190

----------
(1)   Less than $0.01 per share.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                             FOR THE PERIOD
                                                            OCTOBER 2, 2006(1)
                                                                 THROUGH
                                                              JUNE 30, 2007
                                                            -----------------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..................      $      1.00
                                                               -----------
INVESTMENT OPERATIONS:
   Net investment income ................................             0.04
                                                               -----------
DISTRIBUTIONS:
   From net investment income ...........................            (0.04)
                                                               -----------
NET ASSET VALUE -- END OF PERIOD ........................      $      1.00
                                                               ===========
TOTAL RETURN ............................................             3.63%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .............................................             0.56%*
   Net investment income ................................             4.80%*
Net assets at the end of period
   (000 omitted) ........................................      $ 1,403,380

----------
*     Annualized

**    Not annualized

(1)   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                            ----------------------------------------------------------
                                                               2007        2006        2005        2004         2003
                                                            ---------   ---------   ---------   ---------    ---------
U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ....................   $    1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                                            ---------   ---------   ---------   ---------    ---------
INVESTMENT OPERATIONS:
   Net investment income ................................        0.05        0.04        0.02        0.01         0.01
                                                            ---------   ---------   ---------   ---------    ---------
DISTRIBUTIONS:
   From net investment income ...........................       (0.05)      (0.04)      (0.02)      (0.01)       (0.01)
                                                            ---------   ---------   ---------   ---------    ---------
NET ASSET VALUE -- END OF YEAR ..........................   $    1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                                            =========   =========   =========   =========    =========
TOTAL RETURN ............................................        4.92%       3.66%       1.63%       0.53%        0.95%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1),(2)
   Expenses .............................................        0.49%       0.61%       0.59%       0.58%        0.57%
   Net investment income ................................        4.79%       3.58%       1.44%       0.53%        0.93%
Net assets at the end of year (000 omitted) .............   $     333   $   3,480   $   3,939   $  33,892    $  34,252

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                            ----------------------------------------------------------
                                                               2007       2006         2005        2004         2003
                                                            ---------   ---------   ---------   ---------    ---------
U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ....................   $    1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                                            ---------   ---------   ---------   ---------    ---------
INVESTMENT OPERATIONS:
   Net investment income ................................        0.05        0.03        0.01          --(1)      0.01
                                                            ---------   ---------   ---------   ---------    ---------
DISTRIBUTIONS:
   From net investment income ...........................       (0.05)      (0.03)      (0.01)         --(1)     (0.01)
                                                            ---------   ---------   ---------   ---------    ---------
NET ASSET VALUE -- END OF YEAR ..........................   $    1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                                            =========   =========   =========   =========    =========
TOTAL RETURN ............................................        4.66%       3.49%       1.41%       0.33%        0.75%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses .............................................        0.75%       0.77%       0.79%       0.78%        0.77%
   Net investment income ................................        4.56%       3.45%       1.39%       0.33%        0.76%
Net assets at the end of year (000 omitted) .............   $ 616,113   $ 875,906   $ 741,514   $ 832,314    $ 929,538


----------
(1)   Less than $0.01 per share.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                              OCTOBER 2, 2006(1)
                                                                   THROUGH
                                                                JUNE 30, 2007
                                                              -----------------
U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $    1.00
                                                                 ---------
INVESTMENT OPERATIONS:
   Net investment income ..................................           0.03
                                                                 ---------
DISTRIBUTIONS:
   From net investment income .............................          (0.03)
                                                                 ---------
NET ASSET VALUE -- END OF PERIOD ..........................      $    1.00
                                                                 =========
TOTAL RETURN ..............................................           3.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses ...............................................           0.65%*
   Net investment income ..................................           4.68%*
Net assets at the end of period
   (000 omitted) ..........................................      $ 224,341

----------

*     Annualized

**    Not annualized

(1)   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                           FOR THE YEARS ENDED JUNE 30,
                                                                ----------------------------------------------------

                                                                  2007      2006       2005       2004       2003
                                                                -------   --------   --------   --------   ---------
TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........................   $  1.00   $   1.00   $   1.00   $   1.00   $    1.00
                                                                -------   --------   --------   --------   ---------
INVESTMENT OPERATIONS:
   Net investment income ...................................       0.03       0.02       0.01         --(1)     0.01
                                                                -------   --------   --------   --------   ---------
DISTRIBUTIONS:
   From net investment income ...............................     (0.03)     (0.02)     (0.01)        --(1)    (0.01)
                                                                -------   --------   --------   --------   ---------
NET ASSET VALUE -- END OF YEAR ..............................   $  1.00   $   1.00   $   1.00   $   1.00   $    1.00
                                                                =======   ========   ========   ========   =========
TOTAL RETURN ................................................      3.14%      2.39%      1.16%      0.41%       0.73%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2),(3)
   Expenses .................................................      0.52%      0.63%      0.64%      0.58%       0.57%
   Net investment income ....................................      3.06%      2.30%      0.98%      0.42%       0.72%
Net assets at the end of year (000 omitted) .................   $   793   $ 13,210   $ 13,084   $ 46,990   $  23,382

----------
(1)   Less than $0.01 per share.
(2) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                       FOR THE YEARS ENDED JUNE 30,
                                                       -----------------------------------------------------------
                                                          2007        2006         2005         2004        2003
                                                       ---------   ----------   ----------   ---------   ---------
TAX-EXEMPT MONEY MARKET FUND -- W SHARES(1)
NET ASSET VALUE -- BEGINNING OF YEAR ...............   $    1.00   $     1.00   $     1.00   $    1.00   $    1.00
                                                       ---------   ----------   ----------   ---------   ---------
INVESTMENT OPERATIONS:
   Net investment income ...........................        0.03         0.02         0.01          --(2)     0.01
                                                       ---------   ----------   ----------   ---------   ---------
DISTRIBUTIONS:
   From net investment income ......................       (0.03)       (0.02)       (0.01)         --(2)    (0.01)
                                                       ---------   ----------   ----------   ---------   ---------
NET ASSET VALUE -- END OF YEAR .....................   $    1.00   $     1.00   $     1.00   $    1.00   $    1.00
                                                       =========   ==========   ==========   =========   =========
TOTAL RETURN .......................................        2.96%        2.23%        0.98%       0.21%       0.52%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses ........................................        0.69%        0.78%        0.80%       0.79%       0.78%
   Net investment income ...........................        2.92%        2.23%        0.96%       0.20%       0.52%
Net assets at the end of year
   (000 omitted) ...................................   $ 403,631   $  418,447   $  346,249   $ 424,089   $ 525,522

----------
(1) Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.
(2)   Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

      The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and effective September 12, 2006, W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares, formerly, Service Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

      On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

      Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2007, are shown separately in each Fund's statement of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

4.    CAPITAL SHARE TRANSACTIONS.

      Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares, Service Shares and W Shares were as follows.

                                    INSTITUTIONAL SHARES                SERVICE SHARES                        W SHARES
                                -----------------------------  --------------------------------  ---------------------------------
                                    SHARES        DOLLARS           SHARES          DOLLARS           SHARES            DOLLARS
                                -------------  --------------  ---------------  ---------------  ----------------  ---------------
Prime Money Market Fund
------------------------------
Sold .........................    802,182,678  $  802,182,678    5,033,885,589  $ 5,033,885,589     2,810,610,315  $ 2,810,610,315
Issued on reinvestment
   of distributions ..........        425,522         425,522        8,184,039        8,184,039             3,005            3,005
Redeemed .....................   (790,194,120)   (790,194,120)  (6,014,218,223)  (6,014,218,223)   (1,407,232,892)  (1,407,232,892)
                                -------------  --------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) ......     12,414,080  $   12,414,080     (972,148,595) $  (972,148,595)    1,403,380,428  $ 1,403,380,428
                                =============  ==============  ===============  ===============  ================  ===============

U.S. Government Money Market
   Fund
------------------------------
Sold .........................    222,422,205  $  222,422,205    2,946,466,915  $ 2,946,466,915       810,995,213  $   810,995,213
Issued on reinvestment
   of distributions ..........         20,387          20,387          250,177          250,177                --               --
Redeemed .....................   (225,589,578)   (225,589,578)  (3,206,512,235)  (3,206,512,235)     (586,654,824)    (586,654,824)
                                -------------  --------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) ......     (3,146,986) $   (3,146,986)    (259,795,143) $  (259,795,143)      224,340,389  $   224,340,389
                                =============  ==============  ===============  ===============  ================  ===============

Tax-Exempt Money Market Fund
------------------------------
Sold .........................    128,952,363  $  128,952,363               --  $            --     1,081,562,338  $ 1,081,562,338
Issued on reinvestment
   of distributions ..........         24,450          24,450               --               --           128,617          128,617
Redeemed .....................   (141,393,217)   (141,393,217)              --               --    (1,096,506,456)  (1,096,506,456)
                                -------------  --------------  ---------------  ---------------  ----------------  ---------------
Net decrease .................    (12,416,404) $  (12,416,404)              --  $            --       (14,815,501) $   (14,815,501)
                                =============  ==============  ===============  ===============  ================  ===============

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      Transactions in shares of capital stock for the fiscal year ended June 30, 2006 for the Institutional Shares, Service Shares and W Shares were as follows.

                                      INSTITUTIONAL SHARES                SERVICE SHARES                        W SHARES
                                 -----------------------------   --------------------------------   -------------------------------
                                    SHARES          DOLLARS          SHARES           DOLLARS           SHARES          DOLLARS
                                 -------------   -------------   --------------   ---------------   --------------   --------------
Prime Money Market Fund
------------------------------
Sold .........................      87,454,400   $  87,454,400    5,964,367,163   $ 5,964,367,163               --   $           --
Issued on reinvestment
   of distributions ..........         190,770         190,770        5,641,534         5,641,534               --               --
Redeemed .....................     (82,522,797)    (82,522,797)  (5,507,587,019)   (5,507,587,019)              --               --
                                 -------------   -------------   --------------   ---------------   --------------   --------------
Net increase .................       5,122,373   $   5,122,373      462,421,678   $   462,421,678               --   $           --
                                 =============   =============   ==============   ===============   ==============   ==============

U.S. Government Money Market
   Fund
------------------------------
Sold .........................       1,935,822   $   1,935,822    2,758,237,700   $ 2,758,237,700               --   $           --
Issued on reinvestment
   of distributions ..........          38,453          38,453          201,874           201,874               --               --
Redeemed .....................      (2,433,103)     (2,433,103)  (2,624,047,263)   (2,624,047,263)              --               --
                                 -------------   -------------   --------------   ---------------   --------------   --------------
Net increase (decrease) ......        (458,828)  $    (458,828)     134,392,311   $   134,392,311               --   $           --
                                 =============   =============   ==============   ===============   ==============   ==============

Tax-Exempt Money Market Fund
------------------------------
Sold .........................     308,683,174   $ 308,683,174               --   $            --    1,177,278,233   $1,177,278,233
Issued on reinvestment
   of distributions ..........          18,909          18,909               --                --           76,125           76,125
Redeemed .....................    (308,584,879)   (308,584,879)              --                --   (1,105,148,475)  (1,105,148,475)
                                 -------------   -------------   --------------   ---------------   --------------   --------------
Net increase .................         117,204   $     117,204               --   $            --       72,205,883   $   72,205,883
                                 =============   =============   ==============   ===============   ==============   ==============

5. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      The tax character of distributions paid for the years ended June 30, 2007 and 2006 were as follows:

                                          PRIME MONEY        U.S. GOVERNMENT          TAX-EXEMPT
                                          MARKET FUND       MONEY MARKET FUND     MONEY MARKET FUND
                                       -----------------   -------------------   -------------------
YEAR ENDED JUNE 30, 2007
Ordinary income ....................     $ 142,121,941        $  41,813,623         $          --
Tax-exempt income ..................                --                   --            11,947,046

YEAR ENDED JUNE 30, 2006
Ordinary income ....................     $  89,494,374        $  26,931,132         $          --
Tax-exempt income ..................                --                   --             8,435,181

      As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

                                          PRIME MONEY        U.S. GOVERNMENT         TAX-EXEMPT
                                          MARKET FUND       MONEY MARKET FUND     MONEY MARKET FUND
                                       -----------------   -------------------   -------------------
Undistributed ordinary income ......     $      37,643        $      26,534         $          --
Undistributed tax-exempt income ....                --                   --                10,513
Other temporary differences ........           (10,513)             (10,513)              (10,513)
                                         -------------        -------------         -------------
Total accumulated earnings .........     $      27,130        $      16,021         $          --
                                         =============        =============         =============

      The differences between book basis and tax basis components of accumulated earnings are primarily attributable to deferred compensation of Trustees.

6. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

      Approximately 17% of the investments of the Tax-Exempt Money Market Fund on June 30, 2007, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds'management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of WT Mutual Fund at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TAX INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

      Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Fund paid tax-exempt income distributions during the fiscal year ended June 30, 2007 as follows:

                                                             TAX-EXEMPT
                                                               INCOME
                                                             -----------
            Tax-Exempt Money Market Fund ..................  $11,947,046

      In January 2008, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

      Pursuant to Section 871 of the Internal Revenue Code, the following percentages of ordinary income distributions during the fiscal year ended June 30, 2007 have been designated as qualified interest income:

            Prime Money Market Fund .......................         100%
            U.S. Government Money Market Fund .............         100%
            Tax-Exempt Money Market Fund ..................           0%

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                                                             PRINCIPAL              FUND            OTHER
                           POSITION(S)        TERM OF OFFICE AND           OCCUPATION(S)          COMPLEX       DIRECTORSHIPS
       NAME AND             HELD WITH           LENGTH OF TIME              DURING PAST         OVERSEEN BY        HELD BY
     DATE OF BIRTH            TRUST                 SERVED                  FIVE YEARS           TRUSTEE(1)        TRUSTEE
----------------------   ---------------   -----------------------   ------------------------   -----------   ------------------
NEIL WOLFSON(2)          Trustee,          Shall serve at the        President of Wilmington        24        None
Date of Birth: 6/64      President and     pleasure of the           Trust Investment
                         Chief Executive   Board and until           Management, LLC
                         Officer           successor is elected      ("WTIM") since
                                           and qualified.            November 2006; Chief
                                           Trustee since             Investment Officer of
                                           November 2005.            WTIM from 2004 to
                                           President and Chief       2006; Partner with KPMG
                                           Executive Officer         (public accounting) from
                                           since January 2006.       1996 to 2004.

ROBERT J. CHRISTIAN(3)   Trustee           Shall serve until         Retired since February         24        Fund Vantage Trust
Date of Birth: 2/49                        death, resignation or     2006. Executive Vice
                                           removal. Trustee          President of Wilmington
                                           since October 1998;       Trust Company from
                                           President and Chairman    February 1996 to
                                           of the Board from         February 2006;
                                           October 1998 to January   President of Rodney
                                           2006.                     Square Management
                                                                     Corporation ("RSMC")
                                                                     from 1996 to 2005; Vice
                                                                     President of RSMC from
                                                                     2005 to 2006.

----------
(1) The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and Roxbury Funds (2).
(2) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
(3) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                                                             PRINCIPAL              FUND            OTHER
                           POSITION(S)        TERM OF OFFICE AND           OCCUPATION(S)          COMPLEX       DIRECTORSHIPS
       NAME AND             HELD WITH           LENGTH OF TIME              DURING PAST         OVERSEEN BY        HELD BY
     DATE OF BIRTH            TRUST                 SERVED                  FIVE YEARS           TRUSTEE(1)        TRUSTEE
----------------------   ---------------   -----------------------   ------------------------   -----------   ------------------
ROBERT ARNOLD            Trustee           Shall serve until         Founder and co-manager,        24        First Potomac
Date of Birth: 3/44                        death, resignation or     R.H. Arnold & Co., Inc.                  Realty Trust
                                           removal. Trustee since    (financial consulting)                   (real estate
                                           May 1997                  since 1989.                              investment trust).

DR. ERIC BRUCKER         Trustee           Shall serve until         Professor of Economics,        24        None
Date of Birth: 12/41                       death, resignation or     Widener University since
                                           removal. Trustee since    July 2004; formerly
                                           October 1999.             Dean, School of Business
                                                                     Administration of
                                                                     Widener University from
                                                                     2001 to 2004; Dean,
                                                                     College of Business,
                                                                     Public Policy and Health
                                                                     at the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO        Trustee and       Shall serve until         Consultant, financial          24        Kalmar Pooled
Date of Birth: 3/43      Chairman of the   death, resignation or     services organizations                   Investment Trust;
                         Board             removal. Trustee          from 1997 to present;                    Independence
                                           since October 1998.       Interim President, LaSalle               Blue Cross;
                                                                     University from 1998 to                  IntriCon
                                                                     1999.                                    Corporation
                                                                                                              (industrial furnaces
                                                                                                              and ovens);
                                                                                                              Commerce Bancorp,
                                                                                                              Inc; The RBB
                                                                                                              Fund, Inc.

LOUIS KLEIN, JR.         Trustee           Shall serve until         Self-employed                  29        CRM Mutual
Date of Birth: 5/35                        death, resignation or     financial                                Fund Trust
                                           removal. Trustee          consultant since                         (since June 2005);
                                           since October 1999.       1991.                                    WHX Corporation
                                                                                                              (industrial
                                                                                                              manufacturer).

JOHN J. QUINDLEN         Trustee           Shall serve until         Retired since 1993.            24        None
Date of Birth: 5/32                        death, resignation or     Former Chief Financial
                                           removal. Trustee          Officer of E.I. duPont de
                                           since October 1999.       Nemours and Co.

MARK A. SARGENT          Trustee           Shall serve until         Dean and                       24        The RBB Fund, Inc.;
Date of Birth: 4/51                        death, resignation or     Professor of Law,                        NYSE Regulation,
                                           removal. Trustee          Villanova University                     Inc.; Financial
                                           since November            School of Law since                      Industry Regulatory
                                           2001.                     July 1997.                               Authority (FINRA).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                             NUMBER OF
                                                                                              FUNDS IN
                                                                          PRINCIPAL             FUND          OTHER
                              POSITION(S)      TERM OF OFFICE AND       OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                HELD WITH         LENGTH OF TIME          DURING PAST        OVERSEEN BY      HELD BY
    DATE OF BIRTH                TRUST               SERVED               FIVE YEARS          TRUSTEE        TRUSTEE
------------------------   -----------------   ------------------   ---------------------   -----------   -------------
CLAYTON M. ALBRIGHT        Vice President      Shall serve at       Vice President, WTIM        N/A            N/A
1100 North Market Street                       the pleasure of      since 2006; Vice
Wilmington, DE 19890                           the Board and        President, RSMC since
Date of Birth: 9/53                            until successor      2001; Vice President
                                               is elected and       of Wilmington Trust
                                               qualified.           Company since 1997.
                                               Officer since
                                               October 1998.

JOSEPH M. FAHEY, JR.       Vice President      Shall serve at       Vice President, RSMC        N/A            N/A
1100 North Market Street                       the pleasure of      since 1992.
Wilmington, DE 19890                           the Board and
Date of Birth: 1/57                            until successor
                                               is elected and
                                               qualified.
                                               Officer since
                                               November 1999.

JOHN J. KELLEY             Vice President &    Shall serve at       Vice President of           N/A            N/A
1100 North Market Street   Chief Financial     the pleasure of      RSMC since July 2005;
Wilmington, DE 19890       Officer             the Board and        Vice President of
Date of Birth: 9/59                            until successor      PFPC Inc. from
                                               is elected and       January 2005 to July
                                               qualified.           2005; Vice President
                                               Officer since        of Administration,
                                               September 2005.      1838 Investment
                                                                    Advisors, LP from
                                                                    1999 to 2005; Chief
                                                                    Compliance Officer,
                                                                    1838 Investment
                                                                    Advisors, LP from
                                                                    2004 to 2005.

ANNA M. BENCROWSKY         Chief Compliance    Shall serve at       Chief Compliance            N/A            N/A
1100 North Market Street   Officer &           the pleasure of      Officer, Rodney
Wilmington, DE 19890       Anti-Money          the Board and        Square Management
Date of Birth: 5/51        Laundering Officer  until successor      Corporation since
                                               is elected and       2004; Vice President
                                               qualified.           and Chief Compliance
                                               Officer since        Officer, 1838
                                               September 2004.      Investment Advisors,
                                                                    LP from 1998 to 2004.

CHARLES D. CURTIS, JR.     Vice President &    Shall serve at       Vice President of           N/A            N/A
1100 North Market Street   Treasurer           the pleasure of      RSMC since Feb. 2007;
Wilmington, DE 19890                           the Board and        Vice President of
Date of Birth: 10/55                           until successor      PFPC Inc. from 1991
                                               is elected and       to 2007.
                                               qualified.
                                               Officer since
                                               February 2007.

EDWARD W. DIFFIN, JR.      Vice President &    Shall serve at       Vice President of           N/A            N/A
1100 North Market Street   Secretary           the pleasure of      RSMC since Nov. 2006;
Wilmington, DE 19890                           the Board and        Coleman Counsel Per
Date of Birth: 1/52                            until successor      Diem from Nov. 2005
                                               is elected and       to Nov. 2006; Vice
                                               qualified.           President and Senior
                                               Officer since        Counsel of Merrill
                                               February 2007.       Lynch & Co., Inc.
                                                                    from 1994 to 2005.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                              --------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                            CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                      Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                              --------------------

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

      THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS -- INSTITUTIONAL SHARES, SERVICE SHARES OR W SHARES.

MONEY-ANN-6/07

                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                         o  SHORT/INTERMEDIATE-TERM BOND

                         o  BROAD MARKET BOND

                         o  MUNICIPAL BOND

                                     ANNUAL
                                  June 30, 2007

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                                   page

President's Message ....................................................      2
Expense Disclosure .....................................................     14
Disclosure of Portfolio Holdings .......................................     16
Investments ............................................................     18
Financial Statements ...................................................     34
Financial Highlights ...................................................     38
Notes to Financial Statements ..........................................     44
Report of Independent Registered Public Accounting Firm ................     51
Tax Information ........................................................     52
Trustees and Officers ..................................................     53

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Corporate sector with maturities of 1 year or greater.

LEHMAN U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, and Corporate sectors with maturities of 1 year or greater.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

LEHMAN U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

LEHMAN U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS, ABS and CMBS sectors.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

LEHMAN U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      As the Funds' 2007 fiscal year drew to a close on June 30, corporate profits remained resilient; the economy appeared to be on solid footing; and, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") seemed content with its 5.25% target for short-term interest rates. Oil breached $70/barrel, a level not seen since the spring and summer months of 2006. Fortunately, job creation was solid and employee wage gains continued to support a stable environment from the consumer side of the economy with the average consumer appearing to be able to absorb these higher energy costs. The turmoil emanating from the sub-prime mortgage market continued to fester with high delinquencies and inventories of unsold homes continuing to rise. Bear Stearns' bailout of two of its hedge funds has caused increased angst among investors. Concerns about the use of leverage to bet on mortgage securities whose collateral comes into question can lead to a re-pricing of the entire sector. The unwinding of these leveraged bets on sub-prime mortgages could snowball into a dramatic revaluation of these securities that could have far-reaching effects on the financial market as a whole. There is already some evidence of spread widening in the more speculative areas of the bond market which may cause a dampening of capital formation for more speculative ventures.

      The Fed continued to cast a wary eye toward future inflation. The economy appeared to hit a bottom in terms of growth in the first quarter of 2007, when the gross domestic product expanded at an inflation-adjusted annual rate of just 0.7%. In late July, the Commerce Department estimated that the production of goods and services had accelerated to 3.4% in the second quarter, though two more estimates of growth in the period were yet to be released. Averaging the first and second quarter growth rates produces an expected average growth rate near 2.1%. Renewed strength in the economy (at least relative to the very slow first quarter) brings the specter of higher inflation and an active Fed. However, worldwide rates appear stable; the European Central Bank, for example, passed on its most recent opportunity to raise rates.

      The economic environment over the past year featured periods of prosperity and famine for bond investors. The period was initially dominated by the economic environment left behind in the wake of 17 rate hikes put into place by the Fed. These interest rate changes pushed overnight interest rates from 1.00% to 5.25%. With the Federal Reserve on hold, the bond market performed very well over the last six months of 2006 as the Lehman U.S. Government/Credit Index added nearly 5%. The first six months of 2007 were not as kind to investors. Total returns finished this six-month period between roughly 1.0% and 1.5% and included several severe market shifts, both positive and negative.

      The bond market's initial good fortune was largely attributable to three major factors. First, the Federal Reserve's pause in increasing overnight rates. Second, the economy began giving mixed signals that economic growth was slowing and, finally, inflation pressures seemed to relax as commodity prices retreated.

      The Fed made it clear that it is largely "data dependent" and that future rate actions would be the result of trends in the underlying flow of financial information. Of note, however, is that each of the meetings during the last six months of 2006 did not produce unanimous decisions. Governor Jeffrey Lacker of the Richmond Fed dissented, believing that rates should be pushed higher to thwart inflation.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

      With the Federal Reserve shifting its focus to the stream of incoming data, the landscape during the July 2006 to September 2006 period began showing a very mixed picture which largely depended upon where one stood relative to the housing market. Housing starts continued to free fall during the third quarter of 2006 reaching an annual pace of just 1.66 million compared to 2.27 million at the start of the year. Housing affordability declined, largely reflecting the increase in mortgage rates experienced during the first half of 2006. For the first time in eleven years the average price of an existing home sold declined on a year over year basis. Behind all of this was a growing inventory of unsold homes. No matter how you looked at it, the housing market offered few positive stories.

      Outside of housing, the scene was considerably brighter. Employment growth held steady, even though the absolute levels were not spectacular. GDP growth for the second quarter 2006 was up 2.6%, also reflecting solid if not abundant activity. Oil prices broke down sending prices at the gas pumps down dramatically in September 2006. While residential real estate was having a difficult time, commercial real estate was enjoying a period of significant growth as shown by the FTSE-NAREIT Index which was up 9% in the three months ended August 31. Surveys of consumer attitudes and business activity were generally positive, although the Philadelphia Fed Survey, released late in the third quarter 2006, broke ranks with a reading below 0 indicating contraction.

      The yield curve inverted in the middle of July 2006 (with the 3-Month T-Bill yield exceeding the 10-Year Treasury yield) and reached a differential of as much as 38 basis points by late September. This situation often is considered a major recession warning sign. Bank lending operations become much less profitable, prompting a slowing in credit expansion which ultimately causes economic activity to decline. However, the Federal Reserve has been studying the issue, releasing working papers indicating that the level of inversion and the absolute level of rates are both key ingredients. By historic standards, the absolute level of rates remains fairly low, mitigating some of the danger that a recession could develop.

      Yields during the last quarter of 2006 actually moved slightly higher. For much of the quarter, the markets confronted a growing chasm between the views of the Fed and the price action of the capital markets. The Fed contended that the slowdown in the economy would not last, while others looked at the declines in housing and manufacturing as the beginning of a period of sustained weakness that would necessitate aggressive rate cutting by the Fed. The market was guided by the latter view for the first two months of the 4th quarter but economic data throughout December seemed to support the Fed's case and yield levels retreated from the quarter's lows. At the end of the quarter, yields on 2-Year Treasury Notes were 13 basis points higher than they were at the start while 10-Year Treasury Notes yielded 4.71%, an 8 basis point increase.

      During the first half of 2007, the markets were buffeted by sentiment changes revolving around the two very different outlooks described above. This seesaw between fears of a housing-led recession versus positive economic growth in the rest of the economy was behind numerous shifts in interest rates and in the willingness of investors to take risk. Six distinctive changes took place in the direction of interest rates during the first half of 2007 which is indicative of how often sentiment shifted. However, the overall progress behind the market was towards higher rates. Belief in the likelihood that the Fed would start cutting rates in 2007 has repeatedly lost ground despite several flare ups concerning poor economic growth prospects. Concerns over housing have focused several times on the sub-prime mortgage market difficulties where easy financing terms for low-quality borrowers has led to by June 30, serious credit problems as these loans have fallen delinquent and now face the prospect of high foreclosure rates.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

Ten-year Treasury Notes moved up over 30 basis points to reach 5.03%. Rates had been significantly higher reaching 5.3% in early June 2007. Each time rates moved higher, concerns over the economy and, more specifically, housing, came back to the forefront and helped to cap longer-term rates. The Federal Reserve through its own actions and statements has consistently indicated that it has no intention of changing short-term rates. This is a message which has not been well understood by the market at various times. At the end of the March 2007, the yield curve was highly inverted with 5-Year Treasury Notes yielding more than 50 basis points less than 6-Month T-Bills and around 75 basis point less than overnight rates. Looking at the forward rate structure, this implied that short rates would be lowered quickly and aggressively. However, despite the hardships in housing, this view did not square with the rest of the economy. Tight labor markets, strong global growth, a weakening dollar and foreign central banks actively raising rates all were prescriptions for the Fed to hold rates steady. As the second quarter of 2007 unfolded, the markets finally seemed to recognize this, which resulted in a fairly significant move higher in rates which also eliminated much of the curve inversion. The aforementioned spread between 6-Month T-Bills and 5-Year Treasury Notes had disappeared by June 30.

      The yield advantage that corporate bonds offer over Treasury obligations tightened during the last half of 2006, with the high yield market displaying the most aggressive price action. The option adjusted spread on the Lehman U.S. Credit Index narrowed six basis points from 87 basis points to 81 basis points during the final calendar quarter. This enabled excess returns for the quarter to reach about 60 basis points which was almost half of the full year excess return gain of 116 basis points. The Financial sector bested Utilities and Industrials as earnings growth continued to be quite strong for brokers and commercial banks. The results in the high yield market were nothing short of spectacular. Total returns rivaled the equity markets and excess returns approached 8.5%. Again, 2007's markets have not been quite as kind to investors. Underlying corporate fundamentals have not deteriorated significantly as earnings growth in the first quarter of 2007 was again above 10% for the S&P
500. While the second quarter of 2007 is likely to come in below this, corporate profitability remains strong. However, firm fundamentals have given way to sentiment shifts regarding risk taking as the dominant force moving the market. Given that the historically narrow spreads to the Treasury market in corporate bond pricing implied that the market was "priced to perfection", volatility around investor's appetite for risk is not surprising. Concerns over sub-prime mortgage lending led several bouts of risk avoidance behavior by investors which pushed spreads wider. By the end of June 2007, the spread on the Lehman U.S.
Credit Index had moved almost 9 basis points wider since the start of 2007 to end the quarter just below 90 basis points.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND & BROAD MARKET BOND FUNDS

      The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed-income bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower risk exposure to interest rates and finished the annual period with an effective duration of 3.47 years. The Broad Market Fund had an effective duration of 4.56 years at the same point in time.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

      The Short/Intermediate Fund performed well over the year ended June 30, 2007. The Institutional Shares of the Short/Intermediate Fund had a total return of 5.78% which closely matched the return for its benchmark. The Lehman U.S. Intermediate Government/Credit Index finished the trailing twelve month period with a return of 5.76%. The Short/Intermediate Fund performed well against its Lipper Short/Intermediate Investment Grade Debt Funds universe, based on total returns as of June 30, 2007, by placing in the 8th percentile out of 143 Funds for the one year period, in the 17th percentile out of 105 Funds for the 5 year period, and in the 19th percentile out of 57 Funds for the 10 year period.

      The Fund's performance reflected several tactical moves which added value during the year. At the outset of the period, duration levels were slightly below benchmark, but these were extended during the third quarter of 2006 to exceed the benchmark. This helped the portfolio performance as interest rates moved lower. During the fourth quarter of 2006, we turned more defensive as the market's belief that the Fed would likely cut interest rates did not appear correct. With the economy showing signs of strength during December, the market began to come back in line with our own view and interest rates headed higher. At the end of December, the Fund was roughly 8% behind the duration of its benchmark. This shift was largely accomplished by selling securities in the lower yielding belly of the curve and adding to our holdings of short maturity securities where rates were actually higher due to the inversion in the yield curve. During the first half of 2007, duration management techniques continued to add value. The duration exposure of the Fund held below the benchmark consistently through the first half of the year. Despite several short periods of declining rates, our overall assessment of the economy and the interest rate environment were more in line with the thinking of the Federal Reserve which led us to believe that interest rates were most likely to move higher. Given the general drift toward higher interest rates, our assessment proved to add value.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

      Tactical shifts were also made to sector weightings. During the second half of 2006, the Fund's overweight to corporate bonds was reduced as the credit spreads on this sector continued to tighten to levels where we felt risk premiums were too low. At the same time allocations to U.S. Government Agency and Mortgage-Backed Securities were increased. We continued to emphasize quality during the first half of 2007 adding to our Mortgage-Backed positions which helped to add yield without compromising safety. Cash levels were also reduced as the yield curve normalized.

      The following graph compares the Short/Intermediate Fund, with that of the Lehman U.S. Intermediate Government/Credit Index and the Merrill Lynch 1-10 Year U.S. Treasury Index.

                        SHORT/INTERMEDIATE-TERM BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Short/Intermediate-
              Term Bond Fund --     Lehman U.S. Intermediate      Merrill Lynch
            Institutional Shares     Government/Credit Index     1-10 Year Index
6/30/1997         $10,000                    $10,000                 $10,000
6/30/1998         $10,843                    $10,855                 $10,845
6/30/1999         $11,219                    $11,310                 $11,332
6/30/2000         $11,699                    $11,786                 $11,868
6/30/2001         $12,893                    $13,088                 $13,043
6/30/2002         $13,806                    $14,158                 $14,089
6/30/2003         $15,283                    $15,690                 $15,228
6/30/2004         $15,248                    $15,681                 $15,168
6/30/2005         $15,935                    $16,430                 $15,734
6/30/2006         $15,895                    $16,401                 $15,730
6/30/2007         $16,814                    $17,347                 $16,559

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             Average Annual Total Returns
                                                      -----------------------------------------
                                                                                       SINCE
                                                      1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                                      ------   -------   --------   -----------
Short/Intermediate-Term Bond Fund
   -- Institutional Shares                             5.78%    4.02%     5.33%           NA
   -- A Shares (with sales charge)(2)                  3.39%      NA        NA          1.78%
   -- A Shares at NAV                                  5.53%      NA        NA          2.34%
Lehman U.S. Intermediate Government/Credit Index       5.76%    4.15%     5.66%         3.04%
Merrill Lynch 1-10 Year U.S. Treasury Index            5.27%    3.29%     5.17%         2.57%
-----------------------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12b-1). A SHARES COMMENCED OPERATIONS ON OCTOBER 7, 2003. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 THROUGH JUNE 30, 2007. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

WILMINGTON BROAD MARKET BOND FUND

      The Broad Market Fund performed well over the year ending June 30, 2007. The Institutional Shares of the Broad Market Fund had a total return 6.47% which compares well to the Lehman U.S. Government/Credit Index which returned 6.00% over the same twelve month period. Performance against the Lipper Intermediate Investment Grade Debt Funds universe was also quite good. Based on total returns as of June 30, 2007, the Fund placed in the 15th percentile out of 522 Funds of its Lipper universe for the one year period, in the 27th percentile out of 387 Funds for the 5 year period, and in the 29th percentile out of 181 Funds for the 10 year period.

      The Fund's performance reflected several tactical moves which added value during the twelve month period. At the outset of the period, duration levels were slightly below benchmark, but these were extended during the third quarter of 2006 to exceed the benchmark. This helped the portfolio performance as interest rates moved lower. During the fourth quarter of 2006, we turned more defensive as the market's belief that the Fed would likely cut interest rates did not appear correct. With the economy showing signs of strength during December, the market began to come back in line with our own view and interest rates headed higher. At the end of December, the Fund was roughly 5% behind the duration of its benchmark. This shift was largely accomplished by selling securities in the lower yielding belly of the curve and adding to our holdings of short maturity securities where rates were actually higher due to the inversion in the yield curve. During the first half of 2007, duration management techniques continued to add value. The duration exposure of the Fund was held below the benchmark consistently through the first half of the year. Despite several short periods of declining rates, our overall assessment of the economy and the interest rate environment was more in line with the thinking of the Federal Reserve which led us to believe that interest rates were most likely to move higher. Given the general drift higher in interest rates, our assessment proved to add value.

      Tactical shifts were also made to sector weightings. During the last half of 2006, the Fund's overweight to corporate bonds was reduced as the credit spreads on this sector continued to tighten to levels where we felt risk premiums were too low. At the same time allocations to U.S. Government Agency and Mortgage-Backed Securities were increased. We continued to emphasis quality during the first half of 2007 adding to our Mortgage-Backed positions which helped to add yield without compromising safety. Cash levels were also reduced as the yield curve normalized.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

      The following graph compares the performance of the Broad Market Fund and its predecessor, the Bond Fund (a collective investment fund), with that of the Lehman U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index for the periods ended June 30, 2007. The Bond Fund's performance (6/30/97
- 6/29/98) has been restated to reflect the annual deduction of fees and expenses applicable to shares of the Broad Market Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different.

                                BROAD MARKET FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            Lehman U.S.
                     Broad Market Fund       Government/     Merrill Lynch U.S.
                  -- Institutional Shares   Credit Index   Treasury Master Index
6/30/1997                 $10,000              $10,000            $10,000
6/30/1998                 $11,088              $11,129            $11,132
6/30/1999                 $11,318              $11,428            $11,471
6/30/2000                 $11,853              $11,919            $12,086
6/30/2001                 $13,050              $13,246            $13,266
6/30/2002                 $13,969              $14,338            $14,382
6/30/2003                 $15,753              $16,223            $16,055
6/30/2004                 $15,575              $16,109            $15,816
6/30/2005                 $16,635              $17,279            $16,918
6/30/2006                 $16,426              $17,017            $16,655
6/30/2007                 $17,488              $18,039            $17,565

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                Average Annual Total  Returns
                                                      --------------------------------------------
                                                                                          SINCE
                                                      1 YEAR    5 YEARS   10 YEARS     INCEPTION(1)
                                                      -------   -------   ---------   -------------
Broad Market Bond Fund
   -- Institutional Shares                             6.47%     4.60%      5.75%          NA
   -- A Shares (with sales charge)(2)                  4.25%       NA         NA          2.35%
   -- A Shares at NAV                                  6.35%       NA         NA          3.73%
Lehman U.S. Government/Credit Index                    6.00%     4.70%      6.08%         3.16%
Merrill Lynch U.S. Treasury Master Index               5.46%     4.08%      5.79%         2.79%
--------------------------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12b-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007. THE RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

WILMINGTON MUNICIPAL BOND FUND

      The Wilmington Municipal Bond Fund (the "Municipal Bond Fund" or "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

      On June 30, 2007, the Fund had an average effective maturity of 5.95 years, a duration of 4.91 years, and an average coupon of 5.06%, versus the target Lehman U.S. Short/Intermediate Index, which had an average effective maturity of 4.43 years, a duration of 3.88 years and an average coupon of 5.12%.

      Performance for the Institutional Shares of the Fund for the year ending June 30, 2007 was 4.15%, versus the Lipper Intermediate Municipal Debt Funds peer group of 3.59% and the Lehman U.S. Short/Intermediate Index of 4.04%. The strong performance was the result of timely duration management and sector and state selection.

      During  the  period,   the  yield  curve   experienced  a  great  deal  of
intra-period volatility as the market view of the economy was subject to constant and radical revisions as demonstrated by the graph below.

                       MMD AAA-RATED MUNICIPAL YIELD CURVE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

      Years to
      Maturity       06/29/07 Curve     11/30/06 Curve    6/30/06 Curve
         1                3.7               3.48              3.68
         2               3.76               3.45              3.73
         3               3.81               3.43              3.77
         4               3.85               3.43               3.8
         5               3.88               3.43              3.84
         6               3.91               3.44              3.88
         7               3.94               3.45              3.95
         8               3.98               3.48              4.02
         9               4.02               3.52              4.08
        10               4.07               3.56              4.14
        11               4.12                3.6              4.18
        12               4.16               3.64              4.23
        13               4.19               3.68              4.27
        14               4.22               3.71              4.31
        15               4.25               3.74              4.34
        16               4.28               3.76              4.37
        17                4.3               3.78               4.4
        18               4.32                3.8              4.42
        19               4.33               3.82              4.45
        20               4.34               3.83              4.48

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

      At the beginning of the year, rates reflected a concern that the Federal Reserve would have to resume tightening to bring inflation back into its comfort zone. As the third and fourth quarters of 2006 progressed, this view gave way to recession concerns resulting in the spread between the yields of 2- and 30-year municipals narrowing to only 53 basis points -- the tightest spread in history. This changed over the first quarter of 2007 as the economic data was more mixed. The municipal market was slow to sell off and the Fund used this opportunity to sell out of the 10- to 15-year sector and swap into variable-rate demand notes. These notes were yielding as much as conventional issues up to 7 years to maturity and their lack of principal risk coupled with a 7-day demand feature shortened the duration of the Fund significantly. As we entered the second quarter of 2007, the economic data became meaningfully more robust and the prospect of easing by the Federal Reserve almost completely faded from consideration. This moved the yield spread between 2- and 30-year municipals back to 76 basis points and was most pronounced in the 5- to 15-year segment of the yield curve. We used this market psychology change to reenter the 10- to 15-year segment and extend the duration of the Fund. This proved prescient as sub-prime mortgage concerns and the fallout from housing created a flight to quality and rallied rates lower during the end of period.

      The following graph compares the Municipal Bond Fund with that of the Lehman U.S. Short/Intermediate Municipal Index.

                               MUNICIPAL BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Municipal Bond Fund      Lehman U.S. Short/Intermediate
                -- Institutional Shares            Municipal Index
6/30/1997               $10,000                       $10,000
6/30/1998               $10,654                       $10,651
6/30/1999               $10,887                       $10,999
6/30/2000               $11,258                       $11,429
6/30/2001               $12,151                       $12,383
6/30/2002               $12,871                       $13,196
6/30/2003               $13,740                       $14,103
6/30/2004               $13,652                       $14,175
6/30/2005               $14,275                       $14,818
6/30/2006               $14,339                       $14,898
6/30/2007               $14,934                       $15,499

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                               Average Annual Total Returns
                                                      -------------------------------------------
                                                                                        SINCE
                                                      1 YEAR    5 YEARS   10 YEARS    INCEPTION(1)
                                                      -------   -------   ---------   -----------
Municipal Bond Fund
   -- Institutional Shares                             4.15%     3.02%      4.09%           NA
   -- A Shares (with sales charge)(2)                  1.83%       NA         NA          1.40%
   -- A Shares at NAV                                  3.92%       NA         NA          2.75%
Lehman U.S. Short/Intermediate Municipal Index         4.04%     3.27%      4.48%         2.86%
-------------------------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12b-1). A SHARES COMMENCED OPERATION ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007. THE RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

      We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                          Sincerely,

                                                          /s/ Neil Wolfson

                                                          Neil Wolfson
                                                          President

July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  WOLFSON'S  COMMENTS  REFLECT  THE  INVESTMENT   ADVISER'S  VIEWS  GENERALLY
REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED

--------------------------------------------------------------------------------

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES

                                                                BEGINNING     ENDING                 EXPENSES
                                                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                  VALUE       VALUE       EXPENSE     DURING
                                                                 1/01/07     6/30/07       RATIO      PERIOD*
                                                                ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return ..........................................   $1,000.00   $1,012.80      0.54%       $2.69
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,022.12      0.54%        2.71

SHORT/INTERMEDIATE-TERM BOND FUND - A SHARES
Actual Fund Return ..........................................   $1,000.00   $1,011.40      0.79%       $3.94
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,020.88      0.79%        3.96

BROAD MARKET BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return ..........................................   $1,000.00   $1,009.80      0.66%       $3.29
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,021.52      0.66%        3.31

BROAD MARKET BOND FUND - A SHARES
Actual Fund Return ..........................................   $1,000.00   $1,008.70      0.91%       $4.53
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,020.28      0.91%        4.56

MUNICIPAL BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return ..........................................   $1,000.00   $1,004.40      0.63%       $3.13
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,021.67      0.63%        3.16

MUNICIPAL BOND FUND - A SHARES
Actual Fund Return ..........................................   $1,000.00   $1,003.30      0.88%       $4.37
Hypothetical 5% Return Before Expenses ......................    1,000.00    1,020.43      0.88%        4.41

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------

JUNE 30, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments.

SHORT/INTERMEDIATE-TERM BOND FUND

                 Sector
                 ------
   U.S. Agency Obligations                              38.7%
   Corporate Bonds                                      35.1%
   U.S. Treasury Obligations                            16.3%
   Mortgage-Backed Securities                            6.0%
   Commercial Paper                                      3.6%
   Asset-Backed Securities                               0.3%
                                                       -----
                                                       100.0%
                                                       =====

                 Quality
                 -------
   Treasury                                             16.3%
   Agency                                               38.7%
   AAA                                                  10.7%
   AA                                                    6.1%
   A                                                    12.2%
   BBB                                                  13.7%
   Other                                                 2.3%
                                                       -----
                                                       100.0%
                                                       =====

BROAD MARKET BOND FUND

                 Sector
                 ------
   Corporate Bonds                                      52.0%
   U.S. Agency Obligations                              23.2%
   U.S. Treasury Obligations                            15.9%
   Mortgage-Backed Securities                            5.4%
   Commercial Paper                                      2.8%
   Preferred Stock                                       0.4%
   Asset-Backed Securities                               0.3%
                                                       -----
                                                       100.0%
                                                       =====

                 Quality
                 -------
   Treasury                                             15.9%
   Agency                                               23.2%
   AAA                                                  10.8%
   AA                                                   11.6%
   A                                                    13.1%
   BBB                                                  19.1%
   Other                                                 6.3%
                                                       -----
                                                       100.0%
                                                       =====

MUNICIPAL BOND FUND

                 Sector
                 ------
   Municipal Bonds
      Texas                                             18.3%
      California                                        11.8%
      New York                                           8.7%
      Pennsylvania                                       6.5%
      Alabama                                            5.6%
      New Jersey                                         4.3%
      Colorado                                           3.9%
      Ohio                                               3.8%
      Connecticut                                        3.7%
      Washington                                         3.6%
      Other                                             29.8%
                                                       -----
                                                       100.0%
                                                       =====

                 Quality
                 -------
   AAA                                                  67.7%
   AA                                                   21.2%
   A                                                     5.0%
   BBB                                                   5.4%
   Other                                                 0.7%
                                                       -----
                                                       100.0%
                                                       =====

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                         MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                          RATINGS+       AMOUNT        (NOTE 2)
                                                                                         -----------   -----------   ------------
CORPORATE BONDS -- 35.1%
   ENERGY -- 1.4%
      Alabama Power Co., 5.20%, 01/15/16 .............................................      A2, A      $   850,000   $    816,328
      Consumers Energy, 4.25%, 04/15/08 ..............................................    Baa2, BBB-       265,000        262,314
      Duke Energy Corp., 3.75%, 03/05/08 .............................................     A2, BBB+        875,000        865,116
                                                                                                                     ------------
                                                                                                                        1,943,758
                                                                                                                     ------------
   FINANCIALS -- 11.7%
      AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08@ ...........................     Aa2, AA+      1,400,000      1,405,842
      Bank of America Corp., 7.80%, 02/15/10 .........................................     Aa2, AA-        525,000        554,928
      Bank One Corp., 8.00%, 04/29/27 ................................................     Aa3, A+         265,000        316,567
      Capital One Corp., 6.70%, 05/15/08 .............................................      A2, A-       1,315,000      1,327,967
      First Union Corp., 7.57%, 08/01/26 .............................................      A1, A+         175,000        202,897
      General Electric Capital Corp., 4.88%, 10/21/10 ................................     Aaa, AAA        875,000        861,397
      Goldman Sachs Group, 6.65%, 05/15/09 ...........................................     Aa3, AA-        525,000        536,799
      Household Finance Corp., 6.38%, 11/27/12 .......................................     Aa3, AA-        875,000        898,337
      International Lease Finance Corp., 5.13%, 11/01/10 .............................      A1, AA-        660,000        652,132
      Lehman Brothers Holdings, 4.25%, 01/27/10 ......................................      A1, A+         905,000        882,263
      MBNA America, 4.63%, 08/03/09 ..................................................     Aaa, AA+      1,465,000      1,443,031
      Morgan Stanley, 4.75%, 04/01/14 ................................................      A1, A        1,750,000      1,634,218
      Residential Capital Corp., 6.38%, 06/30/10 .....................................    Baa3, BBB-     2,190,000      2,161,732
      Salomon Smith Barney Holdings, 6.50%, 02/15/08 .................................     Aa1, AA+      1,840,000      1,852,181
      SLM Corp., 4.50%, 07/26/10 .....................................................     A2, BBB+        900,000        832,153
      Swiss Bank Corp., 7.38%, 06/15/17 ..............................................     Aa3, AA         700,000        784,043
      Wells Fargo & Co., 5.50%, 08/01/12 .............................................     Aa1, AA+        615,000        615,940
                                                                                                                     ------------
                                                                                                                       16,962,427
                                                                                                                     ------------
   INDUSTRIALS -- 12.5%
      CSX Corp., 7.90%, 05/01/17 .....................................................    Baa2, BBB        685,000        762,682
      D.R. Horton, Inc., 7.50%, 12/01/07 .............................................    Baa3, BBB-       745,000        749,535
      DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 ..............................    Baa1, BBB      1,050,000      1,035,269
      Deluxe Corp., 3.50%, 10/01/07 ..................................................     Ba2, BB-        570,000        564,300
      Dominion Resources, Inc., 8.13%, 06/15/10 ......................................    Baa2, BBB        875,000        942,197
      Donnelley (R.R.) & Sons, 3.75%, 04/01/09 .......................................    Baa2, BBB+     1,165,000      1,129,597
      General Electric Co., 5.00%, 02/01/13 ..........................................     Aaa, AAA        875,000        848,346
      Ingersoll-Rand, 6.02%, 02/15/28 ................................................      A3, A-       2,015,000      2,050,301
      International Business Machines Corp., 4.75%, 11/29/12 .........................      A1, A+         875,000        845,778
      Johnson & Johnson, 3.80%, 05/15/13 .............................................     Aaa, AAA        660,000        610,253
      Kraft Foods, Inc., 4.13%, 11/12/09 .............................................     A3, BBB+      1,110,000      1,075,316
      McDonald's Corp., 3.88%, 08/15/07 ..............................................      A2, A        1,140,000      1,137,797
      Merck & Co., Inc., 4.38%, 02/15/13 .............................................     Aa3, AA-        700,000        660,360
      Raytheon Co., 6.75%, 08/15/07 ..................................................    Baa2, BBB+       514,000        514,668
      Royal Caribbean Cruises, 7.00%, 06/15/13 .......................................     Ba1, BBB-     1,200,000      1,205,123
      Safeway, Inc., 6.50%, 11/15/08 .................................................    Baa2, BBB-       875,000        886,220
      Schering-Plough Corp., 5.55%, 12/01/13 .........................................     Baa1, A-        875,000        878,222
      Schering-Plough Corp., 6.75%, 12/01/33 .........................................     Baa1, A-        220,000        235,816
      Time Warner Entertainment, 8.88%, 10/01/12 .....................................    Baa2, BBB+     1,185,000      1,339,442
      Time Warner Entertainment, 8.38%, 03/15/23 .....................................    Baa2, BBB+       175,000        200,889
      Waste Management, Inc., 6.50%, 11/15/08 ........................................    Baa3, BBB        401,000        405,528
                                                                                                                     ------------
                                                                                                                       18,077,639
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                         MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                          RATINGS+       AMOUNT        (NOTE 2)
                                                                                         -----------   -----------   ------------
  TELECOMMUNICATION SERVICES -- 5.7%
      AT&T Broadband Corp., 8.38%, 03/15/13 ..........................................    Baa2, BBB+   $ 1,765,000   $  1,970,287
      Embarq Corp., 6.74%, 06/01/13 ..................................................    Baa3, BBB-     1,150,000      1,171,939
      Oracle Corp., 5.00%, 01/15/11 ..................................................      A2, A-         790,000        778,619
      SBC Communications, Inc., 5.10%, 09/15/14 ......................................      A2, A          875,000        834,610
      Sprint Capital Corp., 6.13%, 11/15/08 ..........................................    Baa3, BBB      1,140,000      1,146,458
      Verizon Communications, Inc., 6.70%, 09/01/09 ..................................      A3, A          525,000        537,057
      Verizon Global Funding Corp., 7.25%, 12/01/10 ..................................    A3, BBB+       1,750,000      1,844,752
                                                                                                                     ------------
                                                                                                                        8,283,722
                                                                                                                     ------------
   UTILITIES -- 3.8%
      CMS Energy Corporation, 6.55%, 07/17/17 ........................................    Ba1, BB+         625,000        616,643
      Devon Energy Corp., 6.88%, 09/30/11 ............................................    Baa2, BBB        965,000      1,007,398
      Duke Energy Corp., 4.20%, 10/01/08 .............................................    A3, BBB          960,000        945,068
      Oklahoma Gas & Electric, 6.65%, 07/15/27 .......................................    A2, BBB+         440,000        455,694
      Pacific Gas & Electric, 4.20%, 03/01/11 ........................................    Baa1, BBB        875,000        836,066
      Southern California Edison Corp., 5.00%, 01/15/16 ..............................    A2, BBB+         654,000        617,706
      Valero Energy Corp., 4.75%, 04/01/14 ...........................................    Baa3, BBB      1,095,000      1,022,041
                                                                                                                     ------------
                                                                                                                        5,500,616
                                                                                                                     ------------
    TOTAL CORPORATE BONDS (COST $50,904,641) .....................................................................     50,768,162
                                                                                                                     ------------
ASSET-BACKED SECURITIES -- 0.3%
      Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18 ...................................        454,571        452,296
                                                                                                                     ------------
    TOTAL ASSET-BACKED SECURITIES (COST $453,951) ................................................................        452,296
                                                                                                                     ------------
MORTGAGE-BACKED SECURITIES -- 6.0%
      Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29 ...............................      1,100,000      1,101,141
      Federal Home Loan Mortgage Corporation Notes, 6.00%, 04/01/37 ...............................        991,096        982,031
      Federal Home Loan Mortgage Corporation Notes PC Gold COMB 30, 6.00%, 09/01/36 ...............        618,246        612,996
      Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15 ......................          7,633          7,448
      Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20 .........................        473,385        449,499
      Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13 ..................         58,509         59,104
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35 ..................        320,287        324,035
      Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10 ..................      2,131,486      2,046,156
      Federal National Mortgage Association Notes, 5.00%, 02/23/16 ................................        500,000        498,184
      Federal National Mortgage Association Notes, 6.00%, 06/01/27 ................................        498,336        497,201
      Federal National Mortgage Association Notes, 3.97%, 05/01/33 ................................        317,645        315,412
      Federal National Mortgage Association Notes, 5.00%, 11/25/35 ................................        999,749        923,787
      Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
         4.50%, 08/01/18 ..........................................................................        218,970        208,642
      Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
         5.50%, 02/01/17 ..........................................................................        254,644        251,869
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35 ....................        322,231        303,854
      Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24 ...................         73,153         77,110
                                                                                                                     ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $8,797,230) ...........................................................      8,658,469
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL       VALUE
                                                                                                         AMOUNT        (NOTE 2)
                                                                                                       -----------   ------------
U.S. AGENCY OBLIGATIONS -- 38.7%
   FEDERAL HOME LOAN BANKS NOTES -- 12.3%
      Federal Home Loan Banks Notes, 4.75%, 10/11/07 ...............................................   $ 1,750,000   $  1,747,942
      Federal Home Loan Banks Notes, 2.44%, 03/09/09 ...............................................       460,250        447,248
      Federal Home Loan Banks Notes, 4.75%, 04/24/09 ...............................................     9,000,000      8,930,880
      Federal Home Loan Banks Notes, 4.38%, 03/17/10 ...............................................     1,225,000      1,200,898
      Federal Home Loan Banks Notes, 4.88%, 11/18/11 ...............................................     3,195,000      3,146,790
      Federal Home Loan Banks Notes, 5.70%, 05/07/12 ...............................................       800,000        797,037
      Federal Home Loan Banks Notes, 4.88%, 05/17/17 ...............................................     1,500,000      1,432,761
                                                                                                                     ------------
                                                                                                                       17,703,556
                                                                                                                     ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 11.1%
      Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08 ................................     2,625,000      2,624,108
      Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 ................................       875,000        859,269
      Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09 ................................     2,300,000      2,367,431
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ................................     3,300,000      3,460,809
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 ................................       615,000        620,531
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ................................     1,315,000      1,227,005
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ................................     5,000,000      4,933,110
                                                                                                                     ------------
                                                                                                                       16,092,263
                                                                                                                     ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 15.3%
      Federal National Mortgage Association Notes, 6.63%, 09/15/09 .................................     2,190,000      2,254,467
      Federal National Mortgage Association Notes, 4.75%, 03/12/10 .................................     2,795,000      2,763,537
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 .................................     3,300,000      3,443,372
      Federal National Mortgage Association Notes, 5.50%, 03/15/11 .................................     2,405,000      2,425,515
      Federal National Mortgage Association Notes, 5.60%, 11/22/11 .................................       875,000        871,488
      Federal National Mortgage Association Notes, 4.63%, 10/15/13 .................................     1,515,000      1,455,657
      Federal National Mortgage Association Notes, 4.13%, 04/15/14 .................................     4,985,000      4,633,986
      Federal National Mortgage Association Notes, 5.00%, 05/11/17(1) ..............................     4,500,000      4,338,171
                                                                                                                     ------------
                                                                                                                       22,186,193
                                                                                                                     ------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $56,410,766) .............................................................     55,982,012
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS -- 16.3%
   U.S. TREASURY BONDS -- 0.2%
      U.S. Treasury Bonds, 10.38%, 11/15/12 ........................................................       350,000        356,672
                                                                                                                     ------------
                                                                                                                          356,672
                                                                                                                     ------------
   U.S. TREASURY NOTES -- 16.1%
      U.S. Treasury Notes, 4.00%, 06/15/09 .........................................................     1,640,000      1,613,222
      U.S. Treasury Notes, 4.88%, 08/15/09 .........................................................     5,700,000      5,695,993
      U.S. Treasury Notes, 4.13%, 08/15/10 .........................................................     1,500,000      1,466,718
      U.S. Treasury Notes, 4.25%, 10/15/10 .........................................................       875,000        858,183
      U.S. Treasury Notes, 4.75%, 03/31/11 .........................................................     3,280,000      3,261,806
      U.S. Treasury Notes, 5.00%, 08/15/11 .........................................................       805,000        808,522

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL       VALUE
                                                                                                         AMOUNT        (NOTE 2)
                                                                                                       -----------   ------------
   U.S. TREASURY NOTES -- (CONTINUED)
      U.S. Treasury Notes, 4.25%, 11/15/13(1) ......................................................   $   985,000   $    948,293
      U.S. Treasury Notes, 4.25%, 11/15/14 .........................................................       395,000        376,886
      U.S. Treasury Notes, 4.13%, 05/15/15(1) ......................................................     7,870,000      7,416,861
      U.S. Treasury Notes, 4.50%, 02/15/16 .........................................................       800,000        771,062
                                                                                                                     ------------
                                                                                                                       23,217,546
                                                                                                                     ------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $23,866,815) ...........................................................     23,574,218
                                                                                                                     ------------

                                                                                         MOODY'S/S&P
                                                                                          RATINGS+
                                                                                         ------------
COMMERCIAL PAPER -- 3.6%
      Citigroup, 5.33%, 07/02/07 .....................................................      P-1, A-1     5,173,584      5,173,584
                                                                                                                     ------------
   TOTAL COMMERCIAL PAPER (COST $5,173,584) ......................................................................      5,173,584
                                                                                                                     ------------
TOTAL INVESTMENTS -- 100.0% (COST $145,606,987)(3) ...............................................................   $144,608,741(2)
                                                                                                                     ============

                                                                                                         SHARES
                                                                                                       -----------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
      Institutional Money Market Trust .............................................................     6,527,171   $  6,527,171
                                                                                                                     ------------
   TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
      LOANED SECURITIES (COST $6,527,171)(5) .....................................................................   $  6,527,171(4)
                                                                                                                     ============

----------
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

+     The ratings shown are unaudited.

(1)   Security partially or fully on loan.

(2) At June 30, 2007, the market value of securities on loan for the Short/Intermediate Bond Fund was $6,441,392.

(3) The cost for Federal income tax purposes is $145,606,987. At June 30, 2007, net unrealized depreciation was $998,246. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $640,189, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,638,435.

(4) The investment held as collateral on loaned securities represented 4.5% of the net assets of the Short/Intermediate-Term Bond Fund.

(5)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                         RATINGS+        AMOUNT        (NOTE 2)
                                                                                        -----------  --------------  ------------
CORPORATE BONDS -- 52.0%
   FINANCIALS -- 20.0%
      AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08@ ...........................   Aa2, AA+    $      900,000  $    903,756
      Bank of America Corp., 7.80%, 02/15/10 .........................................   Aa2, AA-           350,000       369,952
      Bank One Corp., 8.00%, 04/29/27 ................................................    AA3, A+           425,000       507,702
      Capital One Corp., 6.70%, 05/15/08 .............................................    A2, A-            750,000       757,396
      Citigroup, Inc., 5.63%, 08/27/12 ...............................................    Aa2, A+           800,000       800,170
      First Union Corp., 7.57%, 08/01/26 .............................................    A1, A+            591,000       685,211
      General Electric Capital Corp., 4.88%, 10/21/10 ................................   Aaa, AAA           900,000       886,009
      General Motors Acceptence Corp., 6.13%, 08/28/07 ...............................    Ba1, BB         1,000,000     1,000,681
      Goldman Sachs Group, 6.65%, 05/15/09 ...........................................    Aa3, A+         2,125,000     2,172,759
      Lehman Brothers Holdings, 4.25%, 01/27/10 ......................................     A1, A            595,000       580,051
      MBNA America, 4.63%, 08/03/09 ..................................................   Aaa, AA+           900,000       886,504
      Morgan Stanley, 4.75%, 04/01/14 ................................................     A1, A          1,000,000       933,839
      Residential Capital Corp., 6.38%, 06/30/10 .....................................  Baa3, BBB-          475,000       468,869
      Salomon Smith Barney Holdings, 6.50%, 02/15/08 .................................    Aa1, AA           900,000       905,958
      SLM Corp., 4.50%, 07/26/10 .....................................................   A2, BBB+           300,000       277,384
      Swiss Bank Corp., 7.38%, 06/15/17 ..............................................    Aa3, AA         1,400,000     1,568,087
                                                                                                                     ------------
                                                                                                                       13,704,328
                                                                                                                     ------------
   INDUSTRIALS -- 18.1%
      Bausch & Lomb, Inc., 6.95%, 11/15/07 ...........................................   Baa3, BBB        1,000,000     1,002,703
      CSX Corp., 7.90%, 05/01/17 .....................................................   Baa3, BBB        1,414,000     1,574,353
      DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 ..............................   Baa1, BBB          600,000       591,583
      Deluxe Corp., 3.50%, 10/01/07 ..................................................   Ba2, BB-           500,000       495,000
      Dominion Resources, Inc., 8.13%, 06/15/10 ......................................   Baa2, BBB          650,000       699,918
      Donnelley (R.R.) & Sons, 3.75%, 04/01/09 .......................................   Baa2, BBB+         800,000       775,689
      General Electric Co., 5.00%, 02/01/13 ..........................................    Aaa, AAA          700,000       678,677
      Ingersoll-Rand, 6.02%, 02/15/28 ................................................     A3, A-           900,000       915,767
      Kraft Foods, Inc., 4.13%, 11/12/09 .............................................    A3, BBB+          650,000       629,690
      Kraft Foods, Inc., 5.25%, 10/01/13 .............................................    A3, BBB+          400,000       384,628
      Merck & Co., Inc., 4.38%, 02/15/13 .............................................    Aa3, AA-          325,000       306,596
      Raytheon Co., 6.75%, 08/15/07 ..................................................   Baa1, BBB+         526,000       526,683
      Royal Caribbean Cruises, 7.00%, 06/15/13 .......................................    Ba1, BBB-         300,000       301,281
      Schering-Plough Corp., 6.75%, 12/01/33 .........................................    Baa1, A-        1,100,000     1,179,081
      The Gap, Inc., 6.90%, 09/15/07 .................................................    Baa3, BB+         167,000       167,139
      The Kroger, Co., 7.45%, 03/01/08 ...............................................   Baa2, BBB-         800,000       809,975
      Time Warner Entertainment, 8.88%, 10/01/12 .....................................   Baa2, BBB+         300,000       339,099
      Time Warner Entertainment, 8.38%, 03/15/23 .....................................   Baa2, BBB+         900,000     1,033,142
                                                                                                                     ------------
                                                                                                                       12,411,004
                                                                                                                     ------------
   TELECOMMUNICATION SERVICES -- 5.7%
      AT&T Broadband Corp., 8.38%, 03/15/13 ..........................................   Baa2, BBB+         896,000     1,000,214
      Embarq Corp., 6.74%, 06/01/13 ..................................................   Baa3, BBB-         450,000       458,585
      Sprint Capital Corp., 6.13%, 11/15/08 ..........................................    Baa3, BBB       1,000,000     1,005,665
      Verizon Global Funding Corp., 7.25%, 12/01/10 ..................................     A3, A+         1,400,000     1,475,801
                                                                                                                     ------------
                                                                                                                        3,940,265
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                         RATINGS+        AMOUNT         (NOTE 2)
                                                                                        -----------  --------------  ------------
   UTILITIES -- 8.2%
      CMS Energy Corporation, 6.55%, 07/17/17 ........................................   Ba1, BB+    $      300,000  $    295,989
      Devon Energy Corp., 6.88%, 09/30/11 ............................................   Baa2, BBB          200,000       208,787
      Duke Energy Corp., 4.20%, 10/01/08 .............................................    A3, BBB           610,000       600,512
      Marathon Oil Corp., 6.80%, 03/15/32 ............................................  Baa1, BBB+        1,700,000     1,816,659
      Nevada Power Co., 8.25%, 06/01/11 ..............................................   Ba1, BB+         1,000,000     1,082,055
      Oklahoma Gas & Electric, 6.65%, 07/15/27 .......................................   A2, BBB+           565,000       585,152
      Pacific Gas & Electric, 4.20%, 03/01/11 ........................................   Baa1, BBB          450,000       429,977
      Valero Energy Corp., 4.75%, 04/01/14 ...........................................   Baa3, BBB          635,000       592,691
                                                                                                                     ------------
                                                                                                                        5,611,822
                                                                                                                     ------------
     TOTAL CORPORATE BONDS (COST $35,234,193) .....................................................................    35,667,419
                                                                                                                     ------------
ASSET-BACKED SECURITIES -- 0.3%
      Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18 ......................   Aaa, AAA           227,286       226,148
                                                                                                                     ------------
     TOTAL ASSET-BACKED SECURITIES (COST $226,976) ................................................................       226,148
                                                                                                                     ------------
MORTGAGE-BACKED SECURITIES -- 5.4%
      Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29 ...............................         700,000       700,726
      Federal Home Loan Mortgage Corporation Notes, PC Gold COMB 30, 6.00%, 09/01/36 ..............         353,283       350,283
      Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%, 11/01/10 ................         447,617       437,207
      Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13 ..................          35,349        35,709
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35 ..................         197,922       200,238
      Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10 ..................         186,246       178,790
      Federal National Mortgage Association Notes, 6.00%, 06/01/27 ................................         398,669       397,761
      Federal National Mortgage Association Notes, 6.50%, 11/01/36 ................................         434,370       438,595
      Federal National Mortgage Association Notes, 15 Yr. Pool 254833, 4.50%, 08/01/18 ............         164,227       156,481
      Federal National Mortgage Association Notes, 15 Yr. Pool 629603, 5.50%, 02/01/17 ............         152,786       151,121
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35 ....................         148,722       140,240
      Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35 ...................         511,745       507,150
                                                                                                                     ------------
     TOTAL MORTGAGE-BACKED SECURITIES (COST $3,752,788) ...........................................................     3,694,301
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS -- 15.9%
    U.S. TREASURY BONDS -- 8.5%
      U.S. Treasury Bonds, 7.50%, 11/15/16 ...........................................                      300,000       353,789
      U.S. Treasury Bonds, 8.88%, 02/15/19 ...........................................                    1,130,000     1,494,425
      U.S. Treasury Bonds, 7.13%, 02/15/23 ...........................................                      525,000       630,246
      U.S. Treasury Bonds, 6.00%, 02/15/26 ...........................................                      600,000       654,937
      U.S. Treasury Bonds, 6.38%, 08/15/27 ...........................................                      450,000       514,406
      U.S. Treasury Bonds, 5.25%, 02/15/29(1) ........................................                      925,000       931,360
      U.S. Treasury Bonds, 6.25%, 05/15/30(1) ........................................                      500,000       571,485
      U.S. Treasury Bonds, 5.38%, 02/15/31(1) ........................................                      630,000       646,931
                                                                                                                     ------------
                                                                                                                        5,797,579
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL         VALUE
                                                                                                         AMOUNT        (NOTE 2)
                                                                                                     --------------  ------------
   U.S. TREASURY NOTES -- 7.4%
      U.S. Treasury Notes, 4.88%, 08/15/09 ........................................................  $      900,000  $    899,367
      U.S. Treasury Notes, 4.13%, 08/15/10 ........................................................         805,000       787,139
      U.S. Treasury Notes, 4.75%, 03/31/11 ........................................................         750,000       745,840
      U.S. Treasury Notes, 5.00%, 08/15/11 ........................................................         175,000       175,766
      U.S. Treasury Notes, 4.25%, 11/15/13(1) .....................................................         300,000       288,820
      U.S. Treasury Notes, 4.25%, 11/15/14 ........................................................          95,000        90,643
      U.S. Treasury Notes, 4.13%, 05/15/15(1) .....................................................       2,250,000     2,120,449
                                                                                                                     ------------
                                                                                                                        5,108,024
                                                                                                                     ------------
     TOTAL U.S. TREASURY OBLIGATIONS (COST $10,610,252) ...........................................................    10,905,603
                                                                                                                     ------------
U.S. AGENCY OBLIGATIONS -- 23.2%
   FEDERAL HOME LOAN BANKS NOTES -- 8.4%
      Federal Home Loan Banks Notes, 4.75%, 10/11/07 ................................................       500,000       499,412
      Federal Home Loan Banks Notes, 4.75%, 04/24/09 ................................................     2,600,000     2,580,032
      Federal Home Loan Banks Notes, 4.83%, 11/18/11 ................................................       300,000       295,473
      Federal Home Loan Banks Notes, 5.75%, 05/15/12 ................................................     1,185,000     1,209,128
      Federal Home Loan Banks Notes, 4.50%, 11/15/12 ................................................       400,000       385,112
      Federal Home Loan Banks Notes, 5.25%, 06/18/14 ................................................       800,000       794,035
                                                                                                                     ------------
                                                                                                                        5,763,192
                                                                                                                     ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.9%
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08 .................................       500,000       466,542
      Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08 .................................     1,350,000     1,349,541
      Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 .................................       500,000       491,011
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 .................................     1,000,000     1,048,730
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 .................................       700,000       690,635
                                                                                                                     ------------
                                                                                                                        4,046,459
                                                                                                                     ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.9%
      Federal National Mortgage Association Notes, 6.63%, 09/15/09 ..................................     1,000,000     1,029,437
      Federal National Mortgage Association Notes, 4.75%, 03/12/10 ..................................     1,495,000     1,478,171
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 ..................................     1,000,000     1,043,446
      Federal National Mortgage Association Notes, 5.00%, 05/11/17(1) ...............................     2,000,000     1,928,076
      Federal National Mortgage Association Notes, 6.25%, 05/15/29 ..................................       585,000       632,656
                                                                                                                     ------------
                                                                                                                        6,111,786
                                                                                                                     ------------
     TOTAL U.S. AGENCY OBLIGATIONS (COST $16,090,534) .............................................................    15,921,437
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                          RATINGS+       AMOUNT        (NOTE 2)
                                                                                        -----------  --------------  ------------
COMMERCIAL PAPER -- 2.8%
      Citigroup, 5.33%, 07/02/07 .....................................................   P-1, A-1    $    1,937,478  $  1,937,478
                                                                                                                     ------------
     TOTAL COMMERCIAL PAPER (COST $1,937,478) .....................................................................     1,937,478
                                                                                                                     ------------

                                                                                                         SHARES
                                                                                                     --------------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
      Wachovia Capital Trust IX, 6.375% ...........................................................          12,000       287,760
                                                                                                                     ------------
     TOTAL PREFERRED STOCK (COST $300,000) ........................................................................       287,760
                                                                                                                     ------------
   TOTAL INVESTMENTS -- 100.0% (COST $68,152,221)(2) ..............................................................  $ 68,640,146(3)
                                                                                                                     ============
SHORT-TERM INVESTMENT HELD AS
     COLLATERAL FOR LOANED SECURITIES
      Institutional Money Market Trust ............................................................       5,464,646  $  5,464,646
                                                                                                                     ------------
     TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (COST $5,464,646)(5) ....................  $  5,464,646(4)
                                                                                                                     ============

----------
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

+     The ratings shown are unaudited.

(1)   Security partially or fully on loan.

(2) The cost for Federal income tax purposes is $68,156,662. At June 30, 2007, net unrealized appreciation was $483,484. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,187,762, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $704,278.

(3) At June 30, 2007, the market value of securities on loan for the Broad Market Bond Fund was $5,395,894.

(4) The investment held as collateral on loaned securities represented 7.9% of the net assets of the Broad Market Bond Fund.

(5)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                     MOODY'S/S&P      PRINCIPAL       VALUE
                                                                                      RATINGS+         AMOUNT        (NOTE 2)
                                                                                    -------------   ------------   ------------
MUNICIPAL BONDS -- 100.0%
   ALABAMA -- 5.6%
      Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds,
         5.10%, 12/01/09 ........................................................       Baa1, A-    $    500,000   $    511,670
      Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds,
         Ser. A-1, 5.00%, 10/01/14 ..............................................       Aaa, NR          135,000        135,146
      Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
         5.00%, 05/01/15 ........................................................      Aaa, NR           500,000        529,480
      Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC),
         4.50%, 08/15/10 ........................................................      Aaa, AAA          250,000        251,922
      Birmingham, AL Apartment Auth. Rev. Bond Ref.-Amt, 5.00%, 07/01/12 ........      Aaa, AAA        2,370,000      2,444,845
      Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11 .............      Aaa, AAA          250,000        257,990
      Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds, 5.00%, 01/01/17 .........      Aaa, AAA        1,500,000      1,557,525
      Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%, 10/01/13 ............      Aaa, NR           165,000        168,236
      University of Alabama at Birmingham Hospital Rev. Bonds, Ser. A,
         5.00%, 09/01/15 ........................................................       A1, A+           500,000        518,260
                                                                                                                   ------------
                                                                                                                      6,375,074
                                                                                                                   ------------
   ALASKA -- 2.6%
      Valdez, AK Marine Terminal Rev. Ref. VRDB (BP Pipelines, Inc. Project),
         Ser. 2003B, 3.92%, 07/01/37 ............................................      Aa1, AA+        3,000,000      3,000,000
                                                                                                                   ------------
                                                                                                                      3,000,000
                                                                                                                   ------------
   ARIZONA -- 2.3%
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
         5.00%, 07/01/09 ........................................................      Baa3, NR          175,000        175,787
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
         5.00%, 07/01/10 ........................................................      Baa3, NR          150,000        150,576
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
         5.00%, 07/01/13 ........................................................      Baa3, NR          200,000        200,102
      Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
         5.25%, 01/01/20 ........................................................       Aa1, AA        1,000,000      1,049,490
      Tucson, AZ Certificate Participation Bonds, Public Improvements,
         Ser. A, (MBIA), 5.00%, 07/01/21 ........................................      Aaa, AAA        1,000,000      1,044,140
                                                                                                                   ------------
                                                                                                                      2,620,095
                                                                                                                   ------------
   CALIFORNIA -- 11.8%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds
         (Windemere Ranch Financing Prog.), Ser. A, 5.00%, 09/02/20 .............       NR, AAA        1,340,000      1,397,406
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds
         (Windemere Ranch Financing Prog.), Ser. A, 5.00%, 09/02/21 .............       NR, AAA        3,660,000      3,804,643
      California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18 .....       Aa2, AA          365,000        382,578
      California State Public Works Brd. Lease Rev. Bonds
         (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13 ...............      Aaa, AAA          575,000        604,865
      California State Public Works Brd. Ref. Rev. Bonds, Ser. D, (MBIA),
         5.25%, 10/01/11 ........................................................      Aaa, AAA          150,000        157,773
      California State School Imps. Ref. Gen. Oblig. Bonds,
         5.25%, 02/01/14 ........................................................       A1, A+           585,000        621,141
      Compton, CA Certificate Participation Ref. Bonds, Ser. A,
         (Civic Center & Cap. Imp.), 5.50%, 09/01/15 ............................      NR, BBB+          535,000        546,797

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                     MOODY'S/S&P      PRINCIPAL       VALUE
                                                                                      RATINGS+         AMOUNT        (NOTE 2)
                                                                                    -------------   ------------   ------------
   CALIFORNIA (CONTINUED)
      Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
         5.50%, 09/01/15 ........................................................      Aaa, AAA     $    125,000   $    130,558
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds,
         5.25%, 12/01/20 ........................................................      Aaa, AAA          400,000        423,348
      Los Angeles, CA Community Schools Dist. Ref. Ser. A,
         5.00%, 07/01/19 ........................................................      Aaa, AAA        2,000,000      2,100,980
      Palm Desert, CA Fin. Auth., 5.00%, 04/01/25 ...............................      Aaa, AAA          500,000        517,135
      Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC),
         5.50%, 08/01/14 ........................................................      Aaa, AAA          125,000        136,689
      San Francisco, CA City & County International Airport Rev. Bonds,
         5.25%, 01/01/19(1) .....................................................      Aaa, AAA        1,540,000      1,562,299
      Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA),
         5.00%, 08/15/10 ........................................................       Aaa, NR           50,000         51,728
      Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18 ...........................      Aaa, AAA          490,000        515,519
      Visalia, CA Cert. Participation Ref. Bonds, 5.00%, 12/01/18 ...............      Aaa, AAA          500,000        520,250
                                                                                                                   ------------
                                                                                                                     13,473,709
                                                                                                                   ------------
   COLORADO -- 3.9%
      Colorado Educ. & Cultural Fac. Auth. National Jewish Federation Series A4,
         3.86%, 02/01/34 ........................................................       Aaa, NR          400,000        400,000
      Colorado Health Fac. Auth. Rev. Bonds (Catholic Health Initiatives),
         5.38%, 09/01/10 ........................................................       Aa2, AA          500,000        521,520
      Colorado Springs, CO Utilities Rev. Sys. Sub Lien Ref. & Impt. Ser. A,
         5.25%, 11/15/09 ........................................................       Aa2, AA          270,000        278,440
      Colorado Springs, CO Utilities Rev. Ref. Bond, Sys Sub Lien, Series A
         (AMBAC), 5.38%, 11/15/19 ...............................................      Aaa, AAA        2,000,000      2,121,500
      Grand Junction, CO Pub. Imps. Rev. Bonds, 5.00%, 03/01/10 .................       NR, AA         1,075,000      1,104,229
                                                                                                                   ------------
                                                                                                                      4,425,689
                                                                                                                   ------------
   CONNECTICUT -- 3.7%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee),
         5.00%, 07/01/14 ........................................................      Aaa, AAA        1,000,000      1,050,610
      Univ. of Connecticut, Series A, 5.00%, 04/01/20 ...........................      Aa3, AA         3,000,000      3,167,910
                                                                                                                   ------------
                                                                                                                      4,218,520
                                                                                                                   ------------
   DELAWARE -- 0.7%
      Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%, 01/01/14 ...........      Aaa, AAA          250,000        261,142
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
         (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC),
         4.90%, 05/01/26 ........................................................      Aaa, AAA          250,000        256,195
      Delaware State Economic Dev. Auth. Rev. Bonds,
         (Student Housing Univ. Courtyard), (RADIAN), 5.38%, 08/01/11 ...........       NR, AA           250,000        257,678
                                                                                                                   ------------
                                                                                                                        775,015
                                                                                                                   ------------
   FLORIDA -- 2.1%
      Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator
         South A, 5.38%, 12/01/09 ...............................................       A3, AA           250,000        256,973
      Florida State Board of Educ. Pub. Educ. - Ser. A 2002 Gen. Oblig.
         Bond, 5.00%, 06/01/13 ..................................................      Aa1, AAA          575,000        603,721

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                     MOODY'S/S&P      PRINCIPAL       VALUE
                                                                                      RATINGS+         AMOUNT        (NOTE 2)
                                                                                    -------------   ------------   ------------
   FLORIDA -- (CONTINUED)
      Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14 ..............      Aaa, AAA     $    455,000   $    480,794
      Osceola County, FL School Brd. Cert. Participation Four Corners
         Charter School Bonds, Ser. A, (MBIA), 5.80%, 08/01/15 ..................      Aaa, NR           100,000        106,276
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
         (MBIA), 5.25%, 10/01/14 ................................................      Aaa, AAA          900,000        953,865
                                                                                                                   ------------
                                                                                                                      2,401,629
                                                                                                                   ------------
   GEORGIA -- 1.1%
      Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 08/01/18 .........      Aaa, AAA          465,000        489,254
      Gwinnett County, GA Dev. Auth. COP's, (Gwinnett County Public
         School Proj.), (MBIA), 5.25%, 01/01/14 .................................      Aaa, AAA          500,000        532,175
      Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ. Proj.),
         Ser. 2000A, 5.75%, 11/01/15 ............................................       Aa2, AA          250,000        266,385
                                                                                                                   ------------
                                                                                                                      1,287,814
                                                                                                                   ------------
   ILLINOIS -- 0.8%
      Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11 ...........      Aaa, AAA          200,000        212,786
      Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
         5.10%, 11/01/32 ........................................................      Aaa, AA+          400,000        417,928
      Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
         5.15%, 11/01/32 ........................................................      Aaa, AA+          250,000        263,400
                                                                                                                   ------------
                                                                                                                        894,114
                                                                                                                   ------------
   INDIANA -- 1.6%
      Blackford County Industrial Sch. Bldg. Corp. Rev. Ref. Bond - First
         Mortgage - Series A 2005, 5.00%, 07/15/17 ..............................      Aaa, AAA        1,755,000      1,847,366
                                                                                                                   ------------
                                                                                                                      1,847,366
                                                                                                                   ------------
   KANSAS -- 0.8%
      Butler & Sedgwick County, KS Univ. School Dist. Gen. Oblig.
         Unltd. Bonds, (FSA), 6.00%, 09/01/14 ...................................      Aaa, AAA          500,000        560,015
      Topeka, KS Gen. Oblig. Bonds (College Hill Pub. Improvement)
         (MBIA), 5.50%, 08/15/14 ................................................       Aaa, NR          275,000        290,482
                                                                                                                   ------------
                                                                                                                        850,497
                                                                                                                   ------------
   LOUISIANA -- 0.4%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Public
         Improvements, Ser. B, (AMBAC), 5.00%, 06/01/15 .........................      Aaa, AAA          435,000        458,486
                                                                                                                   ------------
                                                                                                                        458,486
                                                                                                                   ------------
   MARYLAND -- 0.4%
      Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, (AMBAC),
         5.13%, 07/01/12 ........................................................      Aaa, AAA          400,000        420,352
                                                                                                                   ------------
                                                                                                                        420,352
                                                                                                                   ------------
   MASSACHUSETTS -- 2.7%
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
         Performing Arts Proj.), 6.00%, 08/01/16 ................................       A2, NR           310,000        349,481

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                        RATINGS+       AMOUNT        (NOTE 2)
                                                                                      -----------   ------------   ------------
   MASSACHUSETTS -- (CONTINUED)
      Massachusetts State General Obligation Bond Public Improvements
         Refunding Notes Construction Loan - Series B, 5.00%, 05/01/12 ............     Aa2, AAA    $  2,340,000   $  2,407,392
      Massachusetts State Housing Fin. Agency Rev. Bonds, 4.00%, 12/01/10(1) ......     Aa2, AA           85,000         83,132
      Massachusetts State Special Oblig. Rev. Bonds
        (Federal Highway Grant Ant.), Ser. A, (FSA), 5.00%, 12/15/12 ..............     Aaa, NR          275,000        286,960
                                                                                                                   ------------
                                                                                                                      3,126,965
                                                                                                                   ------------
   MICHIGAN -- 0.6%
      Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC),
        5.00%, 05/01/15 ...........................................................     Aaa, AAA         650,000        684,470
                                                                                                                   ------------
                                                                                                                        684,470
                                                                                                                   ------------
   MINNESOTA -- 0.7%
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
        5.00%, 05/15/13 ...........................................................    Baa1, BBB         225,000        231,311
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
        5.00%, 05/15/15 ...........................................................    Baa1, BBB         270,000        277,401
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
        5.00%, 05/15/16 ...........................................................    Baa1, BBB         300,000        307,539
                                                                                                                   ------------
                                                                                                                        816,251
                                                                                                                   ------------
   MISSOURI -- 1.4%
      Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Project, Ser. G,
        4.00%, 09/01/10 ...........................................................     A2, AA-          540,000        533,439
      Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj. Ser. G,
        4.00%, 09/01/11 ...........................................................     A2, AA-          465,000        455,895
      Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%, 06/01/15 .............     Aaa, NR          615,000        645,394
                                                                                                                   ------------
                                                                                                                      1,634,728
                                                                                                                   ------------
   NEVADA -- 2.3%
      Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10 .................     Aa1, AA+         285,000        287,593
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
        5.50%, 12/01/11 ...........................................................     Aaa, AAA         250,000        265,103
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax),
        5.00%, 12/01/12 ...........................................................     Aaa, AAA         750,000        784,995
      North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16 .............................      NR, NR          875,000        890,732
      Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space & Library),
        (FGIC), 5.75%, 05/01/14 ...................................................     Aaa, AAA         380,000        402,914
                                                                                                                   ------------
                                                                                                                      2,631,337
                                                                                                                   ------------
   NEW JERSEY -- 4.3%
      Camden County, NJ Impt. Auth. Cooper Health Sys Oblig. Grp-B,
        5.00%, 02/15/15 ...........................................................    Baa3, BBB       2,435,000      2,464,074
      Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Grp-A,
        5.00%, 02/15/15 ...........................................................    Baa3, BBB       1,090,000      1,103,015
      Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds, 5.00%, 02/15/17 ....     Aaa, NR          725,000        764,353
      New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds, 6.13%, 06/01/42 ........     Aaa, AAA         535,000        585,413
                                                                                                                   ------------
                                                                                                                      4,916,855
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                        RATINGS+       AMOUNT         (NOTE 2)
                                                                                      -----------   ------------   ------------
   NEW MEXICO -- 0.6%
      Hurley, NM PCRB VRDB (BP Corp.), Ser. 1985, 3.92%, 12/01/15 .................    Aa1, AA+     $    700,000   $    700,000
                                                                                                                   ------------
                                                                                                                        700,000
                                                                                                                   ------------
   NEW YORK -- 8.7%
      Metropolitan Trans. Auth. New York Rev. Ref. Bonds, Ser. A-2002,
        5.00%, 01/01/12 ...........................................................     A1, AA-        1,000,000      1,039,880
      New York City, NY Transitional Fin. Auth. Rev. Bonds, 5.00%, 11/01/11 .......    Aa2, AAA          500,000        520,845
      New York City, NY Transitional Fin. Auth. Rev. Bonds, 5.75%, 11/01/11 .......    Aa1, AAA          215,000        227,803
      New York City, NY Transitional Fin. Auth. Rev.Bonds, Ser. A,
        5.50%, 11/01/26 ...........................................................    Aa1, AAA        1,395,000      1,474,947
      New York State Agency Spec. School Purp. Rev. Bonds, Ser. C,
        5.25%, 12/01/10 ...........................................................     NR, A+         1,500,000      1,562,475
      New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A,
        5.00%, 03/15/13 ...........................................................     NR, AAA          500,000        525,470
      New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13 ......     NR, AA-          515,000        539,895
      New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1, 5.50%, 06/01/14 ....     A1, AA-          450,000        461,831
      New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12 .....................     Aa3, AA          250,000        263,273
      New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17 ................     A1, AA             5,000          5,055
      New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17 ................     Aa3, AA          255,000        257,780
      New York, NY Public Imps. Gen. Obligation Bond Ser. O, 5.00%, 06/01/12 ......     Aa3, AA        2,000,000      2,080,980
      New York, NY Ser. I, 5.00%, 08/01/17 ........................................    Aaa, AAA        1,000,000      1,047,230
                                                                                                                   ------------
                                                                                                                     10,007,464
                                                                                                                   ------------
   NORTH CAROLINA -- 1.1%
      Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11(1) ................    Aaa, AAA        1,000,000      1,030,390
      Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13 ...................    Aa2, AA+          250,000        263,862
                                                                                                                   ------------
                                                                                                                      1,294,252
                                                                                                                   ------------
   OHIO -- 3.8%
      Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners),
        Ser. A, 5.63%, 10/01/16 ...................................................    Aa3, AA-          500,000        527,175
      Ohio State Gen. Oblig. Bonds, Ser. A, 5.38%, 02/01/16 .......................    Aa1, AA+        1,000,000      1,086,070
      Ohio State Improvements General Obligation Bond Buckeye
        Savers-Series K 2007, 5.00%, 05/01/13 .....................................    Aa1, AAA        2,000,000      2,097,560
      Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/14 ...........    Aa1, AA+          350,000        365,603
      Pickerington, OH Local School Dist. Construction & Imp. Gen. Oblig.
        Bonds, 5.80%, 12/01/09 ....................................................    Aaa, AAA          315,000        321,835
                                                                                                                   ------------
                                                                                                                      4,398,243
                                                                                                                   ------------
   OKLAHOMA -- 0.1%
      Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10 ........................    Aa1, AA+          100,000        104,222
                                                                                                                   ------------
                                                                                                                        104,222
                                                                                                                   ------------
   OREGON -- 1.0%
      Oregon State Transportation Dept. Rev. Bonds, Ser. A, 5.50%, 11/15/14 .......    Aa2, AAA          790,000        845,845
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A,
        5.00%, 06/15/17 ...........................................................    Aaa, NR           320,000        338,464
                                                                                                                   ------------
                                                                                                                      1,184,309
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                        RATINGS+       AMOUNT        (NOTE 2)
                                                                                      -----------   ------------   ------------
   PENNSYLVANIA -- 6.5%
      Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC),
        5.20%, 11/15/17 ...........................................................     Aaa, AAA    $    250,000   $    261,260
      Lancaster County, PA Solid Waste Management Auth.
        (Resource Recovery System), Ser. A, 5.00%, 12/15/14 .......................     Aaa, AAA         500,000        511,660
      Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds
        (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/16 ...........       NR, A        1,560,000      1,617,034
      Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds,
        (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/17 ...........       NR, A          500,000        516,775
      Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds, (FGIC),
        5.25%, 11/01/15 ...........................................................     Aaa, AAA         545,000        579,874
      Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%, 06/15/18(1) .............     Aaa, AAA         600,000        618,222
      Philadelphia, PA Airport Rev. Bonds, Ser. B, 5.50%, 06/15/18 ................     Aaa, AAA       1,350,000      1,413,072
      Philadelphia, PA Hosps. & Higher Ed. Facs. Auth. Rev. Bonds,
        4.25%, 07/01/12 ...........................................................     Aa2, AA          540,000        543,132
      Philadelphia, PA School District Ref. Bonds, Ser. A, 5.00%, 08/01/17 ........     Aaa, AAA         600,000        629,208
      Philadelphia, PA Hospital & Higher Facs. Auth. Hosp. Rev. Bond
        (Childrens Hospital Proj.), Ser. A 2003-JP Morgan Chase Bank,
        3.86%, 02/15/14 ...........................................................      Aa2, AA         400,000        400,000
      Philadelphia, PA Auth. for Indl. Dev. Revs., 4.90%, 05/01/17 ................     NR, BBB-         290,000        290,429
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11 ..............     Aaa, AAA         100,000        105,070
                                                                                                                   ------------
                                                                                                                      7,485,736
                                                                                                                   ------------
   PUERTO RICO -- 0.3%
      The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
        5.00%, 05/15/09 ...........................................................    Baa3, BBB         100,000        101,431
      The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
        5.75%, 07/01/14 ...........................................................      NR, AAA         250,000        262,858
                                                                                                                   ------------
                                                                                                                        364,289
                                                                                                                   ------------
   SOUTH CAROLINA -- 1.4%
      South Carolina State Pub. Servicing Auth. Rev. Bonds, Ser. D, 5.00%,
        01/01/20 ..................................................................     Aaa, AAA       1,500,000      1,550,100
                                                                                                                   ------------
                                                                                                                      1,550,100
                                                                                                                   ------------
   TENNESSEE -- 0.2%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13 .....................      A2, AA          250,000        264,963
                                                                                                                   ------------
                                                                                                                        264,963
                                                                                                                   ------------
   TEXAS -- 18.3%
      Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18 .....................     Aaa, AAA         400,000        417,480
      Collin County, TX Ref. & Unltd. Tax Redev. Gen. Oblig. Bonds,
        5.00%, 02/15/14 ...........................................................     Aaa, AAA       3,625,000      3,809,947
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, 5.00%, 07/15/18 .........     Aaa, AAA         500,000        524,235
      Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
        7.00%, 08/15/11 ...........................................................     Aaa, NR          250,000        272,333
      Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTY),
        5.00%, 02/15/17 ...........................................................     Aaa, AAA         500,000        521,100
      Harris County, TX Toll Road Ref. Bonds, Ser. B-1 2004, 5.00%, 08/15/12 ......     Aaa, AAA       2,260,000      2,360,254
      Houston, TX Unrefunded Pub. Impt. Ref. Bonds, Ser. A, 5.25%, 03/01/13 .......     Aa3, AA-         100,000        101,962

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                        RATINGS+       AMOUNT        (NOTE 2)
                                                                                      -----------   ------------   ------------
   TEXAS -- (CONTINUED)
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
        5.00%, 02/15/18 ...........................................................     Aaa, AAA    $  2,645,000   $  2,787,248
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
        5.50%, 02/15/15 ...........................................................     Aaa, AAA         500,000        523,765
      Mansfield Independent School District ISD Bldg., 5.00%, 02/15/20 ............     Aaa, AAA       2,820,000      2,955,839
      Mansfield Independent School District ISD Bldg., 5.00%, 02/15/21 ............     Aaa, AAA       2,055,000      2,149,057
      North Central, TX Health Fac. Dev. Corp. Rev. VRDB
        (Methodist Hospitals of Dallas Proj.), Ser. 1985B (MBIA),
        3.92%, 10/01/15 ...........................................................     Aaa, AAA         300,000        300,000
      Northside Texas Independent School District Ref. - Sch. Bldg.,
        5.00%, 08/15/18 ...........................................................     Aaa, AAA       1,000,000      1,056,030
      Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A,
        5.50%, 10/01/12 ...........................................................      Aa1, AA         300,000        316,647
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 .................     Aaa, AAA          60,000         65,024
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 .................     Aaa, AAA          75,000         81,806
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 .................     Aaa, AAA          85,000         94,165
      University of Texas Finance Sys. Ser. E, 5.00%, 08/15/19 ....................     Aaa, AAA       2,510,000      2,640,947
                                                                                                                   ------------
                                                                                                                     20,977,839
                                                                                                                   ------------
   UTAH -- 1.4%
      Salt Lake County, UT Sales Tax Rev. Bonds,
        5.00%, 08/01/17 ...........................................................      NR, AAA         500,000        527,130
      Utah State Assd. Mun. Power Sys. Rev. Bonds,
        (Payson Power Proj.), Ser. A, 5.25%, 04/01/15 .............................     Aaa, AAA       1,000,000      1,059,260
                                                                                                                   ------------
                                                                                                                      1,586,390
                                                                                                                   ------------
   VIRGINIA -- 2.8%
      Virginia State College Build. Auth. Rev. Bonds,
        5.25%, 02/01/18 ...........................................................     Aa1, AA+       1,000,000      1,062,090
      Virginia State Pub. Bldg. Auth., Pub. Facs. Ref. Bonds, Ser. D,
        5.00%, 08/01/16 ...........................................................     Aa1, AA+       1,000,000      1,052,230
      Virginia State Res. Auth. Rev. Bonds, Ser. B, 5.00%,11/01/11 ................     Aaa, AAA       1,085,000      1,121,521
                                                                                                                   ------------
                                                                                                                      3,235,841
                                                                                                                   ------------
   WASHINGTON -- 3.6%
      Clark & Skamania Counties, Washington School Dist. Gen. Oblig.
        Bonds, 5.00%, 12/01/16 ....................................................      Aaa, NR       1,165,000      1,213,033
      Clark County Washington School Dist. No. 37 Gen. Oblig.
        Bonds, 5.13%, 12/01/10 ....................................................      Aa3, NR         500,000        517,400
      Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
        5.00%, 07/01/10 ...........................................................     Aaa, AAA         350,000        357,158
      Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev.
        Bonds, 5.75%, 07/01/09 ....................................................     Aaa, AA-         320,000        330,973
      Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev.
        Bonds, 5.75%, 07/01/09 ....................................................     Aaa, AA-         200,000        206,858
      Washington State Var. Purp. Gen. Oblig. Unltd. Bonds, Ser. B,
        5.00%, 01/01/13 ...........................................................     Aa1, AA          300,000        304,554
      Washington State Var. Purp. Gen. Oblig. Unltd. Bonds, Ser. R-03-A,
        5.00%, 01/01/14 ...........................................................     Aaa, AAA         890,000        922,903

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                                        RATINGS+       AMOUNT        (NOTE 2)
                                                                                      -----------   ------------   ------------
   WASHINGTON -- (CONTINUED)
      Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds, 5.00%, 06/01/08 .......    Baa2, BBB    $    300,000   $    302,313
                                                                                                                   ------------
                                                                                                                      4,155,192
                                                                                                                   ------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC),
        5.38%, 07/01/18 ...........................................................     Aaa, AAA         250,000        272,880
                                                                                                                   ------------
                                                                                                                        272,880
                                                                                                                   ------------
   WISCONSIN -- 0.2%
      Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1, 5.75%, 07/01/14 .............     Aaa, AAA          70,000         75,425
      Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1, (AMBAC),
        5.75%, 07/01/14 ...........................................................     Aaa, AAA         105,000        112,989
                                                                                                                   ------------
                                                                                                                        188,414
                                                                                                                   ------------
    TOTAL MUNICIPAL BONDS (COST $115,240,341) ..................................................................    114,629,100
                                                                                                                   ------------

                                                                                                       SHARES
                                                                                                    ------------
SHORT-TERM INVESTMENTS -- 0.0%
      BlackRock Liquidity Funds MuniCash Portfolio -- Institutional Series ......................          5,383          5,383
      BlackRock Liquidity Funds MuniFund Portfolio -- Institutional Series ......................          5,382          5,382
                                                                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $10,765) ................................................................         10,765
                                                                                                                   ------------
  TOTAL INVESTMENTS -- 100.0% (COST $115,251,106)(2) ...........................................................   $114,639,865
                                                                                                                   ============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(1)   Security is subject to the Alternative Minimum Tax.
(2) The cost for Federal income tax purposes is $115,251,106. At June 30, 2007, net unrealized depreciation was $611,241. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $435,518, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,046,759.
AMBAC -- AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
PCRB - Pollution Control Revenue Bonds
PSF-GTY - Permanent School Funding Guaranty
RADIAN - Credit  rating  enhanced  by guaranty or  insurance  from Radian  Asset
         Assuarance, Inc.
VRDB - Variable Rate Demand Bonds

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007

                                                                         SHORT/
                                                                     INTERMEDIATE-
                                                                      TERM BOND      BROAD MARKET     MUNICIPAL
                                                                          FUND         BOND FUND      BOND FUND
                                                                     -------------   ------------   -------------
ASSETS:
Investment in securities, at value* ..............................   $ 144,608,741   $ 68,640,146   $ 114,639,865
Securities lending collateral ....................................       6,527,171      5,464,646              --
Receivable for fund shares sold ..................................         140,522         45,000         173,852
Dividends and interest receivable ................................       1,675,595        859,263       1,448,679
Other assets .....................................................          15,597          8,623          14,900
                                                                     -------------   ------------   -------------
Total assets .....................................................     152,967,626     75,017,678     116,277,296
                                                                     -------------   ------------   -------------
LIABILITIES:
Obligation to return securities lending collateral ...............       6,527,171      5,464,646              --
Payable for fund shares redeemed .................................         608,394         10,275          19,015
Payable for investments purchased ................................         623,388        299,226       2,730,318
Dividend payable .................................................         567,016        274,139         324,483
Accrued advisory fee .............................................          42,407         19,750          32,596
Other accrued expenses ...........................................          43,730         33,632          42,399
                                                                     -------------   ------------   -------------
Total liabilities ................................................       8,412,106      6,101,668       3,148,811
                                                                     -------------   ------------   -------------
NET ASSETS .......................................................   $ 144,555,520   $ 68,916,010   $ 113,128,485
                                                                     =============   ============   =============
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 146,014,499   $ 68,153,106   $ 113,829,069
Distributions in excess of net investment income .................         (75,168)        (1,799)           (105)
Accumulated net realized gain (loss) on investments ..............        (385,565)       276,778         (89,238)
Net unrealized appreciation (depreciation) of investments ........        (998,246)       487,925        (611,241)
                                                                     -------------   ------------   -------------
NET ASSETS .......................................................   $ 144,555,520   $ 68,916,010   $ 113,128,485
                                                                     =============   ============   =============
NET ASSETS BY SHARE CLASS
Institutional Shares .............................................   $ 144,386,987   $ 68,905,477   $ 113,118,093
A Shares .........................................................         168,533         10,533          10,392
                                                                     -------------   ------------   -------------
                                                                     $ 144,555,520   $ 68,916,010   $ 113,128,485
                                                                     =============   ============   =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ..........................................      14,620,309      7,196,840       8,873,468
   A Shares ......................................................          17,232          1,100             815

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering and
     redemption price) ...........................................   $        9.88   $       9.57   $       12.75
                                                                     -------------   ------------   -------------
   A Shares (net asset value (NAV) and
     redemption price) ...........................................   $        9.78   $       9.58   $       12.75
                                                                     -------------   ------------   -------------
   A Shares (offering price -- NAV / 0.98) .......................   $        9.98   $       9.78   $       13.01
                                                                     -------------   ------------   -------------
* Investments at cost ............................................   $ 145,606,987   $ 68,152,221   $ 115,251,106

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007

                                                                        SHORT/
                                                                     INTERMEDIATE-
                                                                       TERM BOND     BROAD MARKET     MUNICIPAL
                                                                         FUND          BOND FUND       BOND FUND
                                                                     -------------   ------------   -------------
INVESTMENT INCOME:
   Interest and dividends ........................................   $   7,678,934   $  3,708,247   $   4,187,180
   Securities lending ............................................          12,836          5,054              --
                                                                     -------------   ------------   -------------
   Total investment income .......................................       7,691,770      3,713,301       4,187,180
                                                                     -------------   ------------   -------------
EXPENSES:
   Advisory fees .................................................         528,563        245,787         365,122
   Administration fees ...........................................          23,017         10,712          15,896
   Sub-administration and accounting fees ........................         103,604         61,207          95,277
   Custody fees ..................................................          25,169         14,520          14,497
   Transfer agent fees ...........................................          50,847         23,098          36,890
   Distribution fees - A Shares ..................................             425             26              26
   Professional fees .............................................          55,998         59,704          61,527
   Reports to shareholders .......................................          15,629         19,123          22,812
   Registration fees .............................................          23,356         24,235          27,737
   Trustees' fees ................................................          18,580         18,590          18,578
   Compliance services ...........................................           4,307          3,984           4,070
   Other .........................................................          17,897         11,134          12,723
                                                                     -------------   ------------   -------------
   Total expenses before fee waivers .............................         867,392        492,120         675,155
Sub-administration and accounting fees waived ....................              --         (3,039)             --
                                                                     -------------   ------------   -------------
      Total expenses, net ........................................         867,392        489,081         675,155
                                                                     -------------   ------------   -------------
   Net investment income .........................................       6,824,378      3,224,220       3,512,025
                                                                     -------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ..............................         171,782        284,743         280,922
   Net increase (decrease) in unrealized appreciation
     (depreciation) on investments ...............................       1,268,999        901,294          91,099
                                                                     -------------   ------------   -------------
   Net gain on investments .......................................       1,440,781      1,186,037         372,021
                                                                     -------------   ------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $   8,265,159   $  4,410,257   $   3,884,046
                                                                     =============   ============   =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SHORT/INTERMEDIATE-TERM              BROAD MARKET
                                                                      BOND FUND                       BOND FUND
                                                            -----------------------------   ---------------------------
                                                                 FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                                       JUNE 30,                       JUNE 30,
                                                            -----------------------------   ---------------------------
                                                                 2007           2006            2007           2006
                                                            -------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ................................   $   6,824,378   $   4,934,620   $  3,224,220   $  2,825,675
   Net realized gain (loss) on investments ..............         171,782        (433,992)       284,743        172,490
   Net increase (decrease) in unrealized
     appreciation (depreciation) on
     investments ........................................       1,268,999      (4,846,558)       901,294     (3,855,588)
                                                            -------------   -------------   ------------   ------------
Net increase (decrease) in net assets
   resulting from operations ............................       8,265,159        (345,930)     4,410,257       (857,423)
                                                            -------------   -------------   ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..............................      (6,814,055)     (4,924,698)    (3,229,688)    (2,818,472)
      A Shares ..........................................          (7,256)         (6,895)          (456)          (216)
                                                            -------------   -------------   ------------   ------------
                                                               (6,821,311)     (4,931,593)    (3,230,144)    (2,818,688)
                                                            -------------   -------------   ------------   ------------
   Net realized gains:
      Institutional Shares ..............................              --        (283,643)            --       (789,314)
      A Shares ..........................................              --            (354)            --             --
                                                            -------------   -------------   ------------   ------------
                                                                       --        (283,997)            --       (789,314)
                                                            -------------   -------------   ------------   ------------
Total distributions .....................................      (6,821,311)     (5,215,590)    (3,230,144)    (3,608,002)
                                                            -------------   -------------   ------------   ------------
Fund share transactions (Note 7):
   Proceeds from shares sold ............................      68,284,172      60,957,514     14,836,890     14,154,000
   Cost of shares issued on
     reinvestment of distributions ......................       4,663,560       3,450,498      2,411,712      2,833,910
   Cost of shares redeemed ..............................     (62,913,809)    (34,843,924)   (16,251,378)   (12,369,967)
                                                            -------------   -------------   ------------   ------------
Net increase in net assets from Fund
   share transactions ...................................      10,033,923      29,564,088        997,224      4,617,943
                                                            -------------   -------------   ------------   ------------
Total increase in net assets ............................      11,477,771      24,002,568      2,177,337        152,518
NET ASSETS:
   Beginning of Year ....................................     133,077,749     109,075,181     66,738,673     66,586,155
                                                            -------------   -------------   ------------   ------------
   End of Year ..........................................   $ 144,555,520   $ 133,077,749   $ 68,916,010   $ 66,738,673
                                                            =============   =============   ============   ============
Distributions in excess of net investment
   income ...............................................   $     (75,168)  $     (80,818)  $     (1,799)  $     (2,393)
                                                            -------------   -------------   ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                          MUNICIPAL
                                                          BOND FUND
                                                 ------------------------------
                                                      FOR THE YEARS ENDED
                                                            JUNE 30,
                                                 ------------------------------
                                                     2007             2006
                                                 -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................   $   3,512,025   $    2,368,466
   Net realized gain (loss) on investments ...         280,922          (22,902)
   Net increase (decrease) in unrealized
      appreciation (depreciation)
      on investments .........................          91,099       (2,020,824)
                                                 -------------   --------------
Net increase in net assets
   resulting from operations .................       3,884,046          324,740
                                                 -------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................      (3,511,700)      (2,368,312)
      A Shares ...............................            (325)            (154)
                                                 -------------   --------------
Total distributions ..........................      (3,512,025)      (2,368,466)
                                                 -------------   --------------
Fund share transactions (Note 7):
   Proceeds from shares sold .................      42,502,703       51,478,092
   Cost of shares issued on
      reinvestment of distributions ..........       1,639,716        1,053,524
   Cost of shares redeemed ...................     (20,820,358)     (26,871,545)
                                                 -------------   --------------
Net increase in net assets from Fund
   share transactions ........................      23,322,061       25,660,071
                                                 -------------   --------------
Total increase in net assets .................      23,694,082       23,616,345
NET ASSETS:
   Beginning of Year .........................      89,434,403       65,818,058
                                                 -------------   --------------
   End of Year ...............................   $ 113,128,485   $   89,434,403
                                                 =============   ==============
Distributions in excess of net investment
   income ....................................   $        (105)  $         (105)
                                                 -------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                             FOR THE YEARS ENDED JUNE 30,
                                                          ---------------------------------------------------------------
                                                              2007         2006         2005         2004         2003
                                                          -----------   ----------   ----------   ----------   ----------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..................   $      9.77   $    10.23   $    10.18   $    10.80   $    10.23
                                                          -----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income ..............................          0.45         0.41         0.37         0.38         0.43
   Net realized and unrealized gain (loss)
      on investments ..................................          0.11        (0.44)        0.08        (0.40)        0.64
                                                          -----------   ----------   ----------   ----------   ----------
      Total from investment operations ................          0.56        (0.03)        0.45        (0.02)        1.07
                                                          -----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income .........................         (0.45)       (0.41)       (0.37)       (0.38)       (0.43)
   From net realized gains ............................            --        (0.02)       (0.03)       (0.22)       (0.07)
                                                          -----------   ----------   ----------   ----------   ----------
      Total distributions .............................         (0.45)       (0.43)       (0.40)       (0.60)       (0.50)
                                                          -----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF YEAR ........................   $      9.88   $     9.77   $    10.23   $    10.18   $    10.80
                                                          ===========   ==========   ==========   ==========   ==========
TOTAL RETURN ..........................................          5.78%       (0.25)%       4.50%       (0.22)%      10.70%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ...................          0.57%        0.64%        0.65%        0.62%        0.62%
      Excluding expense limitations ...................          0.57%        0.65%        0.65%        0.62%        0.62%
   Net investment income ..............................          4.52%        4.13%        3.60%        3.60%        4.13%
Portfolio turnover rate ...............................            57%          35%          33%          27%          82%
Net assets at the end of year
   (000 omitted) ......................................   $   144,387   $  132,913   $  108,828   $  188,519   $  185,956

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                     FOR THE               FOR THE PERIOD
                                                               YEARS ENDED JUNE 30,       OCTOBER 7, 2003(1)
                                                           ---------------------------    THROUGH JUNE 30,
                                                             2007      2006      2005            2004
                                                           -------   -------   -------   ------------------
SHORT/INTERMEDIATE-TERM BOND FUND --
   A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD .................   $  9.67   $ 10.13   $ 10.08        $ 10.59
                                                           -------   -------   -------        -------

INVESTMENT OPERATIONS:
   Net investment income ...............................      0.42      0.38      0.34           0.25
   Net realized and unrealized gain (loss)
      on investments ...................................      0.11     (0.44)     0.08          (0.29)
                                                           -------   -------   -------        -------
      Total from investment operations .................      0.53     (0.06)     0.42          (0.04)
                                                           -------   -------   -------        -------
DISTRIBUTIONS:
   From net investment income ..........................     (0.42)    (0.38)    (0.34)         (0.25)
   From net realized gains .............................        --     (0.02)    (0.03)         (0.22)
                                                           -------   -------   -------        -------
      Total distributions ..............................     (0.42)    (0.40)    (0.37)         (0.47)
                                                           -------   -------   -------        -------
NET ASSET VALUE -- END OF PERIOD .......................   $  9.78   $  9.67   $ 10.13        $ 10.08
                                                           =======   =======   =======        =======
TOTAL RETURN(2).........................................      5.53%    (0.56)%    4.26%         (0.36)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(3):
   Expenses:
      Including expense limitations ....................      0.82%     0.89%     0.91%          0.86%*
      Excluding expense limitations ....................      0.82%     0.90%     6.46%          5.36%*
   Net investment income ...............................      4.26%     3.80%     3.36%          3.32%*
Portfolio turnover rate ................................        57%       35%       33%            27%(4)
Net assets at the end of period (000 omitted) ..........   $   169   $   164   $   247        $   223

----------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                       FOR THE YEARS ENDED JUNE 30,
                                                          -----------------------------------------------------
                                                            2007       2006       2005       2004        2003
                                                          --------   --------   --------   --------   ---------
BROAD MARKET BOND FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..................   $   9.41   $  10.07   $   9.90   $  10.67   $    9.93
                                                          --------   --------   --------   --------   ---------

INVESTMENT OPERATIONS:
   Net investment income ..............................       0.44       0.41       0.39       0.41        0.46
   Net realized and unrealized gain (loss) on
      investments .....................................       0.16      (0.54)      0.27      (0.53)       0.79
                                                          --------   --------   --------   --------   ---------
      Total from investment operations ................       0.60      (0.13)      0.66      (0.12)       1.25
                                                          --------   --------   --------   --------   ---------
DISTRIBUTIONS:
   From net investment income .........................      (0.44)     (0.41)     (0.39)     (0.41)      (0.46)
   From net realized gains ............................         --      (0.12)     (0.10)     (0.24)      (0.05)
                                                          --------   --------   --------   --------   ---------
      Total distributions .............................      (0.44)     (0.53)     (0.49)     (0.65)      (0.51)
                                                          --------   --------   --------   --------   ---------
NET ASSET VALUE -- END OF YEAR ........................   $   9.57   $   9.41   $  10.07   $   9.90   $   10.67
                                                          ========   ========   ========   ========   =========
TOTAL RETURN ..........................................       6.47%     (1.25)%     6.80%     (1.13)%     12.77%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ...................       0.70%      0.72%      0.72%      0.68%       0.66%
      Excluding expense limitations ...................       0.70%      0.73%      0.73%      0.68%       0.66%
   Net investment income ..............................       4.60%      4.28%      3.89%      4.05%       4.38%
Portfolio turnover rate ...............................         33%        31%        43%        26%         77%
Net assets at the end of year
   (000 omitted) ......................................   $ 68,905   $ 66,729   $ 66,586   $ 88,935   $ 113,515

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                   FOR THE         FOR THE PERIOD
                                                                     YEAR       DECEMBER 20, 2005(1)
                                                                    ENDED             THROUGH
                                                                JUNE 30, 2007       JUNE 30, 2006
                                                                -------------   -------------------
BROAD MARKET BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ......................      $  9.41             $  9.67
                                                                   -------             -------

INVESTMENT OPERATIONS:
   Net investment income ....................................         0.42                0.21
   Net realized and unrealized gain (loss) on investments ...         0.17               (0.26)
                                                                   -------             -------
      Total from investment operations ......................         0.59               (0.05)
                                                                   -------             -------
DISTRIBUTIONS:
   From net investment income ...............................        (0.42)              (0.21)
                                                                   -------             -------
      Total distributions ...................................        (0.42)              (0.21)
                                                                   -------             -------
NET ASSET VALUE -- END OF PERIOD ............................      $  9.58             $  9.41
                                                                   =======             =======
TOTAL RETURN(2) .............................................         6.35%              (0.55)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........................         0.95%               0.97%*
      Excluding expense limitations .........................         0.95%               0.99%*
   Net investment income ....................................         4.39%               4.12%*
Portfolio turnover rate .....................................           33%                 31%(3)
Net assets at the end of period (000 omitted) ...............      $    11             $    10

----------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                    FOR THE YEARS ENDED JUNE 30,
                                                       ------------------------------------------------------
                                                          2007       2006       2005       2004        2003
                                                       ---------   --------   --------   --------    --------
MUNICIPAL BOND FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ...............   $   12.66   $  13.00   $  12.80   $  13.27    $  12.87
                                                       ---------   --------   --------   --------    --------

INVESTMENT OPERATIONS:
   Net investment income ...........................        0.43       0.40       0.38       0.36        0.43
   Net realized and unrealized gain (loss) on
      investments ..................................        0.09      (0.34)      0.20      (0.45)       0.42
                                                       ---------   --------   --------   --------    --------
      Total from investment operations .............        0.52       0.06       0.58      (0.09)       0.85
                                                       ---------   --------   --------   --------    --------

DISTRIBUTIONS:
   From net investment income ......................       (0.43)     (0.40)     (0.38)     (0.36)      (0.43)
   From net realized gains .........................          --         --         --      (0.02)      (0.02)
                                                       ---------   --------   --------   --------    --------
      Total distributions ..........................       (0.43)     (0.40)     (0.38)     (0.38)      (0.45)
                                                       ---------   --------   --------   --------    --------
NET ASSET VALUE -- END OF YEAR .....................   $   12.75   $  12.66   $  13.00   $  12.80    $  13.27
                                                       =========   ========   ========   ========    ========

TOTAL RETURN .......................................        4.15%      0.45%      4.56%     (0.64)%      6.75%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ................        0.65%      0.69%      0.75%      0.75%       0.75%
      Excluding expense limitations ................        0.65%      0.69%      0.79%      0.82%       0.95%
   Net investment income ...........................        3.37%      3.12%      2.89%      2.78%       3.30%
Portfolio turnover rate ............................          56%        45%        38%        20%         21%
Net assets at the end of year (000 omitted) ........   $ 113,118   $ 89,424   $ 65,818   $ 63,069    $ 42,563

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                    FOR THE        FOR THE PERIOD
                                                                     YEAR        DECEMBER 20, 2005(1)
                                                                     ENDED             THROUGH
                                                                 JUNE 30, 2007      JUNE 30, 2006
                                                                 -------------   -------------------
MUNICIPAL BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ........................     $ 12.66          $ 12.82
                                                                    -------          -------
INVESTMENT OPERATIONS:
   Net investment income ......................................        0.40             0.20
   Net realized and unrealized gain (loss) on investments .....        0.09            (0.16)
                                                                    -------          -------
      Total from investment operations ........................        0.49             0.04
                                                                    -------          -------
DISTRIBUTIONS:
   From net investment income .................................       (0.40)           (0.20)
                                                                    -------          -------
      Total distributions .....................................       (0.40)           (0.20)
                                                                    -------          -------
NET ASSET VALUE -- END OF PERIOD ..............................     $ 12.75          $ 12.66
                                                                    =======          =======
TOTAL RETURN(2) ...............................................        3.92%            0.29%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...........................        0.90%            0.94%*
      Excluding expense limitations ...........................        0.90%            0.95%*
   Net investment income ......................................        3.15%            2.94%*
Portfolio turnover rate .......................................          56%              45%(3)
Net assets at the end of period (000 omitted) .................     $    10          $    10

----------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

      On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2007, are shown separately in the statements of operations.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

4.    INVESTMENT SECURITIES  TRANSACTIONS.  During the year ended June 30, 2007,
      purchases  and  sales  of  investment   securities  (excluding  short-term
      investments) were as follows:

                       SHORT/INTERMEDIATE-    BROAD MARKET      MUNICIPAL
                          TERM BOND FUND        BOND FUND       BOND FUND
                       -------------------    ------------    ------------
      Purchases ....          $ 88,326,790    $ 22,494,638    $ 78,234,994
      Sales ........            77,490,880      22,017,019      55,916,162

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

      In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. IN-KIND REDEMPTIONS. On March 19, 2007, the Short/Intermediate-Term Bond Fund satisfied a withdrawal request with a transfer of securities and cash totaling $21,216,126, resulting in a net realized gain of $122,062. For Federal income tax purposes, the transfer was treated as a tax-free exchange and the Short/Intermediate-Term Bond Fund basis in the transferred securities carried over to the redeeming investor.

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows:

                                                      INSTITUTIONAL SHARES           A SHARES
                                                   --------------------------   ------------------
                                                     SHARES        DOLLARS      SHARES    DOLLARS
                                                   ----------   -------------   ------   ---------
SHORT/INTERMEDIATE-TERM BOND FUND
Sold ...........................................    6,859,776   $  68,261,384    2,294   $  22,788
Issued on reinvestment of distributions ........      467,958       4,656,384      728       7,176
Redeemed .......................................   (6,314,246)    (62,886,210)  (2,782)    (27,599)
                                                   ----------   -------------   ------   ---------
Net increase ...................................    1,013,488   $  10,031,558      240   $   2,365
                                                   ==========   =============   ======   =========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SHARES              A SHARES
                                             ----------------------------   ----------------------
                                                SHARES        DOLLARS        SHARES      DOLLARS
                                             -----------   --------------   -------   ------------
BROAD MARKET BOND FUND
Sold .....................................     1,537,015   $   14,836,890        --   $         --
Issued on reinvestment of distributions ..       249,769        2,411,262        47            450
Redeemed .................................    (1,684,151)     (16,251,378)       --             --
                                             -----------   --------------   -------   ------------
Net increase .............................       102,633   $      996,774        47   $        450
                                             ===========   ==============   =======   ============
MUNICIPAL BOND FUND
Sold .....................................     3,300,639   $   42,502,703        --   $         --
Issued on reinvestment of distributions ..       127,334        1,639,394        25            322
Redeemed .................................    (1,617,648)     (20,820,358)       --             --
                                             -----------   --------------   -------   ------------
Net increase .............................     1,810,325   $   23,321,739        25   $        322
                                             ===========   ==============   =======   ============

      Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and A Shares were as follows:

                                                 INSTITUTIONAL SHARES              A SHARES
                                             ----------------------------   ----------------------
                                                SHARES         DOLLARS       SHARES      DOLLARS
                                             -----------   --------------   -------   ------------
SHORT/INTERMEDIATE-TERM BOND FUND
Sold .....................................     6,117,826   $   60,935,514     2,241   $     22,000
Issued on reinvestment of distributions ..       345,228        3,443,091       747          7,407
Redeemed .................................    (3,493,566)     (34,740,819)  (10,374)      (103,105)
                                             -----------   --------------   -------   ------------
Net increase (decrease) ..................     2,969,488   $   29,637,786    (7,386)  $    (73,698)
                                             ===========   ==============   =======   ============
BROAD MARKET BOND FUND
Sold .....................................     1,467,339   $   14,144,000     1,034   $     10,000
Issued on reinvestment of distributions ..       291,974        2,833,728        19            182
Redeemed .................................    (1,280,579)     (12,369,967)       --             --
                                             -----------   --------------   -------   ------------
Net increase .............................       478,734   $    4,607,761     1,053   $     10,182
                                             ===========   ==============   =======   ============
MUNICIPAL BOND FUND
Sold .....................................     4,014,649   $   51,468,092       780   $     10,000
Issued on reinvestment of distributions ..        82,057        1,053,394        10            130
Redeemed .................................    (2,094,968)     (26,871,545)       --             --
                                             -----------   --------------   -------   ------------
Net increase .............................     2,001,738   $   25,649,941       790   $     10,130
                                             ===========   ==============   =======   ============

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

      At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities and in-kind distributions of shareholders redemptions.

                                             SHORT/INTERMEDIATE-    BROAD MARKET
                                                TERM BOND FUND       BOND FUND
                                             -------------------   -------------

Paid-in capital ..........................        $  122,062         $     --
Undistributed net investment income ......             2,583            6,518
Accumulated net realized gain (loss) on
   investments ...........................          (124,645)          (6,518)

      The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006, respectively, was as follows:

                                             SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                               TERM BOND FUND        BOND FUND     BOND FUND
                                             -------------------   ------------   -----------
YEAR ENDED JUNE 30, 2007
Ordinary income ..........................       $ 6,821,311        $ 3,230,144   $     3,155
Tax-exempt income ........................                --                 --     3,508,870
                                                 -----------        -----------   -----------
   Total distributions ...................       $ 6,821,311        $ 3,230,144   $ 3,512,025
                                                 ===========        ===========   ===========
YEAR ENDED JUNE 30, 2006
Ordinary income ..........................       $ 4,953,909        $ 2,940,724   $     2,689
Tax-exempt income ........................                --                 --     2,365,674
Long-term capital gains ..................           261,681            667,278           103
                                                 -----------        -----------   -----------
   Total distributions ...................       $ 5,215,590        $ 3,608,002   $ 2,368,466
                                                 ===========        ===========   ===========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

      As of June 30, 2007, the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                             SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                               TERM BOND FUND        BOND FUND     BOND FUND
                                             -------------------   ------------   -----------
Undistributed ordinary income ............       $   (64,655)       $   469,760   $        --
Undistributed tax-exempt income ..........                --                 --        10,408
Undistributed long-term capital gains ....                --              5,973            --
Capital loss carryforwards ...............          (175,306)                --       (89,238)
Post-October capital losses ..............          (210,259)          (185,800)           --
Other temporary differences ..............           (10,513)           (10,513)      (10,513)
Net unrealized appreciation (depreciation)
   of investments ........................          (998,246)           483,484      (611,241)
                                                 -----------        -----------   -----------
   Total accumulated earnings/(deficit) ..       $(1,458,979)       $   762,904   $  (700,584)
                                                 ===========        ===========   ===========

      For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Fund's capital loss carryforwards will expire as follows:

                                             SHORT/INTERMEDIATE-     MUNICIPAL
                                                TERM BOND FUND       BOND FUND
                                             -------------------   ------------
      6/30/2014 ..........................       $    22,033        $    89,238
      6/30/2015 ..........................           153,273                 --

      Post-October losses represent net losses realized from November 1, 2006 through June 30, 2007, that in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund series of WT Mutual Fund at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TAX INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

      Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Fund paid $3,508,870 in tax-exempt income distributions during the fiscal year ended June 30, 2007.

      In January 2008, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                                                           PRINCIPAL               FUND               OTHER
                            POSITION(S)       TERM OF OFFICE AND         OCCUPATION(S)            COMPLEX         DIRECTORSHIPS
       NAME AND              HELD WITH         LENGTH OF TIME             DURING PAST           OVERSEEN BY          HELD BY
    DATE OF BIRTH              TRUST               SERVED                 FIVE YEARS             TRUSTEE(1)          TRUSTEE
-----------------------   ---------------   ---------------------   -----------------------     -----------    --------------------
NEIL WOLFSON(2)           Trustee,          Shall serve at the      President of Wilmington         24         None
Date of Birth: 6/64       President and     pleasure of the         Trust Investment
                          Chief Executive   Board and until         Management, LLC
                          Officer           successor is elected    ("WTIM") since November
                                            and qualified.          2006; Chief
                                            Trustee since           Investment Officer of
                                            November 2005.          WTIM from 2004 to 2006;
                                            President and Chief     Partner with KPMG
                                            Executive Officer       (public accounting)
                                            since January 2006.     from 1996 to 2004.

ROBERT J. CHRISTIAN(3)    Trustee           Shall serve until       Retired since February          24         Fund Vantage Trust
Date of Birth: 2/49                         death, resignation      2006. Executive Vice
                                            or removal. Trustee     President of Wilmington
                                            since October 1998;     Trust Company from
                                            President and           February 1996 to
                                            Chairman of the         February 2006;
                                            Board from October      President of Rodney
                                            1998 to January         Square Management
                                            2006.                   Corporation ("RSMC")
                                                                    from 1996 to 2005; Vice
                                                                    President of RSMC from
                                                                    2005 to 2006.

----------
(1) The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and Roxbury Funds (2).
(2) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
(3) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                                                          PRINCIPAL                FUND               OTHER
                            POSITION(S)      TERM OF OFFICE AND          OCCUPATION(S)           COMPLEX          DIRECTORSHIPS
       NAME AND              HELD WITH         LENGTH OF TIME             DURING PAST           OVERSEEN BY          HELD BY
     DATE OF BIRTH             TRUST               SERVED                 FIVE YEARS            TRUSTEE(1)           TRUSTEE
-----------------------   ---------------   ---------------------   -----------------------     -----------    --------------------
ROBERT ARNOLD             Trustee           Shall serve until       Founder and co-manager,         24         First Potomac
Date of Birth: 3/44                         death, resignation      R.H. Arnold & Co., Inc.                    Realty Trust
                                            or removal. Trustee     (financial consulting)                     (real estate
                                            since May 1997.         since 1989.                                investment trust).

DR. ERIC BRUCKER          Trustee           Shall serve until       Professor of Economics,         24         None
Date of Birth: 12/41                        death, resignation      Widener University
                                            or removal. Trustee     since July 2004;
                                            since October 1999.     formerly Dean, School
                                                                    of Business
                                                                    Administration of
                                                                    Widener University from
                                                                    2001 to 2004; Dean,
                                                                    College of Business,
                                                                    Public Policy and
                                                                    Health at the
                                                                    University of Maine
                                                                    from September 1998 to
                                                                    June 2001.

NICHOLAS GIORDANO         Trustee and       Shall serve until       Consultant, financial           24         Kalmar Pooled
Date of Birth: 3/43       Chairman of the   death, resignation      services organizations                     Investment Trust;
                          Board             or removal. Trustee     from 1997 to present;                      Independence Blue
                                            since October 1998.     Interim President,                         Cross; IntriCon
                                                                    LaSalle University from                    Corporation
                                                                    1998 to 1999.                              (industrial furnaces
                                                                                                               and ovens); Commerce
                                                                                                               Bancorp, Inc; The
                                                                                                               RBB Fund, Inc.

LOUIS KLEIN, JR.          Trustee           Shall serve until       Self-employed financial         29         CRM Mutual Fund
Date of Birth: 5/35                         death, resignation      consultant since 1991.                     Trust (since June
                                            or removal. Trustee                                                2005); WHX
                                            since October 1999.                                                Corporation
                                                                                                               (industrial
                                                                                                               manufacturer).

JOHN J. QUINDLEN          Trustee           Shall serve until       Retired since 1993.             24         None
Date of Birth: 5/32                         death, resignation      Former Chief Financial
                                            or removal. Trustee     Officer of E.I. duPont
                                            since October 1999.     de Nemours and Co.

MARK A. SARGENT           Trustee           Shall serve until       Dean and Professor of           24         The RBB Fund, Inc.;
Date of Birth: 4/51                         death, resignation      Law, Villanova                             NYSE Regulation,
                                            or removal. Trustee     University School of                       Inc.; Financial
                                            since November 2001.    Law since July 1997.                       Industry Regulatory
                                                                                                               Authority (FINRA).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                                                           PRINCIPAL               FUND                OTHER
                            POSITION(S)       TERM OF OFFICE AND         OCCUPATION(S)            COMPLEX          DIRECTORSHIPS
       NAME AND              HELD WITH          LENGTH OF TIME            DURING PAST           OVERSEEN BY           HELD BY
     DATE OF BIRTH             TRUST                SERVED                 FIVE YEARS             TRUSTEE            TRUSTEE
-----------------------   ---------------   ---------------------   -----------------------     -----------    --------------------
CLAYTON M. ALBRIGHT       Vice President    Shall serve at the      Vice President, WTIM            N/A                  N/A
1100 North Market Street                    pleasure of the         since 2006; Vice
Wilmington, DE 19890                        Board and until         President, RSMC since
Date of Birth: 9/53                         successor is elected    2001; Vice President of
                                            and qualified.          Wilmington Trust
                                            Officer since           Company since 1997.
                                            October 1998.

JOSEPH M. FAHEY, JR.      Vice President    Shall serve at the      Vice President, RSMC            N/A                  N/A
1100 North Market Street                    pleasure of the         since 1992.
Wilmington, DE 19890                        Board and until
Date of Birth: 1/57                         successor is elected
                                            and qualified.
                                            Officer since
                                            November 1999.

JOHN J. KELLEY            Vice President    Shall serve at the      Vice President of RSMC          N/A                  N/A
1100 North Market Street  & Chief           pleasure of the         since July 2005; Vice
Wilmington, DE 19890      Financial         Board and until         President of PFPC Inc.
Date of Birth: 9/59       Officer           successor is elected    from January 2005 to
                                            and qualified.          July 2005; Vice
                                            Officer since           President of
                                            September 2005.         Administration, 1838
                                                                    Investment Advisors, LP
                                                                    from 1999 to 2005;
                                                                    Chief Compliance
                                                                    Officer, 1838
                                                                    Investment Advisors, LP
                                                                    from 2004 to 2005.

ANNA M. BENCROWSKY        Chief Compliance  Shall serve at the      Chief Compliance                N/A                  N/A
1100 North Market Street  Officer & Anti-   pleasure of the         Officer, Rodney Square
Wilmington, DE 19890      Money Laundering  Board and until         Management Corporation
Date of Birth: 5/51       Officer           successor is elected    since 2004; Vice
                                            and qualified.          President and Chief
                                            Officer since           Compliance Officer,
                                            September 2004.         1838 Investment
                                                                    Advisors, LP
                                                                    from 1998 to 2004.

CHARLES D. CURTIS, JR.    Vice President    Shall serve at the      Vice President of RSMC          N/A                  N/A
1100 North Market Street  & Treasurer       pleasure of the         since Feb. 2007;
Wilmington, DE 19890                        Board and until         Vice President of PFPC
Date of Birth: 10/55                        successor is elected    Inc. from 1991 to 2007.
                                            and qualified.
                                            Officer since
                                            February 2007.

EDWARD W. DIFFIN, JR.     Vice President    Shall serve at the      Vice President of RSMC          N/A                  N/A
1100 North Market Street  & Secretary       pleasure of the         since Nov. 2006;
Wilmington, DE 19890                        Board and until         Coleman Counsel Per
Date of Birth: 1/52                         successor is elected    Diem from Nov. 2005 to
                                            and qualified.          Nov. 2006; Vice
                                            Officer since           President and Senior
                                            February 2007.          Counsel of Merrill
                                                                    Lynch & Co., Inc. from
                                                                    1994 to 2005.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Fund's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge, on the SEC's website listed above.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                             -----------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                 Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                             -----------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                             -----------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                             -----------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                             -----------------------

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


FIXED-ANN-6/07

                                                                      WILMINGTON
                                                                           FUNDS


--------------------------------------------------------------------------------
  EQUITY FUNDS
--------------------------------------------------------------------------------

                               o  LARGE-CAP CORE
                               o  LARGE-CAP GROWTH
                               o  LARGE-CAP VALUE
                               o  MID-CAP CORE
                               o  SMALL-CAP CORE
                               o  SMALL-CAP GROWTH
                               o  SMALL-CAP VALUE






                                     ANNUAL
                                  June 30, 2007
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------


--------------------------------------------------------------------------------
CONTENTS                                          page

President's Message............................      3

Expense Disclosure.............................     17

Disclosure of Portfolio Holdings...............     19

Investments....................................     21

Financial Statements...........................     50

Financial Highlights...........................     55



                                                  page

Notes to Financial Statements..................     69

Report of Independent Registered
   Public Accounting Firm......................     78

Tax Information................................     79

Trustees and Officers..........................     80

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

--------------------------------------------------------------------------------


RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

      Equity markets posted solid gains during the second quarter of 2007. Corporate profits have proven resilient; the economy appears to be on solid footing; and, the Federal Reserve's Open Market Committee (the "Fed") seems content with leaving interest rates where they are. As interest rates moved higher from mid-May through the beginning of June, the support provided by private equity money was questioned as the cost of leverage buyouts rose. Midsize and smaller-cap stocks, particularly those with lower valuations, performed poorly with the prospect of buyouts diminishing. Oil breached $70/barrel, a level not seen since the spring and summer months of 2006. Higher energy costs have had little effect on the economy so far, but a continuation of this trend could prompt the Fed to tighten if these costs find their way into finished products. Fortunately, job creation has been solid and employee wage gains continue to support a stable environment from the consumer side of the economy, with the average consumer appearing to be able to absorb these higher energy costs. The turmoil emanating from the sub-prime mortgage market continues to fester with high delinquencies and inventories of unsold homes continuing to rise. Bear Stearns' bailout of two of its hedge has funds has caused increased angst among investors. Concerns about the use of leverage to bet on mortgage securities whose collateral comes into question can lead to a repricing of the entire sector. The asset values of these securities with the funds are determined via calculations based on theoretical spread assumptions off the yield curve and can vary significantly from open market trades. As these securities get marked to the market, supply and demand play a more important role in determining the value of these securities. The unwinding of these leveraged bets on sub-prime mortgages could snowball into a dramatic revaluation of these securities that could have far reaching effects on the financial market as a whole should this mark to market extend beyond sub-prime to other areas of the mortgage and collateralized debt markets. There is already some evidence of spread widening in the more speculative areas of the bond market which may cause a dampening of capital formation for more speculative ventures.

      The Fed continues to cast a wary eye towards future inflation. Now that the economy appears to have hit a bottom in terms of growth in the first quarter of 2007, the second quarter is shaping up to produce growth near 4%. Averaging the first and expected second quarter growth rates produces an expected average growth rate around 2.3%. Renewed strength in the economy (at least relative to the very slow Q1) brings the specter of higher inflation and an active Fed. However, worldwide rates appear stable with the EU passing on its most recent opportunity to raise rates. As the market turns to an expectation of higher future growth, smaller-cap stocks have performed better. The quarter started out with a focus on large-cap growth stocks with international exposure that benefited from higher growth rates abroad. In the latest month, small-cap growth outperformed on the prospect of higher growth in the domestic economy, especially with monetary restraint being applied in international markets. During the second quarter, Energy, Technology, and Industrials led the way, outperforming the broad averages. Energy performed well on the rise of oil and gas prices based on supply concerns along with continued strong worldwide demand. Industrials and Technology stocks are exposed most heavily to foreign sales and the decline in the value of the dollar creates a beneficial translation in sales and profits from overseas sales. Higher growth rates from economies outside the U.S. also contributed to a strong demand picture and therefore higher relative growth versus more domestically oriented sectors.
Utilities and Financials were the worst performing sectors during the 2nd quarter. Higher interest rates created some competition for high-yielding equities, especially in light of the possible loss of the favorable tax treatment of dividends post the 2008 election. The ongoing problems in the mortgage market continued to weigh heavily on financial stocks.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      Our alpha model process is designed to identify and exploit momentum in factors that are driving the returns of common stocks in order to generate superior returns for the Funds. The model process first aims to identify relatively profitable factors in the market and then tries to select those stocks it believes will benefit most from those identified factors. At the same time and in a similar fashion, it seeks to identify unpopular factors and avoid stocks with those attributes. When the process works as anticipated, a Fund should outperform its benchmark market index. During the 2nd quarter of 2007, the alpha model process worked well as evidenced by the positive slope generated for the quarter as a whole.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 SLOPE PERFORMANCE FOR QUARTER ENDING 6/30/2007

DECILE  R1000      RMID      R2000
RANK    Large      Mid      Small
1       -3.12%    -3.82%    -2.23%
2        2.37       1.3     -1.68
3        4.52      4.53      2.74
4        5.89      5.94      6.56
5        2.86       2.7      4.96
6        8.14      8.77      4.62
7        7.37       7.6      3.83
8        9.22      8.79      5.34
9        7.65      8.42      5.81
10      10.24     11.83     10.83


      The chart indicates that the stocks ranked 10 (good) in the model performed, on average, better than those ranked 1 (poor). The model identified growth, particularly large-cap growth early in the quarter. Financials were by far the least liked sector throughout the quarter while Basic Materials and Telecom services were favored the most. Later in the quarter, the model pointed to Energy and away from Utilities. The underperformance in the large and mid-cap strategies was a function of individual industry/stock picks, not sector selection. Specifically, weakness in airlines and steel stocks, within strong Industrial and Basic Materials sectors, largely contributed to this underperformance. The model's predilection toward low price/sales throughout the quarter was a factor in the stock selection of these industries. Large-Cap value and all of the small-cap strategies performed well relative to their benchmarks, better demonstrating the positive slope of the model.

      The factor model now favors small and mid-cap stocks over large-cap. It also favors growth over value in all cap ranges. The sectors most in favor are Energy, Basic Materials, and Technology. The sectors the model likes the least are Financials, Utilities, Consumer Discretionary, and Consumer Staples. The growth bias is evident in the favored factors such as low dividend yield, higher beta, low quality, higher long-term growth rate, higher P/E, high price to book, and higher price to cash flow.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      At the end of the second quarter, all of the Equity Funds were ahead of their respective benchmark indices for the calendar year-to-date period, with the exception of the Large-Cap Core Fund, which was slightly behind. The following table shows the calendar year-to-date (YTD) performance for Institutional Shares of the Funds versus their benchmark indices as of June 30, 2007.


                           YTD%                                     YTD%                                  YTD%
                          ------                                   ------                                ------
Large-Cap Core Fund        7.00%       Large-Cap Growth Fund        8.33%       Large-Cap Value Fund      8.07%
Russell 1000 Index         7.18%       Russell 1000 Growth Index    8.13%       Russell 1000 Value Index  6.23%

Small-Cap Core Fund        8.85%       Small-Cap Growth Fund       14.68%       Small-Cap Value Fund      7.04%
Russell 2000 Index         6.45%       Russell 2000 Growth Index    9.33%       Russell 2000 Value Index  3.80%

Mid-Cap Core Fund         10.72%
Russell MidCap Index       9.90%


WILMINGTON LARGE-CAP CORE FUND
------------------------------

      The Institutional Shares of the Wilmington Large-Cap Core Fund returned 17.29% for the year ended June 30, 2007, compared to a return of 20.43% for the Russell 1000 Index and 20.57% for the S&P 500 Index.

      The top ten holdings as of June 30, 2007, representing approximately 23.51% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------       ----------------------------
Exxon Mobil Corp.                     3.04%                  WellPoint, Inc.                        2.18%
Johnson & Johnson                     3.01%                  ChevronTexaco Corp.                    2.15%
General Electric Co.                  2.54%                  Kimberly-Clark Corp.                   2.00%
Wyeth                                 2.49%                  JPMorgan Chase & Co.                   1.94%
Loews Corp.                           2.23%                  Crown Holdings, Inc.                   1.93%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                               LARGE-CAP CORE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                    Large-Cap
               S&P 500         Russell            Core Fund --
                Index         1000 Index       Institutional Shares
              ----------     -------------     --------------------

6/30/97        $10,000          $10,000               $10,000
6/30/98         13,016           13,015                12,909
6/30/99         15,979           15,868                15,909
6/30/00         17,139           17,336                17,273
6/30/01         14,598           14,743                13,560
6/30/02         11,972           12,107                10,487
6/30/03         12,002           12,222                10,187
6/30/04         14,295           14,603                11,652
6/30/05         15,198           15,760                12,527
6/30/06         16,510           17,191                13,330
6/30/07         19,906           20,704                15,635

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                              Average Annual Total Returns
                                       ---------------------------------------
                                                                     SINCE
                                       1 YEAR  5 YEARS  10 YEARS  INCEPTION(1)
                                       ------  -------  --------  ------------
 Large-Cap Core Fund
 -- Institutional Shares                17.29%   8.32%     4.57%        NA
 -- A Shares (with sales charge)(2)     12.94%      NA        NA     8.31%
 -- A Shares at NAV                     17.04%      NA        NA    10.88%
 Russell 1000 Index                     20.43%  11.33%     7.55%    14.42%
 S&P 500 Index                          20.57%  10.70%     7.13%    14.41%
--------------------------------------------------------------------------------


----------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.


WILMINGTON LARGE-CAP GROWTH FUND

      The Institutional Shares of the Wilmington Large-Cap Growth Fund returned 17.66% for the year ended June 30, 2007, compared to a return of 19.04% for the Russell 1000 Growth Index.

      The top ten holdings as of June 30, 2007, representing approximately 24.36% of total investments, were:



10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------       ----------------------------
Microsoft Corp.                       4.42%                  McDermott International, Inc.          2.14%
Johnson & Johnson                     2.78%                  Kimberly-Clark Corp.                   2.08%
Cisco Systems, Inc.                   2.40%                  Owens-Illinois, Inc.                   2.04%
Valero Energy Corp.                   2.29%                  Robert Half International, Inc.        2.01%
AES Corp.                             2.20%                  Markel Corp.                           2.00%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                              LARGE-CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                    Russell 1000               Large-Cap Growth
                    Growth Index          Fund -- Institutional Shares
                    ------------          ----------------------------
6/30/97               $10,000                      $10,000
6/30/98                13,139                       12,317
6/30/99                16,723                       14,770
6/30/00                21,013                       19,684
6/30/01                13,412                       11,926
6/30/02                 9,859                        8,176
6/30/03                10,149                        8,205
6/30/04                11,963                        9,341
6/30/05                12,164                        9,723
6/30/06                12,909                       10,123
6/30/07                15,367                       11,910


--------------------------------------------------------------------------------
                                               Average Annual Total Returns
                                        ----------------------------------------
                                                                      SINCE
                                        1 YEAR  5 YEARS  10 YEARS   INCEPTION(1)
                                        ------  -------  --------   ------------
 Large-Cap Growth Fund
 -- Institutional Shares                 17.66%   7.81%     1.76%          NA
 -- A Shares (with sales charge)(2)      13.19%     NA        NA         6.02%
 -- A Shares at NAV                      17.31%     NA        NA         8.50%
 Russell 1000 Growth Index               19.04%   9.28%     4.39%       10.81%
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON LARGE-CAP VALUE FUND

      The   Institutional   Shares  of  the  Wilmington   Large-Cap  Value  Fund
("Large-Cap Value Fund") returned 20.71% for the year ended June 30, 2007, compared to a return of 21.87% for the Russell 1000 Value Index.

      The top ten holdings as of June 30, 2007, representing approximately 27.29% of total investments, were:



10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------       ----------------------------
Exxon Mobil Corp.                    6.16%                  ChevronTexaco Corp.                    2.16%
JPMorgan Chase & Co.                 3.38%                  U.S. Bancorp                           2.08%
General Electric Co.                 2.76%                  Verizon Communications, Inc.           2.08%
Bank of America Corp.                2.65%                  The Travelers Companies, Inc.          1.93%
ConocoPhillips                       2.17%                  Altria Group, Inc.                     1.92%


      The following graph and performance table compares the performance of the Large-Cap Value Fund and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000 Value Index for the ten years ended June 30, 2007. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been restated to reflect the annual deduction of fees and expenses applicable to Institutional Shares of the Large-Cap Value Fund (i.e., restated to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                              LARGE-CAP VALUE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                   Russell 1000             Large-Cap Value Fund --
                    Value Index              Institutional Shares
                    -----------            ------------------------
6/30/97               $10,000                    $10,000
6/30/98                12,884                     11,188
6/30/99                14,992                     11,158
6/30/00                13,656                     11,896
6/30/01                15,065                     13,007
6/30/02                13,717                      9,883
6/30/03                13,577                      9,974
6/30/04                16,446                     11,616
6/30/05                18,758                     12,622
6/30/06                21,028                     13,756
6/30/07                25,627                     16,605

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               Average Annual Total Returns
                                        ----------------------------------------
                                                                      SINCE
                                        1 YEAR  5 YEARS  10 YEARS   INCEPTION(1)
                                        ------  -------  --------   ------------
 Large-Cap Value Fund
 -- Institutional Shares                 20.71%  10.94%     5.20%        NA
 -- A Shares (with sales charge)(2)      16.21%     NA        NA      12.76%
 -- A Shares at NAV                      20.42%     NA        NA      15.39%
 Russell 1000 Value Index                21.87%  13.31%     9.87%     18.15%
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.


WILMINGTON MID-CAP CORE FUND

      The Institutional Shares of the Wilmington Mid-Cap Core Fund returned 20.04% for year ended June 30, 2007, compared to a return of 20.83% for the Russell Midcap Index.

      The top ten holdings as of June 30, 2007, representing approximately 21.80% of total investments, were:



10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------       ----------------------------
Pitney Bowes, Inc.                    2.69%                 Assurant, Inc.                         1.98%
Precision Castparts Corp.             2.62%                 The Brink's Co.                        1.87%
Crown Holdings, Inc.                  2.57%                 Vulcan Materials Co.                   1.84%
TRW Automotive Holdings Corp.         2.48%                 AES Corp.                              1.78%
CB Richard Ellis Group, Inc.          2.19%                 CIGNA Corp.                            1.78%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                MID-CAP CORE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


           Russell Midcap           Mid-Cap Core Fund --    Mid-Cap Core Fund --
                 Index             Institutional Shares           A Shares
           -----------------       --------------------     --------------------
12/20/05       $10,000                    $10,000               $ 9,650
6/30/06         10,495                     10,083                 9,718
6/30/07         12,681                     12,104                11,638


--------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                            ----------------------------
                                                            SINCE
                                              1 YEAR     INCEPTION(1)
                                              ------     ------------
 Mid-Cap Core Fund
 -- Institutional Shares                       20.04%         13.30%
 -- A Shares (with sales charge(2)             15.57%         10.45%
 -- A Shares at NAV                            19.76%         13.04%
 Russell Midcap Index                          20.83%         16.84%
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MID-CAP SECURITIES ARE SUBJECT TO RISKS DUE TO MID-CAP COMPANIES BEING MORE VULNERABLE TO ADVERSE BUSINESS ECONOMIC DEVELOPMENTS THAN LARGER COMPANIES. MID-CAP SECURITIES ALSO MAY BE LESS LIQUID AND MORE VOLATILE THAN SECURITIES OF LARGER COMPANIES.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON SMALL-CAP CORE FUND

      The Institutional Shares of the Wilmington Small-Cap Core Fund returned 16.40% for the year ended June 30, 2007, compared to a return of 16.43% for the Russell 2000 Index.

      The Fund employs three active managers, Roxbury Capital Management, LLC ("Roxbury"), Cramer, Rosenthal McGlynn, LLC ("CRM") and Wilmington Trust Investment Management, LLC ("WTIM"). The Fund is expected to be neutral with regard to style; manager weights are monitored to ensure style neutrality.

      Roxbury, which manages a growth-oriented portfolio for the Fund, delivered returns that were in line with its index for the calendar year-to-date period, returning 9.4% versus the Russell 2000 Growth Index which returned 9.3%. During the 12 months ended June 30th, Roxbury's portfolio lagged the index returning 14.6% versus 16.8% for the index.

      CRM, which manages a value-oriented portfolio for the Fund, produced returns that were significantly higher than those of the Russell 2000 Value Index. For the calendar year-to-date period, CRM's portfolio delivered a return of 10.1% versus a return of 3.8% for the index, and for the 12 months ending June 30th, produced a return of 21.1% versus the index return of 16.1%.

      Finally, WTIM, which manages a portfolio with a blend of value and growth stocks, also had a relatively strong return of 11.4% for the six-month period ended June 30th versus a return of 6.5% for the Russell 2000 Index. For the 12 months ending June 30th, WTIM's portfolio produced a return of 19.8% compared to a return of 16.4% for the index.

      As of June 30th, the Fund held 248 stocks. It had a significant underweight in the Financial sector (11% of assets versus a 21% weighting for the sector in the Russell 2000 Index), an overweighting in Information Technology (23% versus 18%), and a significant overweighting in Industrials (24% versus 15%).

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The top ten holdings as of June 30, 2007, representing approximately 10.43% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------       ----------------------------
Airgas, Inc.                          1.23%                 Affiliated Managers Group, Inc.        1.01%
Tween Brands, Inc.                    1.21%                 Callaway Golf Co.                      0.99%
Kaydon Corp.                          1.14%                 Electronics for Imaging, Inc.          0.94%
Barnes Group, Inc.                    1.06%                 Greif Brothers Corp. - Class A         0.93%
Transaction Systems Architects, Inc.  1.03%                 Synaptics, Inc.                        0.89%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                               SMALL-CAP CORE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                                 Russell 2000          Small-Cap Core Fund --
                                     Index              Institutional Shares
                                 ---------------       ---------------------
6/29/98                             $10,000                 $10,000
6/30/98                              10,151                  10,100
6/30/99                              10,302                   9,547
6/30/00                              11,777                  13,073
6/30/01                              11,844                  12,174
6/30/02                              10,826                  10,489
6/30/03                              10,649                   9,847
6/30/04                              14,202                  12,323
6/30/05                              15,544                  13,020
6/30/06                              17,811                  14,797
6/30/07                              20,737                  17,224


--------------------------------------------------------------------------------
                                                Average Annual Total Returns
                                        ----------------------------------------
                                                           SINCE      SINCE
                                        1 YEAR  5 YEARS INCEPTION1  INCEPTION(2)
                                        ------  ------------------  ------------
Small-Cap Core Fund
 -- Institutional Shares                 16.40%  10.43%     6.23%       NA
 -- A Shares (with sales charge)3        12.08%     NA        NA      11.66%
 -- A Shares at NAV                      16.15%     NA        NA      14.31%
 Russell 2000 Index                      16.43%  13.88%     8.43%     16.49%
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JUNE 29, 1998, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JUNE 29, 1998, COMMENCEMENT OF OPERATIONS OF INSTITUTIONAL SHARES, THROUGH JUNE 30, 2007.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.


WILMINGTON SMALL-CAP GROWTH FUND

      The Institutional Shares of the Wilmington Small-Cap Growth Fund returned 18.01% for the year ended June 30, 2007, compared to a return of 16.83% for the Russell 2000 Growth Index.

      The top ten holdings as of June 30, 2007, representing approximately 17.86% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------       ----------------------------
Hexcel Corp.                         2.14%                  Infospace, Inc.                        1.70%
Concur Technologies, Inc.            2.05%                  Petroleum Development Corp.            1.69%
CNET Networks, Inc.                  1.97%                  Alliance Imaging, Inc.                 1.58%
Wellcare Health Plans, Inc.          1.94%                  Centennial Communications, Inc.        1.52%
Jones Lang LaSalle, Inc.             1.82%                  Tenneco, Inc.                          1.45%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                              SMALL-CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                  Russell 2000      Small-Cap Growth Fund --   Small-Cap Growth
                   Growth Index       Institutional Shares     Fund -- A Shares
                  ----------------  ------------------------   ----------------
12/20/05             $10,000                $10,000                 $ 9,650
6/30/06               10,646                 10,330                   9,959
6/30/07               12,437                 12,190                  11,715


--------------------------------------------------------------------------------
                                              Average Annual Total Returns
                                              ----------------------------
                                                              SINCE
                                                1 YEAR     INCEPTION(1)
                                                ------     ------------
 Small-Cap Growth Fund
 -- Institutional Shares                         18.01%         13.83%
 -- A Shares (with sales charge)(2)              13.52%         10.93%
 -- A Shares at NAV                              17.64%         13.52%
 Russell 2000 Growth Index                       16.83%         15.33%
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

1 THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007.

2   PERFORMANCE  REFLECTS THE  DEDUCTION OF THE 3.50%  MAXIMUM  FRONT-END  SALES
    CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON SMALL-CAP VALUE FUND

      The Institutional Shares of the Wilmington Small-Cap Value Fund returned 21.69% for the year ended June 30, 2007, compared to a return of 16.05% for the Russell 2000 Value Index.

      The top ten holdings as of June 30, 2007, representing approximately 23.84% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------       ----------------------------
Viad Corp.                            2.55%                 Blount International, Inc.            2.41%
Electro Rent Corp.                    2.53%                 Bluegreen Corp.                       2.39%
Mastec, Inc.                          2.51%                  Northwest Natural Gas Co.            2.35%
Alliance Imaging, Inc.                2.49%                 Nationwide Health Properties, Inc.    2.26%
Spherion Corp.                        2.41%                 Hexcel Corp.                          1.94%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                              SMALL-CAP VALUE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


             Russell 2000       Small-Cap Value Fund --  Small-Cap Value Fund --
                 Index           Institutional Shares           A Shares
             ---------------   -----------------------   -----------------------
12/20/05        $10,000                $10,000                  $ 9,650
6/30/06          11,053                 10,413                   10,036
6/30/07          12,828                 12,672                   12,184


--------------------------------------------------------------------------------
                                                Average Annual Total Returns
                                                ----------------------------
                                                                SINCE
                                                  1 YEAR     INCEPTION(1)
                                                  -------    ------------
 Small-Cap Value Fund
 -- Institutional Shares                           21.69%         16.75%
 -- A Shares (with sales charge)(2)                17.16%         13.81%
 -- A Shares at NAV                                21.41%         16.48%
 Russell 2000 Value Index                          16.05%         17.69%
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------




----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.




      We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                            Sincerely,

                                                            /s/ Neil Wolfson

                                                            Neil Wolfson
                                                            President

July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   EXPENSE DISCLOSURE
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your Fund's costs in two ways.

    o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

    o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES

                                                              BEGINNING      ENDING                     EXPENSES
                                                               ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                                                VALUE         VALUE        EXPENSE       DURING
                                                               1/01/07       6/30/07        RATIO        PERIOD*
                                                               -------       -------        -----        -------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,070.00       0.80%        $4.11
Hypothetical 5% Return Before Expenses...................       1,000.00      1,020.83       0.80%         4.01

LARGE-CAP CORE FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,068.80       1.05%        $5.39
Hypothetical 5% Return Before Expenses...................       1,000.00      1,019.59       1.05%         5.26

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
--------------------------------------------------------------------------------


                                                              BEGINNING      ENDING                     EXPENSES
                                                               ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                                VALUE         VALUE        EXPENSE       DURING
                                                               1/01/07       6/30/07        RATIO        PERIOD*
                                                               -------       -------        -----        -------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,083.30       0.95%         $4.91
Hypothetical 5% Return Before Expenses...................       1,000.00      1,020.08       0.95%          4.76

LARGE-CAP GROWTH FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,080.80       1.20%         $6.19
Hypothetical 5% Return Before Expenses...................       1,000.00      1,018.84       1.20%          6.01

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,080.70       1.04%         $5.37
Hypothetical 5% Return Before Expenses...................       1,000.00      1,019.64       1.04%          5.21

LARGE-CAP VALUE FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,079.40       1.29%         $6.65
Hypothetical 5% Return Before Expenses...................       1,000.00      1,018.40       1.29%          6.46

MID-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,107.20       1.00%         $5.22
Hypothetical 5% Return Before Expenses...................       1,000.00      1,019.84       1.00%          5.02

MID-CAP CORE FUND -- A SHARES
Actual Fund Return.......................................      $1,000.00     $1,106.00       1.25%         $6.53
Hypothetical 5% Return Before Expenses...................       1,000.00      1,018.60       1.25%          6.26

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,088.50       1.63%         $8.44
Hypothetical 5% Return Before Expenses...................       1,000.00      1,016.71       1.63%          8.15

SMALL-CAP CORE FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,086.80       1.88%         $9.73
Hypothetical 5% Return Before Expenses...................       1,000.00      1,015.47       1.88%          9.39

SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,146.80       1.05%         $5.59
Hypothetical 5% Return Before Expenses...................       1,000.00      1,019.59       1.05%          5.26

SMALL-CAP GROWTH FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,145.30       1.30%         $6.91
Hypothetical 5% Return Before Expenses...................       1,000.00      1,018.35       1.30%          6.51

SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................      $1,000.00     $1,070.40       1.05%         $5.39
Hypothetical 5% Return Before Expenses...................       1,000.00      1,019.59       1.05%          5.27

SMALL-CAP VALUE FUND -- A SHARES
Actual Fund Return ......................................      $1,000.00     $1,069.10       1.30%         $6.67
Hypothetical 5% Return Before Expenses...................       1,000.00      1,018.35       1.30%          6.51

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

JUNE 30, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of their total investments.

LARGE-CAP CORE FUND
Common stocks
   Financials                                   16.8%
   Information Technology                       13.9%
   Health Care                                  13.7%
   Industrials                                  11.0%
   Consumer Staples                             10.1%
   Consumer Discretionary                        9.4%
   Energy                                        8.4%
   Utilities                                     6.0%
   Telecommunication Services                    4.9%
   Materials                                     4.7%
Short-Term Investments                           1.1%
                                               -----
                                               100.0%
                                               =====

LARGE-CAP VALUE FUND
Common stocks
   Financials                                   29.8%
   Energy                                       15.1%
   Consumer Staples                             10.1%
   Industrials                                   9.7%
   Telecommunication Services                    8.7%
   Materials                                     5.8%
   Utilities                                     5.4%
   Health Care                                   5.1%
   Consumer Discretionary                        5.1%
   Information Technology                        4.1%
Short-Term Investments                           1.1%
                                               -----
                                               100.0%
                                               =====

LARGE-CAP GROWTH FUND
Common stocks
   Information Technology                       23.3%
   Health Care                                  15.1%
   Industrials                                  11.7%
   Consumer Staples                             11.2%
   Consumer Discretionary                       10.8%
   Materials                                    10.3%
   Energy                                        6.7%
   Financials                                    5.8%
   Utilities                                     2.7%
   Telecommunication Services                    1.1%
Short-Term Investments                           1.3%
                                               -----
                                               100.0%
                                               =====

MID-CAP CORE FUND
Common stocks
   Financials                                   17.9%
   Consumer Discretionary                       12.4%
   Information Technology                       11.8%
   Industrials                                  11.0%
   Energy                                       10.0%
   Materials                                     9.9%
   Utilities                                     8.6%
   Health Care                                   8.2%
   Consumer Staples                              6.7%
   Telecommunication Services                    2.4%
Short-Term Investments                           1.1%
                                               -----
                                               100.0%
                                               =====

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED
================================================================================

JUNE 30, 2007

SMALL-CAP CORE FUND
Common stocks
   Industrials                                  23.8%
   Information Technology                       22.6%
   Consumer Discretionary                       13.7%
   Financials                                   10.9%
   Health Care                                  10.4%
   Materials                                     5.9%
   Consumer Staples                              3.9%
   Energy                                        3.5%
   Utilities                                     1.4%
   Telecommunication Services                    1.4%
Short-Term Investments                           1.9%
Exchange-Traded Funds                            0.6%
                                               -----
                                               100.0%
                                               =====

SMALL-CAP VALUE FUND
Common stocks
   Financials                                   25.1%
   Industrials                                  25.0%
   Consumer Discretionary                       12.4%
   Materials                                     9.4%
   Information Technology                        8.7%
   Consumer Staples                              4.9%
   Utilities                                     3.8%
   Health Care                                   3.8%
   Telecommunication Services                    2.9%
   Energy                                        2.9%
Short-Term Investments                           1.1%
                                               -----
                                               100.0%
                                               =====

SMALL-CAP GROWTH FUND
Common stocks
   Information Technology                       23.6%
   Industrials                                  21.5%
   Health Care                                  15.8%
   Consumer Discretionary                       11.9%
   Energy                                        7.2%
   Materials                                     5.5%
   Financials                                    5.5%
   Consumer Staples                              5.2%
   Telecommunication Services                    2.8%
Short-Term Investments                           1.0%
                                               -----
                                               100.0%
                                               =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
INVESTMENTS/ JUNE 30, 2007
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
COMMON STOCK -- 98.9%
  CONSUMER DISCRETIONARY -- 9.4%
    AUTO COMPONENTS -- 1.2%
     The Goodyear Tire & Rubber Co.* ........          3,400    $   118,184
     TRW Automotive Holdings Corp.* .........          8,300        305,689
                                                                -----------
                                                                    423,873
                                                                -----------
    AUTOMOBILES -- 1.7%
     Ford Motor Co.(1) ......................         37,300        351,366
     General Motors Corp. ...................          2,600         98,280
     Thor Industries, Inc. ..................          3,000        135,420
                                                                -----------
                                                                    585,066
                                                                -----------
    HOUSEHOLD DURABLES -- 1.9%
     Snap-On, Inc. ..........................         13,200        666,732
                                                                -----------
    INTERNET & CATALOG RETAIL -- 0.7%
     Nutri System, Inc* .....................          3,600        251,424
                                                                -----------
    MEDIA -- 2.5%
     EchoStar Communications Corp.* .........          7,800        338,286
     Time Warner, Inc.(1) ...................         26,100        549,144
                                                                -----------
                                                                    887,430
                                                                -----------
    MULTILINE RETAIL -- 1.0%
     Dillard's, Inc. - Class A ..............          9,900        355,707
                                                                -----------
    RESTAURANTS -- 0.4%
     Brinker International, Inc. ............          4,500        131,715
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY ...........................      3,301,947
                                                                -----------
  CONSUMER STAPLES -- 10.1%
    BEVERAGES -- 0.2%
     Coca-Cola Co. ..........................          1,500         78,465
                                                                -----------
    FOOD & STAPLES RETAILING -- 3.7%
     Rite Aid Corp.*(1) .....................         80,300        512,314
     Wal-Mart Stores, Inc. ..................          4,900        235,739
     Walgreen Co. ...........................         13,000        566,020
                                                                -----------
                                                                  1,314,073
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
    FOOD PRODUCTS -- 2.9%
     Archer Daniels Midland Co. .............         18,300    $   605,547
     Kellogg Co. ............................          4,700        243,413
     Kraft Foods, Inc. ......................          4,428        156,087
                                                                -----------
                                                                  1,005,047
                                                                -----------
    HOUSEHOLD PRODUCTS -- 2.0%
     Kimberly-Clark Corp. ...................         10,500        702,345
                                                                -----------
     TOBACCO -- 1.3%
     Altria Group, Inc. .....................          6,400        448,896
                                                                -----------
    TOTAL CONSUMER STAPLES .................................      3,548,826
                                                                -----------
  ENERGY -- 8.4%
    ENERGY EQUIPMENT & SERVICES -- 0.6%
     Baker Hughes, Inc.(1) ..................          2,400        201,912
                                                                -----------
    INTEGRATED OIL & GAS -- 6.5%
     ChevronTexaco Corp. ....................          9,000        758,160
     ConocoPhillips .........................          6,100        478,850
     Exxon Mobil Corp. ......................         12,774      1,071,483
                                                                -----------
                                                                  2,308,493
                                                                -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
     Apache Corp. ...........................          3,000        244,770
                                                                -----------
    OIL & GAS REFINING & MARKETING -- 0.6%
     Valero Energy Corp. ....................          2,700        199,422
                                                                -----------
    TOTAL ENERGY............................................      2,954,597
                                                                -----------
  FINANCIALS -- 16.8%
    CAPITAL MARKETS -- 0.2%
     A.G. Edwards, Inc. .....................          1,000         84,550
                                                                -----------
    COMMERCIAL BANKS -- 2.6%
     U.S. Bancorp ...........................         16,200        533,790
     Wachovia Corp.(1) ......................          7,300        374,125
                                                                -----------
                                                                    907,915
                                                                -----------
    CONSUMER FINANCE -- 0.8%
     American Express Co. ...................          4,300        263,074
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
    DIVERSIFIED FINANCIAL SERVICES -- 4.5%
     Bank of America Corp. ..................          3,902    $   190,769
     Citigroup, Inc. ........................          6,505        333,641
     JPMorgan Chase & Co. ...................         14,100        683,145
     The Chicago Mercantile
      Exchange(1) ...........................            700        374,052
                                                                -----------
                                                                  1,581,607
                                                                -----------
    INSURANCE -- 8.2%
     Assurant, Inc.(1) ......................          6,100        359,412
     Fidelity National Financial, Inc. ......         13,100        310,470
     Hartford Financial Services
      Group, Inc. ...........................          5,800        571,358
     Loews Corp. ............................         15,400        785,092
     MetLife, Inc. ..........................          2,800        180,544
     The Allstate Corp. .....................          2,800        172,228
     The Travelers Companies, Inc. ..........          5,100        272,850
     Wesco Financial Corp. ..................            600        231,000
                                                                -----------
                                                                  2,882,954
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 0.5%
     Archstone-Smith Trust(1) ...............          3,000        177,330
                                                                -----------
    TOTAL FINANCIALS........................................      5,897,430
                                                                -----------
  HEALTH CARE -- 13.7%
    BIOTECHNOLOGY -- 0.8%
     Imclone Systems, Inc.* .................          8,400        297,024
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 4.4%
     CIGNA Corp. ............................         11,400        595,308
     Tenet Healthcare Corp.* ................         27,800        180,978
     WellPoint, Inc.* .......................          9,600        766,368
                                                                -----------
                                                                  1,542,654
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 0.9%
     HLTH Corp.* ............................         22,400        313,824
                                                                -----------
    PHARMACEUTICALS -- 7.6%
     Eli Lilly & Co. ........................         10,100        564,388
     Johnson & Johnson ......................         17,200      1,059,864
     Pfizer, Inc. ...........................          7,200        184,104
     Wyeth ..................................         15,300        877,302
                                                                -----------
                                                                  2,685,658
                                                                -----------
    TOTAL HEALTH CARE.......................................      4,839,160
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
  INDUSTRIALS -- 11.0%
    AEROSPACE & DEFENSE -- 2.8%
     BE Aerospace, Inc.* ....................         15,400    $   636,020
     Precision Castparts Corp. ..............          2,800        339,808
                                                                -----------
                                                                    975,828
                                                                -----------
    AIRLINES -- 1.1%
     AMR Corp.*(1) ..........................         12,300        324,105
     Continental Airlines, Inc. -
      Class B* ..............................          2,400         81,288
                                                                -----------
                                                                    405,393
                                                                -----------
    BUILDING PRODUCTS -- 0.4%
     American Standard Companies,
      Inc. ..................................          2,400        141,552
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.2%
     Covanta Holding Corp.* .................          3,400         83,810
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 4.7%
     3M Co. .................................          5,600        486,024
     General Electric Co. ...................         23,385        895,178
     McDermott International, Inc.* .........          3,100        257,672
                                                                -----------
                                                                  1,638,874
                                                                -----------
    MACHINERY -- 1.8%
     Caterpillar, Inc. ......................          4,800        375,840
     Terex Corp.* ...........................          3,200        260,160
                                                                -----------
                                                                    636,000
                                                                -----------
    TOTAL INDUSTRIALS.......................................      3,881,457
                                                                -----------
  INFORMATION TECHNOLOGY -- 13.9%
    COMMUNICATIONS EQUIPMENT -- 1.3%
     Corning, Inc.* .........................          9,100        232,505
     Motorola, Inc. .........................         12,386        219,232
                                                                -----------
                                                                    451,737
                                                                -----------
    COMPUTERS & PERIPHERALS -- 3.1%
     International Business Machines
      Corp. .................................          4,900        515,725
     NCR Corp.* .............................          3,900        204,906
     Western Digital Corp.* .................         19,800        383,130
                                                                -----------
                                                                  1,103,761
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
     Agilent Technologies, Inc.*.............         14,300    $   549,692
     Ingram Micro, Inc. - Class A* ..........         20,100        436,371
     Jabil Circuit, Inc......................          4,600        101,522
     Tech Data Corp.*........................          2,100         80,766
                                                                -----------
                                                                  1,168,351
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 1.9%
     Akamai Technologies, Inc.*(1) ..........          4,800        233,472
     Google, Inc. - Class A*(1).. ...........            800        418,704
                                                                -----------
                                                                    652,176
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
     Applied Materials, Inc.(1)..............         10,300        204,661
     Broadcom Corp. - Class A*...............          4,200        122,850
                                                                -----------
                                                                    327,511
                                                                -----------
    SOFTWARE -- 3.4%
     Activision, Inc.* ......................          5,500        102,685
     Autodesk, Inc.* ........................          1,400         65,912
     Compuware Corp.* .......................         14,700        174,342
     Microsoft Corp. ........................         16,497        486,167
     Red Hat, Inc.* .........................         16,000        356,480
                                                                -----------
                                                                  1,185,586
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................      4,889,122
                                                                -----------
  MATERIALS -- 4.7%
    CONTAINERS & PACKAGING -- 2.8%
     Crown Holdings, Inc.* ..................         27,200        679,184
     Temple-Inland, Inc. ....................          5,200        319,956
                                                                -----------
                                                                    999,140
                                                                -----------
    METALS & MINING -- 1.9%
     Allegheny Technologies, Inc. ...........            900         94,392
     Nucor Corp. ............................          5,200        304,980
     Steel Dynamics, Inc. ...................          6,200        259,842
                                                                -----------
                                                                    659,214
                                                                -----------
    TOTAL MATERIALS.........................................      1,658,354
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   ---------    -----------
  TELECOMMUNICATION SERVICES -- 4.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
     Qwest Communications
      International, Inc.*(1)................         46,200    $   448,140
     Verizon Communications, Inc. ..........          16,000        658,720
                                                                -----------
                                                                  1,106,860
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
     United States Cellular Corp.* ..........          7,000        634,200
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................      1,741,060
                                                                -----------
  UTILITIES -- 6.0%
    ELECTRIC UTILITIES -- 2.3%
     Duke Energy Corp. ......................          8,700        159,210
     Sierra Pacific Resources Corp.* ........         36,300        637,428
                                                                -----------
                                                                    796,638
                                                                -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.4%
     AES Corp.*..............................         21,600        472,608
     TXU Corp.(1)............................            500         33,650
                                                                -----------
                                                                    506,258
                                                                -----------
    MULTI-UTILITIES -- 2.3%
     CenterPoint Energy, Inc.(1). ...........          9,400        163,560
     CMS Energy Corp.(1) ....................         37,400        643,280
                                                                -----------
                                                                    806,840
                                                                -----------
    TOTAL UTILITIES.........................................      2,109,736
                                                                -----------
    TOTAL COMMON STOCK
      (COST $30,065,023)....................................     34,821,689
                                                                -----------
SHORT-TERM INVESTMENTS -- 1.1%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................        188,677        188,677
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................        188,677        188,677
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $377,354).......................................        377,354
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $30,442,377)+...................................    $35,199,043(2)
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT/       VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
SHORT-TERM INVESTMENTS
HELD AS COLLATERAL FOR
LOANED SECURITIES
  FLOATING RATE NOTE
     Cullinan Finance Corp.,
      5.29%, 07/02/07........................     $  115,550    $   115,550
                                                                -----------
    TOTAL FLOATING RATE NOTE................................        115,550
                                                                -----------
  INSTITUTIONAL MONEY MARKET TRUST
     Institutional Money Market
      Trust .................................      3,717,259      3,717,259
                                                                -----------
    TOTAL INSTITUTIONAL MONEY
        MARKET TRUST........................................      3,717,259
                                                                -----------
  MASTER NOTE
     Citigroup, 5.45%, 07/02/07..............        340,444        340,444
                                                                -----------
    TOTAL MASTER NOTE.......................................        340,444
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS HELD AS
      COLLATERAL FOR LOANED SECURITIES
      (COST $4,173,253)(4)..................................    $ 4,173,253(3)
                                                                ===========




----------
*   Non-income producing security.
+ The cost for Federal income tax purposes is $30,459,695. At June 30, 2007, net unrealized appreciation was $4,739,348. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,365,264, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $625,916.
(1) Security partially or fully on loan.
(2) At June 30, 2007, the market value of securities on loan for the Large-Cap Core Fund was $4,008,514.
(3) The investments held as collateral on loaned securities represented 11.9% of the net assets of the Large-Cap Core Fund.
(4) Cost for Federal income tax purposes.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 98.7%
  CONSUMER DISCRETIONARY -- 10.8%
    AUTO COMPONENTS -- 1.2%
     The Goodyear Tire & Rubber
      Co.* ..................................         14,300    $   497,068
                                                                -----------
    HOUSEHOLD DURABLES -- 1.0%
     Fortune Brands, Inc. ...................          2,400        197,688
     The Stanley Works ......................          3,600        218,520
                                                                -----------
                                                                    416,208
                                                                -----------
    MEDIA -- 5.1%
     EchoStar Communications
      Corp.* ................................         14,000        607,180
     Getty Images, Inc.* ....................          2,900        138,649
     Hughes Electronics Corp.* ..............          5,600        129,416
     The Interpublic Group of Cos.,
      Inc.* .................................         37,500        427,500
     The Washington Post Co. ................          1,000        776,090
                                                                -----------
                                                                  2,078,835
                                                                -----------
    MULTILINE RETAIL -- 1.2%
     J.C. Penney Co., Inc. ..................          1,800        130,284
     Kohl's Corp.* ..........................          1,300         92,339
     Target Corp. ...........................          4,500        286,200
                                                                -----------
                                                                    508,823
                                                                -----------
    RESTAURANTS -- 0.7%
     Yum! Brands, Inc. ......................          8,800        287,936
                                                                -----------
    SPECIALTY RETAIL -- 1.6%
     Best Buy Co., Inc. .....................          4,300        200,681
     Office Depot, Inc.* ....................         14,900        451,470
                                                                -----------
                                                                    652,151
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY............................      4,441,021
                                                                -----------
  CONSUMER STAPLES -- 11.2%
    BEVERAGES -- 1.1%
     Hansen Natural Corp.* ..................         10,900        468,482
                                                                -----------
    FOOD & STAPLES RETAILING -- 7.0%
     Costco Wholesale Corp. .................         10,300        602,756
     CVS Corp. ..............................          9,339        340,407
     Kroger Co. .............................         14,200        399,446
     Sysco Corp. ............................          5,400        178,146
     Wal-Mart Stores, Inc. ..................         17,100        822,681


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    FOOD & STAPLES RETAILING -- (CONTINUED)
     Walgreen Co. ...........................         12,400    $   539,896
                                                                -----------
                                                                  2,883,332
                                                                -----------
    FOOD PRODUCTS -- 0.5%
     Campbell Soup Co. ......................          5,700        221,217
                                                                -----------
    HOUSEHOLD PRODUCTS -- 2.1%
     Kimberly-Clark Corp. ...................         12,805        856,526
                                                                -----------
    PERSONAL PRODUCTS -- 0.5%
     Alberto-Culver Co. .....................          7,600        180,272
                                                                -----------
    TOTAL CONSUMER STAPLES..................................      4,609,829
                                                                -----------
  ENERGY -- 6.7%
    ENERGY EQUIPMENT & SERVICES -- 1.3%
     Baker Hughes, Inc. .....................          1,900        159,847
     Smith International, Inc. ..............          2,800        164,192
     Transocean, Inc.* ......................          1,000        105,980
     Unit Corp.* ............................          1,800        113,238
                                                                -----------
                                                                    543,257
                                                                -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
     EOG Resources, Inc. ....................          1,600        116,896
                                                                -----------
    OIL & GAS REFINING & MARKETING -- 3.8%
     Sunoco, Inc. ...........................          1,100         87,648
     Tesoro Corp. ...........................          9,100        520,065
     Valero Energy Corp. ....................         12,800        945,408
                                                                -----------
                                                                  1,553,121
                                                                -----------
    OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
     El Paso Corp. ..........................         15,400        265,342
     The Williams Cos., Inc. ................          5,500        173,910
                                                                -----------
                                                                    439,252
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.2%
     Massey Energy Co. ......................          3,700         98,605
                                                                -----------
    TOTAL ENERGY............................................      2,751,131
                                                                -----------
  FINANCIALS -- 5.8%
    CAPITAL MARKETS -- 0.9%
     Charles Schwab Corp. ...................          6,500        133,380
     Merrill Lynch & Co., Inc. ..............          3,000        250,740
                                                                -----------
                                                                    384,120
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    COMMERCIAL BANKS -- 0.8%
     U.S. Bancorp ...........................         10,000    $   329,500
                                                                -----------
    CONSUMER FINANCE -- 0.4%
     Nelnet, Inc. ...........................          6,000        146,640
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 1.1%
     The Chicago Mercantile
      Exchange ..............................            700        374,052
     The Nasdaq Stock Market, Inc.* .........          3,100         92,101
                                                                -----------
                                                                    466,153
                                                                -----------
    INSURANCE -- 2.3%
     American International Group, Inc. .....          1,800        126,054
     Markel Corp.* ..........................          1,700        823,752
                                                                -----------
                                                                    949,806
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
     CB Richard Ellis Group, Inc.* ..........          3,100        113,150
                                                                -----------
    TOTAL FINANCIALS........................................      2,389,369
                                                                -----------
  HEALTH CARE -- 15.1%
    BIOTECHNOLOGY -- 1.7%
     Amgen, Inc.* ...........................          6,100        337,269
     Imclone Systems, Inc.* .................         10,000        353,600
                                                                -----------
                                                                    690,869
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
     Baxter International, Inc. .............         10,500        591,570
     Dade Behring Holdings, Inc.. ...........          4,000        212,480
     Hospira, Inc.* .........................         12,000        468,480
     Stryker Corp. ..........................          1,600        100,944
                                                                -----------
                                                                  1,373,474
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 4.4%
     AmerisourceBergen Corp. ................          5,200        257,244
     Cardinal Health, Inc. ..................          2,900        204,856
     Humana, Inc.* ..........................          3,500        213,185
     Medco Health Solutions, Inc.* ..........          2,100        163,779
     Tenet Healthcare Corp.* ................        115,800        753,858
     WellPoint, Inc.* .......................          3,000        239,490
                                                                -----------
                                                                  1,832,412
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    HEALTH CARE TECHNOLOGY -- 1.3%
     Cerner Corp.* ..........................          2,700    $   149,769
     HLTH Corp.* ............................         26,600        372,666
                                                                -----------
                                                                    522,435
                                                                -----------
    PHARMACEUTICALS -- 4.4%
     Bristol-Myers Squibb Co. ...............          8,100        255,636
     Eli Lilly & Co. ........................          7,000        391,160
     Johnson & Johnson ......................         18,600      1,146,132
                                                                -----------
                                                                  1,792,928
                                                                -----------
    TOTAL HEALTH CARE.......................................      6,212,118
                                                                -----------
  INDUSTRIALS -- 11.7%
    AEROSPACE & DEFENSE -- 1.4%
     BE Aerospace, Inc.* ....................          2,100         86,730
     Precision Castparts Corp. ..............          4,100        497,576
                                                                -----------
                                                                    584,306
                                                                -----------
    AIRLINES -- 1.2%
     AMR Corp.* .............................         19,400        511,190
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 3.7%
     Allied Waste Industries, Inc.* .........         10,500        141,330
     Covanta Holding Corp.* .................          3,900         96,135
     Equifax, Inc. ..........................            300         13,326
     Pitney Bowes, Inc. .....................          9,300        435,426
     Robert Half International, Inc. ........         22,700        828,550
                                                                -----------
                                                                  1,514,767
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 3.9%
     3M Co. .................................          8,310        721,225
     McDermott International, Inc.* .........         10,600        881,072
                                                                -----------
                                                                  1,602,297
                                                                -----------
    MACHINERY -- 1.1%
     Harsco Corp. ...........................          7,600        395,200
     Terex Corp.* ...........................            900         73,170
                                                                -----------
                                                                    468,370
                                                                -----------
    ROAD & RAIL -- 0.4%
     Norfolk Southern Corp. .................          2,800        147,196
                                                                -----------
    TOTAL INDUSTRIALS.......................................      4,828,126
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  INFORMATION TECHNOLOGY -- 23.3%
    COMMUNICATIONS EQUIPMENT -- 3.5%
     Cisco Systems, Inc.* ...................         35,500    $   988,675
     Corning, Inc.* .........................         17,200        439,460
                                                                -----------
                                                                  1,428,135
                                                                -----------
    COMPUTERS & PERIPHERALS -- 2.2%
     Dell, Inc.* ............................         15,300        436,815
     EMC Corp.* .............................            600         10,860
     International Business Machines
      Corp. .................................          2,400        252,600
     NCR Corp.* .............................          4,300        225,922
                                                                -----------
                                                                    926,197
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
     Agilent Technologies, Inc.*.............         13,500        518,940
     Jabil Circuit, Inc......................          4,000         88,280
     National Instruments Corp. .............         14,500        472,265
                                                                -----------
                                                                  1,079,485
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 2.9%
     Akamai Technologies, Inc.*.. ...........          3,300        160,512
     eBay, Inc.* ............................          2,700         86,886
     Google, Inc. - Class A* ................          1,500        785,070
     VeriSign, Inc.* ........................          5,100        161,823
                                                                -----------
                                                                  1,194,291
                                                                -----------
    IT SERVICES -- 1.2%
     Accenture Ltd. .........................            900         38,601
     Electronic Data Systems Corp. ..........         16,000        443,680
                                                                -----------
                                                                    482,281
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
     Advanced Micro Devices, Inc.* ..........         10,900        155,870
     Broadcom Corp. - Class A*...............          4,000        117,000
     Micron Technology, Inc.*................         11,100        139,083
     National Semiconductor Corp. ...........          4,490        126,932
     Texas Instruments, Inc. ................         10,700        402,641
                                                                -----------
                                                                    941,526
                                                                -----------
    SOFTWARE -- 8.6%
     CA, Inc. ...............................          7,000        180,810
     Cadence Design Systems, Inc.* ..........         27,100        595,116
     Citrix Systems, Inc.* ..................          6,400        215,488


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    SOFTWARE -- (CONTINUED)
     Compuware Corp.* .......................          6,900    $    81,834
     Microsoft Corp. ........................         61,800      1,821,246
     Oracle Corp.* ..........................         16,600        327,186
     Red Hat, Inc.* .........................         15,700        349,796
                                                                -----------
                                                                  3,571,476
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................      9,623,391
                                                                -----------
  MATERIALS -- 10.3%
    CHEMICALS -- 2.7%
     Celanese Corporation ...................         20,700        802,746
     Huntsman Corp. .........................         13,200        320,892
                                                                -----------
                                                                  1,123,638
                                                                -----------
    CONSTRUCTION MATERIALS -- 1.1%
     Vulcan Materials Co. ...................          4,000        458,160
                                                                -----------
    CONTAINERS & PACKAGING -- 4.0%
     Crown Holdings, Inc.* ..................         31,400        784,058
     Owens-Illinois, Inc.* ..................         24,000        840,000
                                                                -----------
                                                                  1,624,058
                                                                -----------
    METALS & MINING -- 2.5%
     AK Steel Holding Corp.* ................          2,400         89,688
     Allegheny Technologies, Inc. ...........          4,000        419,520
     Freeport-McMoRan Copper &
      Gold, Inc. - Class B ..................          4,300        356,126
     Titanium Metals Corp.* .................          5,100        162,690
                                                                -----------
                                                                  1,028,024
                                                                -----------
    TOTAL MATERIALS.........................................      4,233,880
                                                                -----------
  TELECOMMUNICATION SERVICES -- 1.1%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
     Level 3 Communications, Inc.* ..........         57,800        338,130
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     Telephone & Data Systems, Inc. .........          2,200        137,654
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................        475,784
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  UTILITIES -- 2.7%
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.7%
     AES Corp.*..............................         41,400    $   905,832
     NRG Energy, Inc.*.......................          3,000        124,710
     TXU Corp................................          1,500        100,950
                                                                -----------
                                                                  1,131,492
                                                                -----------
    TOTAL UTILITIES.........................................      1,131,492
                                                                -----------
    TOTAL COMMON STOCK
      (COST $37,176,051)....................................     40,696,141
                                                                -----------
SHORT-TERM INVESTMENTS -- 1.3%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................        268,564        268,564
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................        268,564        268,564
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $537,128).......................................        537,128
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $37,713,179)(1).................................    $41,233,269
                                                                ===========


----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $37,763,981. At June 30, 2007, net unrealized appreciation was $3,469,288. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,564,573, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,095,285.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 98.9%
  CONSUMER DISCRETIONARY -- 5.1%
    AUTO COMPONENTS -- 1.4%
     TRW Automotive Holdings Corp.* .........         15,100    $   556,133
                                                                -----------
    AUTOMOBILES -- 1.3%
     Ford Motor Co.(1) ......................         20,600        194,052
     General Motors Corp. ...................          7,900        298,620
                                                                -----------
                                                                    492,672
                                                                -----------
    HOUSEHOLD DURABLES -- 0.8%
     Snap-On, Inc. ..........................          5,800        292,958
                                                                -----------
    MEDIA -- 0.5%
     Comcast Corp. - Class A* ...............          7,200        202,464
                                                                -----------
    SPECIALTY RETAIL -- 1.1%
     AutoNation, Inc.* ......................         19,600        439,824
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY ...........................      1,984,051
                                                                -----------
  CONSUMER STAPLES -- 10.1%
    FOOD & STAPLES RETAILING -- 2.1%
     BJ's Wholesale Club, Inc.*(1) ..........         15,900        572,877
     Kroger Co. .............................          6,100        171,593
     Rite Aid Corp.*(1) .....................         14,200         90,596
                                                                -----------
                                                                    835,066
                                                                -----------
    FOOD PRODUCTS -- 3.7%
     Archer Daniels Midland Co. .............         19,300        638,637
     Del Monte Foods Co. ....................         17,300        210,368
     Kellogg Co. ............................          2,600        134,654
     Kraft Foods, Inc. ......................         12,557        442,634
                                                                -----------
                                                                  1,426,293
                                                                -----------
    HOUSEHOLD PRODUCTS -- 1.2%
     Kimberly-Clark Corp. ...................          5,800        387,962
     Procter & Gamble Co. ...................          1,300         79,547
                                                                -----------
                                                                    467,509
                                                                -----------
    TOBACCO -- 3.1%
     Altria Group, Inc. .....................         10,700        750,498
     Reynolds American, Inc.(1).. ...........          7,200        469,440
                                                                -----------
                                                                  1,219,938
                                                                -----------
    TOTAL CONSUMER STAPLES..................................      3,948,806
                                                                -----------


                                                                  VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  ENERGY -- 15.1%
    INTEGRATED OIL & GAS -- 11.9%
     ChevronTexaco Corp. ....................         10,024    $   844,422
     ConocoPhillips .........................         10,800        847,800
     Exxon Mobil Corp. ......................         28,703      2,407,607
     Marathon Oil Corp. .....................          9,200        551,632
                                                                -----------
                                                                  4,651,461
                                                                -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.7%
     Forest Oil Corp.*(1) ...................         10,700        452,182
     Hess Corp. .............................          1,900        112,024
     Spectra Energy Corp. ...................          3,850         99,946
                                                                -----------
                                                                    664,152
                                                                -----------
    OIL & GAS REFINING & MARKETING -- 1.3%
     Valero Energy Corp. ....................          7,100        524,406
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.2%
     Frontline Ltd.(1) ......................          1,800         82,530
                                                                -----------
    TOTAL ENERGY............................................      5,922,549
                                                                -----------
  FINANCIALS -- 29.8%
    CAPITAL MARKETS -- 0.4%
     Merrill Lynch & Co., Inc. ..............          2,000        167,160
                                                                -----------
    COMMERCIAL BANKS -- 2.6%
     U.S. Bancorp(1) ........................         24,700        813,865
     Wachovia Corp.(1) ......................          4,000        205,000
                                                                -----------
                                                                  1,018,865
                                                                -----------
    CONSUMER FINANCE -- 0.5%
     Capital One Financial Corp.. ...........          2,400        188,256
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 8.2%
     Bank of America Corp. ..................         21,200      1,036,468
     Citigroup, Inc. ........................         14,600        748,834
     JPMorgan Chase & Co. ...................         27,279      1,321,668
     Leucadia National Corp.(1).. ...........          2,300         81,075
                                                                -----------
                                                                  3,188,045
                                                                -----------
    INSURANCE -- 17.1%
     Alleghany Corp.* .......................          1,400        569,100
     American International Group, Inc. .....          2,700        189,081
     Assurant, Inc.(1) ......................          3,500        206,220
     Chubb Corp. ............................          3,400        184,076
     CNA Financial Corp. ....................          3,800        181,222
     Conseco, Inc.* .........................         27,600        576,564

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    INSURANCE -- (CONTINUED)
     Fidelity National Financial,
      Inc. ..................................         20,301    $   481,134
     Hartford Financial Services
      Group, Inc. ...........................          7,400        728,974
     Lincoln National Corp. .................          8,070        572,566
     Loews Corp. ............................          9,600        489,408
     Markel Corp.* ..........................          1,200        581,472
     MetLife, Inc.(1) .......................         11,000        709,280
     The Travelers Companies, Inc. ..........         14,100        754,350
     Wesco Financial Corp. ..................          1,200        462,000
                                                                -----------
                                                                  6,685,447
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 1.0%
     Archstone-Smith Trust(1) ...............          1,100         65,021
     Avalon Bay Communities,
      Inc. ..................................          2,900        344,752
                                                                -----------
                                                                    409,773
                                                                -----------
    TOTAL FINANCIALS........................................     11,657,546
                                                                -----------
  HEALTH CARE -- 5.1%
    HEALTH CARE PROVIDERS & SERVICES -- 2.4%
     CIGNA Corp. ............................          8,800        459,536
     Health Net, Inc.* ......................          5,600        295,680
     Tenet Healthcare Corp.* ................         27,500        179,025
                                                                -----------
                                                                    934,241
                                                                -----------
    PHARMACEUTICALS -- 2.7%
     King Pharmaceuticals, Inc.*. ...........         20,600        421,476
     Pfizer, Inc. ...........................         13,700        350,309
     Wyeth ..................................          5,000        286,700
                                                                -----------
                                                                  1,058,485
                                                                -----------
    TOTAL HEALTH CARE.......................................      1,992,726
                                                                -----------
  INDUSTRIALS -- 9.7%
    AEROSPACE & DEFENSE -- 1.3%
     Precision Castparts Corp. ..............          4,100        497,576
                                                                -----------
    AIRLINES -- 1.0%
     AMR Corp.*(1) ..........................         14,000        368,900
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 1.3%
     Allied Waste Industries, Inc.* .........         33,100        445,526
     Equifax, Inc. ..........................          1,700         75,514
                                                                -----------
                                                                    521,040
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    CONSTRUCTION & ENGINEERING -- 0.8%
     The Shaw Group, Inc.* ..................          7,000    $   324,030
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 2.8%
     General Electric Co. ...................         28,200      1,079,496
                                                                -----------
    MACHINERY -- 0.4%
     Dover Corp. ............................          2,800        143,220
                                                                -----------
    ROAD & RAIL -- 0.7%
     Norfolk Southern Corp. .................          5,400        283,878
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.4%
     United Rentals, Inc.* ..................         17,200        559,688
                                                                -----------
    TOTAL INDUSTRIALS.......................................      3,777,828
                                                                -----------
  INFORMATION TECHNOLOGY -- 4.1%
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
     Ingram Micro, Inc. - Class A* ..........         20,700        449,397
     Tech Data Corp.* .......................          8,200        315,372
                                                                -----------
                                                                    764,769
                                                                -----------
    IT SERVICES -- 1.7%
     Computer Sciences Corp.* ...............          8,200        485,030
     Fidelity National Information
      Services, Inc. ........................          3,499        189,926
                                                                -----------
                                                                    674,956
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
     Micron Technology, Inc.*(1) ............         13,400        167,902
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................      1,607,627
                                                                -----------
  MATERIALS -- 5.8%
    CHEMICALS -- 2.1%
     Airgas, Inc. ...........................          1,900         91,010
     Dow Chemical Co. .......................          6,700        296,274
     FMC Corp. ..............................            900         80,451
     Westlake Chemical Corp. ................         12,500        351,500
                                                                -----------
                                                                    819,235
                                                                -----------
    CONTAINERS & PACKAGING -- 1.4%
     Crown Holdings, Inc.*...................         22,000        549,340
                                                                -----------
    METALS & MINING -- 2.3%
     Alcoa, Inc. ............................          7,300        295,869
     Carpenter Technology Corp. .. ..........            100         13,031
     Nucor Corp. ............................          3,800        222,870
     Reliance Steel & Aluminum Co. ..........          1,700         95,642

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    METALS & MINING -- (CONTINUED)
     United States Steel Corp. ..............          2,400    $   261,000
                                                                -----------
                                                                    888,412
                                                                -----------
    TOTAL MATERIALS.........................................      2,256,987
                                                                -----------
  TELECOMMUNICATION SERVICES -- 8.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.4%
     AT&T, Inc.(1) ..........................         16,900        701,350
     Qwest Communications
      International, Inc.*(1) ...............         62,400        605,280
     Verizon Communications, Inc.(1) ........         19,700        811,049
                                                                -----------
                                                                  2,117,679
                                                                -----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.8%
     Citizens Communications Co..............         19,900        303,873
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
     Telephone & Data Systems, Inc. .........          6,300        394,191
     United States Cellular Corp.*...........          6,400        579,840
                                                                -----------
                                                                    974,031
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................      3,395,583
                                                                -----------
  UTILITIES -- 5.4%
    ELECTRIC UTILITIES -- 2.5%
     PPL Corp.(1) ...........................          8,400        393,036
     Sierra Pacific Resources Corp.* ........         32,200        565,432
                                                                -----------
                                                                    958,468
                                                                -----------
    MULTI-UTILITIES -- 2.9%
     Ameren Corp. ...........................          2,700        132,327
     CenterPoint Energy, Inc. ...............         26,600        462,840
     CMS Energy Corp.(1) ....................         31,800        546,960
                                                                -----------
                                                                  1,142,127
                                                                -----------
    TOTAL UTILITIES.........................................      2,100,595
                                                                -----------
    TOTAL COMMON STOCK
      (COST $31,036,380)....................................     38,644,298
                                                                -----------


                                                    SHARES/
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                  ----------    -----------
SHORT-TERM INVESTMENTS -- 1.1%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................        218,032    $   218,032
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................        218,032        218,032
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $436,064).......................................        436,064
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $31,472,444)+...................................    $39,080,362(2)
                                                                ===========


SHORT-TERM INVESTMENTS
HELD AS COLLATERAL FOR
LOANED SECURITIES
  FLOATING RATE NOTE
     Cullinan Finance Corp. .................     $  784,944    $   784,944
                                                                -----------
    TOTAL FLOATING RATE NOTE................................        784,944
                                                                -----------
  INSTITUTIONAL MONEY MARKET TRUST
     Institutional Money Market Trust........      4,764,080      4,764,080
                                                                -----------
    TOTAL INSTITUTIONAL MONEY
      MARKET TRUST..........................................      4,764,080
                                                                -----------
  MASTER NOTE
     Citigroup, 5.45%, 07/02/07..............        577,311        577,311
                                                                -----------
    TOTAL MASTER NOTE.......................................        577,311
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (COST $6,126,335)(4)..................................    $ 6,126,335(3)
                                                                ===========

----------
*   Non-income producing security.
+ The cost for Federal income tax purposes is $31,483,908. At June 30, 2007, net unrealized appreciation was $7,596,454. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,087,973, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $491,519.
(1) Security partially or fully on loan.
(2) At June 30, 2007, the market value of securities on loan for the Large-Cap Value Fund was $5,922,230.
(3) The investments held as collateral on loaned securities represented 15.7% of the net assets of the Large-Cap Value Fund.
(4) Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 98.9%
  CONSUMER DISCRETIONARY -- 12.4%
    AUTO COMPONENTS -- 3.4%
     The Goodyear Tire & Rubber
      Co.* ..................................          1,050     $   36,498
     TRW Automotive Holdings
      Corp.* ................................          2,725        100,362
                                                                -----------
                                                                    136,860
                                                                -----------
    AUTOMOBILES -- 1.2%
     Ford Motor Co. .........................          5,000         47,100
                                                                -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.5%
     Starwood Hotels & Resorts
      Worldwide, Inc. .......................            300         20,121
                                                                -----------
    HOUSEHOLD DURABLES -- 1.0%
     Fortune Brands, Inc. ...................            150         12,356
     Tempur Pedic International, Inc. .......          1,135         29,396
                                                                -----------
                                                                     41,752
                                                                -----------
    MEDIA -- 1.0%
     EchoStar Communications
      Corp.* ................................            200          8,674
     Liberty Global, Inc.* ..................            750         30,780
                                                                -----------
                                                                     39,454
                                                                -----------
    MULTILINE RETAIL -- 2.0%
     Dillard's, Inc. - Class A ..............          1,375         49,404
     Nordstrom, Inc. ........................            665         33,995
                                                                -----------
                                                                     83,399
                                                                -----------
    SPECIALTY RETAIL -- 2.1%
     Advance Auto Parts, Inc. ...............            850         34,450
     Office Depot, Inc.* ....................          1,710         51,813
                                                                -----------
                                                                     86,263
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
     Polo Ralph Lauren Corp. -
      Class A ...............................            480         47,093
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY ...........................        502,042
                                                                -----------
  CONSUMER STAPLES -- 6.7%
    BEVERAGES -- 1.7%
     Coca-Cola Enterprises, Inc.. ...........            800         19,200
     Hansen Natural Corp.* ..................            650         27,937


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    BEVERAGES -- (CONTINUED)
     Pepsi Bottling Group, Inc. .............            640    $    21,555
                                                                -----------
                                                                     68,692
                                                                -----------
    FOOD & STAPLES RETAILING -- 2.2%
     Kroger Co. .............................          1,165         32,771
     Rite Aid Corp.* ........................          2,975         18,981
     Safeway, Inc. ..........................          1,145         38,964
                                                                -----------
                                                                     90,716
                                                                -----------
    FOOD PRODUCTS -- 1.1%
     Archer Daniels Midland Co. .............            475         15,718
     ConAgra Foods, Inc. ....................            400         10,744
     Smithfield Foods, Inc.* ................            625         19,244
                                                                -----------
                                                                     45,706
                                                                -----------
    HOUSEHOLD PRODUCTS -- 1.3%
     Energizer Holdings, Inc.* ..............            430         42,828
     The Clorox Co. .........................            150          9,315
                                                                -----------
                                                                     52,143
                                                                -----------
    TOBACCO -- 0.4%
     UST, Inc. ..............................            300         16,113
                                                                -----------
    TOTAL CONSUMER STAPLES..................................        273,370
                                                                -----------
  ENERGY -- 10.0%
    ENERGY EQUIPMENT & SERVICES -- 3.8%
     BJ Services Co. ........................            405         11,518
     Diamond Offshore Drilling, Inc. ........            125         12,695
     FMC Technologies, Inc.* ................            395         31,292
     Pride International, Inc.*.. ...........            850         31,841
     Rowan Cos., Inc. .......................            425         17,417
     Smith International, Inc. ..............            850         49,844
                                                                -----------
                                                                    154,607
                                                                -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 3.0%
     Hess Corp. .............................          1,200         70,752
     Newfield Exploration Co.* ..............            200          9,110
     Southwestern Energy Co.* ...............            225         10,013
     XTO Energy, Inc. .......................            525         31,552
                                                                -----------
                                                                    121,427
                                                                -----------
    OIL & GAS REFINING & MARKETING -- 1.3%
     Frontier Oil Corp. .....................            650         28,450
     Tesoro Corp. ...........................            400         22,860
                                                                -----------
                                                                     51,310
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------
                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------

    OIL & GAS STORAGE & TRANSPORTATION -- 0.8%
     The Williams Cos., Inc. ................          1,000    $    31,620
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 1.1%
     Massey Energy Co. ......................          1,675         44,639
                                                                -----------
    TOTAL ENERGY............................................        403,603
                                                                -----------
  FINANCIALS -- 17.9%
    CAPITAL MARKETS -- 2.6%
     Affiliated Managers Group,
      Inc.* .................................            210         27,040
     Allied Capital Corp. ...................            335         10,372
     American Capital Strategies,
      Ltd. ..................................          1,010         42,945
     SEI Investments Co. ....................            860         24,974
                                                                -----------
                                                                    105,331
                                                                -----------
    COMMERCIAL BANKS -- 0.4%
     Bok Financial Corp. ....................            265         14,156
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.2%
     The Nasdaq Stock Market,
      Inc.* .................................            300          8,913
                                                                -----------
    INSURANCE -- 9.0%
     Alleghany Corp.* .......................             50         20,325
     Ambac Financial Group, Inc.. ...........            150         13,079
     Assurant, Inc. .........................          1,360         80,131
     CNA Financial Corp. ....................            760         36,244
     Fidelity National Financial, Inc. ......          2,325         55,103
     Markel Corp.* ..........................             75         36,342
     Nationwide Financial Services,
      Inc. ..................................            400         25,288
     Unitrin, Inc. ..........................            805         39,590
     UnumProvident Corp. ....................            695         18,146
     Wesco Financial Corp. ..................            105         40,425
                                                                -----------
                                                                    364,673
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.3%
     Developers Diversified Realty
      Corp. .................................            335         17,658
     Host Marriott Corp. ....................          2,415         55,834
     Vornado Realty Trust ...................            345         37,895
     Weingarten Realty, Inc. ................            550         22,605
                                                                -----------
                                                                    133,992
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.2%
     CB Richard Ellis Group, Inc.* ..........          2,435     $   88,878
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 0.2%
     Sovereign Bancorp, Inc. ................            376          7,949
                                                                -----------
    TOTAL FINANCIALS........................................        723,892
                                                                -----------
  HEALTH CARE -- 8.2%
    BIOTECHNOLOGY -- 0.9%
     Celgene Corp.* .........................            200         11,466
     Imclone Systems, Inc.* .................            400         14,144
     PDL BioPharma, Inc.* ...................            450         10,485
                                                                -----------
                                                                     36,095
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
     Hospira, Inc.* .........................            675         26,352
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 4.8%
     AmerisourceBergen Corp. ................            650         32,155
     CIGNA Corp. ............................          1,380         72,064
     Humana, Inc.* ..........................            630         38,373
     McKesson Corp. .........................            215         12,823
     Wellcare Health Plans, Inc.* ...........            450         40,729
                                                                -----------
                                                                    196,144
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 0.3%
     HLTH Corp.* ............................            750         10,508
                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.5%
     Covance, Inc.* .........................            510         34,965
     Thermo Electron Corp.* .................            515         26,636
                                                                -----------
                                                                     61,601
                                                                -----------
    TOTAL HEALTH CARE.......................................        330,700
                                                                -----------
  INDUSTRIALS -- 11.0%
    AEROSPACE & DEFENSE -- 2.6%
     Precision Castparts Corp. ..............            875        106,190
                                                                -----------
    AIRLINES -- 0.9%
     AMR Corp.* .............................          1,450         38,207
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 6.5%
     Equifax, Inc. ..........................            500         22,210
     Pitney Bowes, Inc. .....................          2,325        108,857
     Steelcase, Inc. ........................          3,100         57,350
     The Brink's Co. ........................          1,225         75,815
                                                                -----------
                                                                    264,232
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    MACHINERY -- 0.3%
     SPX Corp. ..............................            125     $   10,976
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.7%
     United Rentals, Inc.* ..................            850         27,659
                                                                -----------
    TOTAL INDUSTRIALS.......................................        447,264
                                                                -----------
  INFORMATION TECHNOLOGY -- 11.8%
    COMPUTERS & PERIPHERALS -- 1.7%
     NCR Corp.* .............................            765         40,193
     Sandisk Corp.* .........................            300         14,682
     Western Digital Corp.* .................            800         15,480
                                                                -----------
                                                                     70,355
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.0%
     Agilent Technologies, Inc.*. ...........          1,635         62,849
     Ingram Micro, Inc. - Class A* ..........          1,975         42,877
     Jabil Circuit, Inc. ....................            400          8,828
     National Instruments Corp. .............            350         11,400
     Tech Data Corp.* .......................          1,175         45,191
     Trimble Navigation, Ltd.* ..............            930         29,946
                                                                -----------
                                                                    201,091
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 0.3%
     Akamai Technologies, Inc.*.. ...........            275         13,376
                                                                -----------
    IT SERVICES -- 0.5%
     Cognizant Technology Solutions
      Corp.* ................................            265         19,899
                                                                -----------
    OFFICE ELECTRONICS -- 0.5%
     Xerox Corp.* ...........................          1,000         18,480
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
     Teradyne, Inc.*.........................            775         13,624
                                                                -----------
    SOFTWARE -- 3.5%
     Activision, Inc.* ......................          1,205         22,497
     Compuware Corp.* .......................          2,210         26,211
     Intuit, Inc.* ..........................          1,705         51,286
     Novell, Inc.* ..........................          4,225         32,913
     Red Hat, Inc.* .........................            425          9,469
                                                                -----------
                                                                    142,376
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................        479,201
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  MATERIALS -- 9.9%
    CHEMICALS -- 1.5%
     FMC Corp. ..............................            315    $    28,158
     Lyondell Chemical Co. ..................            525         19,488
     Valhi, Inc. ............................            750         12,225
                                                                -----------
                                                                     59,871
                                                                -----------
    CONSTRUCTION MATERIALS -- 1.8%
     Vulcan Materials Co. ...................            650         74,451
                                                                -----------
    CONTAINERS & PACKAGING -- 3.6%
     Crown Holdings, Inc.* ..................          4,175        104,250
     Temple-Inland, Inc. ....................            700         43,071
                                                                -----------
                                                                    147,321
                                                                -----------
    METALS & MINING -- 3.0%
     Allegheny Technologies, Inc. ...........            350         36,708
     Freeport-McMoRan Copper &
      Gold, Inc. - Class B ..................            350         28,987
     Titanium Metals Corp.* .................            308          9,825
     United States Steel Corp. ..............            425         46,219
                                                                -----------
                                                                    121,739
                                                                -----------
    TOTAL MATERIALS.........................................        403,382
                                                                -----------
  TELECOMMUNICATION SERVICES -- 2.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
     Qwest Communications
      International, Inc.*...................          3,350         32,495
                                                                -----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
     Citizens Communications Co.. ...........          2,525         38,557
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
     Crown Castle International
      Corp.* ................................            730         26,477
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................         97,529
                                                                -----------
  UTILITIES -- 8.6%
    ELECTRIC UTILITIES -- 5.1%
     Allegheny Energy, Inc.* ................            780         40,357
     Edison International Co. ...............            645         36,198
     Progress Energy, Inc. ..................            800         36,472
     Reliant Energy, Inc.* ..................          1,580         42,581
     Sierra Pacific Resources
      Corp.* ................................          3,000         52,680
                                                                -----------
                                                                    208,288
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    GAS UTILITIES -- 1.2%
     ONEOK, Inc. ............................            440     $   22,180
     Questar Corp. ..........................            500         26,425
                                                                -----------
                                                                     48,605
                                                                -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.8%
     AES Corp.*..............................          3,300         72,204
                                                                -----------
    MULTI-UTILITIES -- 0.5%
     PG&E Corp...............................            435         19,705
                                                                -----------
    TOTAL UTILITIES.........................................        348,802
                                                                -----------
    TOTAL COMMON STOCK
      (COST $3,170,170).....................................      4,009,785
                                                                -----------
SHORT-TERM INVESTMENTS -- 1.1%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................         22,053         22,053
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................         22,052         22,052
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $44,105)........................................         44,105
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $3,214,275)(1)..................................    $ 4,053,890
                                                                ===========


----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $3,223,292. At June 30, 2007, net unrealized appreciation was $830,598. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $869,858, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $39,260.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 97.5%
  CONSUMER DISCRETIONARY -- 13.7%
    AUTO COMPONENTS -- 2.1%
     ArvinMeritor, Inc.(1) ..................         10,200    $   226,440
     Tenneco, Inc.* .........................          7,400        259,296
     Visteon Corp.* .........................         26,650        215,865
                                                                -----------
                                                                    701,601
                                                                -----------
    AUTOMOBILES -- 0.1%
     Fleetwood Enterprises, Inc.* ...........          3,360         30,408
                                                                -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.2%
     CPI Corp. ..............................            390         27,105
     Regis Corp. ............................            710         27,158
                                                                -----------
                                                                     54,263
                                                                -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.6%
     Bally Technologies, Inc.* ..............          4,205        111,096
     Vail Resorts, Inc.* ....................          1,600         97,392
                                                                -----------
                                                                    208,488
                                                                -----------
    HOUSEHOLD DURABLES -- 0.2%
     Ryland Group, Inc. .....................          1,920         71,750
                                                                -----------
    LEISURE EQUIPMENT & PRODUCTS -- 1.0%
     Callaway Golf Co. ......................         18,400        327,704
                                                                -----------
    MEDIA -- 1.1%
     Interactive Data Corp. .................          6,090        163,090
     Journal Communications, Inc. -
      Class A ...............................         11,566        150,474
     ProQuest Co.* ..........................          3,260         31,100
                                                                -----------
                                                                    344,664
                                                                -----------
    MULTILINE RETAIL -- 0.2%
     Big Lots, Inc.* ........................          1,540         45,307
     Bon-Ton Stores, Inc. ...................            850         34,051
                                                                -----------
                                                                     79,358
                                                                -----------
    RESTAURANTS -- 1.6%
     AFC Enterprises, Inc.* .................          2,930         50,660
     Ruby Tuesday, Inc.(1) ..................          9,776        257,402
     Texas Roadhouse, Inc.* .................          5,805         74,246
     The Cheesecake Factory, Inc.* ..........          5,560        136,331
                                                                -----------
                                                                    518,639
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    SPECIALTY RETAIL -- 5.9%
     Aaron Rents, Inc. ......................          5,960    $   174,032
     Bebe Stores, Inc. ......................          5,870         93,979
     Build-A-Bear Workshop, Inc.* ...........          2,580         67,441
     Citi Trends, Inc.* .....................          2,320         88,067
     Dress Barn, Inc.*(1) ...................          8,700        178,524
     Jo-Ann Stores, Inc.* ...................          3,300         93,819
     Payless ShoeSource, Inc.* ..............          1,080         34,074
     Rent-A-Center, Inc.* ...................          3,080         80,788
     Stage Stores, Inc. .....................          7,972        167,093
     The Men's Wearhouse, Inc. ..............          4,075        208,110
     Tween Brands, Inc.* ....................          8,994        401,133
     United Auto Group, Inc. ................          5,860        124,759
     Wetseal, Inc. - Class A* ...............         40,240        241,843
                                                                -----------
                                                                  1,953,662
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
     Oxford Industries, Inc. ................          4,200        186,228
     Unifirst Corp. .........................          1,300         57,265
                                                                -----------
                                                                    243,493
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY............................      4,534,030
                                                                -----------
  CONSUMER STAPLES -- 3.9%
    FOOD & STAPLES RETAILING -- 1.3%
     Andersons, Inc. ........................          3,480        157,748
     Great Atlantic & Pacific Tea Co.,
      Inc.* .................................          2,220         74,459
     Ingles Markets, Inc. - Class A .........          1,280         44,096
     Spartan Stores, Inc. ...................          1,160         38,176
     The Pantry, Inc.* ......................          2,740        126,314
                                                                -----------
                                                                    440,793
                                                                -----------
    FOOD PRODUCTS -- 1.0%
     Corn Products International, Inc. ......            770         34,997
     Imperial Sugar Co. .....................            860         26,479
     Lance, Inc. ............................          9,700        228,532
     Pilgrim's Pride Corp. ..................          1,030         39,315
                                                                -----------
                                                                    329,323
                                                                -----------
    PERSONAL PRODUCTS -- 1.6%
     Herbalife, Ltd. ........................          6,495        257,527
     Playtex Products, Inc.* ................         10,650        157,726
     USANA Health Sciences, Inc.* ...........          2,400        107,376
                                                                -----------
                                                                    522,629
                                                                -----------
    TOTAL CONSUMER STAPLES..................................      1,292,745
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  ENERGY -- 3.5%
    ENERGY EQUIPMENT & SERVICES -- 2.1%
     Core Laboratories N.V.* ................            870     $   88,470
     Lufkin Industries, Inc. ................            360         23,238
     Pioneer Drilling Co.* ..................         15,100        225,141
     Superior Energy Services, Inc.* ........          2,700        107,784
     Unit Corp.* ............................          1,900        119,529
     Universal Compression Holdings,
      Inc.* .................................          1,690        122,474
                                                                -----------
                                                                    686,636
                                                                -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.3%
     Arena Resources, Inc.* .................          1,935        112,443
                                                                -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.9%
     Petroleum Development Corp.* ...........          1,740         82,615
     Range Resources Corp. ..................          5,551        207,663
                                                                -----------
                                                                    290,278
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.2%
     Toreador Resources Corp.* ..............          1,400         21,000
     USEC, Inc.* ............................          2,910         63,962
                                                                -----------
                                                                     84,962
                                                                -----------
    TOTAL ENERGY............................................      1,174,319
                                                                -----------
  FINANCIALS -- 10.9%
    CAPITAL MARKETS -- 2.4%
     Affiliated Managers Group,
      Inc.* .................................          2,600        334,776
     GFI Group, Inc.* .......................          1,600        115,968
     Knight Capital Group, Inc. -
      Class A* ..............................          2,230         37,018
     optionsXpress Holdings, Inc. ...........          2,845         73,003
     Stifel Financial Corp.*(1).. ...........          4,000        235,560
                                                                -----------
                                                                    796,325
                                                                -----------
    COMMERCIAL BANKS -- 2.4%
     Bank of Hawaii Corp.(1) ................          2,900        149,756
     Capital Corp of The West ...............          4,476        107,245
     Cullen/Frost Bankers, Inc. .............          1,000         53,470
     Enterprise Financial Services
      Corp. .................................          1,540         38,284
     Investors Bancorp, Inc.* ...............         19,500        261,885
     Signature Bank* ........................          3,800        129,580


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    COMMERCIAL BANKS -- (CONTINUED)
     Sterling Financial Corp./
      Washington ............................          1,950     $   56,433
                                                                -----------
                                                                    796,653
                                                                -----------
    CONSUMER FINANCE -- 0.4%
     Cash America International, Inc. .......            700         27,755
     Credit Acceptance Corp.* ...............          4,300        115,369
                                                                -----------
                                                                    143,124
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.2%
     Asta Funding, Inc. .....................          1,540         59,182
                                                                -----------
    INSURANCE -- 2.6%
     American Equity Investment Life
      Holding Co.(1) ........................         20,800        251,264
     First American Corp. ...................          3,390        167,805
     Midland Co. ............................          3,600        168,984
     Navigators Group, Inc.* ................          2,455        132,325
     Philadelphia Consolidated
      Holding Corp.* ........................          3,445        144,001
                                                                -----------
                                                                    864,379
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     Alexander's, Inc.* .....................            170         68,723
     Alexandria Real Estate Equities,
      Inc. ..................................            300         29,046
     Capital Lease Funding, Inc.(1) .........         10,000        107,500
     National Retail Properties, Inc. .......          1,670         36,506
     Omega Healthcare Investors,
      Inc. ..................................          7,650        121,099
                                                                -----------
                                                                    362,874
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
     Jones Lang LaSalle, Inc. ...............            510         57,885
     Move, Inc.*.............................         26,870        120,378
                                                                -----------
                                                                    178,263
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 1.2%
     Brookline Bancorp, Inc. ................         13,500        155,385
     Ocwen Financial Corp.* .................          8,200        109,306
     Webster Financial Corp. ................          3,400        145,078
                                                                -----------
                                                                    409,769
                                                                -----------
    TOTAL FINANCIALS........................................      3,610,569
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30,2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------

  HEALTH CARE -- 10.4%
    BIOTECHNOLOGY -- 1.1%
     Applera Corp. - Celera Group* ..........          6,480    $    80,352
     BioMarin Pharmaceutical, Inc.*(1) ......          9,300        166,842
     Senomyx, Inc.* .........................          5,650         76,275
     United Therapeutics Corp.*.. ...........            510         32,518
                                                                -----------
                                                                    355,987
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
     AccuRay, Inc.* .........................          5,365        118,996
     American Medical Systems
      Holdings, Inc.* .......................          4,895         88,306
     Cyberonics, Inc.*(1) ...................          3,000         50,460
     Edwards Lifesciences Corp.*(1) .........          2,000         98,680
     Gen-Probe, Inc.* .......................          1,850        111,777
     Haemonetics Corp.* .....................          3,400        178,874
     IDEXX Laboratories, Inc.* ..............          2,000        189,260
     Immucor, Inc.* .........................          2,605         72,862
     Inverness Medical Innovations,
      Inc.* .................................          1,650         84,183
     Palomar Medical Technologies,
      Inc.* .................................          1,040         36,098
     Wilson Greatbatch Technologies,
      Inc.* .................................          5,700        184,680
                                                                -----------
                                                                  1,214,176
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 3.6%
     Alliance Imaging, Inc.* ................         13,490        126,671
     HealthExtras, Inc.* ....................          1,370         40,525
     InVentiv Health, Inc.* .................          3,140        114,955
     Kindred Healthcare, Inc.* ..............          1,200         36,864
     Medcath Corp.* .........................          6,740        214,332
     Molina Healthcare* .....................            980         29,910
     Owens & Minor, Inc. ....................          5,600        195,664
     Pediatrix Medical Group, Inc.* .........          3,775        208,191
     Psychiatric Solutions, Inc.* ...........          3,705        134,343
     Sunrise Senior Living, Inc.* ...........          1,110         44,389
     Symbion, Inc.* .........................          2,280         49,499
                                                                -----------
                                                                  1,195,343
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 0.3%
     Cerner Corp.* ..........................          2,100        116,487
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.3%
     Illumina, Inc.* ........................          2,805     $  113,855
     PARAXEL International
      Corp.* ................................          1,950         82,017
     Pharmaceutical Product
      Development, Inc. .....................          6,080        232,681
                                                                -----------
                                                                    428,553
                                                                -----------
    PHARMACEUTICALS -- 0.4%
     Flamel Technologies S.A.
      ADR* ..................................          4,760         99,817
     Supergen, Inc.* ........................          7,370         40,977
                                                                -----------
                                                                    140,794
                                                                -----------
    TOTAL HEALTH CARE.......................................      3,451,340
                                                                -----------
  INDUSTRIALS -- 23.8%
    AEROSPACE & DEFENSE -- 2.2%
     AAR Corp.* .............................          6,670        220,177
     BE Aerospace, Inc* .....................          4,230        174,699
     Hexcel Corp.* ..........................         10,400        219,128
     Moog, Inc. - Class A* ..................          2,575        113,583
                                                                -----------
                                                                    727,587
                                                                -----------
    AIR FREIGHT & LOGISTICS -- 0.3%
     UTI Worldwide, Inc. ....................          3,535         94,703
                                                                -----------
    AIRLINES -- 0.3%
     Continental Airlines, Inc. -
      Class B* ..............................          2,910         98,562
                                                                -----------
    BUILDING PRODUCTS -- 0.7%
     NCI Building Systems, Inc.*. ...........          4,850        239,251
                                                                 ----------
    COMMERCIAL SERVICES & SUPPLIES -- 8.2%
     American Reprographics Co.*. ...........          6,525        200,905
     Casella Waste Systems, Inc.* ...........          8,466         91,263
     Comfort Systems USA, Inc. ..............          3,010         42,682
     Diamond Management &
      Technology Consultants, Inc. ..........          8,740        115,368
     G & K Services, Inc. - Class A .........          5,992        236,744
     Huron Consulting Group, Inc.* ..........          1,095         79,946
     Kforce, Inc.* ..........................         14,150        226,117
     Knoll, Inc. ............................          8,500        190,400

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------
                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
     Korn/Ferry International,
      Inc.*..................................         11,000    $   288,860
     Mobile Mini, Inc.*......................          5,795        169,214
     Resources Connection, Inc.*.............          3,655        121,273
     RSC Holdings, Inc.*.....................          5,135        102,700
     School Specialty, Inc.*.................          5,300        187,832
     Spherion Corp.*.........................         22,510        211,369
     The Advisory Board Co.*.................          3,045        169,180
     United Stationers, Inc.*................          1,540        102,625
     Viad Corp...............................          4,200        177,114
                                                                -----------
                                                                  2,713,592
                                                                -----------
    CONSTRUCTION & ENGINEERING -- 0.4%
     URS Corp.*..............................          2,485        120,647
                                                                -----------
    ELECTRICAL EQUIPMENT -- 3.0%
     Belden CDT, Inc. .......................          2,150        119,002
     Encore Wire Corp. ......................          1,730         50,931
     Energy Conversion Devices,
      Inc.* .................................          3,545        109,257
     General Cable Corp.* ...................          1,170         88,628
     Regal-Beloit Corp. .....................          5,809        270,351
     Superior Essex, Inc.* ..................          5,120        191,232
     Woodward Governor Co. ..................          3,020        162,083
                                                                -----------
                                                                    991,484
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 0.3%
     Sequa Corp. - Class A* .................            860         96,320
                                                                -----------
    MACHINERY -- 4.0%
     Accuride Corp.* ........................          3,250         50,083
     Barnes Group, Inc.(1) ..................         11,100        351,648
     Blount International, Inc.*. ...........         16,150        211,242
     Commercial Vehicle Group,
      Inc.* .................................          8,200        152,766
     ESCO Technologies, Inc.* ...............          1,640         59,466
     Kaydon Corp. ...........................          7,253        378,026
     Navistar International Corp.* ..........            300         19,800
     Titan International, Inc. ..............          3,200        101,152
                                                                -----------
                                                                  1,324,183
                                                                -----------
    MARINE -- 0.7%
     Kirby Corp.* ...........................          6,030        231,492
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    ROAD & RAIL -- 1.3%
     Amerco, Inc.* ..........................          2,700     $  203,850
     Landstar System, Inc. ..................          2,130        102,772
     Vitran Corp.* ..........................          6,800        145,112
                                                                -----------
                                                                    451,734
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 2.4%
     Beacon Roofing Supply, Inc.*(1) ........          6,500        110,435
     Electro Rent Corp. .....................          8,140        118,355
     Houston Wire & Cable Co.* ..............          4,210        119,606
     Interline Brands, Inc.* ................          8,873        231,408
     Watsco, Inc. ...........................          1,765         96,016
     Williams Scotsman International,
      Inc.* .................................          5,065        120,598
                                                                -----------
                                                                    796,418
                                                                -----------
    TOTAL INDUSTRIALS.......................................      7,885,973
                                                                -----------
  INFORMATION TECHNOLOGY -- 22.6%
    COMMUNICATIONS EQUIPMENT -- 3.1%
     Ciena Corp.* ...........................          5,035        181,914
     CommScope, Inc.* .......................          1,710         99,778
     Foundry Networks, Inc.* ................         10,910        181,761
     Harmonic, Inc.* ........................         13,210        117,173
     Mastec, Inc.* ..........................         13,490        213,412
     Radware, Ltd. ..........................          3,240         47,142
     Riverbed Technology, Inc.*.. ...........          2,255         98,814
     Symmetricom, Inc.* .....................         11,890         99,876
                                                                -----------
                                                                  1,039,870
                                                                -----------
    COMPUTERS & PERIPHERALS -- 1.9%
     Electronics for Imaging, Inc.* .........         11,030        311,267
     Novatel Wireless, Inc.* ................            800         20,816
     Synaptics, Inc.* .......................          8,265        295,804
                                                                -----------
                                                                    627,887
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
     Checkpoint Systems, Inc.*...............         11,100        280,275
     Cogent, Inc.*...........................          9,465        139,041
     Coherent, Inc.*.........................          1,110         33,866
     Insight Enterprises, Inc.*..............         10,880        245,561
     OSI Systems, Inc.*......................          3,805        104,067
     ScanSource, Inc.*.......................          5,300        169,547
     Synnex Corp.*...........................          3,770         77,700
                                                                -----------
                                                                  1,050,057
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    INTERNET SOFTWARE & SERVICES -- 3.5%
     CNET Networks, Inc.* ...................         26,400     $  216,216
     Divx, Inc.* ............................          6,285         94,275
     Equinix, Inc.* .........................            730         66,773
     Interwoven, Inc.* ......................         11,627        163,243
     Marchex, Inc.(1) .......................         12,500        204,000
     Savvis, Inc.* ..........................          2,900        143,579
     Skillsoft PLC Sponsored ADR* ...........         29,325        272,429
                                                                -----------
                                                                  1,160,515
                                                                -----------
    IT SERVICES -- 3.4%
     Alliance Data Systems Corp.* ...........          3,085        238,409
     BearingPoint, Inc.*(1) .................         22,400        163,744
     Covansys Corp.* ........................            190          6,447
     eFunds Corp.* ..........................          3,940        139,043
     Gartner, Inc. - Class A* ...............          3,065         75,368
     Global Payments, Inc. ..................          6,855        271,801
     Modis Professional Services, Inc.* .....          2,090         27,943
     RightNow Technologies, Inc.* ...........          7,120        116,839
     WNS Holdings Ltd.* .....................          2,415         68,731
                                                                -----------
                                                                  1,108,325
                                                                -----------
    OFFICE ELECTRONICS -- 0.4%
     Zebra Technologies Corp. -
      Class A* ..............................          3,520        136,365
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
     FEI Co.*................................          1,670         54,208
     Integrated Device Technology,
      Inc.*..................................         12,700        193,929
     Kulicke & Soffa Industries,
      Inc.*..................................          4,260         44,602
     Lattice Semiconductor Corp.* ...........         18,020        103,074
     Microsemi Corp.*........................          7,785        186,451
     ON Semiconductor Corp.*.................         13,840        148,365
     Power Integrations, Inc.*...............          3,350         87,770
     Sigma Designs, Inc.*....................          2,570         67,051
     Veeco Instruments, Inc.*(1).............          6,600        136,884
     Verigy Ltd.*............................          3,850        110,149
                                                                -----------
                                                                  1,132,483
                                                                -----------
    SOFTWARE -- 3.7%
     ANSYS, Inc.*............................          2,300         60,950
     Aspen Technology, Inc.*.................         10,130        141,820


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    SOFTWARE -- (CONTINUED)
     Epicor Software Corp.* .................          9,680     $  143,942
     i2 Technologies, Inc.* .................          3,050         56,852
     Macrovision Corp.* .....................          3,540        106,412
     MICROS Systems, Inc.* ..................          2,925        159,120
     Parametric Technology Corp.* ...........          1,370         29,606
     Transaction Systems Architects,
      Inc.* .................................         10,100        339,966
     Vasco Data Security
      International, Inc.* ..................          5,240        119,262
     Wind River Systems, Inc.* ..............          6,415         70,565
                                                                -----------
                                                                  1,228,495
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................      7,483,997
                                                                -----------
  MATERIALS -- 5.9%
    CHEMICALS -- 2.4%
     Airgas, Inc. ...........................          8,507        407,485
     Ferro Corp. ............................          4,800        119,664
     Omnova Solutions, Inc.* ................         20,780        125,719
     PolyOne Corp.* .........................         18,340        131,865
                                                                -----------
                                                                    784,733
                                                                -----------
    CONTAINERS & PACKAGING -- 1.0%
     Greif Brothers Corp. - Class A .........          5,162        307,707
     Silgan Holdings, Inc. ..................            540         29,851
                                                                -----------
                                                                    337,558
                                                                -----------
    METALS & MINING -- 2.5%
     AK Steel Holding Corp.* ................          2,570         96,041
     Castle & Co. ...........................          3,680        132,149
     Century Aluminum Co.* ..................          2,000        109,260
     Commercial Metals Co. ..................          2,790         94,218
     Compass Minerals International,
      Inc. ..................................          7,620        264,109
     RTI International Metals, Inc.* ........          1,900        143,203
                                                                -----------
                                                                    838,980
                                                                -----------
    TOTAL MATERIALS.........................................      1,961,271
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
  TELECOMMUNICATION SERVICES -- 1.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
     Cincinnati Bell, Inc.*..................         21,400    $   123,692
     Cogent Communications Group,
      Inc.*..................................          1,130         33,753
     Globalstar, Inc.*.......................          5,220         54,027
                                                                -----------
                                                                    211,472
                                                                -----------
x
    WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
     Centennial Communications,
      Inc.* .................................         21,500        204,035
     Dobson Communications
      Corp.* ................................          2,740         30,442
                                                                -----------
                                                                    234,477
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................        445,949
                                                                -----------
  UTILITIES -- 1.4%
    ELECTRIC UTILITIES -- 0.8%
     Cleco Corp. ............................          3,800         93,100
     El Paso Electric Co.* ..................          7,738        190,045
                                                                 ----------
                                                                    283,145
                                                                -----------
    GAS UTILITIES -- 0.6%
     Nicor, Inc. ............................          1,000         42,920
     Southern Union Co. .....................          3,234        105,411
     Southwest Gas Corp. ....................          1,300         43,953
                                                                -----------
                                                                    192,284
                                                                -----------
    TOTAL UTILITIES.........................................        475,429
                                                                -----------
    TOTAL COMMON STOCK
      (COST $26,743,515)....................................     32,315,622
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
EXCHANGE-TRADED FUNDS -- 0.6%
     iShares Russell 2000 Index Fund ........          2,243    $   186,079
                                                                -----------
    TOTAL EXCHANGE-TRADED FUNDS
      (COST $184,525).......................................        186,079
                                                                -----------
SHORT-TERM INVESTMENTS -- 1.9%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................        318,542        318,542
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................        318,542        318,542
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $637,084).......................................        637,084
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $27,565,124)+...................................    $33,138,785(2)
                                                                ===========


                                                  PRINCIPAL
                                                    AMOUNT
                                                  ----------

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR LOANED SECURITIES
     Institutional Money Market Trust
      (Cost $2,019,845)......................     $2,019,845    $ 2,019,845
                                                                -----------
    TOTAL SHORT-TERM INVESTMENT
      HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (COST $2,019,845)(4)..................................    $ 2,019,845(3)
                                                                ===========
----------
*   Non-income producing security.
    ADR -- American Depository Receipt
+ The cost for Federal income tax purposes is $27,830,350. At June 30, 2007, net unrealized appreciation was $5,308,435. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,054,151, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $745,716.
(1) Security partially or fully on loan.
(2 At June 30, 2007, the market value of securities on loan for the Small-Cap Core Fund was $1,903,339.
(3) The investments held as collateral on loaned securities represented 6.1% of the net assets of the Small-Cap Core Fund.
(4) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
  INVESTMENTS / JUNE 30, 2007
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 99.0%
  CONSUMER DISCRETIONARY -- 11.9%
    AUTO COMPONENTS -- 2.4%
     Tenneco, Inc.* .........................            930    $    32,587
     Visteon Corp.* .........................          2,520         20,412
                                                                -----------
                                                                     52,999
                                                                -----------
    AUTOMOBILES -- 0.5%
     Fleetwood Enterprises, Inc.* ...........          1,330         12,037
                                                                -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.4%
     Matthews International Corp. -
      Class A ...............................            330         14,391
     Pre-Paid Legal Services, Inc.* .........            280         18,007
                                                                -----------
                                                                     32,398
                                                                -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.4%
     Life Time Fitness, Inc.* ...............            160          8,517
                                                                -----------
    HOUSEHOLD DURABLES -- 1.0%
     Champion Enterprises, Inc.*. ...........            660          6,488
     Jarden Corp.* ..........................            360         15,484
                                                                -----------
                                                                     21,972
                                                                -----------
    INTERNET & CATALOG RETAIL -- 0.9%
     Netflix, Inc.* .........................            350          6,786
     ValueVision Media, Inc. ................          1,140         12,905
                                                                -----------
                                                                     19,691
                                                                -----------
    MEDIA -- 0.2%
     Sun-Times Media Group, Inc.. ...........            880          4,620
                                                                -----------
    MULTILINE RETAIL -- 0.2%
     Retail Ventures, Inc.* .................            340          5,484
                                                                -----------
    RESTAURANTS -- 0.3%
     Denny's Corp.* .........................          1,640          7,298
                                                                -----------
    SPECIALTY RETAIL -- 2.8%
     America's Car-Mart, Inc.* ..............            600          8,154
     Coldwater Creek, Inc.* .................            907         21,070
     Dress Barn, Inc.* ......................            330          6,771
     GameStop Corp. - Class A* ..............            420         16,422
     Jos. A. Bank Clothiers, Inc.* ..........            230          9,538
                                                                -----------
                                                                     61,955
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
     Cherokee, Inc. .........................            540    $    19,732
     Quiksilver, Inc. .......................            510          7,206
     Skechers U.S.A., Inc.* .................            470         13,724
                                                                -----------
                                                                     40,662
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY............................        267,633
                                                                -----------
  CONSUMER STAPLES -- 5.2%
    BEVERAGES -- 0.9%
     Coca-Cola Bottling Co. .................            300         15,090
     National Beverage Corp.* ...............            540          6,215
                                                                -----------
                                                                     21,305
                                                                -----------
    FOOD & STAPLES RETAILING -- 2.6%
     Andersons, Inc. ........................            160          7,253
     Great Atlantic & Pacific Tea Co.,
      Inc.* .................................            860         28,844
     The Pantry, Inc.* ......................            490         22,589
                                                                -----------
                                                                     58,686
                                                                -----------
    FOOD PRODUCTS -- 1.1%
     Darling International, Inc.* ...........            730          6,672
     Lancaster Colony Corp. .................            420         17,594
                                                                -----------
                                                                     24,266
                                                                -----------
    PERSONAL PRODUCTS -- 0.6%
     Playtex Products, Inc.* ................            900         13,329
                                                                -----------
    TOTAL CONSUMER STAPLES..................................        117,586
                                                                -----------
  ENERGY -- 7.2%
    ENERGY EQUIPMENT & SERVICES -- 4.6%
     Dril-Quip, Inc.* .......................            370         16,631
     Global Industries, Ltd.* ...............            450         12,069
     Hornbeck Offshore Services,
      Inc.* .................................            280         10,853
     Lufkin Industries, Inc. ................            150          9,683
     Oceaneering International, Inc.* .......            240         12,634
     Oil States International, Inc.* ........            230          9,508
     Pioneer Drilling Co.* ..................            920         13,717
     Superior Energy Services, Inc.* ........            210          8,383
     TETRA Technologies, Inc.* ..............            340          9,588
                                                                -----------
                                                                    103,066
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.7%
     Petroleum Development
      Corp.* ................................            800    $    37,984
                                                                -----------
    OIL & GAS REFINING & MARKETING -- 0.7%
     World Fuel Services Corp. ..............            380         15,983
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.2%
     Toreador Resources Corp.* ..............            240          3,600
                                                                -----------
    TOTAL ENERGY............................................        160,633
                                                                -----------
  FINANCIALS -- 5.5%
    DIVERSIFIED FINANCIAL SERVICES -- 1.7%
     Asta Funding, Inc. .....................            400         15,372
     NYSE Euronext Inc.* ....................            120          8,834
     The Nasdaq Stock Market, Inc.* .........            480         14,261
                                                                -----------
                                                                     38,467
                                                                -----------
    INSURANCE -- 0.7%
     National Financial Partners
      Corp. .................................            140          6,483
     Tower Group, Inc. ......................            260          8,294
                                                                -----------
                                                                     14,777
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     Entertainment Properties Trust .........            150          8,067
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
     Jones Lang LaSalle, Inc. ...............            360         40,860
     Move, Inc.* ............................          4,630         20,743
                                                                -----------
                                                                     61,603
                                                                -----------
    TOTAL FINANCIALS........................................        122,914
                                                                -----------
  HEALTH CARE -- 15.8%
    BIOTECHNOLOGY -- 1.6%
     Isis Pharmaceuticals, Inc.*. ...........          1,400         13,552
     Lifecell Corp.* ........................            495         15,118
     United Therapeutics Corp.*.. ...........            120          7,651
                                                                -----------
                                                                     36,321
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
     Arrow International, Inc. ..............            240          9,187
     Arthrocare Corp.* ......................            295         12,954
     Hologic, Inc.* .........................            240         13,274
     Intuitive Surgical, Inc.* ..............            100         13,877
     Mentor Corp. ...........................            220          8,950


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
     Palomar Medical Technologies,
      Inc.*..................................           320     $    11,107
                                                                -----------
                                                                     69,349
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 7.1%
     Alliance Imaging, Inc.* ................          3,770         35,400
     HealthExtras, Inc.* ....................            480         14,198
     InVentiv Health, Inc.* .................            360         13,180
     LCA-Vision, Inc. .......................            120          5,671
     Medcath Corp.* .........................            780         24,804
     National HealthCare Corp. ..............            200         10,320
     Owens & Minor, Inc. ....................            340         11,880
     Wellcare Health Plans, Inc.* ...........            480         43,445
                                                                -----------
                                                                    158,898
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 1.8%
     Emageon, Inc.* .........................            620          5,592
     Phase Forward, Inc.* ...................          1,100         18,513
     Trizetto Group, Inc.* ..................            825         15,972
                                                                -----------
                                                                     40,077
                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.7%
     Illumina, Inc.* ........................            380         15,424
                                                                -----------
    PHARMACEUTICALS -- 1.5%
     Emisphere Technologies, Inc.* ..........          1,120          5,421
     K-V Pharmaceutical Co. -
      Class A* ..............................            180          4,903
     Perrigo Co. ............................            500          9,790
     Supergen, Inc.* ........................          1,800         10,008
     The Medicines Co.* .....................            260          4,581
                                                                -----------
                                                                     34,703
                                                                -----------
    TOTAL HEALTH CARE.......................................        354,772
                                                                -----------
  INDUSTRIALS -- 21.5%
    AEROSPACE & DEFENSE -- 3.9%
     AAR Corp.* .............................            200          6,602
     Hexcel Corp.* ..........................          2,280         48,040
     Orbital Sciences Corp.* ................            640         13,446
     Teledyne Technologies, Inc.* ...........            305         14,015
     United Industrial Corp. ................            100          5,998
                                                                -----------
                                                                     88,101
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    AIR FREIGHT & LOGISTICS -- 1.0%
     Hub Group, Inc. - Class A*..............            660    $    23,206
                                                                -----------
    AIRLINES -- 1.3%
     Continental Airlines, Inc. -
      Class B* ..............................            470         15,919
     World Air Holdings, Inc.* ..............          1,160         13,920
                                                                -----------
                                                                     29,839
                                                                -----------
    BUILDING PRODUCTS -- 0.9%
     NCI Building Systems, Inc.*. ...........            410         20,225
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.4%
     Administaff, Inc. ......................            155          5,191
     American Reprographics Co.*. ...........            190          5,850
     Cenveo, Inc.* ..........................            480         11,131
     Comsys IT Partners, Inc.* ..............            940         21,441
     Diamond Management &
      Technology Consultants, Inc. ..........            590          7,788
     Hudson Highland Group, Inc.* ...........            530         11,337
     Kforce, Inc.* ..........................            560          8,949
     Rollins, Inc. ..........................          1,220         27,780
                                                                -----------
                                                                     99,467
                                                                -----------
    ELECTRICAL EQUIPMENT -- 2.3%
     Encore Wire Corp. ......................            810         23,846
     Graftech International, Ltd.* ..........            970         16,335
     Superior Essex, Inc.* ..................            300         11,205
                                                                -----------
                                                                     51,386
                                                                -----------
    MACHINERY -- 5.0%
     3-D Systems Corp.* .....................            305          7,585
     Astec Industries, Inc.* ................            135          5,700
     Blount International, Inc.*. ...........          2,110         27,599
     Dynamic Materials Corp.* ...............            380         14,250
     ESCO Technologies, Inc.* ...............            260          9,428
     Flander Corp.* .........................            660          5,082
     The Manitowoc Co., Inc. ................            200         16,076
     Titan International, Inc. ..............            440         13,908
     Westinghouse Air Brake Co. .............            320         11,689
                                                                -----------
                                                                    111,317
                                                                -----------
    ROAD & RAIL -- 1.7%
     Amerco, Inc.* ..........................            350         26,425
     Heartland Express, Inc. ................            653         10,644
                                                                -----------
                                                                     37,069
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------

    TRADING COMPANIES & DISTRIBUTORS -- 1.0%
     Lawson Products, Inc. ..................            420    $    16,254
     Wesco International, Inc.*.. ...........             90          5,440
                                                                -----------
                                                                     21,694
                                                                -----------
    TOTAL INDUSTRIALS.......................................        482,304
                                                                -----------
  INFORMATION TECHNOLOGY -- 23.6%
    COMMUNICATIONS EQUIPMENT -- 3.1%
     Arris Group, Inc.* .....................          1,700         29,903
     Comtech Telecommunications
      Corp.* ................................            400         18,568
     Endwave Corp.* .........................            760          8,687
     Interdigital Communications
      Corp.* ................................            400         12,868
                                                                -----------
                                                                     70,026
                                                                -----------
    COMPUTERS & PERIPHERALS -- 1.6%
     Intermec, Inc.* ........................            550         13,920
     Prestek, Inc.* .........................          1,015          8,110
     Stratasys, Inc.* .......................            305         14,329
                                                                -----------
                                                                     36,359
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
     Itron, Inc.* ...........................            250         19,485
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 6.5%
     24/7 Media, Inc.* ......................            560          6,569
     CNET Networks, Inc.* ...................          5,400         44,226
     Cybersource Corp.* .....................            960         11,578
     Infospace, Inc. ........................          1,640         38,064
     Interwoven, Inc.* ......................          1,860         26,114
     Jupitermedia Corp.* ....................            870          6,334
     Online Resources Corp.* ................          1,145         12,572
                                                                -----------
                                                                    145,457
                                                                -----------
    IT SERVICES -- 2.2%
     Euronet Worldwide, Inc.* ...............            455         13,268
     MoneyGram International, Inc. ..........            380         10,621
     Sapient Corp.* .........................          3,200         24,736
                                                                -----------
                                                                     48,625
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
     AMIS Holdings, Inc.*....................            860    $    10,767
     ATMI, Inc.*.............................            440         13,200
     Form Factor, Inc.*......................            220          8,426
     Netlogic Microsystems, Inc.* ...........            185          5,890
     ON Semiconductor Corp.*.................            930          9,970
     Photronics, Inc.*.......................            560          8,333
     Trident Microsystems, Inc.*.............            370          6,789
                                                                -----------
                                                                     63,375
                                                                -----------
    SOFTWARE -- 6.5%
     Blackboard, Inc.* ......................            360         15,163
     Concur Technologies, Inc.*.. ...........          2,015         46,043
     Epicor Software Corp.* .................            760         11,301
     i2 Technologies, Inc.* .................            830         15,471
     Midway Games, Inc.* ....................          1,040          6,614
     Quality Systems, Inc. ..................            220          8,354
     Radiant Systems, Inc.* .................            510          6,753
     Transaction Systems Architects,
      Inc.* .................................            190          6,395
     Vasco Data Security International,
      Inc.* .................................          1,010         22,988
     Wind River Systems, Inc.* ..............            650          7,150
                                                                -----------
                                                                    146,232
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................        529,559
                                                                -----------
  MATERIALS -- 5.5%
    CHEMICALS -- 1.6%
     Hercules, Inc.* ........................          1,010         19,847
     Omnova Solutions, Inc.* ................          2,820         17,061
                                                                -----------
                                                                     36,908
                                                                -----------
    METALS & MINING -- 3.9%
     AK Steel Holding Corp.* ................            590         22,048
     Castle & Co. ...........................             90          3,232
     Century Aluminum Co.* ..................            530         28,954
     Hecla Mining Co.* ......................            740          6,319


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    METALS & MINING -- (CONTINUED)
     Stillwater Mining Co.* .................          1,070    $    11,781
     Titanium Metals Corp.* .................            460         14,674
                                                                -----------
                                                                     87,008
                                                                -----------
    TOTAL MATERIALS.........................................        123,916
                                                                -----------
  TELECOMMUNICATION SERVICES -- 2.8%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
     Time Warner Telecom, Inc. -
      Class A* ..............................            520         10,452
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
     Centennial Communications,
      Inc.*..................................          3,585         34,022
     SBA Communications Corp. -
      Class A*...............................            560         18,810
                                                                -----------
                                                                     52,832
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................         63,284
                                                                -----------
    TOTAL COMMON STOCK
      (COST $1,776,914).....................................      2,222,601
                                                                -----------
SHORT-TERM INVESTMENTS -- 1.0%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................         11,102         11,102
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................         11,101         11,101
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $22,203)........................................         22,203
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $1,799,117)+....................................    $ 2,244,804
                                                                ===========

----------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,801,649. At June 30, 2007, net unrealized appreciation was $443,155. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $482,787, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $39,632.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
COMMON STOCK -- 98.9%
  CONSUMER DISCRETIONARY -- 12.4%
    AUTO COMPONENTS -- 2.5%
     Tenneco, Inc.* .........................            705    $    24,703
     Visteon Corp.* .........................          1,955         15,836
                                                                -----------
                                                                     40,539
                                                                -----------
    HOTELS, RESORTS & CRUISE LINES -- 2.4%
     Bluegreen Corp.* .......................          3,340         39,044
                                                                -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.0%
     Riviera Holdings Corp.* ................              5            182
                                                                -----------
    HOUSEHOLD DURABLES -- 1.8%
     American Greetings Corp. ...............          1,040         29,463
                                                                -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.8%
     Oakley, Inc. ...........................            275          7,810
     RC2 Corp.* .............................            125          5,001
                                                                -----------
                                                                     12,811
                                                                -----------
    MEDIA -- 1.3%
     Fisher Communications, Inc.* ...........            420         21,332
                                                                -----------
    RESTAURANTS -- 1.6%
     AFC Enterprises, Inc.* .................            490          8,472
     Luby's, Inc.* ..........................          1,295         12,510
     Papa John's International, Inc.* .......            140          4,026
                                                                -----------
                                                                     25,008
                                                                -----------
    SPECIALTY RETAIL -- 1.0%
     Cabela's, Inc. - Class A* ..............            265          5,865
     Jo-Ann Stores, Inc.* ...................            380         10,803
                                                                -----------
                                                                     16,668
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
     Skechers U.S.A., Inc.* .................            575         16,790
                                                                -----------
    TOTAL CONSUMER DISCRETIONARY ...........................        201,837
                                                                -----------
  CONSUMER STAPLES -- 4.9%
    BEVERAGES -- 0.3%
     The Boston Beer Co., Inc. -
      Class A* ..............................            145          5,706
                                                                -----------
    FOOD & STAPLES RETAILING -- 2.8%
     Great Atlantic & Pacific Tea Co.,
      Inc.* .................................            130          4,360


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    FOOD & STAPLES RETAILING -- (CONTINUED)
     Ingles Markets, Inc. - Class A .........            210    $     7,235
     Spartan Stores, Inc. ...................            355         11,683
     The Pantry, Inc.* ......................            470         21,667
                                                                -----------
                                                                     44,945
                                                                -----------
    FOOD PRODUCTS -- 1.8%
     Imperial Sugar Co. .....................            595         18,320
     Lancaster Colony Corp. .................            280         11,729
                                                                -----------
                                                                     30,049
                                                                -----------
    TOTAL CONSUMER STAPLES..................................         80,700
                                                                -----------
  ENERGY -- 2.9%
    ENERGY EQUIPMENT & SERVICES -- 2.0%
     Bristow Group, Inc.* ...................            155          7,680
     Parker Drilling Co.* ...................            460          4,848
     Pioneer Drilling Co.* ..................          1,360         20,278
                                                                -----------
                                                                     32,806
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.9%
     Petroquest Energy, Inc.* ...............            300          4,362
     USEC, Inc.* ............................            475         10,441
                                                                -----------
                                                                     14,803
                                                                -----------
    TOTAL ENERGY ...........................................         47,609
                                                                -----------
  FINANCIALS -- 25.1%
    CAPITAL MARKETS -- 3.1%
     Apollo Investment Corp. ................            626         13,471
     Knight Capital Group, Inc. -
      Class A* ..............................            660         10,956
     MCG Capital Corp. ......................          1,030         16,501
     Technology Investment Capital
      Corp. .................................            656         10,358
                                                                -----------
                                                                     51,286
                                                                -----------
    COMMERCIAL BANKS -- 3.0%
     Community Bancorp* .....................            215          6,016
     Signature Bank* ........................            275          9,378
     Sterling Financial Corp./
      Washington ............................            445         12,878
     Sun Bancorp, Inc.* .....................            407          6,866
     Superior Bancorp* ......................            730          7,468
     The Bancorp Bank* ......................            265          5,925
                                                                -----------
                                                                     48,531
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    CONSUMER FINANCE -- 2.0%
     Cash America International, Inc. .......            100     $    3,965
     Compucredit Corp. ......................            820         28,716
                                                                -----------
                                                                     32,681
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     NYSE Euronext Inc.* ....................             95          6,994
                                                                -----------
    INSURANCE -- 7.5%
     American Physicians Capital,
      Inc.* .................................            300         12,150
     Argonaut Group, Inc.* ..................             30            936
     First Acceptance Corp.* ................            855          8,687
     FPIC Insurance Group, Inc.*. ...........            250         10,192
     Infinity Property & Casual
      Corp. .................................            260         13,190
     Kansas City Life Insurance Co. .........            600         27,912
     LandAmerica Financial Group,
      Inc. ..................................             45          4,342
     Navigators Group, Inc.* ................            115          6,199
     Odyssey Re Holdings Corp. ..............            520         22,303
     ProAssurance Corp.* ....................            195         10,856
     Seabright Insurance Holdings* ..........            235          4,108
     Universal American Financial
      Corp.* ................................             30            638
                                                                -----------
                                                                    121,513
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 6.0%
     DiamondRock Hospitality Co.. ...........            765         14,596
     Entertainment Properties Trust .........            100          5,378
     GMH Communities Trust ..................            860          8,333
     Inland Real Estate Corp. ...............            590         10,018
     LTC Properties, Inc. ...................            665         15,129
     Maguire Properties, Inc. ...............            200          6,866
     National Health Investors, Inc. ........             40          1,269
     Nationwide Health Properties,
      Inc. ..................................          1,355         36,856
                                                                -----------
                                                                     98,445
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
     Move, Inc.* ............................          3,220         14,426
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 2.2%
     Clifton Savings Bancorp, Inc. ..........            655          7,100
     FirstFed Financial Corp.* ..............            105          5,957


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     NewAlliance Bancshares, Inc. ...........          1,595     $   23,478
                                                                -----------
                                                                     36,535
                                                                -----------
    TOTAL FINANCIALS........................................        410,411
                                                                -----------
  HEALTH CARE -- 3.8%
    HEALTH CARE PROVIDERS & SERVICES -- 3.8%
     Alliance Imaging, Inc.* ................          4,330         40,659
     Magellan Health Services, Inc.* ........            120          5,576
     Medcath Corp.* .........................            485         15,423
                                                                -----------
                                                                     61,658
                                                                -----------
    TOTAL HEALTH CARE ......................................         61,658
                                                                -----------
  INDUSTRIALS -- 25.0%
    AEROSPACE & DEFENSE -- 5.3%
     AAR Corp.* .............................            510         16,835
     Esterline Technologies Corp.* ..........            265         12,802
     Hexcel Corp.* ..........................          1,500         31,605
     Orbital Sciences Corp.* ................            790         16,598
     Teledyne Technologies, Inc.* ...........            200          9,190
                                                                -----------
                                                                     87,030
                                                                -----------
    BUILDING PRODUCTS -- 0.5%
     NCI Building Systems, Inc.*. ...........            155          7,646
                                                                 ----------
    COMMERCIAL SERVICES & SUPPLIES -- 7.1%
     Comfort Systems USA, Inc. ..............            645          9,146
     Spherion Corp.* ........................          4,180         39,250
     United Stationers, Inc.* ...............            390         25,990
     Viad Corp. .............................            985         41,537
                                                                -----------
                                                                    115,923
                                                                -----------
    ELECTRICAL EQUIPMENT -- 5.6%
     Belden CDT, Inc. .......................            570         31,550
     Graftech International, Ltd.* ..........          1,830         30,817
     Superior Essex, Inc.* ..................            595         22,223
     Woodward Governor Co. ..................            135          7,246
                                                                -----------
                                                                     91,836
                                                                -----------
    MACHINERY -- 2.9%
     Blount International, Inc.*. ...........          3,000         39,240
     Valmont Industries, Inc. ...............            105          7,640
                                                                -----------
                                                                     46,880
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    ROAD & RAIL -- 1.1%
     Amerco, Inc.* ..........................            230    $    17,365
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 2.5%
     Electro Rent Corp. .....................          2,840         41,294
                                                                -----------
    TOTAL INDUSTRIALS ......................................        407,974
                                                                -----------
  INFORMATION TECHNOLOGY -- 8.7%
    COMMUNICATIONS EQUIPMENT -- 3.8%
     C-COR.net Corp.* .......................            805         11,318
     CommScope, Inc.* .......................            180         10,503
     Mastec, Inc.* ..........................          2,590         40,974
                                                                -----------
                                                                     62,795
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
     CTS Corp. ..............................            650          8,229
     Synnex Corp.* ..........................            570         11,748
                                                                -----------
                                                                     19,977
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 0.5%
     Internet Capital Group, Inc.* ..........            625          7,750
                                                                -----------
    IT SERVICES -- 1.6%
     Euronet Worldwide, Inc.* ...............            160          4,665
     MAXIMUS, Inc. ..........................            365         15,834
     Modis Professional Services,
      Inc.* .................................            370          4,947
                                                                -----------
                                                                     25,446
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
     ON Semiconductor Corp.* ................            400          4,288
                                                                -----------
    SOFTWARE -- 1.3%
     Actuate Corp.* .........................            870          5,907
     Aspen Technology, Inc.* ................            560          7,840
     i2 Technologies, Inc.* .................            400          7,456
                                                                -----------
                                                                     21,203
                                                                -----------
    TOTAL INFORMATION TECHNOLOGY............................        141,459
                                                                -----------
  MATERIALS -- 9.4%
    CHEMICALS -- 2.0%
     Fuller Co. .............................            280          8,369
     Hercules, Inc.* ........................            180          3,537
     PolyOne Corp.* .........................          2,905         20,887
                                                                -----------
                                                                     32,793
                                                                -----------


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
    CONSTRUCTION MATERIALS -- 0.8%
     Texas Industries, Inc. .................            160    $    12,546
                                                                -----------
    CONTAINERS & PACKAGING -- 1.8%
     Greif Brothers Corp. - Class A .........            380         22,652
     Silgan Holdings, Inc. ..................            120          6,633
                                                                -----------
                                                                     29,285
                                                                -----------
    METALS & MINING -- 4.8%
     Castle & Co. ...........................            420         15,082
     Century Aluminum Co.* ..................            220         12,019
     Cleveland-Cliffs, Inc. .................            120          9,320
     Ryerson Tull, Inc. .....................            650         24,473
     Stillwater Mining Co.* .................          1,600         17,616
                                                                -----------
                                                                     78,510
                                                                -----------
    TOTAL MATERIALS.........................................        153,134
                                                                -----------
  TELECOMMUNICATION SERVICES -- 2.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
     Cincinnati Bell, Inc.*..................          3,240         18,727
     Cogent Communications Group,
      Inc.*..................................            970         28,974
                                                                -----------
                                                                     47,701
                                                                -----------
    TOTAL TELECOMMUNICATION SERVICES........................         47,701
                                                                -----------
  UTILITIES -- 3.8%
    ELECTRIC UTILITIES -- 0.8%
     El Paso Electric Co.* ..................            180          4,421
     MGE Energy, Inc. .......................            280          9,148
                                                                -----------
                                                                     13,569
                                                                -----------
    GAS UTILITIES -- 3.0%
     Nicor, Inc. ............................            230          9,871
     Northwest Natural Gas Co. ..............            830         38,338
                                                                -----------
                                                                     48,209
                                                                -----------
    TOTAL UTILITIES.........................................         61,778
                                                                -----------
    TOTAL COMMON STOCK
      (COST $1,317,420).....................................      1,614,261
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                  ----------    -----------
SHORT-TERM INVESTMENTS -- 1.1%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series...................          8,654    $     8,654
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series...................          8,653          8,653
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $17,307)........................................         17,307
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $1,334,727)+....................................    $ 1,631,568
                                                                ===========


----------

*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,338,397. At June 30, 2007, net unrealized appreciation was $293,171. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $313,354, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,183.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007


                                       LARGE-CAP     LARGE-CAP      LARGE-CAP     MID-CAP      SMALL-CAP     SMALL-CAP   SMALL-CAP
                                       CORE FUND    GROWTH FUND    VALUE FUND    CORE FUND     CORE FUND    GROWTH FUND  VALUE FUND
                                      -----------   ------------   -----------   ----------   -----------   -----------  ----------
ASSETS:
Investment in securities, at value*.. $35,199,043   $ 41,233,269   $39,080,362   $4,053,890   $33,138,785   $2,244,804   $1,631,568
Securities lending collateral........   4,173,253             --     6,126,335           --     2,019,845           --           --
Receivable for fund shares sold .....         420            420        15,419           --           420           --           --
Receivable for investments sold .....          --             --            --           --       295,349           --           --
Receivable from Advisor..............          --             --            --        5,050            --        4,556        7,721
Dividends receivable.................      35,776         19,814        55,007        2,679        14,457          535        1,552
Other assets.........................       4,678          9,390         6,714       10,936         2,757       10,852       10,848
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
Total assets.........................  39,413,170     41,262,893    45,283,837    4,072,555    35,471,613    2,260,747    1,651,689
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------

LIABILITIES:
Obligation to return securities
   lending collateral................   4,173,253             --     6,126,335           --     2,019,845           --           --
Payable for fund shares redeemed ....          --          6,015         9,400           --           100       10,000           --
Payable for investments purchased ...          --             --            --           --        88,785           --           --
Accrued advisory fee.................      13,813         20,315        19,696           --        23,235           --           --
Other accrued expenses...............      27,689         24,989        25,732       20,944        52,412       22,188       21,873
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
Total liabilities....................   4,214,755         51,319     6,181,163       20,944     2,184,377       32,188       21,873
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
Net Assets........................... $35,198,415   $ 41,211,574   $39,102,674   $4,051,611   $33,287,236   $2,228,559   $1,629,816
                                      ===========   ============   ===========   ==========   ===========   ==========   ==========
NET ASSETS CONSIST OF:
Paid-in capital...................... $32,639,936   $123,796,475   $28,419,028   $3,380,225   $22,198,449   $1,963,796   $1,311,978
Undistributed net investment
   income (accumulated loss).........      16,759          2,804        51,134       (1,552)      (10,513)         (27)        (343)
Accumulated net realized gain
   (loss) on investments.............  (2,214,946)   (86,107,795)    3,024,594     (166,677)    5,525,639     (180,897)      21,340
Net unrealized appreciation
   of investments....................   4,756,666      3,520,090     7,607,918      839,615     5,573,661      445,687      296,841
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
Net Assets........................... $35,198,415   $ 41,211,574   $39,102,674   $4,051,611   $33,287,236   $2,228,559   $1,629,816
                                      ===========   ============   ===========   ==========   ===========   ==========   ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares.............. $35,186,703   $ 41,200,241   $39,066,797   $4,039,550   $33,274,968   $2,216,420   $1,605,127
   A Shares..........................      11,712         11,333        35,877       12,061        12,268       12,139       24,689
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
                                      $35,198,415   $ 41,211,574   $39,102,674   $4,051,611   $33,287,236   $2,228,559   $1,629,816
                                      ===========   ============   ===========   ==========   ===========   ==========   ==========

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING
   ($0.01 par value, unlimited
      authorized shares):
   Institutional Shares..............   1,854,547      3,267,040     3,003,440      337,180     2,939,242      181,891      127,962
   A Shares..........................         618            901         2,758        1,007         1,089        1,000        1,969

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset
      value, offering and
      redemption price).............. $     18.97   $      12.61   $     13.01   $    11.98   $     11.32   $    12.19   $    12.54
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
   A Shares (net asset value
      (NAV) and redemption price) ... $     18.95   $      12.57   $     13.01   $    11.98   $     11.27       $12.14   $    12.54
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------
   A Shares (offering price --
      NAV / 0.965)................... $     19.64   $      13.03   $     13.48   $    12.41   $     11.68   $    12.58   $    12.99
                                      -----------   ------------   -----------   ----------   -----------   ----------   ----------

*Investments at cost................. $30,442,377   $ 37,713,179   $31,472,444   $3,214,275   $27,565,124   $1,799,117   $1,334,727

    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007


                                       LARGE-CAP    LARGE-CAP    LARGE-CAP    MID-CAP    SMALL-CAP    SMALL-CAP   SMALL-CAP
                                       CORE FUND   GROWTH FUND  VALUE FUND   CORE FUND   CORE FUND   GROWTH FUND  VALUE FUND
                                      ----------   -----------  ----------   ---------   ----------  -----------  ----------
INVESTMENT INCOME:
   Dividends......................... $  737,223   $  511,280   $  985,029   $  76,199   $  275,427   $  24,084   $  23,876
   Securities lending income.........      5,603           --        8,453          --        3,031          --          --
   Tax withheld......................         --           --           --          --          (31)         --          --
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
   Total investment income...........    742,826      511,280      993,482      76,199      278,427      24,084      23,876
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
EXPENSES:
   Advisory fees.....................    238,466      259,731      249,300      32,297      329,492      16,539      11,525
   Administration fees...............      6,085        6,648        6,346         705        6,052         337         234
   Sub-administration and
      accounting fees................     44,201       44,446       41,228      33,289       52,469      33,656      31,816
   Custody fees......................     14,973       13,283       15,640      16,482       63,425      12,098      10,934
   Transfer agent fees...............     17,809       16,859       13,363       2,323       17,105       1,148         252
   Distribution fees - A Shares......         27           26           81          27           28          27          56
   Professional fees.................     55,769       57,133       63,812      32,082       62,832      35,451      32,141
   Reports to shareholders...........     13,542       11,329       14,050      10,017       14,651      10,278       9,751
   Registration fees.................     25,686       21,574       24,316      29,991       27,279      29,844      29,773
   Trustees' fees....................     18,419       18,578       18,579      18,202       18,657      18,202      18,202
   Compliance services...............      3,788        4,421        3,977       3,721        3,968       3,704       3,721
   Other.............................     11,740        1,864       10,938       7,716       14,368       6,688       6,927
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
   Total expenses before fee
      waivers and expense
      reimbursements.................    450,505      455,892      461,630     186,852      610,326     167,972     155,332
   Expenses waived/reimbursed
      by Adviser.....................   (126,514)          --           --    (128,265)          --    (132,363)   (126,720)
   Sub-administration and
      accounting fees waived.........     (6,009)      (6,150)      (6,209)    (12,421)      (6,209)    (12,420)    (12,421)
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
        Total expenses, net..........    317,982      449,742      455,421      46,166      604,117      23,189      16,191
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
   Net investment income (loss)......    424,844       61,538      538,061      30,033     (325,690)        895       7,685
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
      investments....................  3,121,205    1,665,978    5,407,344      22,551    6,245,508     (56,014)     29,633
   Net increase (decrease) in
      unrealized appreciation
      (depreciation) on investments..  2,348,773    4,948,412    1,691,939     730,350     (287,064)    338,343     269,322
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
   Net gain on investments...........  5,469,978    6,614,390    7,099,283     752,901    5,958,444     282,329     298,955
                                      ----------   ----------   ----------   ---------   ----------   ---------   ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS......... $5,894,822   $6,675,928   $7,637,344   $ 782,934   $5,632,754   $ 283,224   $ 306,640
                                      ==========   ==========   ==========   =========   ==========   =========   =========

    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                    LARGE-CAP                 LARGE-CAP                    LARGE-CAP
                                                    CORE FUND                GROWTH FUND                  VALUE FUND
                                           -------------------------   -------------------------   --------------------------
                                                     FOR THE                     FOR THE                   FOR THE
                                                   YEARS ENDED                 YEARS ENDED               YEARS ENDED
                                                     JUNE 30,                    JUNE 30,                  JUNE 30,
                                           -------------------------   -------------------------   --------------------------
                                              2007          2006          2007          2006          2007          2006
                                           -----------   -----------   -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ......     $   424,844   $   356,220   $    61,538   $    (6,545)  $   538,061   $    412,024
   Net realized gain on investments          3,121,205       738,426     1,665,978     3,836,033     5,407,344      7,234,226
   Net increase (decrease) in
      unrealized appreciation
      (depreciation) on investments ..       2,348,773       736,847     4,948,412    (3,345,036)    1,691,939     (3,752,182)
                                           -----------   -----------   -----------   -----------   -----------   ------------
   Net increase in net assets resulting
      from operations.................       5,894,822     1,831,493     6,675,928       484,452     7,637,344      3,894,068
                                           -----------   -----------   -----------   -----------   -----------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares............        (420,562)     (688,796)      (49,609)      (15,667)     (500,996)      (650,350)
      A Shares........................            (107)          (54)           (4)           --          (324)           (33)
                                           -----------   -----------   -----------   -----------   -----------   ------------
Total distributions...................        (420,669)     (688,850)      (49,613)      (15,667)     (501,320)      (650,383)
                                           -----------   -----------   -----------   -----------   -----------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold..........       7,064,729    31,946,144     5,640,168    23,429,306     4,048,106      3,419,162
   Cost of shares issued on
      reinvestment of distributions            141,274       258,488        33,075        10,074       342,128        433,309
   Cost of shares redeemed............     (29,388,023)   (8,270,150)  (21,418,166)   (9,387,352)  (14,855,169)   (12,632,983)
                                           -----------   -----------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets
   from Fund share transactions.           (22,182,020)   23,934,482   (15,744,923)   14,052,028   (10,464,935)    (8,780,512)
                                           -----------   -----------   -----------   -----------   -----------   ------------
Total increase (decrease) in net assets    (16,707,867)   25,077,125    (9,118,608)   14,520,813    (3,328,911)    (5,536,827)
NET ASSETS:
   Beginning of year..................      51,906,282    26,829,157    50,330,182    35,809,369    42,431,585     47,968,412
                                           -----------   -----------   -----------   -----------   -----------   ------------
   End of year........................     $35,198,415   $51,906,282   $41,211,574   $50,330,182   $39,102,674   $ 42,431,585
                                           ===========   ===========   ===========   ===========   ===========   ============
Undistributed net investment income
   (accumulated loss).................     $    16,759   $    12,821   $     2,804   $    (9,884)  $    51,134   $     13,637
                                           -----------   -----------   -----------   -----------   -----------   ------------

    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                    MID-CAP                     SMALL-CAP                     SMALL-CAP
                                                   CORE FUND                    CORE FUND                    GROWTH FUND
                                        ---------------------------     ---------------------------   --------------------------
                                          FOR THE                                                      FOR THE
                                           YEAR       FOR THE PERIOD             FOR THE                 YEAR     FOR THE PERIOD
                                           ENDED    DECEMBER 20, 2005(1)       YEARS ENDED              ENDED  DECEMBER 20, 2005(1)
                                         JUNE 30,     THROUGH JUNE 30,            JUNE 30,             JUNE 30,   THROUGH JUNE 30,
                                        -----------   ----------------  ---------------------------   ----------- ---------------
                                           2007            2006              2007          2006          2007          2006
                                        -----------     -----------     ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)........ $    30,033     $    16,139     $   (325,690)  $   (359,836)  $       895   $     (4,042)
   Net realized gain (loss) on
      investments .....................      22,551        (189,252)       6,245,508      8,907,810       (56,014)      (124,883)
   Net increase (decrease) in
      unrealized appreciation
      (depreciation) on investments ...     730,350         109,265         (287,064)    (1,937,594)      338,343        107,344
                                        -----------     -----------     ------------   ------------   -----------   ------------
   Net increase (decrease) in net
      assets resulting from operations.     782,934         (63,848)       5,632,754      6,610,380       283,224        (21,581)
                                        -----------     -----------     ------------   ------------   -----------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares.............     (38,274)        (13,748)              --             --            --             --
      A Shares.........................         (61)            (10)              --             --            --             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
                                            (38,335)        (13,758)              --             --            --             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
   Net realized gains:
      Institutional Shares.............          --              --       (5,710,549)    (3,319,222)           --             --
      A Shares.........................          --              --           (1,582)            --            --             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
                                                 --              --       (5,712,131)    (3,319,222)           --             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
Total distributions....................     (38,335)        (13,758)      (5,712,131)    (3,319,222)           --             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold...........     262,698       6,372,244        1,374,656      6,908,260        99,849      3,532,700
   Cost of shares issued on
      reinvestment of distributions           9,186           3,047        4,876,283      2,519,931            --             --
   Cost of shares redeemed.............  (2,939,639)       (322,918)     (21,644,496)   (17,469,366)   (1,507,744)      (157,889)
                                        -----------     -----------     ------------   ------------   -----------   ------------
Net increase (decrease) in net assets
   from Fund share transactions........  (2,667,755)      6,052,373      (15,393,557)    (8,041,175)   (1,407,895)     3,374,811
                                        -----------     -----------     ------------   ------------   -----------   ------------
Total increase (decrease) in net assets  (1,923,156)      5,974,767      (15,472,934)    (4,750,017)   (1,124,671)     3,353,230

NET ASSETS:
   Beginning of period.................   5,974,767              --       48,760,170     53,510,187     3,353,230             --
                                        -----------     -----------     ------------   ------------   -----------   ------------
   End of period....................... $ 4,051,611     $ 5,974,767     $ 33,287,236   $ 48,760,170   $ 2,228,559   $  3,353,230
                                        ===========     ===========     ============   ============   ===========   ============
Undistributed net investment income
   (accumulated loss).................. $    (1,552)    $     6,016     $    (10,513)  $     (9,884)  $       (27)  $       (923)
                                        -----------     -----------     ------------   ------------   -----------   ------------

-----------------
(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 SMALL-CAP VALUE FUND
                                                         --------------------------------------
                                                                               FOR THE PERIOD
                                                           FOR THE          DECEMBER 20, 2005(1)
                                                         YEAR ENDED              THROUGH
                                                          JUNE 30,               JUNE 30,
                                                         -----------       --------------------
                                                            2007                  2006
                                                         -----------           -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................          $     7,685           $     6,108
   Net realized gain (loss) on investments.. ..               29,633                (8,317)
   Net increase (decrease) in unrealized
      appreciation (depreciation) on
      investments .............................              269,322                27,519
                                                         -----------           -----------
   Net increase in net assets resulting from
      operations ..............................              306,640                25,310
                                                         -----------           -----------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ....................              (10,976)               (4,257)
      A Shares ................................                 (109)                  (20)
                                                         -----------           -----------
Total distributions ...........................              (11,085)               (4,277)
                                                         -----------           -----------
Fund share transactions (Note 6):
   Proceeds from shares sold ..................              214,044             1,357,000
   Cost of shares issued on reinvestment of
      distributions ...........................                8,880                 3,719
   Cost of shares redeemed ....................             (270,415)                   --
                                                         -----------           -----------
Net increase (decrease) in net assets from
   Fund share transactions ....................              (47,491)            1,360,719
                                                         -----------           -----------
Total increase in net assets ..................              248,064             1,381,752
NET ASSETS:
   Beginning of period ........................            1,381,752                    --
                                                         -----------           -----------
   End of period ..............................          $ 1,629,816           $ 1,381,752
                                                         ===========           ===========
Undistributed net investment income ...........          $      (343)          $     2,974
                                                         -----------           -----------

--------------
(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                         FOR THE YEARS ENDED JUNE 30,
                                                             -----------------------------------------------------------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES                   2007          2006        2005         2004         2003
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR..................       $ 16.36      $ 15.61      $ 14.87      $ 13.14      $ 13.68
                                                             -------      -------      -------      -------      -------

INVESTMENT OPERATIONS:
   Net investment income.............................           0.19(1)      0.14(1)      0.45         0.10         0.15
   Net realized and unrealized gain (loss) on
      investments....................................           2.62         0.86         0.65         1.78        (0.55)
                                                             -------      -------      -------      -------      -------
      Total from investment operations...............           2.81         1.00         1.10         1.88        (0.40)
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net investment income........................          (0.20)       (0.25)       (0.36)       (0.15)       (0.11)
   From net realized gains...........................             --           --           --           --        (0.03)
                                                             -------      -------      -------      -------      -------
      Total distributions............................          (0.20)       (0.25)       (0.36)       (0.15)       (0.14)
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- END OF YEAR........................       $ 18.97      $ 16.36      $ 15.61      $ 14.87      $ 13.14
                                                             =======      =======      =======      =======      =======
TOTAL RETURN ........................................          17.29%        6.41%        7.51%       14.38%       (2.86)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations..................           0.80%        0.80%        0.80%        0.80%        0.80%
      Excluding expense limitations..................           1.13%        1.14%        1.43%        1.13%        1.05%
   Net investment income.............................           1.07%        0.85%        1.16%        0.73%        1.04%
Portfolio turnover rate..............................             73%          91%         113%          27%          50%
Net assets at the end of year (000 omitted)..........        $35,187      $51,896      $26,829      $58,794      $61,380


---------------
(1) The net investment income per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income ratios include  expenses  allocated from the master fund, WT Investment  Trust I--Large Cap Core
    Series (the "Series"),  and the portfolio turnover rate reflects investment  activity of the Series.  Effective July 1,
    2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
LARGE-CAP CORE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..................            $ 16.35         $ 16.43
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) .............................               0.14            0.06
   Net realized and unrealized gain (loss) on investments               2.63           (0.05)
                                                                     -------         -------
      Total from investment operations ..................               2.77            0.01
                                                                     -------         -------

DISTRIBUTIONS:
   From net investment income ...........................              (0.17)          (0.09)
                                                                     -------         -------
      Total distributions ...............................              (0.17)          (0.09)
                                                                     -------         -------


NET ASSET VALUE -- END OF PERIOD ........................            $ 18.95         $ 16.35
                                                                     =======         =======
TOTAL RETURN(3) .........................................              17.04%           0.06%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
      Including expense limitations .....................               1.05%           1.05%*
      Excluding expense limitations .....................               1.37%           1.37%*
   Net investment income ................................               0.79%           0.72%*
Portfolio turnover rate .................................                 73%             91%(4)
Net assets at the end of period (000 omitted) ...........            $    12         $    10

-----------------

*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

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--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         FOR THE YEARS ENDED JUNE 30,
                                                             -----------------------------------------------------------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES                 2007         2006        2005(1)       2004         2003
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR .................       $ 10.73      $ 10.31      $  9.93      $  8.73      $  8.70
                                                             -------      -------      -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment income (loss)......................           0.02(4)        --(2,4)    0.03         0.01           --(2)
   Net realized and unrealized gain on
      investments ...................................           1.87         0.42         0.38         1.20         0.03
                                                             -------      -------      -------      -------      -------
      Total from investment operations ..............           1.89         0.42         0.41         1.21         0.03
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net investment income .......................          (0.01)          --(2)     (0.03)       (0.01)          --
                                                             -------      -------      -------      -------      -------
      Total distributions............................          (0.01)          --        (0.03)       (0.01)          --
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE - END OF YEAR........................        $ 12.61      $ 10.73      $ 10.31      $  9.93      $  8.73
                                                             =======      =======      =======      =======      =======
TOTAL RETURN.........................................          17.66%        4.12%        4.09%       13.86%        0.35%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations..................           1.04%        1.13%        1.10%        0.98%        0.95%
      Excluding expense limitations..................           1.05%        1.15%        1.15%        1.01%        0.98%
   Net investment income (loss)......................           0.14%       (0.01)%       0.28%        0.08%       (0.02)%
Portfolio turnover rate..............................             87%         129%         230%          87%          51%
Net assets at the end of year (000 omitted) .........        $41,200      $50,321       35,809      $49,418      $58,620

------------

(1) Effective  December 15, 2004,  Rodney Square Management  Corporation  replaced Roxbury Capital  Management,  LLC as the
    Adviser to the Large-Cap Growth Fund.
(2) Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income (loss) ratios include expenses  allocated from the master fund, WT Investment Trust I--Large Cap
    Growth Series (the "Series"),  and the portfolio turnover rate reflects  investment  activity of the Series.  Effective
    July 1, 2005, the Fund no longer operates in a master-feeder structure.
(4) The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE     DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
LARGE-CAP GROWTH FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..................            $ 10.72         $ 11.10
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment loss(2) ...............................              (0.01)          (0.01)
   Net realized and unrealized gain (loss) on investments               1.87           (0.37)
                                                                     -------         -------
      Total from investment operations ..................               1.86           (0.38)
                                                                     -------         -------
DISTRIBUTIONS:
   From net investment income ...........................              (0.01)             --
                                                                     -------         -------
      Total distributions ...............................              (0.01)             --
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD ........................            $ 12.57         $ 10.72
                                                                     =======         =======
TOTAL RETURN(3) .........................................              17.31%          (3.42)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
          Including expense limitations .................               1.29%           1.38%*
      Excluding expense limitations .....................               1.29%           1.40%*
   Net investment loss ..................................              (0.12)%         (0.12)%*
Portfolio turnover rate .................................                 87%            129%(4)
Net assets at the end of period (000 omitted) ...........            $    11         $    10

-----------------

*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                            FOR THE YEARS ENDED JUNE 30,
                                                             -----------------------------------------------------------
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES                  2007         2006         2005         2004         2003
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR.................        $ 10.91      $ 10.16      $  9.45      $  8.19      $  8.20
                                                             -------      -------      -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment income.............................           0.15(2)      0.10(2)      0.12         0.08         0.06
   Net realized and unrealized gain on
      investments....................................           2.10         0.81         0.70         1.26         0.01
                                                             -------      -------      -------      -------      -------
      Total from investment operations...............           2.25         0.91         0.82         1.34         0.07
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net investment income........................          (0.15)       (0.16)       (0.11)       (0.08)       (0.07)
   From net realized gains...........................             --           --           --           --        (0.01)
                                                             -------      -------      -------      -------      -------
      Total distributions............................          (0.15)       (0.16)       (0.11)       (0.08)       (0.08)
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- END OF YEAR ......................        $ 13.01      $ 10.91      $ 10.16      $  9.45      $  8.19
                                                             =======      =======      =======      =======      =======
TOTAL RETURN.........................................          20.71%        8.99%        8.66%       16.47%        0.92%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations..................           1.10%        1.04%        1.02%        1.00%        1.06%
      Excluding expense limitations..................           1.11%        1.06%        1.05%        1.03%        1.13%
   Net investment income.............................           1.30%        0.91%        1.13%        0.94%        0.93%
Portfolio turnover rate..............................             83%         129%          28%          26%          87%
Net assets at the end of year (000 omitted)..........        $39,067      $42,421      $47,968      $51,729      $47,301

-----------------

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a  master-feeder  structure.  The expense and net investment  income ratios included  expenses  allocated from the master fund, WT Investment Trust I--Large Cap
    Value Series, and the portfolio turnover rate reflects investment activity of the Series.  Effective July 1, 2005, the
    Fund no longer operates in a master-feeder structure.
(2) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
LARGE-CAP VALUE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.91         $ 10.59
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ......................                      0.12            0.04
   Net realized and unrealized gain on investments                      2.10            0.31
                                                                     -------         -------
      Total from investment operations ...........                      2.22            0.35
                                                                     -------         -------
DISTRIBUTIONS:
   From investment income ........................                     (0.12)          (0.03)
                                                                     -------         -------
      Total distributions ........................                     (0.12)          (0.03)
                                                                     -------         -------

NET ASSET VALUE -- END OF PERIOD .................                   $ 13.01         $ 10.91
                                                                     =======         =======

TOTAL RETURN(3) ..................................                     20.42%           3.36%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
          Including expense limitations ..........                      1.35%           1.34%*
          Excluding expense limitations ..........                      1.36%           1.38%*
   Net investment income .........................                      1.01%           0.77%*
Portfolio turnover rate ..........................                        83%            129%(4)
Net assets at the end of period (000 omitted) ....                   $    36         $    10

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income per share was  calculated  using the average  shares  outstanding method.
(3) Total  return does not reflect the impact of the maximum  front-end  sales load of 3.50%.  If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
MID-CAP CORE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.06         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ......................                      0.07            0.03
   Net realized and unrealized gain on investments                      1.94            0.05
                                                                     -------         -------
      Total from investment operations ...........                      2.01            0.08
                                                                     -------         -------
DISTRIBUTIONS:
   From investment income ........................                     (0.09)          (0.02)
                                                                     -------         -------
      Total distributions ........................                     (0.09)          (0.02)
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 11.98         $ 10.06
                                                                     =======         =======
TOTAL RETURN .....................................                     20.04%           0.83%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
          Including expense limitations ..........                      1.00%           1.00%*
          Excluding expense limitations ..........                      4.05%           5.24%*
   Net investment income .........................                      0.65%           0.64%*
Portfolio turnover rate ..........................                        64%             63%**
Net assets at the end of period (000 omitted) ....                   $ 4,040         $ 5,965

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income per share was calculated  using the average  shares  outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------    --------------------
MID-CAP CORE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.06         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ......................                      0.04            0.03
   Net realized and unrealized gain on investments                      1.94            0.04
                                                                     -------         -------
      Total from investment operations ...........                      1.98            0.07
                                                                     -------         -------
DISTRIBUTIONS:
   From investment income ........................                     (0.06)          (0.01)
                                                                     -------         -------
      Total distributions ........................                     (0.06)          (0.01)
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 11.98         $ 10.06
                                                                     =======         =======
TOTAL RETURN(3) ..................................                     19.76%           0.71%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
      Including expense limitations ..............                      1.25%           1.25%*
      Excluding expense limitations ..............                      4.35%           6.02%*
   Net investment income .........................                      0.38%           0.51%*
Portfolio turnover rate ..........................                        64%             63%**
Net assets at the end of period (000 omitted) ....                   $    12         $    10

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income per share was calculated  using the average  shares  outstanding method.
(3) Total return does not reflect the impact of the maximum  front-end  sales load of 3.50%.  If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                            FOR THE YEARS ENDED JUNE 30,
                                                             -----------------------------------------------------------
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES                   2007         2006         2005         2004         2003
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR .................       $ 11.29      $ 10.63      $ 10.75      $  8.59      $  9.15
                                                             -------      -------      -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment loss(1)............................          (0.09)       (0.07)       (0.07)       (0.07)       (0.02)
   Net realized and unrealized gain (loss) on
      investments....................................           1.81         1.48         0.67         2.23        (0.54)
                                                             -------      -------      -------      -------      -------
      Total from investment operations...............           1.72         1.41         0.60         2.16        (0.56)
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net realized gains ..........................          (1.69)       (0.75)       (0.72)          --           --
                                                             -------      -------      -------      -------      -------
      Total distributions............................          (1.69)       (0.75)       (0.72)          --           --
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- END OF YEAR .......................       $ 11.32      $ 11.29      $ 10.63      $ 10.75      $  8.59
                                                             =======      =======      =======      =======      =======
TOTAL RETURN ........................................          16.40%       13.65%        5.65%       25.15%       (6.12)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations..................           1.53%        1.34%        1.27%        1.19%        1.00%
      Excluding expense limitations .................           1.54%        1.36%        1.29%        1.21%        1.01%
   Net investment loss...............................          (0.82)%      (0.70)%      (0.69)%      (0.74)%      (0.21)%
Portfolio turnover rate..............................            137%         142%          15%         142%          62%
Net assets at the end of year (000 omitted) .........        $33,275      $48,750      $53,510      $73,324      $73,700

-----------------

(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) For the periods presented  through November 30, 2003, the Fund operated as a feeder fund in a master-feeder  structure.
    The expense and net  investment  loss ratios  include  expenses  allocated  from the master fund, WT  Investment  Trust
    I--Small Cap Core Series (the "Series") and the portfolio  turnover rate reflected  investment  activity of the Series.
    For the period  December 1, 2003 through June 30, 2005, the Fund operated in a "fund of funds"  structure.  The expense and net investment  income (loss) ratios during this period include  expenses  allocated from the underlying  funds, WT
    Investment  Trust  I--Small Cap Growth Series and WT  Investment  Trust  I--Small Cap Value  Series,  and the portfolio turnover rate reflects the Fund's  investment  activity.  Effective July 1, 2005, the Portfolio no longer operates in a
    "fund of funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE   DECEMBER 20, 2005 (1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
SMALL-CAP CORE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD .....................         $ 11.27         $ 10.67
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment loss(2) ..................................           (0.12)          (0.06)
   Net realized and unrealized gain on investments .........            1.81            0.66
                                                                     -------         -------
      Total from investment operations......................            1.69            0.60
                                                                     -------         -------
DISTRIBUTIONS:
   From net realized gains .................................           (1.69)             --
                                                                     -------         -------
      Total distributions ..................................           (1.69)             --
                                                                     -------         -------

NET ASSET VALUE -- END OF PERIOD ...........................         $ 11.27         $ 11.27
                                                                     =======         =======
TOTAL RETURN(3) ............................................           16.15%           5.62%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
          Including expense limitations ....................            1.78%           1.64%*
          Excluding expense limitations ....................            1.79%           1.67%*
   Net investment loss .....................................           (1.09)%         (0.96)%*
Portfolio turnover rate ....................................             137%            142%(4)
Net assets at the end of period (000 omitted) ..............         $    12         $    11

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) Total  return does not reflect the impact of the maximum  front-end  sales load of 3.50%.  If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.33         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ...............                        --           (0.01)
   Net realized and unrealized gain on investments                      1.86            0.34
                                                                     -------         -------
      Total from investment operations ...........                      1.86            0.33
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 12.19         $ 10.33
                                                                     =======         =======
TOTAL RETURN .....................................                     18.01%           3.30%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
          Including expense limitations ..........                      1.05%           1.05%*
          Excluding expense limitations ..........                      7.61%           8.17%*
   Net investment income (loss) ..................                      0.04%          (0.25)%*
Portfolio turnover rate ..........................                        57%             55%**
Net assets at the end of period (000 omitted) ....                   $ 2,216         $ 3,343

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income  (loss)  per  share was  calculated  using  the  average  shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE   DECEMBER 20, 2005 (1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
SMALL-CAP GROWTH FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.32         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment loss(2) ........................                     (0.02)          (0.03)
   Net realized and unrealized gain on investments                      1.84            0.35
                                                                     -------         -------
      Total from investment operations ...........                      1.82            0.32
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 12.14         $ 10.32
                                                                     =======         =======
TOTAL RETURN(3) ..................................                     17.64%           3.20%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
          Including expense limitations ..........                      1.30%           1.30%*
          Excluding expense limitations ..........                      7.89%           9.39%*
   Net investment loss ...........................                     (0.15)%         (0.54)%*
Portfolio turnover rate ..........................                        57%             55%**
Net assets at the end of period (000 omitted) ....                   $    12         $    10

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) Total  return does not reflect the impact of the maximum  front-end  sales load of 3.50%.  If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE    DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.38         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ......................                      0.06            0.05
   Net realized and unrealized gain on investments                      2.18            0.36
                                                                     -------         -------
      Total from investment operations ...........                      2.24            0.41
                                                                     -------         -------
DISTRIBUTIONS:
   From investment income ........................                     (0.08)          (0.03)
                                                                     -------         -------
Total distributions ..............................                     (0.08)          (0.03)
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 12.54         $ 10.38
                                                                     =======         =======
TOTAL RETURN .....................................                     21.69%           4.13%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
          Including expense limitations ..........                      1.05%           1.05%*
          Excluding expense limitations ..........                     10.11%          18.03%*
   Net investment income .........................                      0.50%           0.92%*
Portfolio turnover rate ..........................                       116%             60%**
Net assets at the end of period (000 omitted) ....                   $ 1,605         $ 1,371

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income per share was calculated  using the average  shares  outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                  FOR THE PERIOD
                                                                     FOR THE   DECEMBER 20, 2005(1)
                                                                    YEAR ENDED        THROUGH
                                                                     JUNE 30,        JUNE 30,
                                                                       2007            2006
                                                                     -------   ---------------------
SMALL-CAP VALUE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........                   $ 10.38         $ 10.00
                                                                     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ......................                      0.03            0.03
   Net realized and unrealized gain on investments                      2.19            0.37
                                                                     -------         -------
      Total from investment operations ...........                      2.22            0.40
                                                                     -------         -------
DISTRIBUTIONS:
   From investment income ........................                     (0.06)          (0.02)
                                                                     -------         -------
Total distributions ..............................                     (0.06)          (0.02)
                                                                     -------         -------
NET ASSET VALUE -- END OF PERIOD .................                   $ 12.54         $ 10.38
                                                                     =======         =======
TOTAL RETURN(3) ..................................                     21.41%           4.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

   Expenses:
          Including expense limitations ..........                      1.30%           1.30%*
          Excluding expense limitations ..........                     10.33%          18.51%*
   Net investment income .........................                      0.37%           0.58%*
Portfolio turnover rate ..........................                       116%             60%**
Net assets at the end of period (000 omitted) ....                   $    25         $    10

-----------------

*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net  investment  income per share was calculated  using the average  shares  outstanding method.
(3) Total return does not reflect the impact of the maximum  front-end  sales load of 3.50%.  If reflected, the return would be lower.

     The accompanying notes are an integral part of thefinancial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, seven of which are included in these financial statements. The seven series included are: Wilmington Large-Cap Core Fund ("Large-Cap Core Fund"), Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), Wilmington Mid-Cap Core Fund ("Mid-Cap Core Fund"), Wilmington Small-Cap Core Fund ("Small-Cap Core Fund"), Wilmington Small-Cap Growth Fund ("Small-Cap Growth Fund") and Wilmington Small-Cap Value Fund ("Small-Cap Value Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares and are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
   Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") manage a portion of the assets of the Small-Cap Core Fund. Wilmington Trust Corporation owns a controlling interest in CRM and Roxbury and as such are affiliated.

   For the year ended June 30, 2007, RSMC's fees were as follows:


                                  GROSS FEES      FEES WAIVED    % OF AVERAGE DAILY NET ASSETS
                                  ----------      -----------    -----------------------------

   Large-Cap Core Fund......        $238,466      $(126,514)     0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                 0.50% in excess of $2 billion

   Large-Cap Growth Fund....         259,731             --      0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                 0.50% in excess of $2 billion

   Large-Cap Value Fund.....         249,300             --      0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                 0.50% in excess of $2 billion

   Mid-Cap Core Fund........          32,297        (32,297)     0.70% up to $1 billion; 0.65% of next $1 billion; and
                                                                 0.60% in excess of $2 billion

   Small-Cap Core Fund......          88,344             --      0.75% on those assets directly managed by RSMC

   Small-Cap Growth Fund....          16,539        (16,539)     0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                 0.65% in excess of $2 billion

   Small-Cap Value Fund.....          11,525        (11,525)     0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                 0.65% in excess of $2 billion

  For the year ended June 30, 2007, Roxbury's and CRM's fees for the Small-Cap Core Fund were as follows:


   CRM......................        $109,102      $      --      0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                 0.65% in excess of $2 billion of asset managed by CRM

   Roxbury .................         132,046             --      1.00% up to $1 billion; 0.95% of next $1 billion; and
                                                                 0.90% in excess of $2 billion of assets managed by Roxbury

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services), exceed the following percentages of average daily net assets:

                                         EXPENSE LIMITATION*     EXPIRATION DATE
                                         ------------------      ---------------

   Large-Cap Core Fund..............            0.80%              July 1, 2011
   Mid-Cap Core Fund................            1.00%              July 1, 2011
   Small-Cap Growth Fund............            1.05%              July 1, 2011
   Small-Cap Value Fund.............            1.05%              July 1, 2011

   * This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2007, are shown separately on the statements of operations.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   Certain  Funds  effect  trades for security  purchase  and sale  transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2007 were as follows:

   Large-Cap Core Fund.........................       $  85,601
   Large-Cap Growth Fund.......................         107,415
   Large-Cap Value Fund........................          88,931
   Mid-Cap Core Fund...........................          11,596
   Small-Cap Core Fund.........................          93,415
   Small-Cap Growth Fund.......................           8,815
   Small-Cap Value Fund........................           8,801

   As of June 30, 2007, Wilmington Trust Corporation owned a majority of the outstanding shares of the Small-Cap Value Fund.

4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the year  ended June 30,  2007,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) were as follows:


                                           LARGE-CAP       LARGE-CAP      LARGE-CAP      MID-CAP
                                           CORE FUND      GROWTH FUND    VALUE FUND     CORE FUND
                                           -----------    -----------   -----------    ----------
   Purchases..........................     $28,661,704    $37,619,578   $34,209,312    $2,939,846
   Sales..............................      50,312,988     53,209,151    44,184,464     5,529,967



                                            SMALL-CAP      SMALL-CAP      SMALL-CAP
                                            CORE FUND     GROWTH FUND    VALUE FUND
                                           -----------    -----------    -----------
   Purchases .........................     $53,111,736     $1,276,398    $1,784,249
   Sales..............................      74,137,539      2,642,741     1,810,762

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Core, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows.


                                                                        INSTITUTIONAL SHARES                       A SHARES
                                                                  ------------------------------------------------------------------
                                                                    SHARES               DOLLARS             SHARES          DOLLARS
                                                                  ----------           ------------           -----          -------
Large-Cap Core Fund
-------------------
Sold ...................................................             401,797           $  7,064,729              --          $    --
Issued on Reinvestment of distributions ................               8,040                141,167               6              107
Redeemed ...............................................          (1,727,739)           (29,388,023)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................          (1,317,902)          $(22,182,127)              6          $   107
                                                                  ==========           ============           =====          =======
Large-Cap Growth Fund
---------------------
Sold ...................................................             477,469           $  5,640,168              --          $    --
Issued on Reinvestment of distributions ................               2,822                 33,071              --                4
Redeemed ...............................................          (1,902,488)           (21,418,166)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................          (1,422,197)          $(15,744,927)             --          $     4
                                                                  ==========           ============           =====          =======
Large-Cap Value Fund
--------------------
Sold ...................................................             335,439           $  4,028,499           1,784          $19,607
Issued on Reinvestment of distributions ................              28,627                341,804              27              324
Redeemed ...............................................          (1,247,155)           (14,855,169)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................            (883,089)          $(10,484,866)          1,811          $19,931
                                                                  ==========           ============           =====          =======
Mid-Cap Core Fund
-----------------
Sold ...................................................              23,520           $    262,698              --          $    --
Issued on Reinvestment of distributions ................                 840                  9,125               6               61
Redeemed ...............................................            (280,101)            (2,939,639)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................            (255,741)          $ (2,667,816)              6          $    61
                                                                  ==========           ============           =====          =======
Small-Cap Core Fund
-------------------
Sold ...................................................             125,367           $  1,374,656              --          $    --
Issued on Reinvestment of distributions ................             464,700              4,874,701             152            1,582
Redeemed ...............................................          (1,968,864)           (21,644,496)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................          (1,378,797)          $(15,395,139)            152          $ 1,582
                                                                  ==========           ============           =====          =======
Small-Cap Growth Fund
---------------------
Sold ...................................................               9,430           $     99,849              --          $    --
Redeemed ...............................................            (151,158)            (1,507,744)             --               --
                                                                  ----------           ------------           -----          -------
Net decrease ...........................................            (141,728)          $ (1,407,895)             --          $    --
                                                                  ==========           ============           =====          =======
Small-Cap Value Fund
--------------------
Sold ...................................................              18,417           $    204,245             957          $ 9,799
Issued on Reinvestment of distributions ................                 775                  8,771              10              109
Redeemed ...............................................             (23,402)              (270,415)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................              (4,210)          $    (57,399)            967          $ 9,908
                                                                  ==========           ============           =====          =======

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

Transactions in shares of capital stock for the period ended June 30, 2006 for the Institutional Shares and A Shares were as follows.


                                                                        INSTITUTIONAL SHARES                      A SHARES(1)
                                                                  ------------------------------------------------------------------
                                                                    SHARES               DOLLARS             SHARES          DOLLARS
                                                                  ----------           ------------        ----------        -------
Large-Cap Core Fund
-------------------
Sold ...................................................           1,934,048           $ 31,936,144             609          $10,000
Issued on Reinvestment of distributions ................              15,860                258,434               3               54
Redeemed ...............................................            (496,426)            (8,270,150)             --               --
                                                                  ----------           ------------           -----          -------
Net increase ...........................................           1,453,482           $ 23,924,428             612          $10,054
                                                                  ==========           ============           =====          =======
Large-Cap Growth Fund
---------------------
Sold ...................................................           2,073,768           $ 23,419,306             901          $10,000
Issued on Reinvestment of distributions ................                 908                 10,074              --               --
Redeemed ...............................................            (859,125)            (9,387,352)             --               --
                                                                  ----------           ------------           -----          -------
Net increase ...........................................           1,215,551           $ 14,042,028             901          $10,000
                                                                  ==========           ============           =====          =======
Large-Cap Value Fund
--------------------
Sold ...................................................             315,909           $  3,409,162             944          $10,000
Issued on Reinvestment of distributions ................              40,816                433,276               3               33
Redeemed ...............................................          (1,190,755)           (12,632,983)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................            (834,030)          $ (8,790,545)            947          $10,033
                                                                  ==========           ============           =====          =======
Mid-Cap Core Fund
-----------------
Sold ...................................................             624,772           $  6,362,244           1,000          $10,000
Issued on Reinvestment of distributions ................                 310                  3,037               1               10
Redeemed ...............................................             (32,161)              (322,918)             --               --
                                                                  ----------           ------------           -----          -------
Net increase ...........................................             592,921           $  6,042,363           1,001          $10,010
                                                                  ==========           ============           =====          =======
Small-Cap Core Fund
-------------------
Sold ...................................................             610,367           $  6,898,260             937          $10,000
Issued on Reinvestment of distributions ................             236,170              2,519,931              --               --
Redeemed ...............................................          (1,562,363)           (17,469,366)             --               --
                                                                  ----------           ------------           -----          -------
Net increase (decrease) ................................            (715,826)          $ (8,051,175)            937          $10,000
                                                                  ==========           ============           =====          =======
Small-Cap Growth Fund
---------------------
Sold ...................................................             339,280           $  3,522,700           1,000          $10,000
Redeemed ...............................................             (15,661)              (157,889)             --               --
                                                                  ----------           ------------           -----          -------
Net increase ...........................................             323,619           $  3,364,811           1,000          $10,000
                                                                  ==========           ============           =====          =======
Small-Cap Value Fund
--------------------
Sold ...................................................             131,807           $  1,347,000           1,000          $10,000
Issued on Reinvestment of distributions ................                 365                  3,699               2               20
                                                                  ----------           ------------           -----          -------
Net increase ...........................................             132,172           $  1,350,699           1,002          $10,020
                                                                  ==========           ============           =====          =======

------------------
(1) Commenced operations on December 20, 2005.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification. At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, over distribution of ordinary income, and non-deductible excise tax:


                                  LARGE-CAP       LARGE-CAP      LARGE-CAP     MID-CAP     SMALL-CAP     SMALL-CAP    SMALL-CAP
                                  CORE FUND      GROWTH FUND    VALUE FUND    CORE FUND   CORE FUND     GROWTH FUND   VALUE FUND
                                  ---------      -----------    ----------    ---------   ---------     -----------   ----------
   Paid-in capital........          $  --           $(976)         $(946)       $(758)     $     --         $(1)        $(107)
   Undistributed net
      investment income
      (accumulated loss)..           (237)            763            756          734       325,061           1            83
   Accumulated net
      realized gain (loss)
      on investments......            237             213            190           24      (325,061)         --            24


   The tax character of distributions paid during years ended June 30, 2007 and 2006 was as follows:


                                    LARGE-CAP     LARGE-CAP    LARGE-CAP    MID-CAP       SMALL-CAP      SMALL-CAP
                                    CORE FUND    GROWTH FUND  VALUE FUND   CORE FUND      CORE FUND     VALUE FUND
                                    ---------    -----------  ----------   ---------      ----------    ----------
   YEAR ENDED JUNE 30, 2007
   Ordinary income...............   $420,669       $49,613     $501,320      $37,685      $1,913,850      $11,085
   Return of capital.............         --            --           --          650              --           --
   Long-term capital gains.......         --            --           --           --       3,798,281           --
                                    --------       -------     --------      -------      ----------      -------
       Total distributions.......   $420,669       $49,613     $501,320      $38,335      $5,712,131      $11,085
                                    ========       =======     ========      =======      ==========      =======
   YEAR ENDED JUNE 30, 2006
   Ordinary income...............   $688,850       $15,667     $650,383      $13,758      $1,148,432      $ 4,277
   Long-term capital gains.......         --            --           --           --       2,170,790           --
                                    --------       -------     --------      -------      ----------      -------
       Total distributions.......   $688,850       $15,667     $650,383      $13,758      $3,319,222      $ 4,277
                                    ========       =======     ========      =======      ==========      =======


WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   As of June 30, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:


                              LARGE-CAP      LARGE-CAP      LARGE-CAP    MID-CAP      SMALL-CAP   SMALL-CAP    SMALL-CAP
                              CORE FUND     GROWTH FUND     VALUE FUND   CORE FUND    CORE FUND   GROWTH FUND  VALUE FUND
                             -----------    ------------   -----------   ---------   -----------  -----------  ----------
   Undistributed ordinary
      income..............   $    27,061    $     13,317   $    61,647   $      --   $ 1,261,973   $   1,525    $  6,296
   Undistributed long-term
      capital gains ......            --              --     3,036,058          --     4,528,892          --      19,923
   Capital loss
      carryforwards.......    (2,197,628)    (86,056,993)           --    (157,660)           --    (178,365)         --
   Other temporary
      differences.........       (10,302)        (10,513)      (10,513)     (1,552)      (10,513)     (1,552)     (1,552)
   Net unrealized
      appreciation
      (depreciation) of
      investments.........     4,739,348       3,469,288     7,596,454     830,598     5,308,435     443,155     293,171
                             -----------    ------------   -----------   ---------   -----------   ---------    --------
   Total accumulated
      earnings (deficit)..   $ 2,558,479    $(82,584,901)  $10,683,646   $ 671,386   $11,088,787   $ 264,763    $317,838
                             ===========    ============   ===========   =========   ===========   =========    ========

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2007, each Fund had capital loss carryforwards that will expire as follows:

                                                     LARGE-CAP       LARGE-CAP     MID-CAP    SMALL-CAP
                                                     CORE FUND      GROWTH FUND   CORE FUND   GROWTH FUND
                                                     ---------       ----------   ---------   -----------
   6/30/2009.......................................   $       --    $       --     $     --     $     --
   6/30/2010.......................................           --     49,259,671          --           --
   6/30/2011.......................................    2,144,956     28,793,300          --           --
   6/30/2012.......................................       52,672      8,004,022          --           --
   6/30/2015.......................................            --            --     157,660      178,365

   During the fiscal year ended June 30, 2007,  the  Large-Cap  Core,  Large-Cap
   Growth  and  Large-Cap  Value  Funds  utilized  $3,069,808,   $1,564,892  and
   $2,355,475, respectively, of capital loss carryforwards.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund (the "Funds") (seven of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund series of WT Mutual Fund at June 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


For the fiscal year ended June 30, 2007, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distributions (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.


The percentage of ordinary income distributions that qualify is as follows:

                                                          QUALIFIED
                                                          DIVIDENDS
                                                          ---------
                Large-Cap Core Fund....................    100.0%
                Large-Cap Growth Fund..................    100.0%
                Large-Cap Value Fund...................    100.0%
                Mid-Cap Core Fund......................    100.0%
                Small-Cap Core Fund....................      7.9%
                Small-Cap Value Fund...................    100.0%

For the fiscal year ended June 30, 2007, certain dividends qualify for the dividends-received deduction ("DRD") for corporate shareholders. The percentage of ordinary income distributions that qualify is as follows.

                                                        DRD-ELIGIBLE
                                                          DIVIDENDS
                                                        ------------
                Large-Cap Core Fund....................    100.0%
                Large-Cap Growth Fund..................    100.0%
                Large-Cap Value Fund...................    100.0%
                Mid-Cap Core Fund......................    100.0%
                Small-Cap Core Fund....................      8.0%
                Small-Cap Value Fund...................     99.7%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small-Cap Core Fund paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2007 as follows:

                                             CAPITAL GAIN  CAPITAL GAIN
                                               PER SHARE   DISTRIBUTION
                                             -----------   ------------
                Small-Cap Core Fund........      $1.12     $3,798,281

In January 2008, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES


                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                             PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
NAME AND                   HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE(1)         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
NEIL WOLFSON  (2)       Trustee,            Shall serve at the      President of Wilmington Trust          24       None
Date of Birth: 6/64     President and       pleasure of the         Investment Management, LLC
(1)                     Chief Executive     Board and until         ("WTIM") since November 2006;
                        Officer             successor is elected    Chief Investment Officer of WTIM
                                            and qualified.          from 2004 to 2006; Partner with
                                            Trustee since           KPMG (public accounting) from
                                            November 2005.          1996 to 2004.
                                            President and Chief
                                            Executive Officer
                                            since January 2006.


ROBERT J. CHRISTIAN(3)  Trustee             Shall serve until       Retired since February 2006.           24       Fund Vantage
Date of Birth: 2/49                         death, resignation      Executive Vice President of                     Trust
                                            or removal. Trustee     Wilmington Trust Company from
                                            since October 1998;     February 1996 to February 2006;
                                            President and           President of Rodney Square
                                            Chairman of the         Management Corporation ("RSMC")
                                            Board from October      from 1996 to 2005; Vice
                                            1998 to January         President of RSMC from 2005 to
                                            2006.                   2006.

-------------------

1   The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and the Roxbury Funds (2).
2   Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC
    ("WTIM"), an affiliate of RSMC.
3   Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the
    Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES


                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                            PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
NAME AND                   HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE(1)         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
ROBERT ARNOLD
Date of Birth: 3/44     Trustee             Shall serve until       Founder and co-manager, R.H.           24       First Potomac
                                            death, resignation      Arnold & Co., Inc. (financial                   Realty Trust
                                            or removal. Trustee     consulting) since 1989.                         (real estate
                                            since May 1997.                                                         investment
                                                                                                                    trust).



DR. ERIC BRUCKER        Trustee             Shall serve until       Professor of Economics, Widener        24       None
Date of Birth: 12/41                        death, resignation      University since July 2004;
                                            or removal. Trustee     formerly Dean, School of
                                            since October 1999.     Business Administration of
                                                                    Widener University from 2001 to
                                                                    2004; Dean, College of Business,
                                                                    Public Policy and Health at the
                                                                    University of Maine from
                                                                    September 1998 to June 2001.



NICHOLAS GIORDANO       Trustee and         Shall serve until       Consultant, financial services         24       Kalmar Pooled
Date of Birth: 3/43     Chairman of the     death, resignation      organizations from 1997 to                      Investment
                        Board               or removal. Trustee     present; Interim President,                     Trust;
                                            since October 1998.     LaSalle University from 1998 to                 Independence
                                                                    1999.                                           Blue Cross;
                                                                                                                    IntriCon
                                                                                                                    Corporation
                                                                                                                    (industrial
                                                                                                                    furnaces and
                                                                                                                    ovens); Commerce
                                                                                                                    Bancorp, Inc.;
                                                                                                                    The RBB
                                                                                                                    Fund, Inc.


LOUIS KLEIN, JR.        Trustee             Shall serve until       Self-employed financial                29       CRM Mutual
Date of Birth: 5/35                         death, resignation      consultant since 1991.                          Fund Trust
                                            or removal. Trustee                                                     (since June
                                            since October 1999.                                                     2005); WHX
                                                                                                                    Corporation
                                                                                                                    (industrial
                                                                                                                    manufacturer).


JOHN J. QUINDLEN        Trustee             Shall serve until       Retired since 1993; Former Chief       24       None
Date of Birth: 5/32                         death, resignation      Financial Officer of E.I. du
                                            or removal. Trustee     Pont de Nemours and Co.
                                            since October 1999.


MARK A. SARGENT         Trustee             Shall serve until       Dean and Professor of Law,             24       The RBB Fund,
Date of Birth: 4/51                         death, resignation      Villanova University School of                  Inc.; NYSE
                                            or removal. Trustee     Law since July 1997.                            Regulation,
                                            since November 2001.                                                    Inc.;
                                                                                                                    Financial
                                                                                                                    Industry
                                                                                                                    Regulatory
                                                                                                                    Authority
                                                                                                                    (FINRA)

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                            PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
NAME AND                   HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE(1)         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
CLAYTON M. ALBRIGHT     Vice President      Shall serve at the      Vice President, WTIM since 2006;     N/A        N/A
1100 North Market Street                    pleasure of the         Vice President, RSMC since 2001;
Wilmington, DE 19890                        Board and until         Vice President of Wilmington
Date of Birth: 9/53                         successor is elected    Trust Company since 1997.
                                            and qualified.
                                            Officer since
                                            October 1998.


JOSEPH M. FAHEY, JR.    Vice President      Shall serve at the      Vice President,                      N/A        N/A
1100 North Market Street                    pleasure of the         RSMC since 1992.
Wilmington, DE 19890                        Board and until
Date of Birth: 1/57                         successor is elected
                                            and qualified.
                                            Officer since
                                            November 1999.


JOHN J. KELLEY          Vice President      Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       & Chief Financial   pleasure of the         July 2005; Vice President of
Street                  Officer             Board and until         PFPC Inc. from January 2005 to
Wilmington, DE 19890                        successor is elected    July 2005; Vice President of
Date of Birth: 9/59                         and qualified.          Administration, 1838 Investment
                                            Officer since           Advisors, LP from 1999 to 2005;
                                            September 2005.         Chief Compliance Officer, 1838
                                                                    Investment Advisors, LP from
                                                                    2004 to 2005.


ANNA M. BENCROWSKY      Chief Compliance    Shall serve at the      Chief Compliance Officer, Rodney     N/A        N/A
1100 North Market       Officer &           pleasure of the         Square Management Corporation
Street                  Anti-Money          Board and until         since 2004; Vice President and
Wilmington, DE 19890    Laundering Officer  successor is elected    Chief Compliance Officer, 1838
Date of Birth: 5/51                         and qualified.          Investment Advisors, LP from
                                            Officer since           1998 to 2004.
                                            September 2004.


CHARLES D. CURTIS, JR.  Vice President &    Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       Treasurer           pleasure of the         Feb. 2007; Vice President of
Street                                      Board and until         PFPC Inc. from 1991 to 2007.
Wilmington, DE 19890                        successor is elected
Date of Birth: 10/55                        and qualified.
                                            Officer since
                                            February 2007.


EDWARD W. DIFFIN, JR.   Vice President &    Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       Secretary           pleasure of the         Nov. 2006; Coleman Counsel Per
Street                                      Board and until         Diem from Nov. 2005 to Nov.
Wilmington, DE 19890                        successor is elected    2006; Vice President and Senior
Date of Birth: 1/52                         and qualified.          Counsel of Merrill Lynch & Co.,
                                            Officer since           Inc. from 1994 to 2005.
                                            February 2007.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                  --------------------------------------------


                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                 Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                  --------------------------------------------


                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                  --------------------------------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                  --------------------------------------------



                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                  --------------------------------------------






THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS -- INSTITUTIONAL SHARES OR A SHARES.



EQUITY-ANN-6/07

                                                                      WILMINGTON
                                                                           FUNDS



--------------------------------------------------------------------------------
     MULTI-MANAGER FUNDS
--------------------------------------------------------------------------------

                                 o  LARGE-CAP
                                 o  MID-CAP
                                 o  SMALL-CAP
                                 o  INTERNATIONAL
                                 o  REAL ASSET













                                     ANNUAL
                                  June 30, 2007

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

================================================================================

--------------------------------------------------------------------------------

CONTENTS                                                             page

President's Message ..............................................      3

Expense Disclosure ...............................................     20

Disclosure of Portfolio Holdings .................................     22

Investments ......................................................     25

Financial Statements .............................................     91

Financial Highlights .............................................     95


                                                                     page

Notes to Financial Statements ....................................    105

Report of Independent Registered Public Accounting Firm ..........    116

Tax Information ..................................................    117

Trustees and Officers ............................................    126

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

 It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES-AIG COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

S&P GSCI(TM) TOTAL RETURN INDEX reflects the excess returns that are potentially available through an unleveraged investment in the contracts comprising the S&P GSCI Index plus the Treasury Bill rate of interest that could be earned on funds committed to the trading of the underlying contracts. The S&P GSCI is a production-weighted index of the prices of a diversified basket of futures contracts on physical commodities traded on trading facilities in major industrialized countries.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DESCRIPTION OF INDICES -- CONTINUED
================================================================================


RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P MIDCAP 400(R) INDEX is a market-valued weighted unmanaged index consisting of 400 mid-sized companies chosen by Standard & Poor's. Mid-caps are recognized as an independent asset class, with risk/reward profiles that differ considerably from both large-caps and small-caps. It covers approximately 7% of the U.S. equities market.

S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprises approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P/CITIGROUP EXTENDED MARKET INDEX WORLD EX-U.S. is the small capitalization stock component of the Citigroup Broad Market Index (BMI). The BMI is a float-weighted index that spans 22 countries and includes the listed shares of all companies with available market capitalization (float) of a least $100 million at the end of May each year. Companies are deleted if their float falls below $75 million. Changes are effective before the open of the first business day of July. The EMI Ex-U.S. is defined as those stocks falling at the bottom 20% of the cumulative available capital in each country.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

      As the Funds' 2007 fiscal year drew to a close on June 30, corporate profits remained resilient; the economy appeared to be on solid footing; and, the Federal Reserve's Open Market Committee (the "Fed") seemed content with its 5.25% target for short-term interest rates. Oil breached $70/barrel, a level not seen since the spring and summer months of 2006. Fortunately, job creation was solid and employee wage gains continued to support a stable environment from the consumer side of the economy with the average consumer appearing to be able to absorb these higher energy costs. The turmoil emanating from the sub-prime mortgage market continued to fester with high delinquencies and inventories of unsold homes continuing to rise. Bear Stearns' bailout of two of its hedge funds caused increased angst among investors. Concerns about the use of leverage to bet on mortgage securities whose collateral comes into question can lead to a re-pricing of the entire sector. The unwinding of these leveraged bets on sub-prime mortgages could snowball into a dramatic revaluation of these securities that could have far-reaching effects on the financial market as a whole. There is already some evidence of spread widening in the more speculative areas of the bond market which may cause a dampening of capital formation for more speculative ventures.

      The Fed continued to cast a wary eye toward future inflation. The economy appeared to hit a bottom in terms of growth in the first quarter of 2007, when the gross domestic product expanded at an inflation-adjusted annual rate of just 0.7%. In late July, the Commerce Department estimated that the production of goods and services had accelerated to 3.4% in the second quarter, though two more estimates of growth in the period were yet to be released. Averaging the first and second quarter growth rates produces an expected average growth rate near 2.1%. Renewed strength in the economy (at least relative to the very slow first quarter) brings the specter of higher inflation and an active Fed. However, worldwide rates appear stable; the European Central Bank, for example, passed on its most recent opportunity to raise rates. As the market turns to an expectation of higher future growth, smaller cap stocks have performed better. The second quarter started out with a focus on large-cap growth stocks with international exposure that benefited from higher growth rates abroad. In June, small-cap growth stocks outperformed on the prospect of higher growth in the domestic economy, especially with monetary restraint being applied in international markets. Higher interest rates created some competition for high yielding equities, especially in light of the possible loss of the favorable tax treatment of dividends after the 2008 election. The ongoing problems in the mortgage market continued to weigh heavily on financial stocks.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") trailed the Russell 1000 Index for the year ended June 30, 2007, returning 18.45% while the Index posted a 20.43% gain over the same period. Since its inception in July of 2003, the Fund has trailed its Lipper Large Cap Equity peer group modestly (11.36% versus 12.12%) as well as its benchmark (11.36% versus 14.08%), but the gap is narrowing. The Fund has had a 50% growth/50% value style allocation since October 1, 2006 (prior to that, the Fund had a value tilt, which had been in place since 2004).

      First Quadrant, the Fund's quantitative manager, matched the performance of the S&P 500 Index for the year. The manager posted a 20.9% return versus a 20.6% return for the index. The Fund benefited from strong stock selection in the Information Technology and Industrials sectors, as well as an overweight coupled with solid stock selection in the Consumer Discretionary sector.

      The Fund's active value manager, Armstrong Shaw, trailed the Russell 1000 Value Index by 130 basis points (20.6% vs. 21.9%) for the year due primarily to weak relative performance in the Telecommunications sector. The manager maintains a bias towards high quality companies with solid earnings and cash flows, which it feels will benefit from an increase in the perceived risk in world markets.

      Montag & Caldwell, the Fund's active growth manager, underperformed its benchmark for the year ended June 30, 2007. The manager returned 16.4% versus the Russell 1000 Growth Index's return of 19.0% for the period. The portfolio benefited slightly from its overweight to higher quality issues; however, overweights to Energy and Consumer Staples, coupled with poor stock selection in those sectors, accounted for the majority of the underperformance. The manager is, however, encouraged by the prospect for a rotation back into high quality growth companies due to attractive relative valuations, as well as an increase in market volatility and perceived risk.

      Finally, on December 5, 2006, the Fund retained Wilmington Trust Investment Management ("WTIM") to implement a passive strategy of acquiring large capitalization stocks and weighting the resulting portfolio using three fundamental metrics: dividends, free cash flows, and income, rather than market capitalization. The performance of the Fundamentally Weighted Equity strategy for the first half of 2007 (January 1, 2007 through June30, 2007) has been good, with the strategy matching the performance of the Russell 1000 Value Index (6.2%vs.6.2%).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


      The top ten holdings as of June 30, 2007, representing approximately 33.6% of total investments, were:

                                          PERCENT OF TOTAL                                                PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                         INVESTMENTS
--------------------------                ----------------      --------------------------                ----------------
iShares Russell 1000 Growth Index Fund         19.4%            Cisco Systems, Inc.                             1.5%
Bank of America Corp.                           2.3%            Hewlett-Packard Co.                             1.5%
Citigroup, Inc.                                 1.9%            Goldman Sachs Group, Inc.                       1.3%
General Electric Co.                            1.8%            International Business Machines Corp.           1.2%
ConocoPhillips                                  1.7%            Tesoro Corp.                                    1.0%

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                     Large-Cap Fund
                     Russell 1000        S&P 500      Institutional
                            Index          Index              Index
            7/01/03        10,000         10,000             10,000
            6/30/04        11,948         11,911             11,318
            6/30/05        12,894         12,665             12,195
            6/30/06        14,066         13,758             12,984
            6/30/07        16,940         16,589             15,379

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND

---------------------------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                         ------------------------------------------
                                                                        SINCE             SINCE
                                                         1 YEAR      INCEPTION(1)      INCEPTION(2)
                                                         ------      ------------      ------------
Large-Cap Fund -- Institutional Shares                    18.45%        11.36%              NA
Large-Cap Fund -- A Shares  (with sales charge)(3)        14.09%          NA               9.84%
Large-Cap Fund -- A Shares at NAV                         18.26%          NA              12.41%
Russell 1000 Index                                        20.43%        14.08%            14.43%
S&P 500 Index                                             20.57%        13.49%            14.41%
---------------------------------------------------------------------------------------------------

-------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003,   COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES, THROUGH JUNE 30, 2007.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER MID-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Mid-Cap Fund (the "Fund") returned 17.24% for the year ended June 30, 2007, compared to a return of 20.83% for the Russell Midcap Index.

      The Fund currently utilizes four active managers, an index manager, and an investment in exchange-traded funds. Bennett Lawrence Management ("BLM") is an active growth manager focusing on stocks with both increasing revenue and earnings growth. Equity Investment Corporation ("EIC") is an active value manager seeking companies selling at a discount to their "true" value based upon proprietary, in-house valuation models. In late 2006, the Fund added Wilmington Trust Investment Management ("WTIM") to implement a passive strategy of acquiring mid-cap stocks and weighting the resulting portfolio using several fundamental metrics, rather than market capitalization. The Fund also added, in late 2006, Robeco USA ("Robeco") to manage a disciplined core strategy focused on stock selection by combining momentum and valuation factors to predict performance of the stocks in their universe.

      The Fund started the period with a neutral value/growth stance but shifted towards value over the majority of the fiscal year, with the allocation reaching as high as 70% value/30% growth. It finished the year back at a neutral value/growth stance. Overall, the style tilt created a slight drag on performance.

      The Fund's exposure to the S&P MidCap 400 Index in the first five months of the period also contributed to the Fund's underperformance, with the S&P Index trailing the Russell Midcap Index by nearly 350 basis points.

      EIC outperformed its benchmark index, the Russell Midcap Value Index, by over 400 basis points as several of its holdings were targets of takeover activity. Its results were also aided by its continued underexposure to utilities and REITs which both lagged the index in the period.

      BLM slightly trailed the Russell Midcap Growth Index for the period by 50 basis points. In the first months of the period, several stock-specific events negatively impacted its portfolio, especially in health care. Its strategy of investing in companies with increasing revenue and earnings growth, especially those that exceed expectations, was not rewarded in the second half of 2006 as those stocks in the Russell Midcap Growth Index with the lowest earnings growth numbers were the best performers. In the last six months, BLM exceeded its benchmark index by over 350 basis points. Its philosophy of investing in companies that exceed expected reported earnings came through quite strongly in the last six months as well as benefiting from excellent stock selection in Technology and Aerospace.

      Since Robeco's introduction into the Fund in late 2006, it has slightly outperformed its benchmark, the Russell Midcap Index. The quantitative factors in its favor included positive earnings surprise, price momentum, and low price-to-cash flow. The other six factors in its model had no material effect on period performance. Positive stock selection in Electronics and Beverages helped to boost its performance.

      The Fundamentally Weighted Equity strategy, run internally by the WTIM equity team, slightly exceeded the Russell Midcap Value Index by 50 basis points. Emphasizing companies with high free cash flow was the strongest performer of the factors utilized by the portfolio manager. Positive stock selection also contributed towards its excess returns.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      The top ten holdings as of June 30, 2007, representing approximately 26.3% of total investments, were:

                                          PERCENT OF TOTAL                                                PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                         INVESTMENTS
--------------------------                ----------------      --------------------------                ----------------
iShares Russell Midcap Growth Index Fund       17.7%            Molson Coors Brewing Co. - Class B              0.9%
Precision Castparts Corp.                       1.3%            Tidewater, Inc.                                 0.8%
Celanese Corporation                            1.2%            Comerica, Inc.                                  0.8%
American Electric Power Co., Inc.               1.1%            Eaton Corp.                                     0.8%
Cummins, Inc.                                   1.0%            AutoZone, Inc.                                  0.7%


             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                      WILMINGTON MULTI-MANAGER MID-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                   Russell Midcap     S&P MidCap         Mid-Cap Fund --
                            Index      400 Index    Institutional Shares
          7/01/03          10,000         10,000                  10,000
          6/30/04          12,939         12,798                  12,210
          6/30/05          15,154         14,592                  13,343
          6/30/06          17,224         16,486                  14,668
          6/30/07          20,811         19,540                  17,197

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                      WILMINGTON MULTI-MANAGER MID-CAP FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                         ------------------------------------------
                                                                        SINCE             SINCE
                                                         1 YEAR      INCEPTION(1)      INCEPTION(2)
                                                         ------      ------------      ------------
Mid-Cap Fund -- Institutional Shares                      17.24%        14.52%              NA
Mid-Cap Fund -- A Shares (with sales charge)(3)           12.86%          NA               9.96%
Mid-Cap Fund -- A Shares at NAV                           16.97%          NA              12.58%
Russell Midcap Index                                      20.83%        20.11%            16.84%
S&P MidCap 400 Index                                      18.51%        18.23%            15.08%
---------------------------------------------------------------------------------------------------

-------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MID-CAP SECURITIES ARE SUBJECT TO RISKS DUE TO MID-CAP COMPANIES BEING MORE VULNERABLE THAN LARGER COMPANIES TO ADVERSE BUSINESS ECONOMIC DEVELOPMENTS. MID-CAP SECURITIES ALSO MAY BE LESS LIQUID AND MORE VOLATILE THAN SECURITIES OF LARGER COMPANIES.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003,   COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES, THROUGH JUNE 30, 2007.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER SMALL-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Small-Cap Fund (the "Fund") returned 14.42% for the year ended June 30, 2007, compared to a return of 16.43% for the Russell 2000 Index.

      The Fund employs two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("SFM"), as well as an index manager, and investments in exchange traded funds (iShares Trust) based on the S&P SmallCap 600 Index and the Russell 2000 Index. The Fund also added Wilmington Trust Investment Management ("WTIM") in December 2006 to manage a passive component acquiring small-cap stocks and weighting the resulting portfolio using several fundamental metrics, rather than market capitalization.

      The Fund tended to have a tilt toward value over the majority of the fiscal year, with the allocation reaching as high as 70% value/30% growth. It finished the year transitioning to a 60% growth/40% value tilt. Overall, the style tilt created a drag on performance, particularly in 2007 as the small-cap market accelerated its rotation toward growth. For the trailing six months, growth has stretched to a 550 basis point lead over value.

      The Fund's exposure to the S&P SmallCap 600 Index also contributed to the Fund's underperformance, with the S&P Index trailing the Russell 2000 Index for the fiscal year by 40 bps. This difference, however, has been improving, with the S&P Index adding over 200 basis points over the Russell 2000 Index in 2007.

      Batterymarch ended the fiscal year behind the Russell 2000 Growth Index. While the manager proved successful in identifying a number of key factors that proved beneficial to stock returns for the year, including earnings growth, price to earnings and a slightly larger market capitalization, its portfolio suffered from a few stock-specific events, particularly during the third and fourth quarters of 2006. 2007 has proved to be much better, with the manager's process adding 170 basis points of value over the index for the first six months of this year.

      SFM was able to outpace its index during the fiscal year, with the majority of the gain coming during the second half, when the manager was 390 basis points ahead. The manager's preference for companies with high degrees of free cash flow compared to their peers has been strongly rewarded in 2007 and has accounted for the majority of the excess return. SFM has also been astute in sector and industry selections, adding some additional value to the Fund.

      Finally, the Fundamentally Weighted Equity strategy employed by WTIM was also able to add value. Though only seven months old, the strategy was able to post results in excess of its value benchmark, adding a small benefit to the Fund in 2007.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      The top ten holdings as of June 30, 2007, representing approximately 21.3% of total investments, were:

                                          PERCENT OF TOTAL                                                PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                         INVESTMENTS
--------------------------                ----------------      --------------------------                ----------------
iShares S&P SmallCap 600 Growth Index Fund     17.0%            CommScope, Inc.                                 0.5%
Priceline.com, Inc.                            0.5%             j2 Global Communications, Inc.                  0.5%
Western Refining, Inc.                         0.5%             Phillips-Van Heusen Corp.                       0.5%
Ceradyne, Inc.                                 0.5%             Chattem, Inc.                                   0.4%
Hub Group, Inc. - Class A                      0.5%             Sterling Financial Corp./Washington             0.4%


             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                Russell 2000        S&P SmallCap           Small-Cap Fund --
                       Index           600 Index        Institutional Shares
7/01/03               10,000              10,000                      10,000
6/30/04               13,335              13,525                      12,800
6/30/05               14,596              15,344                      14,245
6/30/06               16,721              17,481                      15,729
6/30/07               19,469              20,285                      17,997

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND

---------------------------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                         ------------------------------------------
                                                                        SINCE             SINCE
                                                         1 YEAR      INCEPTION(1)      INCEPTION(2)
                                                         ------      ------------      ------------
Small-Cap Fund -- Institutional Shares                    14.42%        15.82%              NA
Small-Cap Fund -- A Shares (with sales charge)(3)         10.27%          NA              10.38%
Small-Cap Fund -- A Shares at NAV                         14.24%          NA              13.00%
Russell 2000 Index                                        16.43%        18.12%            15.33%
S&P SmallCap 600 Index                                    16.04%        19.34%            15.65%
---------------------------------------------------------------------------------------------------

------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003,   COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES, THROUGH JUNE 30, 2007.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

      The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned 30.57% for the year ended June 30, 2007, compared to a return of 27.00% for the MSCI EAFE Index.

      For the twelve months ending June 30, 2007, international stocks bested their domestic counterparts, aided by a tailwind from a weaker dollar as the MSCI EAFE Index was up 27.0% in U.S. dollar terms and gained 23.5% in local currency terms. Emerging markets remained the sweet spot for non-U.S. investments as they gained 45.0% as measured by the MSCI Emerging Markets Index.

      The Fund currently has five active sub-advisers along with an investment in exchange-traded funds. On June 1, the Fund added Dimensional Fund Advisors ("Dimensional") as a new sub-adviser to manage a dedicated large-cap value portfolio reflecting the Fund's tactical shift towards value. Dimensional delivers asset class returns in a cost-efficient manner while designing its portfolios to provide targeted exposures to systematic risk factors and capturing its expected returns. Goldman Sachs Asset Management ("GSAM") attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the index. Julius Baer Investment Management ("JBIM") employs a more flexible approach and allows for greater concentrations in various countries, sectors, and industries. Acadian is a quantitative active manager which employs the use of analytic models for active stock selection as well as sector and country valuation. Boston Company Asset Management ("BCAM") runs a dedicated small-cap portfolio utilizing both quantitative models and fundamental research for active stock selection while maintaining neutral positions with regard to sectors and countries.

      Acadian achieved over 600 basis points of excess return driven by its particularly robust quantitative stock selection models. GSAM also experienced excess returns of over 250 basis points in the period as all six of its investment themes were positive contributors. In particular, valuation was the biggest positive contributor to relative returns, as inexpensive companies outperformed their more richly valued industry counterparts. JBIM exceeded its benchmark index by over 550 basis points resulting from an overweight position in Central and Eastern European emerging markets and a continued underweight position in Japan, the weakest performing of the 21 countries in the MSCI EAFE Index. BCAM trailed its benchmark index as it experienced a reversal among a group of holdings that were strong 2006 performers in addition to having a tilt toward higher quality stocks which underperformed the index during the period.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      The top ten holdings as of June 30, 2007, representing approximately 21.4% of total investments, were:

                                          PERCENT OF TOTAL                                                PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                         INVESTMENTS
--------------------------                ----------------      --------------------------                ----------------
iShares MSCI Emerging Markets
  Index Fund                                   6.5%             Royal Bank of Scotland Group PLC                1.4%
Vanguard Emerging Markets Fund                 5.1%             Deutsche Bank AG                                1.0%
BNP Paribas SA                                 1.7%             Vodafone Group PLC ADR                          1.0%
Zurich Financial Services AG                   1.5%             Vivendi Universal SA                            0.9%
Royal Dutch Shell PLC                          1.4%             Repsol YPF SA                                   0.9%

      The following table compares the performance of the Wilmington Multi-Manager International Fund (the "International Fund") and its predecessor, the International Stock Fund (a collective investment fund), with that of the MSCI EAFE Index for the periods ended June 30, 2007. The International Stock Fund's performance (6/30/97 - 6/29/98) has been restated to reflect the annual deduction of fees and expenses applicable to shares of the International Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.


             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                 International Fund --
                         MSCI EAFE Index          Institutional Shares
        6/30/02                    9,249                         8,751
        6/30/03                    8,652                         8,000
        6/30/04                   11,452                        10,329
        6/30/05                   13,015                        12,025
        6/30/06                   16,472                        15,235
        6/30/07                   20,920                        19,893

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND


---------------------------------------------------------------------------------------------------------------------
                                                                          Average Annual Total Returns
                                                         ------------------------------------------------------------
                                                                                          SINCE             SINCE
                                                         1 YEAR         5 YEAR         INCEPTION(1)      INCEPTION(2)
                                                         ------         ------         ------------      ------------
International Fund -- Institutional Shares                30.57%        17.85%            7.12%               NA
International Fund -- A Shares   (with sales charge)(2)   25.73%          NA               NA               23.82%
International Fund -- A Shares at NAV                     30.30%          NA               NA               26.75%
MSCI EAFE Index                                           27.00%        17.73%            7.66%             24.77%
---------------------------------------------------------------------------------------------------------------------

------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR INSTITUTIONAL SHARES BECAUSE THEY ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER REAL ASSET FUND

      For the period July 1, 2006 through June 30, 2007, Institutional Shares of the Wilmington Multi-Manager Real Asset Fund returned 4.89% compared to a return of 3.99% for the Lehman Brothers TIPS Index and 6.63% for a blended benchmark which consists of 50% Lehman Brothers Treasury Inflation Protected Securities Index ("Lehman TIPS"), 30% FTSE NAREIT-Equity Index ("NAREIT"), and 20% Dow Jones-AIG Commodity Index Total Return ("DJ-AIG"). The underperformance relative to the blended benchmark occurred primarily in July 2006 and was the result of the transitioning of assets to a new investment strategy. On May 16, 2006, the shareholders voted to change the fund's focus from investing solely in real estate securities to investing in assets that have their value either directly or indirectly linked to changes in inflation, such as inflation-linked bonds, real estate, and commodities. The ending allocation on June 30, 2007 was 50% inflation-linked bonds, 29% real estate-related securities, 20% commodity/natural resource-related securities, and 1% cash equivalents.

      Standish Mellon Asset Management ("SMAM"), the Fund's only semi-active TIPS manager, was added to the Fund at the beginning of June 2006 and was funded throughout June and July. Its performance for the trailing 12 months (July 1, 2006 through June 30, 2007) was behind that of the Lehman TIPS Index by 50 basis points, due primarily to the large cash flows that occurred during the first two months of the period.

      AEW, one of the two active real estate managers, has remained ahead of the NAREIT since the inception of the Fund, though it trailed the index slightly over the 12 months (11.5% versus 12.6%). The cause of AEW's recent underperformance was its lack of participation in several of the recent REIT privatizations. Takeovers are difficult to predict and AEW felt that most of those to date involved companies where the value was good but the management was not. Because of its two-pronged valuation approach, it was underweighted to some of these companies and did not fully share in those successes. It did, however, share in the Archstone takeover announcement, as it was a company in which they had a meaningful position.

      REMS, the other active real estate manager, beat the NAREIT over the trailing 12 months by over 300 basis points (16.0% vs. 12.6%). REMS had been holding approximately a quarter of its portfolio in REIT preferred equities as a defensive measure. Given its position within the overall Fund, however, it eliminated its preferred holdings at our request during the second quarter of 2007. This decision was made because we believe we can manage the Fund's overall risk at the Fund level, and because we believe that shareholders will be better served having REMS focus solely on REIT equities (REIT preferreds help protect on the downside, but at the expense of not fully participating in the upside). The REIT market had a poor second quarter of 2007, and despite the elimination of preferreds in its portfolio, REMS outperformed the NAREIT during the period by over 600 basis points (-2.8% vs. -9.0%). Its success can be attributed to its smaller-cap REIT exposure and good stock selection, as well as the cash it held while in the process of transitioning out of the preferred holdings.

      The PIMCO CommodityRealReturn Strategy Fund(R) ("PIMCO"), an enhanced index fund that tracks the performance of the DJ-AIG Commodity Index, trailed its benchmark over the 12 months, returning 1.2% versus 2.9% for the index. PIMCO's relative underperformance was driven by its collateral portfolio, which is invested predominantly in TIPS. While TIPS were up for the year, they lagged 3-month Treasury Bills by 100 basis points, which is the implied cost-of-carry for the index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      Also in the commodities space, exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield was initiated at the end of March 2007, with the purchase of an exchange traded fund ("ETF") tracking the index. The index has a higher allocation to energy and gold, both of which are strong inflation hedges. Further, the index employs a unique "roll" structure (for exiting expiring futures contracts), which historically has enhanced returns. During the second quarter of 2007 (April 1, 2007 through June 30, 2007) the ETF returned 1.3%, which was 140 basis points better than the DJ-AIG Commodity Index's return for that period.

      The top ten holdings as of June 30, 2007, representing approximately 55.0% of total investments, were:

                                          PERCENT OF TOTAL                                                PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                         INVESTMENTS
--------------------------                ----------------      --------------------------                ----------------
iPATH Dow Jones-AIG Commodity Index                             U.S. Treasury  Inflation Indexed Notes,
  Total Return Note                            12.1%              3.00%, 07/15/12                               4.9%
iShares Lehman U.S. Treasury Inflation                          PIMCO Commodity  RealReturn Strategy
  Protected Securities Index Fund               5.6%              Fund - Institutional Shares                   4.8%
U.S. Treasury Inflation Indexed Notes,                          U.S. Treasury  Inflation Indexed Notes,
  3.50%, 01/15/11                               5.6%              3.875%, 04/15/29                              4.0%
U.S. Treasury Inflation Indexed Notes,                          U.S. Treasury Inflation Indexed Notes,
  1.875%, 07/15/13                              5.2%              3.625%, 04/15/28                              3.9%
U.S. Treasury Inflation Indexed Notes,                          iShares Cohen & Steers Realty Majors
  1.625%, 01/15/15                              5.1%              Index Fund                                    3.8%

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

           Real Asset Fund --    NAREIT Equity       Blended      Lehman U.S.
          Institutional Class            Index         Index       TIPS Index
 7/01/03               10,000           10,000        10,000           10,000
 6/30/04               11,940           12,707        11,509           10,386
 6/30/05               15,522           16,856        13,376           11,357
 6/30/06               18,080           20,066        14,519           11,171
 6/30/07               18,965           22,584        15,481           11,617

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

---------------------------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                         ------------------------------------------
                                                                        SINCE             SINCE
                                                         1 YEAR      INCEPTION(1)      INCEPTION(2)
                                                         ------      ------------      ------------
Real Asset Fund -- Institutional Shares                    4.89%        17.35%               NA
Real Asset Fund -- A Shares (with sales charge)(3)         0.94%          NA               7.42%
Real Asset Fund -- A Shares at NAV                         4.62%          NA               9.95%
Blended Index: TIPS/NAREIT/DJ-AIG                          6.63%        11.54%             7.00%
Lehman U.S. TIPS Index                                     3.99%         3.82%             1.44%
NAREIT Equity Index                                       12.57%        22.59%            17.37%
DJ-AIG Commodity TR Index                                  2.94%        13.48%             4.39%
---------------------------------------------------------------------------------------------------


-----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

REAL ESTATE-RELATED SECURITIES MAY BE SUBJECT TO A GREATER DEGREE OF MARKET RISK BECAUSE OF THEIR CONCENTRATION IN A SPECIFIC INDUSTRY. RISKS INCLUDE DECLINES IN PROPERTY VALUES AND DEFAULTS BY BORROWERS.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003,   COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES, THROUGH JUNE 30, 2007.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2007. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                             Sincerely,

                                             /s/ Neil Wolfson

                                             Neil Wolfson
                                             President

July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

                                                             BEGINNING       ENDING                         EXPENSES
                                                              ACCOUNT       ACCOUNT        ANNUALIZED         PAID
                                                               VALUE         VALUE          EXPENSE          DURING
                                                              1/01/07       6/30/07          RATIO           PERIOD*
                                                             ---------     ---------       ----------       --------
MULTI-MANAGER LARGE-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,068.50          0.85%           $4.36
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,020.58          0.85%            4.26

MULTI-MANAGER LARGE-CAP FUND -- A SHARES
Actual Fund Return ......................................    $1,000.00     $1,067.50          1.10%           $5.64
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.34          1.10%            5.51

MULTI-MANAGER MID-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,102.20          1.15%           $5.99
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.09          1.15%            5.76

MULTI-MANAGER MID-CAP FUND -- A SHARES
Actual Fund Return ......................................    $1,000.00     $1,101.20          1.40%           $7.29
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,017.85          1.40%            7.00

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
================================================================================


FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

                                                             BEGINNING       ENDING                         EXPENSES
                                                              ACCOUNT       ACCOUNT        ANNUALIZED         PAID
                                                               VALUE         VALUE          EXPENSE          DURING
                                                              1/01/07       6/30/07          RATIO           PERIOD*
                                                             ---------     ---------       ----------       --------
MULTI-MANAGER SMALL-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,075.70          1.25%           $6.43
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.60          1.25%            6.26

MULTI-MANAGER SMALL-CAP FUND -- A SHARES
Actual Fund Return ......................................    $1,000.00     $1,075.40          1.50%           $7.72
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,017.36          1.50%            7.50

MULTI-MANAGER INTERNATIONAL FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,120.10          1.04%           $5.47
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.64          1.04%            5.21

MULTI-MANAGER INTERNATIONAL FUND -- A SHARES
Actual Fund Return ......................................    $1,000.00     $1,119.20          1.29%           $6.78
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.40          1.29%            6.46

MULTI-MANAGER REAL ASSET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $  999.90          0.64%           $3.17
Hypothetical 5% Return ..................................     1,000.00      1,021.62          0.64%            3.21

MULTI-MANAGER REAL ASSET FUND -- A SHARES
Actual Fund Return ......................................    $1,000.00     $  998.40          0.89%           $4.41
Hypothetical 5% Return ..................................     1,000.00      1,020.38          0.89%            4.46

--------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, then divided by 365.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================
JUNE 30, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds as a percentage of its total investments.

MULTI-MANAGER LARGE-CAP FUND              MULTI-MANAGER MID-CAP FUND
Financials                     18.7%      Financials                     16.5%
Information Technology         12.2%      Information Technology         13.2%
Consumer Discretionary          9.8%      Consumer Discretionary         11.2%
Health Care                     8.3%      Industrials                    11.0%
Industrials                     8.3%      Health Care                     6.7%
Energy                          8.1%      Energy                          5.3%
Consumer Staples                5.9%      Utilities                       5.3%
Utilities                       3.2%      Consumer Staples                4.7%
Telecommunication Services      3.1%      Materials                       4.4%
Materials                       2.0%      Telecommunication Services      3.4%
Exchange-Traded Funds          19.6%      Exchange-Traded Funds          17.7%
Short-Term Investments          0.8%      Short-Term Investments          0.6%
                              -----                                     -----
                              100.0%                                    100.0%
                              =====                                     =====

MULTI-MANAGER SMALL-CAP FUND
Information Technology         14.8%
Industrials                    14.5%
Consumer Discretionary         14.4%
Financials                     14.1%
Health Care                     8.9%
Energy                          5.0%
Materials                       4.7%
Consumer Staples                3.3%
Utilities                       2.3%
Telecommunication Services      0.7%
Exchange-Traded Funds          17.0%
Short-Term Investments          0.3%
                              -----
                              100.0%
                              =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED
================================================================================
JUNE 30, 2007

                        MULTI-MANAGER INTERNATIONAL FUND

SECTOR                              COUNTRY
Financials                 40.9%      United Kingdom                       14.7%
Industrials                12.3%      Japan                                12.3%
Consumer Discretionary     11.4%      France                                9.4%
Materials                   8.0%      Germany                               8.9%
Energy                      6.5%      Netherlands                           6.1%
Consumer Staples            4.8%      Switzerland                           5.3%
Telecommunication Services  4.8%      Australia                             4.2%
Information Technology      3.5%      Italy                                 2.9%
Health Care                 3.2%      Spain                                 2.4%
Utilities                   2.7%      Sweden                                2.2%
Wholesale & Retail Trade    0.3%      Canada                                2.1%
Finance & Insurance         0.3%      Russia                                1.8%
Short-Term Investments      1.3%      Finland                               1.7%
                          -----       Hong Kong                             1.6%
                          100.0%      Austria                               1.2%
                          =====       Belgium                               1.1%
                                      Hungary                               1.0%
                                      Poland                                1.0%
                                      All other countries less than 1%      6.6%
                                      iShares Emerging Markets Index Fund   6.5%
                                      Vanguard Emerging Markets Fund        5.1%
                                      Lyxor ETF CAC 40                      0.6%
                                      Short-Term Investments                1.3%
                                                                          -----
                                                                          100.0%
                                                                          =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED
================================================================================
JUNE 30, 2007


MULTI-MANAGER REAL ASSET FUND
Treasury Inflation Protected Securities
   U.S. Treasury Obligations             44.5%
   Exchange-Traded Funds                  5.6%
REITs
   Retail                                 6.0%
   Industrial/Office                      5.7%
   Residential                            4.1%
   Diversified/Other                      1.8%
   Lodging/Resorts                        0.9%
   Health Care                            0.9%
   Self Storage                           0.8%
   Exchange-Traded Funds                  3.8%
Commodities
   Exchange-Traded Funds                  3.3%
   Exchange-Traded Notes                 12.1%
   Investment Companies                   4.8%
Common Stock                              4.0%
Short-Term Investments                    1.7%
                                        -----
                                        100.0%
                                        =====






DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
COMMON STOCK -- 79.6%
  CONSUMER DISCRETIONARY -- 9.8%
    AUTO COMPONENTS -- 0.1%
     Autoliv, Inc. ..................................      880  $     50,045
     BorgWarner, Inc. ...............................       20         1,721
     Gentex Corp. ...................................      100         1,969
     Johnson Controls, Inc. .........................      845        97,826
     The Goodyear Tire & Rubber Co.* ................      680        23,637
     TRW Automotive Holdings Corp.* .................       30         1,105
                                                                ------------
                                                                     176,303
                                                                ------------
    AUTOMOBILES -- 0.2%
     Ford Motor Co. .................................   33,488       315,457
     General Motors Corp. ...........................    4,691       177,320
     Harley-Davidson, Inc. ..........................      683        40,714
     Thor Industries, Inc. ..........................      130         5,868
                                                                ------------
                                                                     539,359
                                                                ------------
    DISTRIBUTORS -- 0.0%
     Genuine Parts Co. ..............................    1,148        56,941
                                                                ------------
    DIVERSIFIED CONSUMER SERVICES -- 0.3%
     Apollo Group, Inc. - Class A* ..................      323        18,873
     H&R Block, Inc. ................................      180         4,207
     Service Corp. International ....................   51,600       659,448
     The ServiceMaster Co. ..........................      860        13,295
                                                                ------------
                                                                     695,823
                                                                ------------
    HOTELS, RESTAURANTS, & LEISURE -- 1.0%
     Carnival Corp. .................................      672        32,773
     Choice Hotels International, Inc. ..............       30         1,186
     Harrah's Entertainment, Inc. ...................      321        27,368
     Hilton Hotels Corp. ............................    1,110        37,152
     International Game Technology ..................      684        27,155
     International Speedway Corp. - Class A .........      250        13,178
     Marriott International, Inc. - Class A* ........   30,582     1,322,366
     MGM MIRAGE* ....................................      330        27,218
     Starwood Hotels & Resorts Worldwide, Inc. ......      821        55,064
     Wyndham Worldwide Corp.* .......................   25,837       936,850
                                                                ------------
                                                                   2,480,310
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    HOUSEHOLD DURABLES -- 1.1%
     Beazer Homes USA, Inc. .........................       90  $      2,220
     Black & Decker Corp. ...........................      293        25,875
     Centex Corp. ...................................      286        11,469
     D.R. Horton, Inc. ..............................      713        14,210
     Fortune Brands, Inc. ...........................      616        50,740
     Harman International Industries, Inc. ..........      145        16,936
     KB Home Co. ....................................      326        12,835
     Leggett & Platt, Inc. ..........................    1,045        23,042
     Lennar Corp. - Class A .........................      773        28,261
     M.D.C. Holdings, Inc. ..........................       40         1,934
     Mohawk Industries, Inc.* .......................   24,170     2,436,094
     Newell Rubbermaid, Inc.* .......................    1,757        51,709
     NVR, Inc.* .....................................       30        20,393
     Pulte Corp. ....................................      292         6,555
     Ryland Group, Inc. .............................      130         4,858
     Snap-On, Inc. ..................................      143         7,223
     Standard Pacific Corp. .........................      240         4,207
     The Stanley Works ..............................      643        39,030
     Toll Brothers, Inc.* ...........................      340         8,493
     Whirlpool Corp. ................................      425        47,260
                                                                ------------
                                                                   2,813,344
                                                                ------------
    INTERNET & CATALOG RETAIL -- 0.1%
     Amazon.com, Inc.* ..............................      541        37,010
     expedia.com, Inc.* .............................    5,640       165,195
     IAC/Interactive Corp.* .........................    1,336        46,239
     Nutri System, Inc.* ............................       40         2,794
                                                                ------------
                                                                     251,238
                                                                ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     Brunswick Corp. ................................      567        18,501
     Eastman Kodak Co. ..............................    2,329        64,816
     Hasbro, Inc. ...................................      832        26,133
     Mattel, Inc. ...................................    1,711        43,271
     Pool Corp. .....................................      150         5,855
                                                                ------------
                                                                     158,576
                                                                ------------
    MEDIA -- 3.7%
     Cablevision Systems New York Group - Class A* ..    1,200        43,428
     CBS Corp. - Class B ............................    4,069       135,579
     Citadel Broadcasting Corp. .....................    1,429         9,217


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    MEDIA -- (CONTINUED)
     Clear Channel Communications, Inc. .............      992  $     37,518
     Clear Channel Outdoor Holdings, Inc.* ..........       40         1,134
     Comcast Corp. - Class A* .......................    7,827       220,095
     Comcast Corp. - Special Class A* ...............   55,550     1,553,178
     Discovery Holding Co. - Class A* ...............    4,210        96,788
     Dow Jones & Co., Inc. ..........................      590        33,896
     EchoStar Communications Corp.* .................   44,700     1,938,639
     Gannett Co., Inc. ..............................    1,422        78,139
     Harte-Hanks, Inc. ..............................      210         5,393
     Hearst-Argyle Television, Inc. .................      590        14,219
     Hughes Electronics Corp.* ......................   37,418       864,730
     Idearc, Inc. ...................................      320        11,306
     John Wiley & Sons, Inc. A ......................      170         8,209
     Lamar Advertising Co. ..........................       50         3,138
     Meredith Corp. .................................      264        16,262
     News Corp. - Class A ...........................    7,516       159,414
     Omnicom Group, Inc. ............................      778        41,172
     Regal Entertainment Group - Class A ............    2,740        60,088
     The E.W. Scripps Co. ...........................      412        18,824
     The Interpublic Group of Cos., Inc.* ...........    1,370        15,618
     The McGraw-Hill Cos., Inc. .....................   10,974       747,110
     The New York Times Co. .........................    1,118        28,397
     The Walt Disney Co. ............................   35,616     1,215,930
     Time Warner, Inc. ..............................   89,625     1,885,710
     Tribune Co. ....................................      255         7,497
     Viacom, Inc., Class B* .........................    3,335       138,836
                                                                ------------
                                                                   9,389,464
                                                                ------------
    MULTILINE RETAIL -- 0.9%
     Big Lots, Inc.* ................................      265         7,796
     Dillard's, Inc. - Class A ......................    1,180        42,397
     Dollar General Corp.* ..........................      475        10,412
     Family Dollar Stores, Inc. .....................      344        11,806
     J.C. Penney Co., Inc. ..........................   14,282     1,033,731
     Kohl's Corp.* ..................................      478        33,952
     Macy's, Inc. ...................................    1,862        74,070
     Nordstrom, Inc. ................................      537        27,452
     Saks, Inc. .....................................    1,020        21,777


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    MULTILINE RETAIL -- (CONTINUED)
     Sears Holdings Corp.* ..........................      230  $     38,985
     Target Corp. ...................................   15,064       958,071
                                                                ------------
                                                                   2,260,449
                                                                ------------
    RESTAURANTS -- 0.4%
     Brinker International, Inc. ....................       50         1,463
     Darden Restaurants, Inc. .......................      414        18,212
     McDonald's Corp. ...............................   18,745       951,496
     Panera Bread Co. - Class A* ....................      210         9,673
     Starbucks Corp.* ...............................    1,789        46,943
     The Cheesecake Factory, Inc.* ..................      340         8,337
     Wendy's International, Inc. ....................      225         8,269
     Yum! Brands, Inc. ..............................      990        32,393
                                                                ------------
                                                                   1,076,786
                                                                ------------
    SPECIALTY RETAIL -- 1.6%
     Abercrombie & Fitch Co. ........................      208        15,180
     Advance Auto Parts, Inc. .......................       70         2,837
     American Eagle Outfitters, Inc. ................       70         1,796
     AnnTaylor Stores Corp.* ........................      490        17,356
     AutoNation, Inc.* ..............................    6,335       142,157
     AutoZone, Inc.* ................................    9,174     1,253,352
     Barnes & Noble, Inc. ...........................      170         6,540
     Bed Bath & Beyond, Inc.* .......................      513        18,463
     Best Buy Co., Inc. .............................    1,044        48,723
     Chico's FAS, Inc.* .............................      160         3,894
     Circuit City Stores, Inc. ......................      671        10,119
     Coldwater Creek, Inc.* .........................      240         5,575
     Limited Brands, Inc. ...........................    2,151        59,045
     Lowe's Cos., Inc. ..............................   38,674     1,186,905
     O'Reilly Automotive, Inc.* .....................       50         1,828
     Office Depot, Inc.* ............................   26,354       798,526
     OfficeMax, Inc. ................................      183         7,192
     RadioShack Corp. ...............................      605        20,050
     Ross Stores, Inc. ..............................       70         2,156
     Sally Beauty Holdings, Inc.* ...................    8,680        78,120
     Staples, Inc. ..................................    1,466        34,788
     The Gap, Inc. ..................................    2,441        46,623
     The Home Depot, Inc. ...........................    6,195       243,773
     The Sherwin-Williams Co. .......................      565        37,556
     The TJX Cos., Inc. .............................    1,056        29,040
     Tiffany & Co. ..................................       90         4,775
     Tractor Supply Co.* ............................       80         4,164
     Travel Centers of America LLC* .................       40         1,618
     United Auto Group, Inc. ........................    3,380        71,960


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    SPECIALTY RETAIL -- (CONTINUED)
     Williams-Sonoma, Inc. ..........................       10  $        316
                                                                ------------
                                                                   4,154,427
                                                                ------------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
     Coach, Inc.* ...................................      564        26,728
     Jones Apparel Group, Inc. ......................      887        25,058
     Liz Claiborne, Inc. ............................      421        15,703
     Nike, Inc. - Class B ...........................   10,230       596,306
     Polo Ralph Lauren Corp. -  Class A .............      264        25,901
     V.F. Corp. .....................................      522        47,805
                                                                ------------
                                                                     737,501
                                                                ------------
    TOTAL CONSUMER DISCRETIONARY .............................    24,790,521
                                                                ------------
  CONSUMER STAPLES -- 5.9%
    BEVERAGES -- 1.3%
     Anheuser-Busch Cos., Inc. ......................    2,990       155,958
     Brown-Forman Corp. - Class B ...................      409        29,890
     Coca-Cola Co. ..................................   28,718     1,502,239
     Coca-Cola Enterprises, Inc. ....................    1,562        37,488
     Constellation Brands, Inc.* ....................      274         6,653
     Molson Coors Brewing Co. - Class B .............      132        12,205
     Pepsi Bottling Group, Inc. .....................    1,677        56,481
     PepsiAmericas, Inc. ............................   11,650       286,124
     PepsiCo, Inc. ..................................   18,410     1,193,888
                                                                ------------
                                                                   3,280,926
                                                                ------------
    FOOD & STAPLES RETAILING -- 2.3%
     Costco Wholesale Corp. .........................   17,776     1,040,252
     CVS Corp. ......................................   46,146     1,682,022
     Kroger Co. .....................................   83,409     2,346,295
     Rite Aid Corp.* ................................      450         2,871
     Safeway, Inc. ..................................    1,908        64,929
     SUPERVALU, Inc. ................................    1,143        52,944
     Sysco Corp. ....................................    1,545        50,970
     Wal-Mart Stores, Inc. ..........................    7,674       369,196
     Walgreen Co. ...................................    7,197       313,357
     Whole Foods Market, Inc. .......................      421        16,124
                                                                ------------
                                                                   5,938,960
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    FOOD PRODUCTS -- 0.8%
     Archer-Daniels-Midland Co. .....................    1,963  $     64,956
     Campbell Soup Co. ..............................    1,242        48,202
     ConAgra Foods, Inc. ............................    3,553        95,433
     Dean Foods Co. .................................      215         6,852
     Del Monte Foods Co. ............................    2,560        31,130
     General Mills, Inc. ............................    1,991       116,314
     H.J. Heinz Co. .................................    2,578       122,378
     Hershey Foods Corp. ............................      495        25,057
     Hormel Foods Corp. .............................    1,090        40,711
     Kellogg Co. ....................................    1,414        73,231
     Kraft Foods, Inc. ..............................   19,022       670,525
     McCormick & Co., Inc. ..........................      394        15,043
     Sara Lee Corp. .................................    5,675        98,745
     Smithfield Foods, Inc.* ........................   17,000       523,430
     Tyson Foods, Inc. - Class A ....................    1,340        30,874
     Wm. Wrigley Jr. Co. ............................      626        34,624
                                                                ------------
                                                                   1,997,505
                                                                ------------
    HOUSEHOLD PRODUCTS -- 1.0%
     Colgate-Palmolive Co. ..........................    7,424       481,446
     Energizer Holdings, Inc.* ......................      190        18,924
     Kimberly-Clark Corp. ...........................    2,720       181,941
     Procter & Gamble Co. ...........................   28,812     1,763,006
     The Clorox Co. .................................    1,395        86,630
                                                                ------------
                                                                   2,531,947
                                                                ------------
    PERSONAL PRODUCTS -- 0.0%
     Alberto-Culver Co. .............................    1,040        24,669
     Avon Products, Inc. ............................    1,228        45,129
     Estee Lauder Cos., Inc. - Class A ..............      522        23,756
                                                                ------------
                                                                      93,554
                                                                ------------
    TOBACCO -- 0.5%
     Altria Group, Inc. .............................   14,573     1,022,150
     Loews Corp. - Carolina Group ...................      470        36,317
     Reynolds American, Inc. ........................    1,014        66,113
     UST, Inc. ......................................      721        38,725
                                                                ------------
                                                                   1,163,305
                                                                ------------
    TOTAL CONSUMER STAPLES ...................................    15,006,197
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
  ENERGY -- 8.1%
    ENERGY EQUIPMENT & SERVICES -- 1.8%
     Baker Hughes, Inc. .............................   18,441  $  1,551,441
     BJ Services Co. ................................      634        18,031
     Cameron International Corp.* ...................      100         7,147
     Diamond Offshore Drilling, Inc. ................      170        17,265
     Dresser-Rand Group, Inc.* ......................      860        33,970
     ENSCO International, Inc. ......................      301        18,364
     FMC Technologies, Inc.* ........................       20         1,584
     Global Industries, Ltd.* .......................       90         2,414
     Grant Prideco, Inc.* ...........................       50         2,692
     Halliburton Co. ................................   28,095       969,277
     Helmerich & Payne, Inc. ........................       60         2,125
     Nabors Industries, Ltd.* .......................      178         5,942
     National Oilwell, Inc.* ........................      186        19,389
     Noble Corp. ....................................       82         7,997
     Oceaneering International, Inc.* ...............       10           526
     Patterson-UTI Energy, Inc. .....................      150         3,932
     Pride International, Inc.* .....................      160         5,994
     Rowan Cos., Inc. ...............................      538        22,047
     Schlumberger, Ltd. .............................   15,628     1,327,442
     SEACOR Holdings, Inc.* .........................    5,000       466,800
     Smith International, Inc. ......................      240        14,074
     Tidewater, Inc. ................................       70         4,962
     Todco - Class A* ...............................      110         5,193
     Transocean, Inc.* ..............................      539        57,123
     Unit Corp.* ....................................       70         4,404
     Weatherford International, Inc.* ...............      602        33,254
                                                                ------------
                                                                   4,603,389
                                                                ------------
    GAS UTILITIES -- 0.0%
     Equitable Resources, Inc. ......................      310        15,364
                                                                ------------
    INTEGRATED OIL & GAS -- 3.4%
     ChevronTexaco Corp. ............................   26,829     2,260,075
     ConocoPhillips .................................   54,738     4,296,933
     Exxon Mobil Corp. ..............................   22,614     1,896,862
     Marathon Oil Corp. .............................    3,558       213,338
                                                                ------------
                                                                   8,667,208
                                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
     Anadarko Petroleum Corp. .......................    1,088        56,565
     Apache Corp. ...................................   11,067       902,957
     Arch Coal, Inc. ................................       20           696
     Chesapeake Energy Corp. ........................      634        21,936
     Consol Energy, Inc. ............................      358        16,507


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    OIL & GAS EXPLORATION & PRODUCTION -- (CONTINUED)
     Denbury Resources, Inc.* .......................       20  $        750
     Devon Energy Corp. .............................   22,415     1,754,870
     EOG Resources, Inc. ............................      358        26,156
     Foundation Coal Holdings, Inc. .................      330        13,411
     Helix Energy Solutions Group, Inc.* ............       30         1,197
     Hess Corp. .....................................    1,154        68,040
     Murphy Oil Corp. ...............................      243        14,444
     Noble Energy, Inc. .............................      240        14,974
     Occidental Petroleum Corp. .....................    3,448       199,570
     Overseas Shipholding Group, Inc. ...............      160        13,024
     Peabody Energy Corp. ...........................      700        33,866
     Pioneer Natural Resources Co. ..................      750        36,533
     Plains Exploration & Production Co.* ...........      230        10,996
     Pogo Producing Co. .............................      200        10,158
     Spectra Energy Corp. ...........................    2,745        71,260
     St. Mary Land & Exploration Co. ................      150         5,493
     XTO Energy, Inc. ...............................      526        31,613
                                                                ------------
                                                                   3,305,016
                                                                ------------
    OIL & GAS REFINING & MARKETING -- 1.5%
     Frontier Oil Corp. .............................      170         7,441
     Sunoco, Inc. ...................................      503        40,079
     Tesoro Corp. ...................................   46,320     2,647,188
     Valero Energy Corp. ............................   13,614     1,005,530
                                                                ------------
                                                                   3,700,238
                                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     El Paso Corp. ..................................    3,236        55,756
     The Williams Cos., Inc. ........................    1,997        63,145
                                                                ------------
                                                                     118,901
                                                                ------------
    TOTAL ENERGY ....................................             20,410,116
                                                                ------------
  FINANCIALS -- 18.7%
    CAPITAL MARKETS -- 3.9%
     A.G. Edwards, Inc. .............................      270        22,829
     Affiliated Managers Group, Inc.* ...............      140        18,026
     Allied Capital Corp. ...........................      950        29,412
     American Capital Strategies, Ltd. ..............      390        16,583
     Ameriprise Financial, Inc. .....................      585        37,188
     Bank of New York Co., Inc.* ....................    3,749       155,359
     BlackRock, Inc. ................................       80        12,527


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    CAPITAL MARKETS -- (CONTINUED)
     Charles Schwab Corp. ...........................    3,399  $     69,748
     E*TRADE Group, Inc.* ...........................    1,911        42,214
     Eaton Vance Corp. ..............................      380        16,788
     Federated Investors, Inc. ......................      380        14,565
     Franklin Resources, Inc. .......................      643        85,178
     Goldman Sachs Group, Inc. ......................   14,492     3,141,141
     Investment Technology Group, Inc.* .............       10           433
     Janus Capital Group, Inc. ......................    1,010        28,118
     Jefferies Group, Inc. ..........................       20           540
     Legg Mason, Inc. ...............................      291        28,629
     Lehman Brothers Holdings, Inc. .................    1,728       128,771
     Mellon Financial Corp. .........................      837        36,828
     Merrill Lynch & Co., Inc. ......................   28,488     2,381,027
     Morgan Stanley .................................   19,232     1,613,180
     Northern Trust Corp. ...........................      686        44,069
     Nuveen Investments - Class A ...................       40         2,486
     Raymond James Financial, Inc. ..................      380        11,742
     SEI Investments Co. ............................      360        10,454
     State Street Corp. .............................      838        57,319
     T. Rowe Price Group, Inc. ......................      866        44,937
     TD Ameritrade Holding Corp.* ...................    1,950        39,000
     The Bear Stearns Cos., Inc. ....................   12,677     1,774,780
                                                                ------------
                                                                   9,863,871
                                                                ------------
    COMMERCIAL BANKS -- 1.1%
     BancorpSouth, Inc. .............................      420        10,273
     Bank of Hawaii Corp. ...........................      100         5,164
     BB&T Corp. .....................................    3,232       131,478
     Comerica, Inc. .................................      947        56,318
     Commerce Bancorp, Inc. .........................      551        20,382
     Compass Bancshares, Inc. .......................      295        20,349
     Cullen/Frost Bankers, Inc. .....................      640        34,221
     Fifth Third Bancorp ............................    2,792       111,038
     First Horizon National Corp. ...................      626        24,414
     Fulton Financial Corp. .........................    1,890        27,254
     Huntington Bancshares, Inc. ....................    1,801        40,955
     KeyCorp ........................................    2,112        72,505
     M&T Bank Corp. .................................      246        26,297
     Marshall & Ilsley Corp. ........................    1,134        54,012
     National City Corp. ............................    4,593       153,039
     PNC Financial Services Group ...................    1,638       117,248
     Popular, Inc. ..................................      790        12,695


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    COMMERCIAL BANKS -- (CONTINUED)
     Regions Financial Corp. ........................    3,091  $    102,312
     SunTrust Banks, Inc. ...........................    1,516       129,982
     Synovus Financial Corp. ........................    1,116        34,261
     TCF Financial Corp. ............................    1,090        30,302
     U.S. Bancorp ...................................   10,203       336,189
     UnionBanCal Corp. ..............................      410        24,477
     Valley National Bancorp ........................    1,323        29,754
     Wachovia Corp. .................................   10,047       514,909
     Wells Fargo & Co. ..............................   17,076       600,563
     Whitney Holdings Corp. .........................      310         9,331
     Zions Bancorp ..................................      359        27,611
                                                                ------------
                                                                   2,757,333
                                                                ------------
    CONSUMER FINANCE -- 1.4%
     American Express Co. ...........................   19,548     1,195,947
     Capital One Financial Corp. ....................   29,468     2,311,470
     SLM Corp. ......................................    1,159        66,735
     The First Marblehead Corp. .....................       10           386
                                                                ------------
                                                                   3,574,538
                                                                ------------
    DIVERSIFIED FINANCIAL SERVICES -- 4.9%
     Bank of America Corp. ..........................  117,921     5,765,158
     CIT Group, Inc. ................................      570        31,253
     Citigroup, Inc. ................................   94,681     4,856,189
     JPMorgan Chase & Co. ...........................   32,956     1,596,718
     Moody's Corp. ..................................      402        25,005
     Nymex Holdings, Inc. ...........................      110        13,819
     NYSE Euronext Inc.* ............................      310        22,822
     The Chicago Mercantile Exchange ................       51        27,252
     The Nasdaq Stock Market, Inc.* .................      140         4,159
                                                                ------------
                                                                  12,342,375
                                                                ------------
    INSURANCE -- 5.0%
     ACE, Ltd. ......................................      993        62,082
     AFLAC, Inc. ....................................    3,384       173,938
     Alleghany Corp.* ...............................       30        12,195
     Ambac Financial Group, Inc. ....................      390        34,004
     American Financial Group, Inc. .................      730        24,930
     American International Group, Inc. .............   36,624     2,564,779
     Aon Corp. ......................................    2,046        87,180
     Arthur J. Gallagher & Co. ......................      520        14,498
     Assurant, Inc. .................................   12,688       747,577
     W.R. Berkley Corp. .............................    1,570        51,088
     Brown & Brown, Inc. ............................      520        13,073


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    INSURANCE -- (CONTINUED)
     Chubb Corp. ....................................   30,574  $  1,655,276
     Cincinnati Financial Corp. .....................    1,283        55,682
     CNA Financial Corp. ............................      910        43,398
     Conseco, Inc.* .................................    1,410        29,455
     Erie Indemnity Co. .............................      230        12,429
     Fidelity National Financial, Inc. ..............    1,970        46,689
     First American Corp. ...........................      390        19,305
     Genworth Financial, Inc. .......................    4,780       164,432
     Hanover Insurance Group, Inc. ..................      280        13,661
     Hartford Financial Services Group, Inc. ........    2,125       209,334
     HCC Insurance Holdings, Inc. ...................      670        22,385
     Lincoln National Corp. .........................    1,531       108,625
     Loews Corp. ....................................   33,991     1,732,861
     Markel Corp.* ..................................       30        14,537
     Marsh & McLennan Cos., Inc. ....................    3,548       109,562
     MBIA, Inc. .....................................      547        34,034
     Mercury General Corp. ..........................      340        18,737
     MetLife, Inc. ..................................    5,005       322,722
     Nationwide Financial Services, Inc. ............    1,070        67,645
     Old Republic International Corp. ...............    2,470        52,512
     Philadelphia Consolidated Holding Corp.* .......      290        12,122
     Principal Financial Group, Inc. ................    2,208       128,704
     Protective Life Corp. ..........................      700        33,467
     Prudential Financial, Inc. .....................    2,961       287,898
     Reinsurance Group of America, Inc. .............      290        17,470
     SAFECO Corp. ...................................      850        52,921
     StanCorp Financial Group, Inc. .................      360        18,893
     The Allstate Corp. .............................    8,518       523,942
     The Progressive Corp. ..........................    3,480        83,276
     The Travelers Cos., Inc. .......................   53,091     2,840,369
     Torchmark Corp. ................................      703        47,101
     TransAtlantic Holdings, Inc. ...................      310        22,050
     Unitrin, Inc. ..................................      410        20,164
     UnumProvident Corp. ............................    2,643        69,009
     XL Capital, Ltd. - Class A .....................      505        42,566
                                                                ------------
                                                                  12,718,577
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.5%
     AMB Property Corp. .............................      300  $     15,966
     Annaly Mortgage Management, Inc. ...............    1,500        21,630
     Apartment Investment & Management Co. -
      Class A .......................................      690        34,790
     Archstone-Smith Trust ..........................    1,169        69,100
     Avalon Bay Communities, Inc. ...................      379        45,056
     Boston Properties, Inc. ........................      600        61,278
     BRE Properties, Inc. - Class A .................      190        11,265
     CBL & Associates, Inc. .........................      280        10,094
     Colonial Properties Trust ......................      680        24,786
     Developers Diversified Realty Corp. ............      760        40,060
     Duke Realty Corp. ..............................      630        22,472
     Equity Residential .............................    1,645        75,061
     Essex Property Trust, Inc. .....................       70         8,141
     Federal Realty Investment Trust ................      160        12,362
     General Growth Properties, Inc. ................    1,130        59,833
     Health Care Property Investors, Inc. ...........      680        19,672
     Health Care REIT, Inc. .........................      340        13,722
     Hospitality Properties Trust ...................      400        16,596
     Host Marriott Corp. ............................    1,920        44,390
     HRPT Properties Trust ..........................    1,130        11,752
     iStar Financial, Inc. ..........................      320        14,186
     Kilroy Realty Corp. ............................      120         8,501
     Kimco Realty Corp. .............................    1,040        39,593
     Liberty Property Trust .........................      360        15,815
     Plum Creek Timber Co., Inc. ....................    1,273        53,033
     ProLogis .......................................    1,192        67,825
     Public Storage, Inc. ...........................      738        56,693
     Rayonier, Inc. .................................      390        17,605
     Regency Centers Corp. ..........................      210        14,805
     Simon Property Group, Inc. .....................    1,226       114,067
     SL Green Realty ................................      100        12,389
     Taubman Centers, Inc. ..........................      230        11,410
     The Macerich Co. ...............................      200        16,484
     UDR, Inc. ......................................      500        13,150
     Vencor, Inc. ...................................      310        11,237
     Vornado Realty Trust ...........................      637        69,968
     Weingarten Realty, Inc. ........................      340        13,974
                                                                ------------
                                                                   1,168,761
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.* ..................      308  $     11,242
                                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.9%
     Capitol Federal Financial ......................      440        16,245
     Countrywide Financial Corp. ....................    1,554        56,488
     Fannie Mae .....................................   26,897     1,757,181
     Freddie Mac ....................................    9,084       551,399
     Hudson City Bancorp, Inc. ......................      645         7,882
     MGIC Investment Corp. ..........................      165         9,382
     New York Community Bancorp, Inc. ...............    1,800        30,636
     People's United Financial, Inc. ................      630        11,170
     Sovereign Bancorp, Inc. ........................      616        13,022
     The PMI Group, Inc. ............................   10,600       473,502
     Washington Federal, Inc. .......................    2,600        63,206
     Washington Mutual, Inc. ........................   44,444     1,895,092
                                                                ------------
                                                                   4,885,205
                                                                ------------
    TOTAL FINANCIALS .........................................    47,321,902
                                                                ------------
  HEALTH CARE -- 8.3%
    BIOTECHNOLOGY -- 0.5%
     Amgen, Inc.* ...................................    5,446       301,109
     Biogen Idec, Inc.* .............................    3,468       185,538
     Celgene Corp.* .................................      348        19,951
     Genentech, Inc.* ...............................    3,660       276,915
     Genzyme Corp.* .................................      159        10,240
     Gilead Sciences, Inc.* .........................   14,514       562,708
                                                                ------------
                                                                   1,356,461
                                                                ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
     Bausch & Lomb, Inc. ............................      248        17,221
     Baxter International, Inc. .....................    1,471        82,876
     Becton, Dickinson and Co. ......................      615        45,818
     Biomet, Inc. ...................................      139         6,355
     Boston Scientific Corp.* .......................   51,460       789,397
     C.R. Bard, Inc. ................................      218        18,013
     Dade Behring Holdings, Inc. ....................      170         9,030
     Dentsply International, Inc. ...................      970        37,112
     Gen-Probe, Inc.* ...............................      300        18,126
     Hillenbrand Industries, Inc. ...................    9,840       639,600
     Hospira, Inc.* .................................       90         3,514
     IDEXX Laboratories, Inc.* ......................      100         9,463
     Medtronic, Inc. ................................    2,548       132,139
     St. Jude Medical, Inc.* ........................      577        23,940


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
     Stryker Corp. ..................................   13,704  $    864,585
     Varian Medical Systems, Inc.* ..................      115         4,889
     Zimmer Holdings, Inc.* .........................      472        40,068
                                                                ------------
                                                                   2,742,146
                                                                ------------
    HEALTH CARE PROVIDERS & SERVICES -- 2.5%
     Aetna, Inc. ....................................   17,633       871,070
     AmerisourceBergen Corp. ........................   23,842     1,179,464
     Cardinal Health, Inc. ..........................   11,956       844,572
     CIGNA Corp. ....................................    1,500        78,330
     Community Health Systems* ......................      170         6,876
     Coventry Health Care, Inc.* ....................    7,880       454,282
     DaVita, Inc.* ..................................       80         4,310
     Express Scripts, Inc. - Class A* ...............      750        37,507
     Health Management Associates, Inc. .............    1,630        18,517
     Health Net, Inc.* ..............................      220        11,616
     Henry Schein, Inc.* ............................       40         2,137
     Humana, Inc.* ..................................      352        21,440
     Laboratory Corp. of America Holdings* ..........      306        23,948
     Lifepoint Hospitals, Inc.* .....................      130         5,028
     Lincare Holdings, Inc.* ........................       50         1,993
     Manor Care, Inc. ...............................      389        25,398
     McKesson Corp. .................................   13,925       830,487
     Medco Health Solutions, Inc.* ..................    1,330       103,727
     Omnicare, Inc. .................................       80         2,885
     Patterson Cos., Inc.* ..........................      139         5,181
     Pediatrix Medical Group, Inc.* .................      290        15,993
     Quest Diagnostics, Inc. ........................      453        23,397
     Sierra Health Services, Inc.* ..................       20           832
     Tenet Healthcare Corp.* ........................    1,013         6,595
     UnitedHealth Group, Inc. .......................   30,709     1,570,458
     Universal Health Services, Inc. - Class B ......      340        20,910
     Wellcare Health Plans, Inc.* ...................       10           905
     WellPoint, Inc.* ...............................    2,058       164,290
                                                                ------------
                                                                   6,332,148
                                                                ------------
    HEALTH CARE TECHNOLOGY -- 0.0%
     IMS Health, Inc. ...............................      775        24,901
                                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.6%
     Applera Corporation - Applied Biosystems Group .      239         7,299


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
     Covance, Inc.* .................................      110  $      7,542
     PerkinElmer, Inc. ..............................      222         5,785
     Pharmaceutical Product Development, Inc. .......      180         6,889
     Thermo Electron Corp.* .........................   26,977     1,395,250
     Waters Corp.* ..................................      287        17,036
                                                                ------------
                                                                   1,439,801
                                                                ------------
    PHARMACEUTICALS -- 3.6%
     Abbott Laboratories ............................   37,022     1,982,528
     Allergan, Inc. .................................   14,182       817,451
     Barr Pharmaceuticals, Inc.* ....................   12,840       644,953
     Bristol-Myers Squibb Co. .......................   13,731       433,350
     Eli Lilly & Co. ................................    4,669       260,904
     Endo Pharmaceuticals Holdings, Inc.* ...........      310        10,611
     Forest Laboratories, Inc.* .....................      631        28,805
     Johnson & Johnson ..............................   10,938       674,000
     King Pharmaceuticals, Inc.* ....................   20,512       419,676
     Merck & Co., Inc. ..............................   33,612     1,673,878
     Mylan Laboratories, Inc. .......................      793        14,425
     Pfizer, Inc. ...................................   67,313     1,721,193
     Schering-Plough Corp. ..........................    5,237       159,414
     Watson Pharmaceuticals, Inc.* ..................      399        12,979
     Wyeth ..........................................    3,491       200,174
                                                                ------------
                                                                   9,054,341
                                                                ------------
    TOTAL HEALTH CARE ........................................    20,949,798
                                                                ------------
  INDUSTRIALS -- 8.3%
    AEROSPACE & DEFENSE -- 1.6%
     Alliant Techsystems, Inc.* .....................      410        40,652
     Armor Holdings, Inc.* ..........................       20         1,737
     General Dynamics Corp. .........................    1,074        84,008
     Goodrich Corp. .................................      857        51,043
     Honeywell International, Inc. ..................    5,266       296,370
     L-3 Communications Holdings, Inc. ..............      217        21,134
     Lockheed Martin Corp. ..........................    1,473       138,653
     Northrop Grumman Corp. .........................   22,819     1,776,916
     Precision Castparts Corp. ......................      510        61,894
     Raytheon Co. ...................................    2,389       128,743
     Rockwell Collins, Inc. .........................      380        26,843
     Spirit Aerosystems Holdings, Inc.* .............      520        18,746
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    AEROSPACE & DEFENSE -- (CONTINUED)
     The Boeing Co. .................................    3,048  $    293,096
     United Technologies Corp. ......................   16,165     1,146,583
                                                                ------------
                                                                   4,086,418
                                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.6%
     C.H. Robinson Worldwide, Inc. ..................      246        12,920
     Expeditors International .......................      170         7,021
     FedEx Corp. ....................................    2,804       311,160
     United Parcel Service, Inc. - Class B ..........   16,537     1,207,201
                                                                ------------
                                                                   1,538,302
                                                                ------------
    AIRLINES -- 0.1%
     Southwest Airlines Co. .........................   11,585       172,732
     UAL Corp.* .....................................    1,400        56,826
                                                                ------------
                                                                     229,558
                                                                ------------
    BUILDING PRODUCTS -- 0.1%
     American Standard Cos., Inc. ...................      535        31,555
     Lennox International, Inc. .....................       10           342
     Masco Corp. ....................................    7,141       203,304
                                                                ------------
                                                                     235,201
                                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 0.3%
     Allied Waste Industries, Inc.* .................    1,163        15,654
     Avery Dennison Corp. ...........................      424        28,188
     Cintas Corp. ...................................      118         4,653
     Copart, Inc.* ..................................      580        17,742
     Equifax, Inc. ..................................      618        27,452
     HNI Corp. ......................................       90         3,690
     Manpower, Inc. .................................      150        13,836
     Monster Worldwide, Inc.* .......................      175         7,192
     Pitney Bowes, Inc. .............................    1,914        89,613
     R.R. Donnelley & Sons Co. ......................    1,168        50,820
     Republic Services, Inc. ........................      330        10,111
     Robert Half International, Inc. ................      523        19,089
     Steelcase, Inc. ................................       20           370
     The Brink's Co. ................................      260        16,091
     The Corporate Executive Board Co. ..............       70         4,544
     The Dun & Bradstreet Corp. .....................       70         7,209
     Waste Management, Inc. .........................   11,483       448,411
                                                                ------------
                                                                     764,665
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    CONSTRUCTION & ENGINEERING -- 0.2%
     Fluor Corp. ....................................    2,820  $    314,064
     Jacobs Engineering Group, Inc.* ................      110         6,326
     KBR, Inc.* .....................................       60         1,574
     Quanta Services, Inc.* .........................      790        24,229
                                                                ------------
                                                                     346,193
                                                                ------------
    ELECTRICAL EQUIPMENT -- 0.6%
     Cooper Industries, Ltd. - Class A ..............      296        16,899
     Emerson Electric Co. ...........................   31,513     1,474,808
     Hubbell, Inc. - Class B ........................       50         2,711
     Rockwell Automation, Inc. ......................      724        50,275
     Roper Industries, Inc. .........................       90         5,139
                                                                ------------
                                                                   1,549,832
                                                                ------------
    INDUSTRIAL CONGLOMERATES -- 2.4%
     3M Co. .........................................    3,304       286,754
     Carlisle Cos., Inc. ............................       80         3,721
     General Electric Co. ...........................  118,983     4,554,669
     Textron, Inc. ..................................      662        72,893
     Tyco International, Ltd.* ......................   34,650     1,170,824
     Walter Industries, Inc. ........................       70         2,027
                                                                ------------
                                                                   6,090,888
                                                                ------------
    MACHINERY -- 2.1%
     Caterpillar, Inc. ..............................   22,823     1,787,041
     Cummins, Inc. ..................................    4,968       502,811
     Danaher Corp. ..................................      653        49,301
     Deere & Co. ....................................      797        96,230
     Donaldson Co., Inc. ............................      260         9,243
     Dover Corp. ....................................      956        48,899
     Eaton Corp. ....................................    4,806       446,958
     Flowserve Corp. ................................       30         2,148
     Gardner Denver, Inc.* ..........................      150         6,383
     Graco, Inc. ....................................      280        11,278
     Harsco Corp. ...................................       70         3,640
     IDEX Corp. .....................................      210         8,093
     Illinois Tool Works, Inc. ......................    2,098       113,691
     Ingersoll Rand Co. .............................      950        52,079
     ITT Industries, Inc. ...........................      364        24,854
     Joy Global, Inc. ...............................       90         5,250
     Kennametal, Inc. ...............................       50         4,102
     Lincoln Electric Holdings, Inc. ................      130         9,651
     Oshkosh Truck Corp. ............................       80         5,034


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    MACHINERY -- (CONTINUED)
     PACCAR, Inc. ...................................    7,777  $    676,910
     Pall Corp. .....................................      256        11,773
     Parker Hannifin Corp. ..........................      656        64,229
     Pentair, Inc. ..................................      400        15,428
     Terex Corp.* ...................................      345        28,048
     The Manitowoc Co., Inc. ........................       20         1,608
     The Timken Co. .................................      220         7,944
     The Toro Co. ...................................   21,030     1,238,457
                                                                ------------
                                                                   5,231,083
                                                                ------------
    MARINE -- 0.0%
     Alexander & Baldwin, Inc. ......................      630        33,459
     Kirby Corp.* ...................................       40         1,536
                                                                ------------
                                                                      34,995
                                                                ------------
    ROAD & RAIL -- 0.3%
     Avis Budget Group, Inc.* .......................    1,580        44,919
     Burlington Northern Santa Fe Corp. .............    1,207       102,764
     Con-way, Inc. ..................................      110         5,526
     CSX Corp. ......................................    1,656        74,653
     Hertz Global Holdings, Inc.* ...................    1,460        38,792
     JB Hunt Transport Services, Inc. ...............       10           293
     Landstar System, Inc. ..........................      810        39,083
     Norfolk Southern Corp. .........................    1,428        75,070
     Ryder Systems, Inc. ............................      458        24,640
     Union Pacific Corp. ............................    3,133       360,765
     YRC Worldwide, Inc.* ...........................      220         8,096
                                                                ------------
                                                                     774,601
                                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
     Fastenal Co. ...................................       50         2,093
     MSC Industrial Direct Co., Inc. - Class A ......      270        14,850
     W.W. Grainger, Inc. ............................      325        30,241
     Wesco International, Inc.* .....................      280        16,926
                                                                ------------
                                                                      64,110
                                                                ------------
    TOTAL INDUSTRIALS ........................................    20,945,846
                                                                ------------
  INFORMATION TECHNOLOGY -- 12.2%
    COMMUNICATIONS EQUIPMENT -- 2.8%
     Avaya, Inc.* ...................................      976        16,436
     Ciena Corp.* ...................................      989        35,733
     Cisco Systems, Inc.* ...........................  135,749     3,780,610


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Corning, Inc.* .................................    4,936  $    126,115
     Harris Corp. ...................................       30         1,636
     JDS Uniphase Corp.* ............................    2,470        33,172
     Juniper Networks, Inc.* ........................    2,770        69,721
     Motorola, Inc. .................................   12,142       214,913
     QUALCOMM, Inc. .................................   44,003     1,909,290
     Research in Motion Ltd.* .......................    4,800       959,952
     Tellabs, Inc.* .................................    1,084        11,664
                                                                ------------
                                                                   7,159,242
                                                                ------------
    COMPUTERS & PERIPHERALS -- 3.6%
     Apple Computer, Inc.* ..........................   14,825     1,809,243
     Dell, Inc.* ....................................    6,167       176,068
     EMC Corp.* .....................................    6,797       123,026
     Hewlett-Packard Co. ............................   84,119     3,753,390
     International Business Machines Corp. ..........   29,373     3,091,508
     Lexmark International Group, Inc. - Class A* ...      329        16,223
     NCR Corp.* .....................................    2,388       125,466
     Network Appliance, Inc.* .......................    1,100        32,120
     QLogic Corp.* ..................................      218         3,630
     Sandisk Corp.* .................................      961        47,031
     Sun Microsystems, Inc.* ........................   10,812        56,871
     Western Digital Corp.* .........................       30           580
                                                                ------------
                                                                   9,235,156
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
     Agilent Technologies, Inc.* ....................      939        36,095
     Arrow Electronics, Inc.* .......................      780        29,975
     Avnet, Inc.* ...................................      470        18,631
     CDW Corp.* .....................................       60         5,098
     Ingram Micro, Inc. - Class A* ..................      520        11,289
     Jabil Circuit, Inc. ............................      497        10,969
     Mettler-Toledo International, Inc.* ............      210        20,057
     Molex, Inc. ....................................      233         6,992
     Sanmina-SCI Corp.* .............................    1,282         4,013
     Solectron Corp.* ...............................    2,198         8,089
     Tektronix, Inc. ................................      117         3,948
                                                                ------------
                                                                     155,156
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    INTERNET SOFTWARE & SERVICES -- 1.0%
     eBay, Inc.* ....................................    1,734  $     55,800
     Google, Inc. - Class A* ........................    4,466     2,337,415
     VeriSign, Inc.* ................................      401        12,724
     Yahoo!, Inc.* ..................................    1,851        50,218
                                                                ------------
                                                                   2,456,157
                                                                ------------
    IT SERVICES -- 0.8%
     Affiliated Computer Services, Inc.* ............       71         4,027
     Automatic Data Processing, Inc. ................      854        41,393
     Cognizant Technology Solutions Corp.* ..........       79         5,932
     Computer Sciences Corp.* .......................      739        43,712
     Convergys Corp.* ...............................      220         5,333
     Electronic Data Systems Corp. ..................    2,384        66,108
     Fidelity National Information Services, Inc. ...    1,114        60,468
     First Data Corp. ...............................   28,737       938,838
     Fiserv, Inc.* ..................................      106         6,021
     Global Payments, Inc. ..........................       80         3,172
     Iron Mountain, Inc.* ...........................      700        18,291
     Mastercard, Inc. ...............................       40         6,635
     MoneyGram International, Inc. ..................      330         9,224
     Paychex, Inc. ..................................   16,828       658,311
     Total System Services, Inc. ....................      130         3,836
     Unisys Corp.* ..................................      729         6,663
     Western Union Co. ..............................    3,577        74,509
                                                                ------------
                                                                   1,952,473
                                                                ------------
    OFFICE ELECTRONICS -- 0.7%
     Xerox Corp.* ...................................  101,363     1,873,188
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
     Advanced Micro Devices, Inc.* ..................    1,635        23,380
     Altera Corp.* ..................................      555        12,282
     Analog Devices, Inc. ...........................    1,264        47,577
     Applied Materials, Inc. ........................   71,220     1,415,141
     Broadcom Corp. - Class A* ......................    1,842        53,878
     Cree, Inc.* ....................................    1,770        45,754
     Cypress Semiconductor Corp.* ...................      620        14,440
     Intel Corp. ....................................   38,564       916,281
     KLA-Tencor Corp. ...............................      120         6,594
     Lam Research Corp.* ............................      230        11,822
     Linear Technology Corp. ........................      380        13,748
     LSI Logic Corp.* ...............................    1,962        14,735


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     Maxim Integrated Products, Inc. ................    1,036  $     34,613
     MEMC Electronic Materials, Inc.* ...............      844        51,585
     Microchip Technology, Inc. .....................       20           741
     Micron Technology, Inc.* .......................    4,992        62,550
     National Semiconductor Corp. ...................      344         9,725
     Novellus Systems, Inc.* ........................      836        23,717
     NVIDIA Corp.* ..................................    1,140        47,093
     PMC-Sierra, Inc.* ..............................      227         1,755
     Teradyne, Inc.* ................................      400         7,032
     Texas Instruments, Inc. ........................   10,758       404,824
     Xilinx, Inc. ...................................    1,328        35,551
                                                                ------------
                                                                   3,254,818
                                                                ------------
    SOFTWARE -- 1.9%
     Adobe Systems, Inc.* ...........................      981        39,387
     Autodesk, Inc.* ................................      114         5,367
     BEA Systems, Inc.* .............................      390         5,339
     BMC Software, Inc.* ............................      857        25,967
     CA, Inc. .......................................    2,296        59,306
     Citrix Systems, Inc.* ..........................      101         3,401
     Compuware Corp.* ...............................    2,372        28,132
     Electronic Arts, Inc.* .........................    6,756       319,694
     Intuit, Inc.* ..................................      570        17,145
     Microsoft Corp. ................................   93,925     2,767,970
     Novell, Inc.* ..................................      900         7,011
     Oracle Corp.* ..................................   37,124       731,714
     Symantec Corp.* ................................   38,357       774,811
                                                                ------------
                                                                   4,785,244
                                                                ------------
    TOTAL INFORMATION TECHNOLOGY .............................    30,871,434
                                                                ------------
  MATERIALS -- 2.0%
    CHEMICALS -- 0.6%
     Air Products & Chemicals, Inc. .................      999        80,290
     Airgas, Inc. ...................................       70         3,353
     Albemarle Corp. ................................       70         2,697
     Ashland, Inc. ..................................    5,946       380,247
     Celanese Corp. .................................      830        32,187
     Cytec Industries, Inc. .........................       50         3,188
     Dow Chemical Co. ...............................    6,331       279,957
     E.I. duPont de Nemours & Co. ...................    5,501       279,671
     Eastman Chemical Co. ...........................      544        34,996
     Ecolab, Inc. ...................................      463        19,770
     Hercules, Inc.* ................................      210         4,126


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    CHEMICALS -- (CONTINUED)
     International Flavors & Fragrances, Inc. .......      455  $     23,724
     Lyondell Chemical Co. ..........................      720        26,726
     Monsanto Co. ...................................    1,598       107,929
     PPG Industries, Inc. ...........................    1,020        77,632
     Praxair, Inc. ..................................      615        44,274
     Rohm & Haas Co. ................................      835        45,658
     Sigma-Aldrich Corp. ............................      486        20,738
     The Lubrizol Corp. .............................       50         3,227
     The Valspar Corp. ..............................      460        13,069
     Valhi, Inc. ....................................       20           326
     Westlake Chemical Corp. ........................      850        23,902
                                                                ------------
                                                                   1,507,687
                                                                ------------
    CONSTRUCTION MATERIALS -- 0.4%
     Cemex S.A. de C.V.* ............................   25,163       928,515
     Eagle Materials, Inc. ..........................       90         4,414
     Florida Rock Industries, Inc. ..................       40         2,700
     Martin Marietta Materials Corp. ................       30         4,861
     Vulcan Materials Co. ...........................      428        49,023
                                                                ------------
                                                                     989,513
                                                                ------------
    CONTAINERS & PACKAGING -- 0.1%
     Ball Corp. .....................................      272        14,462
     Bemis Co., Inc. ................................      652        21,634
     Crown Holdings, Inc.* ..........................       40           999
     Pactiv Corp.* ..................................      497        15,849
     Sealed Air Corp. ...............................    1,162        36,045
     Sonoco Products Co. ............................      410        17,552
     Temple-Inland, Inc. ............................      560        34,457
                                                                ------------
                                                                     140,998
                                                                ------------
    METALS & MINING -- 0.3%
     Alcoa, Inc. ....................................    4,336       175,738
     Allegheny Technologies, Inc. ...................      238        24,961
     Commercial Metals Co. ..........................       20           675
     Freeport-McMoRan Copper & Gold, Inc. - Class B .    5,172       428,345
     Newmont Mining Corp. ...........................      612        23,905
     Nucor Corp. ....................................      822        48,210
     Reliance Steel & Aluminum Co. ..................       50         2,813
     Southern Copper Corp. ..........................      860        81,064
     Steel Dynamics, Inc. ...........................       80         3,353


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    METALS & MINING -- (CONTINUED)
     United States Steel Corp. ......................      643  $     69,926
                                                                ------------
                                                                     858,990
                                                                ------------
    PAPER & FOREST PRODUCTS -- 0.6%
     International Paper Co. ........................   38,644     1,509,048
     Louisiana-Pacific Corp. ........................      610        11,541
     MeadWestvaco Corp. .............................      974        34,402
     Weyerhaeuser Co. ...............................    1,216        95,979
                                                                ------------
                                                                   1,650,970
                                                                ------------
    TOTAL MATERIALS ..........................................     5,148,158
                                                                ------------
  TELECOMMUNICATION SERVICES -- 3.1%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
     AT&T, Inc. .....................................   35,496     1,473,084
     CenturyTel, Inc. ...............................   41,095     2,015,710
     Embarq Corp. ...................................      576        36,501
     Qwest Communications International, Inc.* ......   89,149       864,745
     Verizon Communications, Inc. ...................   21,437       882,561
     Windstream Corp. ...............................    2,377        35,085
                                                                ------------
                                                                   5,307,686
                                                                ------------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
     Citizens Communications Co. ....................    3,740        57,110
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     Alltel Corp. ...................................   29,642     2,002,317
     American Tower Corp.* ..........................      380        15,960
     Crown Castle International Corp.* ..............      990        35,907
     Sprint Corp. ...................................   14,695       304,333
     Telephone & Data Systems, Inc. .................      240        15,017
                                                                ------------
                                                                   2,373,534
                                                                ------------
    TOTAL TELECOMMUNICATION SERVICES .........................     7,738,330
                                                                ------------
  UTILITIES -- 3.2%
    ELECTRIC UTILITIES -- 1.7%
     Allegheny Energy, Inc.* ........................      374        19,351
     American Electric Power Co., Inc. ..............   21,657       975,431
     DPL, Inc. ......................................      780        22,105


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    ELECTRIC UTILITIES -- (CONTINUED)
     Duke Energy Corp. ..............................    7,899  $    144,552
     Edison International Co. .......................    1,048        58,814
     Entergy Corp. ..................................   11,806     1,267,374
     Exelon Corp. ...................................   16,048     1,165,085
     FirstEnergy Corp. ..............................    1,613       104,409
     FPL Group, Inc. ................................    2,065       117,168
     Great Plains Energy, Inc. ......................      560        16,307
     Hawaiian Electric Industries, Inc. .............    1,680        39,799
     Northeast Utilities Co. ........................      350         9,926
     Pepco Holdings, Inc. ...........................      600        16,920
     Pinnacle West Capital Corp. ....................      607        24,189
     PPL Corp. ......................................    1,868        87,404
     Progress Energy, Inc. ..........................    1,366        62,276
     The Southern Co. ...............................    4,410       151,219
                                                                ------------
                                                                   4,282,329
                                                                ------------
    GAS UTILITIES -- 0.0%
     National Fuel Gas Co. ..........................      360        15,591
     Nicor, Inc. ....................................      135         5,794
     ONEOK, Inc. ....................................      280        14,115
     Questar Corp. ..................................      500        26,425
     UGI Corp. ......................................      410        11,185
                                                                ------------
                                                                      73,110
                                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.9%
     AES Corp.* .....................................      941        20,589
     Constellation Energy Group .....................      674        58,753
     Dynegy, Inc.* ..................................    3,346        31,586
     Mirant Corp.* ..................................   49,400     2,106,910
     TXU Corp. ......................................    1,782       119,929
                                                                ------------
                                                                   2,337,767
                                                                ------------
    MULTI-UTILITIES -- 0.6%
     Alliant Energy Corp. ...........................   12,410       482,129
     Ameren Corp. ...................................    1,259        61,704
     CenterPoint Energy, Inc. .......................    2,062        35,879
     CMS Energy Corp. ...............................    5,302        91,194
     Consolidated Edison, Inc. ......................    1,517        68,447
     Dominion Resources, Inc. .......................    1,788       154,322
     DTE Energy Co. .................................    1,124        54,199
     Energy East Corp. ..............................    1,200        31,308
     Integrys Energy Group, Inc. ....................      417        21,154


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
    MULTI-UTILITIES -- (CONTINUED)
     KeySpan Corp. ..................................      589  $     24,726
     MDU Resources Group, Inc. ......................      570        15,983
     NiSource, Inc. .................................    1,865        38,624
     NSTAR ..........................................      430        13,954
     OGE Energy Corp. ...............................      350        12,828
     PG&E Corp. .....................................    1,540        69,762
     Public Service Enterprise Group, Inc. ..........    1,303       114,377
     SCANA Corp. ....................................      200         7,658
     Sempra Energy Co. ..............................    1,201        71,135
     TECO Energy, Inc. ..............................    1,400        24,052
     Vectren Corp. ..................................      590        15,889
     Wisconsin Energy Corp. .........................      280        12,384
     Xcel Energy, Inc. ..............................    2,614        53,509
                                                                ------------
                                                                   1,475,217
                                                                ------------
    TOTAL UTILITIES ..........................................     8,168,423
                                                                ------------
    TOTAL COMMON STOCK
     (COST $172,201,223) .....................................   201,350,725
                                                                ------------


                                                                   VALUE
                                                       SHARES     (NOTE 2)
                                                      --------  ------------
EXCHANGE-TRADED FUNDS -- 19.6%
     iShares Russell 1000 Growth Index Fund .........  828,282  $ 49,042,577
     iShares S&P 500 Growth Index Fund ..............    7,385       507,276
                                                                ------------
    TOTAL EXCHANGE-TRADED FUNDS
     (COST $44,922,241) ......................................    49,549,853
                                                                ------------

SHORT-TERM INVESTMENTS -- 0.8%
     BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Series ..........................  968,227       968,227
     BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series ..........................  968,225       968,225
                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS
    (COST $1,936,452) ........................................     1,936,452
                                                                ------------
   TOTAL INVESTMENTS -- 100.0%
    (COST $219,059,916)+ .....................................  $252,837,030
                                                                ============







---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $219,796,714. At June 30, 2007, net unrealized appreciation was $33,040,316. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $34,987,462, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,947,146.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
COMMON STOCK -- 81.7%
  CONSUMER DISCRETIONARY -- 11.2%
    AUTO COMPONENTS -- 0.1%
     Autoliv, Inc. ..................................      228   $    12,966
     BorgWarner, Inc. ...............................      145        12,476
     Gentex Corp. ...................................      260         5,119
     The Goodyear Tire & Rubber Co.* ................       30         1,043
     TRW Automotive Holdings Corp.* .................       96         3,536
                                                                 -----------
                                                                      35,140
                                                                 -----------
    AUTOMOBILES -- 0.6%
     Ford Motor Co. .................................   22,590       212,798
     Harley-Davidson, Inc. ..........................      360        21,459
     Thor Industries, Inc. ..........................       80         3,611
                                                                 -----------
                                                                     237,868
                                                                 -----------
    DISTRIBUTORS -- 0.1%
     Genuine Parts Co. ..............................      500        24,800
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.4%
     Apollo Group, Inc. - Class A* ..................    2,720       158,930
     Career Education Corp.* ........................      150         5,065
     Laureate Education, Inc. .......................       10           617
     Service Corp. International ....................      446         5,700
     The ServiceMaster Co. ..........................       85         1,314
     Weight Watchers International, Inc. ............       80         4,067
                                                                 -----------
                                                                     175,693
                                                                 -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.7%
     Boyd Gaming Corp. ..............................       20           984
     Harrah's Entertainment, Inc. ...................      118        10,061
     Hilton Hotels Corp. ............................      270         9,037
     International Game Technology ..................      320        12,704
     International Speedway Corp. - Class A .........       53         2,794
     Life Time Fitness, Inc.* .......................    3,650       194,289
     MGM MIRAGE* ....................................       80         6,598
     Royal Caribbean Cruises, Ltd. ..................      198         8,510
     Starwood Hotels & Resorts Worldwide, Inc. ......      300        20,121
     Station Casinos Inc. ...........................       27         2,344
     Wyndham Worldwide Corp.* .......................      251         9,101
                                                                 -----------
                                                                     276,543
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HOUSEHOLD DURABLES -- 0.7%
     Beazer Homes USA, Inc. .........................       70   $     1,727
     Black & Decker Corp. ...........................      207        18,280
     Centex Corp. ...................................      360        14,436
     D.R. Horton, Inc. ..............................      938        18,694
     Fortune Brands, Inc. ...........................      448        36,902
     Harman International Industries, Inc. ..........       60         7,008
     Jarden Corp.* ..................................       50         2,150
     KB Home Co. ....................................      335        13,189
     Leggett & Platt, Inc. ..........................      674        14,862
     Lennar Corp. - Class A .........................      612        22,375
     M.D.C. Holdings, Inc. ..........................      141         6,819
     Mohawk Industries, Inc.* .......................      191        19,251
     Newell Rubbermaid, Inc.* .......................      848        24,957
     NVR, Inc.* .....................................       24        16,314
     Pulte Corp. ....................................      350         7,857
     Ryland Group, Inc. .............................      141         5,269
     Snap-On, Inc. ..................................      187         9,445
     Standard Pacific Corp. .........................      140         2,454
     The Stanley Works ..............................      294        17,846
     Toll Brothers, Inc.* ...........................      415        10,367
     Whirlpool Corp. ................................      153        17,014
                                                                 -----------
                                                                     287,216
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 0.2%
     Amazon.com, Inc.* ..............................      150        10,262
     expedia.com, Inc.* .............................    1,899        55,622
     IAC/Interactive Corp.* .........................      633        21,908
     Liberty Media Corp. - Interactive* .............      389         8,686
                                                                 -----------
                                                                      96,478
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.3%
     Brunswick Corp. ................................      366        11,942
     Eastman Kodak Co. ..............................    2,373        66,041
     Hasbro, Inc. ...................................      387        12,156
     Mattel, Inc. ...................................      893        22,584
                                                                 -----------
                                                                     112,723
                                                                 -----------
    MEDIA -- 1.9%
     Cablevision Systems New York Group - Class A* ..    1,190        43,066
     Discovery Holding Co. - Class A* ...............      457        10,506


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    MEDIA -- (CONTINUED)
     Dow Jones & Co., Inc. ..........................      150   $     8,617
     EchoStar Communications Corp.* .................      310        13,445
     Gannett Co., Inc. ..............................    3,928       215,844
     Getty Images, Inc.* ............................       68         3,251
     Harte-Hanks, Inc. ..............................      100         2,568
     Hearst-Argyle Television, Inc. .................      260         6,266
     Idearc, Inc. ...................................      219         7,737
     Lamar Advertising Co. ..........................       80         5,021
     Lee Enterprises, Inc. ..........................    1,965        40,990
     Liberty Global, Inc.* ..........................      391        16,047
     Liberty Media Corp. - Capital* .................      192        22,594
     Marvel Entertainment, Inc.* ....................    5,950       151,606
     R.H. Donnelley Corp.* ..........................      186        14,095
     Regal Entertainment Group - Class A ............    1,490        32,676
     The E.W. Scripps Co. ...........................      294        13,433
     The Interpublic Group of Cos., Inc.* ...........      668         7,615
     The McClatchy Co. ..............................       76         1,924
     The New York Times Co. .........................      579        14,707
     The Washington Post Co. ........................        9         6,985
     Tribune Co. ....................................    3,535       103,929
     Virgin Media, Inc. .............................      438        10,674
     Warner Music Group, Inc. .......................       64           925
     Westwood One, Inc. .............................    8,150        58,598
                                                                 -----------
                                                                     813,119
                                                                 -----------
    MULTILINE RETAIL -- 1.3%
     Big Lots, Inc.* ................................    9,650       283,903
     Dillard's, Inc. - Class A ......................       94         3,378
     Dollar General Corp.* ..........................    4,850       106,312
     Family Dollar Stores, Inc. .....................      220         7,550
     J.C. Penney Co., Inc. ..........................    1,580       114,360
     Nordstrom, Inc. ................................      170         8,690
     Saks, Inc. .....................................      759        16,205
                                                                 -----------
                                                                     540,398
                                                                 -----------
    RESTAURANTS -- 1.0%
     Brinker International, Inc. ....................      160         4,683
     Darden Restaurants, Inc. .......................    2,740       120,533
     Jack in the Box, Inc.* .........................    3,750       266,025
     Panera Bread Co. - Class A* ....................       10           461
     The Cheesecake Factory, Inc.* ..................       20           490


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    RESTAURANTS -- (CONTINUED)
     Wendy's International, Inc. ....................      180   $     6,615
     Yum! Brands, Inc. ..............................      520        17,014
                                                                 -----------
                                                                     415,821
                                                                 -----------
    SPECIALTY RETAIL -- 2.2%
     Abercrombie & Fitch Co. ........................       80         5,838
     Advance Auto Parts, Inc. .......................      130         5,269
     American Eagle Outfitters, Inc. ................      150         3,849
     AnnTaylor Stores Corp.* ........................       10           354
     AutoNation, Inc.* ..............................      527        11,826
     AutoZone, Inc.* ................................    2,270       310,127
     Barnes & Noble, Inc. ...........................       70         2,693
     Bed Bath & Beyond, Inc.* .......................      260         9,357
     Chico's FAS, Inc.* .............................       90         2,191
     Circuit City Stores, Inc. ......................      314         4,735
     Coldwater Creek, Inc.* .........................    2,250        52,268
     DSW, Inc.* .....................................    4,350       151,467
     Foot Locker, Inc. ..............................      208         4,534
     Limited Brands, Inc. ...........................      540        14,823
     Office Depot, Inc.* ............................      240         7,272
     OfficeMax, Inc. ................................      131         5,148
     RadioShack Corp. ...............................      398        13,190
     Ross Stores, Inc. ..............................    5,560       171,248
     Sally Beauty Holdings, Inc.* ...................    1,640        14,760
     The Gap, Inc. ..................................      893        17,056
     The Sherwin-Williams Co. .......................      270        17,947
     The TJX Cos., Inc. .............................      470        12,925
     Tiffany & Co. ..................................      110         5,837
     Travel Centers of America LLC* .................       28         1,133
     Tween Brands, Inc.* ............................    1,150        51,290
     United Auto Group, Inc. ........................    1,013        21,567
                                                                 -----------
                                                                     918,704
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
     Coach, Inc.* ...................................      180         8,530
     Crocs, Inc.* ...................................    3,050       131,242
     Jones Apparel Group, Inc. ......................      500        14,125
     Liz Claiborne, Inc. ............................      338        12,607
     Phillips-Van Heusen Corp. ......................    3,700       224,109
     Polo Ralph Lauren Corp.  -  Class A ............    2,100       206,031
     The Timberland Co. - Class A* ..................    3,020        76,074


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
     V.F. Corp. .....................................      352   $    32,236
                                                                 -----------
                                                                     704,954
                                                                 -----------
    TOTAL CONSUMER DISCRETIONARY .............................     4,639,457
                                                                 -----------
  CONSUMER STAPLES -- 4.7%
    BEVERAGES -- 1.1%
     Brown-Forman Corp. - Class B ...................      124         9,062
     Coca-Cola Enterprises, Inc. ....................    1,060        25,440
     Constellation Brands, Inc.* ....................      363         8,814
     Molson Coors Brewing Co. - Class B .............    4,205       388,794
     Pepsi Bottling Group, Inc. .....................      417        14,044
     PepsiAmericas, Inc. ............................       94         2,309
                                                                 -----------
                                                                     448,463
                                                                 -----------
    FOOD & STAPLES RETAILING -- 1.2%
     BJ's Wholesale Club, Inc.* .....................      102         3,675
     Kroger Co. .....................................      380        10,689
     Long's Drug Stores Corp. .......................    4,400       231,088
     Rite Aid Corp.* ................................    1,147         7,318
     Safeway, Inc. ..................................    6,888       234,399
     SUPERVALU, Inc. ................................      668        30,942
     Whole Foods Market, Inc. .......................      160         6,128
                                                                 -----------
                                                                     524,239
                                                                 -----------
    FOOD PRODUCTS -- 2.1%
     Bunge Ltd. .....................................      180        15,210
     Cadbury Schweppes PLC, ADR .....................    2,170       117,831
     Campbell Soup Co. ..............................      915        35,511
     ConAgra Foods, Inc. ............................    8,213       220,601
     Corn Products International, Inc. ..............      132         6,000
     Dean Foods Co. .................................      214         6,820
     Del Monte Foods Co. ............................      301         3,660
     General Mills, Inc. ............................    2,100       122,682
     H.J. Heinz Co. .................................    3,333       158,218
     Hershey Foods Corp. ............................      494        25,006
     Hormel Foods Corp. .............................      211         7,881
     McCormick & Co., Inc. ..........................      224         8,552
     Sara Lee Corp. .................................    3,273        56,950
     Smithfield Foods, Inc.* ........................      303         9,329
     The J.M. Smucker Co. ...........................      118         7,512
     Tyson Foods, Inc. - Class A ....................      911        20,990
     Wm. Wrigley Jr. Co. ............................      633        35,011
                                                                 -----------
                                                                     857,764
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HOUSEHOLD PRODUCTS -- 0.1%
     Energizer Holdings, Inc.* ......................      107   $    10,657
     The Clorox Co. .................................      288        17,885
                                                                 -----------
                                                                      28,542
                                                                 -----------
    PERSONAL PRODUCTS -- 0.1%
     Alberto-Culver Co. .............................       92         2,182
     Avon Products, Inc. ............................      801        29,437
     Estee Lauder Cos., Inc. - Class A ..............      250        11,378
                                                                 -----------
                                                                      42,997
                                                                 -----------
    TOBACCO -- 0.1%
     Loews Corp. - Carolina Group. ..................      406        31,372
     UST, Inc. ......................................      498        26,747
                                                                 -----------
                                                                      58,119
                                                                 -----------
    TOTAL CONSUMER STAPLES ...................................     1,960,124
                                                                 -----------
  ENERGY -- 5.3%
    ENERGY EQUIPMENT & SERVICES -- 1.3%
     BJ Services Co. ................................      320         9,101
     Cameron International Corp.* ...................       80         5,718
     Diamond Offshore Drilling, Inc. ................      110        11,172
     Dresser-Rand Group, Inc.* ......................      380        15,010
     ENSCO International, Inc. ......................       80         4,881
     Grant Prideco, Inc.* ...........................       80         4,306
     Helmerich & Payne, Inc. ........................      214         7,580
     Nabors Industries, Ltd.* .......................    3,949       131,818
     National Oilwell, Inc.* ........................       60         6,254
     Oceaneering International, Inc.* ...............       10           526
     Patterson-UTI Energy, Inc. .....................      253         6,631
     Pride International, Inc.* .....................       86         3,221
     Rowan Cos., Inc. ...............................      137         5,614
     SEACOR Holdings, Inc.* .........................       34         3,174
     Smith International, Inc. ......................      120         7,037
     Tidewater, Inc. ................................    4,528       320,945
                                                                 -----------
                                                                     542,988
                                                                 -----------
    GAS UTILITIES -- 0.0%
     Equitable Resources, Inc. ......................      222        11,002
                                                                 -----------
    INTEGRATED OIL & GAS -- 0.3%
     ConocoPhillips .................................    1,370       107,545
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.7%
     Arch Coal, Inc. ................................       40   $     1,392
     Cabot Oil & Gas Corp. ..........................       30         1,106
     Cheniere Energy, Inc.* .........................       50         1,940
     Chesapeake Energy Corp. ........................    5,076       175,630
     Cimarex Energy Co. .............................    3,844       151,492
     Consol Energy, Inc. ............................      130         5,994
     Denbury Resources, Inc.* .......................    5,880       220,500
     Forest Oil Corp.* ..............................      156         6,593
     Foundation Coal Holdings, Inc. .................      190         7,722
     Helix Energy Solutions Group, Inc.* ............       50         1,996
     Hess Corp. .....................................      740        43,630
     Holly Corp. ....................................       20         1,484
     Murphy Oil Corp. ...............................      431        25,619
     Newfield Exploration Co.* ......................      284        12,936
     Noble Energy, Inc. .............................      318        19,840
     Overseas Shipholding Group, Inc. ...............      135        10,989
     Pioneer Natural Resources Co. ..................      245        11,934
     Plains Exploration & Production Co.* ...........      267        12,765
     Pogo Producing Co. .............................      207        10,514
     Quicksilver Resources, Inc.* ...................       40         1,783
     Range Resources Corp. ..........................    5,910       221,093
     Southwestern Energy Co.* .......................       30         1,335
     Spectra Energy Corp. ...........................      941        24,428
     St. Mary Land & Exploration Co. ................      154         5,639
     XTO Energy, Inc. ...............................    2,050       123,205
                                                                 -----------
                                                                   1,101,559
                                                                 -----------
    OIL & GAS REFINING & MARKETING -- 0.9%
     Frontier Oil Corp. .............................    4,219       184,666
     Sunoco, Inc. ...................................      270        21,513
     Tesoro Corp. ...................................    2,800       160,020
                                                                 -----------
                                                                     366,199
                                                                 -----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     El Paso Corp. ..................................    1,993        34,339
     The Williams Cos., Inc. ........................      685        21,660
                                                                 -----------
                                                                      55,999
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.0%
     Teekay Corp. ...................................       60         3,475
                                                                 -----------
    TOTAL ENERGY .............................................     2,188,767
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
  FINANCIALS -- 16.5%
    CAPITAL MARKETS -- 2.7%
     A.G. Edwards, Inc. .............................    1,365   $   115,411
     Affiliated Managers Group, Inc.* ...............       70         9,013
     Allied Capital Corp. ...........................      874        27,059
     American Capital Strategies, Ltd. ..............      520        22,110
     Ameriprise Financial, Inc. .....................      420        26,699
     BlackRock, Inc. ................................       91        14,250
     E*TRADE Group, Inc.* ...........................    1,167        25,779
     Eaton Vance Corp. ..............................      180         7,952
     Federated Investors, Inc. ......................      230         8,816
     GFI Group, Inc.* ...............................    3,600       260,928
     Investment Technology Group, Inc.* .............       20           867
     Janus Capital Group, Inc. ......................      422        11,749
     Jefferies Group, Inc. ..........................      179         4,829
     Legg Mason, Inc. ...............................      215        21,152
     Northern Trust Corp. ...........................    3,750       240,900
     Nuveen Investments - Class A ...................      140         8,701
     Raymond James Financial, Inc. ..................      137         4,233
     SEI Investments Co. ............................    5,800       168,432
     T. Rowe Price Group, Inc. ......................    2,810       145,811
                                                                 -----------
                                                                   1,124,691
                                                                 -----------
    COMMERCIAL BANKS -- 2.5%
     Associated Banc-Corp. ..........................    4,979       162,813
     BancorpSouth, Inc. .............................      310         7,583
     Bank of Hawaii Corp. ...........................       48         2,479
     Bok Financial Corp. ............................       33         1,763
     City National Corp. ............................      153        11,642
     Comerica, Inc. .................................    5,315       316,083
     Commerce Bancorp, Inc. .........................      383        14,167
     Commerce Bancshares, Inc. ......................      216         9,785
     Compass Bancshares, Inc. .......................      195        13,451
     Cullen/Frost Bankers, Inc. .....................       89         4,759
     East West Bancorp, Inc. ........................       91         3,538
     First Citizens BancShares, Inc. ................        9         1,750
     First Horizon National Corp. ...................      536        20,904
     Fulton Financial Corp. .........................      772        11,132
     Huntington Bancshares, Inc. ....................    1,630        37,066
     KeyCorp ........................................    1,629        55,924
     M&T Bank Corp. .................................      235        25,121
     Marshall & Ilsley Corp. ........................      722        34,389
     Popular, Inc. ..................................    9,980       160,379
     Sky Financial Group, Inc. ......................      162         4,513

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMMERCIAL BANKS -- (CONTINUED)
     Synovus Financial Corp. ........................      845   $    25,941
     TCF Financial Corp. ............................      643        17,875
     The Colonial BancGroup, Inc. ...................      513        12,810
     UnionBanCal Corp. ..............................      371        22,149
     Valley National Bancorp ........................      494        11,110
     Whitney Holdings Corp. .........................      239         7,194
     Wilmington Trust Corp.(1) ......................      103         4,275
     Zions Bancorp ..................................      300        23,073
                                                                 -----------
                                                                   1,023,668
                                                                 -----------
    CONSUMER FINANCE -- 0.4%
     AmeriCredit Corp.* .............................      161         4,275
     Nelnet, Inc. ...................................       40           978
     SLM Corp. ......................................    2,825       162,663
     The Student Loan Corp. .........................       30         6,117
                                                                 -----------
                                                                     174,033
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 1.3%
     CIT Group, Inc. ................................    5,250       287,857
     IntercontinentalExchange, Inc.* ................    1,550       229,168
     Leucadia National Corp. ........................      406        14,312
     NYSE Euronext Inc.* ............................       70         5,153
     The Nasdaq Stock Market, Inc.* .................       20           594
                                                                 -----------
                                                                     537,084
                                                                 -----------
    INSURANCE -- 4.9%
     AFLAC, Inc. ....................................    2,800       143,920
     Alleghany Corp.* ...............................       17         6,911
     Allied World Assurance Holdings, Ltd. ..........       90         4,613
     Ambac Financial Group, Inc. ....................      356        31,040
     American Financial Group, Inc. .................      604        20,627
     American National Insurance Co. ................       21         3,205
     Aon Corp. ......................................    1,290        54,967
     Arch Capital Group, Ltd.* ......................    1,426       103,442
     Arthur J. Gallagher & Co. ......................      372        10,371
     Assurant, Inc. .................................    2,794       164,622
     Axis Capital Holdings, Ltd. ....................      229         9,309
     W.R. Berkley Corp. .............................      766        24,926
     Brown & Brown, Inc. ............................      140         3,520
     Cincinnati Financial Corp. .....................      634        27,516
     CNA Financial Corp. ............................    2,472       117,890
     Conseco, Inc.* .................................    1,278        26,697


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    INSURANCE -- (CONTINUED)
     Endurance Specialty ............................       87   $     3,483
     Erie Indemnity Co. .............................      924        49,933
     Everest Re Group, Ltd. .........................       94        10,212
     Fidelity National Financial, Inc. ..............      943        22,349
     First American Corp. ...........................      403        19,949
     Genworth Financial, Inc. .......................    5,948       204,611
     Hanover Insurance Group, Inc. ..................      201         9,807
     HCC Insurance Holdings, Inc. ...................      297         9,923
     Markel Corp.* ..................................       35        16,960
     MBIA, Inc. .....................................      403        25,075
     Mercury General Corp. ..........................      230        12,675
     Nationwide Financial Services, Inc. ............      734        46,403
     Old Republic International Corp. ...............    1,086        23,088
     PartnerRe, Ltd. ................................    1,481       114,777
     Philadelphia Consolidated Holding Corp.* .......      140         5,852
     Principal Financial Group, Inc. ................      377        21,975
     Protective Life Corp. ..........................      325        15,538
     Reinsurance Group of America, Inc. .............      214        12,891
     RenaissanceRe Holdings, Ltd. ...................      108         6,695
     SAFECO Corp. ...................................    3,019       187,963
     StanCorp Financial Group, Inc. .................      232        12,175
     State Auto Financial Corp. .....................    2,900        88,885
     The Travelers Cos., Inc. .......................    1,620        86,670
     Torchmark Corp. ................................    2,341       156,847
     TransAtlantic Holdings, Inc. ...................      226        16,075
     Unitrin, Inc. ..................................      322        15,836
     UnumProvident Corp. ............................    1,686        44,021
     Wesco Financial Corp. ..........................        2           770
     White Mtns. Ins. Group .........................       14         8,484
     XL Capital, Ltd. - Class A .....................      245        20,651
                                                                 -----------
                                                                   2,024,149
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 4.0%
     AMB Property Corp. .............................      369        19,638
     Annaly Mortgage Management, Inc. ...............    6,925        99,858
     Apartment Investment & Management Co. - Class A       516        26,017
     Archstone-Smith Trust ..........................      772        45,633
     Avalon Bay Communities, Inc. ...................      259        30,790


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    REAL ESTATE INVESTMENT TRUSTS  -- (CONTINUED)
     Boston Properties, Inc. ........................      333   $    34,009
     Brandywine Realty Trust ........................      357        10,203
     BRE Properties, Inc. - Class A .................      207        12,273
     Camden Property Trust ..........................      135         9,041
     CapitalSource, Inc. ............................       53         1,303
     CBL & Associates, Inc. .........................      337        12,149
     Colonial Properties Trust ......................      159         5,796
     Developers Diversified Realty Corp. ............      446        23,509
     Douglas Emmett, Inc. ...........................      154         3,810
     Duke Realty Corp. ..............................      625        22,294
     Equity Residential .............................    1,119        51,060
     Essex Property Trust, Inc. .....................       60         6,978
     Federal Realty Investment Trust ................      151        11,666
     General Growth Properties, Inc. ................      553        29,281
     Health Care Property Investors, Inc. ...........      659        19,065
     Health Care REIT, Inc. .........................      450        18,162
     Hospitality Properties Trust ...................    1,920        79,661
     Host Marriott Corp. ............................    1,220        28,206
     HRPT Properties Trust ..........................    1,246        12,958
     iStar Financial, Inc. ..........................    5,790       256,671
     Kilroy Realty Corp. ............................       70         4,959
     Kimco Realty Corp. .............................      714        27,182
     Liberty Property Trust .........................      414        18,187
     Mack-Cali Realty Corp. .........................      202         8,785
     Plum Creek Timber Co., Inc. ....................      898        37,411
     ProLogis .......................................      388        22,077
     Public Storage, Inc. ...........................      462        35,491
     Rayonier, Inc. .................................      295        13,316
     Regency Centers Corp. ..........................      223        15,722
     SL Green Realty ................................      139        17,221
     Taubman Centers, Inc. ..........................    5,967       296,023
     The Macerich Co. ...............................      160        13,187
     Thornburg Mortgage Asset Corp. .................    6,569       171,976
     UDR, Inc. ......................................      370         9,731
     Ventas, Inc. ...................................      210         7,613
     Vornado Realty Trust ...........................      447        49,098
     Weingarten Realty, Inc. ........................      250        10,275
                                                                 -----------
                                                                   1,628,285
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.* ..................       90   $     3,285
     The St. Joe Co. ................................       50         2,317
                                                                 -----------
                                                                       5,602
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 0.7%
     Astoria Financial Corp. ........................      138         3,456
     Capitol Federal Financial ......................      283        10,448
     Federal Agricultural Mortgage Corp. ............    2,840        97,185
     First Niagara Financial Group, Inc. ............    7,000        91,700
     Hudson City Bancorp, Inc. ......................    1,169        14,285
     Indymac Mortgage Holdings,Inc. .................      108         3,150
     MGIC Investment Corp. ..........................      125         7,107
     New York Community Bancorp, Inc. ...............    1,072        18,245
     People's United Financial, Inc. ................      498         8,830
     Radian Group, Inc. .............................      124         6,696
     Sovereign Bancorp, Inc. ........................      966        20,421
     TFS Financial Corp.* ...........................      129         1,489
     The PMI Group, Inc. ............................      131         5,852
     Washington Federal, Inc. .......................      251         6,102
     Webster Financial Corp. ........................       80         3,414
                                                                 -----------
                                                                     298,380
                                                                 -----------
    TOTAL FINANCIALS .........................................     6,815,892
                                                                 -----------
  HEALTH CARE -- 6.7%
    BIOTECHNOLOGY -- 1.6%
     Amylin Pharmaceuticals, Inc.* ..................       20           823
     Celgene Corp.* .................................    3,350       192,056
     Cephalon, Inc.* ................................    2,380       191,328
     Lifecell Corp.* ................................    3,250        99,255
     Millennium Pharmaceuticals, Inc.* ..............   14,469       152,937
                                                                 -----------
                                                                     636,399
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
     Advanced Medical Optics, Inc.* .................       20           698
     Bausch & Lomb, Inc. ............................      168        11,666
     Beckman Coulter, Inc. ..........................       78         5,045
     C.R. Bard, Inc. ................................      100         8,263
     Cytyc Corp.* ...................................       30         1,293


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
     Dentsply International, Inc. ...................      170   $     6,504
     Hillenbrand Industries, Inc. ...................      195        12,675
     Hospira, Inc.* .................................       80         3,123
     Intuitive Surgical, Inc.* ......................       20         2,775
     Inverness Medical Innovations, Inc.* ...........    3,850       196,427
     St. Jude Medical, Inc.* ........................      260        10,788
     The Cooper Cos., Inc. ..........................    2,353       125,462
     Varian Medical Systems, Inc.* ..................       80         3,401
                                                                 -----------
                                                                     388,120
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 2.2%
     AmerisourceBergen Corp. ........................    4,524       223,802
     Brookdale Senior Living, Inc. ..................       42         1,914
     CIGNA Corp. ....................................      690        36,032
     Community Health Systems* ......................      270        10,922
     Coventry Health Care, Inc.* ....................    3,070       176,985
     DaVita, Inc.* ..................................      150         8,082
     Express Scripts, Inc. - Class A* ...............      300        15,003
     Health Management Associates, Inc. .............    1,015        11,530
     Health Net, Inc.* ..............................      130         6,864
     Henry Schein, Inc.* ............................       60         3,206
     Humana, Inc.* ..................................    3,750       228,412
     Laboratory Corp. of America Holdings* ..........      120         9,391
     Lifepoint Hospitals, Inc.* .....................      134         5,183
     Lincare Holdings, Inc.* ........................      120         4,782
     Manor Care, Inc. ...............................       90         5,876
     Omnicare, Inc. .................................      279        10,061
     Patterson Cos., Inc.* ..........................       80         2,982
     Quest Diagnostics, Inc. ........................    2,655       137,131
     Tenet Healthcare Corp.* ........................      406         2,643
     Triad Hospitals, Inc.* .........................      125         6,720
     Universal Health Services, Inc. - Class B ......       63         3,875
                                                                 -----------
                                                                     911,396
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.6%
     Cerner Corp.* ..................................       20         1,109
     IMS Health, Inc. ...............................    5,361       172,249
     Vital Images, Inc.* ............................    2,700        73,332
                                                                 -----------
                                                                     246,690
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.1%
     Applera Corp. - Applied Biosystems Group .......      226   $     6,902
     Charles River Laboratories International, Inc.*        92         4,749
     Covance, Inc.* .................................       10           686
     Invitrogen Corp.* ..............................       96         7,080
     Millipore Corp.* ...............................       20         1,502
     PerkinElmer, Inc. ..............................      131         3,414
     Pharmaceutical Product Development, Inc. .......       90         3,444
     Thermo Electron Corp.* .........................    5,130       265,323
     Waters Corp.* ..................................    2,640       156,710
                                                                 -----------
                                                                     449,810
                                                                 -----------
    PHARMACEUTICALS -- 0.3%
     Abraxis Bioscience, Inc.* ......................       20           445
     Allergan, Inc. .................................      140         8,070
     Barr Pharmaceuticals, Inc.* ....................      100         5,023
     Endo Pharmaceuticals Holdings, Inc.* ...........      130         4,450
     Forest Laboratories, Inc.* .....................      290        13,238
     King Pharmaceuticals, Inc.* ....................      785        16,061
     Mylan Laboratories, Inc. .......................    3,860        70,213
     Watson Pharmaceuticals, Inc.* ..................      254         8,263
                                                                 -----------
                                                                     125,763
                                                                 -----------
    TOTAL HEALTH CARE ........................................     2,758,178
                                                                 -----------
  INDUSTRIALS -- 11.0%
    AEROSPACE & DEFENSE -- 1.9%
     Alliant Techsystems, Inc.* .....................    1,007        99,844
     DRS Technologies, Inc. .........................       56         3,207
     Goodrich Corp. .................................      200        11,912
     L-3 Communications Holdings, Inc. ..............      254        24,737
     Northrop Grumman Corp. .........................    1,460       113,690
     Precision Castparts Corp. ......................    4,370       530,343
     Rockwell Collins, Inc. .........................      170        12,009
                                                                 -----------
                                                                     795,742
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.1%
     C.H. Robinson Worldwide, Inc. ..................      190         9,979
     Expeditors International .......................      100         4,130
                                                                 -----------
                                                                      14,109
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    AIRLINES -- 0.5%
     AMR Corp.* .....................................    6,010   $   158,364
     Northwest Airlines Corp.* ......................      132         2,930
     Southwest Airlines Co. .........................    1,999        29,805
     UAL Corp.* .....................................      600        24,354
     US Airways Group, Inc./New* ....................      121         3,663
                                                                 -----------
                                                                     219,116
                                                                 -----------
    BUILDING PRODUCTS -- 0.2%
     American Standard Cos., Inc. ...................      280        16,515
     Lennox International, Inc. .....................      236         8,078
     Masco Corp. ....................................    1,690        48,114
     Owens Corning, Inc.* ...........................      164         5,515
     USG Corp.* .....................................      119         5,836
                                                                 -----------
                                                                      84,058
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 2.6%
     Administaff, Inc. ..............................    3,000       100,470
     Allied Waste Industries, Inc.* .................   17,245       232,118
     Avery Dennison Corp. ...........................      200        13,296
     ChoicePoint, Inc.* .............................      110         4,670
     Cintas Corp. ...................................      288        11,356
     Corrections Corp. of America* ..................       10           631
     Deluxe Corp. ...................................    5,500       223,355
     Equifax, Inc. ..................................      230        10,217
     HNI Corp. ......................................      110         4,510
     Huron Consulting Group, Inc.* ..................    3,150       229,981
     Manpower, Inc. .................................       90         8,302
     Monster Worldwide, Inc.* .......................       80         3,288
     Pitney Bowes, Inc. .............................      570        26,687
     R.R. Donnelley & Sons Co. ......................    4,336       188,659
     Republic Services, Inc. ........................      239         7,323
     Robert Half International, Inc. ................      160         5,840
     Steelcase, Inc. ................................       30           555
                                                                 -----------
                                                                   1,071,258
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 0.8%
     Fluor Corp. ....................................       70         7,796
     Jacobs Engineering Group, Inc.* ................    3,600       207,036
     KBR, Inc.* .....................................    4,401       115,438
     The Shaw Group, Inc.* ..........................       10           463
     URS Corp.* .....................................       73         3,544
                                                                 -----------
                                                                     334,277
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ELECTRICAL EQUIPMENT -- 0.1%
     Cooper Industries, Ltd. - Class A ..............      185   $    10,562
     Hubbell, Inc. - Class B ........................       66         3,578
     Rockwell Automation, Inc. ......................      230        15,971
     Roper Industries, Inc. .........................       80         4,568
                                                                 -----------
                                                                      34,679
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.6%
     Carlisle Cos., Inc. ............................       67         3,116
     McDermott International, Inc.* .................    2,550       211,956
     Teleflex, Inc. .................................      151        12,349
     Textron, Inc. ..................................      240        26,427
     Walter Industries, Inc. ........................       90         2,606
                                                                 -----------
                                                                     256,454
                                                                 -----------
    MACHINERY -- 2.9%
     AGCO Corp.* ....................................       47         2,040
     Crane Co. ......................................       80         3,636
     Cummins, Inc. ..................................    3,910       395,731
     Dover Corp. ....................................      536        27,416
     Eaton Corp. ....................................    3,723       346,239
     Flowserve Corp. ................................       79         5,656
     Gardner Denver, Inc.* ..........................       79         3,362
     Graco, Inc. ....................................      120         4,834
     Harsco Corp. ...................................      120         6,240
     IDEX Corp. .....................................      120         4,625
     Ingersoll Rand Co. .............................      422        23,134
     ITT Industries, Inc. ...........................      467        31,887
     Joy Global, Inc. ...............................       90         5,250
     Kennametal, Inc. ...............................       24         1,969
     Lincoln Electric Holdings, Inc. ................       60         4,454
     Oshkosh Truck Corp. ............................       80         5,034
     PACCAR, Inc. ...................................      410        35,686
     Pall Corp. .....................................      156         7,175
     Parker Hannifin Corp. ..........................      363        35,541
     Pentair, Inc. ..................................      399        15,389
     SPX Corp. ......................................      180        15,806
     Terex Corp.* ...................................    2,340       190,242
     The Timken Co. .................................      279        10,075
     The Toro Co. ...................................       80         4,711
                                                                 -----------
                                                                   1,186,132
                                                                 -----------
    MARINE -- 0.0%
     Alexander & Baldwin, Inc. ......................       67         3,558
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ROAD & RAIL -- 1.2%
     Avis Budget Group, Inc.* .......................       98   $     2,786
     Con-way, Inc. ..................................    2,990       150,218
     CSX Corp. ......................................      840        37,867
     Hertz Global Holdings, Inc.* ...................      906        24,072
     Kansas City Southern Industries, Inc.* .........       72         2,703
     Laidlaw International, Inc. ....................      124         4,284
     Landstar System, Inc. ..........................       90         4,342
     Ryder Systems, Inc. ............................    5,082       273,412
     YRC Worldwide, Inc.* ...........................      247         9,090
                                                                 -----------
                                                                     508,774
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     GATX Corp. .....................................      175         8,619
     MSC Industrial Direct Co., Inc. - Class A ......       20         1,100
     United Rentals, Inc.* ..........................      120         3,905
     W.W. Grainger, Inc. ............................      271        25,216
                                                                 -----------
                                                                      38,840
                                                                 -----------
    TOTAL INDUSTRIALS ........................................     4,546,997
                                                                 -----------
  INFORMATION TECHNOLOGY -- 13.2%
    COMMUNICATIONS EQUIPMENT -- 2.3%
     ADC Telecommunications, Inc.* ..................      175         3,207
     Avaya, Inc.* ...................................      857        14,432
     Ciena Corp.* ...................................      340        12,284
     CommScope, Inc.* ...............................    4,600       268,410
     F5 Networks, Inc.* .............................    2,750       221,650
     Harris Corp. ...................................    2,560       139,648
     JDS Uniphase Corp.* ............................      139         1,867
     Juniper Networks, Inc.* ........................      529        13,315
     Plantronics, Inc. ..............................    5,000       131,100
     Polycom, Inc.* .................................    4,300       144,480
     Tellabs, Inc.* .................................      725         7,801
                                                                 -----------
                                                                     958,194
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 0.8%
     Diebold, Inc. ..................................      130         6,786
     Emulex Corp.* ..................................   12,150       265,356
     Lexmark International Group, Inc. - Class A* ...      253        12,476
     NCR Corp.* .....................................      393        20,648
     Network Appliance, Inc.* .......................      170         4,964


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMPUTERS & PERIPHERALS -- (CONTINUED)
     Sandisk Corp.* .................................      258   $    12,627
     Seagate Technology .............................      503        10,950
     Western Digital Corp.* .........................      232         4,489
                                                                 -----------
                                                                     338,296
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
     Amphenol Corp. - Class A .......................    5,660       201,779
     Arrow Electronics, Inc.* .......................    5,143       197,646
     Avnet, Inc.* ...................................    8,074       320,053
     CDW Corp.* .....................................      100         8,497
     FLIR Systems, Inc.* ............................    4,400       203,500
     Ingram Micro, Inc. - Class A* ..................    4,871       105,749
     Jabil Circuit, Inc. ............................      291         6,422
     Molex, Inc. ....................................      218         6,542
     Sanmina-SCI Corp.* .............................      482         1,509
     Solectron Corp.* ...............................      733         2,698
     Tech Data Corp.* ...............................      404        15,538
     Tektronix, Inc. ................................      184         6,208
     Vishay Intertechnology, Inc.* ..................      200         3,164
                                                                 -----------
                                                                   1,079,305
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 1.0%
     Akamai Technologies, Inc.* .....................    2,850       138,624
     Bankrate, Inc.* ................................    5,100       244,392
     VeriSign, Inc.* ................................      800        25,384
                                                                 -----------
                                                                     408,400
                                                                 -----------
    IT SERVICES -- 2.7%
     Affiliated Computer Services, Inc.* ............       83         4,708
     Alliance Data Systems Corp.* ...................       50         3,864
     Ceridian Corp.* ................................       21           735
     Cognizant Technology Solutions Corp.* ..........    1,250        93,862
     Computer Sciences Corp.* .......................    4,069       240,681
     Convergys Corp.* ...............................   13,560       328,694
     Electronic Data Systems Corp. ..................    1,753        48,611
     Fidelity National Information Services, Inc. ...      905        49,123
     Fiserv, Inc.* ..................................      190        10,792
     Global Payments, Inc. ..........................       90         3,569
     Hewitt Associates, Inc.* .......................      233         7,456
     Mastercard, Inc. ...............................    1,740       288,614
     MoneyGram International, Inc. ..................      230         6,429


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    IT SERVICES -- (CONTINUED)
     Paychex, Inc. ..................................      510   $    19,951
     Total System Services, Inc. ....................      220         6,492
     Unisys Corp.* ..................................    1,097        10,027
                                                                 -----------
                                                                   1,123,608
                                                                 -----------
    OFFICE ELECTRONICS -- 0.1%
     Xerox Corp.* ...................................    3,345        61,816
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
     Advanced Micro Devices, Inc.* ..................      488         6,978
     Altera Corp.* ..................................      370         8,188
     Analog Devices, Inc. ...........................      450        16,938
     Atmel Corp.* ...................................      646         3,592
     Cree, Inc.* ....................................      124         3,205
     Fairchild Semiconductor International, Inc.* ...       89         1,720
     Integrated Device Technology, Inc.* ............      168         2,565
     International Rectifier Corp.* .................       82         3,055
     Intersil Holding Corp. - Class A ...............      114         3,587
     KLA-Tencor Corp. ...............................      180         9,891
     Lam Research Corp.* ............................    2,910       149,574
     Linear Technology Corp. ........................    3,200       115,776
     LSI Logic Corp.* ...............................      577         4,333
     Maxim Integrated Products, Inc. ................      480        16,037
     MEMC Electronic Materials, Inc.* ...............    3,500       213,920
     Microchip Technology, Inc. .....................      200         7,408
     Micron Technology, Inc.* .......................      759         9,510
     National Semiconductor Corp. ...................      290         8,198
     Novellus Systems, Inc.* ........................      426        12,086
     NVIDIA Corp.* ..................................      120         4,957
     Rambus, Inc.* ..................................       20           360
     Silicon Laboratories, Inc.* ....................       10           346
     Teradyne, Inc.* ................................      136         2,391
     Xilinx, Inc. ...................................      400        10,708
                                                                 -----------
                                                                     615,323
                                                                 -----------
    SOFTWARE -- 2.2%
     Activision, Inc.* ..............................      170         3,174
     Autodesk, Inc.* ................................      170         8,004
     BEA Systems, Inc.* .............................      290         3,970
     BMC Software, Inc.* ............................      240         7,272
     CA, Inc. .......................................    1,050        27,122


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SOFTWARE -- (CONTINUED)
     Cadence Design Systems, Inc.* ..................      900   $    19,764
     Check Point Software Technologies Ltd. ADR* ....    2,800        63,868
     Citrix Systems, Inc.* ..........................      160         5,387
     Compuware Corp.* ...............................      735         8,717
     Electronic Arts, Inc.* .........................      180         8,518
     Fair Isaac & Co., Inc. .........................      187         7,502
     Intuit, Inc.* ..................................      350        10,528
     McAfee, Inc.* ..................................      210         7,392
     NAVTEQ* ........................................       10           423
     Novell, Inc.* ..................................    1,001         7,798
     Parametric Technology Corp.* ...................    6,700       144,787
     Red Hat, Inc.* .................................       30           668
     Salesforce.com, Inc.* ..........................    4,350       186,441
     Sybase, Inc.* ..................................   10,200       243,678
     Symantec Corp.* ................................    6,195       125,139
     Synopsys, Inc.* ................................      200         5,286
                                                                 -----------
                                                                     895,438
                                                                 -----------
    TOTAL INFORMATION TECHNOLOGY .............................     5,480,380
                                                                 -----------
  MATERIALS -- 4.4%
    CHEMICALS -- 2.2%
     Air Products & Chemicals, Inc. .................      471        37,854
     Airgas, Inc. ...................................       96         4,598
     Albemarle Corp. ................................      100         3,853
     Ashland, Inc. ..................................      266        17,011
     Cabot Corp. ....................................      176         8,392
     Celanese Corp. .................................   12,910       500,650
     Chemtura Corp. .................................      412         4,577
     Cytec Industries, Inc. .........................       62         3,954
     Eastman Chemical Co. ...........................      323        20,779
     Ecolab, Inc. ...................................      240        10,248
     FMC Corp. ......................................       59         5,274
     Huntsman Corp. .................................      395         9,602
     International Flavors & Fragrances, Inc. .......      234        12,201
     Lyondell Chemical Co. ..........................    1,017        37,751
     Nalco Holding Co. ..............................      310         8,509
     PPG Industries, Inc. ...........................      665        50,613
     Rohm & Haas Co. ................................      334        18,263
     RPM International, Inc. ........................      325         7,511
     Sensient Technologies Corp. ....................    3,340        84,803
     Sigma-Aldrich Corp. ............................      335        14,294


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    CHEMICALS -- (CONTINUED)
     The Lubrizol Corp. .............................      226   $    14,588
     The Mosaic Co.* ................................      132         5,151
     The Scotts Miracle-Gro Co. - Class A ...........      141         6,055
     The Valspar Corp. ..............................      343         9,745
     Valhi, Inc. ....................................      170         2,771
                                                                 -----------
                                                                     899,047
                                                                 -----------
    CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc. ..........................      130         6,377
     Martin Marietta Materials Corp. ................       60         9,721
     Vulcan Materials Co. ...........................      120        13,745
                                                                 -----------
                                                                      29,843
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.9%
     Ball Corp. .....................................      150         7,975
     Bemis Co., Inc. ................................      368        12,210
     Owens-Illinois, Inc.* ..........................      140         4,900
     Packaging Corp. ................................      190         4,809
     Pactiv Corp.* ..................................    5,440       173,482
     Sealed Air Corp. ...............................      567        17,588
     Smurfit-Stone Container Corp.* .................      384         5,111
     Sonoco Products Co. ............................    2,989       127,959
     Temple-Inland, Inc. ............................      437        26,889
                                                                 -----------
                                                                     380,923
                                                                 -----------
    METALS & MINING -- 1.1%
     Allegheny Technologies, Inc. ...................       30         3,146
     Carpenter Technology Corp. .....................       57         7,428
     Commercial Metals Co. ..........................      281         9,489
     Freeport-McMoRan Copper & Gold, Inc. - Class B .      440        36,441
     Reliance Steel & Aluminum Co. ..................    3,499       196,854
     Southern Copper Corp. ..........................      570        53,728
     Steel Dynamics, Inc. ...........................    2,744       115,001
     Titanium Metals Corp.* .........................       81         2,584
     United States Steel Corp. ......................      335        36,431
                                                                 -----------
                                                                     461,102
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.1%
     Louisiana-Pacific Corp. ........................      540        10,217
     MeadWestvaco Corp. .............................      723        25,536
                                                                 -----------
                                                                      35,753
                                                                 -----------
    TOTAL MATERIALS ..........................................     1,806,668
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
  TELECOMMUNICATION SERVICES -- 3.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
     Cbeyond, Inc.* .................................    6,000   $   231,060
     CenturyTel, Inc. ...............................      715        35,071
     Cogent Communications Group, Inc.* .............    7,650       228,506
     Embarq Corp. ...................................    2,874       182,125
     Qwest Communications International, Inc.* ......   18,632       180,730
     Windstream Corp. ...............................      319         4,708
                                                                 -----------
                                                                     862,200
                                                                 -----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
     Citizens Communications Co. ....................    2,100        32,067
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
     American Tower Corp.* ..........................      150         6,300
     Crown Castle International Corp.* ..............      541        19,622
     Metropcs Communications, Inc.* .................    6,600       218,064
     NII Holdings, Inc.* ............................    3,000       242,220
     Telephone & Data Systems, Inc. .................      196        12,264
     United States Cellular Corp.* ..................       60         5,436
                                                                 -----------
                                                                     503,906
                                                                 -----------
    TOTAL TELECOMMUNICATION SERVICES .........................     1,398,173
                                                                 -----------
  UTILITIES -- 5.3%
    ELECTRIC UTILITIES -- 2.5%
     Allegheny Energy, Inc.* ........................      120         6,209
     American Electric Power Co., Inc. ..............    9,754       439,320
     DPL, Inc. ......................................      278         7,879
     Edison International Co. .......................      871        48,881
     Entergy Corp. ..................................      320        34,352
     Great Plains Energy, Inc. ......................      350        10,192
     Hawaiian Electric Industries, Inc. .............      122         2,890
     Northeast Utilities Co. ........................      411        11,656
     Pepco Holdings, Inc. ...........................      777        21,911
     Pinnacle West Capital Corp. ....................      410        16,339
     PPL Corp. ......................................      806        37,713
     Progress Energy, Inc. ..........................    1,131        51,562
     Reliant Energy, Inc.* ..........................      511        13,771
     Sierra Pacific Resources Corp.* ................   18,933       332,463
                                                                 -----------
                                                                   1,035,138
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    GAS UTILITIES -- 0.5%
     AGL Resources, Inc. ............................    3,137   $   126,986
     Atmos Energy Corp. .............................      331         9,950
     Energen Corp. ..................................      121         6,648
     National Fuel Gas Co. ..........................      317        13,729
     ONEOK, Inc. ....................................      346        17,442
     Questar Corp. ..................................      329        17,388
     Southern Union Co. .............................      301         9,809
     UGI Corp. ......................................      369        10,066
                                                                 -----------
                                                                     212,018
                                                                 -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
     AES Corp.* .....................................      250         5,470
     Constellation Energy Group .....................      280        24,408
     Dynegy, Inc.* ..................................      569         5,371
     Mirant Corp.* ..................................      120         5,118
     NRG Energy, Inc.* ..............................       70         2,910
                                                                 -----------
                                                                      43,277
                                                                 -----------
    MULTI-UTILITIES -- 2.2%
     Alliant Energy Corp. ...........................      447        17,366
     Ameren Corp. ...................................      869        42,590
     CenterPoint Energy, Inc. .......................   15,640       272,136
     CMS Energy Corp. ...............................      653        11,232
     Consolidated Edison, Inc. ......................    1,130        50,986
     DTE Energy Co. .................................      818        39,444
     Energy East Corp. ..............................    7,308       190,666
     Integrys Energy Group, Inc. ....................      213        10,805
     KeySpan Corp. ..................................      264        11,083
     MDU Resources Group, Inc. ......................      591        16,572
     NiSource, Inc. .................................    1,211        25,080
     NSTAR ..........................................      421        13,661
     OGE Energy Corp. ...............................      367        13,450
     PG&E Corp. .....................................    1,013        45,889


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    MULTI-UTILITIES -- (CONTINUED)
     Puget Energy, Inc. .............................      435   $    10,518
     SCANA Corp. ....................................      364        13,938
     Sempra Energy Co. ..............................      780        46,199
     TECO Energy, Inc. ..............................      975        16,750
     Vectren Corp. ..................................      335         9,021
     Wisconsin Energy Corp. .........................      356        15,746
     Xcel Energy, Inc. ..............................    1,621        33,182
                                                                 -----------
                                                                     906,314
                                                                 -----------
    WATER UTILITIES -- 0.0%
     Aqua America, Inc. .............................      374         8,411
                                                                 -----------
    TOTAL UTILITIES ..........................................     2,205,158
                                                                 -----------
    TOTAL COMMON STOCK
     (COST $29,420,007) ......................................    33,799,794
                                                                 -----------

EXCHANGE-TRADED FUNDS -- 17.7%
     iShares Russell Midcap Growth Index Fund
      (Cost $7,091,160) .............................   64,374     7,332,842
                                                                 -----------

SHORT-TERM INVESTMENTS -- 0.6%
     BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Series ..........................  118,287       118,287
     BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series ..........................  118,282       118,282
                                                                 -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $236,569) .........................................       236,569
                                                                 -----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $36,747,736)+ .....................................   $41,369,205
                                                                 ===========




-------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $36,886,398. At June 30, 2007, net unrealized appreciation was $4,482,807. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,149,758, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $666,951.
(1)  Represents an investment in an affiliate.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
COMMON STOCK -- 82.7%
  CONSUMER DISCRETIONARY -- 14.4%
    AUTO COMPONENTS -- 0.5%
     Aftermarket Technology Corp.* ..............           90   $     2,671
     American Axle & Manufacturing Holdings, Inc.        3,930       116,407
     ArvinMeritor, Inc. .........................          420         9,324
     Cooper Tire & Rubber Co. ...................          300         8,286
     Drew Industries, Inc.* .....................          543        17,995
     Gentek, Inc.* ..............................          310        10,918
     Modine Manufacturing Co. ...................        1,360        30,736
     Noble International, Ltd. ..................           40           818
     Raser Technologies, Inc.* ..................           40           296
     Sauer-Danfoss, Inc. ........................          150         4,464
     Shiloh Industries, Inc. ....................          240         2,923
     Standard Motor Products, Inc. ..............          283         4,253
     Superior Industries International, Inc. ....          559        12,164
     Tenneco, Inc.* .............................           80         2,803
     Visteon Corp.* .............................          280         2,268
                                                                 -----------
                                                                     226,326
                                                                 -----------
    AUTOMOBILES -- 0.1%
     Coachmen Industries, Inc. ..................          318         3,072
     Fleetwood Enterprises, Inc.* ...............        1,066         9,648
     Monaco Coach Corp. .........................          512         7,347
     Winnebago Industries, Inc. .................          812        23,970
                                                                 -----------
                                                                      44,037
                                                                 -----------
    DISTRIBUTORS -- 0.2%
     Audiovox Corp.* ............................          436         5,655
     Building Materials Holding Corp. ...........          758        10,756
     Core Mark Holding Co, Inc.* ................           10           360
     DXP Enterprises, Inc.* .....................           10           427
     Keystone Automotive Industries, Inc.* ......          411        17,003
     LKQ Corp. ..................................        1,182        29,148
     Source Interlink Cos., Inc.* ...............          120           598
                                                                 -----------
                                                                      63,947
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.7%
     Bright Horizons Family Solutions, Inc.* ....          677        26,342
     CoinMach Service Corp. .....................          290         3,836


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
     Coinstar, Inc.* ............................          760   $    23,925
     Corinthian Colleges, Inc.* .................          200         3,258
     CPI Corp. ..................................           82         5,699
     DeVry, Inc. ................................          140         4,763
     Investools, Inc.* ..........................        3,050        30,378
     Jackson Hewitt Tax Service, Inc. ...........           20           562
     Matthews International Corp. - Class A .....           70         3,053
     Pre-Paid Legal Services, Inc.* .............          283        18,200
     Regis Corp. ................................        1,440        55,080
     Sotheby's Holdings, Inc. -  Class A ........        2,008        92,408
     Stewart Enterprises, Inc. ..................          510         3,973
     Strayer Education, Inc. ....................           20         2,634
     Universal Technical Institute, Inc.* .......          561        14,244
     Vertrue, Inc.* .............................          246        12,000
                                                                 -----------
                                                                     300,355
                                                                 -----------
    HOTELS, RESORTS & CRUISE LINES -- 0.0%
     Bluegreen Corp.* ...........................           70           818
     The Marcus Corp. ...........................          655        15,563
                                                                 -----------
                                                                      16,381
                                                                 -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.6%
     Ambassadors Group, Inc. ....................           20           711
     Ambassadors International, Inc. ............           10           333
     Ameristar Casinos, Inc. ....................           80         2,779
     Bally Technologies, Inc.* ..................           70         1,849
     Dover Downs Entertainment, Inc. ............          120         1,801
     Isle of Capri Casinos, Inc.* ...............           20           479
     Monarch Casino & Resort, Inc.* .............          312         8,377
     Morgans Hotel Group* .......................           40           975
     MTR Gaming Group, Inc.* ....................           70         1,078
     Multimedia Games, Inc.* ....................          805        10,272
     Pinnacle Entertainment, Inc.* ..............          937        26,377
     Ruth's Chris Steak House, Inc.* ............          400         6,796
     Shuffle Master, Inc.* ......................          986        16,368
     Six Flags, Inc.* ...........................        1,670        10,170
     Town Sports International Holdings, Inc.* ..           10           193
     Triarc Cos., Inc. - Class B ................        1,224        19,217


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HOTELS, RESTAURANTS, & LEISURE -- (CONTINUED)
     Trump Entertainment Resorts, Inc.* .........           90   $     1,129
     Vail Resorts, Inc.* ........................          980        59,653
     WMS Industries, Inc.* ......................        3,447        99,480
                                                                 -----------
                                                                     268,037
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.8%
     American Greetings Corp. ...................          440        12,465
     Avatar Holdings, Inc.* .....................           30         2,308
     Bassett Furniture Industries, Inc. .........          235         3,208
     Blyth, Inc. ................................          110         2,924
     Brookfield Homes Corp. .....................          270         7,854
     California Coastal Communities, Inc.* ......          400         6,776
     Cavco Industries, Inc.* ....................           10           375
     Champion Enterprises, Inc.* ................        1,373        13,497
     CSS Industries, Inc. .......................           40         1,584
     Directed Electronics, Inc.* ................        4,760        42,078
     Ethan Allen Interiors, Inc. ................          738        25,276
     Furniture Brands International, Inc. .......          520         7,384
     Hooker Furniture Corp. .....................           80         1,795
     Hovnanian Enterprises, Inc.* ...............          210         3,471
     iRobot Corp.* ..............................           50           993
     Kimball International, Inc. ................          250         3,503
     La-Z-Boy Chair Co. .........................        1,243        14,245
     Libbey, Inc. ...............................          211         4,551
     Lifetime Brands, Inc. ......................           50         1,023
     M/I Homes, Inc. ............................          280         7,448
     Meritage Homes Corp.* ......................          678        18,137
     National Presto Industries, Inc. ...........           89         5,548
     Orleans Homebuilders, Inc. .................          160         1,352
     Palm Harbor Homes, Inc.* ...................           20           283
     Russ Berrie & Co., Inc.* ...................          163         3,037
     Sealy Corp. ................................          250         4,130
     Skyline Corp. ..............................          140         4,201
     Standard Pacific Corp. .....................        1,017        17,828
     Stanley Furniture Co., Inc. ................           70         1,438
     Tarragon Corp.* ............................          130         1,100
     Tempur-Pedic International, Inc. ...........        2,286        59,207
     TOUSA, Inc. ................................          530         2,221
     Tupperware Corp. ...........................          410        11,783
     Universal Electronics, Inc.* ...............        1,530        55,570
                                                                 -----------
                                                                     348,593
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    INTERNET & CATALOG RETAIL -- 0.6%
     1-800-FLOWERS.COM, Inc.* ...................           60   $       566
     Blue Nile, Inc.* ...........................          265        16,006
     FTD Group, Inc.* ...........................           20           368
     Netflix, Inc.* .............................           80         1,551
     Overstock.com, Inc.* .......................           30           548
     PetMed Express, Inc.* ......................          780        10,015
     Priceline.com, Inc.* .......................        2,830       194,534
     Stamps.com, Inc.* ..........................          452         6,229
     Systemax, Inc.* ............................           20           416
     US Auto Parts Network, Inc.* ...............           90           852
                                                                 -----------
                                                                     231,085
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 1.0%
     Arctic Cat, Inc. ...........................          282         5,584
     Callaway Golf Co. ..........................        5,030        89,584
     JAKKS Pacific, Inc.* .......................        3,296        92,750
     K2, Inc.* ..................................          915        13,899
     Marine Products Corp. ......................          110           905
     MarineMax, Inc.* ...........................          382         7,648
     Oakley, Inc. ...............................          110         3,124
     Polaris Industries, Inc. ...................        1,064        57,626
     Pool Corp. .................................        1,300        50,739
     RC2 Corp.* .................................        2,038        81,540
     Steinway Musical Instruments ...............           40         1,384
     Sturm, Ruger & Co., Inc.* ..................          267         4,144
     The Nautilus Group, Inc. ...................        1,034        12,449
                                                                 -----------
                                                                     421,376
                                                                 -----------
    MEDIA -- 0.9%
     4Kids Entertainment, Inc.* .................          293         4,395
     Arbitron, Inc. .............................          738        38,029
     Belo Corp. .................................          850        17,501
     Carmike Cinemas, Inc. ......................           80         1,757
     Citadel Broadcasting Corp. .................          780         5,031
     Clear Channel Outdoor Holdings, Inc.* ......        2,450        69,433
     Cox Radio, Inc.* ...........................          190         2,706
     Crown Media Holdings, Inc.* ................           70           504
     Cumullus Media, Inc.* ......................          140         1,309
     Emmis Communications Corp. - Class A .......          810         7,460
     Entercom Communications Corp. ..............          250         6,223
     Entravision Communications Corp.* ..........           10           104


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    MEDIA -- (CONTINUED)
     Gemstar-TV Guide International, Inc.* ......       11,600   $    57,072
     Gray Communications Systems, Inc. ..........          290         2,688
     Interactive Data Corp. .....................          400        10,712
     Journal Communications, Inc. -  Class A ....          700         9,107
     Journal Register Co. .......................          650         2,912
     Lee Enterprises, Inc. ......................          350         7,301
     Lin TV Corp.* ..............................          120         2,257
     Live Nation, Inc.* .........................        1,029        23,029
     Martha Stewart Living Omnimedia, Inc. ......           20           344
     Marvel Entertainment, Inc.* ................          240         6,115
     Media General, Inc. - Class A ..............          180         5,989
     Morningstar, Inc.* .........................           10           470
     ProQuest Co.* ..............................          180         1,717
     Radio One, Inc. - Class D* .................        2,092        14,770
     Salem Communications Corp.* ................          110         1,220
     Scholastic Corp.* ..........................          180         6,469
     Sinclair Broadcast Group, Inc. .............        3,870        55,031
     Sun-Times Media Group, Inc. ................          650         3,413
     Valassis Communications, Inc.* .............          310         5,329
     Value Line, Inc. ...........................          130         5,707
     Westwood One, Inc. .........................          930         6,687
     World Wrestling Entertainment, Inc. ........          270         4,317
                                                                 -----------
                                                                     387,108
                                                                 -----------
    MULTILINE RETAIL -- 0.1%
     99 Cents Only Stores* ......................          120         1,573
     Big Lots, Inc.* ............................           10           294
     Bon-Ton Stores, Inc. .......................           10           400
     Fred's, Inc. ...............................          639         8,550
     Tuesday Morning Corp. ......................          924        11,421
                                                                 -----------
                                                                      22,238
                                                                 -----------
    RESTAURANTS -- 1.7%
     AFC Enterprises, Inc.* .....................          510         8,818
     Applebee's International, Inc. .............          230         5,543
     Bob Evans Farms, Inc. ......................          140         5,159
     Buffalo Wild Wings, Inc.* ..................           20           832
     California Pizza Kitchen, Inc.* ............          651        13,984
     CBRL Group, Inc. ...........................          180         7,646


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    RESTAURANTS -- (CONTINUED)
     CEC Entertainment, Inc.* ...................        1,401   $    49,315
     CKE Restaurants, Inc. ......................        5,960       119,617
     Cosi, Inc.* ................................           40           182
     Domino's Pizza, Inc. .......................          230         4,202
     IHOP Corp. .................................          385        20,956
     Jack in the Box, Inc.* .....................        1,634       115,916
     Landry's Restaurants, Inc. .................          296         8,957
     Luby's, Inc.* ..............................           50           483
     McCormick & Schmick's Seafood Restaurants,
      Inc.* .....................................          910        23,605
     Morton's Restaurant Group, Inc.* ...........        2,900        52,519
     O'Charley's, Inc. ..........................          397         8,004
     P.F. Chang's China Bistro, Inc.* ...........          670        23,584
     Panera Bread Co. - Class A* ................          822        37,861
     Papa John's International, Inc.* ...........          651        18,723
     RARE Hospitality International, Inc. .......          743        19,890
     Red Robin Gourmet Burgers, Inc.* ...........          369        14,897
     Ruby Tuesday, Inc. .........................        2,810        73,987
     Sonic Corp.* ...............................        1,789        39,573
     Texas Roadhouse, Inc.* .....................        1,180        15,092
     The Steak 'n Shake Co.* ....................          690        11,516
                                                                 -----------
                                                                     700,861
                                                                 -----------
    SPECIALTY RETAIL -- 4.5%
     Aaron Rents, Inc. ..........................        4,030       117,676
     Aeropostale, Inc.* .........................        3,330       138,794
     America's Car-Mart, Inc.* ..................           60           815
     AnnTaylor Stores Corp.* ....................        1,500        53,130
     Asbury Automotive Group ....................           90         2,246
     Barnes & Noble, Inc. .......................        1,200        46,164
     Bebe Stores, Inc. ..........................          180         2,882
     Big 5 Sporting Goods Corp. .................          640        16,320
     Blockbuster, Inc. - Class A* ...............        9,340        40,255
     Books-A-Million, Inc. ......................           80         1,355
     Borders Group, Inc. ........................          150         2,859
     Brown Shoe Co., Inc. .......................        1,022        24,855
     Build-A-Bear Workshop, Inc.* ...............           80         2,091
     Cabela's, Inc. - Class A* ..................        1,320        29,212
     Cache, Inc.* ...............................           10           133
     Charlotte Russe Holdings, Inc.* ............        1,600        42,992
     Charming Shoppes, Inc.* ....................        3,960        42,887


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SPECIALTY RETAIL -- (CONTINUED)
     Christopher & Banks Corp. ..................        1,083   $    18,574
     Conn's, Inc.* ..............................           60         1,714
     Cost Plus, Inc.* ...........................          366         3,104
     CSK Auto Corp.* ............................          220         4,048
     DEB Shops, Inc. ............................          270         7,466
     Dick's Sporting Goods, Inc.* ...............        1,900       110,523
     Dress Barn, Inc.* ..........................        1,313        26,943
     DSW, Inc.* .................................          935        32,557
     Genesco, Inc.* .............................          540        28,247
     Group 1 Automotive, Inc. ...................          501        20,210
     Guess, Inc. ................................        2,318       111,357
     Guitar Center, Inc.* .......................          763        45,635
     Haverty Furniture Cos., Inc. ...............          666         7,772
     Hibbett Sports Inc.* .......................          851        23,300
     Hot Topic, Inc.* ...........................        1,173        12,751
     Jo-Ann Stores, Inc.* .......................          383        10,889
     Jos. A. Bank Clothiers, Inc.* ..............          496        20,569
     Lithia Motors, Inc. ........................          480        12,163
     Midas, Inc.* ...............................          205         4,647
     New York & Co., Inc.* ......................           20           219
     Pacific Sunwear of California, Inc.* .......        4,110        90,420
     Payless ShoeSource, Inc.* ..................        2,840        89,602
     Pier 1 Imports, Inc. .......................          700         5,943
     Rent-A-Center, Inc.* .......................        4,520       118,560
     Select Comfort Corp.* ......................        1,152        18,685
     Shoe Carnival, Inc.* .......................           20           550
     Sonic Automotive, Inc. .....................          752        21,785
     Stage Stores, Inc. .........................        1,170        24,523
     Stein Mart, Inc. ...........................          551         6,755
     Syms Corp.* ................................           10           197
     Talbots, Inc. ..............................        2,240        56,067
     The Buckle, Inc. ...........................           60         2,364
     The Cato Corp. - Class A ...................          702        15,402
     The Children's Place Retail Stores, Inc.* ..          604        31,191
     The Finish Line, Inc. - Class A ............          934         8,509
     The Gymboree Corp.* ........................        2,108        83,076
     The Men's Wearhouse, Inc. ..................        2,154       110,005
     The Pep Boys - Manny, Moe & Jack ...........        1,034        20,845
     Tractor Supply Co.* ........................          897        46,689
     Tween Brands, Inc.* ........................          847        37,776
     West Marine, Inc.* .........................           40           550


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SPECIALTY RETAIL -- (CONTINUED)
     Wetseal, Inc. - Class A* ...................           60   $       361
     Zale Corp.* ................................        1,090        25,953
                                                                 -----------
                                                                   1,883,162
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
     Ashworth, Inc.* ............................          342         2,394
     Carter's, Inc.* ............................          170         4,410
     Cherokee, Inc. .............................           60         2,192
     Columbia Sportswear Co. ....................          110         7,555
     Crocs, Inc.* ...............................        1,776        76,421
     Deckers Outdoor Corp.* .....................          293        29,564
     Fossil, Inc.* ..............................        3,419       100,826
     Hartmarx Corp.* ............................          160         1,275
     Iconix Brand Group, Inc.* ..................        1,098        24,398
     K-Swiss, Inc. - Class A ....................          819        23,202
     Kellwood Co. ...............................          595        16,732
     Maidenform Brands, Inc.* ...................           40           794
     Movado Group, Inc. .........................        1,058        35,697
     Oxford Industries, Inc. ....................        2,171        96,262
     Phillips-Van Heusen Corp. ..................        2,770       167,779
     Quiksilver, Inc.* ..........................        3,279        46,332
     Skechers U.S.A., Inc.* .....................        4,315       125,998
     Steven Madden, Ltd. ........................        1,750        57,330
     The Stride Rite Corp. ......................        2,743        55,573
     The Timberland Co. - Class A* ..............        1,860        46,854
     The Warnaco Group, Inc.* ...................          280        11,015
     True Religion Apparel, Inc.* ...............        3,000        60,990
     Unifirst Corp. .............................          353        15,550
     Volcom, Inc.* ..............................          370        18,548
     Wolverine World Wide, Inc. .................        4,000       110,840
                                                                 -----------
                                                                   1,138,531
                                                                 -----------
    TOTAL CONSUMER DISCRETIONARY .............................     6,052,037
                                                                 -----------
  CONSUMER STAPLES -- 3.3%
    BEVERAGES -- 0.2%
     Coca-Cola Bottling Co. .....................           90         4,527
     MGP Ingredients, Inc. ......................           40           676
     National Beverage Corp.* ...................          240         2,762
     The Boston Beer Co., Inc. -  Class A* ......        1,530        60,206
                                                                 -----------
                                                                      68,171
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    FOOD & STAPLES RETAILING -- 1.0%
     Andersons, Inc. ............................           10   $       453
     Arden Group, Inc. ..........................           20         2,728
     Casey's General Stores, Inc. ...............          813        22,162
     Central European Distribution Corp.* .......        2,740        94,859
     Great Atlantic & Pacific Tea Co., Inc.* ....          577        19,352
     Ingles Markets, Inc. - Class A .............           60         2,067
     Long's Drug Stores Corp. ...................        1,256        65,965
     Nash Finch Co. .............................          314        15,543
     Performance Food Group Co.* ................          840        27,292
     PriceSmart, Inc. ...........................           10           247
     Ruddick Corp. ..............................        2,130        64,156
     Spartan Stores, Inc. .......................          360        11,848
     The Pantry, Inc.* ..........................           50         2,305
     United Natural Foods, Inc.* ................        1,107        29,424
     Weis Markets, Inc. .........................          110         4,456
     Winn-Dixie Store, Inc.* ....................        2,500        73,250
                                                                 -----------
                                                                     436,107
                                                                 -----------
    FOOD PRODUCTS -- 1.0%
     Chiquita Brands International, Inc.* .......          480         9,101
     Corn Products International, Inc. ..........        1,464        66,539
     Darling International, Inc.* ...............          150         1,371
     Flowers Foods, Inc. ........................          902        30,091
     Hain Celestial Group, Inc.* ................        3,267        88,666
     Imperial Sugar Co. .........................           70         2,155
     J&J Snack Foods Corp. ......................        1,911        72,121
     Lancaster Colony Corp. .....................          180         7,540
     Lance, Inc. ................................          715        16,845
     Pilgrim's Pride Corp. ......................          210         8,016
     Ralcorp Holdings, Inc.* ....................          642        34,315
     Reddy Ice Holdings, Inc. ...................           90         2,567
     Sanderson Farms, Inc. ......................          481        21,655
     Seaboard Corp. .............................           10        23,450
     Tootsie Roll Industries, Inc. ..............           20           554
     Treehouse Foods, Inc.* .....................          677        18,015
                                                                 -----------
                                                                     403,001
                                                                 -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.0%
     Peet's Coffee & Tea, Inc.* .................          341         8,399
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HOUSEHOLD PRODUCTS -- 0.1%
     Central Garden & Pet Co.* ..................           60   $       736
     Central Garden & Pet Co. A* ................        1,477        17,325
     Spectrum Brands, Inc.* .....................          825         5,585
     WD-40 Co. ..................................          403        13,247
                                                                 -----------
                                                                      36,893
                                                                 -----------
    PERSONAL PRODUCTS -- 0.9%
     American Oriental Bioengineering, Inc.* ....        6,030        53,667
     Chattem, Inc.* .............................        2,879       182,471
     French Fragrances, Inc.* ...................           40           970
     Mannatech, Inc. ............................          490         7,786
     Medifast, Inc.* ............................           50           448
     NBTY, Inc.* ................................          120         5,184
     Nu Skin Enterprises, Inc. ..................          360         5,940
     Parlux Fragrances, Inc.* ...................          120           533
     Playtex Products, Inc.* ....................        1,682        24,910
     Prestige Brands Holdings, Inc.* ............        7,090        92,028
     USANA Health Sciences, Inc.* ...............          267        11,946
                                                                 -----------
                                                                     385,883
                                                                 -----------
    TOBACCO -- 0.1%
     Alliance One International, Inc.* ..........        1,699        17,075
     Universal Corp. ............................          130         7,920
     Vector Group, Ltd. .........................          570        12,842
                                                                 -----------
                                                                      37,837
                                                                 -----------
    TOTAL CONSUMER STAPLES ...................................     1,376,291
                                                                 -----------
  ENERGY -- 5.0%
    ENERGY EQUIPMENT & SERVICES -- 2.6%
     Allis-Chalmers Energy, Inc.* ...................       30           690
     Atwood Oceanics, Inc.* .........................    1,374        94,284
     Basic Energy Services, Inc.* ...................       60         1,534
     Bristow Group, Inc.* ...........................      576        28,541
     Bronco Drilling Co., Inc.* .....................       80         1,313
     Cal Dive International, Inc.* ..................      940        15,632
     CARBO Ceramics, Inc. ...........................      585        25,629
     Complete Production Services, Inc.* ............       50         1,293
     Dresser-Rand Group, Inc.* ......................    1,600        63,200
     Dril-Quip, Inc.* ...............................      534        24,003
     EnGlobal, Corp.* ...............................       80           972
     Global Industries, Ltd.* .......................    4,560       122,299
     Grey Wolf, Inc.* ...............................      410         3,378

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
     Gulf Island Fabrication, Inc. ..................       40   $     1,388
     GulfMark Offshore, Inc.* .......................       10           512
     Hercules Offshore, Inc.* .......................      110         3,562
     Hornbeck Offshore Services, Inc.* ..............      671        26,008
     Input/Output, Inc.* ............................    1,318        20,574
     Lufkin Industries, Inc. ........................      328        21,172
     Matrix Service Co.* ............................      520        12,922
     NATCO Group, Inc.* .............................       20           921
     Newpark Resources* .............................       10            78
     Oceaneering International, Inc.* ...............    1,434        75,486
     Oil States International, Inc.* ................       80         3,307
     Parker Drilling Co.* ...........................       30           316
     Petroleum Helicopters, Inc.* ...................      190         5,660
     Pioneer Drilling Co.* ..........................    2,920        43,537
     RPC, Inc. ......................................    5,080        86,563
     SEACOR Holdings, Inc.* .........................      410        38,278
     Superior Well Services, Inc.* ..................       40         1,016
     T-3 Energy Services, Inc.* .....................       30         1,004
     TETRA Technologies, Inc.* ......................    2,797        78,875
     Union Drilling, Inc.* ..........................       20           328
     Unit Corp.* ....................................    1,797       113,049
     W-H Energy Services, Inc.* .....................    2,793       172,915
                                                                 -----------
                                                                   1,090,239
                                                                 -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.0%
     Arena Resources, Inc.* .........................       10           581
                                                                 -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.8%
     Cabot Oil & Gas Corp. ..........................    2,500        92,200
     Helix Energy Solutions Group, Inc.* ............    2,360        94,188
     Petroleum Development Corp.* ...................      422        20,036
     St. Mary Land & Exploration Co. ................    1,622        59,398
     W&T Offshore, Inc. .............................    2,900        81,171
                                                                 -----------
                                                                     346,993
                                                                 -----------
    OIL & GAS REFINING & MARKETING -- 0.1%
     World Fuel Services Corp. ......................      675        28,391
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 1.5%
     Alon USA Energy, Inc. ..........................    1,680        73,937
     Alpha Natural Resources, Inc.* .................      200         4,158
     Aventine Renewable Energy Holdings, Inc.* ......       10           170
     Berry Petroleum Co. - Class A ..................      120         4,522


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
     Bill Barrett Corp.* ............................       20   $       737
     Brigham Exploration Co.* .......................      150           880
     Callon Petroleum Co.* ..........................       80         1,134
     Carrizo Oil & Gas, Inc.* .......................       10           415
     Clayton Williams Energy, Inc.* .................       20           529
     Comstock Resources, Inc.* ......................       50         1,498
     Crosstex Energy, Inc. ..........................       10           287
     Delek US Holdings, Inc. ........................    1,960        52,234
     Edge Petroleum Corp.* ..........................       60           841
     Encore Acquisition Co.* ........................       90         2,502
     Energy Partners, Ltd.* .........................       45           751
     Evergreen Energy, Inc.* ........................       30           181
     Exco Resources. Inc.* ..........................       60         1,046
     GeoGlobal Resources, Inc.* .....................       30           153
     GMX Resources, Inc.* ...........................       40         1,384
     Goodrich Petroleum Corp.* ......................       10           346
     Harvest Natural Resources* .....................      100         1,191
     International Coal Group, Inc.* ................       60           359
     James River Coal Co.* ..........................       40           518
     Mariner Energy, Inc.* ..........................    4,660       113,005
     Markwest Hydrocarbon, Inc. .....................       30         1,723
     Massey Energy Co. ..............................    1,273        33,925
     McMoRan Exploration Co.* .......................       40           560
     NGP Capital Resources Co. ......................       80         1,338
     Pacific Ethanol, Inc.* .........................      170         2,244
     Parallel Petroleum Corp.* ......................       40           876
     Penn Virginia Corp. ............................    1,012        40,682
     Petrohawk Energy Corp.* ........................       80         1,269
     Petroquest Energy, Inc.* .......................       20           291
     Quest Resource Corp.* ..........................       60           701
     Stone Energy Corp.* ............................      783        26,825
     Swift Energy Co.* ..............................      811        34,678
     Toreador Resources Corp.* ......................       30           450
     TXCO Resources, Inc.* ..........................       70           720
     USEC, Inc.* ....................................      300         6,594
     Vaalco Energy* .................................      200           966
     VeraSun Energy Corp.* ..........................       60           869
     Western Refining, Inc. .........................    3,385       195,653
     Westmoreland Coal Co.* .........................       60         1,641
     Whiting Petroleum Corp.* .......................       20           810
                                                                 -----------
                                                                     615,593
                                                                 -----------
    TOTAL ENERGY .............................................     2,081,797
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
  FINANCIALS -- 14.1%
    CAPITAL MARKETS -- 0.8%
     Apollo Investment Corp. ........................      480   $    10,330
     Ares Capital Corp. .............................      331         5,577
     Calamos Asset Management, Inc. .................      270         6,898
     Capital Southwest Corp. ........................       10         1,558
     Cohen & Steers, Inc. ...........................       70         3,042
     GAMCO Investors, Inc. ..........................       40         2,242
     GFI Group, Inc.* ...............................       20         1,450
     Gladstone Capital Corp. ........................      300         6,438
     Greenhill & Co., Inc. ..........................       50         3,436
     Investment Technology Group, Inc.* .............    2,043        88,523
     Knight Capital Group, Inc. - Class A* ..........      190         3,154
     Kohlberg Capital Corp. .........................    1,500        27,825
     Labranche & Co., Inc.* .........................    1,588        11,719
     MCG Capital Corp. ..............................      670        10,733
     MVC Capital, Inc. ..............................      110         2,069
     optionsXpress Holdings, Inc. ...................      190         4,875
     Penson Worldwide, Inc.* ........................       10           245
     Piper Jaffray Cos., Inc.* ......................      360        20,063
     Raymond James Financial, Inc. ..................    1,600        49,440
     Sanders Morris Harris Group, Inc. ..............      140         1,630
     Stifel Financial Corp.* ........................       30         1,767
     SWS Group, Inc. ................................      487        10,529
     Technology Investment Capital Corp. ............       20           316
     Thomas Weisel Partners Group, Inc.* ............       40           666
     Tradestation Group, Inc.* ......................      401         4,672
     Waddell & Reed Financial, Inc. - Class A .......    2,530        65,805
                                                                 -----------
                                                                     345,002
                                                                 -----------
    COMMERCIAL BANKS -- 3.8%
     1st Source Corp. ...............................       80         1,994
     Alabama National Bancorp .......................      340        21,026
     Amcore Financial, Inc. .........................      100         2,899
     Ameris Bancorp .................................       50         1,124
     Arrow Financial Corp. ..........................      130         2,861
     Bancfirst Corp. ................................       30         1,285
     BancTrust Financial Group, Inc. ................       60         1,260
     Bank of Granite Corp. ..........................       50           835


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMMERCIAL BANKS -- (CONTINUED)
     Banner Corp. ...................................       10   $       341
     Boston Private Financial Holdings, Inc. ........      889        23,887
     Cadence Financial Corp. ........................      200         3,896
     Camden National Corp. ..........................       20           783
     Capital Corp of the West .......................       20           479
     Capitol Bancorp, Ltd. ..........................       80         2,186
     Cascade Bancorp ................................      792        18,327
     Cathay General Bancorp .........................       50         1,677
     Centennial Bank Holdings, Inc.* ................      120         1,016
     Central Pacific Financial Corp. ................      573        18,915
     Chemical Financial Corp. .......................      210         5,433
     Chittenden Corp. ...............................      901        31,490
     Citizens Banking Corp. .........................      500         9,150
     City Holding Co. ...............................       20           767
     Community Bancorp* .............................    1,360        38,053
     Community Bank Systems, Inc. ...................      710        14,214
     Community Banks, Inc. ..........................      210         6,766
     Community Trust Bancorp, Inc. ..................       60         1,938
     CVB Financial Corp. ............................      438         4,871
     East West Bancorp, Inc. ........................    1,591        61,858
     Farmers Capital Bank Corp. .....................      120         3,472
     First Bancorp/North Carolina ...................      100         1,873
     First Bancorp/Puerto Rico ......................    1,307        14,364
     First Charter Corp. ............................    2,670        51,985
     First Commonwealth Financial Corp. .............    1,787        19,514
     First Community Bancorp, Inc. ..................       50         2,860
     First Community Bancshares, Inc. ...............       80         2,495
     First Financial Bancorp ........................      744        11,153
     First Financial Bankshares, Inc. ...............       60         2,329
     First Financial Corp./Indiana ..................      110         3,230
     First Indiana Corp. ............................      329         7,277
     First Merchants Corp. ..........................      190         4,566
     First Midwest Bancorp, Inc. ....................      989        35,119
     First Republic Bank ............................      640        34,342
     First South Bancorp ............................       30           807
     First State Bancorp ............................       40           852
     FirstMerit Corp. ...............................      820        17,163
     FNB Corp./VA ...................................       40         1,436
     FNB Corp. ......................................      570         9,542
     Frontier Financial Corp. .......................      940        21,178
     GB&T Bancshares, Inc. ..........................       80         1,336
     Glacier Bancorp, Inc. ..........................    1,261        25,661


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMMERCIAL BANKS -- (CONTINUED)
     Great Southern Bancorp, Inc. ...................       20   $       541
     Greater Bay Bancorp ............................      360        10,022
     Hancock Holding Co. ............................      110         4,130
     Hanmi Financial Corp. ..........................    1,022        17,435
     Harleysville National Corp. ....................      260         4,191
     Heartland Financial USA, Inc. ..................       10           243
     Horizon Financial Corp. ........................       80         1,743
     IBERIABANK Corp. ...............................       10           495
     Independent Bank Corp./Massachusetts ...........       30           886
     Independent Bank Corp./Michigan ................      617        10,619
     Integra Bank Corp. .............................      120         2,576
     International Bancshares Corp. .................      234         5,995
     InterVest Bancshares Corp. .....................       40         1,126
     Irwin Financial Corp. ..........................      545         8,159
     Lakeland Bancorp, Inc. .........................       20           266
     Macatawa Bank Corp. ............................      116         1,846
     MainSource Financial Group, Inc. ...............       60         1,007
     MBT Financial Corp. ............................      270         3,802
     Mercantile Bank Corp. ..........................       40         1,084
     Midwest Banc Holdings, Inc. ....................      140         2,030
     Nara Bancorp, Inc. .............................      609         9,701
     National Penn Bancshares, Inc. .................      220         3,670
     NBT Bancorp, Inc. ..............................      220         4,963
     Old National Bancorp/Indiana ...................      580         9,634
     Omega Financial Corp. ..........................      130         3,496
     Oriental Financial Group .......................      500         5,455
     Pacific Capital Bancorp ........................      240         6,475
     Park National Corp. ............................       90         7,631
     Peoples Bancorp, Inc./Ohio .....................       90         2,436
     PrivateBancorp, Inc. ...........................      499        14,371
     Prosperity Bancshares, Inc. ....................      737        24,144
     Provident Bankshares Corp. .....................      696        22,815
     Renasant Corp. .................................       80         1,819
     Republic Bancorp, Inc./Kentucky ................      110         1,825
     Royal Bancshares of Pennsylvania ...............      171         3,370
     S&T Bancorp, Inc. ..............................      100         3,290
     Sandy Springs Bancorp, Inc. ....................    3,210       100,922
     Santander BanCorp ..............................      300         4,458
     SCBT Financial Corp. ...........................       20           728


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMMERCIAL BANKS -- (CONTINUED)
     Seacoast Banking Corp. of Florida ..............       90   $     1,958
     Security Bank Corp. ............................       80         1,608
     Shore Bancshares, Inc. .........................       20           516
     Sierra Bancorp .................................       40         1,128
     Signature Bank* ................................      600        20,460
     Simmons First National Corp. ...................       50         1,380
     Southside Bancshares, Inc. .....................       33           717
     Sterling Bancorp ...............................      306         4,905
     Sterling Bancshares, Inc. ......................    1,637        18,514
     Sterling Financial Corp./Pennsylvania ..........      110         1,157
     Sterling Financial Corp./Washington ............    6,521       188,718
     Suffolk Bancorp ................................       50         1,596
     Susquehanna Bancshares, Inc. ...................    1,198        26,799
     Taylor Capital Group, Inc. .....................       60         1,652
     The Colonial BancGroup, Inc. ...................    4,800       119,856
     The South Financial Group, Inc. ................    3,270        74,033
     Tompkins Trustco, Inc. .........................       50         1,870
     Trustmark Corp. ................................      320         8,275
     UCBH Holdings, Inc. ............................    2,657        48,543
     UMB Financial Corp. ............................       40         1,475
     Umpqua Holdings Corp. ..........................    1,465        34,442
     Union Bankshares Corp. .........................       90         2,088
     United Bankshares, Inc. ........................      753        23,945
     United Community Banks, Inc./Georgia ...........      860        22,265
     United Security Bancshares .....................       40           815
     Univest Corp. of PA ............................      110         2,477
     Vineyard National Bancorp ......................       63         1,447
     Virginia Financial Group, Inc. .................       10           222
     W Holding Co., Inc. ............................    1,430         3,775
     Washington Trust Bancorp, Inc. .................       20           504
     WesBanco, Inc. .................................      130         3,835
     West Bancorp, Inc. .............................      150         2,395
     Western Alliance Bancorp* ......................    1,800        53,730
     Whitney Holdings Corp. .........................    1,036        31,184
     Wilshire Bancorp, Inc. .........................      453         5,518
     Wintrust Financial Corp. .......................      575        25,214
                                                                 -----------
                                                                   1,600,300
                                                                 -----------
    CONSUMER FINANCE -- 0.8%
     Advance America Cash Advance Centers, Inc. .....    1,690        29,981


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    CONSUMER FINANCE -- (CONTINUED)
     Advanta Corp. - Class B ........................      165   $     5,138
     Cash America International, Inc. ...............    3,223       127,792
     Credit Acceptance Corp.* .......................      130         3,488
     Dollar Financial Corp.* ........................    2,010        57,285
     EzCorp, Inc.* ..................................       70           927
     First Cash Financial Services, Inc.* ...........    3,178        74,492
     QC Holdings, Inc. ..............................       60           900
     Rewards Network, Inc.* .........................      772         3,142
     United PanAm Financial Corp.* ..................      130         1,854
     World Acceptance Corp.* ........................      455        19,442
                                                                 -----------
                                                                     324,441
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     Asset Acceptance Capital Corp.* ................      230         4,071
     Asta Funding, Inc. .............................       60         2,306
     Compass Diversified Trust ......................      140         2,496
     Financial Federal Corp. ........................      622        18,548
     International Securities Exchange Holdings, Inc.       50         3,268
     Marketaxess Holdings, Inc.* ....................       50           900
     Medallion Financial Corp. ......................      660         7,808
     PICO Holdings, Inc.* ...........................       20           865
     Portfolio Recovery Associates, Inc.* ...........    1,524        91,470
     Resource America, Inc. .........................       30           618
                                                                 -----------
                                                                     132,350
                                                                 -----------
    INSURANCE -- 2.3%
     Affirmative Insurance Holdings, Inc. ...........       80         1,220
     Alfa Corp. .....................................      480         7,473
     American Equity Investment Life Holding Co. ....      120         1,450
     American Physicians Capital, Inc.* .............       30         1,215
     Baldwin & Lyons, Inc. - Class B ................      260         6,755
     CNA Surety Corp.* ..............................      170         3,215
     Commerce Group, Inc. ...........................      800        27,776
     Darwin Professional Underwriters, Inc.* ........       40         1,007
     Delphi Financial Group, Inc. - Class A .........    1,244        52,024
     Donegal Group, Inc. ............................      200         2,980


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    INSURANCE -- (CONTINUED)
     EMC Insurance Group, Inc. ......................      190   $     4,716
     FBL Financial Group, Inc. ......................      180         7,077
     FPIC Insurance Group, Inc.* ....................       70         2,854
     Harleysville Group, Inc. .......................      270         9,007
     Hilb, Rogal & Hamilton Co. .....................    1,066        45,689
     Horace Mann Educators Corp. ....................      520        11,045
     Infinity Property & Casual Corp. ...............      594        30,134
     IPC Holdings, Ltd. .............................    1,930        62,320
     James River Group, Inc. ........................       70         2,326
     Kansas City Life Insurance Co. .................      100         4,652
     LandAmerica Financial Group, Inc. ..............      485        46,798
     Meadowbrook Insurance Group, Inc.* .............      200         2,192
     Midland Co. ....................................       60         2,816
     National Financial Partners Corp. ..............       70         3,242
     National Interstate Corp. ......................       30           782
     National Western Life Insurance Co. ............       30         7,587
     Navigators Group, Inc.* ........................      130         7,007
     NyMagic, Inc. ..................................       60         2,412
     Odyssey Re Holdings Corp. ......................      660        28,307
     Ohio Casualty Corp. ............................      480        20,789
     Philadelphia Consolidated Holding Corp.* .......    1,485        62,073
     PMA Capital Corp.* .............................      450         4,810
     Presidential Life Corp. ........................      568        11,167
     ProAssurance Corp.* ............................    2,286       127,262
     RLI Corp. ......................................      633        35,416
     Safety Insurance Group, Inc. ...................      365        15,111
     SCPIE Holdings, Inc. ...........................      249         6,225
     Seabright Insurance Holdings* ..................       70         1,224
     Selective Insurance Group, Inc. ................    4,275       114,912
     State Auto Financial Corp. .....................      220         6,743
     Stewart Information Services Corp. .............      476        18,959
     The Phoenix Cos., Inc. .........................      840        12,608
     Tower Group, Inc. ..............................      450        14,355
     United Fire & Casualty Co. .....................    2,650        93,757
     Zenith National Insurance Corp. ................    1,120        52,741
                                                                 -----------
                                                                     984,230
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.9%
     Acadia Realty Trust ............................      625   $    16,219
     Alexandria Real Estate Equities, Inc. ..........       90         8,714
     American Campus Communities, Inc. ..............       50         1,415
     American Financial Realty Trust ................    1,310        13,519
     Arbor Realty Trust, Inc. .......................    1,680        43,361
     Ashford Hospitality Trust ......................      460         5,410
     BioMed Realty Trust, Inc. ......................      140         3,517
     Brandywine Realty Trust ........................    3,500       100,030
     Capital Lease Funding, Inc. ....................    1,060        11,395
     Capital Trust, Inc. ............................       90         3,073
     CBL & Associates, Inc. .........................    1,600        57,680
     CBRE Realty Finance, Inc. ......................      200         2,378
     Cedar Shopping Centers, Inc. ...................      170         2,439
     Colonial Properties Trust ......................      727        26,499
     Corporate Office Properties Trust ..............      160         6,562
     Cousins Properties, Inc. .......................      630        18,276
     Cresent Real Estate Equities Co. ...............      290         6,508
     Crystal River Capital, Inc. ....................      810        19,667
     DiamondRock Hospitality Co. ....................    2,510        47,891
     Digital Realty Trust, Inc. .....................      140         5,275
     Eastgroup Properties, Inc. .....................      482        21,121
     Education Realty Trust, Inc. ...................      180         2,525
     Entertainment Properties Trust .................      556        29,902
     Equity Inns, Inc. ..............................      520        11,648
     Equity Lifestyle Properties, Inc. ..............       40         2,088
     Equity One, Inc. ...............................    2,260        57,743
     Essex Property Trust, Inc. .....................      508        59,080
     Extra Space Storage, Inc. ......................      160         2,640
     FelCor Lodging Trust, Inc. .....................    3,410        88,762
     First Industrial ...............................      410        15,892
     First Potomac Realty Trust .....................       50         1,165
     Franklin Street Properties Corp. ...............      780        12,901
     Getty Realty Corp. .............................      210         5,519
     Glimcher Realty Trust ..........................      370         9,250
     GMH Communities Trust ..........................      420         4,070
     Healthcare Realty Trust, Inc. ..................      500        13,890
     Hersha Hospitality Trust .......................      250         2,955
     Highland Hospitality Corp. .....................      190         3,648
     Home Properties, Inc. ..........................    1,410        73,221
     Inland Real Estate Corp. .......................    1,372        23,297
     Innkeepers USA Trust ...........................      470         8,333


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Investors Real Estate Trust ....................      510   $     5,268
     Kilroy Realty Corp. ............................      620        43,921
     Kite Realty Group Trust ........................      514         9,776
     LaSalle Hotel Properties .......................      140         6,079
     Lexington Realty Trust .........................    1,693        35,214
     LTC Properties, Inc. ...........................      546        12,421
     Maguire Properties, Inc. .......................      270         9,269
     Medical Properties Trust, Inc. .................      973        12,873
     Mid-America Apartment Communities, Inc. ........      548        28,759
     National Retail Properties, Inc. ...............    5,355       117,060
     Nationwide Health Properties, Inc. .............      480        13,056
     NorthStar Realty Finance Corp. .................      600         7,506
     Omega Healthcare Investors, Inc. ...............    4,800        75,984
     Parkway Properties, Inc. .......................      369        17,723
     Pennsylvania Real Estate Investment Trust ......      290        12,856
     Post Properties, Inc. ..........................      270        14,075
     Potlatch Corp. .................................      260        11,193
     PS Business Parks, Inc. ........................      475        30,101
     Ramco-Gershenson Properties Trust ..............      110         3,952
     Realty Income Corp. ............................    1,720        43,327
     Republic Property Trust ........................      120         1,470
     Saul Centers, Inc. .............................       50         2,267
     Senior Housing Properties Trust ................    1,649        33,557
     Sovran Self Storage, Inc. ......................      422        20,324
     Strategic Hotel Capital, Inc. ..................    2,580        58,024
     Sun Communities, Inc. ..........................      190         5,656
     Sunstone Hotel Investors, Inc. .................      530        15,047
     Tanger Factory Outlet Centers, Inc. ............      621        23,256
     U-Store-It Trust ...............................      180         2,950
     Universal Health Realty Income Trust ...........      110         3,663
     Urstadt Biddle Properties -  Class A ...........      150         2,551
     Washington Real Estate Investment Trust ........    2,120        72,080
     Weingarten Realty, Inc. ........................    1,100        45,210
     Winthrop Realty Trust ..........................       30           207
                                                                 -----------
                                                                   1,646,153
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     Affordable Residential Communities L.P.* .......       60   $       709
     Move, Inc.* ....................................       60           269
                                                                 -----------
                                                                         978
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 2.2%
     Anchor BanCorp Wisconsin, Inc. .................      334         8,747
     Astoria Financial Corp. ........................    4,200       105,168
     Bank Mutual Corp. ..............................    1,077        12,418
     BankAtlantic Bancorp, Inc. - Class A ...........      931         8,016
     BankUnited Financial Corp. - Class A ...........      733        14,711
     Berkshire Hills Bancorp, Inc. ..................    1,310        41,278
     Brookline Bancorp, Inc. ........................    1,467        16,885
     Centerling Holding Co. .........................    1,090        19,620
     Charter Financial Corp./Georgia ................      270        13,770
     Citizens First Bancorp, Inc. ...................       80         1,744
     City Bank/Lynnwood, Washington .................      600        18,906
     Clayton Holdings, Inc.* ........................      130         1,481
     Corus Bankshares, Inc. .........................    1,105        19,072
     Dime Community Bancshares ......................    4,441        58,577
     Downey Financial Corp. .........................      306        20,190
     Federal Agricultural Mortgage Corp. ............      390        13,346
     First Busey Corp. ..............................       30           600
     First Financial Holdings, Inc. .................       70         2,290
     First Place Financial Corp. ....................      140         2,957
     FirstFed Financial Corp.* ......................    1,886       106,993
     Flagstar Bancorp, Inc. .........................    1,430        17,231
     Flushing Financial Corp. .......................      170         2,730
     Franklin Bank Corp.* ...........................      595         8,865
     Fremont General Corp. ..........................    1,064        11,449
     KNBT Bancorp, Inc. .............................      180         2,646
     MAF Bancorp, Inc. ..............................      720        39,067
     NASB Financial, Inc. ...........................      100         3,365
     NewAlliance Bancshares, Inc. ...................       50           736
     Northwest Bancorp, Inc. ........................      110         2,875
     OceanFirst Financial Corp. .....................      170         2,992
     Partners Trust Financial Group, Inc. ...........      730         7,665
     PFF Bancorp, Inc. ..............................    3,320        92,728
     Triad Guaranty, Inc.* ..........................      268        10,701
     TrustCo Bank Corp. NY ..........................    2,137        21,114


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
   United Community Financial Corp. .................      280   $     2,794
   Washington Federal, Inc. .........................    3,900        94,809
   Webster Financial Corp. ..........................    2,200        93,874
   Westfield Financial, Inc. ........................       80           798
   Willow Financial Bancorp, Inc. ...................      170         2,210
                                                                 -----------
                                                                     905,418
                                                                 -----------
  TOTAL FINANCIALS ...........................................     5,938,872
                                                                 -----------
HEALTH CARE -- 8.9%
    BIOTECHNOLOGY -- 0.4%
     Acadia Pharmaceuticals, Inc.* ..................       50           684
     Alkermes, Inc.* ................................       10           146
     Arena Pharmaceuticals, Inc.* ...................       50           550
     ArQule, Inc.* ..................................      625         4,406
     BioCryst Pharmaceuticals, Inc.* ................       10            77
     BioMarin Pharmaceutical, Inc.* .................       10           179
     Cell Genesystem* ...............................       80           268
     Coley Pharmaceutical Group, Inc.* ..............       20            72
     Cubist Pharmaceuticals, Inc.* ..................    1,360        26,806
     CV Therapeutics, Inc.* .........................       50           661
     Dendreon Corp.* ................................       10            71
     Digene Corp.* ..................................      621        37,291
     Emergent Biosolutions, Inc.* ...................       10           103
     Encysive Pharmaceuticals, Inc.* ................      160           285
     Genomic Health, Inc.* ..........................       10           188
     GTx, Inc.* .....................................       10           162
     Indevus Pharmaceuticals, Inc.* .................       10            67
     Isis Pharmaceuticals, Inc.* ....................       10            97
     Keryx Biopharmaceuticals, Inc.* ................       20           195
     Lifecell Corp.* ................................       10           305
     Martek Bioscience Corp.* .......................      720        18,698
     Medarex, Inc.* .................................       70         1,000
     Neurocrine Biosciences, Inc.* ..................       30           337
     Omrix Biopharmaceuticals, Inc.* ................    1,360        42,786
     Onyx Pharmaceuticals, Inc.* ....................       10           269
     Osiris Therapeutics, Inc.* .....................       10           135
     Regeneron Pharmaceuticals, Inc.* ...............    1,412        25,303
     Savient Pharmaceuticals, Inc.* .................    1,007        12,507
     Telik, Inc.* ...................................       70           237


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    BIOTECHNOLOGY -- (CONTINUED)
     United Therapeutics Corp.* .....................       40   $     2,550
                                                                 -----------
                                                                     176,435
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
     Abaxis, Inc.* ..................................       10           209
     Align Technology, Inc.* ........................       20           483
     American Medical Systems Holdings, Inc.* .......    1,940        34,998
     Analogic Corp. .................................      249        18,304
     AngioDynamics, Inc.* ...........................       50           901
     Arrow International, Inc. ......................      100         3,828
     Arthrocare Corp.* ..............................    2,830       124,265
     Aspect Medical Systems, Inc.* ..................       40           598
     Biolase Technology, Inc.* ......................      431         2,616
     Candela Corp.* .................................       80           926
     Cantel Medical Corp.* ..........................    1,920        32,659
     Conmed Corp.* ..................................    2,479        72,585
     Cyberonics, Inc.* ..............................      520         8,746
     Cynosure, Inc.* ................................    1,700        61,931
     Datascope Corp. ................................    3,499       133,942
     DexCom, Inc.* ..................................       40           328
     DJ Orthopedics, Inc.* ..........................      532        21,956
     Foxhollow Technologies, Inc.* ..................       30           637
     Haemonetics Corp.* .............................      616        32,408
     HealthTronics, Inc.* ...........................      390         1,697
     Hologic, Inc.* .................................    1,438        79,536
     ICU Medical, Inc.* .............................      379        16,274
     IDEXX Laboratories, Inc.* ......................      806        76,272
     Immucor, Inc.* .................................    1,820        50,905
     Integra LifeSciences Holdings Corp.* ...........    2,285       112,925
     International Remote Imaging Systems, Inc.* ....       30           505
     Invacare Corp. .................................      722        13,234
     Inverness Medical Innovations, Inc.* ...........    1,650        84,183
     Kensey Nash Corp.* .............................      348         9,330
     Kyphon, Inc.* ..................................       20           963
     Medical Action Industries, Inc.* ...............       10           181
     Mentor Corp. ...................................    1,299        52,843
     Meridian Diagnostics, Inc. .....................      790        17,111
     Merit Medical Systems, Inc.* ...................      766         9,161
     Neurometrix, Inc.* .............................       60           583
     NxStage Medical, Inc.* .........................       10           129
     OraSure Technologies, Inc.* ....................       20           164


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
     Osteotech, Inc.* ...............................      440   $     3,168
     Palomar Medical Technologies, Inc.* ............      396        13,745
     PolyMedica Corp. ...............................      605        24,714
     Possis Medical, Inc.* ..........................      323         3,514
     Quidel Corp.* ..................................    3,830        67,255
     Respironics, Inc.* .............................    1,893        80,623
     Sirona Dental Systems, Inc.* ...................       30         1,135
     STERIS Corp. ...................................      160         4,896
     SurModics, Inc.* ...............................      404        20,200
     Symmetry Medical, Inc.* ........................      564         9,030
     The Cooper Cos., Inc. ..........................    1,164        62,064
     Theragenics Corp.* .............................      838         3,494
     Thoratec Corp.* ................................    2,320        42,665
     Vital Signs, Inc. ..............................      156         8,666
     West Pharmaceutical Services, Inc. .............    3,050       143,808
     Wilson Greatbatch Technologies, Inc.* ..........      612        19,829
     Young Innovations, Inc. ........................       40         1,167
     Zoll Medical Corp.* ............................       10           223
                                                                 -----------
                                                                   1,588,512
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 2.8%
     Air Methods Corp.* .............................       40         1,467
     Alliance Imaging, Inc.* ........................      290         2,723
     Amedisys, Inc.* ................................      708        25,722
     AMERIGROUP Corp.* ..............................    1,232        29,322
     AMN Healthcare Services, Inc.* .................    3,167        69,674
     AmSurg Corp.* ..................................      787        18,998
     Apria Healthcare Group, Inc.* ..................      200         5,754
     Bio-Reference Laboratories, Inc.* ..............    2,650        72,477
     Centene Corp.* .................................    1,113        23,840
     Chemed Corp. ...................................    1,938       128,470
     Corvel Corp.* ..................................       30           784
     Cross Country Healthcare, Inc.* ................      511         8,523
     Cryolife, Inc.* ................................      415         5,399
     Emergency Medical Services Corp.* ..............      820        32,087
     Genesis Healthcare Corp.* ......................      311        21,279
     Gentiva Health Services, Inc.* .................      829        16,630
     HealthExtras, Inc.* ............................      812        24,019
     Healthspring, Inc.* ............................    3,100        59,086
     Healthways, Inc.* ..............................      943        44,670
     Hooper Holmes, Inc.* ...........................    1,644         5,507
     InVentiv Health, Inc.* .........................    2,578        94,381

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
     Kindred Healthcare, Inc.* ..................       200      $    6,144
     Landauer, Inc. .............................        10             493
     LCA-Vision, Inc. ...........................       475          22,448
     LHC Group, Inc.* ...........................        20             524
     Magellan Health Services, Inc.* ............        70           3,253
     Matria Healthcare, Inc.* ...................       515          15,594
     Medcath Corp.* .............................     2,140          68,052
     Molina Healthcare* .........................        70           2,136
     National HealthCare Corp. ..................        30           1,548
     Odyssey Healthcare, Inc.* ..................       954          11,314
     Option Care, Inc. ..........................       795          12,243
     Owens & Minor, Inc. ........................       783          27,358
     Pediatrix Medical Group, Inc.* .............     1,255          69,213
     Providence Service Corp.* ..................        40           1,069
     PSS World Medical, Inc.* ...................     1,389          25,308
     Psychiatric Solutions, Inc.* ...............        50           1,813
     Radiation Therapy Services, Inc.* ..........        20             527
     RehabCare Group, Inc.* .....................       362           5,155
     Res-Care, Inc.* ............................     3,161          66,824
     Sierra Health Services, Inc.* ..............     1,442          59,958
     Sun Healthcare Group, Inc.* ................     2,710          39,268
     Sunrise Senior Living, Inc.* ...............     1,299          51,947
     Symbion, Inc.* .............................        50           1,085
     Visicu, Inc.* ..............................        80             732
     VistaCare, Inc.* ...........................        30             295
                                                                 ----------
                                                                  1,185,113
                                                                 ----------
    HEALTH CARE TECHNOLOGY -- 0.1%
     Allscripts Healthcare Solutions, Inc.* .....     1,044          26,601
     Computer Programs and Systems, Inc. ........        90           2,788
     Merge Technologies, Inc.* ..................       130             849
     Omnicell, Inc.* ............................        10             208
     Phase Forward, Inc.* .......................        40             673
     Trizetto Group, Inc.* ......................        30             581
                                                                 ----------
                                                                     31,700
                                                                 ----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.5%
     Affymetrix, Inc.* ..........................        30             747
     Albany Molecular Research, Inc.* ...........        60             891
     Bio-Rad Laboratories, Inc.* ................        40           3,023


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
     Bruker Biosciences Corp.* ..................        20      $      180
     Cambrex Corp. ..............................       617           8,187
     Dionex Corp.* ..............................       514          36,489
     Enzo Biochem, Inc.* ........................       620           9,269
     eResearch Technology, Inc.* ................       200           1,902
     Kendle International, Inc.* ................       287          10,553
     Nektar Therapeutics* .......................        40             380
     PARAXEL International Corp.* ...............     2,435         102,416
     Pharmanet Development Group, Inc.* .........       516          16,450
     PRA International* .........................        20             506
     Varian, Inc.* ..............................        30           1,645
                                                                 ----------
                                                                    192,638
                                                                 ----------
    PHARMACEUTICALS -- 1.3%
     Adams Respiratory Therapeutics* ............        70           2,757
     Adolor Corp.* ..............................        60             223
     Alpharma, Inc. .............................       779          20,262
     Atherogenics, Inc.* ........................       100             214
     Bentley Pharmaceuticals, Inc.* .............        30             364
     Bradley Pharmaceuticals, Inc.* .............       528          11,463
     Caraco Pharmaceutical Laboratories, Ltd.* ..        10             152
     Hi-Tech Pharmacal Co., Inc.* ...............        50             597
     K-V Pharmaceutical Co. Class A* ............     3,370          91,799
     Medicis Pharmaceutical Corp. ...............       140           4,275
     MGI Pharma, Inc.* ..........................     1,699          38,007
     Noven Pharmaceuticals, Inc.* ...............       660          15,477
     Par Pharmaceutical Co., Inc.* ..............     3,610         101,910
     PenWest Pharmaceuticals Co.* ...............        40             499
     Perrigo Co. ................................     2,930          57,369
     Pozen, Inc.* ...............................        20             361
     Replidyne, Inc.* ...........................        50             290
     Sciele Pharmaceutical Co.* .................     3,584          84,439
     Somaxon Pharmaceuticals, Inc.* .............        10             122
     Supergen, Inc.* ............................        10              56
     The Medicines Co.* .........................     1,750          30,835
     Valeant Pharmaceuticals International ......     2,780          46,398
     ViroPharma, Inc.* ..........................     3,617          49,914
                                                                 ----------
                                                                    557,783
                                                                 ----------
    TOTAL HEALTH CARE .....................................       3,732,181
                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
  INDUSTRIALS -- 14.5%
    AEROSPACE & DEFENSE -- 1.4%
     AAR Corp.* .................................       601      $   19,839
     Applied Signal Technology, Inc. ............       174           2,716
     Armor Holdings, Inc.* ......................       782          67,932
     BE Aerospace, Inc.* ........................        20             826
     Ceradyne, Inc.* ............................     3,012         222,768
     Cubic Corp. ................................       339          10,231
     Curtiss Wright Corp. .......................     2,283         106,411
     DynCorp International, Inc.* ...............       210           4,618
     EDO Corp. ..................................       437          14,364
     Esterline Technologies Corp.* ..............       563          27,199
     Gencorp, Inc.* .............................     1,150          15,031
     HEICO Corp. ................................        30           1,262
     Herley Industries, Inc.* ...................        40             655
     Hexcel Corp.* ..............................       120           2,529
     Innovative Solutions & Support, Inc.* ......        20             464
     Ionatron, Inc.* ............................        50             195
     Moog, Inc. - Class A* ......................       910          40,140
     MTC Technologies, Inc.* ....................        40             982
     Orbital Sciences Corp.* ....................       120           2,521
     Teledyne Technologies, Inc.* ...............       801          36,806
     Triumph Group, Inc. ........................       287          18,790
     United Industrial Corp. ....................        40           2,399
                                                                 ----------
                                                                    598,678
                                                                 ----------
    AIR FREIGHT & LOGISTICS -- 0.7%
     Atlas Air Worldwide Holdings, Inc.* ........       650          38,311
     EGL, Inc. ..................................       499          23,193
     Forward Air Corp. ..........................       847          28,874
     Hub Group, Inc. - Class A* .................     6,019         211,628
     Pacer International, Inc. ..................        80           1,882
                                                                 ----------
                                                                    303,888
                                                                 ----------
    AIRLINES -- 0.2%
     AirTran Holdings, Inc.* ....................     3,300          36,036
     ExpressJet Holdings, Inc.* .................     1,090           6,518
     Frontier Airlines Holdings, Inc.* ..........       925           5,180
     JetBlue Airways Corp.* .....................        70             823
     Mesa Air Group, Inc.* ......................       739           4,885
     Republic Airways Holdings, Inc.* ...........       130           2,645
     SkyWest, Inc. ..............................     1,031          24,569
                                                                 ----------
                                                                     80,656
                                                                 ----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    BUILDING PRODUCTS -- 0.7%
     American Woodmark Corp. ....................        50      $    1,730
     Ameron International Corp. .................        30           2,706
     Apogee Enterprises, Inc. ...................       525          14,606
     Builders FirstSource, Inc.* ................       400           6,424
     Goodman Global, Inc.* ......................     3,410          75,770
     Griffon Corp.* .............................       590          12,850
     Insteel Industries, Inc. ...................        10             180
     Lennox International, Inc. .................     2,601          89,032
     NCI Building Systems, Inc.* ................       440          21,705
     Simpson Manufacturing Co., Inc. ............     1,062          35,832
     Trex Co., Inc.* ............................        40             785
     Universal Forest Products, Inc. ............       347          14,664
                                                                 ----------
                                                                    276,284
                                                                 ----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.2%
     ABM Industries, Inc. .......................       944          24,365
     ACCO Brands Corp.* .........................       730          16,827
     Administaff, Inc. ..........................     2,216          74,214
     American Ecology Corp. .....................        60           1,285
     Amrep Corp. ................................        30           1,427
     Angelica Corp. .............................       138           2,909
     Bowne & Co., Inc. ..........................     2,526          49,282
     Brady Corp. - Class A ......................     1,274          47,316
     Casella Waste Systems, Inc.* ...............        90             970
     CBIZ, Inc.* ................................        90             662
     CDI Corp.* .................................       395          12,719
     Clean Harbors, Inc.* .......................        10             494
     Comfort Systems USA, Inc. ..................     2,820          39,988
     Comsys IT Partners, Inc.* ..................     1,910          43,567
     Consolidated Graphics, Inc.* ...............     1,315          91,103
     Cornell Cos., Inc.* ........................     1,100          27,016
     CoStar Group, Inc.* ........................        30           1,586
     CRA International, Inc.* ...................     1,500          72,300
     Deluxe Corp. ...............................       570          23,148
     Diamond Management & Technology
      Consultants, Inc. .........................        90           1,188
     Ennis, Inc. ................................       130           3,058
     First Advantage Corp.* .....................        20             460
     First Consulting Group, Inc.* ..............        30             285
     FTI Consulting, Inc.* ......................     1,390          52,862
     G & K Services, Inc. - Class A .............       428          16,910
     Healthcare Services Group, Inc. ............       615          18,143
     Heidrick & Struggles International, Inc.* ..     1,297          66,458

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
   COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
     Herman Miller, Inc. ........................        3,920   $   123,872
     Hudson Highland Group, Inc.* ...............           40           856
     Huron Consulting Group, Inc.* ..............        1,140        83,231
     ICT Group, Inc.* ...........................           20           374
     IHS, Inc.* .................................           20           920
     IKON Office Solutions, Inc. ................        3,230        50,420
     Interface, Inc. - Class A ..................          960        18,106
     Kelly Services, Inc. - Class A .............           70         1,922
     Kenexa Corp.* ..............................           40         1,508
     Kforce, Inc.* ..............................          130         2,077
     Knoll, Inc. ................................        7,570       169,568
     Korn/Ferry International, Inc.* ............        1,600        42,016
     Labor Ready, Inc.* .........................        1,259        29,096
     Layne Christensen Co.* .....................        1,250        51,188
     LECG Corp.* ................................           20           302
     M&F Worldwide Corp.* .......................           50         3,329
     McGrath RentCorp ...........................          100         3,369
     Mine Safety Appliances Co. .................          140         6,126
     Mobile Mini, Inc.* .........................          929        27,127
     Navigant Consulting, Inc.* .................           70         1,299
     On Assignment, Inc.* .......................          753         8,072
     PeopleSupport, Inc.* .......................           30           341
     Pike Electric Corp.* .......................           50         1,119
     Resources Connection, Inc.* ................           40         1,327
     Rollins, Inc. ..............................           40           911
     Schawk, Inc. ...............................        1,520        30,430
     School Specialty, Inc.* ....................        1,892        67,052
     Spherion Corp.* ............................        1,139        10,695
     Standard Parking Corp.* ....................          400        14,052
     Standard Register Co. ......................          500         5,700
     Steelcase, Inc. ............................        4,000        74,000
     Taleo Corp.* ...............................           20           451
     Teletech Holdings, Inc.* ...................        1,740        56,515
     Tetra Tech, Inc.* ..........................        1,115        24,028
     The Geo Group, Inc.* .......................           40         1,164
     United Stationers, Inc.* ...................          546        36,385
     Viad Corp. .................................          374        15,772
     Volt Information Sciences, Inc.* ...........          241         4,444
     Waste Connections, Inc.* ...................        1,914        57,879
     Waste Industries USA, Inc. .................           50         1,707
     Watson Wyatt Worldwide, Inc. ...............        1,041        52,550
                                                                 -----------
                                                                   1,771,842
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    CONSTRUCTION & ENGINEERING -- 0.5%
     EMCOR Group, Inc.* .........................          570   $    41,553
     Granite Construction, Inc. .................          100         6,418
     Insituform Technologies, Inc.* .............          588        12,824
     Integrated Electrical Services, Inc.* ......           30           989
     Perini Corp.* ..............................           50         3,076
     Sterling Construction Co., Inc.* ...........           30           635
     The Shaw Group, Inc.* ......................        1,268        58,696
     URS Corp.* .................................        2,025        98,314
     Washington Group International, Inc.* ......           40         3,200
                                                                 -----------
                                                                     225,705
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.1%
     Bway Holding Co. ...........................        3,900        57,720
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 2.0%
     Acuity Brands, Inc. ........................        2,576       155,281
     American Superconductor Co.* ...............           30           579
     Baldor Electric Co. ........................          777        38,291
     Belden CDT, Inc. ...........................        2,401       132,895
     C & D Technologies, Inc.* ..................          574         3,214
     Encore Wire Corp. ..........................           60         1,766
     EnerSys* ...................................           40           732
     Evergreen Solar, Inc.* .....................           40           372
     First Solar, Inc.* .........................           10           893
     Franklin Electric Co., Inc. ................           30         1,415
     Fuelcell Energy, Inc.* .....................          120           950
     General Cable Corp.* .......................        2,340       177,255
     Graftech International, Ltd.* ..............           40           674
     II-VI, Inc.* ...............................           20           543
     Lamson & Sessions Co.* .....................           40         1,063
     LSI Industries, Inc. .......................           90         1,611
     Magnetek, Inc.* ............................          600         3,090
     Medis Technologies, Ltd.* ..................           20           294
     Powell Industries, Inc.* ...................           10           318
     Regal-Beloit Corp. .........................        2,249       104,669
     Smith Corp. ................................          517        20,623
     Superior Essex, Inc.* ......................           20           747
     The Genlyte Group, Inc.* ...................        1,970       154,724
     Vicor Corp. ................................          603         7,978
     Woodward Governor Co. ......................          728        39,072
                                                                 -----------
                                                                     849,049
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
     Smart Modular Technologies (WWH), Inc.* ....        1,150   $    15,824
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.1%
     Raven Industries, Inc. .....................           90         3,214
     Standex International Corp. ................          185         5,261
     Tredegar Industries Corp. ..................          525        11,183
                                                                 -----------
                                                                      19,658
                                                                 -----------
    MACHINERY -- 3.3%
     A.S.V., Inc.* ..............................          571         9,867
     Accuride Corp.* ............................           90         1,387
     Actuant Corp. - Class A ....................           50         3,153
     Albany International Corp. .................        1,578        63,814
     Altra Holdings, Inc.* ......................        3,100        53,568
     American Railcar Industries, Inc. ..........           30         1,170
     American Science & Engineering, Inc.* ......           10           569
     Ampco-Pittsburgh Corp. .....................           30         1,203
     Astec Industries, Inc.* ....................          364        15,368
     Badger Meter, Inc. .........................           30           848
     Barnes Group, Inc. .........................          898        28,449
     Basin Water, Inc.* .........................           30           261
     Blount International, Inc.* ................          110         1,439
     Briggs & Stratton Corp. ....................        1,086        34,274
     Bucyrus International, Inc. ................           30         2,123
     Cascade Corp. ..............................          241        18,904
     Chart Industries, Inc.* ....................          520        14,789
     Circor International, Inc. .................        1,950        78,838
     Clarcor, Inc. ..............................        1,210        45,290
     Columbus McKinnon Corp.* ...................        1,780        57,316
     Dynamic Materials Corp.* ...................           30         1,125
     EnPro Industries, Inc.* ....................        3,045       130,296
     ESCO Technologies, Inc.* ...................           40         1,450
     Federal Signal Corp. .......................          280         4,441
     Freightcar America, Inc. ...................           50         2,392
     Gardner Denver, Inc.* ......................        3,835       163,179
     Gehl Co.* ..................................           20           607
     Gorman-Rupp Co. ............................           40         1,274
     Greenbrier Cos., Inc. ......................           40         1,209
     IDEX Corp. .................................        1,621        62,473
     Kaydon Corp. ...............................          687        35,806
     Kennametal, Inc. ...........................          700        57,421
     Lindsay Manufacturing Co. ..................          234        10,364


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    MACHINERY -- (CONTINUED)
     Lydall, Inc.* ..............................          380   $     5,552
     Middleby Corp.* ............................           40         2,393
     Miller Industries, Inc.* ...................           50         1,255
     Mueller Industries, Inc. ...................        2,052        70,671
     Mueller Water Products, Inc. - Class A .....           90         1,535
     NACCO Industries, Inc. .....................           30         4,665
     Nordson Corp. ..............................          150         7,524
     Robbins & Myers, Inc. ......................          390        20,721
     Tecumseh Products Co. -  Class A* ..........          300         4,713
     Tennant Co. ................................           30         1,095
     The Manitowoc Co., Inc. ....................        1,645       132,225
     The Toro Co. ...............................        1,043        61,422
     Thermo Fibertek, Inc.* .....................           10           312
     Titan International, Inc. ..................           20           632
     Valmont Industries, Inc. ...................          435        31,651
     Wabash National Corp. ......................          549         8,032
     Watts Water Technologies, Inc. - Class A ...          654        24,505
     Westinghouse Air Brake Co. .................        1,990        72,695
     Xerium Technologies, Inc. ..................          380         2,896
                                                                 -----------
                                                                   1,359,161
                                                                 -----------
    MARINE -- 0.3%
     Horizon Lines, Inc. ........................        2,510        82,227
     Kirby Corp.* ...............................        1,376        52,825
                                                                 -----------
                                                                     135,052
                                                                 -----------
    ROAD & RAIL -- 0.6%
     Amerco, Inc.* ..............................           30         2,265
     Arkansas Best Corp. ........................          515        20,070
     Dollar Thrifty Automotive Group, Inc.* .....           10           408
     Florida East Coast Industries, Inc. ........           60         4,979
     Genesee & Wyoming, Inc.* ...................          110         3,282
     Heartland Express, Inc. ....................        1,765        28,770
     Kansas City Southern Industries, Inc.* .....        1,205        45,236
     Knight Transportation, Inc. ................        1,493        28,934
     Landstar System, Inc. ......................        1,450        69,962
     Marten Transport, Ltd.* ....................           60         1,081
     Old Dominion Freight Line, Inc.* ...........          675        20,351
     PAM Transportation Services* ...............           50           914

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ROAD & RAIL -- (CONTINUED)
     Quality Distribution, Inc.* ................          130   $     1,460
     Saia, Inc.* ................................           50         1,363
     U.S. Xpress Enterprises, Inc.* .............           50           929
     Universal Truckload Services, Inc.* ........           70         1,391
     Werner Enterprises, Inc. ...................          100         2,015
                                                                 -----------
                                                                     233,410
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.4%
     Applied Industrial Technologies, Inc. ......        1,433        42,273
     Beacon Roofing Supply, Inc.* ...............           90         1,529
     BlueLINX Holdings, Inc. ....................          320         3,357
     Electro Rent Corp. .........................          260         3,780
     H&E Equipment Services, Inc.* ..............           30           832
     Houston Wire & Cable Co.* ..................          972        27,615
     Kaman Corp. - Class A ......................          479        14,940
     Lawson Products, Inc. ......................          101         3,909
     Rush Enterprises, Inc.* ....................           60         1,303
     TAL International Group, Inc. ..............          120         3,565
     TransDigm Group, Inc.* .....................           80         3,237
     UAP Holding Corp. ..........................          170         5,124
     Watsco, Inc. ...............................          605        32,912
     Williams Scotsman International, Inc.* .....           60         1,429
                                                                 -----------
                                                                     145,805
                                                                 -----------
    TOTAL INDUSTRIALS ........................................     6,072,732
                                                                 -----------
  INFORMATION TECHNOLOGY -- 14.8%
    COMMUNICATIONS EQUIPMENT -- 2.5%
     Adtran, Inc. ...............................          450        11,687
     Andrew Corp.* ..............................          270         3,899
     Arris Group, Inc.* .........................        5,096        89,639
     Avocent Corp.* .............................          100         2,901
     Bel Fuse, Inc. - Class B ...................          263         8,950
     Black Box Corp. ............................          365        15,104
     Blue Coat Systems, Inc.* ...................          278        13,767
     C-COR.net Corp.* ...........................          906        12,738
     Carrier Access Corp.* ......................          100           469
     CommScope, Inc.* ...........................        3,850       224,647
     Comtech Telecommunications Corp.* ..........          629        29,198
     Digi International, Inc.* ..................          374         5,513
     Ditech Networks, Inc.* .....................          642         5,258
     Dycom Industries, Inc.* ....................           80         2,398


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Foundry Networks, Inc.* ....................        4,270   $    71,138
     Harmonic, Inc.* ............................        1,435        12,728
     Harris Stratex Networks, Inc.* .............           10           180
     Inter-Tel, Inc. ............................          336         8,040
     Interdigital Communications Corp.* .........          120         3,860
     IXYS Corp.* ................................        1,790        16,575
     KVH Industries, Inc.* ......................        8,100        71,037
     Loral Space & Communications, Ltd.* ........           70         3,450
     NETGEAR, Inc.* .............................        4,218       152,902
     Network Equipment Technologies, Inc.* ......          588         5,610
     Orbcomm, Inc.* .............................           10           164
     Packeteer, Inc.* ...........................          160         1,250
     PC-Tel, Inc.* ..............................          413         3,614
     Plantronics, Inc. ..........................          180         4,720
     Polycom, Inc.* .............................        5,170       173,712
     Powerwave Technologies, Inc.* ..............          170         1,139
     Radyne Corp.* ..............................          100         1,067
     Sirenza Microdevices, Inc.* ................           60           712
     Sonus Networks, Inc.* ......................          120         1,022
     Sycamore Networks, Inc.* ...................        8,000        32,160
     Symmetricom, Inc.* .........................          730         6,132
     Tekelec* ...................................        1,850        26,677
     Tollgrade Communications, Inc.* ............          246         2,595
     UTStarcom, Inc.* ...........................          260         1,459
     Viasat, Inc.* ..............................          580        18,618
                                                                 -----------
                                                                   1,046,729
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 0.7%
     Adaptec, Inc.* .............................        1,859         7,083
     Avid Technology, Inc.* .....................          763        26,972
     Brocade Communications Systems, Inc.* ......          200         1,564
     Cray, Inc.* ................................        5,900        45,017
     Electronics for Imaging, Inc.* .............        1,980        55,876
     Emulex Corp.* ..............................          100         2,184
     Hutchinson Technology, Inc.* ...............          669        12,584
     Hypercom Corp.* ............................          150           886
     Imation Corp. ..............................          110         4,055
     Intermec, Inc.* ............................        1,370        34,675
     Komag, Inc.* ...............................          926        29,530
     Neoware, Inc.* .............................          671         9,085
     Novatel Wireless, Inc.* ....................          568        14,779

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    COMPUTERS & PERIPHERALS -- (CONTINUED)
     Palm, Inc.* ................................           70   $     1,121
     Prestek, Inc.* .............................          150         1,198
     Rackable Systems, Inc.* ....................           30           371
     Stratasys, Inc.* ...........................          240        11,275
     Synaptics, Inc.* ...........................          714        25,554
                                                                 -----------
                                                                     283,809
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
     Aeroflex, Inc.* ............................        1,612        22,842
     Agilysys, Inc. .............................          594        13,365
     Anixter International, Inc.* ...............        1,115        83,859
     Bell Microproducts, Inc.* ..................          745         4,857
     Benchmark Electronics, Inc.* ...............        1,210        27,370
     Brightpoint, Inc.* .........................          907        12,508
     CalAmp Corp.* ..............................          110           454
     Checkpoint Systems, Inc.* ..................          906        22,877
     Cogent, Inc.* ..............................          400         5,876
     Cognex Corp. ...............................          748        16,837
     Coherent, Inc.* ............................          501        15,286
     CPI International, Inc.* ...................        2,300        45,609
     CTS Corp. ..................................          562         7,115
     Daktronics, Inc. ...........................          844        18,129
     Dolby Laboratories, Inc.* ..................        1,770        62,676
     DTS, Inc.* .................................           20           435
     Electro Scientific Industries, Inc.* .......          458         9,526
     FLIR Systems, Inc.* ........................        1,848        85,470
     Gerber Scientific, Inc.* ...................          388         4,509
     Insight Enterprises, Inc.* .................          889        20,065
     Itron, Inc.* ...............................          805        62,742
     Keithley Instruments, Inc. .................          359         4,505
     Kemet Corp.* ...............................           10            71
     Littelfuse, Inc.* ..........................          493        16,649
     LoJack Corp.* ..............................        2,075        46,252
     Maxwell Technologies, Inc.* ................           10           142
     Mercury Computer Systems, Inc.* ............          617         7,527
     Methode Electronics, Inc. - Class A ........          745        11,659
     MTS Systems Corp. ..........................          433        19,342
     Multi-Fineline Electronix, Inc.* ...........           40           686
     Newport Corp.* .............................          644         9,969
     Park Electrochemical Corp. .................        1,517        42,749
     Photon Dynamics, Inc.* .....................        4,464        48,658
     Planar Systems, Inc.* ......................          410         3,071


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
     Plexus Corp.* ..............................          797   $    18,323
     Radisys Corp.* .............................          384         4,762
     Rofin-Sinar Technologies, Inc.* ............          600        41,400
     Rogers Corp.* ..............................          417        15,429
     ScanSource, Inc.* ..........................          665        21,273
     Synnex Corp.* ..............................           20           412
     Technitrol, Inc. ...........................          906        25,975
     Trimble Navigation, Ltd.* ..................        3,159       101,720
     TTM Technologies, Inc.* ....................          990        12,870
     X-Rite, Inc. ...............................          636         9,394
                                                                 -----------
                                                                   1,005,245
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 1.5%
     24/7 Media, Inc.* ..........................           90         1,056
     Access Integrated Technologies, Inc.* ......           80           647
     aQuantive, Inc.* ...........................          100         6,380
     Bankrate, Inc.* ............................          325        15,574
     CNET Networks, Inc.* .......................           80           655
     DealerTrack Holdings Inc.* .................           10           368
     Digital River, Inc.* .......................        1,630        73,757
     Earthlink, Inc.* ...........................          740         5,528
     eCollege.com, Inc.* ........................           50         1,112
     HouseValues, Inc.* .........................          130           594
     Infospace, Inc. ............................          584        13,555
     Ipass, Inc.* ...............................          210         1,138
     j2 Global Communications, Inc.* ............        5,752       200,745
     Jupitermedia Corp.* ........................          170         1,238
     Liquidity Services, Inc.* ..................           10           188
     Loopnet, Inc.* .............................           30           700
     Marchex, Inc. ..............................           90         1,469
     Miva, Inc.* ................................          799         5,193
     NIC, Inc. ..................................           30           205
     Omniture, Inc.* ............................           10           229
     Online Resources Corp.* ....................           40           439
     Openwave Systems, Inc.* ....................           80           501
     RealNetworks, Inc.* ........................          310         2,533
     Savvis, Inc.* ..............................           10           495
     Sohu.com, Inc.* ............................           40         1,280
     SonicWALL, Inc.* ...........................       14,100       121,119
     Terremark Worldwide, Inc.* .................           10            65
     The Knot, Inc.* ............................           10           202
     TheStreet.com, Inc. ........................        3,030        32,966


    The accompanying notes are an integral part of the financial statements.

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----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    INTERNET SOFTWARE & SERVICES -- (CONTINUED)
     United Online, Inc. ........................        1,641   $    27,060
     Valueclick, Inc.* ..........................           70         2,062
     Visual Sciences, Inc.* .....................           50           774
     Websense, Inc.* ............................        2,869        60,966
     Website Pros, Inc.* ........................        3,500        32,970
                                                                 -----------
                                                                     613,763
                                                                 -----------
    IT SERVICES -- 0.8%
     Authorize.Net Holdings, Inc.* ..............          630        11,271
     CACI International, Inc. - Class A* ........          876        42,793
     Cass Information Systems, Inc. .............           20           725
     CIBER, Inc.* ...............................        1,039         8,499
     Covansys Corp.* ............................           60         2,036
     eFunds Corp.* ..............................        1,330        46,936
     Euronet Worldwide, Inc.* ...................           60         1,750
     Gartner, Inc. - Class A* ...................          170         4,180
     Gevity HR, Inc. ............................          561        10,844
     iGate Corp.* ...............................           20           160
     Infocrossing, Inc.* ........................           60         1,108
     InfoUSA, Inc. ..............................          370         3,781
     Integral Systems, Inc. .....................           40           972
     Lionbridge Technologies, Inc.* .............          110           648
     Mantech International Corp. - Class A* .....          513        15,816
     MAXIMUS, Inc. ..............................        1,711        74,223
     Modis Professional Services, Inc.* .........        4,670        62,438
     Ness Technologies, Inc.* ...................           10           130
     Perot Systems Corp.* .......................          220         3,749
     SAIC, Inc.* ................................          150         2,711
     Sapient Corp.* .............................           30           232
     SI International, Inc.* ....................          280         9,246
     SRA International, Inc. - Class A* .........           90         2,273
     StarTek, Inc. ..............................          673         7,262
     Sykes Enterprises, Inc.* ...................          551        10,463
     Syntel, Inc. ...............................          240         7,294
     The BISYS Group, Inc.* .....................          670         7,926
     Wright Express Corp.* ......................          330        11,309
                                                                 -----------
                                                                     350,775
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
     Actel Corp.* ...............................          643         8,944
     Advanced Analogic Technologies, Inc.* ......           80           776


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     Advanced Energy Industries, Inc.* ..........        2,827   $    64,060
     AMIS Holdings, Inc.* .......................        4,601        57,605
     Amkor Technology, Inc.* ....................        6,400       100,800
     ANADIGICS, Inc.* ...........................        6,310        87,015
     Asyst Technologies, Inc.* ..................          150         1,084
     Atheros Communications, Inc.* ..............           50         1,542
     ATMI, Inc.* ................................          722        21,660
     Axcelis Technologies, Inc.* ................        1,591        10,326
     Brooks Automation, Inc.* ...................        3,689        66,955
     Cabot Microelectronics Corp.* ..............        1,748        62,036
     Cohu, Inc. .................................          437         9,723
     Credence Systems Corp.* ....................           90           324
     Cymer, Inc.* ...............................          783        31,477
     Diodes, Inc.* ..............................        1,214        50,709
     DSP Group, Inc.* ...........................        4,743        97,089
     Eagle Test Systems, Inc.* ..................        2,860        45,932
     Entegris, Inc.* ............................           20           238
     Exar Corp.* ................................          570         7,638
     FEI Co.* ...................................          569        18,470
     Genesis Microchip, Inc.* ...................          170         1,591
     Hittite Microwave Corp.* ...................           40         1,709
     Ikanos Communications* .....................           50           380
     Intevac, Inc.* .............................          469         9,971
     Kopin Corp.* ...............................        1,433         5,589
     Kulicke & Soffa Industries, Inc.* ..........          903         9,454
     Micrel, Inc.* ..............................           30           382
     Microsemi Corp.* ...........................        1,612        38,607
     MKS Instruments, Inc.* .....................        2,693        74,596
     Monolithic Power Systems, Inc.* ............           50           872
     Netlogic Microsystems, Inc.* ...............           30           955
     Omnivision Technologies, Inc.* .............        1,630        29,519
     ON Semiconductor Corp.* ....................        8,400        90,048
     PDF Solutions, Inc.* .......................           10           118
     Pericom Semiconductor Corp.* ...............          617         6,886
     Photronics, Inc.* ..........................          696        10,356
     RF Micro Devices, Inc.* ....................           90           562
     Rudolph Technologies, Inc.* ................          496         8,239
     Semtech Corp.* .............................          290         5,026
     Silcon Storage* ............................           90           336
     Silicon Image, Inc.* .......................        5,410        46,418
     Sirf Technology Holdings, Inc.* ............           40           830

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     Skyworks Solutions, Inc.* ..................        2,673   $    19,647
     Standard Microsystems Corp.* ...............          465        15,968
     Supertex, Inc.* ............................          264         8,274
     Techwell, Inc.* ............................           20           262
     Tessera Techonologies, Inc. ................        1,340        54,337
     Trident Microsystems, Inc.* ................        2,310        42,388
     TriQuint Semiconductor, Inc.* ..............        6,810        34,459
     Ultratech, Inc.* ...........................          353         4,705
     Varian Semiconductor Equipment Associates,
      Inc.* .....................................        3,901       156,274
     Veeco Instruments, Inc.* ...................          489        10,142
     Zoran Corp.* ...............................        3,460        69,338
                                                                 -----------
                                                                   1,502,641
                                                                 -----------
    SOFTWARE -- 3.3%
     Actuate Corp.* .............................           30           204
     Ansoft Corp.* ..............................          414        12,209
     ANSYS, Inc.* ...............................        2,084        55,226
     Aspen Technology, Inc.* ....................        1,050        14,700
     Blackbaud, Inc. ............................        1,187        26,209
     Blackboard, Inc.* ..........................           30         1,264
     Bottomline Technologies, Inc.* .............           30           370
     Captaris, Inc.* ............................          839         4,296
     Catapult Communications Corp.* .............          178         1,766
     Concur Technologies, Inc.* .................          573        13,093
     Epicor Software Corp.* .....................        1,245        18,513
     EPIQ Systems, Inc.* ........................          621        10,035
     eSpeed, Inc.* ..............................           90           778
     FactSet Research Systems, Inc. .............          976        66,710
     Informatica Corp.* .........................        7,470       110,332
     Interactive Intelligence, Inc.* ............        2,640        54,384
     Jack Henry & Associates, Inc. ..............        6,880       177,160
     JDA Software Group, Inc.* ..................          675        13,250
     Lawson Software, Inc.* .....................           90           890
     Macrovision Corp.* .........................           70         2,104
     Magma Design Automation, Inc.* .............           90         1,264
     Manhattan Associates, Inc.* ................          745        20,793
     MICROS Systems, Inc.* ......................        1,901       103,414
     MicroStrategy, Inc. - Class A* .............           20         1,890
     Midway Games, Inc.* ........................          110           700


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    SOFTWARE -- (CONTINUED)
     Napster, Inc.* .............................        1,064   $     3,618
     Nuance Communications, Inc.* ...............        2,395        40,068
     Parametric Technology Corp.* ...............           60         1,297
     Pegasystems, Inc. ..........................          180         1,967
     Phoenix Technologies, Ltd.* ................          633         5,336
     Progress Software Co.* .....................        3,985       126,683
     Quality Systems, Inc. ......................          450        17,086
     Quest Software, Inc.* ......................          240         3,886
     Radiant Systems, Inc.* .....................        3,636        48,141
     Renaissance Learning, Inc. .................          270         3,550
     Secure Computing Corp.* ....................        3,601        27,331
     Smith Micro Software, Inc.* ................        6,720       101,203
     Sonic Solutions* ...........................          679         8,562
     SPSS, Inc.* ................................          408        18,009
     Sybase, Inc.* ..............................        7,590       181,325
     Synchronoss Technologies, Inc.* ............           20           587
     Take-Two Interactive Software, Inc.* .......        1,996        39,860
     THQ, Inc.* .................................        1,484        45,292
     TIBCO Software, Inc.* ......................           60           543
     Transaction Systems Architects, Inc.* ......           70         2,356
     Vasco Data Security International, Inc.* ...           20           455
                                                                 -----------
                                                                   1,388,709
                                                                 -----------
    TOTAL INFORMATION TECHNOLOGY .............................     6,191,671
                                                                 -----------
  MATERIALS -- 4.7%
    CHEMICALS -- 1.5%
     Albemarle Corp. ............................          900        34,677
     American Vanguard Corp. ....................           20           286
     Arch Chemicals, Inc. .......................          511        17,957
     Calgon Carbon Corp.* .......................          130         1,508
     CF Industries Holdings, Inc. ...............           50         2,995
     Ferro Corp. ................................          220         5,485
     Fuller Co. .................................        5,561       166,218
     Georgia Gulf Corp. .........................          937        16,969
     Hercules, Inc.* ............................        6,670       131,065
     Koppers Holdings, Inc. .....................        1,950        65,676
     Kronos Worldwide, Inc. .....................          240         6,060
     Material Sciences Corp.* ...................          264         3,113
     Minerals Technologies, Inc. ................           50         3,348


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    CHEMICALS -- (CONTINUED)
     NewMarket Corp. ............................           60   $     2,902
     NL Industries, Inc. ........................          840         8,417
     Octel Corp. ................................           40         2,368
     Olin Corp. .................................          680        14,280
     OM Group, Inc.* ............................        1,247        65,991
     Omnova Solutions, Inc.* ....................        1,027         6,213
     Penford Corp. ..............................          179         4,885
     Pioneer Cos., Inc.* ........................          150         5,156
     PolyOne Corp.* .............................        1,848        13,287
     Quaker Chemical Corp. ......................          214         5,050
     Rockwood Holdings, Inc.* ...................          130         4,752
     Schulman, Inc. .............................          461        11,216
     Sensient Technologies Corp. ................          250         6,347
     Spartech Corp. .............................          130         3,452
     Stepan Co. .................................           50         1,514
     Symvx Technologies, Inc.* ..................           90         1,036
     Terra Industries, Inc.* ....................          250         6,355
     Tronox,  Inc. - Class B ....................          648         9,104
     W.R. Grace & Co.* ..........................          100         2,449
     Zoltek Cos., Inc.* .........................           10           415
                                                                 -----------
                                                                     630,546
                                                                 -----------
    CONSTRUCTION MATERIALS -- 0.1%
     Headwaters, Inc.* ..........................        1,315        22,710
     Texas Industries, Inc. .....................          479        37,558
     US Concrete, Inc.* .........................          140         1,217
                                                                 -----------
                                                                      61,485
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.5%
     AEP Industries, Inc.* ......................           20           900
     AptarGroup, Inc. ...........................        1,682        59,812
     Caraustar Industries, Inc.* ................          815         4,279
     Chesapeake Corp. ...........................          471         5,921
     Greif Brothers Corp. - Class A .............          110         6,557
     Myers Industries, Inc. .....................          484        10,701
     Rock Tenn Co. - Class A ....................        2,420        76,762
     Silgan Holdings, Inc. ......................        1,010        55,833
                                                                 -----------
                                                                     220,765
                                                                 -----------
    METALS & MINING -- 2.1%
     AK Steel Holding Corp.* ....................        3,704       138,418
     Amcol International Corp. ..................          383        10,460
     Brush Engineered Materials, Inc.* ..........        1,827        76,716
     Castle & Co. ...............................          245         8,798


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    METALS & MINING -- (CONTINUED)
     Century Aluminum Co.* ......................        1,620   $    88,501
     Chaparral Steel Co. ........................        1,440       103,493
     Cleveland-Cliffs, Inc. .....................        2,036       158,136
     Compass Minerals International, Inc. .......          120         4,159
     Gibraltar Industries, Inc. .................          529        11,717
     Hecla Mining Co.* ..........................        5,980        51,069
     Metal Management, Inc. .....................        1,080        47,596
     Quanex Corp. ...............................        2,482       120,873
     Royal Gold, Inc. ...........................           20           475
     RTI International Metals, Inc.* ............          452        34,067
     Ryerson Tull, Inc. .........................          452        17,018
     Schnitzer Steel Industries, Inc. - Class A .           70         3,356
     Stillwater Mining Co.* .....................           70           771
     Wheeling-Pittsburgh Corp.* .................           40           761
     Worthington Industries, Inc. ...............          490        10,609
                                                                 -----------
                                                                     886,993
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.5%
     Bowater, Inc. ..............................           10           249
     Buckeye Technologies, Inc.* ................          704        10,891
     Deltic Timber Corp. ........................          208        11,403
     Glatfelter .................................        5,000        67,950
     Mercer International, Inc.* ................           30           306
     Neenah Paper, Inc. .........................          252        10,397
     Pope & Talbot, Inc.* .......................          348         1,382
     Schweitzer-Mauduit International,Inc. ......          346        10,726
     Wausau Paper Corp. .........................        5,532        74,129
                                                                 -----------
                                                                     187,433
                                                                 -----------
    TOTAL MATERIALS ..........................................     1,987,222
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 0.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
     Alaska Communications Systems Group, Inc. ..        2,620        41,501
     Atlantic Tele-Network, Inc. ................           50         1,432
     Cbeyond, Inc.* .............................           10           385
     Cogent Communications Group, Inc.* .........           10           299
     Consolidated Communications Holdings, Inc. .          170         3,842
     CT Communications, Inc. ....................          549        16,750


    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
     Fairpoint Communications, Inc. .............          240   $     4,260
     General Communication, Inc. - Class A* .....        1,157        14,821
     Globalstar, Inc.* ..........................           30           310
     Golden Telecom, Inc. .......................           70         3,851
     IDT Corp. - Class B ........................          330         3,406
     Iowa Telecommunications Services, Inc. .....          540        12,274
     North Pittsburgh Systems, Inc. .............          100         2,125
     NTelos Holdings Corp.* .....................           30           829
     Paetec Holdings Corp.* .....................           10           113
     Premiere Global Services, Inc.* ............          160         2,083
     SureWest Communications ....................          100         2,724
                                                                 -----------
                                                                     111,005
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     Centennial Communications, Inc.* ...........        2,110        20,024
     Dobson Communications Corp.* ...............       13,590       150,985
     FiberTower Corp.* ..........................          100           433
     Inphonic, Inc.* ............................           40           186
     Syniverse Holdings, Inc.* ..................          240         3,086
     USA Mobility, Inc.* ........................        1,110        29,704
                                                                 -----------
                                                                     204,418
                                                                 -----------
    TOTAL TELECOMMUNICATION SERVICES .........................       315,423
                                                                 -----------
  UTILITIES -- 2.3%
    ELECTRIC UTILITIES -- 0.8%
     ALLETE, Inc. ...............................          688        32,370
     Central Vermont Public Service Corp. .......          151         5,690
     Cleco Corp. ................................        1,266        31,017
     El Paso Electric Co.* ......................          966        23,725
     Hawaiian Electric Industries, Inc. .........        2,200        52,118
     Idacorp, Inc. ..............................          330        10,573
     ITC Holdings Corp. .........................           60         2,438
     MGE Energy, Inc. ...........................        3,720       121,533
     Otter Tail Power Co. .......................          170         5,452
     Portland General Electric Co. ..............          100         2,744
     The Empire District Electric Co. ...........          270         6,040
     UIL Holdings Corp. .........................          594        19,661


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
    ELECTRIC UTILITIES -- (CONTINUED)
     Unisource Energy Corp. .....................          664   $    21,839
     Westar Energy, Inc. ........................          490        11,897
                                                                 -----------
                                                                     347,097
                                                                 -----------
    GAS UTILITIES -- 1.1%
     Atmos Energy Corp. .........................        1,391        41,814
     Cascade Natural Gas Corp. ..................          210         5,546
     Energen Corp. ..............................        1,578        86,695
     EnergySouth, Inc. ..........................           20         1,020
     New Jersey Resources Corp. .................          557        28,418
     Nicor, Inc. ................................          280        12,018
     Northwest Natural Gas Co. ..................          588        27,160
     Piedmont Natural Gas Co. ...................        1,442        35,545
     South Jersey Industries, Inc. ..............          578        20,450
     Southern Union Co. .........................        2,186        71,240
     Southwest Gas Corp. ........................        1,700        57,477
     The Laclede Group, Inc. ....................          509        16,227
     UGI Corp. ..................................        1,665        45,421
     WGL Holdings, Inc. .........................          360        11,750
                                                                 -----------
                                                                     460,781
                                                                 -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
     Ormat Technologies, Inc. ...................           10           377
                                                                 -----------
    MULTI-UTILITIES -- 0.3%
     Avista Corp. ...............................        1,027        22,132
     Black Hills Corp. ..........................        2,060        81,885
     CH Energy Group, Inc. ......................          353        15,874
     PNM Resources, Inc. ........................          260         7,225
                                                                 -----------
                                                                     127,116
                                                                 -----------
    WATER UTILITIES -- 0.1%
     American States Water Co. ..................          330        11,738
     California Water Service Group .............           80         2,999
     SJW Corp. ..................................           40         1,332
     Southwest Water Co. ........................           40           511
                                                                 -----------
                                                                      16,580
                                                                 -----------
    TOTAL UTILITIES ..........................................       951,951
                                                                 -----------
    TOTAL COMMON STOCK
     (COST $28,108,306) ......................................    34,700,177
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      --------   -----------
EXCHANGE-TRADED FUNDS -- 17.0%
     iShares S&P SmallCap 600 Growth Index Fund
      (Cost $7,052,090) .........................       50,336   $ 7,119,524
                                                                 -----------

SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series ......................       59,257        59,257
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ......................       59,255        59,255
                                                                 -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $118,512) .........................................       118,512
                                                                 -----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $35,278,908)+ .....................................   $41,938,213
                                                                 ===========


------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $35,536,067. At June 30, 2007, net unrealized appreciation was $6,402,146. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,567,481, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,165,335.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
COMMON STOCK -- 85.8%
  AUSTRALIA -- 4.2%
     Amcor, Ltd. ..............................        10,891  $      276,089
     AMP, Ltd. ................................       142,843       1,223,008
     Ansell, Ltd. .............................         3,580          36,986
     Australia & New Zealand Banking Group,
      Ltd. ....................................       151,076       3,710,606
     Babcock & Brown, Ltd. ....................        21,600         585,546
     Bank of Queensland, Ltd. .................         5,847          85,967
     BHP Billiton, Ltd. .......................       122,067       3,647,451
     BlueScope Steel, Ltd. ....................       362,993       3,176,969
     Boral, Ltd. ..............................        36,170         268,494
     Brambles Industries, Ltd.* ...............        33,153         341,787
     Caltex Australia, Ltd. ...................        64,820       1,297,981
     Challenger Financial Services Group ......       138,900         684,303
     Cochlear, Ltd. ...........................         6,700         345,955
     Commonwealth Bank of Australia ...........        80,837       3,781,769
     Computershare, Ltd. ......................        35,000         333,961
     CSL, Ltd. ................................        10,762         801,097
     CSR, Ltd. ................................        51,022         150,168
     Downer Group of Australia ................        78,250         487,638
     Foster's Group, Ltd. .....................       120,435         649,907
     Goodman Fielder, Ltd. ....................       204,600         421,052
     Incitec Pivot, Ltd. ......................        13,700         923,455
     Insurance Australia Group, Ltd. ..........        58,755         283,408
     Investa Property Group ...................       243,498         601,148
     John Fairfax Holdings, Ltd. ..............        86,185         342,883
     Jubilee Mines NL .........................        35,741         481,457
     Leighton Holdings, Ltd. ..................        46,802       1,631,341
     Lend Lease Corp., Ltd. ...................         1,688          26,497
     Macquarie Airports .......................       699,562       2,390,566
     Minara Resources, Ltd. ...................         7,323          44,913
     Mirvac Group .............................       221,929       1,070,468
     Multiplex Group ..........................        18,782          78,189
     Newcrest Mining, Ltd. ....................        52,049       1,004,552
     News Corp. - Class B .....................        56,881       1,304,850
     Oil Search, Ltd. .........................        59,438         211,063
     OneSteel, Ltd. ...........................        33,523         182,352
     Orica, Ltd. ..............................        11,345         285,872
     Origin Energy, Ltd. ......................       148,982       1,252,735
     Pacific Brands, Ltd. .....................       153,100         447,073
     Publishing & Broadcasting, Ltd. ..........         9,276         153,719


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  AUSTRALIA -- (CONTINUED)
     Qantas Airways, Ltd. .....................       405,857  $    1,925,625
     QBE Insurance Group, Ltd. ................       143,030       3,773,845
     Rio Tinto, Ltd. ..........................        15,684       1,308,323
     Santos, Ltd. .............................       227,325       2,684,143
     Sims Group, Ltd. .........................         5,600         125,618
     Tabcorp Holdings, Ltd. ...................        28,657         416,379
     Tattersall's, Ltd. .......................       189,588         754,030
     Telstra Corp., Ltd. ......................       147,290         573,051
     Washington H. Soul Pattinson & Co., Ltd. .         5,543          47,430
     Woolworths, Ltd. .........................        37,872         865,486
                                                               --------------
    TOTAL AUSTRALIA .........................................      47,497,205
                                                               --------------
  AUSTRIA -- 1.2%
     Andritz AG ...............................         7,320         482,072
     Erste Bank der oesterreichischen
      Sparkassen AG* ..........................        27,242       2,123,266
     Flughafen Wien AG ........................         2,325         229,305
     Immoeast AG ..............................        74,546       1,051,975
     OMV AG ...................................        61,355       4,092,712
     Raiffeisen International Bank-Holding AG .        12,616       1,992,687
     Telekom Austria AG .......................        31,712         789,718
     Voestalpine AG ...........................        21,236       1,785,109
     Wiener Staedtische Allgemeine
      Verischerung AG .........................         8,473         603,834
     Wienerberger AG ..........................        12,409         912,441
                                                               --------------
    TOTAL AUSTRIA ...........................................      14,063,119
                                                               --------------
  BELGIUM -- 1.1%
     Ackermans & Van Haaren ...................           905          87,488
     Agfa Gevaert NV* .........................        68,786       1,774,357
     Colruyt NV ...............................         1,540         321,443
     Delhaize Group ...........................         4,008         393,672
     Dexia ....................................        25,403         793,491
     Fortis ...................................        26,480       1,122,324
     Groupe Bruxelles Lambert SA ..............         2,142         266,250
     KBC Ancora ...............................        17,597       2,050,471
     KBC Bancassurance Holding NV .............        17,268       2,327,180
     Mobistar SA ..............................         6,200         528,129
     Solvay SA ................................         6,277         988,090
     Telenet Group Holding NV .................        10,600         367,582


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  BELGIUM -- (CONTINUED)
     Umicore ..................................         3,800  $      823,919
                                                               --------------
    TOTAL BELGIUM ...........................................      11,844,396
                                                               --------------
  BERMUDA -- 0.1%
     Central European Media Enterprises, Ltd.*          6,325         617,194
                                                               --------------
    TOTAL BERMUDA ...........................................         617,194
                                                               --------------
  CANADA -- 2.1%
     Aspreva Pharmaceuticals Corp.* ...........         3,300          57,090
     Astral Media, Inc. .......................        18,000         713,917
     Aur Resources, Inc. ......................         2,700          80,347
     Axcan Pharma, Inc.* ......................        18,900         365,492
     Bank of Nova Scotia ......................        22,800       1,110,624
     Barrick Gold Corp. .......................        12,800         372,254
     Biovail Corp. ............................         8,600         219,188
     Canaccord Capital, Inc. ..................        21,230         415,133
     Canadian Imperial Bank of Commerce .......         9,100         820,004
     Canadian Tire Corp., Ltd. ................           400          31,561
     Canadian Western Bank ....................        13,300         352,586
     CGI Group, Inc.* .........................        15,800         177,245
     Crescent Point Energy Trust ..............        16,400         302,213
     Eldorado Gold Corp.* .....................        23,857         140,197
     Empire Co., Ltd. .........................         1,800          72,760
     Fairfax Financial Holdings, Ltd. .........         1,100         210,138
     George Weston, Ltd. ......................         1,900         142,779
     Gildan Activewear, Inc. ..................        18,000         614,560
     Industrial Alliance Insurance and
      Financial Services, Inc. ................         3,700         137,198
     Inmet Mining Corp. .......................        13,400       1,036,527
     Ivanhoe Mines, Ltd.* .....................       115,532       1,637,675
     Jean Coutu Group, Inc. ...................         3,100          45,107
     Kinross Gold Corp. .......................        33,978         395,201
     LionOre Mining International, Ltd.* ......         6,500         170,547
     Lundin Mining Corp.* .....................        14,400         173,841
     Magna International, Inc. ................         6,700         608,582
     Manitoba Telecom Services, Inc. ..........         1,400          61,625
     Manulife Financial Corp. .................       104,000       3,889,566
     Martinrea International, Inc.* ...........        22,900         355,135
     MDS, Inc. ................................         7,800         158,892
     Metro, Inc. ..............................        11,300         395,884


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  CANADA -- (CONTINUED)
     National Bank of Canada ..................         6,600  $      380,232
     Northbridge Financial Corp. ..............         8,700         284,623
     Potash Corp. of Saskatchewan, Inc. .......         9,608         751,142
     Power Corp. of Canada ....................         7,700         284,146
     Quebecor, Inc. ...........................         1,500          56,536
     Rona, Inc.* ..............................         6,900         144,121
     Sherritt International Corp. .............        73,900       1,016,320
     Sun Life Financial, Inc. .................        38,200       1,820,260
     Teck Cominco, Ltd. .......................        27,800       1,175,938
     TransCanada Corp. ........................        35,900       1,234,805
     Trican Well Service, Ltd. ................        16,100         327,819
     Uranium One, Inc.* .......................        21,100         268,788
     Westjet Airlines, Ltd.* ..................        27,600         412,996
                                                               --------------
    TOTAL CANADA ............................................      23,421,594
                                                               --------------
  CHILE -- 0.0%
     Sociedad Quimica y Minera de Chile SA ADR            880         151,395
                                                               --------------
    TOTAL CHILE .............................................         151,395
                                                               --------------
  CZECH REPUBLIC -- 0.5%
     Komercni Banka AS ........................        28,411       5,266,321
                                                               --------------
    TOTAL CZECH REPUBLIC ....................................       5,266,321
                                                               --------------
  DENMARK -- 0.5%
     Alk-Abello A/S ...........................         1,302         275,402
     AP Moeller-Maersk A/S ....................            63         757,761
     Carlsberg A/S ............................         4,887         590,730
     D/S TORM A/S .............................         1,400          52,239
     Danske Bank A/S ..........................        35,100       1,435,316
     Jyske Bank A/S ...........................         1,600         115,296
     Novo Nordisk A/S - Class B ...............         8,373         910,774
     Rockwool International A/S - Class B .....           690         210,459
     Royal Unibrew A/S ........................         1,120         156,315
     Sydbank A/S ..............................        21,500       1,028,042
     Topdanmark A/S ...........................           450          76,733
     Vestas Wind Systems A/S ..................         2,691         176,589
                                                               --------------
    TOTAL DENMARK ...........................................       5,785,656
                                                               --------------
  FINLAND -- 1.7%
     Cargotec Corp. ...........................         5,900         362,830
     Elisa Oyj - Class A ......................        12,801         348,948
     Fortum Oyj ...............................        44,138       1,379,202

    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  FINLAND -- (CONTINUED)
     KCI Konecranes Oyj .......................        15,900  $      664,457
     Kemira Oyj ...............................         6,153         141,542
     Kesko Oyj ................................         8,536         566,311
     Nokia Oyj ................................       212,860       5,978,233
     Nokian Renkaat Oyj .......................        16,893         591,824
     OKO Bank PLC .............................         4,100          75,972
     Orion Oyj ................................         5,119         128,109
     Outokumpu Oyj ............................        27,848         936,635
     Ramirent Oyj .............................        40,388       1,093,622
     Rautaruukki Oyj ..........................        17,900       1,143,480
     Sampo Oyj ................................        26,586         765,488
     Sanomawsoy Oyj ...........................        16,741         529,009
     Stockmann Oyj ............................         9,948         423,972
     Stora Enso Oyj ...........................        12,077         227,233
     Stora Enso Oyj ADR .......................        25,900         485,107
     TietoEnator Oyj ..........................        24,040         772,416
     UPM-Kymmene Oyj ..........................        12,913         317,143
     Wartsila Oyj - Class B ...................         7,993         525,609
     YI Oyj ...................................        41,199       1,292,983
                                                               --------------
    TOTAL FINLAND ...........................................      18,750,125
                                                               --------------
  FRANCE -- 9.4%
     Accor SA .................................         1,816         160,536
     Aeroports de Paris .......................        13,422       1,557,596
     Air France ...............................       160,240       7,455,904
     Alstom ...................................         4,123         687,521
     Atos Origin SA ...........................         3,056         190,997
     AXA SA ...................................        44,208       1,902,712
     BNP Paribas SA ...........................       158,351      18,809,503
     Bourbon SA ...............................         4,730         295,609
     Bouygues SA ..............................        11,941       1,000,480
     Business Objects SA ......................         6,635         259,176
     Cap Gemini SA ............................        67,747       4,952,897
     Carrefour SA .............................         2,358         165,611
     Casino Guichard-Perrachon SA .............         2,023         204,558
     Ciments Francais .........................         2,750         630,128
     CNP Assurances ...........................        11,613       1,483,899
     Compagnie de Saint-Gobain ................        16,043       1,797,179
     Compagnie Generale de Geophysique
      SA (CGG) ................................         2,800         698,745
     Compagnie Generale des Etablissements
      Michelin ................................         6,380         891,567
     EDF Energies Nouvelles SA ................         1,098          71,874
     Electricite de France ....................        17,296       1,869,406
     Euler SA .................................         5,400         765,606


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  FRANCE -- (CONTINUED)
     Eurazeo ..................................         2,774  $      400,851
     France Telecom SA ........................        42,789       1,173,550
     Gaz de France ............................         2,512         126,718
     Groupe Steria SCA ........................         5,200         344,724
     Haulotte Group ...........................        13,400         554,381
     Havas SA .................................        25,734         145,701
     Hermes International .....................         1,509         170,586
     Icade ....................................         5,900         454,466
     Iliad SA .................................         2,900         292,111
     Ipsen ....................................         8,600         441,266
     JC Decaux SA .............................         8,008         253,585
     L'Air Liquide SA .........................        13,904       1,824,517
     Lafarge SA ...............................        20,458       3,728,531
     Lagardere SCA ............................         8,884         770,497
     LVMH Moet Hennessy Louis Vuitton SA ......        20,122       2,315,334
     Natexis ..................................        13,075         318,661
     Neuf Cegetel .............................        15,919         622,844
     Nexans SA ................................         5,121         850,051
     Nexity ...................................         7,065         589,144
     Pernod-Ricard SA .........................         7,261       1,603,138
     Pierre & Vacances ........................         2,400         365,579
     Pinault-Printemps-Redoute SA .............        10,278       1,792,845
     PSA Peugeot Citroen ......................         7,081         570,450
     Publicis Groupe SA .......................        31,859       1,407,859
     Remy Cointreau SA ........................         2,311         172,912
     Renault SA ...............................        12,632       2,026,035
     Rhodia SA ................................         6,774         307,721
     Safran SA ................................         7,753         198,267
     Sanofi-Synthelabo SA .....................        65,457       5,288,094
     Schneider Electric SA ....................        13,000       1,821,408
     SEB SA ...................................         1,900         345,642
     Societe BIC SA ...........................           828          60,979
     Societe Generale .........................        27,509       5,096,824
     Sodexho Alliance SA ......................        45,768       3,272,733
     Suez SA ..................................        23,634       1,351,119
     Thales SA ................................         4,384         267,894
     Total SA .................................        55,579       4,506,247
     Valeo SA .................................        40,708       2,184,209
     Veolia Environnement .....................         6,059         475,880
     Vinci SA .................................        12,593         939,905
     Vivendi Universal SA .....................       223,051       9,595,147
     Wendel ...................................           979         178,354
                                                               --------------
    TOTAL FRANCE ............................................     105,058,263
                                                               --------------

    The accompanying notes are an integral part of the financial statements.

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   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  GERMANY -- 8.5%
     Aareal Bank AG ...........................        14,100  $      733,916
     Adidas-Salomon AG ........................         1,942         122,743
     Allianz AG ...............................        23,055       5,407,203
     Altana AG ................................         3,019          72,921
     BASF AG ..................................        29,026       3,812,396
     Bayerische Motoren Werke (BMW) AG ........        17,681       1,146,270
     Beiersdorf AG ............................         3,801         271,113
     Bilfinger Berger AG ......................         8,911         792,061
     Commerzbank AG ...........................        83,960       4,031,796
     Continental AG ...........................         1,146         161,786
     DaimlerChrysler AG .......................        19,855       1,836,826
     DaimlerChrysler AG ADR ...................         5,100         468,945
     Deutsche Bank AG .........................        73,759      10,735,711
     Deutsche Bank AG ADR .....................         2,742         396,877
     Deutsche Boerse AG .......................        15,140       1,715,280
     Deutsche Lufthansa AG ....................       273,835       7,682,259
     Deutsche Post AG .........................        56,674       1,841,493
     Deutsche Post AG (London Exchange) .......         3,239         104,068
     Deutsche Postbank AG .....................        10,221         899,497
     Deutsche Telekom AG ......................       151,512       2,800,702
     E.On AG ADR ..............................        62,184       3,459,918
     E.On AG ..................................        17,814       2,991,119
     Epcos AG .................................         2,383          46,841
     Fraport AG ...............................        35,290       2,520,851
     Fresenius AG .............................        16,351       1,254,057
     Fresenius Medical Care AG ................        24,885       1,147,146
     Fuchs Petrolub AG ........................         4,900         453,988
     Hannover Rueckversicherungs AG ...........         9,374         454,546
     Henkel AG ................................         9,576         457,880
     Hochtief AG ..............................        10,127       1,104,021
     Hugo Boss AG .............................         7,400         443,261
     Hypo Real Estate Holding AG ..............        18,548       1,202,526
     IKB Deutsche Industries ..................        17,239         629,550
     Infineon Technologies AG .................        34,871         579,201
     IVG Immobilien AG ........................        44,117       1,719,482
     KarstadtQuelle AG ........................         9,542         323,087
     Landesbank Berlin Holding AG .............        12,943         106,773
     Lanxess ..................................         9,600         536,718
     Linde AG .................................         5,240         632,430
     MAN AG ...................................        54,256       7,808,469
     Merck KGaA ...............................         2,541         350,233


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  GERMANY -- (CONTINUED)
     Metro AG .................................         1,731  $      143,724
     MTU Aero Engines Holding AG ..............        13,092         851,961
     Muenchener Rueckversicherungs-
      Gesellschaft AG .........................        34,289       6,311,003
     Norddeutsche Affinerie AG ................         3,074         135,788
     Praktiker Bau-und Heimwerkermaerkte
      Holding AG ..............................         9,133         369,333
     Puma AG ..................................           198          88,306
     Rheinmetall AG ...........................         2,723         253,527
     Rhoen-Klinkum AG Common ..................        11,773         711,072
     Salzgitter AG ............................        11,314       2,189,545
     Siemens AG ...............................        16,340       2,351,389
     Software AG ..............................         5,700         556,473
     Stada Arzneimittel AG ....................         7,300         465,320
     ThyssenKrupp AG ..........................        72,888       4,341,276
     Vivacon AG ...............................        19,500         785,376
     Volkswagen AG ............................        15,049       2,402,221
     Wincor Nixdorf AG ........................         4,100         378,356
                                                               --------------
    TOTAL GERMANY ...........................................      95,590,630
                                                               --------------
  GREECE -- 0.5%
     Alpha Bank AE ............................        18,710         586,561
     Bank of Cyprus, Ltd. .....................       158,632       2,672,662
     Hellenic Exchanges Holding SA ............        25,732         671,517
     Hellenic Telecommunications
      Organization SA .........................        49,676       1,539,664
     Intracom SA ..............................        40,350         212,935
                                                               --------------
    TOTAL GREECE ............................................       5,683,339
                                                               --------------
  HONG KONG -- 1.6%
     Bank of East Asia, Ltd. ..................           400           2,249
     Beijing Capital International Airport
      Co., Ltd. ...............................     1,088,116       1,530,438
     BOC Hong Kong, Ltd. ......................        82,000         195,232
     Cathay Pacific Airways, Ltd. .............       116,000         288,485
     Cheung Kong Infrastructure Holdings, Ltd.         18,000          66,415
     Cheung Kong, Ltd. ........................        72,000         943,458
     China Merchants Holdings International
      Co., Ltd. ...............................       365,745       1,770,562
     Clear Media, Ltd.* .......................        44,175          48,021
     CLP, Ltd. ................................        21,500         144,324


    The accompanying notes are an integral part of the financial statements.

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   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  HONG KONG -- (CONTINUED)
     Dah Sing Financial Holdings, Ltd. ........         6,000  $       50,628
     Hengan International Group Co., Ltd. .....        82,000         291,579
     Esprit Holdings Ltd. .....................        12,400         157,548
     FOXCONN International Holdings* ..........        12,000          34,381
     Galaxy Entertainment Group, Ltd.* ........       343,180         334,481
     Giordano International, Ltd. .............       194,000          95,654
     Gome Electrical Appliances ...............       532,498         815,900
     Hang Lung Group, Ltd. ....................        38,000         171,620
     Henderson Land Development Co., Ltd. .....        34,000         231,775
     Hong Kong Exchanges & Clearing, Ltd. .....       143,000       2,018,732
     HongKong & Shanghai Hotels/The ...........        31,000          54,795
     Hongkong Electric, Ltd. ..................        74,000         373,281
     Hopewell Holdings ........................        26,000         106,109
     Hutchinson Whampoa, Ltd. .................        85,000         843,799
     Hutchison Telecommunications
      International, Ltd ......................        73,552          94,734
     Kingboard Chemicals Holdings, Ltd. .......        43,500         200,207
     Li & Fung, Ltd. ..........................        30,000         107,983
     Melco International Development, Ltd. ....       478,389         711,244
     Melco PBL Entertainment (Macau), Ltd.* ...         8,027         100,819
     MTR Corp. ................................        70,000         165,855
     New World China Land, Ltd. ...............        62,400          53,072
     New World Development Co., Ltd. ..........        92,000         230,237
     Orient Overseas International, Ltd. ......        11,000         107,545
     Shun Tak Holdings, Ltd. ..................     1,030,345       1,516,436
     Sun Hung Kai Properties, Ltd. ............        44,000         529,437
     Swire Pacific, Ltd. ......................       128,000       1,424,704
     Texwinca Holdings, Ltd. ..................       137,633         113,769
     The Link .................................        41,500          91,858
     The Wharf, Ltd. ..........................        53,000         211,678
     Weiqiao Textile Co., Ltd. ................        75,210         168,689
     Wheelock & Co., Ltd. .....................        34,000          87,739
     Wheelock Properties, Ltd. ................        50,000          59,137
     Wing Hang Bank, Ltd. .....................        63,500         701,163


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  HONG KONG -- (CONTINUED)
     Wing Lung Bank ...........................         4,900  $       49,575
     Wumart Stores, Inc. ......................       289,556         203,673
     Yue Yuen Industrial, Ltd. ................        84,000         260,393
                                                               --------------
    TOTAL HONG KONG .........................................      17,759,413
                                                               --------------
  HUNGARY -- 1.0%
     Gedeon Richter Nyrt. .....................         4,435         887,629
     Magyar Tavkozlesi Nyrt. ..................       290,364       1,578,188
     Mol Hungarian Oil and Gas Nyrt. ..........         4,321         651,075
     OTP Bank Nyrt. ...........................       139,116       8,023,422
                                                               --------------
    TOTAL HUNGARY ...........................................      11,140,314
                                                               --------------
  INDIA -- 0.6%
     ICICI Bank, Ltd. ADR .....................        32,365       1,590,740
     State Bank of India, GDR .................        56,387       4,973,333
                                                               --------------
    TOTAL INDIA .............................................       6,564,073
                                                               --------------
  IRELAND -- 0.4%
     Allied Irish Banks PLC ADR ...............        17,511         962,405
     Allied Irish Banks PLC ...................        40,183       1,098,059
     Bank of Ireland ..........................         7,660         154,325
     DCC ......................................         1,247          41,499
     Grafton Group PLC* .......................        34,800         496,629
     Greencore Group PLC ......................        64,244         486,262
     Independent News & Media PLC .............        60,473         304,583
     Independent Newspapers PLC ...............         9,122          46,237
     Kerry Group PLC ..........................        18,514         518,178
     Total Produce PLC* .......................       218,519         227,689
                                                               --------------
    TOTAL IRELAND ...........................................       4,335,866
                                                               --------------
  ITALY -- 2.9%
     ASM SPA ..................................        82,200         497,906
     Assicurazioni Generali SPA ...............        10,770         431,821
     Autogrill SPA ............................         2,751          58,204
     Azimut Holding SPA .......................        45,200         771,828
     Banca CR Firenze .........................       107,522         901,701
     Banca Intesa SPA .........................        98,700         691,275
     Banca Popolare dell'Emilia Romagna Scrl ..         6,008         151,476
     Banca Popolare di Milano Scrl ............        47,555         725,298
     Banca Popolare di Sondrio Scrl ...........         6,407         113,140
     Banca Popolare Italiana ..................        26,849         412,801
     Banche Popolare Unite Scrl ...............        30,629         778,519


    The accompanying notes are an integral part of the financial statements.

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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  ITALY -- (CONTINUED)
     Banco Popolare di Verona e Novara Scrl ...        18,263  $      525,107
     Bulgari SPA ..............................        17,588         282,084
     Buzzi Unicem SPA .........................        26,800         922,788
     Capitalia SPA* ...........................       106,952       1,060,957
     Cementir SPA .............................        33,200         470,942
     Credito Emiliano SPA .....................        73,400       1,039,897
     Enel SPA .................................       296,221       3,184,089
     Eni SPA ..................................       113,006       4,097,305
     Fiat SPA .................................       113,598       3,374,188
     Finmeccanica SPA .........................       202,051       6,207,780
     Fondiaria Sai SPA ........................        16,906         817,338
     Geox SPA .................................        18,903         348,158
     Imprefilo SPA ............................        27,834         214,084
     Indesit Co. SPA ..........................        14,600         340,159
     Italcementi SPA ..........................         2,405          74,253
     Luxottica Group SPA ......................         5,882         228,499
     Milano Assicurazioni .....................        63,178         524,137
     Pirelli & C Real Estate ..................         4,500         261,151
     Recordati SPA ............................        48,800         406,837
     Telecom Italia SPA .......................        66,918         183,208
     UniCredito Italiano SPA ..................       315,480       2,817,595
     Unipol SPA ...............................        18,789          67,630
                                                               --------------
    TOTAL ITALY .............................................      32,982,155
                                                               --------------
  JAPAN -- 12.3%
     Acom Co., Ltd. ...........................         3,590         128,788
     Aeon Credit Service Co., Ltd. ............         3,853          61,136
     Aiful Corp. ..............................         4,000         114,852
     Aioi Insurance Co., Ltd. .................        28,000         182,145
     Aisin Seiki Co., Ltd. ....................         9,901         363,269
     Alpine Electronics, Inc. .................         5,600          85,881
     Alps Electric Co., Ltd. ..................         7,000          69,939
     Amada Co. ................................       246,000       3,076,548
     Aoyama Trading Co., Ltd. .................        44,700       1,375,022
     Aozora Bank, Ltd. ........................        85,000         313,332
     Ardepro Co., Ltd. ........................           821         255,864
     Asahi Kasei Corp. ........................       395,000       2,595,123
     Asahi Pretec Corp. .......................        16,650         463,988
     Asatsu-DK, Inc. ..........................         1,800          61,010
     Autobacs Seven Co., Ltd. .................         1,600          49,923
     Brother Industries, Ltd. .................        66,000         969,176
     Canon Sales Co., Inc. ....................        32,400         662,800
     Canon, Inc. ..............................        80,589       4,725,983
     Central Glass Co. ........................        54,000         301,761


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     Central Japan Railway Co. ................           111  $    1,171,111
     Chiyoda Integre Co., Ltd. ................        10,500         268,437
     Chugoku Marine Paints, Ltd. ..............        19,400         229,396
     Circle K Sunkus Co., Ltd. ................         3,000          52,356
     Coca-Cola West Holdings Co., Ltd. ........         3,000          69,682
     Comsys Holdings Corp. ....................        32,000         370,624
     Cosmo Oil Co., Ltd. ......................        92,000         506,622
     Credit Saison Co., Ltd. ..................         3,462          90,107
     CSK Corp. ................................         6,400         225,381
     Dai Nippon Printing Co., Ltd. ............        27,000         402,926
     Daicel Chemical Industries, Ltd. .........        12,000          78,097
     Daihatsu Motor Co., Ltd. .................        26,987         246,997
     Daikin Industries, Ltd. ..................         5,879         214,131
     Daiwa Securities Group, Inc. .............       144,904       1,540,564
     DCM Japan Holdings Co., Ltd. .............         7,000          58,924
     Denso Corp. ..............................         5,238         204,862
     Dentsu, Inc. .............................            61         172,931
     Diamond Lease Co. ........................         1,800          80,850
     Disco Corp. ..............................         5,800         335,263
     East Japan Railway Co., Ltd. .............            43         331,324
     EDION Corp. ..............................         4,100          53,252
     Eisai Co., Ltd. ..........................         3,546         154,844
     Epilda Memory, Inc.* .....................        27,600       1,211,991
     FamilyMart Co., Ltd. .....................         1,200          31,626
     Fanuc, Ltd. ..............................         2,200         227,069
     Fuji Film Holdings Corp. .................       100,300       4,482,958
     Fuji Heavy Industries, Ltd. ..............       139,000         664,800
     Fuji Television Network, Inc. ............            54         108,667
     Fujikura, Ltd. ...........................        39,000         289,653
     Fujitsu, Ltd. ............................        12,000          88,395
     Funai Electric Co., Ltd. .................         1,200          69,939
     Futaba Corp. .............................         2,100          50,767
     Gigas K'S Denki Corp. ....................        16,300         454,718
     Glory, Ltd. ..............................         7,400         161,961
     Goldcrest Co., Ltd. ......................         6,710         343,657
     Gunze, Ltd. ..............................       166,000         969,480
     Hakuhodo DY Holdings, Inc. ...............           770          50,841
     Heiwa Corp. ..............................         4,200          51,606
     Hino Motors, Ltd. ........................        56,000         334,783
     Hisamitsu Pharmaceutical Co., Inc. .......        12,900         355,946
     Hitachi Cable, Ltd. ......................        18,000         105,451
     Hitachi Construction Machinery Co., Ltd. .        16,200         562,884
     Hitachi High-Technologies Corp. ..........        14,200         368,388


    The accompanying notes are an integral part of the financial statements.

                                       78
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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     Hitachi Kokusai Electric, Inc. ...........        26,000  $      320,451
     Hitachi Transport System, Ltd. ...........         5,000          55,225
     Hitachi, Ltd. ............................       300,000       2,122,951
     Hitachi, Ltd. ADR ........................        15,682       1,109,502
     Hogy Medical Co., Ltd. ...................         7,500         335,183
     Hokuhoku Financial Group, Inc. ...........        15,000          48,491
     Honda Motor Co., Ltd. ....................       126,416       4,590,449
     House Foods Corp. ........................         3,900          59,860
     Hoya Corp. ...............................         7,745         256,926
     Ibiden Co., Ltd. .........................         2,500         161,309
     Itochu Corp. .............................         9,000         104,215
     Izumi Co., Ltd. ..........................        27,800         454,290
     Japan Real Estate Investment Corp. .......             8          94,018
     Japan Tobacco, Inc. ......................           325       1,602,005
     JFE Holdings, Inc. .......................        10,000         621,562
     Joint Corp. ..............................        15,300         480,296
     JSR Corp. ................................         3,831          92,442
     Kamigumi Co., Ltd. .......................        41,000         355,223
     Kaneka Corp. .............................        13,000         108,874
     Kanematsu Corp.* .........................        38,000          63,660
     Kansai Paint Co. Ltd. ....................        40,000         349,650
     Kawasaki Kisen Kaisha, Ltd. ..............         7,000          85,370
     KDDI Corp. ...............................           212       1,570,504
     Keihin Corp. .............................         3,000          57,785
     Kenedix, Inc. ............................           346         643,973
     Keyence Corp. ............................           640         139,815
     Kinden Corp. .............................         7,000          60,778
     Kintetsu World Express, Inc. .............        10,500         356,512
     Koito Manufacturing Co. Ltd. .............        15,840         191,995
     Kokusai Securities, Ltd. .................         7,465          83,644
     Kokuyo Co., Ltd. .........................         4,500          52,785
     Komatsu, Ltd. ............................       201,200       5,831,399
     Komori Corp. .............................        21,000         492,190
     Kubota Corp. .............................        25,286         204,396
     Kuraray Co., Ltd. ........................        15,500         181,690
     Kyocera Corp. ............................        18,300       1,944,134
     Kyowa Exeo Corp. .........................        36,000         417,471
     Kyowa Hakko Kogyo Co., Ltd. ..............        74,000         698,338
     Leopalace21 Corp. ........................        93,800       3,205,392
     Makino Milling Machine Co., Ltd. .........        30,000         427,892
     Makita Corp. .............................        11,636         518,375
     Marui Co., Ltd. ..........................        13,400         169,304


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     Matsushita Electric Industrial Co., Ltd. .        58,057  $    1,150,525
     Matsushita Electric Works, Ltd. ..........        27,000         345,212
     Mazda Motor Corp. ........................       108,000         615,102
     Meiji Seika Kaisha, Ltd. .................        13,000          59,463
     Millea Holdings, Inc. ....................        37,100       1,525,265
     Mistui Mining & Smelting Co., Ltd. .......             2               9
     Mitsubishi Chemical Holdings Corp. .......       131,500       1,207,156
     Mitsubishi Corp. .........................         3,700          96,948
     Mitsubishi Electric Corp. ................       167,000       1,547,001
     Mitsubishi Materials Corp. ...............       104,000         567,002
     Mitsubishi Steel Mfg. Co., Ltd. ..........        11,000          50,848
     Mitsubishi Tokyo Financial Group, Inc. ...           168       1,846,186
     Mitsui Chemicals, Inc. ...................        32,000         243,046
     Mitsui Fudosan Co., Ltd. .................         3,923         109,955
     Mitsui O.S.K. Lines Ltd. .................        28,000         379,650
     Mitsui Sumitomo Insurance Co., Ltd. ......        58,000         744,125
     Mitsumi Electric Co., Ltd. ...............        12,100         433,603
     Mizuho Financial Group, Inc. .............            99         683,945
     Mori Seiki ...............................        27,900         865,231
     Nagase & Co., Ltd. .......................         5,000          66,849
     NEC Corp. ................................        86,000         442,738
     NGK Spark Plug Co., Ltd. .................        12,131         210,717
     NHK Spring Co., Ltd. .....................         8,921          85,863
     Nichirei Corp. ...........................         5,000          25,726
     Nikon Corp. ..............................        42,000       1,169,669
     Nintendo Co., Ltd. .......................           467         170,382
     Nippon Building Fund, Inc. ...............            17         235,825
     Nippon Chemi-Con Corp. ...................        35,000         296,775
     Nippon Electric Glass Co., Ltd. ..........         7,500         132,231
     Nippon Express Co., Ltd. .................       411,000       2,336,360
     Nippon Kayaku Co., Ltd. ..................         8,000          63,360
     Nippon Light Metal Co., Ltd. .............        19,000          49,576
     Nippon Meat Packers, Inc. ................         8,000          96,766
     Nippon Mining Holdings, Inc. .............        76,000         727,071
     Nippon Oil Corp. .........................       374,000       3,473,588
     Nippon Paint Co., Ltd. ...................        11,000          56,044
     Nippon Paper Group, Inc. .................            36         119,871
     Nippon Sheet Glass Co. ...................        25,000         114,126
     Nippon Shokubai Co., Ltd. ................         7,000          62,183
     Nippon Soda Co., Ltd. ....................         7,000          27,153

    The accompanying notes are an integral part of the financial statements.

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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     Nippon Steel Corp. .......................       390,000  $    2,743,457
     Nippon Suisan Kaisha, Ltd. ...............        83,700         536,262
     Nippon System Development Co., Ltd. ......        31,100         456,646
     Nippon Telegraph & Telephone Corp. .......           722       3,195,079
     Nippon Yakin Kogyo Co., Ltd. .............        36,500         425,886
     Nipponkoa Insurance Co., Ltd. ............        30,000         270,058
     Nipro Corp. ..............................         3,000          61,771
     Nissan Chemical Industries, Ltd. .........         7,000          82,364
     Nissan Motor Co., Ltd. ...................         9,575         102,509
     Nissay Dowa General Insurance Co., Ltd. ..        13,000          81,079
     Nisshin Seifun Group, Inc. ...............         8,000          79,131
     Nisshin Steel Co., Ltd. ..................       546,000       2,491,600
     Nisshinbo Industries, Inc. ...............         7,000          97,773
     Nissin Kogyo Co., Ltd. ...................        23,500         653,749
     Nitto Boseki Co., Ltd. ...................        99,000         378,607
     Nitto Denko Corp. ........................         6,346         319,860
     Nomura Holdings, Inc. ....................        77,870       1,512,497
     NSK, Ltd. ................................        14,000         144,738
     NTT Data Corp. ...........................           175         830,290
     NTT DoCoMo, Inc. .........................           118         186,629
     Ohbayashi Corp. ..........................        27,000         147,088
     OJI Paper Co., Ltd. ......................        33,000         160,426
     Oki Electric Industry Co., Ltd.* .........        33,000          61,248
     Onward Kashiyama Co., Ltd. ...............         7,000          89,350
     ORIX Corp. ...............................         1,780         469,185
     Pacific Management Corp. .................            31          57,226
     Pioneer Corp. ............................        12,500         170,006
     Point, Inc. ..............................         4,600         273,025
     Promise Co., Ltd. ........................         3,796         117,121
     QP Corp. .................................         5,400          51,885
     Rengo Co., Ltd. ..........................        11,000          54,298
     Resona Holdings, Inc. ....................           354         845,641
     Ricoh Co. Ltd. ...........................        63,131       1,460,622
     Sankyo Co., Ltd. .........................         2,300          96,851
     Sanwa Shutter Corp. ......................        11,000          63,800
     Sanyo Shokai, Ltd. .......................        35,000         301,098
     Sapporo Hokuyo Holdings, Inc. ............            14         154,313
     Seiko Epson Corp. ........................        19,200         555,793
     Seino Transportation Co., Ltd. ...........         7,000          66,260
     Sekisui Chemical Co., Ltd. ...............        20,000         154,571
     Seven And I Holdings Co., Ltd. ...........         3,546         101,364
     Sharp Corp. ..............................         4,666          88,456


  JAPAN -- (CONTINUED)
     Shimachu Co., Ltd. .......................        38,400  $    1,032,536
     Shinko Securities ........................       121,000         624,893
     Shinsei Bank, Ltd. .......................        63,000         254,616
     Sojitz Corp. .............................       265,700       1,187,580
     Sompo Japan Insurance, Inc. ..............       248,000       3,033,219
     Sony Corp. ...............................        12,818         657,971
     Stanley Electric Co., Ltd. ...............        10,499         227,879
     Sumco Corp. ..............................        12,100         606,273
     Sumitomo Bakelite Co., Ltd. ..............         9,000          63,013
     Sumitomo Chemical Co., Ltd. ..............        19,596         131,497
     Sumitomo Corp. ...........................         4,973          90,665
     Sumitomo Electric Industries, Ltd. .......        46,200         687,860
     Sumitomo Forestry Co., Ltd. ..............         6,000          58,050
     Sumitomo Metal Industries, Ltd. ..........        17,962         105,602
     Sumitomo Metal Mining Co., Ltd. ..........        93,000       2,016,120
     Sumitomo Mitsui Financial Group, Inc. ....           197       1,836,514
     Sumitomo Osaka Cement Co., Ltd. ..........        21,000          55,629
     Suzuken Co., Ltd. ........................         4,800         149,939
     Suzuki Motor Corp. .......................        30,973         879,572
     Taihei Kogyo Co., Ltd. ...................        10,000          66,333
     Taisei Corp. .............................       277,000         936,349
     Taisho Pharmaceutical Co., Ltd. ..........         7,000         138,879
     Takata Corp. .............................         2,900         100,949
     Takeda Chemical Industries, Ltd. .........        18,179       1,174,390
     Takefuji Corp. ...........................         3,810         128,123
     Takeuchi Manufacturing Co., Ltd. .........         7,800         359,541
     Teijin, Ltd. .............................        16,000          87,511
     The 77 Bank, Ltd. ........................        14,000          90,860
     The Aichi Bank, Ltd. .....................           500          54,762
     The Awa Bank, Ltd. .......................        10,000          50,740
     The Bank of Kyoto, Ltd. ..................        12,000         143,750
     The Bank of Nagoya, Ltd. .................         9,000          58,842
     The Bank of Yokohama, Ltd. ...............         2,000          14,008
     The Chugoku Bank, Ltd. ...................         9,000         125,122
     The Daishi Bank, Ltd. ....................        12,000          52,275
     The Fuji Fire & Marine Insurance Co., Ltd.        16,000          63,949
     The Gunma Bank, Ltd. .....................        16,000         107,557
     The Hachijuni Bank, Ltd. .................        17,000         119,731
     The Higo Bank, Ltd. ......................         8,000          55,150
     The Hokkoku Bank, Ltd. ...................        14,000          62,298
     The Hyakugo Bank, Ltd. ...................         8,000          54,259
     The Hyakujushi Bank, Ltd. ................        10,000          55,707


    The accompanying notes are an integral part of the financial statements.

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   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     The Iyo Bank, Ltd. .......................        11,000  $      104,683
     The Joyo Bank, Ltd. ......................        28,000         173,984
     The Juroku Bank, Ltd. ....................        12,000          76,198
     The Kagoshima Bank, Ltd. .................         7,000          52,891
     The Keiyo Bank, Ltd. .....................        10,000          58,264
     The Musashino Bank, Ltd. .................         1,200          58,345
     The Nanto Bank, Ltd. .....................        12,000          62,335
     The Nishi-Nippon City Bank, Ltd. .........       118,000         431,795
     The Ogaki Kyoritsu Bank, Ltd. ............        12,000          60,247
     The San-In Godo Bank, Ltd. ...............         5,000          47,807
     The Shiga Bank, Ltd. .....................         8,000          54,810
     The Shizuoka Bank, Ltd. ..................        25,000         253,667
     The Sumitomo Trust and Banking Co., Ltd. .         1,000           9,525
     The Sumitomo Warehouse Co., Ltd. .........         9,000          62,080
     The Suruga Bank, Ltd. ....................        42,000         529,307
     The Yamanashi Chuo Bank, Ltd. ............         8,000          51,372
     TIS, Inc. ................................         1,500          34,450
     Toda Corp. ...............................        11,000          58,483
     Toho Pharmaceutical Co., Ltd. ............        21,100         353,512
     Tokai Rika Co., Ltd. .....................        19,200         524,686
     Tokyo Electric Power Co., Inc. ...........       119,800       3,853,596
     Tokyo Steel Manufacturing Co., Ltd. ......         4,500          70,471
     Tokyu Land Corp. .........................        28,000         297,727
     Toppan Forms Co., Ltd. ...................         4,300          51,874
     Toppan Printing Co., Ltd. ................        32,000         343,863
     Toray Industries, Inc. ...................        14,000         103,452
     Toshiba TEC Corp. ........................         9,000          53,397
     Tosoh Corp. ..............................        96,000         532,497
     Tostem Inax Holding Corp. ................        16,285         330,163
     Toyo Seikan Kaisha, Ltd. .................         6,900         133,378
     Toyo Suisan Kaisha, Ltd. .................        20,000         360,743
     Toyota Auto Body Co., Ltd. ...............         3,600          59,684
     Toyota Boshoku Corp. .....................        45,400       1,147,421
     Toyota Motor Corp. .......................        18,612       1,173,792
     TV Asahi Corp. ...........................            32          65,211
     Ube Industries, Ltd. .....................        99,000         304,759
     UNY Co., Ltd. ............................         8,000          94,830
     Urban Corp. ..............................        20,600         374,175
     Wacoal Holdings Corp. ....................         5,000          61,650
     West Japan Railway Co. ...................             3          13,969
     Yamada Denki Co., Ltd. ...................         5,244         547,669


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  JAPAN -- (CONTINUED)
     Yamaha Corp. .............................         7,500  $      155,858
     Yamaha Motor Co., Ltd. ...................         5,101         148,007
     Yamato Kogyo Co., Ltd. ...................         4,700         186,246
     Yamato Transport Co., Ltd. ...............         2,560          36,188
     Yamazaki Baking Co., Ltd. ................         6,000          51,224
     Yokogawa Electric ........................         9,901         132,724
                                                               --------------
    TOTAL JAPAN .............................................     138,587,404
                                                               --------------
  KOREA -- 0.5%
     Daegu Bank ...............................        13,700         239,611
     GS Engineering & Construction Corp. ......         4,100         489,799
     Hite Brewery Co., Ltd. ...................         3,000         389,428
     Honam Petrochemical Corp. ................         3,900         389,146
     Hyundai Mipo Dockyard Co., Ltd. ..........         4,000       1,111,460
     Hyundai Motor Co., Ltd. ..................         2,913         229,854
     Jusung Engineering Co., Ltd.* ............        27,300         535,015
     Korea Zinc Co., Ltd. .....................         4,600         780,885
     NHN Corp. ................................           523          95,198
     Pusan Bank ...............................        21,300         307,139
     Samsung Electronics Co., Ltd. ............         1,787       1,092,487
                                                               --------------
    TOTAL KOREA .............................................       5,660,022
                                                               --------------
  LUXEMBOURG -- 0.1%
     Millicom International Cellular SA* ......        10,196         934,361
                                                               --------------
    TOTAL LUXEMBOURG ........................................         934,361
                                                               --------------
  MEXICO -- 0.5%
     America Movil SAB de CV ..................       538,400       1,666,506
     Consorcio ARA, SA de CV ..................        24,564          39,563
     Controladora Comercial Mexicana S.A. de C.V.      57,610         148,244
     Corporacion Moctezuma, S.A.B. de C.V. ....       129,825         415,185
     Desarrolladora Homex, ADR* ...............         2,666         161,533
     Fomento Economico Mexicano SA de CV, ADR .        12,492         491,186
     Grupo Financiero Banorte SA de CV ........       187,583         860,866
     Grupo Mexico SAB de CV ...................        51,100         311,987
     Grupo Televisa SA, ADR ...................        12,694         350,481
     Telefonos de Mexico SA de CV .............       507,900         963,757

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  MEXICO -- (CONTINUED)
     Urbi, Desarrollos Urbanos SA de CV* ......       107,005  $      489,092
                                                               --------------
    TOTAL MEXICO ............................................       5,898,400
                                                               --------------
  NETHERLANDS -- 6.1%
     Aalberts Industries NV ...................        26,400         723,185
     ABN AMRO Holding NV ......................        37,685       1,727,945
     Aegon NV .................................        60,392       1,188,636
     Arecelor Mittal ..........................        60,608       3,785,134
     ASM International NV* ....................        13,400         358,435
     ASML Holding NV ..........................        40,797       1,120,912
     Endemol NV ...............................         5,803         189,693
     Fortis Group .............................       122,581       5,200,398
     Fugro NV .................................        11,800         747,554
     Heineken Holding NV ......................         4,565         236,045
     Heineken NV ..............................        62,085       3,639,533
     Hunter Douglas NV ........................         2,475         233,141
     Imtech NV ................................         4,400         380,903
     ING Groep NVADR ..........................        56,375       2,478,809
     ING Groep NV .............................       165,236       7,272,667
     KKR Private Equity Investors LP ..........        77,175       1,734,655
     Koninklijke KPN NV .......................        52,468         870,486
     Koninklijke Philips Electronics NV .......       107,425       4,552,344
     Koninklijke Ahold NV .....................        95,321       1,195,601
     Koninklijke DSM NV .......................         5,757         283,534
     Koninklijke Vopak NV .....................         3,360         190,561
     Koninklijke Wessanen NV ..................        20,000         332,215
     ProLogis European Properties .............        12,319         215,734
     Randstad Holdings NV .....................         4,300         340,340
     Rodamco Europe NV ........................           910         121,013
     Royal Dutch Shell PLC ....................       384,957      15,667,087
     Royal Numico NV ..........................        19,652       1,021,228
     SBM Offshore NV ..........................        11,700         446,238
     Sligro Food Group NV .....................        11,000         456,275
     SNS Reaal ................................        15,100         340,980
     TNT NV ...................................        49,987       2,257,003
     TomTom NV ................................         8,800         448,762
     Unilever NV ..............................       232,835       7,225,760
     USG PEOPLE NV ............................         8,900         417,583
     Wereldhave NV ............................         4,824         671,991
     Wolters Kluwer NV ........................        13,200         402,536
                                                               --------------
    TOTAL NETHERLANDS .......................................      68,474,916
                                                               --------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  NEW ZEALAND -- 0.1%
     Auckland International Airport Ltd. ......        89,329  $      225,710
     Fletcher Building, Ltd. ..................         8,877          84,549
     Telecom Corp. of New Zealand Ltd. ........        66,668         233,844
     The Warehouse Group, Ltd. ................       109,841         513,841
                                                               --------------
    TOTAL NEW ZEALAND .......................................       1,057,944
                                                               --------------
  NORWAY -- 0.9%
     Aker Yards ASA ...........................        24,800         430,142
     Cermaq ASA ...............................         6,000         104,161
     DNB NOR ASA ..............................        35,997         463,018
     Ementor ASA ..............................        65,800         609,729
     Norsk Hydro ASA ..........................        47,429       1,819,157
     Orkla ASA ................................       173,074       3,263,290
     Pan Fish ASA .............................        49,971          53,959
     Petroleum Geo-Services ASA ...............        11,350         283,416
     Statoil ASA ..............................         9,132         283,327
     Storebrand ASA ...........................         8,371         129,669
     Tandberg ASA .............................        44,865       1,000,940
     Telenor ASA ..............................        31,278         611,387
     TGS Nopec Geophysical Co. ................        22,800         466,497
     Yara International ASA ...................         5,550         166,423
                                                               --------------
    TOTAL NORWAY ............................................       9,685,115
                                                               --------------
  PHILIPPINES -- 0.0%
     Ayala Corp. - Class A ....................        15,770         185,955
     Ayala Land Inc. ..........................       574,704         217,403
                                                               --------------
    TOTAL PHILIPPINES .......................................         403,358
                                                               --------------
  POLAND -- 1.0%
     Bank Handlowy w Warszawie SA .............        31,163       1,393,359
     Bank Millennium SA .......................        13,484          62,184
     Bank Pekao SA ............................        22,978       2,117,165
     Bank Przemyslowo-Handlowy PBK SA .........         3,050       1,029,695
     Bank Zachodni WBK SA .....................        15,603       1,612,165
     BRE Bank SA* .............................         1,737         336,078
     Budimex SA* ..............................        11,491         513,381
     Cersanit-Krasnystaw SA* ..................        25,608         413,194
     Polish Oil & Gas Co. .....................       150,856         273,794
     Powszechna Kasa Oszczednosci Bank
      Polski SA ...............................       120,172       2,360,265

    The accompanying notes are an integral part of the financial statements.

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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  POLAND  -- (CONTINUED)
     Telekomunikacja Polska SA ................       101,725  $      885,719
                                                               --------------
    TOTAL POLAND ............................................      10,996,999
                                                               --------------
  PORTUGAL -- 0.3%
     Banco BPI SA .............................        44,000         391,337
     Banco Espirito Santo SA ..................        50,850       1,133,715
     Energias De Portugal SA ..................        28,538         157,805
     Jeronimo Martins SGPS SA .................       221,099       1,306,536
                                                               --------------
    TOTAL PORTUGAL ..........................................       2,989,393
                                                               --------------
  ROMANIA -- 0.2%
     Romanian Development Bank ................       104,680       1,272,114
     SIF 1 Banat-Crisana Arad .................        60,000         100,947
     SIF 2 Moldova Bacau ......................        65,000         104,524
     SIF 3 Transilvania Brasov* ...............        98,000         126,435
     SIF 4 Muntenia Bucuresti .................        90,500         111,673
     SIF 5 Oltenia Craiova ....................        57,500         107,537
     SNP Petrom SA ............................       177,034          40,674
     Socep Constanta* .........................       815,000          93,309
                                                               --------------
    TOTAL ROMANIA ...........................................       1,957,213
                                                               --------------
  RUSSIA -- 1.7%
     CTC Media, Inc.* .........................        18,958         514,520
     Gazprom, ADR .............................        22,037         922,248
     LUKOIL, ADR ..............................         4,677         358,726
     LUKOIL, GDR ..............................        42,493       3,237,967
     Mining and Metallurgical Co., Norilsk
      Nickel, ADR .............................         6,140       1,283,260
     Mobile Telesystems OJSC ..................        68,500       4,149,045
     NovaTek OAO ..............................        77,767         396,223
     OAO Rosneft Oil Company GDR ..............       171,581       1,365,785
     OJSC Evrocement Group-BRD ................             7         103,250
     OJSC TNK-BP Holding ......................       107,870         236,235
     Open Investments .........................           711         177,217
     Polyus Gold ADR ..........................        10,357         439,137
     RAO Unified Energy System ................        14,268       1,929,747
     Sberbank RF ..............................           597       2,322,330
     Sistema JSFC .............................         4,300         121,322
     Uralkaliy ................................        36,156         103,045
     Uralsvyazinform, ADR .....................        23,453         285,657
     VTB Bank OJSC* ...........................        59,997         658,767


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  RUSSIA -- (CONTINUED)
     Wimm-Bill-Dann Foods OJSC ADR ............         3,051  $      317,334
                                                               --------------
    TOTAL RUSSIA ............................................      18,921,815
                                                               --------------
  SINGAPORE -- 0.5%
     Allgreen Properties, Ltd. ................       234,500         320,922
     Chartered Semiconductor Manufacturing, Ltd.*       5,208          45,674
     Creative Technology, Ltd. ................        19,950         100,597
     Cycle & Carriage, Ltd. ...................        28,123         288,988
     DBS Group Holdings, Ltd. .................        20,000         297,991
     Fraser & Neave, Ltd. .....................         4,000          14,258
     Keppel Corp., Ltd. .......................        51,000         417,208
     Neptune Orient Lines, Ltd. ...............        89,000         308,516
     Oversea-Chinese Banking Corp., Ltd. ......         4,000          23,912
     Singapore Airlines, Ltd. .................        83,000       1,019,990
     Singapore Telecommunications, Ltd. .......       131,740         292,993
     Suntec Real Estate Investment Trust ......       115,000         146,027
     United Industrial Corp., Ltd. ............        30,000          68,639
     United Overseas Bank, Ltd. ...............        37,000         531,895
     United Overseas Land, Ltd. ...............        23,000          87,450
     United Test & Assembly Center, Ltd. ......       568,000         430,886
     Want Want Holdings, Ltd. .................         2,000           4,606
     Wing Tai Holdings, Ltd. ..................       314,000         817,826
                                                               --------------
    TOTAL SINGAPORE .........................................       5,218,378
                                                               --------------
  SPAIN -- 2.4%
     Abengoa SA ...............................         8,600         351,945
     Banco Bilbao Vizcaya Argentaria SA .......       138,387       3,384,241
     Banco Espanol De Credito SA ..............         5,187         117,238
     Banco Pastor SA ..........................        11,900         242,489
     Banco Sabadell SA ........................        47,100         516,761
     Banco Santander Central Hispano SA ADR ...       208,300       3,828,554
     Banco Santander Central Hispano SA .......        26,896         494,402
     Bankinter SA .............................         5,400         483,067
     Bolsas y Mercados Espanoles ..............         8,800         513,662
     Cementos Portland Valderrivas SA .........           587          73,127
     Corporacion Mapfre SA ....................        91,486         452,678

    The accompanying notes are an integral part of the financial statements.

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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  SPAIN  -- (CONTINUED)
     Fomento de Construcciones y Contratas SA .         5,200  $      467,834
     Gamesa Corporacion Tecnologia SA .........         4,818         174,296
     Gas Natural SDG SA .......................        32,566       1,978,563
     Iberia Lineas Aereas de Espana SA ........       115,717         575,944
     Industria de Diseno Textil SA ............         9,334         549,391
     Obrascon Huarte Lain SA ..................         6,800         305,771
     Omega Pharma SA ..........................         4,100         354,930
     Repsol YPF SA ADR ........................         7,495         290,056
     Repsol YPF SA ............................       249,556       9,879,560
     Sol Melia, SA ............................        13,500         299,787
     Telefonica SA ............................        42,353         942,527
     Union Fenosa SA ..........................         6,700         357,701
     Viscofan S.A. ............................        13,900         320,953
                                                               --------------
    TOTAL SPAIN .............................................      26,955,477
                                                               --------------
  SWEDEN -- 2.2%
     Alfa Laval AB ............................         8,600         518,152
     Electrolux AB ............................       100,200       2,372,420
     Ericsson LM - Class B ....................        75,685         301,899
     ForeningsSparbanken AB ...................        55,775       2,014,899
     Getinge AB - Class B .....................        25,835         556,583
     Hennes & Mauritz AB  - Class B ...........         9,443         558,327
     Holmen AB ................................         2,300          97,161
     JM AB ....................................         4,696         142,075
     Modern Times - Class B ...................        11,691         753,512
     NCC AB ...................................        17,200         463,448
     Nordea AB ................................       247,046       3,858,585
     OMX AB ...................................        11,328         337,378
     Oriflame Cosmetics SA ....................         7,400         347,377
     SAS AB ...................................         2,000          45,996
     Skandinaviska Enskilda Banken AB .........       122,773       3,952,879
     Skanska AB - Class B .....................        35,937         769,539
     Svenska Cellulosa AB .....................        25,345         423,843
     Svenska Handelsbanken AB - Class A .......        39,900       1,115,742
     Tele2 AB .................................        14,450         235,703
     TeliaSonera AB ...........................       554,800       4,070,086
     Trelleborg AB ............................        20,600         566,877


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  SWEDEN  -- (CONTINUED)
     Volvo AB - Class A .......................        12,750  $      261,142
     Volvo AB - Class B .......................        39,450         784,364
                                                               --------------
    TOTAL SWEDEN ............................................      24,547,987
                                                               --------------
  SWITZERLAND -- 5.3%
     Actelion, Ltd. ...........................        28,090       1,251,046
     Adecco SA ................................         4,056         313,781
     Baloise Holding, Ltd. ....................         2,374         234,159
     Barry Callebaut AG .......................           830         628,296
     BKW FMB Energie AG .......................         1,100         115,709
     Compagnie Financiere Richemont AG ........        38,723       2,314,523
     Credit Suisse Group ADR ..................        27,574       1,956,651
     Credit Suisse Group ......................        46,383       3,292,779
     Galenica Holding AG ......................           970         355,609
     Geberit AG ...............................         2,310         393,595
     Georg Fischer AG .........................           888         670,145
     Givaudan SA ..............................           230         226,804
     Holcim, Ltd. - Class B ...................        37,047       4,000,988
     Kudelski SA ..............................        16,235         567,683
     Nestle SA ................................        18,953       7,201,639
     Novartis AG ..............................        38,597       2,166,858
     PSP Swiss Property AG ....................         1,268          71,052
     Rieter Holdings AG .......................         1,020         533,187
     Roche Holding AG - Genusschein ...........        29,205       5,174,734
     SGS Societe Generale de Surveillance
      Holding SA ..............................           429         507,278
     Sika AG ..................................           297         603,930
     Swatch Group AG ..........................         8,617       2,447,825
     Swiss Life Holding .......................         1,450         382,289
     Swiss Re .................................        15,181       1,384,509
     Syngenta AG ..............................         1,317         256,750
     UBS AG ...................................        92,061       5,505,645
     Vontobel Holding AG ......................         5,500         314,981
     Zurich Financial Services AG .............        55,110      17,036,177
                                                               --------------
    TOTAL SWITZERLAND .......................................      59,908,622
                                                               --------------
  TAIWAN -- 0.0%
     United Microelectronics Corp.ADR* ........       133,500         456,570
                                                               --------------
    TOTAL TAIWAN ............................................         456,570
                                                               --------------


    The accompanying notes are an integral part of the financial statements.

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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  THAILAND -- 0.0%
     Kasikornbank Public Co., Ltd. ............        32,400  $       69,379
     Thai Oil Public Co. Ltd. .................        73,900         151,075
                                                               --------------
    TOTAL THAILAND ..........................................         220,454
                                                               --------------
  TURKEY -- 0.5%
     Akbank TAS ...............................        89,130         492,252
     Anadolu Efes Biracilik ve Malt Sanayii
      AS ADR ..................................             1               8
     Dogan Sirketler Grubu Holding AS .........       727,877       1,448,850
     Goldas Kuyumculuk Sanayi AS ..............        80,595         100,476
     Haci Omer Sabinci Holding AS .............        87,558         432,582
     Koc Holding AS ...........................            --              --
     Petrol Ofisi AS ..........................        14,784          60,910
     Tupras-Turkiye Petrol Rafine .............        13,719         326,221
     Turk Hava Yollari Anonim Ortakligi .......        38,937         284,322
     Turkcell Iletisim Hizmetleri AS ..........        73,900         490,024
     Turkiye Garanti Bankasi AS ...............       134,438         743,641
     Turkiye Is Bankasi .......................       161,378         749,860
     Turkiye Vakiflar Bankasi TAO .............       104,951         267,774
                                                               --------------
    TOTAL TURKEY ............................................       5,396,920
                                                               --------------
  UKRAINE -- 0.2%
     UKRNAFTA ADR .............................         1,513         868,319
     UkrTelecom ...............................       142,175       1,581,753
                                                               --------------
    TOTAL UKRAINE ...........................................       2,450,072
                                                               --------------
  UNITED KINGDOM -- 14.7%
     3I GROUP .................................       175,852       4,093,415
     Admiral Group PLC ........................        11,400         202,258
     Aegis Group PLC ..........................       186,189         510,280
     AMEC PLC .................................        13,162         154,228
     Amlin PLC ................................        95,818         537,173
     Amvescap PLC .............................        41,216         531,071
     Anglo American PLC .......................        30,764       1,806,210
     Antofagasta Holdings .....................       397,735       4,874,631
     Arriva PLC ...............................        10,771         147,928
     Ashtead Group PLC ........................       110,138         334,334
     Associated British Foods PLC .............        19,503         346,155
     AstraZeneca PLC ..........................        90,878       4,870,231
     Aviva PLC ................................       166,512       2,471,825
     BAE Systems PLC ..........................        32,254         260,273
     Barclays PLC .............................        63,647       3,550,866


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  UNITED KINGDOM  -- (CONTINUED)
     Barratt Developments PLC .................        28,500  $      564,934
     Bellway PLC ..............................         9,500         239,166
     BHP Billiton PLC .........................       309,438       8,595,831
     BP PLC ...................................        23,593         283,878
     BP PLC ADR ...............................         4,664         336,461
     BPP Holdings PLC .........................        22,800         261,890
     British Airways PLC ......................       664,945       5,561,514
     Britvic PLC ..............................        41,000         316,761
     BT Group PLC .............................        63,561         423,033
     Burberry Group PLC .......................        31,825         435,932
     Burren Energy PLC ........................        37,800         616,305
     Carnival PLC .............................        11,668         557,634
     Catlin Group, Ltd. .......................        18,008         172,335
     Cattles PLC ..............................        53,800         421,351
     Centrica PLC .............................       122,409         951,030
     Charter PLC ..............................        35,100         774,520
     Chemring Group PLC .......................        13,900         546,626
     Close Brothers Group PLC .................        28,100         482,702
     Compass Group PLC ........................       405,879       2,802,608
     Cookson Group PLC ........................       131,291       1,859,465
     Croda International PLC ..................        49,600         630,032
     Daily Mail and General Trust .............       214,078       3,273,744
     Dairy Crest Group ........................        30,600         416,322
     Diageo PLC ...............................       126,161       2,622,245
     Drax Group PLC ...........................        47,629         691,149
     DS Smith PLC .............................       121,500         562,014
     Enterprise Inns PLC ......................        61,780         851,250
     FirstGroup PLC ...........................        38,521         511,697
     G4S PLC ..................................        37,760         159,222
     Galiform PLC .............................        26,995          73,491
     GlaxoSmithKline PLC ......................        56,156       1,462,864
     Go-Ahead Group PLC .......................         2,937         153,720
     Greene King PLC ..........................         7,858         152,603
     HBOS PLC .................................       154,000       3,029,075
     Home Retail Group ........................       226,874       2,080,265
     HSBC Holdings PLC ........................        43,283       3,972,081
     IMI PLC ..................................        51,199         606,437
     Imperial Tobacco Group PLC ...............        15,010         692,050
     Inchcape PLC .............................        95,657         953,902
     Informa PLC ..............................        56,200         626,265
     International Power PLC ..................       103,900         893,092
     Interserve PLC ...........................        36,600         348,232
     Intertek Group PLC .......................        22,701         445,504
     ITV PLC ..................................       212,910         485,914

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
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================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  UNITED KINGDOM  -- (CONTINUED)
     John Wood Group PLC ......................        89,700  $      605,222
     Kazakhmys PLC ............................        87,076       2,192,253
     Kelda Group PLC ..........................        27,384         516,096
     Kelda Group PLC - Class B ................        35,600         139,761
     Kier Group PLC ...........................         9,900         406,379
     Kingfisher PLC ...........................       157,189         711,983
     Legal & General Group PLC ................       357,310       1,071,952
     Marks & Spencer Group PLC ................       163,765       2,056,744
     McBride PLC ..............................       104,700         461,617
     Michael Page International PLC ...........        71,200         748,024
     Millennium & Copthorne Hotels PLC ........         7,687          98,614
     Morgan Crucible Co. PLC ..................        55,400         320,893
     Morgan Sindall PLC .......................        12,100         365,399
     N Brown Group PLC ........................        48,585         295,691
     National Express Group PLC ...............         5,532         117,763
     Next Group PLC ...........................       142,503       5,721,102
     Pearson PLC ..............................        34,583         582,378
     Persimmon PLC ............................        77,224       1,785,759
     Peter Hambro Mining PLC ..................        13,818         246,184
     Petrofac Ltd. ............................        59,600         533,223
     Premier Oil PLC ..........................        12,200         272,132
     Prudential PLC ...........................        28,238         401,948
     Punch Taverns PLC ........................        13,977         342,903
     Qinetiq PLC ..............................        58,123         215,417
     Reckitt Benckiser PLC ....................        39,352       2,154,347
     Regus Group ..............................       131,900         355,537
     Rentokil Initial PLC .....................        50,909         163,397
     Restaurant Group PLC .....................        50,000         329,833
     Rio Tinto PLC ............................        20,163       1,542,547
     Rolls-Royce Group PLC ....................        68,500         737,574
     Rolls-Royce Group PLC - Class B ..........    16,002,647          32,778
     Royal & Sun Alliance Insurance Group PLC .       927,236       2,697,559
     Royal Bank of Scotland Group PLC .........     1,218,096      15,413,161
     Royal Dutch Shell PLC ....................        73,461       6,122,974
     Royal Dutch Shell PLC - Class B ..........        85,580       3,567,489
     SABMiller PLC ............................         8,053         203,888
     Savills PLC ..............................        43,800         516,773


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  UNITED KINGDOM  -- (CONTINUED)
     Scottish & Newcastle PLC .................        72,617  $      930,872
     Scottish & Southern Energy PLC ...........        30,818         893,545
     Signet Group PLC .........................       123,204         257,033
     Smith & Nephew PLC .......................       166,610       2,064,298
     Smiths Group PLC .........................         7,657          53,048
     Smiths Group PLC - Class B ...............         5,104         121,045
     Speedy Hire PLC ..........................        13,700         325,600
     Stagecoach Group PLC .....................        34,643         126,144
     Sthree PLC ...............................        36,500         343,512
     Tate & Lyle PLC ..........................         8,964         101,726
     Taylor Wimpey PLC ........................        30,619         220,431
     Tesco PLC ................................       255,254       2,135,633
     The Berkeley Group Holdings PLC ..........           813          28,862
     The Davis Service Group PLC ..............         3,671          45,697
     Tomkins PLC ..............................        11,196         232,541
     Travis Perkins PLC .......................         2,696         102,327
     Trinity Mirror PLC .......................        19,787         208,594
     Unilever PLC ADR .........................        76,619       2,471,729
     Unilever PLC .............................       164,125       5,299,572
     Vodafone Group PLC .......................     1,363,272       4,568,067
     Vodafone Group PLC ADR ...................       333,116      11,202,691
     William Hill PLC .........................        38,657         474,415
     Wm Morrison Supermarkets PLC .............       124,596         752,513
     Wolseley PLC .............................         7,147         171,526
     WPP Group PLC ............................        50,291         752,176
                                                               --------------
    TOTAL UNITED KINGDOM ....................................     164,518,915
                                                               --------------
    TOTAL COMMON STOCK
     (COST $ 785,733,797) ...................................     961,751,393
                                                               --------------
EXCHANGE-TRADED FUNDS -- 12.2%
     iShares MSCI Emerging Markets Index Fund .       556,094      73,209,775
     Lyxor ETF CAC 40 .........................        72,767       6,109,139
     Vanguard Emerging Markets Fund ...........       627,010      57,239,743
                                                               --------------
    TOTAL EXCHANGE-TRADED FUNDS
     (COST $114,172,958) ....................................     136,558,657
                                                               --------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
PREFERRED STOCK -- 0.5%
  BRAZIL -- 0.0%
     Cia Vale do Rio Doce, 1.62% ..............         3,734  $      139,662
                                                               --------------
    TOTAL BRAZIL ............................................         139,662
                                                               --------------
  GERMANY -- 0.4%
     Fresenius AG, 1.01% ......................         9,900         754,005
     Porsche AG, 0.68% ........................         1,283       2,288,235
     ProSiebenSat.1 Media AG, 6.55% ...........        22,994         909,136
     Volkswagen AG, 1.57% .....................         1,169         121,889
                                                               --------------
    TOTAL GERMANY ...........................................       4,073,265
                                                               --------------
  RUSSIA -- 0.1%
     Sibacadembank OJSC, 1.86% ................       445,856       1,016,552
     Silvinit* ................................           498         106,074
     Surgutneftgaz ADR, 1.84% .................         3,751         204,804
                                                               --------------
    TOTAL RUSSIA ............................................       1,327,430
                                                               --------------
    TOTAL PREFERRED STOCK
     (COST $4,088,412) ......................................       5,540,357
                                                               --------------

RIGHTS -- 0.0%
  BELGIUM -- 0.0%
     Groupe Bruxelles Lambert SA* .............         2,142           2,000
                                                               --------------
    TOTAL BELGIUM ...........................................           2,000
                                                               --------------
  HONG KONG -- 0.0%
     New World* ...............................           505              --
                                                               --------------
    TOTAL HONG KONG .........................................              --
                                                               --------------
  ITALY -- 0.0%
     Unipol SpA* ..............................        18,789              --
                                                               --------------
    TOTAL ITALY .............................................              --
                                                               --------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------  --------------
  TURKEY -- 0.0%
     KOC Holding AS*(1) .......................            --  $           --
                                                               --------------
    TOTAL TURKEY ............................................              --
                                                               --------------
    TOTAL RIGHTS
     (COST $0) ..............................................           2,000
                                                               --------------
WARRANTS -- 0.2%
  INDIA
     Citigroup Global Markets Warrants -
      Canara Bank .............................        55,605         369,968
     Citigroup Global Markets  Warrants -
      Banking Exchange Fund ...................       153,082       2,574,839
                                                               --------------
    TOTAL WARRANTS
     (COST $2,150,947) ......................................       2,944,807
                                                               --------------
SHORT-TERM INVESTMENTS -- 1.3%
     BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series ........     7,561,096       7,561,096
     BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series ........     7,561,095       7,561,095
                                                               --------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $15,122,191) .....................................      15,122,191
                                                               --------------
   TOTAL INVESTMENTS -- 100.0%
     (COST $921,268,305)+ ...................................  $1,121,919,405
                                                               ==============



---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $930,773,789. At June 30, 2007, net unrealized appreciation was $191,145,616. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $204,762,861, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,617,245.
(1)  Less than 1 share held.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
PLC -- Public Limited Company


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER REAL ASSET FUND
-----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                  -----------   ------------
COMMON STOCK -- 4.0%
  FINANCIALS -- 1.8%
     Colonial Properties Trust ................        36,500   $  1,330,425
     Digital Realty Trust, Inc. ...............        12,300        463,464
     HRPT Properties Trust ....................        88,000        915,200
     Maguire Properties, Inc. .................        47,800      1,640,974
     MI Developments, Inc. - Class A ..........        37,200      1,355,568
     UDR, Inc. ................................       101,900      2,679,970
     Weingarten Realty, Inc. ..................        32,800      1,348,080
                                                                ------------
    TOTAL FINANCIALS ........................................      9,733,681
                                                                ------------
  INDUSTRIAL/OFFICE -- 1.0%
     Brookfield Properties Corp. ..............       163,950      3,985,624
     Florida East Coast Industries, Inc. ......        13,500      1,120,230
     Magna Entertainment Corp. - Class A* .....       169,000        493,480
                                                                ------------
    TOTAL INDUSTRIAL/OFFICE .................................      5,599,334
                                                                ------------
  LODGING/RESORTS -- 1.2%
     Gaylord Entertainment Co. - Class A* .....        15,000        804,600
     Hilton Hotels Corp. ......................        99,700      3,336,959
     Morgans Hotel Group* .....................        46,200      1,126,356
     Starwood Hotels & Resorts Worldwide,
      Inc. ....................................        20,800      1,395,056
                                                                ------------
    TOTAL LODGING/RESORTS ...................................      6,662,971
                                                                ------------
    TOTAL COMMON STOCK
     (COST $21,325,855) .....................................     21,995,986
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 20.2%
  DIVERSIFIED/OTHER -- 1.8%
     Annaly Mortgage Management, Inc. .........        80,000      1,153,600
     iStar Financial, Inc. ....................        49,639      2,200,497
     Plum Creek Timber Co., Inc. ..............        26,000      1,083,160
     Spirit Finance Corp. .....................        26,200        381,472
     Vornado Realty Trust .....................        31,000      3,405,040
     Washington Real Estate Investment Trust ..        45,200      1,536,800
                                                                ------------
    TOTAL DIVERSIFIED/OTHER .................................      9,760,569
                                                                ------------
  HEALTH CARE -- 0.9%
     Health Care Property Investors, Inc. .....        15,400        445,522
     Healthcare Realty Trust, Inc. ............        91,400      2,539,092


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                  -----------   ------------
  HEALTH CARE  -- (CONTINUED)
    Nationwide Health Properties, Inc. ........        52,600   $  1,430,720
     Omega Healthcare Investors, Inc. .........        43,800        693,354
                                                                ------------
    TOTAL HEALTH CARE .......................................      5,108,688
                                                                ------------
  INDUSTRIAL/OFFICE -- 5.7%
     Alled Properties Real Estate(1) ..........        93,000      1,881,389
     AMB Property Corp. .......................        36,000      1,915,920
     BioMed Realty Trust, Inc. ................        84,800      2,130,176
     Boston Properties, Inc. ..................        46,800      4,779,684
     Brandywine Realty Trust ..................        47,000      1,343,260
     Corporate Office Properties Trust ........        20,000        820,200
     DCT Industrial Trust, Inc. ...............       231,700      2,493,092
     Duke Realty Corp. ........................        39,000      1,391,130
     First Potomac Realty Trust ...............        22,700        528,683
     Highwoods Properties, Inc. ...............        34,900      1,308,750
     Kilroy Realty Corp. ......................        20,000      1,416,800
     Liberty Property Trust ...................        96,900      4,256,817
     Mack-Cali Realty Corp. ...................        41,100      1,787,439
     Mission West Properties, Inc. ............       106,000      1,477,640
     ProLogis .................................        50,100      2,850,690
     PS Business Parks, Inc. ..................        15,000        950,550
                                                                ------------
    TOTAL INDUSTRIAL/OFFICE .................................     31,332,220
                                                                ------------
  LODGING/RESORTS -- 0.9%
     Ashford Hospitality Trust ................        48,700        572,712
     Equity Lifestyle Properties, Inc. ........        25,500      1,330,845
     Hospitality Properties Trust .............         8,200        340,218
     Host Marriott Corp. ......................       119,400      2,760,528
                                                                ------------
    TOTAL LODGING/RESORTS ...................................      5,004,303
                                                                ------------
  RESIDENTIAL -- 4.1%
     American Campus Communities, Inc. ........        44,800      1,267,392
     Apartment Investment & Management Co. -
      Class A .................................        56,300      2,838,646
     Archstone-Smith Trust ....................        53,600      3,168,296
     Avalon Bay Communities, Inc. .............        25,000      2,972,000
     Camden Property Trust ....................        56,200      3,763,714
     Canadian Apartments(1) ...................        92,100      1,689,401
     Equity Residential .......................        96,000      4,380,480
     Home Properties, Inc. ....................         6,500        337,545
     Post Properties, Inc. ....................        29,800      1,553,474
     Sun Communities, Inc. ....................        28,600        851,422
                                                                ------------
    TOTAL RESIDENTIAL .......................................     22,822,370
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER REAL ASSET FUND
-----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                  -----------   ------------
  RETAIL -- 6.0%
     Acadia Realty Trust ......................        22,900   $    594,255
     Cedar Shopping Centers, Inc. .............        31,000        444,850
     Developers Diversified Realty Corp. ......        55,000      2,899,050
     Federal Realty Investment Trust ..........        28,000      2,163,280
     General Growth Properties, Inc. ..........        31,900      1,689,105
     Kimco Realty Corp. .......................        29,200      1,111,644
     Kite Realty Group Trust ..................        96,900      1,843,038
     Pennsylvania Real Estate Investment
      Trust ...................................        40,800      1,808,664
     Primaris Retail Real Estate Investment
      Trust(1) ................................       104,600      1,913,780
     Ramco-Gershenson Properties Trust ........        52,000      1,868,360
     Realty Income Corp. ......................        21,000        528,990
     Regency Centers Corp. ....................        33,000      2,326,500
     Simon Property Group, Inc. ...............        73,800      6,866,352
     Tanger Factory Outlet Centers, Inc. ......        21,300        797,685
     Taubman Centers, Inc. ....................        50,900      2,525,149
     The Macerich Co. .........................        31,500      2,596,230
     Urstadt Biddle Properties ................        16,800        299,880
     Urstadt Biddle Properties - Class A ......        60,900      1,035,909
                                                                ------------
    TOTAL RETAIL ............................................     33,312,721
                                                                ------------
  SELF STORAGE -- 0.8%
     Extra Space Storage, Inc. ................        65,000      1,072,500
     Public Storage, Inc. .....................        40,500      3,111,210
                                                                ------------
    TOTAL SELF STORAGE ......................................      4,183,710
                                                                ------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS
     (COST $103,743,629) ....................................    111,524,581
                                                                ------------
PREFERRED STOCK -- 0.0%
  FINANCIALS -- 0.0%
     Winston Hotels, Inc. - Series B, 8.000% ..         8,921        226,326
                                                                ------------
    TOTAL PREFERRED STOCK
     (COST $223,720) ........................................        226,326
                                                                ------------


                                                    SHARES/
                                                   PRINCIPAL       VALUE
                                                     AMOUNT       (NOTE 2)
                                                  -----------   ------------
EXCHANGE-TRADED FUNDS -- 12.7%
     iShares Cohen & Steers Realty Majors
      Index Fund ..............................       228,740   $ 20,689,533
     iShares Lehman U.S. Treasury Inflation
      Protected Securities Index Fund .........       314,569     31,136,040
     PowerShares DB Commodity Index Tracking
      Fund* ...................................       705,250     18,124,925
                                                                ------------
    TOTAL EXCHANGE TRADED SECURITIES
     (COST $63,845,811) .....................................     69,950,498
                                                                ------------
EXCHANGE-TRADED NOTES -- 12.1%
     iPATH Dow Jones-AIG
      Commodity Index Total Return Note*
      (Cost $64,154,715) ......................     1,316,144     66,807,469
                                                                ------------
INVESTMENT COMPANIES -- 4.8%
     PIMCO Commodity RealReturn
      Strategy Fund - Institutional
      Shares
      (Cost $26,537,262) ......................     1,868,022     26,245,704
                                                                ------------
U.S. TREASURY OBLIGATIONS -- 44.5%
     U.S. Treasury Inflation Indexed
      Notes, 0.88%, 04/15/10 ..................   $19,677,000     20,378,933
     U.S. Treasury Inflation Indexed
      Notes, 3.50%, 01/15/11 ..................    25,274,000     30,865,865
     U.S. Treasury Inflation Indexed
      Notes, 3.00%, 07/15/12 ..................    23,049,000     26,997,355
     U.S. Treasury Inflation Indexed
      Notes, 1.88%, 07/15/13 ..................    26,785,000     28,900,669
     U.S. Treasury Inflation Indexed
      Notes, 2.00%, 01/15/14 ..................    18,365,000     19,733,589
     U.S. Treasury Inflation Indexed
      Notes, 2.00%, 07/15/14 ..................    18,756,000     19,733,070
     U.S. Treasury Inflation Indexed
      Notes, 1.63%, 01/15/15 ..................    28,170,000     28,331,263
     U.S. Treasury Inflation Indexed
      Notes, 2.38%, 01/15/25 ..................    11,406,000     12,020,683
     U.S. Treasury Inflation Indexed
      Notes, 2.00%, 01/15/26 ..................    15,733,000     14,833,647



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER REAL ASSET FUND
-----------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

================================================================================
                                                    SHARES/
                                                   PRINCIPAL       VALUE
                                                     AMOUNT       (NOTE 2)
                                                  -----------   ------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
     U.S. Treasury Inflation Indexed
      Notes, 3.63%, 04/15/28 ..................   $14,670,000   $ 21,708,942
     U.S. Treasury Inflation Indexed
      Notes, 3.88%, 04/15/29 ..................    14,558,000     22,088,756
                                                                ------------
    TOTAL U.S. TREASURY OBLIGATIONS
     (COST $250,102,907) ....................................    245,592,772
                                                                ------------
SHORT-TERM INVESTMENTS -- 1.7%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series ....................     4,824,916      4,824,916
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ....................     4,824,916      4,824,916
                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $9,649,832) ......................................      9,649,832
                                                                ------------
    TOTAL INVESTMENTS -- 100.0%
     (COST $539,583,731)+ ...................................   $551,993,168
                                                                ============







---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $539,714,081. At June 30, 2007, net unrealized appreciation was $12,279,087. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $26,571,378, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $14,292,291.
(1)  Foreign-denominated security; Canadian.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007
                                             MULTI-MANAGER      MULTI-MANAGER   MULTI-MANAGER    MULTI-MANAGER       MULTI-MANAGER
                                             LARGE-CAP FUND     MID-CAP FUND   SMALL-CAP FUND  INTERNATIONAL FUND   REAL ASSET FUND
                                             --------------    --------------  --------------  ------------------   ---------------
ASSETS:
Investment in securities, at value* ...       $252,837,030       $41,369,205     $41,938,213      $1,121,919,405     $551,993,168
Foreign currency at value** ...........                 --                --              --           4,981,743               --
Receivable for fund shares sold .......            420,447             5,853           4,378             431,089        1,269,067
Receivable for investments sold .......          5,876,925           703,043         218,413           4,242,382          438,231
Dividends and interest receivable .....            282,737            41,113          36,850           3,439,630        2,992,744
Receivable for variation margin
   on futures contracts*** ............                 --                --              --             409,439               --
Other assets ..........................             25,844            18,031          14,259              94,568           47,643
                                              ------------       -----------     -----------      --------------     ------------
Total assets ..........................        259,442,983        42,137,245      42,212,113       1,135,518,256      556,740,853
                                              ------------       -----------     -----------      --------------     ------------
LIABILITIES:
Payable for fund shares redeemed ......            561,875            32,714          82,528           1,184,641          331,068
Payable for investments purchased .....          5,917,271           712,420         138,732           3,100,128        1,053,459
Net unrealized depreciation on
   forward foreign currency
   exchange contracts .................                 --                --              --             618,265               --
Accrued advisory fee ..................            132,145             3,569          18,900             735,852          217,739
Other accrued expenses ................             63,918            24,481          61,170             223,885            2,760
                                              ------------       -----------     -----------      --------------     ------------
Total liabilities .....................          6,675,209           773,184         301,330           5,862,771        1,605,026
                                              ------------       -----------     -----------      --------------     ------------
NET ASSETS ............................       $252,767,774       $41,364,061     $41,910,783      $1,129,655,485     $555,135,827
                                              ============       ===========     ===========      ==============     ============
NET ASSETS CONSIST OF:
Paid-in capital .......................       $212,166,023       $30,875,167     $28,696,150      $  828,811,732     $534,042,621
Undistributed (distributions in
   excess of) net investment income ...            161,669           (19,314)        (14,161)          1,966,763        3,642,741
Accumulated net realized gain
   on investments .....................          6,662,968         5,886,739       6,569,489          98,680,779        5,040,888
Net unrealized appreciation of
   investments and foreign currency ...         33,777,114         4,621,469       6,659,305         200,196,211       12,409,577
                                              ============       ===========     ===========      ==============     ============
NET ASSETS ............................       $252,767,774       $41,364,061     $41,910,783      $1,129,655,485     $555,135,827
                                              ============       ===========     ===========      ==============     ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ..................       $252,755,824       $41,352,080     $41,898,732      $1,129,533,831     $555,007,486
A Shares ..............................             11,950            11,981          12,051             121,654          128,341
                                              ------------       -----------     -----------      --------------     ------------
                                              $252,767,774       $41,364,061     $41,910,783      $1,129,655,485     $555,135,827
                                              ============       ===========     ===========      ==============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized
   shares):
Institutional Shares ..................         17,548,917         3,007,072       2,968,433          96,066,702       36,201,073
A Shares ..............................                829               873             857              10,355            8,365

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value,
      offering and redemption price) ..       $      14.40 $     $     13.75     $     14.11      $        11.76     $      15.33
                                              ------------       -----------     -----------      --------------     ------------
   A Shares (net asset value (NAV)
      and redemption price) ...........       $      14.41 $     $     13.72     $     14.06      $        11.75     $      15.34
                                              ------------       -----------     -----------      --------------     ------------
   A Shares (offering price --
      NAV / 0.965) ....................       $      14.93 $     $     14.22     $     14.57      $        12.18     $      15.90
                                              ------------       -----------     -----------      --------------     ------------
-----------------
*Investments at cost ..................       $219,059,916       $36,747,736     $35,278,908      $  921,268,305     $539,583,731
**Foreign currency at cost ............       $         --       $        --     $        --      $    4,944,760     $         --
***Includes restricted cash.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007

                                             MULTI-MANAGER      MULTI-MANAGER   MULTI-MANAGER    MULTI-MANAGER       MULTI-MANAGER
                                             LARGE-CAP FUND     MID-CAP FUND   SMALL-CAP FUND  INTERNATIONAL FUND   REAL ASSET FUND
                                             --------------    --------------  --------------  ------------------   ---------------

INVESTMENT INCOME:
   Dividends ..............................   $  2,956,823       $   696,683     $   623,066        $ 26,866,443     $  6,971,402
   Interest ...............................             --                --              --                  --       10,304,155
   Foreign tax withheld ...................         (1,293)             (588)           (161)         (2,516,073)         (30,433)
                                              ------------       -----------     -----------        ------------     ------------
   Total investment income ................      2,955,530           696,095         622,905          24,350,370       17,245,124
                                              ------------       -----------     -----------        ------------     ------------
EXPENSES:
   Advisory Fees ..........................      1,292,732           304,799         376,287           8,103,513        2,138,066
   Administration fees ....................         28,427             6,539           7,002             147,523           68,133
   Sub-administration and accounting fees .        132,728            55,982          72,277             614,629          245,738
   Custody fees ...........................         35,275            22,543          54,217             637,068           44,530
   Transfer agent fees ....................         60,487            30,222          32,202             317,073          114,329
   Distribution fees--A Shares ............             28                27              29                 185              125
   Professional fees ......................         81,228            98,586          79,053             142,554          124,055
   Reports to shareholders ................         33,463            37,154          28,918              52,477           42,106
   Registration fees ......................         23,655            17,851          20,149              53,226           48,441
   Trustees' fees .........................         18,644            19,461          18,648              18,579           18,648
   Compliance services ....................          3,884             3,860           3,988               6,340            4,054
   Other ..................................         32,148            21,608          26,412             106,726          38,580
                                              ------------       -----------     -----------        ------------     ------------
   Total expenses before fee waivers
      and expense reimbursements ..........      1,742,699           618,632         719,182          10,199,893        2,886,805
   Advisory fees waived ...................       (134,869)         (121,397)       (140,742)            (66,819)         (54,527)
   Sub-administration and accounting
      fees waived .........................             --            (5,995)         (6,067)                 --               --
                                              ------------       -----------     -----------        ------------     ------------
   Total expenses, net ....................      1,607,830           491,240         572,373          10,133,074        2,832,278
                                              ------------       -----------     -----------        ------------     ------------
NET INVESTMENT INCOME .....................      1,347,700           204,855          50,532          14,217,296       14,412,846
                                              ------------       -----------     -----------        ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .......      8,729,408         8,320,134       8,848,846         109,683,892        5,213,829
   Net realized gain (loss) of foreign
      currency transactions ...............             --                --              --          (2,429,819)            (599)
   Net realized gain on futures contracts .             --                --              --           1,801,860               --
                                              ------------       -----------     -----------        ------------     ------------
   Net realized gain on investments and
      foreign currency ....................      8,729,408         8,320,134       8,848,846         109,055,933        5,213,230
   Net increase (decrease) in unrealized
      appreciation (depreciation) on
      investments and foreigncurrency .....     20,771,205        (2,156,706)     (2,912,612)        135,903,041       (4,440,870)
                                              ------------       -----------     -----------        ------------     ------------
   Net gain on investments and foreign
      currency ............................     29,500,613         6,163,428       5,936,234         244,958,974          772,360
                                              ------------       -----------     -----------        ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   PERATIONS ..............................   $ 30,848,313       $ 6,368,283     $ 5,986,766        $259,176,270      $15,185,206
                                              ============       ===========     ===========        ============     ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                            MULTI-MANAGER                  MULTI-MANAGER                MULTI-MANAGER
                                            LARGE-CAP FUND                 MID-CAP FUND                 SMALL-CAP FUND
                                      ----------------------------  ---------------------------   ----------------------------
                                         FOR THE YEARS ENDED           FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                               JUNE 30,                      JUNE 30,                       JUNE 30,
                                      ----------------------------  ---------------------------   ----------------------------
                                          2007            2006          2005          2006           2005            2006
                                      ------------    ------------  ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ....  $  1,347,700    $    647,811  $    204,855   $      5,836   $     50,532    $   (170,902)
   Net realized gain (loss)
      on investments ...............     8,729,408        (155,801)    8,320,134      3,276,972      8,848,846       5,440,738
   Net increase (decrease)
      in unrealized appreciation
      (depreciation) on investments     20,771,205       4,437,482    (2,156,706)       200,758     (2,912,612)        160,517
                                      ------------    ------------  ------------   ------------   ------------    ------------
Net increase in net assets
   resulting from operations .......    30,848,313       4,929,492     6,368,283      3,483,566      5,986,766       5,430,353
                                      ------------    ------------  ------------   ------------   ------------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........    (1,246,124)       (655,153)     (216,818)        (2,296)       (39,485)             --
     A Shares ......................           (46)             (8)          (40)            --             (5)             --
                                      ------------    ------------  ------------   ------------   ------------    ------------
                                        (1,246,170)       (655,161)     (216,858)        (2,296)       (39,490)             --
                                      ------------    ------------  ------------   ------------   ------------    ------------
   Net realized gains:
     Institutional Shares ..........    (1,403,771)     (2,839,235)   (3,544,827)    (4,714,067)    (6,345,940)     (4,166,754)
     A Shares ......................           (86)             --          (954)            --         (1,481)             --
                                      ------------    ------------  ------------   ------------   ------------    ------------
                                        (1,403,857)     (2,839,235)   (3,545,781)    (4,714,067)    (6,347,421)     (4,166,754)
                                      ------------    ------------  ------------   ------------   ------------    ------------
Total distributions ................    (2,650,027)     (3,494,396)   (3,762,639)    (4,716,363)    (6,386,911)     (4,166,754)
                                      ------------    ------------  ------------   ------------   ------------    ------------
Fund share transactions (Note 7):
   Proceeds from shares sold .......   120,945,762      59,546,332    14,257,560     21,758,497     12,717,949      23,118,312
   Cost of shares issued
      on reinvestment
      of distributions .............     1,956,128       2,619,989     2,859,172      3,814,849      5,178,278       3,369,535
   Cost of shares redeemed .........   (25,952,321)    (13,779,276)  (27,843,272)   (13,043,704)   (30,955,604)    (25,651,821)
                                      ------------    ------------  ------------   ------------   ------------    ------------
Net increase (decrease) in
   net assets from Fund
   share transactions ..............    96,949,569      48,387,045   (10,726,540)    12,529,642    (13,059,377)        836,026
                                      ------------    ------------  ------------   ------------   ------------    ------------
Total increase (decrease)
   in net assets ...................   125,147,855      49,822,141    (8,120,896)    11,296,845    (13,459,522)      2,099,625
NET ASSETS:
   Beginning of Year ...............   127,619,919      77,797,778    49,484,957     38,188,112     55,370,305      53,270,680
                                      ------------    ------------  ------------   ------------   ------------    ------------
   End of Year .....................  $252,767,774    $127,619,919  $ 41,364,061   $ 49,484,957   $ 41,910,783    $ 55,370,305
                                      ============    ============  ============   ============   ============    ============
Undistributed net investment
   income (loss)/(distribution in
   excess of net investment
   income) .........................  $    161,669    $     61,252  $    (19,314)  $     (7,612)  $    (14,161)   $    (17,179)
                                      ------------    ------------  ------------   ------------   ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                     MULTI-MANAGER                      MULTI-MANAGER
                                                  INTERNATIONAL FUND                  REAL ASSET FUND 1
                                            -------------------------------   ---------------------------------
                                                 FOR THE YEARS ENDED                FOR THE YEARS ENDED
                                                       JUNE 30,                           JUNE 30,
                                            -------------------------------   ---------------------------------
                                                2007              2006             2005              2006
                                            -------------    --------------   ---------------     -------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ................   $ 14,217,296       $ 7,828,443      $ 14,412,846    $    2,889,627
   Net realized gain on investments and
      foreign currency ..................    109,055,933        91,573,168         5,213,230         3,360,133
   Net increase (decrease) in unrealized
      appreciation (depreciation) on
      investments and foreign currency ..    135,903,041        34,664,147        (4,440,870)        7,971,807
                                          --------------      ------------      ------------      ------------
Net increase in net assets resulting
   from operations ......................    259,176,270       134,065,758        15,185,206        14,221,567
                                          --------------      ------------      ------------      ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ...............    (11,995,632)      (14,430,186)      (10,830,839)       (2,310,325)
     A Shares ...........................           (966)             (158)           (1,382)             (108)
                                          --------------      ------------      ------------      ------------
                                             (11,996,598)      (14,430,344)      (10,832,221)       (2,310,433)
                                          --------------      ------------      ------------      ------------
   Net realized gains:
     Institutional Shares ...............    (80,079,021)      (37,877,601)       (2,994,287)       (4,884,493)
     A Shares ...........................         (4,508)               --              (215)               --
                                          --------------      ------------      ------------      ------------
                                             (80,083,529)      (37,877,601)       (2,994,502)       (4,884,493)
                                          --------------      ------------      ------------      ------------
Total distributions .....................    (92,080,127)      (52,307,945)      (13,826,723)       (7,194,926)
                                          --------------      ------------      ------------      ------------
Fund share transactions (Note 7):
   Proceeds from shares sold ............    223,083,270       332,961,785       332,111,164       235,698,145
   Cost of shares issued on reinvestment
     of distributions ...................     64,392,015        34,152,794         5,569,849         4,748,551
   Cost of shares redeemed ..............   (144,356,367)      (56,012,824)      (63,963,689)      (26,375,921)
                                          --------------      ------------      ------------      ------------
Net increase in net assets from Fund
   share transactions ...................    143,118,918       311,101,755       273,717,324       214,070,775
                                          --------------      ------------      ------------      ------------
Total increase in net assets ............    310,215,061       392,859,568       275,075,807       221,097,416
NET ASSETS:
   Beginning of Year ....................    819,440,424       426,580,856       280,060,020        58,962,604
                                          --------------      ------------      ------------      ------------
   End of Year .......................... $1,129,655,485      $819,440,424      $555,135,827      $280,060,020
                                          ==============      ============      ============      ============
Undistributed net investment income
   (loss)/(distribution in excess
   of net investment income) ............ $    1,966,763      $ (2,842,327)     $  3,642,741      $    651,153
                                          --------------      ------------      ------------      ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                             FOR THE YEARS                  FOR THE PERIOD
                                                                             ENDED JUNE 30,                 JULY 1, 2003(1)
                                                                 --------------------------------------        THROUGH
MULTI-MANAGER LARGE-CAP FUND -- INSTITUTIONAL SHARES               2007          2006            2005        JUNE 30, 2004
                                                                 -------       --------        --------   ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $ 12.33       $  12.05        $ 11.27         $ 10.00
                                                                 -------       --------        -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............................         0.10           0.08           0.10            0.05
   Net realized and unrealized gain on investments ........         2.16           0.69           0.77            1.27
                                                                 -------       --------        -------         -------
      Total from investment operations ....................         2.26           0.77           0.87            1.32
                                                                 -------       --------        -------         -------
DISTRIBUTIONS:
   From net investment income .............................        (0.09)         (0.08)         (0.09)          (0.05)
   From net realized gains ................................        (0.10)         (0.41)            --              --
                                                                 -------       --------        -------         -------
      Total distributions .................................        (0.19)         (0.49)         (0.09)          (0.05)
                                                                 -------       --------        -------         -------
NET ASSET VALUE -- END OF PERIOD ..........................      $ 14.40       $  12.33        $ 12.05         $ 11.27
                                                                 =======       ========        =======         =======
TOTAL RETURN ..............................................        18.45%          6.47%          7.75%          13.18%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .......................         0.86%          1.00%          1.00%           1.00%*
      Excluding expense limitations .......................         0.93%          1.07%          1.29%           1.53%*
   Net investment income ..................................         0.72%          0.67%          0.85%           0.56%*
Portfolio turnover rate ...................................           96%            57%            42%             26%**
Net assets at the end of period (000 omitted) .............     $252,756       $127,610        $77,798        $ 69,480

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                              FOR THE          FOR THE PERIOD
                                                                                YEAR         DECEMBER 20, 2005(1)
                                                                               ENDED              THROUGH
MULTI-MANAGER LARGE-CAP FUND -- A SHARES                                    JUNE 30, 2007      JUNE 30, 2006
                                                                           ---------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................                    $ 12.33           $ 12.21
                                                                               -------           -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............................                       0.06              0.03
   Net realized and unrealized gain on investments ........                       2.18              0.10
                                                                               -------           -------
      Total from investment operations ....................                       2.24              0.13
                                                                               -------           -------
DISTRIBUTIONS:
   From investment income .................................                      (0.06)            (0.01)
   From net realized gains ................................                      (0.10)              --
                                                                               -------           -------
      Total distributions .................................                      (0.16)            (0.01)
                                                                               -------           -------
NET ASSET VALUE -- END OF PERIOD ..........................                    $ 14.41           $ 12.33
                                                                               =======           =======
TOTAL RETURN(3) ...........................................                      18.26%             1.07%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................                       1.11%             1.25%*
      Excluding expense limitations .......................                       1.18%             1.28%*
   Net investment income ..................................                       0.47%             0.46%*
Portfolio turnover rate ...................................                         96%               57%(4)
Net assets at the end of period (000 omitted) .............                      $  12           $    10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                             FOR THE YEARS                 FOR THE PERIOD
                                                                              ENDED JUNE 30,              JULY 1, 2003(1)
                                                                 -------------------------------------        THROUGH
MULTI-MANAGER MID-CAP FUND -- INSTITUTIONAL SHARES                2007           2006           2005        JUNE 30, 2004
                                                                 -------        -------        -------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $ 12.91        $ 13.30        $ 12.21         $ 10.00
                                                                 -------        -------        -------         -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ........................         0.06             --(4)          --(4)        (0.01)
   Net realized and unrealized gain on investments ........         2.05           1.29           1.13            2.22
                                                                 -------        -------        -------         -------
      Total from investment operations ....................         2.11           1.29           1.13            2.21
                                                                 -------        -------        -------         -------
DISTRIBUTIONS:
   From net investment income .............................        (0.07)            --(4)       (0.01)             --
   From net realized gains ................................        (1.20)         (1.68)         (0.03)             --
                                                                 -------        -------        -------         -------
      Total distributions .................................        (1.27)         (1.68)         (0.04)             --
                                                                 -------        -------        -------         -------
NET ASSET VALUE -- END OF PERIOD ..........................      $ 13.75        $ 12.91        $ 13.30         $ 12.21
                                                                 =======        =======        =======         =======
TOTAL RETURN ..............................................        17.24%          9.93%          9.33%          22.10%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .......................         1.15%          1.15%          1.15%           1.15%*
      Excluding expense limitations .......................         1.45%          1.34%          1.53%           1.89%*
   Net investment income (loss) ...........................         0.48%          0.01%          0.01%          (0.05)%*
Portfolio turnover rate ...................................          189%            84%            32%             17%**
Net assets at the end of period (000 omitted) .............      $41,352        $49,475        $38,188        $ 41,637


-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income (loss) ratios include expenses allocated from the underlying funds, WT Investment Trust I--Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.
(4)  Less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                              FOR THE          FOR THE PERIOD
                                                                                YEAR         DECEMBER 20, 2005(1)
                                                                               ENDED              THROUGH
MULTI-MANAGER MID-CAP FUND -- A SHARES                                      JUNE 30, 2007      JUNE 30, 2006
                                                                           ---------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................                     $12.89            $12.58
                                                                                ------            ------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ........................                       0.03                --(4)
   Net realized and unrealized gain on investments ........                       2.05              0.31
                                                                                ------            ------
      Total from investment operations ....................                       2.08              0.31
                                                                                ------            ------
DISTRIBUTIONS:
   From net investment income .............................                      (0.05)               --
   From net realized gains ................................                      (1.20)               --
                                                                                ------            ------
      Total distributions .................................                      (1.25)               --
                                                                                ------            ------
NET ASSET VALUE -- END OF PERIOD ..........................                     $13.72            $12.89
                                                                                ======            ======
TOTAL RETURN(3) ...........................................                      16.97%             2.46%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................                       1.40%             1.40%*
      Excluding expense limitations .......................                       1.69%             1.58%*
   Net investment income (loss) ...........................                       0.25%            (0.05)%*
Portfolio turnover rate ...................................                        189%               84%(5)
Net assets at the end of period (000 omitted) .............                     $   12          $     10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4)  Less than $0.01 per share.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                             FOR THE YEARS
                                                                              ENDED JUNE 30,               FOR THE PERIOD
                                                                 -------------------------------------    JULY 1, 2003(1)
                                                                                                               THROUGH
MULTI-MANAGER SMALL-CAP FUND -- INSTITUTIONAL SHARES              2007           2006           2005        JUNE 30, 2004
                                                               ----------      --------       --------    -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $ 14.20        $ 13.92        $ 12.80         $ 10.00
                                                                 -------        -------        -------         -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ........................         0.02          (0.04)         (0.02)          (0.03)
   Net realized and unrealized gain on investments ........         1.89           1.43           1.46            2.83
                                                                 -------        -------        -------         -------
      Total from investment operations ....................         1.91           1.39           1.44            2.80
                                                                 -------        -------        -------         -------
DISTRIBUTIONS:
   From net investment income .............................        (0.01)            --             --              --
   From net realized gains ................................        (1.99)         (1.11)         (0.32)             --
                                                                 -------        -------        -------         -------
      Total distributions .................................        (2.00)         (1.11)         (0.32)             --
                                                                 -------        -------        -------         -------
NET ASSET VALUE -- END OF PERIOD ..........................      $ 14.11        $ 14.20        $ 13.92         $ 12.80
                                                                 =======        =======        =======         =======
TOTAL RETURN ..............................................        14.42%         10.42%         11.29%          28.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .......................         1.25%          1.25%          1.25%           1.25%*
      Excluding expense limitations .......................         1.57%          1.49%          1.58%           1.92%*
   Net investment income (loss) ...........................         0.13%         (0.31)%        (0.16)%         (0.26)%*
Portfolio turnover rate ...................................          127%            96%            44%             20%**
Net assets at the end of period (000 omitted) .............      $41,899         55,357        $53,271         $55,776

----------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                               FOR THE          FOR THE PERIOD
                                                                                 YEAR         DECEMBER 20, 2005(1)
                                                                                ENDED              THROUGH
MULTI-MANAGER SMALL-CAP FUND -- A SHARES                                     JUNE 30, 2007      JUNE 30, 2006
                                                                           ---------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................                     $14.17            $13.43
                                                                                ------            ------
INVESTMENT OPERATIONS:
   Net investment loss(2) .................................                      (0.02)            (0.04)
   Net realized and unrealized gain on investments ........                       1.91              0.78
                                                                                ------            ------
      Total from investment operations ....................                       1.89              0.74
                                                                                ------            ------
DISTRIBUTIONS:
   From net investment income .............................                      (0.01)               --
   From net realized gains ................................                      (1.99)               --
                                                                                ------            ------
      Total distributions .................................                      (2.00)               --
                                                                                ------            ------
NET ASSET VALUE -- END OF PERIOD ..........................                     $14.06            $14.17
                                                                                ======            ======
TOTAL RETURN(3)                                                                  14.24%             5.51%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................                       1.50%             1.50%*
      Excluding expense limitations .......................                       1.81%             1.75%*
   Net investment loss ....................................                      (0.11)%           (0.54)%*
Portfolio turnover rate ...................................                        127%               96%(4)
Net assets at the end of period (000 omitted) .............                     $   12            $   13



-----------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                                  FOR THE YEARS ENDED JUNE 30,
                                                              -------------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND --
   INSTITUTIONAL SHARES ...................................      2007            2006           2005          2004         2003
                                                              ----------       --------       --------      --------     --------
NET ASSET VALUE -- BEGINNING OF YEAR ......................   $     9.92       $   8.53       $   7.39      $   5.75     $   6.29
                                                              ----------       --------       --------      --------     --------
INVESTMENT OPERATIONS:
   Net investment income(1) ...............................         0.16           0.12           0.14          0.08         0.07
   Net realized and unrealized gain (loss) on
        investments and foreign currency ..................         2.74           2.08           1.07          1.59        (0.61)
                                                              ----------       --------       --------      --------     --------
      Total from investment operations ....................         2.90           2.20           1.21          1.67        (0.54)
                                                              ----------       --------       --------      --------     --------
DISTRIBUTIONS:
   From net investment income .............................        (0.13)         (0.20)         (0.07)        (0.03)          --
   From net realized gains ................................        (0.93)         (0.61)            --            --           --
                                                              ----------       --------       --------      --------     --------
      Total distributions .................................        (1.06)         (0.81)         (0.07)        (0.03)          --
                                                              ----------       --------       --------      --------     --------
NET ASSET VALUE -- END OF YEAR ............................   $    11.76       $   9.92       $   8.53      $   7.39     $   5.75
                                                              ==========       ========       ========      ========     ========
TOTAL RETURN ..............................................        30.57%         26.70%         16.41%        29.12%       (8.59)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations .......................         1.06%          1.09%          1.00%         1.08%        1.36%
      Excluding expense limitations .......................         1.06%          1.10%          1.00%         1.08%        1.38%
   Net investment income ..................................         1.49%          1.24%          1.76%         1.16%        1.28%
Portfolio turnover rate ...................................           89%           122%            71%          129%         148%
Net assets at the end of year (000 omitted) ...............   $1,129,534       $819,422       $426,581      $251,851     $ 95,420

----------------
(1) The net investment income per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                              FOR THE          FOR THE PERIOD
                                                                                YEAR          DECEMBER 20, 2005(1)
                                                                               ENDED              THROUGH
MULTI-MANAGER INTERNATIONAL FUND -- A SHARES                                JUNE 30, 2007      JUNE 30, 2006
                                                                           ---------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................                    $  9.92           $  9.08
                                                                               -------           -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............................                       0.16              0.09
   Net realized and unrealized gain on investments
        and foreign currency ..............................                       2.72              0.84
                                                                               -------           -------
      Total from investment operations ....................                       2.88              0.93
                                                                               -------           -------
DISTRIBUTIONS:
   From investment income .................................                      (0.12)            (0.09)
   From net realized gains ................................                      (0.93)               --
                                                                               -------           -------
      Total distributions .................................                      (1.05)            (0.09)
                                                                               -------           -------
NET ASSET VALUE -- END OF PERIOD ..........................                    $ 11.75           $  9.92
                                                                               =======           =======
TOTAL RETURN(3) ...........................................                      30.30%            10.27%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................                       1.37%             1.34%*
      Excluding expense limitations .......................                       1.37%             1.36%*
   Net investment income ..................................                       1.54%             1.76%*,(4)
Portfolio turnover rate ...................................                         89%              122%(5)
Net assets at the end of period (000 omitted) .............                    $   122           $    18

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income ratio shown for the A Shares relative to the Institutional Shares may not be indicative of long-term results due to the limited operating history of the Fund's A Shares.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                             FOR THE YEARS                  FOR THE PERIOD
                                                                             ENDED JUNE 30,                JULY 1, 2003(1)
                                                                --------------------------------------         THROUGH
MULTI-MANAGER REALASSET FUND -- INSTITUTIONAL SHARES              2007           2006            2005       JUNE 30, 2004
                                                                --------      ---------        -------     ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................     $  15.06      $   14.18        $ 11.77         $ 10.00
                                                                --------      ---------        -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............................         0.50           0.50           0.31            0.38
   Net realized and unrealized gain on investments ........         0.24           1.72           3.12            1.55
                                                                --------      ---------        -------         -------
      Total from investment operations ....................         0.74           2.22           3.43            1.93
                                                                --------      ---------        -------         -------
DISTRIBUTIONS:
   From net investment income .............................        (0.36)         (0.31)         (0.35)          (0.15)
   From net realized gains ................................        (0.11)         (1.03)         (0.67)          (0.01)
                                                                --------      ---------        -------         -------
       Total distributions ................................        (0.47)         (1.34)         (1.02)          (0.16)
                                                                --------      ---------        -------         -------
NET ASSET VALUE -- END OF PERIOD ..........................     $  15.33       $  15.06        $ 14.18         $ 11.77
                                                                ========       ========        =======         =======
TOTAL RETURN ..............................................         4.89%         16.49%         30.00%          19.40%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .......................         0.63%          0.98%          1.17%          1.56%*
      Excluding expense limitations .......................         0.65%          1.04%          1.29%          1.78%*
   Net investment income ..................................         3.23%          3.38%          2.36%          3.36%*
Portfolio turnover rate ...................................           23%            33%            75%            29%**
Net assets at the end of period (000 omitted) .............     $555,007       $280,049        $58,963         $40,621

--------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust
     I--Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                               FOR THE        FOR THE PERIOD
                                                                                 YEAR        DECEMBER 20, 2005(1)
                                                                                ENDED             THROUGH
MULTI-MANAGER REAL ASSET FUND -- A SHARES                                    JUNE 30, 2007      JUNE 30, 2006
                                                                            --------------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................                     $15.07            $13.77
                                                                                ------            ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............................                       0.58              0.26
   Net realized and unrealized gain on investments ........                       0.12              1.19
                                                                                ------            ------
      Total from investment operations ....................                       0.70              1.45
                                                                                ------            ------
DISTRIBUTIONS:
   From investment income .................................                      (0.32)            (0.15)
   From net realized gains ................................                      (0.11)               --
                                                                                ------            ------
      Total distributions .................................                      (0.43)            (0.15)
                                                                                ------            ------
NET ASSET VALUE -- END OF PERIOD ..........................                     $15.34            $15.07
                                                                                ======            ======
TOTAL RETURN(3) ...........................................                       4.62%            10.50%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................                       0.89%             1.23%*
      Excluding expense limitations .......................                       0.90%             1.27%*
   Net investment income ..................................                       3.74%             3.29%*
Portfolio turnover rate ...................................                         23%               33%(4)
Net assets at the end of period (000 omitted) .............                     $  128            $   11

-----------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, five of which are included in these financial statements. The five series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund"), Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund"), (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, the Investor Shares were renamed A Shares. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur betweenthe time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
     (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid to shareholders quarterly.
     Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap, Mid-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investments services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

                                    GROSS FEES      FEES WAIVED         % OF AVERAGE DAILY NET ASSETS
                                  -------------    -------------        ------------------------------------------------------------
   LARGE-CAP FUND
   --------------
   RSMC                               $652,614        $     --          0.35% of average daily net assets

   Armstrong Shaw
        Associates Inc. ("ASA")(1)     165,164         (17,924)         0.50% of the first $25 million under ASA's  management;
                                                                        0.45% of the next $25 million;  and 0.40% over $50 million
   Montag & Caldwell,
        Inc. ("M&C")(1)                125,355         (43,523)         0.65% of the first $10 million under M&C's  management;
                                                                        0.50%  of the next $10 million; 0.35% of the next
                                                                        $50 million;  and 0.25%  over $70  million

   First  Quadrant ("FQ")(1)           262,207         (73,422)         0.50%  of the  first  $75  million  under  FQ's management;
                                                                        0.35% of the next $75 million; 0.30% of the next
                                                                        $150 million; and 0.21% over $300 million
   Parametric Portfolio
        Associates,  Inc. ("PPA")       48,207              --          0.25% of the first $20 million under PPA's  management;
                                                                        0.225%  of the next $20  million;  and 0.20% over
                                                                        $40  million
   Wilmington  Trust  Investment
        Management,  LLC  ("WTIM")(3)   39,185              --          0.40% on the first $10 million under WTIM's management;
                                                                        0.35% on the next $15 million; and 0.30% over $25 million.

   MID-CAP FUND
   ------------
   RSMC                                149,726        (115,584)         0.35% of average daily net assets

   Bennett Lawrence  Management,
        LLC ("BLM")(1)                  41,723            (696)         0.55% of the first $75  million  under  BLM's  management;
                                                                        and  0.40%  over  $75  million
   Equity Investment  Corporation
        ("EIC")(1)                      40,883           (2,775)        0.50% of the  first $25 million under EIC's  management;
                                                                        0.45% of the next $25 million; and 0.40% over $50 million
   Robeco Investment Management,
        Inc. ("Robeco")(1,2)            39,038          (2,342)         0.50% of the first $25 million under  Robeco's  management;
                                                                        0.45%  of the next $25 million;  and 0.40% over $50 million

   PPA                                  24,996              --          0.25% of the first $20 million under PPA's management;
                                                                        0.225% of the next $20 million; and 0.20% over $40 million
   Wilmington Trust Investment
        Management,  LLC ("WTIM")(3)     8,433              --          0.40% on the first $10 million under WTIM's management;
                                                                        0.35% on the next $15 million; and 0.30% over $25 million.

   SMALL-CAP FUND
   --------------
   RSMC                                160,254        (134,513)         0.35% of average daily net assets

   Batterymarch Financial
        Management, Inc. ( "BFM ")      60,555              --          0.70% of the first $100 million under BFM's management; and
                                                                        0.60% over $100 million.

   Systematic Financial
        Management, L.P.
        ("SFM")(1)                     111,190          (6,229)         0.80% of the first $25 million under SFM's management;
                                                                        0.70% of the next $50 million; and 0.55% over $75 million

   PPA                                  36,438              --          0.25% of the first $20 million under PPA's management;
                                                                        0.225% of the next $20 million; and 0.20% over $40 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

                                    GROSS FEES      FEES WAIVED         % OF AVERAGE DAILY NET ASSETS
                                  -------------    -------------        ------------------------------------------------------------
   SMALL-CAP FUND (CONTINUED)
   --------------------------
   Wilmington Trust Investment
        Management, LLC ("WTIM")(3) $    7,850            $ --          0.40% on the first $10 million under WTIM's management;
                                                                        0.35% on the next $15 million; and 0.30%  over $25  million.

   INTERNATIONAL  FUND
   -------------------
   RSMC                              3,385,407              --          0.35% of average daily net assets

   Goldman Sachs Asset
        Management,  L.P.(1)         1,617,421         (66,819)         0.50% of average daily net assets

   Julius Baer Investment
        Management, Inc.             1,415,862              --          0.50% of average daily net assets

   The Boston Company Asset
        Management,  LLC  ("BCAM")     817,008              --          0.95% of the first $25  million  under BCAM's management;
                                                                        and 0.85% over $25 million
   Acadian Asset Management,  Inc.
        ("Acadian")                    832,510              --          0.75% of the first  $25  million  under  Acadian management;
                                                                        0.65% of the next $25 million;  0.50% of the next $100
                                                                        million; and 0.40% over $150 million
   Dimensional Fund Advisors LP
        ("DFA")(4)                      35,305              --          0.45% of the first $50  million  under DFA's  management;
                                                                        and 0.30% over $50 million.
   REAL ASSET FUND
   ---------------
   RSMC                              1,563,827              --          0.35% of average daily net assets

   AEW Management and
        Advisors,  L.P.  ("AEW")(1)    263,818         (29,374)         0.55% of the first $25 million under AEW's  management;
                                                                        0.45% of the next $25 million;  and 0.35% over $50 million
   Real Estate  Management  Services
        Group  ("REMS")(1)             249,970         (24,572)         0.55% of the first $25 million under REMS management;
                                                                        0.45% of the next $25 million; and 0.35% over $50  million
   Standish  Mellon  Asset
        Management,  LLC
        ("Standish")(1)                 60,451            (581)         0.08% on the first $25 million under Standish's management;
                                                                        0.04% of the next $25 million; and 0.02% over $50 million.

--------------------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.
(2) At a special meeting of shareholders of the Mid-Cap Fund on October 17, 2006, shareholders approved a new sub-advisory agreement among the Trust, on behalf on the Mid-Cap Fund, RSMC and Robeco USA, LLC ("Robeco"). The Robeco agreement entitles Robeco to receive fees according the fee schedule stated for Robeco. Fees shown are for the period November 1, 2006, the date Robeco started managing Fund assets, through June 30, 2007.
(3) At a special meeting of shareholders of the Large-Cap, Mid-Cap and Small-Cap Funds (the "Funds") on February 22, 2007, shareholders approved a new sub-advisory agreement among the Trust, on behalf of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"). Fees shown are for the period February 22, 2007, the date WTIM started managing Fund assets, through June 30, 2007.
(4) At a special meeting of shareholders of the Multi-Manager Funds on February 22, 2007, Shareholders authorized the Board of Trustees and RSMC to enter into investment sub-advisory agreements on behalf of each of the Funds without obtaining shareholder approval. Fees shown are for the period June 5, 2007, the date Dimensional Fund Advisors LP started managing Fund assets through June 30, 2007.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                   EXPENSE LIMITATION*        EXPIRATION DATE
                                  ----------------------   ---------------------
   Large-Cap Fund ...........            1.00%                 July 1, 2011
   Mid-Cap Fund .............            1.15%                 July 1, 2011
   Small-Cap Fund ...........            1.25%                 July 1, 2011


-----------------
* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

     PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund. The Funds pay WTC for its services as custodian. The fees for these services for the year ended June 30, 2007 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2007 were as follows:

     Large-Cap Fund ..........................................    $302,666
     Mid-Cap Fund ............................................      74,932
     Small-Cap Fund ..........................................      94,933
     International Fund ......................................      39,676
     Real Asset Fund .........................................     114,745

4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the year ended June 30, 2007,
     purchases  and  sales  of  investment   securities   (excluding  short-term
     investments) were as follows:

                                 LARGE-CAP FUND      MID-CAP FUND    SMALL-CAP FUND
                                 ----------------  ---------------  ----------------
   Purchases .................    $270,234,108       $81,004,554     $57,761,241
   Sales .....................     174,425,530        94,685,851      76,378,875

                                INTERNATIONAL FUND      REAL ASSET FUND
                              ---------------------    -----------------
   Purchases .................    $905,314,977          $400,099,182
   Sales .....................     829,149,456           101,060,758

5. COMMITMENTS. At June 30, 2007, the International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                     UNREALIZED
                                                                CONTRACT          VALUE AT           APPRECIATION
   SETTLEMENT DATE                 CURRENCY BOUGHT               AMOUNT         JUNE 30, 2007       (DEPRECIATION)
   ---------------            -----------------------------   ------------    -----------------  -------------------
   July 2007 .............    419,865 Euro                    $   564,760        $   568,905        $     4,145
   July 2007 .............    831,000,000 Japanese Yen          7,088,206          6,778,316           (309,890)
   August 2007 ...........    1,385,513,159 Japanese Yen       11,682,827         11,313,661           (369,166)
   September 2007 ........    1,009,105 U.K. Pound Sterling     2,009,546          2,023,749             14,203
                                                                                                    -----------
                                                                                                    $  (660,708)
                                                                                                    ===========

                                                                                                     UNREALIZED
                                                                CONTRACT          VALUE AT           APPRECIATION
   SETTLEMENT DATE                 CURRENCY SOLD                 AMOUNT         JUNE 30, 2007       (DEPRECIATION)
   ---------------            -----------------------------   ------------    -----------------  -------------------
   September 2007 ........    30,327,916 Czech Koruna          $1,429,146         $1,435,654        $    (6,508)
   July 2007 .............    3,500,614 Euro                    4,774,961          4,743,232             31,729
   August 2007 ...........    449,827,851 Japanese Yen          3,715,221          3,673,152             42,069
   August 2007 ...........    289,096,183 Hungarian Forint      1,547,210          1,578,243            (31,033)
   September 2007 ........    1,073,612 Turkish Lira              799,532            793,346              6,186
                                                                                                    -----------
                                                                                                    $    42,443
                                                                                                    ===========

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


6. FINANCIAL FUTURES CONTRACTS. At June 30, 2007, the International Fund had open financial futures contracts as follows:

                                                                                                    UNREALIZED
                                                               CONTRACT          VALUE AT          APPRECIATION
  CONTRACTS TO BUY                         EXPIRATION DATE      AMOUNT         JUNE 30, 2007       (DEPRECIATION)
  -----------------                       -----------------   ----------      ---------------     ---------------
  40 MSCI Pan Euro Futures .........       September 2007     $1,404,074        $1,428,056           $23,982
   4  TOPIX Index Futures ............     September 2007        581,279           576,650            (4,629)
  10 TOPIX Index Futures ...........       September 2007      1,445,360         1,441,624            (3,736)
  33 EURX ER STX 50 ................       September 2007      1,962,195         2,004,521            42,326
   4  SFE SPI 200 ....................     September 2007        524,978           532,166             7,188
  12 New FTSE100 ...................       September 2007      1,580,675         1,599,582            18,907
                                                                                                     -------
                                                                                                     $84,038
                                                                                                     =======

     The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in thefinancial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows:

                                                          INSTITUTIONAL SHARES                  A SHARES
                                                    ------------------------------       -----------------------
                                                       SHARES           DOLLARS           SHARES        DOLLARS
                                                    -----------      -------------       --------       --------
   LARGE-CAP FUND
   --------------
   Sold ........................................      8,985,291      $ 120,945,762            --        $     --
   Issued on reinvestment of distributions .....        143,794          1,955,996             9             132
   Redeemed ....................................     (1,931,379)       (25,952,321)           --              --
                                                    -----------      -------------         -----        --------
   Net increase ................................      7,197,706      $  96,949,437             9        $    132
                                                    ===========      =============         =====        ========
   MID-CAP FUND
   ------------
   Sold ........................................      1,109,472      $  14,257,560            --        $     --
   Issued on reinvestment of distributions .....        225,976          2,858,179            78             993
   Redeemed ....................................     (2,160,595)       (27,843,272)           --              --
                                                    -----------      -------------         -----        --------
   Net increase (decrease) .....................       (825,147)     $ (10,727,533)           78             993
                                                    ===========      =============         =====        ========
   SMALL-CAP FUND
   --------------
   Sold ........................................        927,269      $  12,717,949            --        $     --
   Issued on reinvestment of distributions .....        391,282          5,176,791           113           1,487
   Redeemed ....................................     (2,249,647)       (30,953,440)         (149)         (2,164)
                                                    -----------      -------------         -----        --------
   Net decrease ................................       (931,096)     $ (13,058,700)          (36)       $   (677)
                                                    ===========      =============         =====        ========

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

                                                          INSTITUTIONAL SHARES                  A SHARES
                                                    ------------------------------       -----------------------
                                                       SHARES           DOLLARS           SHARES        DOLLARS
                                                    -----------      -------------       --------       --------
   INTERNATIONAL FUND
   ------------------
   Sold ........................................     20,802,762      $ 222,993,852        8,461       $  89,418
   Issued on reinvestment of distributions .....      6,115,497         64,386,541          515           5,474
   Redeemed ....................................    (13,480,910)      (144,351,472)        (440)         (4,895)
                                                    -----------      -------------      -------       ---------
   Net increase ................................     13,437,349      $ 143,028,921        8,536       $  89,997
                                                    ===========      =============      =======       =========

   REAL ASSET FUND
   ---------------
   Sold ........................................     21,344,167      $ 331,918,885       12,116       $ 192,279
   Issued on reinvestment of distributions .....        357,227          5,568,252          103           1,597
   Redeemed ....................................     (4,097,873)       (63,890,635)      (4,587)        (73,054)
                                                    -----------      -------------      -------       ---------
   Net increase ................................     17,603,521      $ 273,596,502        7,632       $ 120,822
                                                    ===========      =============      =======       =========

Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and A Shares were as follows:

                                                          INSTITUTIONAL SHARES                  A SHARES
                                                    ------------------------------       -----------------------
                                                       SHARES           DOLLARS           SHARES        DOLLARS
                                                    -----------      -------------       --------       --------
   LARGE-CAP FUND
   --------------
   Sold .........................................     4,789,228      $  59,536,332          819         $10,000
   Issued on reinvestment of distributions ......       214,345          2,619,981            1               8
   Redeemed .....................................    (1,109,833)       (13,779,276)          --              --
                                                    -----------      -------------         ----         -------
   Net increase .................................     3,893,740      $  48,377,037          820         $10,008
                                                    ===========      =============         ====         =======

   MID-CAP FUND
   ------------
   Sold .........................................     1,631,945      $  21,748,497          795         $10,000
   Issued on reinvestment of distributions ......       303,239          3,814,849           --              --
   Redeemed .....................................      (973,194)       (13,043,704)          --              --
                                                    -----------      -------------         ----         -------
   Net increase .................................       961,990      $  12,519,642          795         $10,000
                                                    ===========      =============         ====         =======

   SMALL-CAP FUND
   --------------
   Sold .........................................     1,600,894      $  23,108,312          893         $10,000
   Issued on reinvestment of distributions ......       250,896          3,369,535           --              --
   Redeemed .....................................    (1,780,280)       (25,651,821)          --              --
                                                    -----------      -------------         ----         -------
   Net increase .................................        71,510      $     826,026          893         $10,000
                                                    ===========      =============         ====         =======

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

                                                          INSTITUTIONAL SHARES                  A SHARES
                                                    ------------------------------       -----------------------
                                                       SHARES           DOLLARS           SHARES        DOLLARS
                                                    -----------      -------------       --------       --------
   INTERNATIONAL FUND
   ------------------
   Sold .........................................    34,751,361      $ 332,944,872        1,802         $16,913
   Issued on reinvestment of distributions ......     3,748,416         34,152,636           17             158
   Redeemed .....................................    (5,876,699)       (56,012,824)          --              --
                                                    -----------      -------------       ------         -------
   Net increase .................................    32,623,078      $ 311,084,684        1,819         $17,071
                                                    ===========      =============       ======         =======

   REAL ASSET FUND
   ---------------
   Sold .........................................    15,890,557      $ 235,688,145          726         $10,000
   Issued on reinvestment of distributions ......       340,454          4,748,443            7             108
   Redeemed .....................................    (1,793,037)       (26,375,921)          --               --
                                                    -----------      -------------       ------         -------
   Net increase .................................    14,437,974      $ 214,060,667          733         $10,108
                                                    ===========      =============       ======         =======

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, distributions from real estate investment trusts, foreign currency losses, tax treatment of distributions and passive foreign investment companies:

                                                 LARGE-CAP     MID-CAP     SMALL-CAP    INTERNATIONAL   REAL ASSET
                                                   FUND         FUND         FUND           FUND          FUND
                                                 ----------   ---------   -----------   -------------   ----------
   Undistributed net investment income
      (accumulated loss) .....................   $(1,113)       $ 301       $(8,024)    $ 2,588,392     $(589,037)
   Accumulated net realized gain (loss) on
      investments ............................     1,113         (301)        8,024      (2,588,392)      589,037

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

The tax character of distributions paid during the years ended June 30, 2007 and 2006, respectively, were as follows:

                                                LARGE-CAP         MID-CAP      SMALL-CAP   INTERNATIONAL    REAL ASSET
                                                  FUND             FUND          FUND          FUND           FUND
                                               ----------       ----------    ----------   -------------   -----------
   YEAR ENDED JUNE 30, 2007
   Ordinary income ........................    $1,246,170       $  216,858    $  834,194    $45,088,823    $11,520,073
   Long-term capital gains ................     1,403,857        3,545,781     5,552,717     46,991,304      2,306,650
                                               ----------       ----------    ----------    -----------    -----------
       Total distributions ................    $2,650,027       $3,762,639    $6,386,911    $92,080,127    $13,826,723
                                               ==========       ==========    ==========    ===========    ===========
   YEAR ENDED JUNE 30, 2006
   Ordinary income ........................    $  655,595       $  249,074    $  718,562    $17,693,395    $ 3,525,859
   Long-term capital gains ................     2,838,801        4,467,289     3,448,192     34,614,550      3,669,067
                                               ----------       ----------    ----------    -----------    -----------
       Total distributions ................    $3,494,396       $4,716,363    $4,166,754    $52,307,945    $ 7,194,926
                                               ==========       ==========    ==========    ===========    ===========

As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

                                                LARGE-CAP         MID-CAP      SMALL-CAP   INTERNATIONAL    REAL ASSET
                                                  FUND             FUND          FUND          FUND           FUND
                                               ----------       ----------    ----------   -------------   -----------
   Undistributed ordinary income ..........   $  1,352,852     $ 1,267,478   $ 1,898,844   $ 44,526,006  $ 3,618,969
   Undistributed long-term capital gains ..      6,222,743       4,757,923     4,927,804     65,613,477    5,206,122
   Post-October capital and currency
        losses ............................            --               --            --       (600,184)        (599)
   Other temporary differences ............       (14,160)         (19,314)      (14,161)       613,727      (10,513)
   Net unrealized appreciation of
        investments and foreign
        currencies ........................    33,040,316        4,482,807     6,402,146    190,690,727   12,279,227
                                              -----------      -----------   -----------   ------------  -----------
       Total accumulated earnings             $40,601,751      $10,488,894   $13,214,633   $300,843,753  $21,093,206
                                              ===========      ===========   ===========   ============  ===========

     The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales, real estate investment trusts and passive foreign investment company adjustments.

     Post-October capital and currency losses represent net losses realized from November 1, 2006 through June 30, 2007, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the "Funds") (five of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund series of WT Mutual Fund at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                         Ernst & Young LLP

Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION  (UNAUDITED)
================================================================================


For the fiscal year ended June 30, 2007, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distributions (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.


The percentage of ordinary income distributions that qualify is as follows:

                                                            QUALIFIED
                                                            DIVIDENDS
                                                          -------------
                Large-Cap Fund .....................         100.0%
                Mid-Cap Fund .......................          42.2%
                Small-Cap Fund .....................          48.2%
                International Fund .................          32.3%
                Real Asset Fund ....................           4.2%

For the fiscal year ended June 30, 2007, certain dividends qualify for the dividends-received-deduction ("DRD") for corporate shareholders. The percentage of ordinary income distributions that qualify is as follows.

                                                          DRD-ELIGIBLE
                                                            DIVIDENDS
                                                         --------------
                Large-Cap Fund .....................         100.0%
                Mid-Cap Fund .......................          42.3%
                Small-Cap Fund .....................          47.8%
                International Fund .................           0.0%
                Real Asset Fund ....................           3.4%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2007 as follows:

                Large-Cap Fund .....................    $ 1,403,857
                Mid-Cap Fund .......................      3,545,781
                Small-Cap Fund .....................      5,552,717
                International Fund .................     46,991,304
                Real Asset Fund ....................      2,306,650

The International Fund paid foreign taxes of $2,239,660 and recognized foreign source income of $25,433,091. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended June 30, 2007.

In January 2008, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDER MEETING
================================================================================


   A special meeting of shareholders of the Wilmington Multi-Manager Large Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund"), Wilmington Multi-Manager Small Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund") and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund"), (collectively, the "Funds") was held on February 22, 2007 for the following purposes:

     (1) To approve a new investment sub-advisory agreement among the Trust, on behalf of each of the Large-Cap, Mid-Cap and the Small-Cap Funds, Rodney Square Management Corporation ("RSMC") and Wilmington Trust Investment Management, LLC ("WTIM") ;

     (2) To approve the elimination of the fundamental investment policy of each of the Large-Cap, Mid-Cap, Small-Cap, and International Funds, with respect to derivative securities;

     (3) To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of each of the Funds without obtaining shareholder approval.

   All Large-Cap Fund shareholders of record at the close of business on December 15, 2006 were entitled to attend or submit proxies. As of the record date, the Large-Cap Fund had 13,491,593 shares outstanding. At the meeting, shareholders approved the new investment sub-advisory agreement, the elimination of the fundamental investment policy with respect to derivative securities and authorized the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Large-Cap Fund without obtaining shareholder approval. The results of the voting for the proposals were as follows:

     (1)  To approve the new investment sub-advisory agreement.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 9,786,885                  42,730                  230,468

     (2) To approve the elimination of the fundamental investment policy of the Large-Cap Fund with respect to derivative securities.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 9,732,823                  89,516                  237,744

     (3) To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Large-Cap Fund without obtaining shareholder approval.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 9,735,667                  87,325                  237,091

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDER MEETING -- CONTINUED
================================================================================


   Mid-Cap Fund shareholders of record at the close of business on December 15, 2006 were entitled to attend or submit proxies. As of the record date, the Mid-Cap Fund had 3,176,147 shares outstanding. At the meeting, shareholders approved the new investment sub-advisory agreement, the elimination of the fundamental investment policy with respect to derivative securities and authorized the Board of Trustees to enter into and materially amend investment sub-advisory agreements on behalf of the Mid-Cap Fund without obtaining shareholder approval. The results of the voting for the proposals were as follows:

     (1)  To approve the investment sub-advisory agreement.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,489,393                   4,497                    1,020

     (2) To approve the elimination of the fundamental investment policy of the Mid-Cap Fund with respect to derivative securities.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,454,695                  38,966                    1,249

     (3) To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Mid-Cap Fund without obtaining shareholder approval.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,483,552                   9,635                    1,723

   All Small-Cap Fund shareholders of record at the close of business on December 15, 2006 were entitled to attend or submit proxies. As of the record date, the Small-Cap Fund had 3,577,364 shares outstanding. At the meeting, shareholders approved the new investment sub-advisory agreement, the elimination of the fundamental investment policy with respect to derivative securities and authorized the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Small-Cap Fund without obtaining shareholder approval. The results of the voting for the proposals were as follows:

     (1)  To approve the new investment sub-advisory agreement.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,876,726                   4,437                      965

     (2) To approve the elimination of the fundamental investment policy of the Small-Cap Fund with respect to derivative securities.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,835,785                  44,986                    1,358

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDER MEETING -- CONTINUED
================================================================================


     (3) To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Small-Cap Fund without obtaining shareholder approval.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                 2,867,339                  13,152                    1,638

   All International Fund shareholders of record at the close of business on December 15, 2006 were entitled to attend or submit proxies. As of the record date, the International Fund had 91,951,275 shares outstanding. At the meeting, shareholders approved the elimination of the fundamental investment policy with respect to derivative securities and authorized the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the International Fund without obtaining shareholder approval. The results of the voting for the proposals were as follows:

     (1) To approve the elimination of the fundamental investment policy of the International Fund with respect to derivative securities.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                80,815,353                 111,239                  343,045

     (2) To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the International Fund without obtaining shareholder approval.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                80,870,494                 160,311                  238,832

   All Real Asset Fund shareholders of record at the close of business on December 15, 2006 were entitled to attend or submit proxies. As of the record date, the Real Asset Fund had 27,801,672 shares outstanding. At the meeting, shareholders authorized the Board of Trustees and RSMC to enter into and materially amend sub-advisory agreements on behalf of the Real Asset Fund without obtaining shareholder approval. The result of the voting for the proposal was as follows:

          To authorize the Board of Trustees and RSMC to enter into and materially amend investment sub-advisory agreements on behalf of the Real Asset Fund without obtaining shareholder approval.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                25,101,014                  61,690                    6,596

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDER MEETING -- CONTINUED
================================================================================


     A  special  meeting  of   shareholders  of  the  Wilmington   Multi-Manager
     International Fund ("International Fund") was held on June 29, 2007 for the following purposes:

     (1) To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, Rodney Square Management Corporation ("RSMC") and Principal Global Investors, LLC ("PGI").

     (2) To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, RSMC and Parametric Portfolio Associates, LLC ("PPA").

     All International Fund shareholders of record at the close of business on April 30, 2007 were entitled to attend or submit proxies. As of the record date, the International Fund had 94,343,721 shares outstanding. At the meeting, shareholders approved a new sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, RSMC and PGI and a new sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, RSMC and PPA. The results of the voting for the proposals were as follows:

     (1) To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, RSMC and PGI.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                69,418,086                  41,773                  226,900

     (2) To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the International Fund, RSMC and PPA.


                 VOTES FOR              VOTES AGAINST          VOTES ABSTAINED
              -----------------       ----------------       -------------------
                69,418,086                  41,773                  226,900

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND



At a meeting held on May 15, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved three new WT Mutual Fund (the "Trust") sub-advisory agreements recommended by Rodney Square Management Corporation ("RSMC") with Dimensional Fund Advisors LP ("Dimensional"), Principal Global Investors LLC ("PGI") and Parametric Portfolio Associates, LLC ("PPA") respectively (each a "Sub-Adviser" and together the "Sub-Advisers") (the "Agreements"). In determining whether to approve the Agreements, the Trustees considered information provided by each Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that each Sub-Adviser provided regarding (i) services to be performed for the Wilmington Multi-Manager International Fund (the "International Fund"), (ii) the size and qualifications of each Sub-Adviser's portfolio management staff, (iii) how each Sub-Adviser will manage the portion of the International Fund allocated to it by RSMC, including a general description of the proposed investment decision-making process, sources of information and investment strategies, (iv) investment performance information for similarly managed accounts and investment companies, (v) brokerage selection procedures (including soft dollar arrangements), and (vi) results of regulatory examinations. Each Sub-Adviser also provided its Code of Ethics and proxy voting policies and procedures for the Trustees' review and consideration.

Each Sub-Adviser provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the services to the International Fund, the projected cost of providing such services, any other ancillary benefit resulting from the Sub-Adviser's relationship with the International Fund, the structure of and the method used to determine the compensation received by a portfolio manager and the Sub-Adviser's most recent audited financial statements. RSMC also reported on its analysis and the basis for its recommendation of each Sub-Adviser as a sub-adviser to the International Fund.

The Trustees reviewed the services to be provided to the International Fund by each Sub-Adviser and concluded that the nature, extent and quality of the services to be provided by each Sub-Adviser to the International Fund were appropriate and consistent with the terms of each sub-advisory agreement, and that the International Fund is likely to benefit from adding Dimensional, PGI and PPA as Sub-Advisers. They also concluded that each Sub-Adviser has sufficient personnel, with the appropriate education and experience, to serve the International Fund effectively.

The Trustees considered the costs and benefits received by each Sub-Adviser in providing services to the International Fund. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Advisers. The Trustees concluded that each of the Sub-Adviser's fees from the International Fund in light of the International Fund's total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the International Fund is reasonable, taking into account the size of the Fund and the quality of services provided by each Sub-Adviser.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND -- CONTINUED



The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the International Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the International Fund for the benefit of its shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees approved the Sub-Advisory Agreement with Dimensional and further determined that it would be in the best interests of the International Fund shareholders to approve the Sub-Advisory Agreements with PGI and PPA. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
EVALUATION  AND  APPROVAL  OF NEW  SUB-ADVISORY  AGREEMENT  FOR  THE  WILMINGTON
MULTI-MANAGER   LARGE-CAP,   WILMINGTON  MULTI-MANAGER  MID-CAP  AND  WILMINGTON
MULTI-MANAGER SMALL-CAP FUNDS



At a meeting held on November 14, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved a new sub-advisory agreement among the Trust, RSMC and Wilmington Trust Investment Management, LLC ("WTIM" or the "Sub-Adviser") (the "Agreement") for an initial two-year period. In determining whether to approve the Agreement, the Trustees considered information provided by the Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Sub-Adviser provided regarding (i) services to be performed for the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund (the "Cap Funds"), (ii) the size and qualifications of the Sub-Adviser's portfolio management staff,
(iii) how the Sub-Adviser will manage the portion of each of the Cap Funds allocated to it by RSMC, including a general description of the proposed investment decision-making process, sources of information, and investment strategies, (iv) investment performance information for similarly managed accounts and investment companies, (v) brokerage selection procedures, and (vi) results of any regulatory examinations. The Sub-Adviser also provided its Code of Ethics and proxy voting policies and procedures for the Trustees' review and consideration.

The Sub-Adviser provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the services to each of the Cap Funds, the projected cost of providing such services, any other ancillary benefit resulting from the Sub-Adviser's relationship with the Cap Funds, the structure of and the method used to determine the compensation received by a portfolio manager, and the Sub-Adviser's most recent audited financial statements. RSMC also reported on its analysis and the basis for its recommendation of the Sub-Adviser as a sub-adviser to the Cap Funds.

The Trustees reviewed the services to be provided to each of the Cap Funds by the Sub-Adviser and concluded that the nature, extent and quality of the services to be provided by WTIM to each of the Cap Funds are appropriate and consistent with the terms of the sub-advisory agreement, and that the Cap Funds are likely to benefit from adding WTIM as a Sub-Adviser. They also concluded that the Sub-Adviser has sufficient personnel, with the appropriate education and experience, to serve the Cap Funds effectively.

The Trustees considered the costs and benefits received by the Sub-Adviser in providing services to each of the Cap Funds. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Trustees concluded that the Sub-Adviser's fees from the Cap Funds in light of the Funds' total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Cap Funds is reasonable, taking into account the size of the Funds and the quality of services provided by the Sub-Adviser.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
EVALUATION  AND  APPROVAL  OF NEW  SUB-ADVISORY  AGREEMENT  FOR  THE  WILMINGTON
MULTI-MANAGER   LARGE-CAP,   WILMINGTON  MULTI-MANAGER  MID-CAP  AND  WILMINGTON
MULTI-MANAGER SMALL-CAP FUNDS -- CONTINUED



The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each of the Cap Funds grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Funds' shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of each of the Cap Funds' shareholders to approve the Sub-Advisory Agreement with WTIM. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS



WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                             PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
  NAME AND                 HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE(1)         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
NEIL WOLFSON  (2)       Trustee,            Shall serve at the      President of Wilmington Trust          24       None
Date of Birth: 6/64     President and       pleasure of the         Investment Management, LLC
                        Chief Executive     Board and until         ("WTIM") since November 2006;
                        Officer             successor is elected    Chief Investment Officer of WTIM
                                            and qualified.          from 2004 to 2006; Partner with
                                            Trustee since           KPMG (public accounting) from
                                            November 2005.          1996 to 2004.
                                            President and Chief
                                            Executive Officer
                                            since January 2006.


ROBERT J. CHRISTIAN(3)  Trustee             Shall serve until       Retired since February 2006.           24       Fund Vantage
Date of Birth: 2/49                         death, resignation      Executive Vice President of                     Trust
                                            or removal. Trustee     Wilmington Trust Company from
                                            since October 1998;     February 1996 to February 2006;
                                            President and           President of Rodney Square
                                            Chairman of the         Management Corporation ("RSMC")
                                            Board from October      from 1996 to 2005; Vice
                                            1998 to January         President of RSMC from 2005 to
                                            2006.                   2006.

-------------------
(1) The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and the Roxbury Funds (2).
(2) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
(3) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                            PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
  NAME AND                 HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE(1)         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
ROBERT ARNOLD
Date of Birth: 3/44     Trustee             Shall serve until       Founder and co-manager, R.H.           24       First Potomac
                                            death, resignation      Arnold & Co., Inc. (financial                   Realty Trust
                                            or removal. Trustee     consulting) since 1989.                         (real estate
                                            since May 1997.                                                         investment
                                                                                                                    trust).



DR. ERIC BRUCKER        Trustee             Shall serve until       Professor of Economics, Widener        24       None
Date of Birth: 12/41                        death, resignation      University since July 2004;
                                            or removal. Trustee     formerly Dean, School of
                                            since October 1999.     Business Administration of
                                                                    Widener University from 2001 to
                                                                    2004; Dean, College of Business,
                                                                    Public Policy and Health at the
                                                                    University of Maine from
                                                                    September 1998 to June 2001.



NICHOLAS GIORDANO       Trustee and         Shall serve until       Consultant, financial services         24       Kalmar Pooled
Date of Birth: 3/43     Chairman of the     death, resignation      organizations from 1997 to                      Investment
                        Board               or removal. Trustee     present; Interim President,                     Trust;
                                            since October 1998.     LaSalle University from 1998 to                 Independence
                                                                    1999.                                           Blue Cross;
                                                                                                                    IntriCon
                                                                                                                    Corporation
                                                                                                                    (industrial
                                                                                                                    furnaces and
                                                                                                                    ovens); Commerce
                                                                                                                    Bancorp, Inc.;
                                                                                                                    The RBB
                                                                                                                    Fund, Inc.


LOUIS KLEIN, JR.        Trustee             Shall serve until       Self-employed financial                29       CRM Mutual
Date of Birth: 5/35                         death, resignation      consultant since 1991.                          Fund Trust
                                            or removal. Trustee                                                     (since June
                                            since October 1999.                                                     2005); WHX
                                                                                                                    Corporation
                                                                                                                    (industrial
                                                                                                                    manufacturer).


JOHN J. QUINDLEN        Trustee             Shall serve until       Retired since 1993; Former Chief       24       None
Date of Birth: 5/32                         death, resignation      Financial Officer of E.I. du
                                            or removal. Trustee     Pont de Nemours and Co.
                                            since October 1999.


MARK A. SARGENT         Trustee             Shall serve until       Dean and Professor of Law,             24       The RBB Fund,
Date of Birth: 4/51                         death, resignation      Villanova University School of                  Inc.; NYSE
                                            or removal. Trustee     Law since July 1997.                            Regulation,
                                            since November 2001.                                                    Inc.;
                                                                                                                    Financial
                                                                                                                    Industry
                                                                                                                    Regulatory
                                                                                                                    Authority
                                                                                                                    (FINRA).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS


                                                                                                      NUMBER OF
                                                                                                      FUNDS IN
                                                                            PRINCIPAL                   FUND              OTHER
                          POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)              COMPLEX         DIRECTORSHIPS
  NAME AND                 HELD WITH           LENGTH OF TIME               DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                TRUST                 SERVED                    FIVE YEARS               TRUSTEE         TRUSTEE
-------------           ----------------    --------------------    -------------------------------  ------------   ---------------
CLAYTON M. ALBRIGHT     Vice President      Shall serve at the      Vice President, WTIM since 2006;     N/A        N/A
1100 North Market                           pleasure of the         Vice President, RSMC since 2001;
Street                                      Board and until         Vice President of Wilmington
Wilmington, DE 19890                        successor is elected    Trust Company since 1997.
Date of Birth: 9/53                         and qualified.
                                            Officer since
                                            October 1998.


JOSEPH M. FAHEY, JR.    Vice President      Shall serve at the      Vice President,                      N/A        N/A
1100 North Market                           pleasure of the         RSMC since 1992.
Street                                      Board and until
Wilmington, DE 19890                        successor is elected
Date of Birth: 1/57                         and qualified.
                                            Officer since
                                            November 1999.


JOHN J. KELLEY          Vice President      Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       & Chief Financial   pleasure of the         July 2005; Vice President of
Street                  Officer             Board and until         PFPC Inc. from January 2005 to
Wilmington, DE 19890                        successor is elected    July 2005; Vice President of
Date of Birth: 9/59                         and qualified.          Administration, 1838 Investment
                                            Officer since           Advisors, LP from 1999 to 2005;
                                            September 2005.         Chief Compliance Officer, 1838
                                                                    Investment Advisors, LP from
                                                                    2004 to 2005.


ANNA M. BENCROWSKY      Chief Compliance    Shall serve at the      Chief Compliance Officer, Rodney     N/A        N/A
1100 North Market       Officer &           pleasure of the         Square Management Corporation
Street                  Anti-Money          Board and until         since 2004; Vice President and
Wilmington, DE 19890    Laundering Officer  successor is elected    Chief Compliance Officer, 1838
Date of Birth: 5/51                         and qualified.          Investment Advisors, LP from
                                            Officer since           1998 to 2004.
                                            September 2004.


CHARLES D. CURTIS, JR.  Vice President &    Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       Treasurer           pleasure of the         Feb. 2007; Vice President of
Street                                      Board and until         PFPC Inc. from 1991 to 2007.
Wilmington, DE 19890                        successor is elected
Date of Birth: 10/55                        and qualified.
                                            Officer since
                                            February 2007.


EDWARD W. DIFFIN, JR.   Vice President &    Shall serve at the      Vice President of RSMC since         N/A        N/A
1100 North Market       Secretary           pleasure of the         Nov. 2006; Coleman Counsel Per
Street                                      Board and until         Diem from Nov. 2005 to Nov.
Wilmington, DE 19890                        successor is elected    2006; Vice President and Senior
Date of Birth: 1/52                         and qualified.          Counsel of Merrill Lynch & Co.,
                                            Officer since           Inc. from 1994 to 2005.
                                            February 2007.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available, without charge, on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                              --------------------


                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                 Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                              --------------------


                       INVESTMENT ADVISER AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------



              SUB-ADMINISTRATOR,TRANSFER AGENT AND ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MULTI-MANAGER FUNDS -- INSTITUTIONAL SHARES OR A SHARES.



MULTI--ANN--6/07

                                                                      WILMINGTON
                                                                           FUNDS



--------------------------------------------------------------------------------
        ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

         o    ETF ALLOCATION

         o    AGGRESSIVE ASSET ALLOCATION

         o    MODERATE ASSET ALLOCATION

         o    CONSERVATIVE ASSET ALLOCATION







                                     ANNUAL
                                 JUNE 30, 2007

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------

================================================================================

--------------------------------------------------------------------------------

CONTENTS

                                                  page

President's Message .......................          3

Expense Disclosure ........................         15

Disclosure of Portfolio Holdings ..........         17

Investments ...............................         18

Financial Statements ......................         20

Financial Highlights ......................         24


                                                  page

Notes to Financial Statements .............         32

Report of Independent Registered
  Public Accounting Firm ..................         40

Tax Information ...........................         41

Trustees and Officers .....................         42

--------------------------------------------------------------------------------


DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES AGGRESSIVE PORTFOLIO INDEX, DOW JONES MODERATE PORTFOLIO INDEX AND DOW JONES MODERATELY CONSERVATIVE PORTFOLIO INDEX measure the performance of aggressive, moderate and conservative portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities; the DJ Moderate Portfolio Index measures the risk of a portfolio with 60% exposure to equity securities; and the DJ Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

FTSE NAREIT(R) Equity Index is market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------



MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

      The Wilmington ETF and Asset Allocation Funds delivered positive total returns during the 12 months ended June 30, 2007. Institutional Shares of the Funds returned between 9.62% and 20.20%, while A Shares of the Funds returned between 9.30% and 19.97%, excluding the effects of sales charges. On a relative basis, the Funds' one-year returns were slightly disappointing; they generally lagged their benchmarks by modest margins. This underperformance stemmed from the less aggressive posture of the Funds. Over the longer term, all four of the Funds carry better relative performance to their indices.

WILMINGTON ETF ALLOCATION FUND

      Wilmington ETF Allocation Fund (the "ETF Fund" or "Fund") is managed according to a series of quantitative models that gauge the momentum in various segments of the markets. These segments include large- and small-capitalization U.S. stocks segregated by growth and value stocks, developed and emerging market international equities, and real estate investment trusts ("REITs"). The Fund gains exposure to these market segments by investing in exchange-traded funds that attempt to track the performance of unmanaged indices covering these market segments.

      Institutional Shares of the ETF Fund returned 20.20% during the 12 months ended June 30, 2007. This was a positive result in absolute terms, but it was a bit lower than the 23.25% return of the Dow Jones Aggressive Portfolio Index ("DJ Aggressive Index") and the S&P 500 Index (+20.57%). Asset classes that fared best during the period were international emerging market equities which returned 44.99% as measured by the MSCI Emerging Markets Net Index, and developed international market equities which returned 27.00% as measured by the MSCI EAFE Net Index. The DJ Aggressive Index includes a higher stake in these asset classes than the Fund, accounting for much of its performance advantage over the Fund during the past year. Large-capitalization U.S. stocks performed well during the period and the Fund's allocation to this asset class helped with relative performance. The Fund's allocation to REITs detracted from performance as this asset class only returned 12.57% as measured by the FTSE NAREIT Equity Index. The Fund also bears operating expenses that indices, as theoretical constructs, do not. These expenses are modest by industry norms, but they nonetheless act as a headwind relative to the performance of unmanaged indices. Since its inception in December 2005, the Fund has returned 16.53% on an average annual basis, topping the S&P 500 Index (+14.41) but trailing the DJ Aggressive Index (+18.87%).

      The following graph and performance table compare the performance of the Institutional and A Shares of the ETF Fund with that of the DJ Aggressive Index and the S&P 500 Index since the commencement of operations on December 20, 2005 through June 30, 2007.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               ETF ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  DJ             ETF Allocation Fund --    ETF Allocation Fund --
            S&P 500 Index    Aggressive Index   Institutional Shares             A Shares
12/20/05      $10,000           $10,000             $10,000                   $ 9,650
6/30/06        10,185            10,563              10,511                    10,119
6/30/07        12,281            13,018              12,634                    12,140

                         WILMINGTON ETF ALLOCATION FUND

                                                          Average Annual Total Returns
                                                       ----------------------------------
                                                                                SINCE
                                                          1 YEAR             INCEPTION(1)
                                                       -------------        -------------
 ETF Allocation Fund -- Institutional Shares               20.20%               16.53%
 ETF Allocation Fund -- A Shares (with sales charge)(2)    15.77%               13.54%
 ETF Allocation Fund -- A Shares at NAV                    19.97%               16.20%
 S&P 500 Index                                             20.57%               14.41%
 DJ Aggressive Index                                       23.25%               18.87%

-------------------

    THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

    PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURNS ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

      As of June 30, 2007, the Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") had more than three years of performance history. The Fund's performance history includes the performance of its predecessor, the Maximum Appreciation Strategic Allocation Fund (the "Aggressive Allocation CTF", a common trust fund). The performance of the Aggressive Allocation CTF has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund.

      The Fund is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large-, mid-, and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds--conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

     Institutional Shares of the Fund returned 18.25% during the 12 months ended June 30, 2007. While this gain was good in absolute terms, it lagged the Fund's benchmarks. For a combination of reasons the Fund underperformed the Dow Jones Aggressive Portfolio Index ("DJ Aggressive Index"), which returned 23.25%, and less so the S&P 500 Index, which returned 20.57%. First, large-capitalization U.S. stocks, which dominate the S&P 500 Index, were among the best-performing domestic U.S. asset classes during the period. Only the developed and emerging international markets outperformed large-cap U.S. stocks. The MSCI EAFE Index, which tracks the performance of international equity markets, returned 27.00%, while the MSCI Emerging Markets Index returned 44.99%. The Fund's investments in other asset classes hurt its relative returns, though the adviser believes those allocations simultaneously controlled the Fund's risk of loss. Second, several of the underlying funds in which the Fund invests trailed their benchmarks during the period. These underlying funds generally include both active and passively managed components, and the actively managed portions of most of the funds underperformed. Finally, the Fund bears operating expenses that the indices, as theoretical constructs, do not. These expenses are modest by industry norms, but they nonetheless act as a headwind relative to the performance of unmanaged indices.

      With respect to risk, we note that the DJ Aggressive Index has historically been more volatile than our Fund. The greater risk of the index stems, in large part, from its equal weighting of sub-asset classes. For example, within the index's equity allocation, emerging markets and small-cap U.S. stocks carry the same weightings as large-cap U.S. stocks. The adviser seeks to manage the Fund so that it will deliver higher long-term returns than its benchmarks, but it also aims to better contain risk.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================



      The following graph and performance table compare the performance of the Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through June 30, 2007. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        AGGRESSIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                              Aggressive Asset                Aggressive
                                         DJ                  Allocation Fund --         Asset Allocation Fund --
             S&P 500 Index         Aggressive Index         Institutional Shares               A Shares
7/15/03         $10,000               $10,000                   $10,000                        $ 9,650
6/30/04          11,594                12,531                    11,840                         11,381
6/30/05          12,327                14,148                    13,104                         12,549
6/30/06          13,392                16,657                    14,899                         14,217
6/30/07          16,147                20,530                    17,619                         16,778

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                        AGGRESSIVE ASSET ALLOCATION FUND


                                                      Average Annual Total Returns
                                          -------------------------------------------------------
                                                                 SINCE                SINCE
                                                               INCEPTION            INCEPTION
                                                                DATE OF               DATE OF
                                            1 YEAR         DECEMBER 20, 2005(1)   JULY 15, 2003(2)
                                          ----------      ---------------------  ----------------
Aggressive Asset Allocation Fund --
   Institutional Shares                      18.25%              15.98%              15.37%
Aggressive Asset Allocation Fund --
   A Shares (with sales charge)(3)           13.91%              13.07%              13.96%
Aggressive Asset Allocation Fund --
   A Shares at NAV                           18.01%              15.72%              14.98%
S&P 500 Index                                20.57%              14.41%              12.86%
DJ Aggressive Index                          23.25%              18.87%              19.91%

-----------------

    THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH JUNE 30, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH JUNE 30, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================



WILMINGTON MODERATE ASSET ALLOCATION FUND

      As of June 30, 2007, the Wilmington Moderate Asset Allocation Fund (the "Moderate Fund" or "Fund") had more than three years of performance history. The Fund's performance history includes the performance of its predecessor, the Balanced Strategic Allocation Fund ("Moderate Allocation CTF", a common trust fund). The performance of the Moderate Allocation CTF has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of Moderate Fund.

      The Fund is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large-, mid-, and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds--conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

      Institutional Shares of the Fund returned 12.36% during the 12 months ended June 30, 2007. While this gain was good in absolute terms, it lagged the Fund's benchmarks. For a combination of reasons the Fund underperformed the Dow Jones Moderate Portfolio Index ("DJ Moderate Index"), which returned 14.79%, and its Blended Index (60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index), which returned 14.51%. First, large-capitalization U.S. stocks, which account for much of the Fund's Blended Index, were among the best-performing domestic U.S. asset classes during the period. Only the developed and emerging international equity markets outperformed large-cap U.S. stocks. The MSCI EAFE Index, which tracks the performance of developed international equity markets, returned 27.00%, while the MSCI Emerging Markets Index returned 44.99%. The Fund's investments in other asset classes hurt its relative returns, though the adviser believes those allocations simultaneously controlled the Fund's risk of loss. Second, several of the underlying funds in which the Fund invests trailed their benchmarks during the period. These underlying funds generally include both active and passively managed components, and the actively managed portions of most of the funds underperformed. Finally, the Fund bears operating expenses that the indices, as theoretical constructs, do not. These expenses are modest by industry norms, but they nonetheless act as a headwind relative to the performance of unmanaged indices.

      With respect to risk, we note that the DJ Moderate Index has historically been more volatile than our Fund. The greater risk of the index stems, in large part, from its equal weighting of sub-asset classes. For example, within the index's equity allocation, emerging markets and small-cap U.S. stocks carry the same weightings as large-cap U.S. stocks. The adviser seeks to manage the Fund so that it will deliver higher long-term returns than its benchmarks, but it also aims to better contain risk.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


      The following graph and performance table compare the performance of the Institutional and A Shares of the Moderate Fund and its predecessor, the Moderate Allocation CTF (a common trust fund), with that of the DJ Moderate Index and a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through June 30, 2007. The Moderate Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Moderate Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         MODERATE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

               Moderate Asset             Moderate Asset      Blended Index; 60% S&P 500
               Allocation Fund -         Allocation Fund -   and 40% Lehman Intermediate      DJ Moderate
             Institutional Shares            A Shares         Government/Credit Index           Index
7/15/03            $10,000                   $ 9,650                   $10,000                 $10,000
6/30/04             10,992                    10,575                    10,996                  11,797
6/30/05             12,023                    11,525                    11,635                  13,036
6/30/06             13,032                    12,437                    12,226                  14,330
6/30/07             14,643                    13,935                    14,000                  16,449


WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================




                         MODERATE ASSET ALLOCATION FUND

                                                                     Average Annual Total Returns
                                                       -------------------------------------------------------
                                                                           SINCE                  SINCE
                                                                         INCEPTION              INCEPTION
                                                                           DATE OF                DATE OF
                                                         1 YEAR       DECEMBER 20, 2005(1)    JULY 15, 2003(2)
                                                       ----------    ---------------------   -----------------
Moderate Asset Allocation Fund --
   Institutional Shares                                  12.36%            10.54%              10.11%
Moderate Asset Allocation Fund --
   A Shares (with sales charge)(3)                        8.15%             7.65%               8.74%
Moderate Asset Allocation Fund --
   A Shares at NAV                                       12.04%            10.17%               9.72%
Blended Index: 60% S&P 500 Index and 40%
   Lehman Intermediate Government/Credit Index           14.51%            10.11%               8.86%
DJ Moderate Index                                        14.79%            11.74%              13.39%
S&P 500 Index                                            20.57%            14.41%              12.86%
Lehman Intermediate Government/Credit Index               5.76%             3.77%               2.91%

--------------

    THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH JUNE 30, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE ALLOCATION CTF) THROUGH JUNE 30, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE MODERATE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================



WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

      As of June 30, 2007, Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") had more than three years of performance history. The Fund's performance history includes the performance of its predecessor, the Growth & Income Strategic Allocation Fund (the "Conservative Allocation CTF", a common trust fund). The performance of the Conservative Allocation CTF has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of Conservative Fund.

      The Fund is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large-, mid-, and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds--conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

      Institutional Shares of the Fund returned 9.62% during the 12 months ended June 30, 2007. The Fund's return essentially matched the result of the Dow Jones Moderately Conservative Portfolio Index ("DJ Moderately Conservative Index"), which returned 9.61%. For a combination of reasons, however, the Fund lagged the 11.55% return of its Blended Index (40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index). First, large-capitalization U.S. stocks, which account for much of the Bended Index, were among the best-performing asset classes during the period. Only the developed international equity markets and emerging equity markets outperformed large-cap U.S. stocks. The MSCI EAFE Index, which tracks the performance of developed international equity markets, returned 27.00%, while the MSCI Emerging Markets Index returned 44.99%. The Fund's investments in other asset classes hurt its relative returns, though the adviser believes those allocations simultaneously controlled the Fund's risk of loss. Second, several of the underlying funds in which the Fund invests trailed their benchmarks during the period. These underlying funds generally include both active and passively managed components, and the actively managed portions of most of the funds underperformed. Finally, the Fund bears operating expenses that the indices, as theoretical constructs, do not. These expenses are modest by industry norms, but they nonetheless act as a headwind relative to the performance of unmanaged indices.

      With respect to risk, we note that the DJ Moderately Conservative Index has historically been more volatile than our Fund. The greater risk of the index stems, in large part, from its equal weighting of sub-asset classes. For example, within the index's equity allocation, emerging markets and small-cap U.S. stocks carry the same weightings as large-cap U.S. stocks. The adviser seeks to manage the Fund so that it will deliver higher long-term returns than its benchmarks, but it also aims to better contain risk.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================



      The following graph and performance table compare the performance of the Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF on September 1, 2003 through June 30, 2007. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the
Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                       CONSERVATIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

              Blended Index; 40% S&P 500                                 Conservative               Conservative
             and 60% Lehman Intermediate      DJ Moderately          Asset Allocation Fund -     Asset Allocation Fund -
              Government/Credit Index       Conservative Index       Institutional Shares              A Shares

9/01/03            $10,000                      $10,000                  $10,000                    $ 9,650
6/30/04             10,736                       11,157                   10,585                     10,176
6/30/05             11,323                       12,189                   11,382                     10,904
6/30/06             11,699                       12,863                   12,013                     11,478
6/30/07             13,051                       14,100                   13,168                     12,545


WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                       CONSERVATIVE ASSET ALLOCATION FUND


                                                                     Average Annual Total Returns
                                                       -------------------------------------------------------
                                                                           SINCE                  SINCE
                                                                         INCEPTION              INCEPTION
                                                                           DATE OF                DATE OF
                                                         1 YEAR       DECEMBER 20, 2005(1)    JULY 15, 2003(2)
                                                       ----------    ---------------------   -----------------
Conservative Asset Allocation Fund --
   Institutional Shares                                  9.62%              7.98%                 7.45%
Conservative Asset Allocation Fund --
   A Shares (with sales charge)(3)                       5.46%              5.27%                 6.11%
Conservative Asset Allocation Fund --
   A Shares at NAV                                       9.30%              7.73%                 7.09%
Blended Index: 40% S&P 500 Index and 60%
   Lehman Intermediate Government/Credit Index          11.55%              7.98%                 7.20%
DJ Moderately Conservative Index                         9.61%              7.63%                 9.39%
Lehman Intermediate Government/Credit Index              5.76%              3.77%                 3.33%
S&P 500 Index                                           20.57%             14.41%                13.04%


------------------

    THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD SEPTEMBER 1,
    2003 THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH JUNE 30, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH JUNE 30, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================



      We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again in six months. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.



                                                       Sincerely,

                                                       /s/ Neil Wolfson
                                                      --------------------------
                                                       Neil Wolfson
                                                       President



July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE
================================================================================



DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
================================================================================



FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES

                                                                      BEGINNING            ENDING                          EXPENSES
                                                                       ACCOUNT             ACCOUNT        ANNUALIZED         PAID
                                                                        VALUE               VALUE           EXPENSE         DURING
                                                                       1/01/07             6/30/07           RATIO          PERIOD*
                                                                     -----------         -----------      -----------     ----------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES (1)
Actual Fund Return .............................................      $1,000.00           $1,058.20           0.70%          $3.57
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,021.32           0.70%           3.51

ETF ALLOCATION FUND -- A SHARES (1)
Actual Fund Return .............................................      $1,000.00           $1,056.20           0.95%          $4.84
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,020.08           0.95%           4.76

AGGRESSIVE ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,070.20           0.50%          $2.57
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,022.32           0.50%           2.51

AGGRESSIVE ALLOCATION FUND -- A SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,069.00           0.75%          $3.85
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,021.08           0.75%           3.76

MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,044.40           0.50%          $2.53
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,022.32           0.50%           2.51

MODERATE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,042.30           0.75%          $3.80
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,021.08           0.75%           3.76

CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,032.30           0.50%          $2.52
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,022.32           0.50%           2.51

CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return .............................................      $1,000.00           $1,030.30           0.75%          $3.78
Hypothetical 5% Return Before Expenses .........................       1,000.00            1,021.08           0.75%           3.76


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) The Fund invests a substantial portion of its assets in ETFs, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charges by the ETFs.

(2) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================



PORTFOLIO HOLDINGS

JUNE 30, 2007

The following tables present a summary of the portfolio  holdings of each of the
Wilmington  ETF  &  Asset   Allocation  Funds  as  a  percentage  of  its  total
investments.


ETF ALLOCATION FUND
Exchange-Traded Funds
     U.S. Equity Fund ..............    60.8%
     International Equity Funds ....    29.7%
     Real Estate Fund ..............     9.2%
Short-Term Investments .............     0.3%
                                       -----
                                       100.0%
                                       =====

AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
     U.S. Equity Funds .............    42.6%
     International Equity Fund .....    37.7%
     Real Asset Fund ...............    19.7%
                                       -----
                                       100.0%
                                       =====

MODERATE ASSET ALLOCATION FUND
Affiliated Investment Companies
     Fixed Income Fund .............    35.3%
     U.S. Equity Funds .............    28.7%
     International Equity Fund .....    21.3%
     Real Asset Fund ...............    14.7%
                                       -----
                                       100.0%
                                       =====

CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
     Fixed Income Fund .............    54.7%
     U.S. Equity Funds .............    21.5%
     International Equity Fund .....    13.0%
     Real Asset Fund ...............     9.7%
     Money Market Fund .............     1.1%
                                       -----
                                       100.0%
                                       =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

(Showing Percentage of Total Investments)
================================================================================


                                                                 VALUE
                                            SHARES             (NOTE 2)
                                          ---------          ------------
ETF ALLOCATION FUND

EXCHANGE-TRADED FUNDS -- 99.7%
iShares Cohen & Steers
     Realty Majors Index Fund .........      44,009          $  3,980,614
iShares MSCI EAFE
     Index Fund .......................     133,742            10,802,341
iShares MSCI Emerging
     Markets Index Fund ...............      16,270             2,141,946
iShares Russell 1000 Value
     Index Fund .......................     304,769            26,435,663
                                                             ------------
TOTAL EXCHANGE-TRADED FUNDS
     (COST $37,252,838) ...........................            43,360,564
                                                             ------------

                                                                 VALUE
                                            SHARES             (NOTE 2)
                                          ---------          ------------
SHORT-TERM INVESTMENTS -- 0.3%

BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series .............      69,445          $     69,445
BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series .............      69,444                69,444
                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
     (COST $138,889) ..............................               138,889
                                                             ------------
TOTAL INVESTMENTS -- 100.0%
     (COST $37,391,727)+ ..........................          $ 43,499,453
                                                             ============


-----------
   + The cost for Federal income tax purposes is $37,470,108. At June 30, 2007, net unrealized appreciation was $6,029,345. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,029,345.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / JUNE 30, 2007

   (Showing Percentage of Total Investments)
================================================================================

                                                                 VALUE
                                            SHARES             (NOTE 2)
                                          ---------          ------------
AGGRESSIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
Wilmington Multi-Manager
     International Fund ...............   1,864,812          $ 21,930,193
Wilmington Multi-Manager
     Large-Cap Fund ...................   1,562,426            22,498,933
Wilmington Multi-Manager
     Mid-Cap Fund .....................      84,429             1,160,895
Wilmington Multi-Manager
     Real Asset Fund ..................     749,157            11,484,569
Wilmington Multi-Manager
     Small-Cap Fund ...................      82,382             1,162,416
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $50,358,571) ...........................            58,237,006
                                                             ------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $50,358,571)(1) ........................          $ 58,237,006
                                                             ============


MODERATE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
Wilmington Multi-Manager
     International Fund ...............     644,259          $  7,576,483
Wilmington Multi-Manager
     Large-Cap Fund ...................     609,638             8,778,788
Wilmington Multi-Manager
     Mid-Cap Fund .....................      51,396               706,694
Wilmington Multi-Manager
     Real Asset Fund ..................     341,159             5,229,968


                                                                 VALUE
                                            SHARES             (NOTE 2)
                                          ---------          ------------
MODERATE ASSET ALLOCATION FUND -- (CONTINUED)

AFFILIATED INVESTMENT COMPANIES++ -- (CONTINUED)
Wilmington Multi-Manager
     Small-Cap Fund ...................      50,155          $    707,685
Wilmington Short/Intermediate-
     Term Bond Fund ...................   1,266,328            12,511,316
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $31,423,473) ...........................            35,510,934
                                                             ------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $31,423,473)(2) ........................          $ 35,510,934
                                                             ============


CONSERVATIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
Wilmington Multi-Manager
     International Fund ...............     123,594          $  1,453,461
Wilmington Multi-Manager
     Large-Cap Fund ...................     151,225             2,177,646
Wilmington Multi-Manager
     Real Asset Fund ..................      70,593             1,082,191
Wilmington Multi-Manager
     Small-Cap Fund ...................      15,566               219,642
Wilmington Prime Money
     Market Fund ......................     117,567               117,567
Wilmington Short/Intermediate-
     Term Bond Fund ...................     617,614             6,102,031
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $10,897,267) ...........................            11,152,538
                                                             ------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $10,897,267)(3) ........................          $ 11,152,538
                                                             ============


-----------
  ++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

  (1) The cost for Federal income tax purposes is $50,516,559. At June 30,
      2007, net unrealized appreciation was $7,720,447. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,720,447.

  (2) The cost for Federal income tax purposes is $31,593,419. At June 30,
      2007, net unrealized appreciation was $3,917,515. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,105,280, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $187,765.

  (3) The cost for Federal income tax purposes is $10,919,027. At June 30,
      2007, net unrealized appreciation was $233,511. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $312,199, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $78,688.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007


                                                           ETF            AGGRESSIVE ASSET     MODERATE ASSET     CONSERVATIVE ASSET
                                                     ALLOCATION FUND       ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                     ---------------       ---------------     ---------------     ----------------
ASSETS:
Investment in affiliated investment companies,
     at market-value* ...............................  $        --          $58,237,006          $35,510,934           $11,152,538
Investment in unaffiliated investment companies,
     at market-value** ..............................   43,499,453                   --                   --                    --
Receivable for fund shares sold .....................      117,863              134,378              174,987                    --
Receivable for investments sold .....................           --               71,210              133,777                    --
Receivable from Advisor .............................           --                   --                2,045                 7,470
Dividends and interest receivable ...................      170,855                  306               48,720                23,511
Other assets ........................................       13,071               12,926               12,079                10,969
                                                       -----------          -----------          -----------           -----------
Total assets ........................................   43,801,242           58,455,826           35,882,542            11,194,488
                                                       -----------          -----------          -----------           -----------
LIABILITIES:
Payable to Custodian ................................           --               71,210              133,777                    --
Payable for fund shares redeemed ....................        1,000               18,557               21,692                 6,210
Dividends payable ...................................       91,585                   --                   --                    --
Accrued advisory fee ................................          848                   --                   --                    --
Other accrued expenses ..............................       35,405               46,344               40,691                21,077
                                                       -----------          -----------          -----------           -----------
Total liabilities ...................................      128,838              136,111              196,160                27,287
                                                       -----------          -----------          -----------           -----------
NET ASSETS ..........................................  $43,672,404          $58,319,715          $35,686,382           $11,167,201
                                                       ===========          ===========          ===========           ===========
NET ASSETS CONSIST OF:
Paid-in capital .....................................  $37,761,646          $49,329,862          $31,275,639           $10,888,293
Undistributed (distributions in excess of)
     net investment income ..........................      (26,360)              28,857               45,899                 6,466
Accumulated net realized gain (loss) on investments .     (170,608)           1,082,561              277,383                17,171
Net unrealized appreciation of investments ..........    6,107,726            7,878,435            4,087,461               255,271
                                                       -----------          -----------          -----------           -----------

NET ASSETS ..........................................  $43,672,404          $58,319,715          $35,686,382           $11,167,201
                                                       ===========          ===========          ===========           ===========
NET ASSETS BY SHARE CLASS:
     Institutional Shares ...........................  $40,962,960          $53,249,252          $21,147,301            $7,894,405
     A Shares .......................................    2,709,444            5,070,463           14,539,081             3,272,796
                                                       -----------          -----------          -----------           -----------
                                                       $43,672,404          $58,319,715          $35,686,382           $11,167,201
                                                       ===========          ===========          ===========           ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     ($0.01 par value, unlimited authorized shares):
     Institutional Shares ...........................    3,302,794            4,364,660            1,885,365               730,573
     A Shares .......................................      218,816              416,058            1,298,814               303,113

NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value, offering
     and redemption price) ..........................  $     12.40          $     12.20          $     11.22           $     10.81
                                                       -----------          -----------          -----------           -----------
A Shares (net asset value (NAV)
     and redemption price) ..........................  $     12.38          $     12.19          $     11.19           $     10.80
                                                       -----------          -----------          -----------           -----------
A Shares (offering price -- NAV / 0.965) ............  $     12.83          $     12.63          $     11.60           $     11.19
                                                       -----------          -----------          -----------           -----------
___________

* Investments in affiliated investment
     companies at cost ..............................  $        --          $50,358,571          $31,423,473           $10,897,267
**Investments in unaffiliated investment
     companies at cost ..............................  $37,391,727          $        --          $        --           $        --


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007


                                                          ETF             AGGRESSIVE ASSET     MODERATE ASSET     CONSERVATIVE ASSET
                                                     ALLOCATION FUND       ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                     ---------------      ----------------     ---------------     ----------------
INVESTMENT INCOME:
     Dividends from investment companies ............  $   815,753          $   625,347(1)       $   781,414(1)        $ 183,719(1)
                                                       -----------          -----------          -----------           ---------
EXPENSES:
     Advisory fees ..................................      175,869                   --                   --                  --
     Administration fees ............................        5,348                6,800                4,513                 834
     Sub-administration and accounting fees .........       34,689               39,332               33,644              28,319
     Custody fees ...................................       19,056               20,886               18,414              16,114
     Transfer agent fees ............................       14,999               19,039               15,292               1,986
     Distribution fees - A Shares ...................        4,898                8,570               24,699               4,734
     Professional fees ..............................       59,427               44,252               33,104              33,523
     Reports to shareholders ........................       55,251               29,249               25,892              28,334
     Registration fees ..............................       33,195               33,933               31,501              30,896
     Trustees' fees .................................       18,212               18,202               18,202              18,202
     Sub-transfer agent fees ........................          641                1,189                3,510                 653
     Compliance services ............................        3,723                3,706                3,706               3,704
     Offering costs .................................       18,451               10,275                9,162               9,887
     Other ..........................................        6,442                5,872                5,350               4,321
                                                       -----------          -----------          -----------           ---------
     Total expenses before fee waivers
        and expense reimbursements ..................      450,201              241,305              226,989             181,507
     Expenses waived/reimbursed by Advisor ..........     (192,075)              (4,148)             (46,648)           (136,902)
     Sub-administration and accounting
        fees waived .................................       (7,011)              (5,121)              (7,470)            (12,421)
                                                       -----------          -----------          -----------           ---------
          Total expenses, net .......................      251,115              232,036              172,871              32,184
                                                       -----------          -----------          -----------           ---------
     Net investment income ..........................      564,638              393,311              608,543             151,535
                                                       -----------          -----------          -----------           ---------
     NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS:
     Net realized gain (loss) from investment
        transactions ................................     177,272               (59,396)(1)          (8,770)(1)          (3,648)(1)
     Realized gain distributions received from
        investment companies ........................          --             1,927,037(1)           672,619(1)           63,610(1)
     Net increase (decrease) in unrealized
        appreciation (depreciation) on investments ..    5,570,778            5,308,200            2,038,251             177,243
                                                       -----------          -----------          -----------           ---------
     Net gain on investments ........................    5,748,050            7,175,841            2,702,100             237,205
                                                       -----------          -----------          -----------           ---------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................  $ 6,312,688          $ 7,569,152          $ 3,310,643           $ 388,740
                                                       ===========          ===========          ===========           =========

-------------
(1) From investments in affiliated investment companies.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        AGGRESSIVE ASSET
                                                             ETF ALLOCATION FUND                        ALLOCATION FUND
                                                       ----------------------------------        -------------------------------
                                                                              FOR THE                                 FOR THE
                                                        FOR THE               PERIOD              FOR THE              PERIOD
                                                          YEAR               DECEMBER 20,           YEAR             DECEMBER 20,
                                                         ENDED                 2005(1)             ENDED               2005(1)
                                                        JUNE 30,              THROUGH             JUNE 30,           THROUGH
                                                          2007             JUNE 30, 2006            2007           JUNE 30, 2006
                                                       -----------         --------------        -----------       -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income ..........................  $   564,638          $    71,475          $   393,311        $    133,021
     Net realized gain (loss) on investments ........      177,272             (347,975)           1,867,641            (122,567)
     Net increase (decrease) in unrealized
          appreciation (depreciation) on
          investments ...............................    5,570,778              536,948            5,308,200            (196,388)
                                                       -----------          -----------          -----------        ------------
Net increase (decrease) in net assets
     resulting from operations ......................    6,312,688              260,448            7,569,152            (185,934)
                                                       -----------          -----------          -----------        ------------
Distributions to shareholders from:
     Net investment income:
     Institutional Shares ...........................     (630,339)             (19,940)            (384,818)           (124,727)
     A Shares .......................................      (31,156)                (323)             (23,694)             (6,750)
                                                       -----------          -----------          -----------        ------------
                                                          (661,495)             (20,263)            (408,512)           (131,477)
                                                       -----------          -----------          -----------        ------------
     Net realized gains:
     Institutional Shares ...........................           --                   --             (588,274)                 --
     A Shares .......................................           --                   --              (46,582)                 --
                                                       -----------          -----------          -----------        ------------
                                                                --                   --             (634,856)                 --
                                                       -----------          -----------          -----------        ------------
Total distributions .................................     (661,495)             (20,263)          (1,043,368)           (131,477)
                                                       -----------          -----------          -----------        ------------
Fund share transactions (Note 5):
     Proceeds from shares sold ......................   26,681,609           20,993,784           31,604,605           7,294,647
     In-kind purchase ...............................           --                   --                   --          19,136,684
     Cost of shares issued on reinvestment
          of distributions ..........................      206,768                6,126              660,630              14,002
     Cost of shares redeemed ........................   (9,950,401)            (156,860)          (5,857,269)           (741,957)
                                                       -----------          -----------          -----------        ------------
Net increase in net assets from Fund
     share transactions .............................   16,937,976           20,843,050           26,407,966          25,703,376
                                                       -----------          -----------          -----------        ------------
Total increase in net assets ........................   22,589,169           21,083,235           32,933,750          25,385,965
NET ASSETS:
     Beginning of Period ............................   21,083,235                   --           25,385,965                   --
                                                       -----------          -----------          -----------        ------------
     End of Period ..................................  $43,672,404          $21,083,235          $58,319,715        $ 25,385,965
                                                       ===========          ===========          ===========        ============
Undistributed (distributions in excess of)
     net investment income ..........................  $   (26,360)         $    70,592          $    28,857        $     16,401
                                                       -----------          -----------          -----------        ------------

----------
(1) Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                               MODERATE ASSET                          CONSERVATIVE ASSET
                                                               ALLOCATION FUND                           ALLOCATION FUND
                                                       ----------------------------------        -------------------------------
                                                                              FOR THE                                 FOR THE
                                                        FOR THE               PERIOD              FOR THE              PERIOD
                                                          YEAR              DECEMBER 20,            YEAR             DECEMBER 20,
                                                         ENDED                 2005(1)             ENDED               2005(1)
                                                        JUNE 30,              THROUGH             JUNE 30,            THROUGH
                                                          2007             JUNE 30, 2006            2007           JUNE 30, 2006
                                                       -----------         --------------        -----------       -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income ..........................  $   608,543          $   177,060          $   151,535        $     29,343
     Net realized gain (loss) on investments ........      663,849              (74,315)              59,962             (18,395)
     Net increase (decrease) in unrealized
          appreciation (depreciation)
          on investments ............................    2,038,251             (215,957)             177,243             (17,525)
                                                       -----------          -----------          -----------        ------------
Net increase (decrease) in net assets
     resulting from operations ......................    3,310,643             (113,212)             388,740              (6,577)
                                                       -----------          -----------          -----------        ------------
Distributions to shareholders from:
     Net investment income:
     Institutional Shares ...........................     (423,261)            (138,281)            (102,006)            (21,954)
     A Shares .......................................     (207,117)             (24,368)             (51,553)             (4,297)
                                                       -----------          -----------          -----------        ------------
                                                          (630,378)            (162,649)            (153,559)            (26,251)
                                                       -----------          -----------          -----------        ------------
     Net realized gains:
     Institutional Shares ...........................     (179,382)                  --              (11,331)                 --
     A Shares .......................................      (94,175)                  --               (9,968)                 --
                                                       -----------          -----------          -----------        ------------
                                                          (273,557)                  --              (21,299)                 --
                                                       -----------          -----------          -----------        ------------
Total distributions .................................     (903,935)            (162,649)            (174,858)            (26,251)
                                                       -----------          -----------          -----------        ------------
Fund share transactions (Note 5):
     Proceeds from shares sold ......................   16,968,662            8,453,740            8,976,244           2,376,054
     In-kind purchase ...............................           --           17,654,514                   --           1,342,704
     Cost of shares issued on reinvestment
       of distributions .............................      533,095               37,699              141,300              11,708
     Cost of shares redeemed ........................   (8,373,479)          (1,718,696)          (1,611,776)           (250,087)
                                                       -----------          -----------          -----------        ------------
Net increase in net assets from Fund
     share transactions .............................    9,128,278           24,427,257            7,505,768           3,480,379
                                                       -----------          -----------          -----------        ------------
Total increase in net assets ........................   11,534,986           24,151,396            7,719,650           3,447,551
NET ASSETS:
     Beginning of Period ............................   24,151,396                   --            3,447,551                  --
                                                       -----------          -----------          -----------        ------------
     End of Period ..................................  $35,686,382          $24,151,396          $11,167,201        $  3,447,551
                                                       ===========          ===========          ===========        ============

Undistributed net investment income .................  $    45,899          $    29,140          $     6,466        $      5,393
                                                       -----------          -----------          -----------        ------------

-----------
(1) Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
-------------------------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================



The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                    FOR THE                FOR THE PERIOD
                                                                      YEAR               DECEMBER 20, 2005(1)
                                                                     ENDED                    THROUGH
                                                                  JUNE 30, 2007            JUNE 30, 2006
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES                      ---------------       ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................         $10.50                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................           0.20                     0.06
     Net realized and unrealized gain on investments .......           1.91                     0.45
                                                                     ------                   ------
     Total from investment operations ......................           2.11                     0.51
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income ............................          (0.21)                   (0.01)
                                                                     ------                   ------
          Total distributions ..............................          (0.21)                   (0.01)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD ...........................         $12.40                   $10.50
                                                                     ======                   ======
TOTAL RETURN ...............................................          20.20%                    5.11%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................           0.70%                    0.70%*
          Excluding expense limitations ....................           1.27%                    2.24%*
     Net investment income .................................           1.70%                    1.03%*
Portfolio turnover rate ....................................             44%                      58%**
Net assets at the end of period (000 omitted) ..............        $40,963                  $20,441

------------
 *   Annualized.
 **  Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================



The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                    FOR THE                FOR THE PERIOD
                                                                      YEAR               DECEMBER 20, 2005(1)
                                                                     ENDED                    THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
ETF ALLOCATION FUND -- A SHARES                                  ---------------       ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................         $10.48                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................           0.17                     0.06
     Net realized and unrealized gain on investments .......           1.91                     0.43
                                                                     ------                   ------
          Total from investment operations .................           2.08                     0.49
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income ............................          (0.18)                   (0.01)
                                                                     ------                   ------
          Total distributions ..............................          (0.18)                   (0.01)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD ...........................         $12.38                   $10.48
                                                                     ======                   ======
TOTAL RETURN(3) ............................................          19.97%                    4.86%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................           0.95%                    0.95%*
          Excluding expense limitations ....................           1.51%                    2.38%*
     Net investment income .................................           1.42%                    1.09%*
Portfolio turnover rate ....................................             44%                      58%**
Net assets at the end of period (000 omitted) ..............         $2,709                   $  643

------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                    FOR THE                 FOR THE PERIOD
                                                                      YEAR               DECEMBER 20, 2005(1)
                                                                     ENDED                     THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES         ---------------       ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................         $10.55                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................           0.10                     0.11(3)
     Net realized and unrealized gain on investments .......           1.81                     0.50
                                                                     ------                   ------
          Total from investment operations .................           1.91                     0.61
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income ............................          (0.10)                   (0.06)
     From net realized gains ...............................          (0.16)                      --
                                                                     ------                   ------
          Total distributions ..............................          (0.26)                   (0.06)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD ...........................         $12.20                   $10.55
                                                                     ======                   ======
TOTAL RETURN ...............................................          18.25%                    6.08%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................           0.50%                    0.50%*
          Excluding expense limitations ....................           0.52%                    1.48%*
     Net investment income .................................           0.90%                    1.90%*,(3)
Portfolio turnover rate ....................................             14%                      24%**
Net assets at the end of period (000 omitted) ..............        $53,249                  $23,772

-------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                    FOR THE                 FOR THE PERIOD
                                                                     YEAR                DECEMBER 20, 2005(1)
                                                                     ENDED                     THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES                     ---------------       ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................         $10.54                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................           0.08                     0.11(4)
     Net realized and unrealized gain on investments .......           1.80                     0.48
                                                                     ------                   ------
          Total from investment operations .................           1.88                     0.59
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income ............................          (0.07)                   (0.05)
     From net realized gains ...............................          (0.16)                      --
                                                                     ------                   ------
          Total distributions ..............................          (0.23)                   (0.05)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD ...........................         $12.19                   $10.54
                                                                     ======                   ======
TOTAL RETURN(3) ............................................          18.01%                    5.93%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................           0.75%                    0.75%*
          Excluding expense limitations ....................           0.76%                    3.59%*
     Net investment income .................................           0.69%                    1.90%*,(4)
Portfolio turnover rate ....................................             14%                      24%**
Net assets at the end of period (000 omitted) ..............         $5,070                   $1,614

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                    FOR THE                 FOR THE PERIOD
                                                                      YEAR               DECEMBER 20, 2005(1)
                                                                     ENDED                     THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES          ---------------         ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $10.30                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2)                                          0.23                     0.15(3)
     Net realized and unrealized gain on investments                   1.02                     0.22
                                                                     ------                   ------
          Total from investment operations                             1.25                     0.37
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income                                       (0.23)                   (0.07)
     From net realized gains                                          (0.10)                      --
                                                                     ------                   ------
          Total distributions                                         (0.33)                   (0.07)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD                                     $11.22                   $10.30
                                                                     ======                   ======
TOTAL RETURN                                                          12.36%                    3.74%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations                                0.50%                    0.50%*
          Excluding expense limitations                                0.69%                    1.67%*
     Net investment income                                             2.12%                    2.74%*,(3)
Portfolio turnover rate                                                  34%                      30%**
Net assets at the end of period (000 omitted)                       $21,147                  $19,732

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                    FOR THE                 FOR THE PERIOD
                                                                      YEAR               DECEMBER 20, 2005(1)
                                                                      ENDED                    THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
MODERATE ASSET ALLOCATION FUND -- A SHARES                       ---------------        ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $10.28                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2)                                          0.21                     0.16(4)
     Net realized and unrealized gain on investments                   1.01                     0.19
                                                                     ------                   ------
          Total from investment operations                             1.22                     0.35
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income                                       (0.21)                   (0.07)
     From net realized gains                                          (0.10)                      --
                                                                     ------                   ------
          Total distributions                                         (0.31)                   (0.07)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD                                     $11.19                   $10.28
                                                                     ======                   ======
TOTAL RETURN(3)                                                       12.04%                    3.49%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations                                0.75%                    0.75%*
          Excluding expense limitations                                0.93%                    1.87%*
     Net investment income                                             1.92%                    3.03%*,(4)
Portfolio turnover rate                                                  34%                      30%**
Net assets at the end of period (000 omitted)                       $14,539                   $4,419

---------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                    FOR THE                 FOR THE PERIOD
                                                                     YEAR                DECEMBER 20, 2005(1)
                                                                     ENDED                     THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES      ---------------         ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $10.17                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2)                                          0.31                     0.16(3)
     Net realized and unrealized gain on investments                   0.65                     0.10
                                                                     ------                   ------
          Total from investment operations                             0.96                     0.26
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income                                       (0.27)                   (0.09)
     From net realized gains                                          (0.05)                      --
                                                                     ------                   ------
          Total distributions                                         (0.32)                   (0.09)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD                                     $10.81                   $10.17
                                                                     ======                   ======
TOTAL RETURN                                                           9.62%                    2.59%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations                                0.50%                    0.50%*
          Excluding expense limitations                                3.08%                   10.76%*
     Net investment income                                             2.86%                    3.05%*,(3)
Portfolio turnover rate                                                  47%                      23%**
Net assets at the end of period (000 omitted)                        $7,894                   $2,725

------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                    FOR THE                 FOR THE PERIOD
                                                                      YEAR                DECEMBER 20, 2005(1)
                                                                     ENDED                     THROUGH
                                                                  JUNE 30, 2007             JUNE 30, 2006
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES                   ---------------       ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $10.17                   $10.00
                                                                     ------                   ------
INVESTMENT OPERATIONS:
     Net investment income(2)                                          0.27                     0.19(4)
     Net realized and unrealized gain on investments                   0.66                     0.06
                                                                     ------                   ------
          Total from investment operations                             0.93                     0.25
                                                                     ------                   ------
DISTRIBUTIONS:
     From net investment income                                       (0.25)                   (0.08)
     From net realized gains                                          (0.05)                      --
                                                                     ------                   ------
          Total distributions                                         (0.30)                   (0.08)
                                                                     ------                   ------
NET ASSET VALUE -- END OF PERIOD                                     $10.80                   $10.17
                                                                     ======                   ======
TOTAL RETURN(3)                                                        9.30%                    2.53%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations                                0.75%                    0.75%*
          Excluding expense limitations                                3.73%                   10.98%*
     Net investment income                                             2.57%                    3.46%*,(4)
Portfolio turnover rate                                                  47%                      23%**
Net assets at the end of period (000 omitted)                        $3,273                    $ 723

-----------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 199 4. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, four of which are included in these financial statements. The four series included are: Wilmington ETF Allocation Fund ("ETF Allocation Fund"), and Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund"), (collectively, the "Asset Allocation Funds") (each, a "Fund" and collectively, the "Funds"). The Asset Allocation Funds will invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. The Underlying Funds' financial statements are included in separate reports. The ETF Allocation Fund primarily invests in Exchange Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

     Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time). Securities held by the ETF Allocation Fund which are listed on the securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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     In September 2006, the Financial  Accounting  Standards Board (FASB) issued
     Statement  of  Financial   Accounting   Standards  No.  157,   "Fair  Value
     Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     In addition to the expenses reflected on the statement of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

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   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. For the ETF Allocation Fund, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a subadvisory fee from RSMC with respect to the ETF Allocation Fund. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                               EXPENSE
                                              LIMITATION*   EXPIRATION DATE
                                             ------------   ---------------

     ETF Allocation Fund ...................     0.70%       July 1, 2011
     Aggressive Asset Allocation Fund ......     0.50%       July 1, 2011
     Moderate Asset Allocation Fund ........     0.50%       July 1, 2011
     Conservative Asset Allocation Fund ....     0.50%       July 1, 2011


--------------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

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--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

     PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2007 are shown separately in the statements of operations.

     The ETF Allocation Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the year ended June 30, 2007 were $23,007.

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--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the year ended June 30, 2007,
     purchases  and  sales  of  investment   securities   (excluding  short-term
     investments) were as follows:

                        ETF            AGGRESSIVE ASSET      MODERATE ASSET     CONSERVATIVE ASSET
                  ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                 -----------------    -----------------    -----------------    -------------------
Purchases ......    $31,916,316          $34,929,595          $21,196,461          $10,006,002
Sales ..........     15,197,931            6,063,749           10,019,524            2,670,155

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows.

                                                     INSTITUTIONAL SHARES                      A SHARES
                                              --------------------------------         ----------------------------
                                               SHARES                DOLLARS             SHARES          DOLLARS
                                              ---------            -----------         ----------      ------------
ETF ALLOCATION FUND
Sold ......................................   2,187,957            $24,852,665          163,788        $  1,828,944
Issued on reinvestment of distributions ...      15,357                180,435            2,243              26,333
Redeemed ..................................    (848,013)            (9,852,397)          (8,533)            (98,004)
                                              ---------            -----------         --------        ------------
Net increase ..............................   1,355,301            $15,180,703          157,498        $  1,757,273
                                              =========            ===========         ========        ============
AGGRESSIVE ASSET ALLOCATION FUND
Sold ......................................   2,558,237            $28,517,703          273,218        $  3,086,902
Issued on reinvestment of distributions ...      51,987                595,971            5,610              64,659
Redeemed ..................................    (499,878)            (5,672,512)         (15,934)           (184,757)
                                              ---------            -----------         --------        ------------
Net increase                                  2,110,346            $23,441,162          262,894        $  2,966,804
                                              =========            ===========         ========        ============
MODERATE ASSET ALLOCATION FUND
Sold ......................................     637,061            $ 6,924,820          930,517         $10,043,842
Issued on reinvestment of distributions ...      22,310                241,933           26,735             291,162
Redeemed ..................................    (689,717)            (7,406,649)         (88,121)           (966,830)
                                              ---------            -----------         --------        ------------
Net increase (decrease)                         (30,346)           $  (239,896)         869,131         $ 9,368,174
                                              =========            ===========         ========        ============
CONSERVATIVE ASSET ALLOCATION FUND
Sold ......................................     580,059            $ 6,268,954          254,764        $  2,707,290
Issued on reinvestment of distributions ...       7,624                 81,454            5,626              59,846
Redeemed ..................................    (125,043)            (1,308,736)         (28,361)           (303,040)
                                              ---------            -----------         --------        ------------
Net increase ..............................     462,640            $ 5,041,672          232,029        $  2,464,096
                                              =========            ===========         ========        ============

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--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



     Transactions in shares of capital stock for the period ended June 30, 2006 for the Institutional Shares and A Shares were as follows.

                                                     INSTITUTIONAL SHARES                      A SHARES
                                              --------------------------------         ----------------------------
                                               SHARES                DOLLARS             SHARES          DOLLARS
                                              ---------            -----------         ----------      ------------
ETF ALLOCATION FUND
Sold .....................................    1,961,748            $20,350,114           61,758          $  643,670
Issued on reinvestment of distributions ..          570                  5,803               32                 323
Redeemed .................................      (14,825)              (152,133)            (472)             (4,727)
                                              ---------            -----------         --------          ----------
Net increase .............................    1,947,493            $20,203,784           61,318          $  639,266
                                              =========            ===========         ========          ==========
AGGRESSIVE ASSET ALLOCATION FUND
Sold .....................................      531,531            $ 5,661,033          152,729          $1,633,614
In-kind purchase .........................    1,791,274             19,136,684               --                  --
Issued on reinvestment of distributions ..          815                  8,282              563               5,720
Redeemed .................................      (69,306)              (740,680)            (128)             (1,277)
                                              ---------            -----------         --------          ----------
Net increase .............................    2,254,314            $24,065,319          153,164           1,638,057
                                              ---------            -----------         --------          ----------
MODERATE ASSET ALLOCATION FUND
Sold .....................................      384,952            $ 3,996,724          427,686          $4,457,016
In-kind purchase .........................    1,695,539             17,654,514              --                   --
Issued on reinvestment of distributions ..        1,344                 13,576            2,392              24,123
Redeemed .................................     (166,124)            (1,714,632)            (395)             (4,064)
                                              ---------            -----------         --------          ----------
Net increase .............................    1,915,711            $19,950,182          429,683          $4,477,075
                                              =========            ===========         ========          ==========
CONSERVATIVE ASSET ALLOCATION FUND
Sold .....................................      155,235            $ 1,585,134           77,032          $  790,920
In-kind purchase .........................      130,444              1,342,704               --                  --
Issued on reinvestment of distributions ..          126                  7,924              377               3,784
Redeemed .................................      (17,872)              (186,648)          (6,325)            (63,439)
                                              ---------            -----------         --------          ----------
Net increase .............................      267,933            $ 2,749,114           71,084          $  731,265
                                              =========            ===========         ========          ==========

6. IN-KIND PURCHASE. On March 15, 2006, the Wilmington Trust Maximum Appreciation Strategic Allocation Fund, Wilmington Trust Strategic Allocation Fund, Wilmington Trust Balanced Strategic Allocation Fund, and Wilmington Trust Growth & Income Strategic Allocation Fund (the Common Trust Funds"), transferred all of their assets, including their securities, to the Funds in exchange for Institutional Shares based on the assets transferred to each respective Fund divided by the net asset value of the respective FundInstitutional Shares. For Federal income tax purposes, the transfers were treated as tax-free exchanges and the Wilmington Common Trust Funds basis in the transferred securities carried over to the respective Funds. The transactions are summarized as follows:


                                                                UNREALIZED
                                           ASSETS RECEIVED     APPRECIATION
                                            ON 3/15/2006       ON 3/15/2006
                                            ------------       ------------
Aggressive Asset Allocation Fund .......    $19,136,684         $2,766,623
Moderate Asset Allocation Fund .........     17,654,514          2,265,167
Conservative Asset Allocation Fund .....      1,342,704             95,553

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--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================



7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences:

                                                ETF           AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                           ALLOCATION FUND     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                         -----------------   -----------------   -----------------    -------------------
Undistributed net investment income ....      $     (95)      $     27,657         $    38,594           $    3,097
Accumulated net realized gain (loss)
        on investments .................             95            (27,657)            (38,594)              (3,097)

The tax character of distributions paid for the year ended June 30, 2007 and the period ended June 30, 2006 was as follows:

                                                ETF           AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                           ALLOCATION FUND     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                         -----------------   -----------------   -----------------    -------------------
YEAR ENDED JUNE 30, 2007
Ordinary income ........................     $  661,495        $ 1,043,368         $   895,060         $    174,858
Long-term capital gain .................             --                 --               8,875                   --
                                             ----------        -----------         -----------         ------------
Total distributions ....................     $  661,495        $ 1,043,368         $   903,935         $    174,858
                                             ==========        ===========         ===========         ============

                                                ETF           AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                           ALLOCATION FUND     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                         -----------------   -----------------   -----------------    ------------------
PERIOD ENDED JUNE 30, 2006
Ordinary income ........................      $  20,263        $   131,477         $   162,649         $     26,251

As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

                                                ETF           AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                           ALLOCATION FUND     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                         -----------------   -----------------   -----------------    ------------------
Undistributed ordinary income                $  (24,808)        $   30,409         $    47,451         $      8,018
Undistributed long-term capital gains                --          1,240,549             447,329               38,931
Capital loss carryforwards                      (92,227)                --                  --                   --
Other temporary differences                      (1,552)            (1,552)             (1,552)              (1,552)
Net unrealized appreciation of investments    6,029,345          7,720,447           3,917,515              233,511
                                             ----------         ----------         -----------         ------------
Total accumulated earnings                   $5,910,758         $8,989,853         $ 4,410,743         $    278,908
                                             ==========         ==========         ===========         ============

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--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of trustees.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2007, the following Fund had capital loss carryforwards that will expire as follows:

                                  ETF
                            ALLOCATION FUND
                            ---------------

         6/30/2015             $92,227
                               =======

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

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WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================



To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETF Allocation Fund, Aggressive Asset
Allocation Fund, Moderate Asset Allocation Fund and Conservative Asset Allocation Fund (the "Funds") (four of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for the year then ended and for the period December 20, 2005 (commencement of operations) through June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian or Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Allocation Fund, Aggressive Asset Allocation Fund, Moderate Asset Allocation Fund and Conservative Asset Allocation Fund series of WT Mutual Fund at June 30, 2007, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and for the period December 20, 2005 (commencement of operations) through June 30, 2006, in conformity with U.S. generally accepted accounting principles.



                                                /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
    TAX INFORMATION (UNAUDITED)
================================================================================



For the fiscal year ended June 30, 2007, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distribution (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income distributions that qualify is as follows:

     ETF Allocation Fund ............................       97.2%
     Aggressive Asset Allocation Fund ...............       36.8%
     Moderate Asset Allocation Fund .................       16.3%
     Conservative Asset Allocation Fund .............        9.8%

For corporate shareholders,  the percentage of the ordinary income distributions
(dividend  income  plus  short-term   gains,  if  any)  which  qualify  for  the
dividends-received deductions is as follows:

     ETF Allocation Fund ............................       85.9%
     Aggressive Asset Allocation Fund ...............       13.0%
     Moderate Asset Allocation Fund .................        7.0%
     Conservative Asset Allocation Fund .............        4.4%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Moderate Asset Allocation Fund paid capital gain distributions (from net long-term capital gains) of $8,875 for the fiscal year ended June 30, 2007.

In January 2008, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND          OTHER
                               POSITION(S)            TERM OF OFFICE AND           OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY     HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE       TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
NEIL WOLFSON  (2)        Trustee, President and    Shall serve at the          President of Wilmington       24       None
Date of Birth: 6/64      Chief Executive Officer   pleasure of the Board and   Trust Investment
                                                   until successor is          Management, LLC ("WTIM")
                                                   elected and qualified.      since November 2006;
                                                   Trustee since November      Chief Investment Officer
                                                   2005. President and Chief   of WTIM from 2004 to
                                                   Executive Officer since     2006; Partner with KPMG
                                                   January 2006.               (public accounting) from
                                                                               1996 to 2004.


ROBERT J. CHRISTIAN(3)   Trustee                   Shall serve until death,    Retired since February        24       Fund Vantage
Date of Birth: 2/49                                resignation or removal.     2006. Executive Vice                   Trust
                                                   Trustee since October       President of Wilmington
                                                   1998; President and         Trust Company from
                                                   Chairman of the Board       February 1996 to February
                                                   from October 1998 to        2006; President of Rodney
                                                   January 2006.               Square Management
                                                                               Corporation ("RSMC") from
                                                                               1996 to 2005; Vice
                                                                               President of RSMC from
                                                                               2005 to 2006.


--------------------
1 The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and the Roxbury Funds (2).
2 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
3 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES


                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND          OTHER
                               POSITION(S)            TERM OF OFFICE AND           OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY     HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE       TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
ROBERT ARNOLD            Trustee                   Shall serve until          Founder and                   24        First Potomac
Date of Birth: 3/44                                death, resignation         co-manager, R.H.                        Realty Trust
                                                   or removal. Trustee        Arnold & Co., Inc.                      (real estate
                                                   since May 1997.            (financial                              investment
                                                                              consulting) since                       trust).
                                                                              1989.


DR. ERIC BRUCKER         Trustee                   Shall  serve               Professor of Economics,       24        None
Date of Birth: 12/41                               until death,               Widener University since
                                                   resignation or             July 2004; formerly Dean,
                                                   removal.                   School of Business
                                                   Trustee since              Administration of Widener
                                                   October 1999.              University from 2001 to
                                                                              2004; Dean, College of
                                                                              Business, Public Policy
                                                                              and Health at the
                                                                              University of Maine from
                                                                              September 1998 to June
                                                                              2001.


NICHOLAS GIORDANO        Trustee and               Shall serve                Consultant, financial         24        Kalmar Pooled
Date of Birth: 3/43      Chairman of the           until death,               services organizations                  Investment
                         Board                     resignation or             from 1997 to present;                   Trust;
                                                   removal.                   Interim President,                      Independence
                                                   Trustee since              LaSalle University from                 Blue Cross;
                                                   October 1998.              1998 to 1999.                           IntriCon
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      furnaces and
                                                                                                                      ovens);
                                                                                                                      Commerce
                                                                                                                      Bancorp, Inc;
                                                                                                                      The RBB Fund,
                                                                                                                      Inc.


LOUIS KLEIN, JR.         Trustee                   Shall serve                Self-employed financial       29        CRM Mutual
Date of Birth: 5/35                                until death,               consultant since 1991.                  Fund Trust
                                                   resignation or                                                     (since
                                                   removal.                                                           June
                                                   Trustee since                                                      2005); WHX
                                                   October 1999.                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      manufacturer).


JOHN J. QUINDLEN         Trustee                   Shall serve                Retired since 1993;           24        None
Date of Birth: 5/32                                until death,               Former Chief Financial
                                                   resignation or             Officer of E.I. duPont de
                                                   removal.                   Nemours and Co.
                                                   Trustee since
                                                   October 1999.


MARK A. SARGENT          Trustee                   Shall serve until          Dean and Professor            24        The RBB
Date of Birth: 4/51                                death, resignation         of Law, Villanova                       Fund,
                                                   or removal. Trustee        University School of                    Inc.; NYSE
                                                   since November 2001.       Law since July 1997.                    Regulation,
                                                                                                                      Inc.;
                                                                                                                      Financial
                                                                                                                      Industry
                                                                                                                      Regulatory
                                                                                                                      Authority
                                                                                                                      (FINRA).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS


                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND          OTHER
                               POSITION(S)            TERM OF OFFICE AND           OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY     HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE       TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
CLAYTON M. ALBRIGHT      Vice President            Shall serve at the         Vice President, WTIM          N/A           N/A
1100 North Market                                  pleasure of the Board      since 2006; Vice
Street                                             and until successor is     President, RSMC since
Wilmington, DE 19890                               elected and qualified.     2001; Vice President of
Date of Birth: 9/53                                Officer since October      Wilmington Trust Company
                                                   1998.                      since 1997.


JOSEPH M. FAHEY, JR.     Vice President            Shall serve at the         Vice President, RSMC          N/A           N/A
1100 North Market                                  pleasure of the Board      since 1992.
Street                                             and until successor is
Wilmington, DE 19890                               elected and qualified.
Date of Birth: 1/57                                Officer since November
                                                   1999.


JOHN J. KELLEY           Vice President & Chief    Shall serve at the         Vice President of             N/A           N/A
1100 North Market        Financial Officer         pleasure of the            RSMC since July
Street                                             Board and until            2005; Vice President
Wilmington, DE 19890                               successor is elected       of PFPC Inc. from
Date of Birth: 9/59                                and qualified.             January 2005 to July
                                                   Officer since              2005; Vice President
                                                   September 2005.            of Administration,
                                                                              1838 Investment
                                                                              Advisors, LP from
                                                                              1999 to 2005; Chief
                                                                              Compliance Officer,
                                                                              1838 Investment
                                                                              Advisors, LP from
                                                                              2004 to 2005.


ANNA M. BENCROWSKY       Chief Compliance          Shall serve at the         Chief Compliance              N/A           N/A
1100 North Market        Officer & Anti-Money      pleasure of the            Officer, Rodney
Street                   Laundering Officer        Board and until            Square Management
Wilmington, DE 19890                               successor is elected       Corporation since
Date of Birth: 5/51                                and qualified.             2004; Vice President
                                                   Officer since              and Chief Compliance
                                                   September 2004.            Officer, 1838
                                                                              Investment Advisors,
                                                                              LP from 1998 to 2004.


CHARLES D. CURTIS, JR.   Vice President &          Shall serve at the         Vice President of             N/A           N/A
1100 North Market        Treasurer                 pleasure of the            RSMC since Feb.
Street                                             Board and until            2007; Vice President
Wilmington, DE 19890                               successor is elected       of PFPC Inc. from
Date of Birth: 10/55                               and qualified.             1991 to 2007.
                                                   Officer since
                                                   February 2007.


EDWARD W. DIFFIN, JR.    Vice President &          Shall serve at the         Vice President of             N/A           N/A
1100 North Market        Secretary                 pleasure of the            RSMC since Nov.
Street                                             Board and until            2006; Coleman
Wilmington, DE 19890                               successor is elected       Counsel Per Diem
Date of Birth: 1/52                                and qualified.             from Nov. 2005 to
                                                   Officer since              Nov. 2006; Vice
                                                   February 2007.             President and Senior
                                                                              Counsel of Merrill
                                                                              Lynch & Co., Inc. from
                                                                              1994 to 2005.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available, without charge, on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

\

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                          -----------------------------


                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                            CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                      Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                          -----------------------------


                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                          -----------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                          -----------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          -----------------------------


THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ETF & ASSET ALLOCATION FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


EAAF-ANN-6/07

                                                                      WILMINGTON
                                                                           FUNDS



--------------------------------------------------------------------------------
FUNDAMENTALLY
WEIGHTED FUNDS
--------------------------------------------------------------------------------

          o  LARGE COMPANY
          o  SMALL COMPANY







                                     ANNUAL
                                  June 30, 2007

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DESCRIPTION OF INDICES
--------------------------------------------------------------------------------


CONTENTS                                                                page

President's Message ................................................     2

Expense Disclosure .................................................     8

Disclosure of Portfolio Holdings ...................................    10

Investments ........................................................    11

Financial Statements ...............................................    48


                                                                        page

Financial Highlights ...............................................    51

Notes to Financial Statements ......................................    55

Report of Independent Registered Public Accounting Firm ............    60

Tax Information ....................................................    61

Trustees and Officers ..............................................    62



DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      Equity markets posted solid gains during the second quarter of 2007. Corporate profits have proven resilient; the economy appears to be on solid footing; and, the Federal Reserve's Open Market Committee (the "Fed") seems content with leaving interest rates where they are. As interest rates moved higher from mid-May through the beginning of June, the support provided by private equity money was questioned as the cost of leverage buyouts rose. Midsize and smaller-cap stocks, particularly those with lower valuations, performed poorly with the prospect of buyouts diminishing. Oil breached $70/barrel, a level not seen since the spring and summer months of 2006. Higher energy costs have had little effect on the economy so far, but a continuation of this trend could prompt the Fed to tighten if these costs find their way into finished products. Fortunately, job creation has been solid and employee wage gains continue to support a stable environment from the consumer side of the economy, with the average consumer appearing to be able to absorb these higher energy costs. The turmoil emanating from the sub-prime mortgage market continues to fester with high delinquencies and inventories of unsold homes continuing to rise. Bear Stearns' bailout of two of its hedge funds has caused increased angst among investors. Concerns about the use of leverage to bet on mortgage securities whose collateral comes into question can lead to a re-pricing of the entire sector. The asset values of these securities with the funds are determined via calculations based on theoretical spread assumptions of the yield curve and can vary significantly from open market trades. As these securities get marked to the market, supply and demand play a more important role in determining the value of these securities. The unwinding of these leveraged bets on sub-prime mortgages could snowball into a dramatic revaluation of these securities that could have far reaching effects on the financial market as a whole should this mark to market extend beyond sub-prime to other areas of the mortgage and collateralized debt markets. There is already some evidence of spread widening in the more speculative areas of the bond market which may cause a dampening of capital formation for more speculative ventures.

      The Fed continues to cast a wary eye towards future inflation. Now that the economy appears to have hit a bottom in terms of growth in the first quarter of 2007, the second quarter is shaping up to produce growth near 4%. Averaging the first and expected second quarter growth rates produces an expected average growth rate around 2.3%. Renewed strength in the economy (at least relative to the very slow Q1) brings the specter of higher inflation and an active Fed. However, worldwide rates appear stable with the EU passing on its most recent opportunity to raise rates. As the market turns to an expectation of higher future growth, smaller-cap stocks have performed better. The quarter started out with a focus on large-cap growth stocks with international exposure that benefited from higher growth rates abroad. In the latest month, small-cap growth outperformed on the prospect of higher growth in the domestic economy, especially with monetary restraint being applied in international markets. During the second quarter, Energy, Technology, and Industrials led the way, outperforming the broad averages. Energy performed well on the rise of oil and gas prices based on supply concerns along with continued strong worldwide demand. Industrials and Technology stocks are exposed most heavily to foreign sales and the decline in the value of the dollar creates a beneficial translation in sales and profits from overseas sales. Higher growth rates from economies outside the U.S. also contributed to a strong demand picture and therefore higher relative growth versus more domestically oriented sectors.
Utilities and Financials were the worst performing sectors during the 2nd quarter. Higher interest rates created some competition for high-yielding equities, especially in light of the possible loss of the favorable tax treatment of dividends post the 2008 election. The ongoing problems in the mortgage market continued to weigh heavily on financial stocks.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND AND PERFORMANCE

      Because the Fundamentally Weighted Funds are new, we will briefly review our strategy of fundamental weighting. Fundamental weighting is an imposing-sounding name for a relatively simple investment approach in which stock portfolios are built by fundamental measures of a company's size rather than by market capitalization. As a result, fundamental weighting offers investors an alternative to traditional index funds--one that is supported by research showing fundamentally weighted portfolios to be tax efficient and to provide better risk-adjusted returns.

      Traditional market-cap weighted index investing has become immensely popular with investors in recent years, and it's easy to see why. It is characterized by three desirable components of portfolio construction: diversification; transparency and rules-based implementation; and relatively low turnover. But market-cap weighting has a major flaw: by definition, it places too much emphasis on overpriced stocks and not enough emphasis on stocks that are more attractively priced. The result is that an index fund investor may be assuming more risk than he or she realizes. While this overweighting of overpriced stocks and underweighting of underpriced stocks raises issues of risk and imbalance every day, these problems are exacerbated during periods of market bubbles or crashes, when stocks or groups of stocks rise or fall to unreasonable levels of popularity.

      By contrast, in weighting stocks, the fundamental approach uses metrics of a company's size that are unrelated to the price the market assigns to its stock. The fundamental measures of company size we currently use (which are subject to change) include dividends, free cash flow, and net income. We chose our mix because we wanted measures of size that appeal to owners of common stock. Besides the obvious value of dividends and their theoretical prominence in dividend discount models, dividends are a sign that management cares about shareholder value and is not merely building an empire. Companies with sufficient growth prospects should retain the cash and invest in themselves. For that reason, we like free cash flow as well. Profits are our third component. These are valuable and offer breadth and hence diversification. Our approach results in diversified portfolios of several hundred securities. It also gives us the ability to harvest tax losses to offset capital gains.

      We recognize that no single recipe will perform best in all scenarios. In any given period, some individual metrics will do well relative to others and a blend is likely to fall in the middle. In the most recent quarter, the dividend yield factor performed poorly with weakness in Utilities, REITs, and Financials. Of eight factors we track, dividends posted the worst performance in large, mid, and small-capitalization ranges. Free cash flow turned in a strong performance in the large and midsize company strategies after performing poorly in the first quarter. Net Income was strong in small company stocks. Sales, a factor we don't currently use, continues to post solid results. The sales factor may very well be tied to stocks that private equity investors have found attractive this year as these stocks typically have low valuations and high cash flows, allowing for the additional leverage required for these takeovers.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      It is also appropriate to remind our investors that our strategy emphasizes stocks with value characteristics. Historically value has outperformed growth over long horizons, as shown by the performance of the Russell 1000 Value and Growth Index for the five-year (13.3% versus 9.3%) and ten-year (9.9% versus 4.4%) periods ending June 30, 2007. There are periods when growth outperforms value, such as over the last quarter (and year-to-date). Management of the Funds does not attempt to shift among styles. Our commitment to value is long-term and we are prepared to experience periods, perhaps long, when value is out of favor. Also worth noting is that the Funds favor companies that pay dividends. As 2008 approaches, we are concerned that political shifts may affect tax policy, specifically an increase on the rate paid on dividend income. Such a shift may hurt the valuation of dividend paying companies relative to others. If we perceive a significant risk of a tax increase on dividend income relative to other income and that the market has not already discounted the risk, we may reduce our emphasis on dividend income.

      We believe the Funds combine the best features of conventional index funds--diversification, rules-based investing and low turnover--with the opportunity to take advantage of the frequent valuation errors that occur in the equity markets. It's similar to index investing, but it rejects the notion that stock prices should play a pivotal role in the weighting of securities in a portfolio. Over time, we are confident that the merits of the Funds will be borne out by their experience.

WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS

      The Institutional Shares of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") returned 6.06% for the period December 18, 2006, commencement of operations, through June 30, 2007, compared to a return of 6.57% for the Russell 1000 Index.

      The top ten holdings of the Large Company Fund as of June 30, 2007, representing approximately 23.8% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS       PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------       ----------------------------
Exxon Mobil Corp.                     4.06%                  Pfizer, Inc.                           1.88%
General Electric Co.                  3.43%                  Bank of America Corp.                  1.82%
Citigroup, Inc.                       3.05%                  Chevron Texaco Corp.                   1.62%
Microsoft Corp.                       2.76%                  American International Group, Inc.     1.61%
Altria Group, Inc.                    2.00%                  Verizon Communications, Inc.           1.55%

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

                   FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                      Fundamentally
                                         Weighted      Fundamentally
                                      Large Company       Weighted
                         Russell         Fund --       Large Company
                           1000       Institutional       Fund --
                          Index           Shares          A Shares
                         -------      -------------    -------------
12/18/06                 $10,000         $10,000          $ 9,650
6/30/07                   10,657          10,606           10,215


--------------------------------------------------------------------------------

                                  Total Return
                                ----------------
                                                                      SINCE
                                                                    INCEPTION
                                                                    ---------
 Fundamentally Weighted Large Company Fund -- Institutional Shares    6.06%
 Fundamentally Weighted Large Company Fund -- A Shares(1)             2.15%
 Fundamentally Weighted Large Company Fund -- A Shares at NAV         5.85%
 Russell 1000 Index                                                   6.57%

----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 18, 2006, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     (1) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      The Institutional Shares of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") returned 4.34% for the period December 18, 2006, commencement of operations, through June 30, 2007, compared to a return of 5.86% for the Russell 2000 Index.

      The top ten holdings of the Small Company Fund as of June 30, 2007, representing approximately 6.5% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS     10 LARGEST HOLDINGS         PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------     -------------------         ----------------------------
OM Group, Inc.                         0.98%              Commerce Group, Inc.                     0.58%
Blockbuster, Inc. -- Class A           0.93%              Deluxe Corp.                             0.58%
USA Mobility, Inc.                     0.75%              Centerling Holding Co.                   0.51%
Odyssey Re Holdings Corp.              0.66%              Centennial Communications, Inc.          0.48%
Strategic Hotel Capital, Inc.          0.61%              Cousins Properties, Inc.                 0.46%


                   FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                      Fundamentally
                                         Weighted      Fundamentally
                                      Small Company       Weighted
                         Russell         Fund --       Small Company
                           2000       Institutional       Fund --
                          Index           Shares          A Shares
                         -------      -------------    -------------
12/18/06                 $10,000         $10,000          $ 9,650
6/30/07                   10,586          10,434           10,066

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                  Total Return
                                ----------------
                                                                      SINCE
                                                                    INCEPTION
                                                                    ---------
 Fundamentally Weighted Small Company Fund -- Institutional Shares    4.34%
 Fundamentally Weighted Small Company Fund -- A Shares(1)             0.64%
 Fundamentally Weighted Small Company Fund -- A Shares at NAV         4.29%
 Russell 2000 Index                                                   5.86%

--------------------------------------------------------------------------------


----------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 18, 2006, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2007, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

     (1) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.


      We thank the early investors in the Fundamentally Weighted Large and Small Company Funds, and we look forward to reporting to you again in six months. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.


                                                Sincerely,

                                                /s/ Neil Wolfson

                                                Neil Wolfson
                                                President


July 23, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES


                                                      BEGINNING      ENDING                    EXPENSES
                                                       ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                        VALUE         VALUE        EXPENSE      DURING
                                                       1/01/07       6/30/07        RATIO       PERIOD*
                                                      ---------     ---------    ----------    --------
LARGE COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return ...............................    $1,000.00     $1,059.60       0.60%       $3.06
Hypothetical 5% Return Before Expenses ...........     1,000.00      1,021.82       0.60%        3.01

LARGE COMPANY FUND -- A SHARES
Actual Fund Return ...............................    $1,000.00     $1,057.50       0.85%       $4.34
Hypothetical 5% Return Before Expenses ...........     1,000.00      1,020.58       0.85%        4.26

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007


                                                      BEGINNING      ENDING                    EXPENSES
                                                       ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                        VALUE         VALUE        EXPENSE      DURING
                                                       1/01/07       6/30/07        RATIO       PERIOD*
                                                      ---------     ---------    ----------    --------
SMALL COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return                                    $1,000.00     $1,030.00       0.60%       $3.02
Hypothetical 5% Return Before Expenses                 1,000.00      1,021.82       0.60%        3.01

SMALL COMPANY FUND -- A SHARES
Actual Fund Return                                    $1,000.00     $1,029.50       0.85%       $4.28
Hypothetical 5% Return Before Expenses                 1,000.00      1,020.58       0.85%        4.26

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

JUNE 30, 2007

The following tables present a summary of the portfolio holdings of the Fundamentally Weighted Funds as a percentage of their total investments.


FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND

COMMON STOCKS
   Financials                                   27.3%
   Information Technology                       11.9%
   Industrials                                  10.8%
   Health Care                                  10.6%
   Consumer Staples                              9.9%
   Consumer Discretionary                        9.3%
   Energy                                        8.9%
   Telecommunication Services                    4.0%
   Utilities                                     3.6%
   Materials                                     3.4%
SHORT-TERM INVESTMENTS                           0.3%
                                               -----
                                               100.0%
                                               =====


FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND

COMMON STOCKS
   Financials                                   34.6%
   Consumer Discretionary                       17.6%
   Industrials                                  12.9%
   Information Technology                        9.6%
   Materials                                     6.4%
   Health Care                                   4.7%
   Consumer Staples                              4.1%
   Utilities                                     4.1%
   Energy                                        3.3%
   Telecommunication Services                    2.3%
SHORT-TERM INVESTMENTS                           0.4%
                                               -----
                                               100.0%
                                               =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
COMMON STOCK -- 99.7%
  CONSUMER DISCRETIONARY -- 9.3%
    AUTO COMPONENTS -- 0.4%
     Autoliv, Inc. ..............................       710    $     40,378
     BorgWarner, Inc. ...........................       110           9,465
     Gentex Corp. ...............................        70           1,378
     Johnson Controls, Inc. .....................       180          20,839
     The Goodyear Tire & Rubber Co.* ............        40           1,390
     TRW Automotive Holdings Corp.* .............       510          18,783
                                                               ------------
                                                                     92,233
                                                               ------------
    AUTOMOBILES -- 1.2%
     Ford Motor Co. .............................    20,800         195,936
     General Motors Corp. .......................     1,730          65,394
     Harley-Davidson, Inc. ......................       320          19,075
     Thor Industries, Inc. ......................        90           4,063
                                                               ------------
                                                                    284,468
                                                               ------------
    DISTRIBUTORS -- 0.1%
     Genuine Parts Co. ..........................       400          19,840
                                                               ------------
    DIVERSIFIED CONSUMER SERVICES -- 0.2%
     Apollo Group, Inc. - Class A* ..............        80           4,674
     Career Education Corp.* ....................        40           1,351
     H&R Block, Inc. ............................       350           8,180
     Service Corp. International ................       410           5,240
     The ServiceMaster Co. ......................       640           9,894
     Weight Watchers International, Inc. ........       210          10,676
                                                               ------------
                                                                     40,015
                                                               ------------
    HOTELS, RESTAURANTS, & LEISURE -- 0.3%
     Boyd Gaming Corp. ..........................        20             984
     Carnival Corp. .............................        10             488
     Choice Hotels International, Inc. ..........        20             790
     Hilton Hotels Corp. ........................        70           2,343
     International Game Technology ..............       230           9,131
     International Speedway Corp. - Class A .....        40           2,108
     Las Vegas Sands Corp.* .....................        10             764
     Marriott International, Inc. - Class A* ....       170           7,351
     MGM MIRAGE* ................................       220          18,146
     Penn National Gaming, Inc.* ................        10             601
     Scientific Games Corp.* ....................        20             699


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    HOTELS, RESTAURANTS, & LEISURE -- (CONTINUED)
     Starwood Hotels & Resorts Worldwide, Inc. ..       160    $     10,731
     Wyndham Worldwide Corp.* ...................       510          18,492
     Wynn Resorts Ltd. ..........................        10             897
                                                               ------------
                                                                     73,525
                                                               ------------
    HOUSEHOLD DURABLES -- 0.7%
     Beazer Homes USA, Inc. .....................        70           1,727
     Black & Decker Corp. .......................       170          15,013
     Centex Corp. ...............................        80           3,208
     D.R. Horton, Inc. ..........................       510          10,164
     Fortune Brands, Inc. .......................       280          23,064
     Harman International Industries, Inc. ......        20           2,336
     Jarden Corp.* ..............................        20             860
     KB Home Co. ................................       110           4,331
     Leggett & Platt, Inc. ......................       330           7,276
     Lennar Corp. - Class A .....................       600          21,936
     M.D.C. Holdings, Inc. ......................        10             484
     Mohawk Industries, Inc.* ...................        50           5,040
     Newell Rubbermaid, Inc.* ...................       710          20,895
     NVR, Inc.* .................................        30          20,392
     Pulte Corp. ................................       270           6,062
     Ryland Group, Inc. .........................        20             747
     Snap-On, Inc. ..............................        20           1,010
     Standard Pacific Corp. .....................        40             701
     The Stanley Works ..........................       150           9,105
     Toll Brothers, Inc.* .......................        50           1,249
     Whirlpool Corp. ............................        90          10,008
                                                               ------------
                                                                    165,608
                                                               ------------
    INTERNET & CATALOG RETAIL -- 0.2%
     Amazon.com, Inc.* ..........................       330          22,575
     Expedia, Inc.* .............................       150           4,394
     IAC/Interactive Corp.* .....................       280           9,691
     Nutri System, Inc.* ........................        50           3,492
                                                               ------------
                                                                     40,152
                                                               ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     Brunswick Corp. ............................        80           2,610
     Eastman Kodak Co. ..........................     1,010          28,108
     Hasbro, Inc. ...............................       230           7,224
     Mattel, Inc. ...............................       640          16,186


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
     Pool Corp. .................................        20    $        781
                                                               ------------
                                                                     54,909
                                                               ------------
    MEDIA -- 2.8%
     Cablevision Systems New York Group - Class A     1,020          36,914
     CBS Corp. - Class B ........................     1,900          63,308
     Citadel Broadcasting Corp. .................       181           1,168
     Comcast Corp. - Class A* ...................       735          20,668
     Discovery Holding Co. - Class A* ...........       610          14,024
     Dow Jones & Co., Inc. ......................        50           2,873
     DreamWorks Animation* ......................        30             865
     EchoStar Communications Corp.* .............       100           4,337
     Gannett Co., Inc. ..........................       650          35,718
     Getty Images, Inc.* ........................        20             956
     Harte-Hanks, Inc. ..........................        30             770
     Hearst-Argyle Television, Inc. .............        90           2,169
     Hughes Electronics Corp.* ..................       240           5,546
     Idearc, Inc. ...............................       270           9,539
     John Wiley & Sons, Inc. - Class A ..........       280          13,521
     Lamar Advertising Co. ......................        40           2,510
     Liberty Global, Inc.* ......................        50           2,052
     Meredith Corp. .............................        20           1,232
     News Corp. - Class A .......................     3,140          66,599
     Omnicom Group, Inc. ........................       380          20,110
     R.H. Donnelley Corp. .......................        30           2,273
     Regal Entertainment Group - Class A ........     1,910          41,886
     The E.W. Scripps Co. .......................        50           2,285
     The Interpublic Group of Cos., Inc.* .......       120           1,368
     The McGraw-Hill Cos., Inc. .................       520          35,402
     The New York Times Co. .....................       110           2,794
     The Walt Disney Co. ........................     2,360          80,571
     Time Warner, Inc. ..........................     3,420          71,957
     Tribune Co. ................................       710          20,874
     Viacom, Inc., Class B* .....................     2,210          92,002
     Virgin Media, Inc. .........................        20             487
                                                               ------------
                                                                    656,778
                                                               ------------
    MULTILINE RETAIL -- 0.4%
     Big Lots, Inc.* ............................        20             588
     Dillard's, Inc. - Class A ..................        20             719


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    MULTILINE RETAIL -- (CONTINUED)
     Dollar General Corp.* ......................       270    $      5,918
     Dollar Tree Stores, Inc. ...................        20             871
     Family Dollar Stores, Inc. .................       270           9,266
     J.C. Penney Co., Inc. ......................       130           9,410
     Kohl's Corp.* ..............................       210          14,916
     Macy's, Inc. ...............................       190           7,558
     Nordstrom, Inc. ............................       140           7,157
     Saks, Inc. .................................       510          10,889
     Sears Holdings Corp.* ......................        10           1,695
     Target Corp. ...............................       490          31,164
                                                               ------------
                                                                    100,151
                                                               ------------
    RESTAURANTS -- 0.7%
     Brinker International, Inc. ................        30             878
     Darden Restaurants, Inc. ...................       140           6,159
     McDonald's Corp. ...........................     1,860          94,413
     Panera Bread Co. - Class A* ................        80           3,685
     Starbucks Corp.* ...........................       560          14,694
     The Cheesecake Factory, Inc.* ..............       130           3,188
     Wendy's International, Inc. ................       600          22,050
     Yum! Brands, Inc. ..........................       700          22,904
                                                               ------------
                                                                    167,971
                                                               ------------
    SPECIALTY RETAIL -- 1.8%
     Abercrombie & Fitch Co. ....................        20           1,460
     Advance Auto Parts, Inc. ...................        50           2,026
     American Eagle Outfitters, Inc. ............        60           1,540
     AnnTaylor Stores Corp.* ....................       190           6,730
     AutoNation, Inc.* ..........................       720          16,157
     AutoZone, Inc.* ............................        80          10,929
     Barnes & Noble, Inc. .......................        10             385
     Bed Bath & Beyond, Inc.* ...................        60           2,159
     Best Buy Co., Inc. .........................       260          12,134
     Chico's FAS, Inc.* .........................        50           1,217
     Circuit City Stores, Inc. ..................       210           3,167
     Circuit City Stores, Inc. - Carmax Group* ..        40           1,020
     Coldwater Creek, Inc.* .....................        60           1,394
     Dick's Sporting Goods, Inc.* ...............        10             582
     Foot Locker, Inc. ..........................        40             872
     GameStop Corp. - Class A* ..................        20             782
     Limited Brands, Inc. .......................       950          26,077
     Lowe's Cos., Inc. ..........................       920          28,235
     O'Reilly Automotive, Inc.* .................        10             365


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    SPECIALTY RETAIL -- (CONTINUED)
     Office Depot, Inc.* ........................       130    $      3,939
     OfficeMax, Inc. ............................        30           1,179
     PetSmart ...................................        10             324
     RadioShack Corp. ...........................       370          12,262
     Ross Stores, Inc. ..........................        40           1,232
     Sally Beauty Holdings, Inc.* ...............     5,350          48,150
     Staples, Inc. ..............................       390           9,255
     The Gap, Inc. ..............................     1,150          21,965
     The Home Depot, Inc. .......................     3,220         126,707
     The Sherwin-Williams Co. ...................       230          15,288
     The TJX Cos., Inc. .........................       710          19,525
     Tiffany & Co. ..............................        20           1,061
     Tractor Supply Co.* ........................        10             520
     Travel Centers of America LLC* .............        18             728
     United Auto Group, Inc. ....................     2,310          49,180
     Urban Outfitters, Inc.* ....................        20             481
     Williams-Sonoma, Inc. ......................        20             632
                                                               ------------
                                                                    429,659
                                                               ------------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
     Coach, Inc. ................................       120           5,687
     Jones Apparel Group, Inc. ..................        90           2,543
     Liz Claiborne, Inc. ........................        50           1,865
     Nike, Inc. - Class B .......................       660          38,471
     Polo Ralph Lauren Corp. - Class A ..........        80           7,849
     V.F. Corp. .................................       180          16,484
                                                               ------------
                                                                     72,899
                                                               ------------
    TOTAL CONSUMER DISCRETIONARY ..........................       2,198,208
                                                               ------------
  CONSUMER STAPLES -- 9.9%
    BEVERAGES -- 2.0%
     Anheuser-Busch Companies, Inc. .............     1,370          71,459
     Brown-Forman Corp. - Class B ...............       180          13,155
     Coca-Cola Co. ..............................     4,180         218,656
     Coca-Cola Enterprises, Inc. ................       570          13,680
     Hansen Natural Corp.* ......................        10             430
     Molson Coors Brewing Co. - Class B .........        70           6,472
     Pepsi Bottling Group, Inc. .................       240           8,083
     PepsiAmericas, Inc. ........................        70           1,719


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    BEVERAGES -- (CONTINUED)
     PepsiCo, Inc. ..............................     2,100    $    136,185
                                                               ------------
                                                                    469,839
                                                               ------------
    FOOD & STAPLES RETAILING -- 1.3%
     BJ's Wholesale Club, Inc.* .................        20             721
     Costco Wholesale Corp. .....................       170           9,948
     CVS Corp. ..................................       310          11,299
     Kroger Co. .................................       110           3,094
     Rite Aid Corp.* ............................     2,370          15,121
     Safeway, Inc. ..............................       300          10,209
     SUPERVALU, Inc. ............................       180           8,338
     Sysco Corp. ................................       920          30,351
     Wal-Mart Stores, Inc. ......................     3,840         184,742
     Walgreen Co. ...............................       580          25,253
     Whole Foods Market, Inc. ...................        60           2,298
                                                               ------------
                                                                    301,374
                                                               ------------
    FOOD PRODUCTS -- 2.2%
     Archer-Daniels-Midland Co. .................       460          15,221
     Campbell Soup Co. ..........................       540          20,957
     ConAgra Foods, Inc. ........................     1,380          37,067
     Corn Products International, Inc. ..........        20             909
     Dean Foods Co. .............................        30             956
     Del Monte Foods Co. ........................     2,310          28,090
     General Mills, Inc. ........................       680          39,726
     Hershey Foods Corp. ........................       380          19,236
     H.J. Heinz Co. .............................       780          37,027
     Hormel Foods Corp. .........................       580          21,663
     Kellogg Co. ................................     1,010          52,308
     Kraft Foods, Inc. ..........................     4,982         175,616
     McCormick & Co., Inc. ......................       380          14,508
     Sara Lee Corp. .............................     2,090          36,366
     Smithfield Foods, Inc.* ....................        60           1,847
     The J.M. Smucker Co. .......................        20           1,273
     Tyson Foods, Inc. - Class A ................       460          10,598
     Wm. Wrigley Jr. Co. ........................       230          12,721
                                                               ------------
                                                                    526,089
                                                               ------------
    HOUSEHOLD PRODUCTS -- 1.9%
     Church and Dwight Co., Inc. ................        10             485
     Colgate-Palmolive Co. ......................       860          55,771
     Energizer Holdings, Inc.* ..................        80           7,968
     Kimberly-Clark Corp. .......................     1,010          67,559
     Procter & Gamble Co. .......................     4,370         267,400


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    HOUSEHOLD PRODUCTS -- (CONTINUED)
     The Clorox Co. .............................       700    $     43,470
                                                               ------------
                                                                    442,653
                                                               ------------
    PERSONAL PRODUCTS -- 0.2%
     Alberto-Culver Co. .........................       960          22,771
     Avon Products, Inc. ........................       630          23,153
     Estee Lauder Cos., Inc. - Class A ..........       200           9,102
                                                               ------------
                                                                     55,026
                                                               ------------
    TOBACCO -- 2.3%
     Altria Group, Inc. .........................     6,770         474,848
     Loews Corp. - Carolina Group. ..............       240          18,545
     Reynolds American, Inc. ....................       480          31,296
     UST, Inc. ..................................       440          23,632
                                                               ------------
                                                                    548,321
                                                               ------------
  TOTAL CONSUMER STAPLES ..................................       2,343,302
                                                               ------------
  ENERGY -- 8.9%
    ENERGY EQUIPMENT & SERVICES -- 0.5%
     Baker Hughes, Inc. .........................       350          29,446
     BJ Services Co. ............................       280           7,963
     Cameron International Corp.* ...............        40           2,859
     Diamond Offshore Drilling, Inc. ............       120          12,187
     Dresser-Rand Group, Inc.* ..................       260          10,270
     ENSCO International, Inc. ..................        30           1,830
     FMC Technologies, Inc.* ....................        10             792
     Global Industries, Ltd.* ...................        50           1,341
     Grant Prideco, Inc.* .......................        20           1,077
     Halliburton Co. ............................       670          23,115
     Helmerich & Payne, Inc. ....................        20             708
     National Oilwell, Inc.* ....................        80           8,339
     Oceaneering International, Inc.* ...........        20           1,053
     Patterson-UTI Energy, Inc. .................        50           1,311
     Pride International, Inc.* .................        20             749
     Rowan Cos., Inc. ...........................        30           1,229
     SEACOR Holdings, Inc.* .....................        20           1,867
     Smith International, Inc. ..................        50           2,932
     Superior Energy Services, Inc.* ............        30           1,198
     TETRA Technologies, Inc.* ..................        10             282
     Tidewater, Inc. ............................        30           2,127
     Unit Corp.* ................................        10             629


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
     Weatherford International, Ltd.* ...........        10    $        552
                                                               ------------
                                                                    113,856
                                                               ------------
    GAS UTILITIES -- 0.0%
     Equitable Resources, Inc. ..................        40           1,982
                                                               ------------
    INTEGRATED OIL & GAS -- 6.8%
     ChevronTexaco Corp. ........................     4,580         385,819
     ConocoPhillips .............................     2,490         195,465
     Exxon Mobil Corp. ..........................    11,480         962,943
     Marathon Oil Corp. .........................     1,020          61,159
                                                               ------------
                                                                  1,605,386
                                                               ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.2%
     Anadarko Petroleum Corp. ...................       460          23,915
     Apache Corp. ...............................       260          21,213
     Arch Coal, Inc. ............................        40           1,392
     Cabot Oil & Gas Corp. ......................        60           2,213
     Cheniere Energy, Inc.* .....................        10             388
     Chesapeake Energy Corp. ....................       610          21,106
     Cimarex Energy Co. .........................        20             788
     Consol Energy, Inc. ........................        40           1,844
     Denbury Resources, Inc.* ...................        30           1,125
     Devon Energy Corp. .........................       390          30,533
     EOG Resources, Inc. ........................       130           9,498
     Forest Oil Corp.* ..........................        30           1,268
     Foundation Coal Holdings, Inc. .............       100           4,064
     Helix Energy Solutions Group, Inc.* ........        10             399
     Hess Corp. .................................       250          14,740
     Holly Corp. ................................        10             742
     Murphy Oil Corp. ...........................        50           2,972
     Newfield Exploration Co.* ..................        20             911
     Noble Energy, Inc. .........................       110           6,863
     Occidental Petroleum Corp. .................     1,390          80,453
     Overseas Shipholding Group, Inc. ...........       130          10,582
     Peabody Energy Corp. .......................       370          17,901
     Pioneer Natural Resources Co. ..............       380          18,510
     Plains Exploration & Production Co.* .......        20             956
     Pogo Producing Co. .........................        30           1,524
     Quicksilver Resources, Inc.* ...............        10             446
     Range Resources Corp. ......................        30           1,122
     Southwestern Energy Co.* ...................        10             445


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    OIL & GAS EXPLORATION & PRODUCTION -- (CONTINUED)
     Spectra Energy Corp. .......................       280    $      7,269
     St. Mary Land & Exploration Co. ............        50           1,831
     W&T Offshore, Inc. .........................        20             560
     XTO Energy, Inc. ...........................       100           6,010
                                                               ------------
                                                                    293,583
                                                               ------------
    OIL & GAS REFINING & MARKETING -- 0.3%
     Frontier Oil Corp. .........................        60           2,626
     Sunoco, Inc. ...............................       160          12,749
     Tesoro Corp. ...............................       200          11,430
     Valero Energy Corp. ........................       740          54,656
                                                               ------------
                                                                     81,461
                                                               ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     El Paso Corp. ..............................       210           3,618
     The Williams Cos., Inc. ....................       380          12,016
                                                               ------------
                                                                     15,634
                                                               ------------
    OIL, GAS & CONSUMABLE FUELS -- 0.0%
     Massey Energy Co. ..........................        20             533
                                                               ------------
    TOTAL ENERGY ..........................................       2,112,435
                                                               ------------
  FINANCIALS -- 27.3%
    CAPITAL MARKETS -- 2.4%
     A.G. Edwards, Inc. .........................        60           5,073
     Affiliated Managers Group, Inc.* ...........        20           2,575
     Allied Capital Corp. .......................       790          24,459
     American Capital Strategies, Ltd. ..........       280          11,906
     Ameriprise Financial, Inc. .................       120           7,628
     Bank of New York Co., Inc. .................       880          36,467
     BlackRock, Inc. ............................        60           9,396
     Charles Schwab Corp. .......................     1,090          22,367
     E*TRADE Group, Inc.* .......................       470          10,382
     Eaton Vance Corp. ..........................       140           6,185
     Federated Investors, Inc. ..................       160           6,133
     Franklin Resources, Inc. ...................       270          35,767
     Goldman Sachs Group, Inc. ..................       330          71,528
     Investment Technology Group, Inc.* .........        20             867
     Janus Capital Group, Inc. ..................       260           7,238
     Jefferies Group, Inc. ......................        30             809
     Legg Mason, Inc. ...........................        90           8,854
     Lehman Brothers Holdings, Inc. .............       400          29,808
     Merrill Lynch & Co., Inc. ..................       940          78,565


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    CAPITAL MARKETS -- (CONTINUED)
     Morgan Stanley .............................     1,260    $    105,689
     Northern Trust Corp. .......................       130           8,351
     Nuveen Investments - Class A ...............        30           1,865
     Raymond James Financial, Inc. ..............        30             927
     SEI Investments Co. ........................        60           1,742
     State Street Corp. .........................       320          21,888
     T. Rowe Price Group, Inc. ..................       160           8,302
     TD Ameritrade Holding Corp. ................     1,010          20,200
     The Bear Stearns Cos., Inc. ................       190          26,600
                                                               ------------
                                                                    571,571
                                                               ------------
    COMMERCIAL BANKS -- 4.0%
     Associated Banc-Corp. ......................       250           8,175
     BancorpSouth, Inc. .........................        40             978
     Bank of Hawaii Corp. .......................       100           5,164
     BB&T Corp. .................................     1,030          41,900
     Bok Financial Corp. ........................        10             534
     City National Corp. ........................        20           1,522
     Comerica, Inc. .............................       230          13,678
     Commerce Bancorp, Inc. .....................        40           1,480
     Commerce Bancshares, Inc. ..................       320          14,496
     Compass Bancshares, Inc. ...................       160          11,037
     Cullen/Frost Bankers, Inc. .................       210          11,229
     East West Bancorp, Inc. ....................        10             389
     Fifth Third Bancorp ........................     1,040          41,361
     First Citizens BancShares, Inc. ............        30           5,832
     First Horizon National Corp. ...............       150           5,850
     Fulton Financial Corp. .....................     2,410          34,752
     Huntington Bancshares, Inc. ................     2,280          51,847
     KeyCorp ....................................       590          20,255
     M&T Bank Corp. .............................        60           6,414
     Marshall & Ilsley Corp. ....................       180           8,573
     National City Corp. ........................     1,320          43,982
     PNC Financial Services Group ...............       330          23,621
     Popular, Inc. ..............................       580           9,321
     Regions Financial Corp. ....................       880          29,128
     SunTrust Banks, Inc. .......................       370          31,724
     Synovus Financial Corp. ....................       280           8,596
     TCF Financial Corp. ........................       550          15,290
     The Colonial BancGroup, Inc. ...............       110           2,747
     The South Financial Group, Inc. ............        30             679
     U.S. Bancorp ...............................     3,620         119,279
     UnionBanCal Corp. ..........................       160           9,552
     Valley National Bancorp ....................       588          13,224


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    COMMERCIAL BANKS -- (CONTINUED)
     Wachovia Corp. .............................     2,680    $    137,350
     Wells Fargo & Co. ..........................     5,560         195,545
     Whitney Holdings Corp. .....................        30             903
     Zions Bancorp ..............................        80           6,153
                                                               ------------
                                                                    932,560
                                                               ------------
    CONSUMER FINANCE -- 1.1%
     American Express Co. .......................     2,510         153,562
     Capital One Financial Corp. ................       760          59,614
     Nelnet, Inc. ...............................        30             733
     SLM Corp. ..................................       630          36,275
     The First Marblehead Corp. .................        90           3,478
     The Student Loan Corp. .....................        40           8,156
                                                               ------------
                                                                    261,818
                                                               ------------
    DIVERSIFIED FINANCIAL SERVICES -- 6.2%
     Bank of America Corp. ......................     8,830         431,699
     CIT Group, Inc. ............................       210          11,514
     Citigroup, Inc. ............................    14,110         723,702
     IntercontinentalExchange, Inc.* ............        10           1,479
     JPMorgan Chase & Co. .......................     5,180         250,971
     Leucadia National Corp. ....................        50           1,762
     Moody's Corp. ..............................       200          12,440
     Nasdaq Stock Market, Inc.* .................        20             594
     Nymex Holdings, Inc. .......................       110          13,819
     NYSE Euronext Inc.* ........................       230          16,933
     The Chicago Mercantile Exchange ............        20          10,687
                                                               ------------
                                                                  1,475,600
                                                               ------------
    INSURANCE -- 8.3%
     AFLAC, Inc. ................................     1,650          84,810
     Alleghany Corp.* ...........................        10           4,065
     Ambac Financial Group, Inc. ................       240          20,926
     American Financial Group, Inc. .............       780          26,637
     American International Group, Inc. .........     5,450         381,663
     American National Insurance Co. ............        10           1,526
     Aon Corp. ..................................       660          28,123
     Arthur J. Gallagher & Co. ..................        90           2,509
     Assurant, Inc. .............................       360          21,211
     W.R. Berkley Corp. .........................       740          24,080
     Brown & Brown, Inc. ........................        80           2,011
     Chubb Corp. ................................     1,400          75,796
     Cincinnati Financial Corp. .................       990          42,966
     CNA Financial Corp.* .......................       780          37,198


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    INSURANCE -- (CONTINUED)
     Conseco, Inc.* .............................       790    $     16,503
     Erie Indemnity Co. .........................       410          22,156
     Fidelity National Financial, Inc. ..........       440          10,428
     First American Corp. .......................       200           9,900
     Genworth Financial, Inc. ...................     2,390          82,216
     Hanover Insurance Group, Inc. ..............        30           1,464
     Hartford Financial Services Group, Inc. ....       810          79,793
     HCC Insurance Holdings, Inc. ...............       420          14,032
     Lincoln National Corp. .....................       520          36,894
     Loews Corp. ................................     1,000          50,980
     Markel Corp.* ..............................        20           9,691
     Marsh & McLennan Cos., Inc. ................     1,300          40,144
     MBIA, Inc. .................................       380          23,644
     Mercury General Corp. ......................       330          18,186
     MetLife, Inc. ..............................     2,410         155,397
     Nationwide Financial Services, Inc. ........       700          44,254
     Old Republic International Corp. ...........     1,210          25,725
     Philadelphia Consolidated Holding Corp.* ...        50           2,090
     Principal Financial Group, Inc. ............     1,070          62,370
     Protective Life Corp. ......................       190           9,084
     Prudential Financial, Inc. .................     1,040         101,119
     Reinsurance Group of America, Inc. .........       320          19,277
     SAFECO Corp. ...............................       320          19,923
     StanCorp Financial Group, Inc. .............        60           3,149
     The Allstate Corp. .........................     2,210         135,937
     The Progressive Corp. ......................     1,790          42,835
     The Travelers Cos., Inc. ...................     2,000         107,000
     Torchmark Corp. ............................       340          22,780
     TransAtlantic Holdings, Inc. ...............       200          14,226
     Unitrin, Inc. ..............................       190           9,344
     UnumProvident Corp. ........................     1,080          28,199
     XL Capital, Ltd. - Class A .................        10             843
                                                               ------------
                                                                  1,973,104
                                                               ------------
    REAL ESTATE INVESTMENT TRUSTS -- 1.7%
     AMB Property Corp. .........................       130           6,919
     Annaly Mortgage Management, Inc. ...........       670           9,661
     Apartment Investment & Management Co. -
       Class A ..................................       220          11,092


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Archstone-Smith Trust ......................       300    $     17,733
     Avalon Bay Communities, Inc. ...............        60           7,133
     Boston Properties, Inc. ....................       170          17,362
     Brandywine Realty Trust ....................        60           1,715
     BRE Properties, Inc. - Class A .............        30           1,779
     Camden Property Trust ......................        10             670
     CBL & Associates, Inc. .....................       110           3,966
     Colonial Properties Trust ..................       330          12,028
     Developers Diversified Realty Corp. ........       140           7,379
     Duke Realty Corp. ..........................       270           9,631
     Equity Residential .........................       600          27,378
     Essex Property Trust, Inc. .................        10           1,163
     Federal Realty Investment Trust ............        80           6,181
     General Growth Properties, Inc. ............       320          16,944
     Health Care Property Investors, Inc. .......       240           6,943
     Health Care REIT, Inc. .....................        60           2,422
     Hospitality Properties Trust ...............       700          29,043
     Host Marriott Corp. ........................       600          13,872
     HRPT Properties Trust ......................     1,290          13,416
     iStar Financial, Inc. ......................       310          13,742
     Kilroy Realty Corp. ........................        20           1,417
     Kimco Realty Corp. .........................       220           8,375
     Liberty Property Trust .....................       190           8,347
     Mack-Cali Realty Corp. .....................       120           5,219
     Plum Creek Timber Co., Inc. ................       450          18,747
     ProLogis ...................................       290          16,501
     Public Storage, Inc. .......................       250          19,205
     Rayonier, Inc. .............................       110           4,965
     Regency Centers Corp. ......................        50           3,525
     Simon Property Group, Inc. .................       330          30,703
     SL Green Realty ............................        20           2,478
     Taubman Centers, Inc. ......................        30           1,488
     The Macerich Co. ...........................        80           6,594
     UDR, Inc. ..................................       270           7,101
     Vencor, Inc. ...............................        60           2,175
     Vornado Realty Trust .......................       230          25,263
     Weingarten Realty, Inc. ....................       170           6,987
                                                               ------------
                                                                    407,262
                                                               ------------


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.* ..............        30    $      1,095
     Forest City Enterprises, Inc. ..............        10             615
     Jones Lang LaSalle, Inc. ...................        10           1,135
     The St. Joe Co. ............................        20             927
                                                               ------------
                                                                      3,772
                                                               ------------
    THRIFTS & MORTGAGE FINANCE -- 3.6%
     Capitol Federal Financial ..................        90           3,323
     Countrywide Financial Corp. ................       740          26,899
     Fannie Mae .................................     4,810         314,237
     Freddie Mac ................................     5,410         328,387
     Hudson City Bancorp, Inc. ..................       190           2,322
     New York Community Bancorp, Inc. ...........       470           7,999
     People's United Financial, Inc. ............        84           1,489
     Sovereign Bancorp, Inc. ....................        80           1,691
     Washington Federal, Inc. ...................     1,940          47,162
     Washington Mutual, Inc. ....................     2,650         112,996
     Webster Financial Corp. ....................       110           4,694
                                                               ------------
                                                                    851,199
                                                               ------------
    TOTAL FINANCIALS ......................................       6,476,886
                                                               ------------
  HEALTH CARE -- 10.6%
    BIOTECHNOLOGY -- 0.3%
     Amgen, Inc.* ...............................     1,080          59,713
     Amylin Pharmaceuticals, Inc.* ..............       150           6,174
     Biogen Idec, Inc.* .........................        20           1,070
     Celgene Corp.* .............................        10             573
     Cephalon, Inc.* ............................        20           1,608
     Genentech, Inc.* ...........................       110           8,323
     Genzyme Corp.* .............................        30           1,932
     Gilead Sciences, Inc.* .....................       200           7,754
     Millennium Pharmaceuticals, Inc.* ..........        30             317
     PDL BioPharma, Inc.* .......................        10             233
                                                               ------------
                                                                     87,697
                                                               ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
     Bausch & Lomb, Inc. ........................        30           2,083
     Baxter International, Inc. .................       620          34,931
     Beckman Coulter, Inc. ......................        20           1,294
     Becton, Dickinson and Co. ..................       350          26,075
     Boston Scientific Corp.* ...................     1,610          24,697


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
    C.R. Bard, Inc. .............................        20    $      1,653
    Cytyc Corp.* ................................       210           9,053
    Dade Behring Holdings, Inc. .................       260          13,811
    Dentsply International, Inc. ................     2,050          78,433
    Edwards Lifesciences Corp.* .................        90           4,440
    Gen-Probe, Inc.* ............................       100           6,042
    Hillenbrand Industries, Inc. ................       110           7,150
    Hospira, Inc.* ..............................        10             390
    IDEXX Laboratories, Inc.* ...................       130          12,302
    Intuitive Surgical, Inc.* ...................        10           1,388
    Kenetic Concepts, Inc. ......................        40           2,079
    Medtronic, Inc. .............................     1,230          63,788
    Respironics, Inc.* ..........................        20             852
    St. Jude Medical, Inc.* .....................       210           8,713
    Stryker Corp. ...............................       130           8,202
    The Cooper Cos., Inc. .......................        10             533
    Varian Medical Systems, Inc.* ...............        10             425
    Zimmer Holdings, Inc.* ......................       210          17,827
                                                               ------------
                                                                    326,161
                                                               ------------
    HEALTH CARE PROVIDERS & SERVICES -- 1.7%
     Aetna, Inc. ................................       470          23,218
     AmerisourceBergen Corp. ....................       460          22,756
     Cardinal Health, Inc. ......................       400          28,256
     CIGNA Corp. ................................       830          43,343
     Community Health Systems* ..................       510          20,629
     Coventry Health Care, Inc.* ................       150           8,648
     DaVita, Inc.* ..............................        30           1,616
     Express Scripts, Inc. - Class A* ...........       260          13,003
     Health Management Associates, Inc. .........       300           3,408
     Health Net, Inc.* ..........................        40           2,112
     Henry Schein, Inc.* ........................        10             534
     Humana, Inc.* ..............................       130           7,918
     Laboratory Corp. of America Holdings* ......        30           2,348
     Lifepoint Hospitals, Inc.* .................       180           6,962
     Lincare Holdings, Inc.* ....................        30           1,196
     Manor Care, Inc. ...........................        30           1,959
     McKesson Corp. .............................       460          27,434
     Medco Health Solutions, Inc.* ..............       450          35,095
     Omnicare, Inc. .............................        40           1,442
     Patterson Cos., Inc.* ......................        60           2,236


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
     Pediatrix Medical Group, Inc.* .............        30    $      1,655
     Quest Diagnostics, Inc. ....................        90           4,649
     Tenet Healthcare Corp.* ....................        50             326
     UnitedHealth Group, Inc. ...................     1,710          87,449
     Universal Health Services, Inc. - Class B ..       190          11,685
     VCA Antech, Inc.* ..........................        10             377
     Wellcare Health Plans, Inc.* ...............        10             905
     WellPoint, Inc.* ...........................       540          43,108
                                                               ------------
                                                                    404,267
                                                               ------------
    HEALTH CARE TECHNOLOGY -- 0.1%
     Cerner Corp.* ..............................        20           1,109
     HLTH Corp. .................................        50             701
     IMS Health, Inc. ...........................       610          19,599
                                                               ------------
                                                                     21,409
                                                               ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.1%
     Charles River Laboratories International,
       Inc.* ....................................        20           1,032
     Covance, Inc.* .............................       290          19,882
     Invitrogen Corp.* ..........................        20           1,475
     PerkinElmer, Inc. ..........................        10             261
     Pharmaceutical Product Development, Inc. ...        10             383
     Thermo Electron Corp.* .....................        40           2,069
     Waters Corp.* ..............................        20           1,187
                                                               ------------
                                                                     26,289
                                                               ------------
    PHARMACEUTICALS -- 7.0%
     Abbott Laboratories ........................     2,480         132,804
     Abraxis Bioscience, Inc.* ..................        30             667
     Allergan, Inc. .............................        60           3,458
     Barr Pharmaceuticals, Inc.* ................        30           1,507
     Bristol-Myers Squibb Co. ...................     4,920         155,275
     Eli Lilly & Co. ............................     1,680          93,878
     Endo Pharmaceuticals Holdings, Inc. ........        20             685
     Forest Laboratories, Inc.* .................       350          15,978
     Johnson & Johnson ..........................     5,390         332,132
     King Pharmaceuticals, Inc.* ................       110           2,251
     Merck & Co., Inc. ..........................     6,360         316,728
     Mylan Laboratories, Inc. ...................     1,050          19,100


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    PHARMACEUTICALS -- (CONTINUED)
     Pfizer, Inc. ...............................    17,420    $    445,429
     Schering-Plough Corp. ......................     1,330          40,485
     Sepracor, Inc.* ............................        10             410
     Watson Pharmaceuticals, Inc.* ..............        50           1,627
     Wyeth ......................................     1,760         100,918
                                                               ------------
                                                                  1,663,332
                                                               ------------
    TOTAL HEALTH CARE .....................................       2,529,155
                                                               ------------
  INDUSTRIALS -- 10.8%
    AEROSPACE & DEFENSE -- 2.4%
     Alliant Techsystems, Inc.* .................        30           2,975
     Armre Holdings, Inc.* ......................        20           1,737
     DRS Technologies, Inc. .....................        10             573
     General Dynamics Corp. .....................       840          65,705
     Goodrich Corp. .............................       290          17,272
     Honeywell International, Inc. ..............     1,440          81,043
     L-3 Communications Holdings, Inc. ..........        60           5,843
     Lockheed Martin Corp. ......................       550          51,772
     Northrop Grumman Corp. .....................       400          31,148
     Precision Castparts Corp. ..................        70           8,495
     Raytheon Co. ...............................       870          46,884
     Rockwell Collins, Inc. .....................       100           7,064
     Spirit Aerosystems Holdings, Inc.* .........       590          21,270
     The Boeing Co. .............................     1,210         116,354
     United Technologies Corp. ..................     1,410         100,011
                                                               ------------
                                                                    558,146
                                                               ------------
    AIR FREIGHT & LOGISTICS -- 0.7%
     C.H. Robinson Worldwide, Inc. ..............        60           3,151
     Expeditors International ...................        50           2,065
     FedEx Corp. ................................       270          29,962
     United Parcel Service, Inc. - Class B ......     1,730         126,290
                                                               ------------
                                                                    161,468
                                                               ------------
    AIRLINES -- 0.1%
     AMR Corp.* .................................        90           2,372
     Continental Airlines, Inc. - Class B* ......        50           1,694
     Southwest Airlines Co. .....................       530           7,902
     UAL Corp.* .................................       360          14,612
                                                               ------------
                                                                     26,580
                                                               ------------


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    BUILDING PRODUCTS -- 0.2%
     American Standard Cos., Inc. ...............       210    $     12,386
     Lennox International, Inc. .................        40           1,369
     Masco Corp. ................................     1,260          35,872
     USG Corp.* .................................        20             981
                                                               ------------
                                                                     50,608
                                                               ------------
    COMMERCIAL SERVICES & SUPPLIES -- 0.8%
     Allied Waste Industries, Inc.* .............       130           1,750
     Avery Dennison Corp. .......................       240          15,955
     ChoicePoint, Inc.* .........................        30           1,274
     Cintas Corp. ...............................        70           2,760
     Copart, Inc.* ..............................       210           6,424
     Corrections Corp. of America* ..............        20           1,262
     Covanta Holding Corp.* .....................        30             740
     Equifax, Inc. ..............................       310          13,770
     HNI Corp. ..................................        30           1,230
     Manpower, Inc. .............................        80           7,379
     Monster Worldwide, Inc.* ...................       200           8,220
     Pitney Bowes, Inc. .........................       520          24,346
     R.R. Donnelley & Sons Co. ..................       380          16,534
     Republic Services, Inc. ....................       415          12,716
     Robert Half International, Inc. ............        40           1,460
     Steelcase, Inc. ............................        50             925
     Stericycle, Inc. ...........................       100           4,446
     The Brink's Co. ............................       270          16,710
     The Corporate Executive Board Co. ..........        80           5,193
     The Dun & Bradstreet Corp. .................        20           2,060
     Waste Management, Inc. .....................       950          37,097
                                                               ------------
                                                                    182,251
                                                               ------------
    CONSTRUCTION & ENGINEERING -- 0.1%
     Fluor Corp. ................................        60           6,682
     Jacobs Engineering Group, Inc.* ............       100           5,751
     Quanta Services, Inc.* .....................        60           1,840
     The Shaw Group, Inc.* ......................        10             463
                                                               ------------
                                                                     14,736
                                                               ------------
    ELECTRICAL EQUIPMENT -- 0.4%
     AMETEK, Inc. ...............................        60           2,381
     Cooper Industries, Ltd. - Class A ..........        20           1,142
     Emerson Electric Co. .......................     1,420          66,456


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    ELECTRICAL EQUIPMENT -- (CONTINUED)
     Hubbell, Inc. - Class B ....................        30    $      1,626
     Rockwell Automation, Inc. ..................       150          10,416
     Roper Industries, Inc. .....................        20           1,142
     Thomas & Betts Corp.* ......................        20           1,160
                                                               ------------
                                                                     84,323
                                                               ------------
    INDUSTRIAL CONGLOMERATES -- 4.0%
     3M Co. .....................................     1,380         119,770
     Carlisle Cos., Inc. ........................        40           1,860
     General Electric Co. .......................    21,260         813,833
     Teleflex, Inc. .............................        30           2,454
     Textron, Inc. ..............................       130          14,314
     Walter Industries, Inc. ....................        30             869
                                                               ------------
                                                                    953,100
                                                               ------------
    MACHINERY -- 1.3%
     AGCO Corp.* ................................        40           1,736
     Caterpillar, Inc. ..........................       680          53,244
     Crane Co. ..................................        20             909
     Cummins, Inc. ..............................       130          13,157
     Danaher Corp. ..............................       300          22,650
     Deere & Co. ................................       300          36,222
     Donaldson Co., Inc. ........................        30           1,067
     Dover Corp. ................................       110           5,627
     Eaton Corp. ................................       330          30,690
     Flowserve Corp. ............................        20           1,432
     Gardner Denver, Inc.* ......................        20             851
     Graco, Inc. ................................        30           1,208
     Harsco Corp. ...............................        20           1,040
     IDEX Corp. .................................        30           1,156
     Illinois Tool Works, Inc. ..................     1,010          54,732
     ITT Industries, Inc. .......................       150          10,242
     Joy Global, Inc. ...........................        40           2,333
     Lincoln Electric Holdings, Inc. ............        20           1,485
     Oshkosh Truck Corp. ........................        20           1,258
     PACCAR, Inc. ...............................       400          34,816
     Pall Corp. .................................        40           1,840
     Parker Hannifin Corp. ......................       220          21,540
     Pentair, Inc. ..............................        60           2,314
     SPX Corp. ..................................        50           4,391
     Terex Corp.* ...............................        70           5,691
     The Manitowoc Co., Inc. ....................        20           1,608
     The Timken Co. .............................        40           1,444


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    MACHINERY -- (CONTINUED)
     The Toro Co. ...............................        20    $      1,178
     Trinity Industries, Inc. ...................        20             871
                                                               ------------
                                                                    316,732
                                                               ------------
    MARINE -- 0.0%
     Alexander & Baldwin, Inc. ..................        30           1,593
     Kirby Corp.* ...............................        20             768
                                                               ------------
                                                                      2,361
                                                               ------------
    ROAD & RAIL -- 0.8%
     Avis Budget Group, Inc.* ...................     1,360          38,665
     Burlington Northern Santa Fe Corp. .........       440          37,462
     Con-way, Inc. ..............................       140           7,034
     CSX Corp. ..................................       180           8,114
     Hertz Global Holdings* .....................     1,060          28,164
     JB Hunt Transport Services, Inc. ...........        10             293
     Kansas City Southern Industries, Inc.* .....        60           2,252
     Landstar System, Inc. ......................       300          14,475
     Norfolk Southern Corp. .....................       460          24,182
     Ryder Systems, Inc. ........................        30           1,614
     Union Pacific Corp. ........................       280          32,242
     YRC Worldwide, Inc.* .......................       140           5,152
                                                               ------------
                                                                    199,649
                                                               ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
     Fastenal Co. ...............................        20             837
     GATX Corp. .................................        30           1,478
     MSC Industrial Direct Co., Inc. - Class A ..        20           1,100
     United Rentals, Inc.* ......................        10             325
     W.W. Grainger, Inc. ........................        60           5,583
     Wesco International, Inc.* .................        30           1,814
                                                               ------------
                                                                     11,137
                                                               ------------
    TOTAL INDUSTRIALS .....................................       2,561,091
                                                               ------------
  INFORMATION TECHNOLOGY -- 11.9%
    COMMUNICATIONS EQUIPMENT -- 1.4%
     ADC Telecommunications, Inc.* ..............        30             550
     Avaya, Inc.* ...............................        90           1,516
     Ciena Corp.* ...............................       220           7,949
     Cisco Systems, Inc.* .......................     5,440         151,504


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Comverse Technology, Inc.* .................        30    $        625
     Corning, Inc.* .............................       720          18,396
     F5 Networks, Inc.* .........................        50           4,030
     Harris Corp. ...............................        30           1,636
     JDS Uniphase Corp.* ........................       140           1,880
     Juniper Networks, Inc.* ....................       880          22,150
     Motorola, Inc. .............................     3,430          60,711
     QUALCOMM, Inc. .............................     1,210          52,502
     Tellabs, Inc.* .............................     1,620          17,431
                                                               ------------
                                                                    340,880
                                                               ------------
    COMPUTERS & PERIPHERALS -- 2.8%
     Apple Computer, Inc.* ......................       260          31,730
     Dell, Inc.* ................................     3,590         102,495
     Diebold, Inc. ..............................        50           2,610
     EMC Corp.* .................................     2,200          39,820
     Hewlett-Packard Co. ........................     2,970         132,521
     International Business Machines Corp. ......     2,820         296,805
     Lexmark International Group, Inc. - Class A*       170           8,383
     NCR Corp.* .................................        50           2,627
     Network Appliance, Inc.* ...................       440          12,848
     Sandisk Corp.* .............................       410          20,065
     Sun Microsystems, Inc.* ....................     2,440          12,834
     Western Digital Corp.* .....................        70           1,355
                                                               ------------
                                                                    664,093
                                                               ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
     Amphenol Corp. - Class A ...................        40           1,426
     Arrow Electronics, Inc.* ...................        70           2,690
     Avnet, Inc.* ...............................       470          18,631
     AVX Corp. ..................................        50             837
     CDW Corp. ..................................        30           2,549
     Dolby Laboratories, Inc.* ..................        20             708
     Ingram Micro, Inc. - Class A* ..............       850          18,454
     Jabil Circuit, Inc. ........................       750          16,553
     Mettler-Toledo International, Inc.* ........        10             955
     Molex, Inc. ................................        60           1,801
     National Instruments Corp. .................        20             651
     Tech Data Corp.* ...........................       130           5,000
     Tektronix, Inc. ............................        30           1,012


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
     Trimble Navigation, Ltd.* ..................        60    $      1,932
     Vishay Intertechnology, Inc.* ..............       160           2,531
                                                               ------------
                                                                     75,730
                                                               ------------
    INTERNET SOFTWARE & SERVICES -- 0.3%
     Akamai Technologies, Inc.* .................        20             973
     eBay, Inc.* ................................       960          30,893
     Google, Inc. - Class A* ....................        30          15,701
     VeriSign, Inc.* ............................        80           2,538
     Yahoo!, Inc.* ..............................       250           6,783
                                                               ------------
                                                                     56,888
                                                               ------------
    IT SERVICES -- 1.2%
     Acxiom Corp. ...............................       440          11,638
     Alliance Data Systems Corp.* ...............        30           2,318
     Automatic Data Processing, Inc. ............     1,060          51,378
     Broadridge Financial Solutions, Inc. .......        92           1,759
     Ceridian Corp.* ............................        30           1,050
     CheckFree Corp.* ...........................        20             804
     Cognizant Technology Solutions Corp.* ......        10             751
     Computer Sciences Corp.* ...................        90           5,324
     Convergys Corp.* ...........................        60           1,454
     DST Systems, Inc. ..........................       140          11,089
     Electronic Data Systems Corp. ..............       660          18,302
     Fidelity National Information Services, Inc.       620          33,654
     First Data Corp. ...........................     1,650          53,905
     Fiserv, Inc.* ..............................        50           2,840
     Global Payments, Inc. ......................        10             397
     Hewitt Associates, Inc.* ...................        50           1,600
     Iron Mountain, Inc.* .......................        35             915
     Mastercard, Inc. ...........................        50           8,293
     MoneyGram International, Inc. ..............        60           1,677
     Paychex, Inc. ..............................       570          22,298
     Total System Services, Inc. ................       230           6,787
     Unisys Corp.* ..............................       190           1,737
     VeriFone Holdings, Inc.* ...................        10             353
     Western Union Co. ..........................     1,690          35,203
                                                               ------------
                                                                    275,526
                                                               ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    OFFICE ELECTRONICS -- 0.1%
     Xerox Corp.* ...............................     1,610    $     29,753
     Zebra Technologies Corp. - Class A* ........        20             775
                                                               ------------
                                                                     30,528
                                                               ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
     Advanced Micro Devices, Inc.* ..............     1,210          17,303
     Altera Corp.* ..............................       110           2,434
     Analog Devices, Inc. .......................       310          11,668
     Applied Materials, Inc. ....................       710          14,108
     Atmel Corp.* ...............................       960           5,338
     Broadcom Corp. - Class A* ..................       430          12,577
     Cree, Inc.* ................................       100           2,585
     Cypress Semiconductor Corp.* ...............        50           1,165
     Fairchild Semiconductor International, Inc.*        20             386
     Integrated Device Technology, Inc.* ........     1,270          19,393
     Intel Corp. ................................    10,280         244,253
     International Rectifier Corp.* .............        20             745
     Intersil Holding Corp. - Class A ...........        40           1,258
     KLA-Tencor Corp. ...........................        50           2,747
     Lam Research Corp.* ........................        30           1,542
     Linear Technology Corp. ....................       350          12,663
     LSI Logic Corp.* ...........................        80             601
     Maxim Integrated Products, Inc. ............       300          10,023
     MEMC Electronic Materials, Inc.* ...........       280          17,114
     Microchip Technology, Inc. .................        40           1,482
     Micron Technology, Inc.* ...................     1,270          15,913
     National Semiconductor Corp. ...............        70           1,979
     Novellus Systems, Inc.* ....................        60           1,702
     NVIDIA Corp.* ..............................       400          16,524
     PMC-Sierra, Inc.* ..........................     2,290          17,702
     Rambus, Inc.* ..............................       990          17,800
     Silicon Laboratories, Inc.* ................       540          18,689
     Teradyne, Inc.* ............................        10             176
     Texas Instruments, Inc. ....................     1,200          45,156
     Xilinx, Inc. ...............................       400          10,708
                                                               ------------
                                                                    525,734
                                                               ------------


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    SOFTWARE -- 3.6%
     Activision, Inc.* ..........................        60    $      1,120
     Adobe Systems, Inc.* .......................       260          10,439
     Autodesk, Inc.* ............................        60           2,825
     BEA Systems Inc.* ..........................       390           5,339
     BMC Software, Inc.* ........................       260           7,878
     CA, Inc. ...................................       640          16,531
     Cadence Design Systems, Inc.* ..............       160           3,514
     Citrix Systems, Inc.* ......................       280           9,428
     Compuware Corp.* ...........................       150           1,779
     Electronic Arts, Inc.* .....................       180           8,518
     FactSet Research Systems, Inc. .............        20           1,367
     Fair Isaac & Co., Inc. .....................        30           1,204
     Intuit, Inc.* ..............................       360          10,829
     McAfee, Inc.* ..............................        60           2,112
     Microsoft Corp. ............................    22,220         654,823
     NAVTEQ* ....................................        20             847
     Novell, Inc.* ..............................       140           1,091
     Oracle Corp.* ..............................     4,360          85,935
     Parametric Technology Corp.* ...............        20             432
     Red Hat, Inc.* .............................        80           1,782
     Salesforce.com, Inc.* ......................        20             857
     Symantec Corp.* ............................       780          15,756
     Synopsys, Inc.* ............................        50           1,321
                                                               ------------
                                                                    845,727
                                                               ------------
    TOTAL INFORMATION TECHNOLOGY ..........................       2,815,106
                                                               ------------
  MATERIALS -- 3.4%
    CHEMICALS -- 1.8%
     Air Products & Chemicals, Inc. .............       150          12,055
     Airgas, Inc. ...............................        30           1,437
     Albemarle Corp. ............................        40           1,541
     Ashland, Inc. ..............................       150           9,593
     Cabot Corp. ................................        30           1,430
     Celanese Corp. .............................       670          25,983
     Chemtura Corp. .............................        70             778
     Cytec Industries, Inc. .....................        20           1,275
     Dow Chemical Co. ...........................     2,010          88,882
     E.I. duPont de Nemours & Co. ...............     1,900          96,596
     Eastman Chemical Co. .......................       130           8,363
     Ecolab, Inc. ...............................       200           8,540
     FMC Corp. ..................................        20           1,788


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    CHEMICALS -- (CONTINUED)
     Hercules, Inc.* ............................        20    $        393
     Huntsman Corp. .............................        40             972
     International Flavors & Fragrances, Inc. ...        50           2,607
     Lyondell Chemical Co. ......................       410          15,219
     Monsanto Co. ...............................       500          33,770
     Nalco Holding Co. ..........................        40           1,098
     PPG Industries, Inc. .......................       470          35,772
     Praxair, Inc. ..............................       350          25,196
     Rohm & Haas Co. ............................       240          13,123
     RPM International, Inc. ....................       150           3,467
     Sigma-Aldrich Corp. ........................       520          22,188
     The Lubrizol Corp. .........................       160          10,328
     The Mosaic Co.* ............................        30           1,171
     The Scotts Miracle-Gro Co. - Class A .......        30           1,288
     The Valspar Corp. ..........................        60           1,705
     Valhi, Inc. ................................       210           3,423
     Westlake Chemical Corp. ....................        50           1,406
                                                               ------------
                                                                    431,387
                                                               ------------
    CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc. ......................        40           1,962
     Florida Rock Industries, Inc. ..............        20           1,350
     Martin Marietta Materials Corp. ............        20           3,240
     Vulcan Materials Co. .......................        90          10,309
                                                               ------------
                                                                     16,861
                                                               ------------
    CONTAINERS & PACKAGING -- 0.3%
     Ball Corp. .................................       120           6,380
     Bemis Company, Inc. ........................        60           1,991
     Crown Holdings, Inc.* ......................       230           5,743
     Owens-Illinois, Inc.* ......................        60           2,100
     Packaging Corp. ............................       110           2,784
     Pactiv Corp.* ..............................        60           1,913
     Sealed Air Corp. ...........................       100           3,102
     Smurfit-Stone Container Corp.* .............        60             799
     Sonoco Products Co. ........................       440          18,837
     Temple-Inland, Inc. ........................       210          12,921
                                                               ------------
                                                                     56,570
                                                               ------------


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    METALS & MINING -- 0.9%
     Alcoa, Inc. ................................     1,080    $     43,772
     Allegheny Technologies, Inc. ...............        50           5,244
     Carpenter Technology Corp. .................        20           2,606
     Commercial Metals Co. ......................        40           1,351
     Freeport-McMoRan Copper & Gold, Inc. -
       Class B ..................................       470          38,925
     Newmont Mining Corp. .......................       120           4,687
     Nucor Corp. ................................       490          28,739
     Reliance Steel & Aluminum Co. ..............        60           3,376
     Southern Copper Corp. ......................       570          53,728
     Steel Dynamics, Inc. .......................       380          15,926
     Titanium Metals Corp.* .....................        53           1,691
     United States Steel Corp. ..................       140          15,225
                                                               ------------
                                                                    215,270
                                                               ------------
    PAPER & FOREST PRODUCTS -- 0.3%
     International Paper Co. ....................       990          38,659
     Louisiana-Pacific Corp. ....................       110           2,081
     MeadWestvaco Corp. .........................       130           4,592
     Weyerhaeuser Co. ...........................       420          33,151
                                                               ------------
                                                                     78,483
                                                               ------------
    TOTAL MATERIALS .......................................         798,571
                                                               ------------
  TELECOMMUNICATION SERVICES -- 4.0%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
     AT&T, Inc. .................................     8,660         359,390
     CenturyTel, Inc. ...........................       550          26,977
     Citizens Communications Co. ................     1,280          19,546
     Embarq Corp. ...............................       120           7,604
     Level 3 Communications, Inc.* ..............        40             234
     Qwest Communications International, Inc.* ..     1,110          10,767
     Verizon Communications, Inc. ...............     8,930         367,648
     Windstream Corp. ...........................     2,400          35,424
                                                               ------------
                                                                    827,590
                                                               ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     Alltel Corp. ...............................       600          40,530
     American Tower Corp.* ......................       110           4,620
     Crown Castle International Corp.* ..........       180           6,528
     NII Holdings, Inc.* ........................        20           1,615


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
     SBA Communications Corp. - Class A* ........        20    $        672
     Sprint Corp. ...............................     3,680          76,213
     Telephone & Data Systems, Inc. .............        40           2,503
     United States Cellular Corp.* ..............        20           1,812
                                                               ------------
                                                                    134,493
                                                               ------------
    TOTAL TELECOMMUNICATION SERVICES ......................         962,083
                                                               ------------
  UTILITIES -- 3.6%
    ELECTRIC UTILITIES -- 1.8%
     Allegheny Energy, Inc.* ....................        30           1,552
     American Electric Power Co., Inc. ..........       690          31,078
     DPL, Inc. ..................................       180           5,101
     Duke Energy Corp. ..........................     3,330          60,939
     Edison International Co. ...................       310          17,397
     Entergy Corp. ..............................       240          25,764
     Exelon Corp. ...............................       770          55,902
     FirstEnergy Corp. ..........................       480          31,070
     FPL Group, Inc. ............................       540          30,640
     Great Plains Energy, Inc. ..................       440          12,813
     Hawaiian Electric Industries, Inc. .........     1,260          29,849
     Northeast Utilities Co. ....................        70           1,985
     Pepco Holdings, Inc. .......................       350           9,870
     Pinnacle West Capital Corp. ................       200           7,970
     PPL Corp. ..................................       470          21,991
     Progress Energy, Inc. ......................       550          25,075
     Reliant Energy, Inc.* ......................       130           3,504
     Sierra Pacific Resources Corp.* ............        20             351
     The Southern Co. ...........................     1,640          56,236
                                                               ------------
                                                                    429,087
                                                               ------------
    GAS UTILITIES -- 0.1%
     AGL Resources, Inc. ........................       190           7,691
     Atmos Energy Corp. .........................        50           1,503
     Energen Corp. ..............................        30           1,648
     National Fuel Gas Co. ......................        40           1,733
     Nicor, Inc. ................................        10             429
     ONEOK, Inc. ................................       120           6,049
     Questar Corp. ..............................        40           2,114
     Southern Union Co. .........................        40           1,304
     UGI Corp. ..................................       490          13,367
                                                               ------------
                                                                     35,838
                                                               ------------


                                                                  VALUE
                                                     SHARES      (NOTE 2)
                                                     ------    ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
     AES Corp.* .................................        80    $      1,750
     Constellation Energy Group .................       180          15,691
     Dynegy, Inc.* ..............................       130           1,227
     NRG Energy, Inc.* ..........................        20             831
     TXU Corp. ..................................       340          22,882
                                                               ------------
                                                                     42,381
                                                               ------------
    MULTI-UTILITIES -- 1.5%
     Alliant Energy Corp. .......................        70           2,719
     Ameren Corp. ...............................       590          28,916
     CenterPoint Energy, Inc. ...................       570           9,918
     CMS Energy Corp. ...........................       440           7,568
     Consolidated Edison, Inc. ..................       460          20,755
     Dominion Resources, Inc. ...................       630          54,375
     DTE Energy Co. .............................       450          21,699
     Energy East Corp. ..........................     1,520          39,657
     Integrys Energy Group, Inc. ................       360          18,263
     MDU Resources Group, Inc. ..................        70           1,963
     NiSource, Inc. .............................       420           8,698
     NSTAR ......................................        70           2,272
     OGE Energy Corp. ...........................        70           2,566
     PG&E Corp. .................................       450          20,385
     Public Service Enterprise Group, Inc. ......       430          37,745
     Puget Energy, Inc. .........................        80           1,934
     SCANA Corp. ................................       160           6,126
     Sempra Energy Co. ..........................       460          27,246
     TECO Energy, Inc. ..........................       230           3,951
     Vectren Corp. ..............................       590          15,889
     Wisconsin Energy Corp. .....................        50           2,212
     Xcel Energy, Inc. ..........................       930          19,037
                                                               ------------
                                                                    353,894
                                                               ------------
    WATER UTILITIES -- 0.0%
     Aqua America, Inc. .........................        40             900
                                                               ------------
    TOTAL UTILITIES .......................................         862,100
                                                               ------------
    TOTAL COMMON STOCK (COST $22,945,315) .................      23,658,937
                                                               ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
       TempCash Portfolio - Institutional Series 32,607 $ 32,607 BlackRock Liquidity Funds
       TempFund Portfolio - Institutional Series     32,607          32,607
                                                                -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $65,214) ......................................          65,214
                                                                -----------
    TOTAL INVESTMENTS -- 100.0%
      (COST $23,010,529)+ .................................     $23,724,151
                                                                ===========


----------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $23,024,950. At June 30, 2007, net unrealized appreciation was $699,201. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,172,434, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $473,233.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
COMMON STOCK -- 99.6%
  CONSUMER DISCRETIONARY -- 17.6%
    AUTO COMPONENTS -- 1.5%
     Aftermarket Technology Corp.* ..............       130      $    3,858
     American Axle & Manufacturing Holdings, Inc.       460          13,625
     ArvinMeritor, Inc. .........................       830          18,426
     Cooper Tire & Rubber Co. ...................       590          16,296
     Drew Industries, Inc.* .....................        70           2,320
     Fuel Systems Solutions, Inc.* ..............        30             497
     Gentek, Inc.* ..............................       580          20,428
     Modine Manufacturing Co. ...................       520          11,752
     Noble International, Ltd. ..................        90           1,840
     Raser Technologies, Inc. ...................        50             370
     Sauer-Danfoss, Inc. ........................       300           8,928
     Shiloh Industries, Inc. ....................       450           5,481
     Standard Motor Products, Inc. ..............        20             301
     Superior Industries International, Inc. ....       340           7,398
     Tenneco, Inc.* .............................       230           8,059
     Visteon Corp.* .............................       620           5,022
                                                                 ----------
                                                                    124,601
                                                                 ----------
    AUTOMOBILES -- 0.1%
     Coachmen Industries, Inc. ..................        30             290
     Fleetwood Enterprises, Inc.* ...............        80             724
     Monaco Coach Corp. .........................       250           3,587
                                                                 ----------
                                                                      4,601
                                                                 ----------
    DISTRIBUTORS -- 0.2%
     Audiovox Corp.* ............................        10             130
     Building Materials Holding Corp. ...........       570           8,088
     Core Mark Holding Co, Inc. .................        60           2,159
     DXP Enterprises, Inc.* .....................        20             855
     Keystone Automotive Industries, Inc.* ......        40           1,655
     Source Interlink Cos., Inc.* ...............       230           1,145
                                                                 ----------
                                                                     14,032
                                                                 ----------
    DIVERSIFIED CONSUMER SERVICES -- 0.9%
     Bright Horizons Family Solutions, Inc.* ....        40           1,556
     Capella Education Co.* .....................        50           2,302
     Coinmach Service Corp. .....................       940          12,436


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
     Coinstar, Inc.* ............................        90      $    2,833
     Corinthian Colleges, Inc.* .................       370           6,027
     CPI Corp. ..................................        10             695
     DeVry, Inc. ................................       210           7,144
     Investools, Inc.* ..........................       110           1,096
     Matthews International Corp. - Class A .....       110           4,797
     Pre-Paid Legal Services, Inc.* .............       110           7,074
     Regis Corp. ................................       270          10,328
     Sotheby's Holdings, Inc. - Class A .........       120           5,522
     Stewart Enterprises, Inc. ..................       850           6,622
     Strayer Education, Inc. ....................        30           3,951
     Universal Technical Institute, Inc.* .......        90           2,285
                                                                 ----------
                                                                     74,668
                                                                 ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
     The Marcus Corp. ...........................       540          12,830
                                                                 ----------
    HOTELS, RESTAURANTS, & LEISURE -- 1.0%
     Ambassadors Group, Inc. ....................       110           3,908
     Ambassadors International, Inc. ............        30             998
     Ameristar Casinos, Inc. ....................       160           5,558
     Bally Technologies, Inc. ...................       140           3,699
     Churchill Downs, Inc. ......................        70           3,667
     Dover Downs Entertainment, Inc. ............       270           4,053
     Dover Motorsports, Inc. ....................        70             424
     Gaylord Entertainment Co. - Class A* .......        20           1,073
     Isle of Capri Casinos, Inc. ................        60           1,438
     Monarch Casino & Resort, Inc. ..............        90           2,416
     Morgans Hotel Group ........................        30             731
     MTR Gaming Group, Inc. .....................       140           2,156
     Multimedia Games, Inc. .....................       170           2,169
     Pinnacle Entertainment, Inc. ...............        50           1,408
     Progressive Gaming International Corp. .....        40             235
     Shuffle Master, Inc. .......................       410           6,806
     Six Flags, Inc. ............................     3,150          19,183
     Town Sports International Holdings, Inc. ...        30             580
     Trump Entertainment Resorts, Inc. ..........       280           3,514
     Vail Resorts, Inc. .........................       240          14,609
                                                                 ----------
                                                                     78,625
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    HOUSEHOLD DURABLES -- 2.4%
     American Greetings Corp. ...................       790      $   22,381
     Avatar Holdings, Inc.* .....................        30           2,308
     Blyth, Inc. ................................       210           5,582
     Brookfield Homes Corp. .....................       590          17,163
     California Coastal Communities, Inc.* ......       770          13,044
     Cavco Industries, Inc.* ....................        20             750
     Champion Enterprises, Inc.* ................       310           3,047
     CSS Industries, Inc. .......................       110           4,357
     Directed Electronics, Inc.* ................       100             884
     Ethan Allen Interiors, Inc. ................       510          17,467
     Furniture Brands International, Inc. .......       990          14,058
     Hooker Furniture Corp. .....................       100           2,244
     Hovnanian Enterprises, Inc.* ...............       460           7,604
     iRobot Corp.* ..............................        50             993
     Kimball International, Inc. ................       470           6,585
     La-Z-Boy Chair Co. .........................       890          10,199
     Libbey, Inc. ...............................        30             647
     Lifetime Brands, Inc. ......................        90           1,840
     M/I Homes, Inc. ............................       190           5,054
     Meritage Homes Corp.* ......................       240           6,420
     National Presto Industries, Inc. ...........        40           2,494
     Orleans Homebuilders, Inc. .................       510           4,309
     Palm Harbor Homes, Inc.* ...................        40             566
     Sealy Corp. ................................       480           7,930
     Skyline Corp. ..............................        10             300
     Standard Pacific Corp. .....................       110           1,928
     Stanley Furniture Co., Inc. ................       130           2,670
     Tarragon Corp.* ............................       150           1,269
     Tempur-Pedic International, Inc. ...........       190           4,921
     TOUSA, Inc. ................................     1,230           5,154
     Tupperware Corp. ...........................       700          20,118
     Universal Electronics, Inc.* ...............        30           1,090
                                                                 ----------
                                                                    195,376
                                                                 ----------
    INTERNET & CATALOG RETAIL -- 0.3%
     1-800-FLOWERS.COM, Inc.* ...................        90             849
     Audible, Inc.* .............................       220           2,218
     Blue Nile, Inc.* ...........................        10             604
     FTD Group, Inc.* ...........................        80           1,473
     Gaiam, Inc.* ...............................        20             365
     GSI Commerce, Inc.* ........................        30             681
     Netflix, Inc.* .............................       140           2,715
     Overstock.com, Inc.* .......................        50             913


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    INTERNET & CATALOG RETAIL -- (CONTINUED)
     PetMed Express, Inc.* ......................        80      $    1,027
     Priceline.com, Inc.* .......................       110           7,561
     Stamps.com, Inc.* ..........................        60             827
     Systemax, Inc.* ............................        20             416
     US Auto Parts Network, Inc. ................       130           1,230
                                                                 ----------
                                                                     20,879
                                                                 ----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.8%
     Arctic Cat, Inc. ...........................       160           3,168
     Callaway Golf Co. ..........................       570          10,152
     JAKKS Pacific, Inc.* .......................       310           8,723
     K2, Inc.* ..................................       170           2,582
     Leapfrog Enterprises, Inc.* ................        30             307
     Marine Products Corp. ......................       230           1,893
     MarineMax, Inc.* ...........................        70           1,401
     Oakley, Inc. ...............................       160           4,544
     Polaris Industries, Inc. ...................       440          23,830
     Pool Corp. .................................        20             781
     RC2 Corp.* .................................        60           2,401
     Smith & Wesson Holdings Corp.* .............        20             335
     Steinway Musical Instruments ...............        30           1,038
     Sturm, Ruger & Co., Inc.* ..................        30             466
     The Nautilus Group, Inc. ...................       390           4,696
                                                                 ----------
                                                                     66,317
                                                                 ----------
    MEDIA -- 3.3%
     Arbitron, Inc. .............................       150           7,729
     Belo Corp. .................................     1,430          29,444
     Carmike Cinemas, Inc. ......................       110           2,416
     Citadel Broadcasting Corp. .................     1,510           9,739
     CKX, Inc.* .................................        10             138
     Courier Corp. ..............................        60           2,400
     Cox Radio, Inc.* ...........................       590           8,402
     Crown Media Holdings, Inc. .................        70             504
     Cumulus Media, Inc.* .......................       270           2,524
     Emmis Communications Corp. - Class A .......     1,570          14,460
     Entercom Communications Corp. ..............       510          12,694
     Entravision Communications Corp.* ..........       110           1,147
     Gray Communications Systems, Inc. ..........       600           5,562
     Harris Interactive, Inc.* ..................       150             803


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    MEDIA -- (CONTINUED)
     Interactive Data Corp. .....................       660      $   17,675
     Journal Communications, Inc. - Class A .....     1,260          16,393
     Journal Register Co. .......................     1,220           5,466
     Lakes Entertainment Inc.* ..................        80             945
     Lee Enterprises, Inc. ......................       660          13,768
     Lin TV Corp.* ..............................       230           4,326
     Marvel Entertainment, Inc.* ................       430          10,956
     Media General, Inc. - Class A ..............       360          11,977
     Morningstar, Inc.* .........................        40           1,881
     ProQuest Co.* ..............................       250           2,385
     Radio One, Inc. - Class D* .................     1,580          11,155
     Salem Communications Corp. .................       200           2,218
     Scholastic Corp.* ..........................       380          13,657
     Sinclair Broadcast Group, Inc. .............       710          10,096
     Sun-Times Media Group, Inc. ................     1,240           6,510
     Tivo, Inc.* ................................       220           1,274
     Valassis Communications, Inc.* .............       600          10,314
     Value Line, Inc. ...........................       210           9,219
     Westwood One, Inc. .........................     1,580          11,360
     World Wrestling Entertainment, Inc. ........       680          10,873
                                                                 ----------
                                                                    270,410
                                                                 ----------
    MULTILINE RETAIL -- 0.1%
     99 Cents Only Stores* ......................       270           3,540
     Big Lots, Inc.* ............................        20             588
     Bon-Ton Stores, Inc. .......................        20             801
     Fred's, Inc. ...............................        60             803
     Retail Ventures, Inc.* .....................        10             161
     Tuesday Morning Corp. ......................       530           6,551
                                                                 ----------
                                                                     12,444
                                                                 ----------
    RESTAURANTS -- 1.3%
     AFC Enterprises, Inc.* .....................     1,050          18,155
     Applebee's International, Inc. .............       430          10,363
     Bob Evans Farms, Inc. ......................       220           8,107
     Buffalo Wild Wings, Inc.* ..................        40           1,664
     CBRL Group, Inc. ...........................       360          15,293
     CEC Entertainment, Inc.* ...................       200           7,040
     CKE Restaurants, Inc. ......................       120           2,408
     Cosi, Inc.* ................................        90             410
     Domino's Pizza, Inc. .......................       270           4,933
     IHOP Corp. .................................       120           6,532


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    RESTAURANTS -- (CONTINUED)
     Jack in the Box, Inc.* .....................        90      $    6,385
     Krispy Kreme Doughnuts, Inc.* ..............        40             370
     Landry's Restaurants, Inc. .................       100           3,026
     Luby's, Inc.* ..............................        70             676
     P.F. Chang's China Bistro, Inc.* ...........        70           2,464
     Papa John's International, Inc.* ...........       180           5,177
     Red Robin Gourmet Burgers, Inc.* ...........        10             404
     Ruby Tuesday, Inc. .........................       280           7,372
     Sonic Corp.* ...............................        10             221
     Texas Roadhouse, Inc.* .....................       190           2,430
     The Steak'n Shake Co.* .....................        60           1,001
                                                                 ----------
                                                                    104,431
                                                                 ----------
    SPECIALTY RETAIL -- 3.6%
     Aaron Rents, Inc. ..........................        60           1,752
     Aeropostale, Inc.* .........................       110           4,585
     America's Car-Mart, Inc.* ..................        90           1,223
     Asbury Automotive Group ....................       270           6,736
     Bebe Stores, Inc. ..........................       370           5,924
     Big 5 Sporting Goods Corp. .................        60           1,530
     Blockbuster, Inc. - Class A* ...............    17,360          74,822
     Books-A-Million, Inc. ......................        80           1,355
     Borders Group, Inc. ........................       140           2,668
     Brown Shoe Co., Inc. .......................       320           7,782
     Build-A-Bear Workshop, Inc.* ...............        90           2,353
     Cabela's, Inc. - Class A* ..................        30             664
     Charlotte Russe Holdings, Inc.* ............        50           1,343
     Charming Shoppes, Inc.* ....................       120           1,300
     Christopher & Banks Corp. ..................       240           4,116
     Citi Trends, Inc.* .........................        20             759
     Conn's, Inc.* ..............................        80           2,285
     Cost Plus, Inc.* ...........................       110             933
     CSK Auto Corp.* ............................       400           7,360
     DEB Shops, Inc. ............................       450          12,442
     Dress Barn, Inc.* ..........................       220           4,514
     Genesco, Inc.* .............................        60           3,139
     Group 1 Automotive, Inc. ...................       290          11,699
     Guess, Inc. ................................       140           6,726
     Hibbett Sports Inc.* .......................        80           2,190
     Hot Topic, Inc.* ...........................       110           1,196
     J. Crew Group, Inc.* .......................        10             541
     Jo-Ann Stores, Inc.* .......................        20             569
     Jos. A. Bank Clothiers, Inc.* ..............        40           1,659
     Lithia Motors, Inc. ........................       200           5,068


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    SPECIALTY RETAIL -- (CONTINUED)
     New York & Co., Inc.* ......................        40      $      438
     Pacific Sunwear of California, Inc.* .......       240           5,280
     Payless ShoeSource, Inc.* ..................       300           9,465
     Pier 1 Imports, Inc. .......................     1,450          12,310
     Rent-A-Center, Inc.* .......................       700          18,361
     Select Comfort Corp.* ......................       270           4,379
     Shoe Carnival, Inc.* .......................        20             550
     Sonic Automotive, Inc. .....................       550          15,933
     Stage Stores, Inc. .........................       240           5,030
     Stein Mart, Inc. ...........................       330           4,046
     Talbots, Inc. ..............................       490          12,265
     The Buckle, Inc. ...........................       100           3,940
     The Cato Corp. - Class A ...................       170           3,730
     The Finish Line, Inc. - Class A ............       200           1,822
     The Gymboree Corp.* ........................        80           3,153
     The Men's Wearhouse, Inc. ..................        60           3,064
     The Pep Boys - Manny, Moe & Jack ...........       320           6,451
     Tractor Supply Co.* ........................        10             521
     West Marine, Inc.* .........................       100           1,376
     Zumiez Inc.* ...............................        10             378
                                                                 ----------
                                                                    291,725
                                                                 ----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
     Ashworth, Inc. .............................        60             420
     Carter's, Inc. .............................       310           8,041
     Cherokee, Inc. .............................       120           4,385
     Columbia Sportswear Co. ....................       180          12,363
     Crocs, Inc. ................................        60           2,582
     Deckers Outdoor Corp. ......................        20           2,018
     Fossil, Inc. ...............................        80           2,359
     Hartmarx Corp. .............................       340           2,710
     Iconix Brand Group, Inc. ...................        70           1,555
     K-Swiss, Inc. - Class A ....................       280           7,932
     Kellwood Co. ...............................       410          11,529
     Kenneth Cole Productions, Inc. .............       110           2,717
     Maidenform Brands, Inc. ....................        90           1,787
     Movado Group, Inc. .........................       100           3,374
     Oxford Industries, Inc. ....................       140           6,208
     Perry Ellis International, Inc. ............        25             804
     Phillips-Van Heusen Corp. ..................       140           8,480
     Quiksilver, Inc. ...........................       430           6,076
     Skechers U.S.A., Inc. ......................       120           3,504
     Steven Madden, Ltd. ........................       100           3,276


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
     The Stride Rite Corp. ......................       340      $    6,888
     The Timberland Co. - Class A ...............       410          10,328
     The Warnaco Group, Inc. ....................       540          21,244
     True Religion Apparel, Inc. ................        60           1,220
     Unifirst Corp. .............................       100           4,405
     Volcom, Inc. ...............................       130           6,517
     Weyco Group, Inc. ..........................       110           2,962
     Wolverine World Wide, Inc. .................       180           4,988
                                                                 ----------
                                                                    150,672
                                                                 ----------
    TOTAL CONSUMER DISCRETIONARY ..........................       1,421,611
                                                                 ----------
  CONSUMER STAPLES -- 4.1%
    BEVERAGES -- 0.1%
     Coca-Cola Bottling Co. .....................       140           7,042
     MGP Ingredients, Inc. ......................        60           1,014
     National Beverage Corp.* ...................       384           4,420
     The Boston Beer Co., Inc. - Class A* .......        10             393
                                                                 ----------
                                                                     12,869
                                                                 ----------
    FOOD & STAPLES RETAILING -- 1.2%
     Andersons, Inc. ............................        40           1,813
     Arden Group, Inc. ..........................        30           4,092
     Casey's General Stores, Inc. ...............       120           3,271
     Central European Distribution Corp.* .......        40           1,385
     Great Atlantic & Pacific Tea Co., Inc.* ....       560          18,782
     Ingles Markets, Inc. - Class A .............       150           5,167
     Long's Drug Stores Corp. ...................       130           6,828
     Nash Finch Co. .............................       180           8,910
     Performance Food Group Co.* ................       430          13,971
     PriceSmart, Inc. ...........................        30             742
     Ruddick Corp. ..............................       220           6,626
     Spartan Stores, Inc. .......................        60           1,975
     The Pantry, Inc.* ..........................       140           6,454
     Village Super Market .......................        60           2,869
     Weis Markets, Inc. .........................       300          12,153
                                                                 ----------
                                                                     95,038
                                                                 ----------
    FOOD PRODUCTS -- 1.5%
     Alico, Inc. ................................        20           1,220
     American Italian Pasta Co.* ................        30             288
     Chiquita Brands International, Inc. ........       780          14,789


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    FOOD PRODUCTS -- (CONTINUED)
     Darling International, Inc.* ...............       180      $    1,645
     Farmer Brothers Co. ........................       270           6,110
     Flowers Foods, Inc. ........................       330          11,009
     Hain Celestial Group, Inc.* ................        70           1,900
     Imperial Sugar Co. .........................        60           1,847
     J&J Snack Foods Corp. ......................        40           1,510
     Lancaster Colony Corp. .....................       370          15,499
     Lance, Inc. ................................       310           7,304
     Pilgrim's Pride Corp. ......................       390          14,886
     Ralcorp Holdings, Inc.* ....................       120           6,414
     Reddy Ice Holdings, Inc. ...................       170           4,849
     Sanderson Farms, Inc. ......................       110           4,952
     Seaboard Corp. .............................        10          23,450
     Tootsie Roll Industries, Inc. ..............       109           3,020
     Treehouse Foods, Inc.* .....................        10             266
                                                                 ----------
                                                                    120,958
                                                                 ----------
    HOUSEHOLD PRODUCTS -- 0.2%
     Central Garden & Pet Co.* ..................       200           2,452
     Spectrum Brands, Inc.* .....................     1,090           7,379
     WD-40 Co. ..................................       150           4,931
                                                                 ----------
                                                                     14,762
                                                                 ----------
    PERSONAL PRODUCTS -- 0.5%
     American Oriental Bioengineering, Inc.* ....        90             801
     Chattem, Inc.* .............................        80           5,070
     French Fragrances, Inc.* ...................        50           1,213
     International Parfums, Inc. ................        40           1,065
     Mannatech, Inc. ............................       160           2,542
     Medifast, Inc.* ............................       120           1,074
     NBTY, Inc.* ................................       200           8,640
     Nu Skin Enterprises, Inc. ..................       630          10,395
     Parlux Fragrances, Inc.* ...................        90             400
     Playtex Products, Inc.* ....................       440           6,516
     Prestige Brands Holdings, Inc.* ............       170           2,207
     USANA Health Sciences, Inc.* ...............        30           1,342
                                                                 ----------
                                                                     41,265
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    TOBACCO -- 0.6%
     Alliance One International, Inc.* ..........       590      $    5,930
     Universal Corp. ............................       270          16,448
     Vector Group, Ltd. .........................     1,130          25,459
                                                                 ----------
                                                                     47,837
                                                                 ----------
    TOTAL CONSUMER STAPLES ................................         332,729
                                                                 ----------
  ENERGY -- 3.3%
    ENERGY EQUIPMENT & SERVICES -- 1.3%
     Allis-Chalmers Energy, Inc.* ...............        70           1,609
     Atwood Oceanics, Inc.* .....................        20           1,372
     Basic Energy Services, Inc.* ...............       120           3,068
     Bristow Group, Inc.* .......................        70           3,468
     Bronco Drilling Co., Inc.* .................       140           2,297
     Cal Dive International, Inc. ...............     1,870          31,098
     CARBO Ceramics, Inc. .......................       110           4,819
     Complete Production Services, Inc. .........        70           1,810
     Dril-Quip, Inc.* ...........................        20             899
     EnGlobal, Corp.* ...........................        80             972
     Grey Wolf, Inc.* ...........................       810           6,674
     Gulf Island Fabrication, Inc. ..............        80           2,776
     GulfMark Offshore, Inc.* ...................        30           1,537
     Hercules Offshore, Inc.* ...................       210           6,800
     Hornbeck Offshore Services, Inc.* ..........        80           3,101
     Input/Output, Inc.* ........................        50             781
     Lufkin Industries, Inc.* ...................        30           1,936
     Matrix Service Co.* ........................        20             497
     NATCO Group, Inc.* .........................        30           1,381
     Newpark Resources ..........................       100             775
     Oil States International, Inc.* ............       140           5,788
     Parker Drilling Co.* .......................        90             949
     Petroleum Helicopters, Inc. ................       340          10,129
     Pioneer Drilling Co.* ......................       160           2,386
     RPC, Inc. ..................................       220           3,749
     Superior Well Services, Inc.* ..............        60           1,525
     T-3 Energy Services, Inc.* .................        30           1,004
     Union Drilling, Inc.* ......................        70           1,149
     Unit Corp.* ................................        10             629
     W-H Energy Services, Inc.* .................        30           1,857
                                                                 ----------
                                                                    106,835
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.0%
     Arena Resources, Inc. ......................        10      $      581
                                                                 ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     Cimarex Energy Co. .........................        40           1,576
     Petroleum Development Corp.* ...............        60           2,849
                                                                 ----------
                                                                      4,425
                                                                 ----------
    OIL & GAS REFINING & MARKETING -- 0.0%
     World Fuel Services Corp. ..................        50           2,103
                                                                 ----------
    OIL, GAS & CONSUMABLE FUELS -- 1.9%
     Alon USA Energy, Inc. ......................       730          32,127
     Alpha Natural Resources, Inc.* .............       350           7,276
     Atlas America, Inc. ........................        90           4,836
     ATP Oil & Gas Co. ..........................        10             486
     Aventine Renewable Energy Holdings, Inc. ...        50             848
     Berry Petroleum Co. - Class A ..............       210           7,913
     Bill Barret Corp. ..........................        30           1,105
     Bois d'Arc Energy, Inc. ....................        30             511
     Brigham Exploration Co. ....................       260           1,526
     Callon Petroleum Co. .......................       160           2,267
     Carrizo Oil & Gas, Inc. ....................        10             415
     Comstock Resources, Inc. ...................        30             899
     Crosstex Energy, Inc. ......................       130           3,735
     Delek US Holdings, Inc. ....................        80           2,132
     Delta Petroleum Corp. ......................        30             602
     Edge Petroleum Corp. .......................        70             981
     Encore Acquisition Co. .....................       150           4,170
     Energy Partners, Ltd. ......................       108           1,803
     Evergreen Energy, Inc.* ....................        40             241
     Exco Resources, Inc. .......................        80           1,395
     GeoGlobal Resources, Inc. ..................        60             305
     GMX Resources, Inc. ........................        30           1,038
     Goodrich Petroleum Corp. ...................        10             346
     Harvest Natural Resources ..................       250           2,977
     International Coal Group, Inc.* ............       100             598
     James River Coal Co.* ......................        60             778
     Mariner Energy, Inc. .......................       200           4,850
     Markwest Hydrocarbon, Inc. .................        60           3,446
     Massey Energy Co. ..........................        20             533
     McMoRan Exploration Co. ....................        50             700
     NGP Capital Resources Co. ..................        90           1,505
     Pacific Ethanol, Inc.* .....................       340           4,488
     Parallel Petroleum Corp. ...................        70           1,533


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
     Penn Virginia Corp. ........................        70      $    2,814
     Petrohawk Energy Corp. .....................       130           2,062
     Quest Resource Corp. .......................        70             818
     Stone Energy Corp. .........................        60           2,056
     Swift Energy Co. ...........................       100           4,276
     Toreador Resources Corp. ...................        10             150
     USEC, Inc.* ................................       620          13,628
     Vaalco Energy* .............................       390           1,884
     VeraSun Energy Corp. .......................       130           1,882
     Warren Resources, Inc. .....................       140           1,635
     Western Refining, Inc. .....................       310          17,918
     Westmoreland Coal Co.* .....................        40           1,094
     Whiting Petroleum Corp. ....................       100           4,052
                                                                 ----------
                                                                    152,634
                                                                 ----------
    TOTAL ENERGY ..........................................         266,578
                                                                 ----------
  FINANCIALS -- 34.6%
    CAPITAL MARKETS -- 2.2%
     Apollo Investment Corp. ....................     1,087          23,392
     Ares Capital Corp. .........................       790          13,311
     Calamos Asset Management, Inc. .............       540          13,797
     Capital Southwest Corp. ....................        10           1,558
     Cohen & Steers, Inc. .......................       130           5,648
     GAMCO Investors, Inc. ......................       110           6,165
     GFI Group, Inc.* ...........................        20           1,450
     Gladstone Capital Corp. ....................       430           9,228
     Gladstone Investment Corp. .................       160           2,274
     Greenhill & Co., Inc. ......................        80           5,497
     KBW, Inc.* .................................        60           1,763
     Knight Capital Group, Inc. - Class A* ......       390           6,474
     Labranche & Co., Inc.* .....................     1,430          10,553
     MCG Capital Corp. ..........................     1,250          20,025
     MVC Capital, Inc. ..........................       240           4,514
     optionsXpress Holdings, Inc. ...............       290           7,441
     Penson Worldwide, Inc.* ....................        30             736
     Piper Jaffray Cos., Inc.* ..................       120           6,688
     Sanders Morris Harris Group, Inc. ..........       180           2,095
     Stifel Financial Corp.* ....................        20           1,178
     SWS Group, Inc. ............................       205           4,432
     Technology Investment Capital Corp. ........       280           4,421


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    CAPITAL MARKETS -- (CONTINUED)
     Thomas Weisel Partners Group, Inc.* ........        70      $    1,166
     Tradestation Group, Inc.* ..................        50             583
     Waddell & Reed Financial, Inc. - Class A ...       860          22,369
                                                                 ----------
                                                                    176,758
                                                                 ----------
    COMMERCIAL BANKS -- 7.9%
     Alabama National Bancorp ...................        70           4,329
     Amcore Financial, Inc. .....................       120           3,479
     AmericanWest Bancorp .......................        10             182
     Ameris Bancorp .............................       150           3,371
     Arrow Financial Corp. ......................       160           3,522
     Bancfirst Corp. ............................        20             856
     BancTrust Financial Group, Inc. ............       130           2,730
     Bank of Granite Corp. ......................        80           1,335
     Bank of the Ozarks, Inc. ...................        80           2,230
     Bankfinancial Corp. ........................        40             618
     Banner Corp. ...............................        70           2,384
     Boston Private Financial Holdings, Inc. ....       180           4,837
     Cadence Financial Corp. ....................       280           5,454
     Camden National Corp. ......................        40           1,566
     Capital City Bank Group, Inc. ..............        10             313
     Cardinal Financial Corp. ...................        90             888
     Cathay General Bancorp .....................       210           7,043
     Centennial Bank Holdings, Inc. .............       290           2,456
     Center Financial Corp. .....................        30             508
     Central Pacific Financial Corp. ............       120           3,961
     Chemical Financial Corp. ...................       190           4,915
     Chittenden Corp. ...........................       420          14,679
     Citizens Banking Corp. .....................     1,030          18,849
     City Holding Co. ...........................       120           4,600
     Community Bank Systems, Inc. ...............       360           7,207
     Community Banks, Inc. ......................       300           9,666
     Community Trust Bancorp, Inc. ..............       160           5,168
     CVB Financial Corp. ........................       902          10,030
     Farmers Capital Bank Corp. .................       210           6,075
     First Bancorp/North Carolina ...............       230           4,308
     First Bancorp/Puerto Rico ..................       570           6,264
     First Charter Corp. ........................       190           3,699
     First Commonwealth Financial Corp. .........     1,580          17,254
     First Community Bancorp, Inc. ..............       160           9,154


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    COMMERCIAL BANKS -- (CONTINUED)
     First Community Bancshares, Inc. ...........       110      $    3,431
     First Financial Bancorp ....................       680          10,193
     First Financial Bankshares, Inc. ...........       160           6,210
     First Financial Corp./Indiana ..............       160           4,698
     First Indiana Corp. ........................       270           5,972
     First Merchants Corp. ......................       380           9,131
     First Midwest Bancorp, Inc. ................       220           7,812
     First South Bancorp ........................        20             538
     First State Bancorp ........................       120           2,555
     FirstMerit Corp. ...........................     1,180          24,697
     FNB Corp. ..................................     1,190          19,921
     Frontier Financial Corp. ...................       290           6,534
     Glacier Bancorp, Inc. ......................       270           5,494
     Great Southern Bancorp, Inc. ...............        70           1,894
     Greater Bay Bancorp ........................       600          16,704
     Greene County Bancshares, Inc. .............        70           2,188
     Hancock Holding Co. ........................        50           1,878
     Hanmi Financial Corp. ......................        40             682
     Harleysville National Corp. ................       280           4,514
     Heartland Financial USA, Inc. ..............        40             972
     Horizon Financial Corp. ....................       130           2,833
     IBERIABANK Corp. ...........................        10             495
     Independent Bank Corp./Michigan ............       400           6,884
     Integra Bank Corp. .........................       260           5,582
     International Bancshares Corp. .............       550          14,091
     InterVest Bancshares Corp. .................        60           1,690
     Macatawa Bank Corp. ........................       220           3,500
     MainSource Financial Group, Inc. ...........       254           4,265
     MBT Financial Corp. ........................       310           4,365
     Mercantile Bank Corp. ......................         1              27
     Midwest Banc Holdings, Inc. ................        60             870
     National Penn Bancshares, Inc. .............       600          10,008
     NBT Bancorp, Inc. ..........................       520          11,731
     Old National Bancorp/Indiana ...............     1,180          19,600
     Old Second Bancorp, Inc. ...................        50           1,458
     Omega Financial Corp. ......................       310           8,336
     Oriental Financial Group ...................       930          10,146
     Pacific Capital Bancorp ....................       460          12,411
     Park National Corp. ........................       170          14,414
     Peoples Bancorp, Inc./Ohio .................       190           5,143
     Preferred Bank .............................        30           1,200


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    COMMERCIAL BANKS -- (CONTINUED)
     PrivateBancorp, Inc. .......................        80      $    2,304
     Prosperity Bancshares, Inc. ................        70           2,293
     Provident Bankshares Corp. .................       480          15,734
     R-G Financial Corp.* .......................        80             296
     Renasant Corp. .............................       180           4,093
     Republic Bancorp, Inc./Kentucky ............        14             232
     Royal Bancshares of Pennsylvania ...........       247           4,868
     S&T Bancorp, Inc. ..........................       230           7,567
     Santander BanCorp ..........................       610           9,065
     SCBT Financial Corp. .......................        52           1,893
     Seacoast Banking Corp. of Florida ..........       200           4,350
     Sierra Bancorp .............................        70           1,974
     Simmons First National Corp. ...............       120           3,311
     Southside Bancshares, Inc. .................        95           2,063
     Southwest Bancorp, Inc. ....................        60           1,442
     Sterling Bancshares, Inc. ..................       430           4,863
     Sterling Financial Corp./Pennsylvania ......       120           1,262
     Sterling Financial Corp./Washington ........       160           4,630
     Suffolk Bancorp ............................       100           3,192
     Susquehanna Bancshares, Inc. ...............       800          17,896
     Taylor Capital Group, Inc. .................        70           1,927
     Texas Capital Bancshares, Inc. .............        20             447
     Tompkins Trustco, Inc. .....................        90           3,366
     Trustmark Corp. ............................       660          17,068
     UCBH Holdings, Inc. ........................       280           5,116
     UMB Financial Corp. ........................       210           7,743
     Umpqua Holdings Corp. ......................       320           7,523
     United Bankshares, Inc. ....................       250           7,950
     United Community Banks, Inc./Georgia .......       120           3,107
     Univest Corp. of PA ........................       170           3,828
     Vineyard National Bancorp ..................        95           2,171
     Virginia Commerce Bancorp, Inc.* ...........        11             186
     Virginia Financial Group, Inc. .............        10             222
     W Holding Co., Inc. ........................     2,750           7,260
     Washington Trust Bancorp, Inc. .............       160           4,034
     WesBanco, Inc. .............................       310           9,145
     West Bancorp, Inc. .........................       320           5,110
     West Coast Bancorp/Oregon ..................        40           1,216
     Westamerica Bancorp ........................        80           3,539


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
     COMMERCIAL BANKS -- (CONTINUED)
     Wintrust Financial Corp. ...................        90      $    3,947
                                                                 ----------
                                                                    637,230
                                                                 ----------
    CONSUMER FINANCE -- 0.5%
     Advance America Cash Advance Centers, Inc. .       670          11,885
     Advanta Corp. - Class B ....................       285           8,875
     Cash America International, Inc. ...........       180           7,137
     Credit Acceptance Corp.* ...................       260           6,976
     Dollar Financial Corp.* ....................        30             855
     EzCorp, Inc.* ..............................       150           1,986
     First Cash Financial Services, Inc.* .......        70           1,641
     Rewards Network, Inc.* .....................       260           1,058
     United PanAm Financial Corp.* ..............       230           3,280
                                                                 ----------
                                                                     43,693
                                                                 ----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.7%
     Asset Acceptance Capital Corp.* ............       360           6,372
     Asta Funding, Inc. .........................       110           4,227
     Compass Diversified Trust ..................       250           4,458
     Financial Federal Corp. ....................       470          14,016
     International Securities Exchange Holdings,
       Inc. .....................................        80           5,228
     MarketAxess Holdings, Inc. .................        60           1,079
     Marlin Business Services Corp.* ............        20             426
     Medallion Financial Corp. ..................     1,050          12,422
     PICO Holdings, Inc.* .......................        60           2,596
     Portfolio Recovery Associates, Inc.* .......        70           4,201
     Resource America, Inc. .....................        20             412
                                                                 ----------
                                                                     55,437
                                                                 ----------
    INSURANCE -- 7.7%
     Affirmative Insurance Holdings, Inc. .......       190           2,898
     Alfa Corp. .................................     1,000          15,570
     American Equity Investment Life Holding Co.        310           3,745
     American Physicians Capital, Inc.* .........        50           2,025
     Argonaut Group, Inc.* ......................       320           9,987


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    INSURANCE -- (CONTINUED)
     Baldwin & Lyons, Inc. - Class B ............       430      $   11,171
     Bristol West Holdings, Inc. ................       110           2,461
     CNA Surety Corp.* ..........................       340           6,429
     Commerce Group, Inc. .......................     1,360          47,219
     Crawford & Co. .............................       320           2,163
     Darwin Professional Underwriters, Inc. .....        80           2,014
     Delphi Financial Group, Inc. - Class A .....       560          23,419
     Donegal Group, Inc. ........................       360           5,364
     EMC Insurance Group, Inc. ..................       370           9,183
     FBL Financial Group, Inc. ..................       380          14,942
     First Acceptance Corp.* ....................        20             203
     FPIC Insurance Group, Inc.* ................       210           8,562
     Great American Financial Resources, Inc. ...       670          16,207
     Harleysville Group, Inc. ...................       500          16,680
     Hilb, Rogal & Hamilton Co. .................       290          12,429
     Horace Mann Educators Corp. ................       960          20,390
     Independence Holding Co. ...................       160           3,269
     Infinity Property & Casual Corp. ...........       120           6,088
     James River Group, Inc. ....................       120           3,988
     Kansas City Life Insurance Co. .............       200           9,304
     LandAmerica Financial Group, Inc. ..........       370          35,701
     Meadowbrook Insurance Group, Inc.* .........       250           2,740
     Midland Co. ................................       180           8,449
     National Financial Partners Corp. ..........       180           8,336
     National Interstate Corp. ..................       120           3,130
     National Western Life Insurance Co. ........        50          12,646
     Navigators Group, Inc.* ....................       230          12,397
     NyMagic, Inc. ..............................       100           4,020
     Odyssey Re Holdings Corp. ..................     1,240          53,184
     Ohio Casualty Corp. ........................       680          29,451
     PMA Capital Corp.* .........................       440           4,704
     Presidential Life Corp. ....................       440           8,650
     ProAssurance Corp.* ........................       390          21,711
     RLI Corp. ..................................       350          19,583
     Safety Insurance Group, Inc. ...............       300          12,420


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    INSURANCE -- (CONTINUED)
     Seabright Insurance Holdings* ..............       190      $    3,321
     Selective Insurance Group, Inc. ............     1,250          33,600
     State Auto Financial Corp. .................       440          13,486
     Stewart Information Services Corp. .........       370          14,737
     The Phoenix Cos., Inc. .....................     1,760          26,418
     Tower Group, Inc. ..........................       110           3,509
     United Fire & Casualty Co. .................       330          11,675
     Zenith National Insurance Corp. ............       560          26,370
                                                                 ----------
                                                                    625,948
                                                                 ----------
    REAL ESTATE INVESTMENT TRUSTS -- 12.3%
     Alexander's, Inc.* .........................        10           4,042
     Alexandria Real Estate Equities, Inc. ......       180          17,428
     American Campus Communities, Inc. ..........       120           3,395
     American Financial Realty Trust ............     2,750          28,380
     Ashford Hospitality Trust ..................       700           8,232
     BioMed Realty Trust, Inc. ..................       540          13,565
     Capital Lease Funding, Inc. ................     1,310          14,082
     Capital Trust, Inc. ........................       150           5,121
     CBRE Realty Finance, Inc. ..................       300           3,567
     Cedar Shopping Centers, Inc. ...............       360           5,166
     Colonial Properties Trust ..................       260           9,477
     Corporate Office Properties Trust ..........       300          12,303
     Cousins Properties, Inc. ...................     1,270          36,843
     Crescent Real Estate Equities Co. ..........       540          12,118
     DCT Industrial Trust, Inc. .................       200           2,152
     DiamondRock Hospitality Co. ................       190           3,625
     Digital Realty Trust, Inc. .................       290          10,927
     Eastgroup Properties, Inc. .................       190           8,326
     Education Realty Trust, Inc. ...............       300           4,209
     Entertainment Properties Trust .............       270          14,521
     Equity Inns, Inc. ..........................       900          20,160
     Equity Lifestyle Properties, Inc. ..........        50           2,610
     Equity One, Inc. ...........................       940          24,017
     Extra Space Storage, Inc. ..................       340           5,610
     FelCor Lodging Trust, Inc. .................       680          17,700
     First Industrial ...........................       770          29,845
     First Potomac Realty Trust .................       130           3,028
     Franklin Street Properties Corp. ...........     1,310          21,667


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Friedman Billings Ramsey Group, Inc. .......     6,380      $   34,835
     Getty Realty Corp. .........................       340           8,935
     Glimcher Realty Trust ......................       810          20,250
     GMH Communities Trust ......................       790           7,655
     Gramercy Capital Corp. .....................       130           3,580
     Healthcare Realty Trust, Inc. ..............       870          24,169
     Hersha Hospitality Trust ...................       370           4,373
     Highland Hospitality Corp. .................       370           7,104
     Home Properties, Inc. ......................       620          32,197
     Inland Real Estate Corp. ...................       680          11,546
     Innkeepers USA Trust .......................       650          11,524
     Investors Real Estate Trust ................       980          10,123
     Kite Realty Group Trust ....................       100           1,902
     KKR Financial Holdings LLC .................       340           8,469
     LaSalle Hotel Properties ...................       280          12,158
     Lexington Realty Trust .....................     1,280          26,624
     LTC Properties, Inc. .......................       440          10,010
     Maguire Properties, Inc. ...................       450          15,448
     Medical Properties Trust, Inc. .............       390           5,160
     Mid-America Apartment Communities, Inc. ....       260          13,645
     National Retail Properties, Inc. ...........       850          18,581
     Nationwide Health Properties, Inc. .........       920          25,024
     NorthStar Realty Finance Corp. .............     1,170          14,637
     Omega Healthcare Investors, Inc. ...........       730          11,556
     Parkway Properties, Inc. ...................       240          11,527
     Pennsylvania Real Estate Investment Trust ..       570          25,268
     Post Properties, Inc. ......................       520          27,108
     Potlatch Corp. .............................       530          22,816
     PS Business Parks, Inc. ....................       240          15,209
     Ramco-Gershenson Properties Trust ..........       240           8,623
     Realty Income Corp. ........................     1,020          25,694
     Republic Property Trust ....................       150           1,838
     Saul Centers, Inc. .........................        80           3,628
     Senior Housing Properties Trust ............       940          19,129
     Sovran Self Storage, Inc. ..................       180           8,669
     Strategic Hotel Capital, Inc. ..............     2,180          49,028
     Sun Communities, Inc. ......................       310           9,229
     Sunstone Hotel Investors, Inc. .............     1,260          35,771
     Tanger Factory Outlet Centers, Inc. ........       280          10,486


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     U-Store-It Trust ...........................       230      $    3,770
     Universal Health Realty Income Trust .......       220           7,326
     Urstadt Biddle Properties - Class A ........       300           5,103
     Washington Real Estate Investment Trust ....       470          15,980
     Winthrop Realty Trust ......................       970           6,703
                                                                 ----------
                                                                    994,526
                                                                 ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     Affordable Residential Communities L.P.* ...       200           2,364
     Move, Inc.* ................................        30             134
                                                                 ----------
                                                                      2,498
                                                                 ----------
    THRIFTS & MORTGAGE FINANCE -- 3.3%
     Anchor BanCorp Wisconsin, Inc. .............       230           6,024
     Bank Mutual Corp. ..........................       560           6,457
     Berkshire Hills Bancorp, Inc. ..............        60           1,891
     Brookline Bancorp, Inc. ....................     1,070          12,316
     Centerling Holding Co. .....................     2,280          41,040
     Charter Financial Corp./Georgia ............       200          10,200
     Citizens First Bancorp, Inc. ...............       120           2,616
     City Bank/Lynnwood, Washington .............       180           5,672
     Clayton Holdings, Inc.* ....................       260           2,961
     Corus Bankshares, Inc. .....................     1,010          17,432
     Dime Community Bancshares ..................       660           8,705
     Federal Agricultural Mortgage Corp. ........       440          15,057
     First Financial Holdings, Inc. .............       150           4,906
     First Place Financial Corp. ................       300           6,336
     FirstFed Financial Corp.* ..................        80           4,538
     Flagstar Bancorp, Inc. .....................     1,640          19,762
     Flushing Financial Corp. ...................       320           5,139
     KNBT Bancorp, Inc. .........................       290           4,263
     MAF Bancorp, Inc. ..........................       230          12,480
     NASB Financial, Inc. .......................       140           4,711
     NewAlliance Bancshares, Inc. ...............       180           2,650
     Northwest Bancorp, Inc. ....................       300           7,842
     OceanFirst Financial Corp. .................       380           6,688
     Partners Trust Financial Group, Inc. .......     1,170          12,285


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     PFF Bancorp, Inc. ..........................       230      $    6,424
     Provident Financial Services, Inc. .........       480           7,565
     Provident New York Bancorp .................        10             135
     Star States Corp. ..........................        20           1,309
     TrustCo Bank Corp. NY ......................     1,460          14,425
     United Community Financial Corp. ...........       550           5,489
     Westfield Financial, Inc. ..................       200           1,994
     Willow Financial Bancorp, Inc. .............       302           3,926
                                                                 ----------
                                                                    263,238
                                                                 ----------
    TOTAL FINANCIALS ......................................       2,799,328
                                                                 ----------
  HEALTH CARE -- 4.7%
    BIOTECHNOLOGY -- 0.3%
     Acadia Pharmaceuticals, Inc.* ..............        90           1,230
     Alexion Pharmaceuticals, Inc.* .............        20             901
     Alkermes, Inc.* ............................        50             730
     Alnylam Pharmaceuticals, Inc.* .............        30             456
     Altus Pharmaceuticals, Inc.* ...............        10             115
     Applera Corp. - Celera Group* ..............        30             372
     Arena Pharmaceuticals, Inc.* ...............        70             769
     ArQule, Inc.* ..............................        40             282
     BioCryst Pharmaceuticals, Inc.* ............        70             541
     BioMarin Pharmaceutical, Inc.* .............        10             179
     Cell Genesystem* ...........................       130             436
     Coley Pharmaceutical Group, Inc.* ..........        40             145
     Cubist Pharmaceuticals, Inc.* ..............       200           3,942
     CV Therapeutics, Inc.* .....................        50             661
     Dendreon Corp.* ............................        20             142
     Encysive Pharmaceuticals, Inc.* ............       280             498
     GTx, Inc.* .................................        20             324
     Incyte Corp.* ..............................        80             480
     InterMune, Inc.* ...........................        30             778
     Isis Pharmaceuticals, Inc.* ................        50             484
     Keryx Biopharmaceuticals, Inc.* ............        50             489
     Lifecell Corp.* ............................        10             305
     Martek Bioscience Corp.* ...................        50           1,298
     Medarex, Inc.* .............................        40             572
     Neurocrine Biosciences, Inc.* ..............        60             674
     Northfield Laboratories, Inc.* .............       140             199
     Onyx Pharmaceuticals, Inc.* ................        60           1,614
     Osiris Therapeutics, Inc.* .................        40             540


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    BIOTECHNOLOGY -- (CONTINUED)
     Panacos Pharmaceuticals, Inc.* .............       220      $      711
     Pharmion Corp.* ............................        20             579
     Regeneron Pharmaceuticals, Inc.* ...........        10             179
     Sangamo Biosciences, Inc.* .................        70             568
     Savient Pharmaceuticals, Inc.* .............        50             621
     Telik, Inc.* ...............................       110             372
     United Therapeutics Corp.* .................        20           1,275
                                                                 ----------
                                                                     23,461
                                                                 ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
     Align Technology, Inc.* ....................        30             725
     American Medical Systems Holdings, Inc.* ...       130           2,345
     Analogic Corp. .............................        70           5,146
     AngioDynamics, Inc.* .......................       150           2,702
     Arrow International, Inc. ..................       100           3,828
     Arthrocare Corp.* ..........................        40           1,756
     Aspect Medical Systems, Inc.* ..............        50             748
     Candela Corp.* .............................       110           1,274
     Cerus Corp.* ...............................       120             811
     Conmed Corp.* ..............................       140           4,099
     Cyberonics, Inc.* ..........................        10             168
     Datascope Corp. ............................       150           5,742
     DexCom, Inc.* ..............................       100             819
     Foxhollow Technologies, Inc.* ..............        70           1,487
     Haemonetics Corp.* .........................        80           4,209
     Hansen Medical, Inc.* ......................        10             189
     HealthTronics, Inc.* .......................       690           3,001
     Hologic, Inc.* .............................        70           3,872
     ICU Medical, Inc.* .........................        10             429
     Immucor, Inc.* .............................        40           1,119
     Integra LifeSciences Holdings Corp.* .......        10             494
     International Remote Imaging Systems, Inc.*         50             842
     Invacare Corp. .............................       500           9,165
     Inverness Medical Innovations, Inc.* .......        10             510
     Kyphon, Inc.* ..............................        60           2,889
     Medical Action Industries, Inc.* ...........        45             813
     Mentor Corp. ...............................       370          15,052
     Meridian Diagnostics, Inc. .................       105           2,274
     Neurometrix, Inc.* .........................       130           1,262
     NxStage Medical, Inc.* .....................        60             776


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
     OraSure Technologies, Inc.* ................        40      $      327
     Osteotech, Inc.* ...........................        40             288
     Palomar Medical Technologies, Inc.* ........        20             694
     PolyMedica Corp. ...........................        70           2,860
     Quidel Corp.* ..............................        70           1,229
     Sirona Dental Systems, Inc. ................        20             757
     STERIS Corp. ...............................       260           7,956
     Symmetry Medical, Inc.* ....................        70           1,121
     Thoratec Corp.* ............................        50             920
     Vital Signs, Inc. ..........................        40           2,222
     Volcano Corp.* .............................        20             404
     West Pharmaceutical Services, Inc. .........        90           4,243
     Wilson Greatbatch Technologies, Inc.* ......        50           1,620
     Zoll Medical Corp.* ........................        40             892
                                                                 ----------
                                                                    104,079
                                                                 ----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.9%
     Air Methods Corp.* .........................        10             367
     Alliance Imaging, Inc.* ....................       470           4,413
     Amedisys, Inc.* ............................        40           1,453
     AMERIGROUP Corp.* ..........................       360           8,568
     AMN Healthcare Services, Inc.* .............       130           2,860
     AmSurg Corp.* ..............................       130           3,138
     Apria Healthcare Group, Inc.* ..............       400          11,508
     Capital Senior Living Corp.* ...............        40             377
     Centene Corp.* .............................       290           6,212
     Chemed Corp. ...............................       120           7,955
     Corvel Corp.* ..............................        60           1,568
     Cross Country Healthcare, Inc.* ............       180           3,002
     Cryolife, Inc.* ............................        20             260
     Gentiva Health Services, Inc.* .............       580          11,635
     HealthExtras, Inc.* ........................        90           2,662
     Healthways, Inc.* ..........................        60           2,842
     InVentiv Health, Inc.* .....................        80           2,929
     Kindred Healthcare, Inc.* ..................       350          10,752
     Landauer, Inc. .............................        60           2,955
     LCA-Vision, Inc. ...........................       110           5,199
     Magellan Health Services, Inc.* ............       230          10,688
     Matria Healthcare, Inc.* ...................        60           1,817
     Medcath Corp.* .............................        50           1,590
     Molina Healthcare* .........................       160           4,883


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
     National HealthCare Corp. ..................        60      $    3,096
     Nighthawk Radiology Holdings, Inc. .........       280           5,054
     Odyssey Healthcare, Inc.* ..................       200           2,372
     Option Care, Inc. ..........................       170           2,618
     Owens & Minor, Inc. ........................       220           7,687
     Providence Service Corp.* ..................        50           1,336
     Psychiatric Solutions, Inc.* ...............       100           3,626
     Radiation Therapy Services, Inc.* ..........        20             527
     RehabCare Group, Inc.* .....................       140           1,994
     Res-Care, Inc.* ............................       110           2,325
     Sun Healthcare Group, Inc. .................        30             435
     Sunrise Senior Living, Inc.* ...............       220           8,798
     Symbion, Inc.* .............................        80           1,737
     Visicu, Inc.* ..............................        80             732
     VistaCare, Inc.* ...........................        70             687
                                                                 ----------
                                                                    152,657
                                                                 ----------
    HEALTH CARE TECHNOLOGY -- 0.1%
     Allscripts Healthcare Solutions, Inc.* .....        20             510
     Computer Programs and Systems, Inc. ........       140           4,337
     Emageon, Inc.* .............................       100             902
     Merge Technologies, Inc.* ..................       630           4,114
     Omnicell, Inc.* ............................        10             208
     Trizetto Group, Inc.* ......................        80           1,549
     Vital Images, Inc.* ........................        20             543
                                                                 ----------
                                                                     12,163
                                                                 ----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     Advanced Magnetics, Inc.* ..................        10             582
     Affymetrix, Inc.* ..........................        90           2,240
     Albany Molecular Research, Inc.* ...........        50             742
     Bio-Rad Laboratories, Inc.* ................        90           6,801
     Bruker Biosciences Corp.* ..................        60             541
     Cambrex Corp. ..............................        70             929
     Dionex Corp.* ..............................        50           3,549
     Enzo Biochem, Inc.* ........................        10             149
     eResearch Technology, Inc.* ................       300           2,853
     Exelixis, Inc.* ............................        40             484
     Illumina, Inc.* ............................        30           1,218
     Kendle International, Inc.* ................        40           1,471


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
     Luminex, Corp.* ............................        10      $      123
     Nektar Therapeutics* .......................       100             949
     PARAXEL International Corp.* ...............        10             421
     Pharmanet Development Group, Inc.* .........        50           1,594
     PRA International* .........................        40           1,012
     Varian, Inc.* ..............................        90           4,935
                                                                 ----------
                                                                     30,593
                                                                 ----------
    PHARMACEUTICALS -- 0.7%
     Adams Respiratory Therapeutics* ............       120           4,727
     Alpharma, Inc. .............................       500          13,005
     Auxilium Pharmaceuticals, Inc.* ............        30             478
     Bentley Pharmaceuticals, Inc.* .............        80             971
     Bradley Pharmaceuticals, Inc.* .............       140           3,039
     Caraco Pharmaceutical Laboratories, Ltd.* ..        30             455
     Emisphere Technologies, Inc.* ..............        10              48
     Hi-Tech Pharmacal Co., Inc.* ...............       100           1,194
     K-V Pharmaceutical Co. - Class A* ..........        40           1,090
     Medicis Pharmaceutical Corp. ...............       280           8,551
     MGI Pharma, Inc.* ..........................        10             224
     Nastech Pharmaceutical Co., Inc.* ..........        60             655
     Noven Pharmaceuticals, Inc.* ...............        40             938
     Par Pharmaceutical Co., Inc.* ..............       120           3,387
     PenWest Pharmaceuticals Co.* ...............        70             873
     Perrigo Co. ................................       260           5,091
     Pozen, Inc.* ...............................        60           1,084
     Salix Pharmaceuticals, Ltd.* ...............        20             246
     Sciele Pharmaceutical Co.* .................       110           2,592
     Somaxon Pharmaceuticals, Inc.* .............        30             365
     Supergen, Inc.* ............................        30             167
     The Medicines Co.* .........................        20             352
     Valeant Pharmaceuticals International ......       330           5,508
     ViroPharma, Inc.* ..........................        90           1,242
                                                                 ----------
                                                                     56,282
                                                                 ----------
    TOTAL HEALTH CARE .....................................         379,235
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
  INDUSTRIALS -- 12.9%
    AEROSPACE & DEFENSE -- 0.9%
     AAR Corp.* .................................        60      $    1,981
     Applied Signal Technology, Inc. ............        40             624
     Argon ST, Inc.* ............................        20             464
     BE Aerospace, Inc.* ........................        20             826
     Ceradyne, Inc.* ............................        70           5,177
     Cubic Corp. ................................        20             604
     Curtiss Wright Corp. .......................       210           9,788
     DynCorp International, Inc.* ...............       410           9,016
     EDO Corp. ..................................        90           2,958
     Esterline Technologies Corp.* ..............        80           3,865
     Gencorp, Inc.* .............................        80           1,046
     HEICO Corp. ................................        70           2,946
     Herley Industries, Inc.* ...................        80           1,310
     Hexcel Corp.* ..............................       190           4,003
     Ionatron, Inc.* ............................       110             429
     Ladish Co., Inc.* ..........................        10             430
     Moog, Inc. - Class A* ......................        30           1,323
     MTC Technologies, Inc.* ....................        90           2,210
     Orbital Sciences Corp.* ....................       170           3,572
     Taser International, Inc.* .................        40             558
     Teledyne Technologies, Inc.* ...............       140           6,433
     Triumph Group, Inc. ........................        80           5,237
     United Industrial Corp. ....................        70           4,199
                                                                 ----------
                                                                     68,999
                                                                 ----------
    AIR FREIGHT & LOGISTICS -- 0.3%
     Atlas Air Worldwide Holdings, Inc.* ........       130           7,662
     EGL, Inc. ..................................       100           4,648
     Forward Air Corp. ..........................       110           3,750
     Hub Group, Inc. - Class A* .................        90           3,164
     Pacer International, Inc. ..................       240           5,645
                                                                 ----------
                                                                     24,869
                                                                 ----------
    AIRLINES -- 0.3%
     AirTran Holdings, Inc. .....................       160           1,747
     ExpressJet Holdings, Inc.* .................     2,130          12,737
     JetBlue Airways Corp.* .....................       150           1,763
     Mesa Air Group, Inc.* ......................       560           3,702
     Republic Airways Holdings, Inc.* ...........       210           4,273
     SkyWest, Inc. ..............................       160           3,813
                                                                 ----------
                                                                     28,035
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    BUILDING PRODUCTS -- 0.6%
     American Woodmark Corp. ....................        10      $      346
     Ameron International Corp. .................        60           5,411
     Apogee Enterprises, Inc. ...................       150           4,173
     Builders FirstSource, Inc.* ................       800          12,848
     Goodman Global, Inc.* ......................        90           2,000
     Griffon Corp.* .............................       120           2,614
     Insteel Industries, Inc. ...................       160           2,880
     Lennox International, Inc. .................        10             342
     NCI Building Systems, Inc.* ................       120           5,920
     Simpson Manufacturing Co., Inc. ............       230           7,760
     Trex Co., Inc.* ............................       100           1,963
     Universal Forest Products, Inc. ............        90           3,803
                                                                 ----------
                                                                     50,060
                                                                 ----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.1%
     ABM Industries, Inc. .......................       400          10,324
     ACCO Brands Corp.* .........................     1,490          34,344
     Administaff, Inc. ..........................       150           5,023
     American Ecology Corp. .....................       100           2,142
     Amrep Corp. ................................        90           4,279
     Angelica Corp. .............................        30             632
     Barrett Business ...........................        40           1,033
     Bowne & Co., Inc. ..........................       120           2,341
     Brady Corp. - Class A ......................       370          13,742
     Casella Waste Systems, Inc.* ...............        90             970
     CBIZ, Inc.* ................................       240           1,764
     CDI Corp.* .................................       330          10,626
     Cenveo, Inc.* ..............................        10             232
     Clean Harbors, Inc.* .......................        10             494
     Comfort Systems USA, Inc. ..................       160           2,269
     Compx International, Inc. ..................       100           1,850
     Comsys IT Partners, Inc.* ..................        50           1,141
     Consolidated Graphics, Inc.* ...............        60           4,157
     CoStar Group, Inc.* ........................        10             529
     Deluxe Corp. ...............................     1,160          47,108
     Diamond Management & Technology
       Consultants, Inc. ........................       150           1,980
     Ennis, Inc. ................................       230           5,410
     Failure Group, Inc.* .......................        60           1,342
     First Advantage Corp.* .....................       110           2,531
     First Consulting Group, Inc.* ..............        90             855
     FTI Consulting, Inc.* ......................       160           6,085
     G & K Services, Inc. - Class A .............        90           3,556
     Healthcare Services Group, Inc. ............       100           2,950


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
     Heidrick & Struggles International, Inc.* ..        50      $    2,562
     Herman Miller, Inc. ........................       310           9,796
     Hudson Highland Group, Inc.* ...............        50           1,070
     Huron Consulting Group, Inc.* ..............        20           1,460
     ICT Group, Inc.* ...........................        60           1,123
     IHS, Inc.* .................................        70           3,220
     IKON Office Solutions, Inc. ................       740          11,551
     Interface, Inc. - Class A ..................        50             943
     Kelly Services, Inc. - Class A .............       200           5,492
     Kenexa Corp.* ..............................        40           1,508
     Kforce, Inc.* ..............................       150           2,397
     Knoll, Inc. ................................        90           2,016
     Korn/Ferry International, Inc.* ............        60           1,576
     Labor Ready, Inc.* .........................       290           6,702
     Layne Christensen Co.* .....................        10             410
     LECG Corp. .................................        70           1,058
     M&F Worldwide Corp.* .......................       100           6,658
     McGrath RentCorp ...........................       170           5,727
     Mine Safety Appliances Co. .................       180           7,877
     Mobile Mini, Inc.* .........................        10             292
     Navigant Consulting, Inc.* .................       120           2,227
     On Assignment, Inc.* .......................        30             322
     PeopleSupport, Inc.* .......................       120           1,362
     PHH Corp.* .................................       420          13,108
     Pike Electric Corp.* .......................        80           1,790
     Resources Connection, Inc.* ................       100           3,318
     Rollins, Inc. ..............................       250           5,692
     Schawk, Inc. ...............................       120           2,402
     School Specialty, Inc.* ....................       190           6,734
     Spherion Corp.* ............................       290           2,723
     Standard Register Co. ......................       680           7,752
     Taleo Corp.* ...............................        20             451
     Teletech Holdings, Inc.* ...................        90           2,923
     Tetra Tech, Inc.* ..........................        80           1,724
     The Geo Group, Inc.* .......................        80           2,328
     United Stationers, Inc.* ...................       160          10,662
     Viad Corp. .................................        50           2,109
     Volt Information Sciences, Inc.* ...........       110           2,028
     Waste Connections, Inc.* ...................       240           7,258
     Waste Industries USA, Inc. .................        50           1,707
     Watson Wyatt Worldwide, Inc. ...............       120           6,058
                                                                 ----------
                                                                    327,825
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    CONSTRUCTION & ENGINEERING -- 0.4%
     EMCOR Group, Inc.* .........................       120      $    8,748
     Granite Construction, Inc. .................       190          12,194
     Insituform Technologies, Inc.* .............        90           1,963
     Integrated Electrical Services, Inc.* ......        70           2,308
     Perini Corp.* ..............................        60           3,692
     Sterling Construction Co., Inc.* ...........        50           1,058
     Washington Group International, Inc.* ......        50           4,000
                                                                 ----------
                                                                     33,963
                                                                 ----------
    ELECTRICAL EQUIPMENT -- 1.2%
     Acuity Brands, Inc. ........................       280          16,878
     American Superconductor Co.* ...............        90           1,738
     Baldor Electric Co. ........................       190           9,363
     Belden CDT, Inc. ...........................       110           6,088
     Encore Wire Corp. ..........................       100           2,944
     Energy Conversion Devices, Inc.* ...........        30             925
     EnerSys ....................................        80           1,464
     Evergreen Solar, Inc.* .....................       170           1,581
     First Solar, Inc.* .........................        10             893
     Franklin Electric Co., Inc. ................        60           2,831
     Fuelcell Energy, Inc.* .....................       230           1,822
     General Cable Corp.* .......................        70           5,302
     Graftech International, Ltd.* ..............        40             674
     II-VI, Inc.* ...............................        40           1,087
     LSI Industries, Inc. .......................       190           3,401
     Medis Technologies, Ltd.* ..................        40             588
     Powell Industries, Inc.* ...................        10             318
     Regal-Beloit Corp. .........................        60           2,792
     Smith Corp. ................................       290          11,568
     Superior Essex, Inc.* ......................        70           2,614
     The Genlyte Group, Inc.* ...................       100           7,854
     Vicor Corp. ................................       270           3,572
     Woodward Governor Co. ......................       180           9,661
                                                                 ----------
                                                                     95,958
                                                                 ----------
    INDUSTRIAL CONGLOMERATES -- 0.1%
     Raven Industries, Inc. .....................       110           3,928
     Sequa Corp. - Class A* .....................        30           3,360
     Standex International Corp. ................        10             284
     Tredegar Industries Corp. ..................        80           1,704
                                                                 ----------
                                                                      9,276
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    MACHINERY -- 3.4%
     3-D Systems Corp.* .........................        40      $      995
     A.S.V., Inc.* ..............................        90           1,555
     Accuride Corp.* ............................       190           2,928
     Actuant Corp. - Class A ....................       120           7,567
     Albany International Corp. .................       200           8,088
     American Railcar Industries, Inc. ..........        40           1,560
     American Science & Engineering, Inc.* ......        50           2,842
     Ampco-Pittsburgh Corp. .....................        60           2,405
     Astec Industries, Inc.* ....................        40           1,689
     Badger Meter, Inc. .........................        30             848
     Barnes Group, Inc. .........................       380          12,038
     Basin Water, Inc.* .........................        40             348
     Blount International, Inc.* ................       250           3,270
     Briggs & Stratton Corp. ....................       590          18,620
     Bucyrus International, Inc. ................        20           1,416
     Cascade Corp. ..............................        70           5,491
     Chart Industries, Inc.* ....................       970          27,587
     Circor International, Inc. .................        40           1,617
     Clarcor, Inc. ..............................       210           7,860
     Columbus McKinnon Corp.* ...................       110           3,542
     Commercial Vehicle Group, Inc.* ............        60           1,118
     Dynamic Materials Corp.* ...................        40           1,500
     EnPro Industries, Inc.* ....................        80           3,423
     ESCO Technologies, Inc.* ...................        80           2,901
     Federal Signal Corp. .......................       580           9,199
     Flander Corp. ..............................        70             539
     Freightcar America, Inc. ...................       130           6,219
     Gehl Co.* ..................................        50           1,518
     Gorman-Rupp Co. ............................        80           2,549
     Greenbrier Cos., Inc. ......................        90           2,720
     Kaydon Corp. ...............................       150           7,818
     Lindsay Manufacturing Co. ..................        50           2,215
     Middleby Corp.* ............................        60           3,589
     Miller Industries, Inc.* ...................        90           2,259
     Mueller Industries, Inc. ...................       720          24,797
     Mueller Water Products, Inc. - Class A .....       120           2,047
     NACCO Industries, Inc. .....................        60           9,329
     Navistar International Corp.* ..............       260          17,160
     Nordson Corp. ..............................       270          13,543
     Robbins & Myers, Inc. ......................        60           3,188
     Tecumseh Products Co. - Class A* ...........       560           8,798


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    MACHINERY -- (CONTINUED)
     Tennant Co. ................................       130      $    4,745
     The Manitowoc Co., Inc. ....................        10             804
     Thermo Fibertek, Inc.* .....................        40           1,248
     Titan International, Inc. ..................        10             316
     Valmont Industries, Inc. ...................        90           6,548
     Wabash National Corp. ......................       220           3,219
     Watts Water Technologies, Inc. - Class A ...       160           5,995
     Westinghouse Air Brake Co. .................       130           4,749
     Xerium Technologies, Inc. ..................     1,040           7,925
                                                                 ----------
                                                                    274,244
                                                                 ----------
    MARINE -- 0.1%
     American Commercial Lines, Inc.* ...........        20             521
     Horizon Lines, Inc. ........................       110           3,604
                                                                 ----------
                                                                      4,125
                                                                 ----------
    ROAD & RAIL -- 0.7%
     Amerco, Inc.* ..............................        70           5,285
     Arkansas Best Corp. ........................       250           9,743
     Dollar Thrifty Automotive Group, Inc.* .....        60           2,450
     Florida East Coast Industries, Inc. ........        80           6,638
     Genesee & Wyoming, Inc.* ...................       160           4,774
     Heartland Express, Inc. ....................       370           6,031
     Knight Transportation, Inc. ................       110           2,132
     Landstar System, Inc. ......................        30           1,448
     Marten Transport, Ltd.* ....................        80           1,441
     Old Dominion Freight Line, Inc.* ...........        60           1,809
     PAM Transportation Services* ...............        70           1,280
     Quality Distribution, Inc.* ................       210           2,358
     Saia, Inc.* ................................        60           1,636
     U.S. Xpress Enterprises, Inc.* .............        90           1,672
     Universal Truckload Services, Inc.* ........       130           2,583
     Werner Enterprises, Inc. ...................       320           6,448
                                                                 ----------
                                                                     57,728
                                                                 ----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.8%
     Applied Industrial Technologies, Inc. ......       330           9,735
     Beacon Roofing Supply, Inc.* ...............       150           2,549
     BlueLINX Holdings, Inc. ....................       550           5,769
     H&E Equipment Services, Inc. ...............        40           1,110


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    TRADING COMPANIES & DISTRIBUTORS -- (CONTINUED)
     Houston Wire & Cable Co.* ..................        20      $      568
     Kaman Corp. - Class A ......................       150           4,678
     Lawson Products, Inc. ......................        40           1,548
     NuCo2, Inc.* ...............................        40           1,027
     Rush Enterprises, Inc.* ....................       170           3,692
     TAL International Group, Inc. ..............       170           5,051
     TransDigm Group, Inc.* .....................       190           7,687
     UAP Holding Corp. ..........................       310           9,343
     Watsco, Inc. ...............................       170           9,248
     Williams Scotsman International, Inc.* .....        50           1,191
                                                                 ----------
                                                                     63,196
                                                                 ----------
    TRANSPORTATION INFRASTRUCTURE -- 0.0%
     Interpool, Inc. ............................        70           1,883
                                                                 ----------
     TOTAL INDUSTRIALS ....................................       1,040,161
                                                                 ----------
  INFORMATION TECHNOLOGY -- 9.6%
    COMMUNICATIONS EQUIPMENT -- 1.6%
     Adtran, Inc. ...............................       730          18,958
     Anaren Microwave, Inc.* ....................        20             352
     Andrew Corp.* ..............................       400           5,776
     Arris Group, Inc.* .........................       280           4,925
     Avocent Corp.* .............................       220           6,382
     Bel Fuse, Inc. - Class B ...................        50           1,702
     Black Box Corp. ............................       210           8,690
     Blue Coat Systems, Inc.* ...................        30           1,486
     C-COR.net Corp.* ...........................        60             844
     CommScope, Inc.* ...........................       150           8,753
     Comtech Group, Inc.* .......................        40             660
     Comtech Telecommunications Corp.* ..........        70           3,250
     Ditech Networks, Inc.* .....................       180           1,474
     Dycom Industries, Inc.* ....................       170           5,097
     Foundry Networks, Inc.* ....................       570           9,496
     Harmonic, Inc.* ............................        90             798
     Harris Stratex Networks, Inc.* .............        30             539
     Inter-Tel, Inc. ............................       100           2,393
     Interdigital Communications Corp.* .........       210           6,756
     IXYS Corp.* ................................       220           2,037
     Loral Space & Communications, Ltd.* ........       120           5,914
     NETGEAR, Inc.* .............................        40           1,450


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Network Equipment Technologies, Inc.* ......        60      $      572
     Orbcomm, Inc.* .............................        30             492
     Parkervision, Inc.* ........................        40             478
     Plantronics, Inc. ..........................       340           8,915
     Polycom, Inc.* .............................       230           7,728
     Powerwave Technologies, Inc.* ..............       220           1,474
     Radyne Corp.* ..............................       190           2,027
     Sirenza Microdevices, Inc.* ................        60             712
     Sonus Networks, Inc.* ......................       390           3,323
     Tekelec* ...................................       120           1,730
     Tollgrade Communications, Inc.* ............        50             528
     UTStarcom, Inc.* ...........................       540           3,029
     Viasat, Inc.* ..............................        10             321
                                                                 ----------
                                                                    129,061
                                                                 ----------
    COMPUTERS & PERIPHERALS -- 0.6%
     Avid Technology, Inc.* .....................        80           2,828
     Brocade Communications Systems, Inc.* ......       430           3,363
     Electronics for Imaging, Inc.* .............       140           3,951
     Emulex Corp.* ..............................       470          10,265
     Hutchinson Technology, Inc.* ...............       110           2,069
     Hypercom Corp.* ............................       210           1,241
     Imation Corp. ..............................        40           1,474
     Intermec, Inc.* ............................        90           2,278
     Komag, Inc.* ...............................       260           8,291
     Neoware, Inc.* .............................       110           1,489
     Novatel Wireless, Inc.* ....................       180           4,684
     Palm, Inc.* ................................       110           1,761
     Prestek, Inc.* .............................       190           1,518
     Rackable Systems, Inc.* ....................        80             989
     Stratasys, Inc.* ...........................        20             940
     Synaptics, Inc.* ...........................        60           2,147
                                                                 ----------
                                                                     49,288
                                                                 ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
     Agilysys, Inc. .............................       260           5,850
     Anixter International, Inc.* ...............       240          18,050
     Bell Microproducts, Inc.* ..................       120             782
     Benchmark Electronics, Inc.* ...............       190           4,298
     Brightpoint, Inc.* .........................       200           2,758
     CalAmp Corp.* ..............................       150             620
     Checkpoint Systems, Inc.* ..................       170           4,292


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
     Cogent, Inc.* ..............................       720      $   10,577
     Cognex Corp. ...............................       270           6,078
     Coherent, Inc.* ............................       130           3,966
     Color Kinetics, Inc.* ......................        10             334
     Daktronics, Inc. ...........................        50           1,074
     DTS, Inc.* .................................        40             871
     Electro Scientific Industries, Inc.* .......        40             832
     FLIR Systems, Inc.* ........................       140           6,475
     Gerber Scientific, Inc.* ...................       100           1,162
     Insight Enterprises, Inc.* .................       210           4,740
     Itron, Inc.* ...............................        50           3,897
     KEMET Corp. ................................       100             705
     Littelfuse, Inc.* ..........................        60           2,026
     LoJack Corp.* ..............................        80           1,783
     Maxwell Technologies, Inc.* ................        30             427
     Mercury Computer Systems, Inc.* ............       150           1,830
     Methode Electronics, Inc. - Class A ........       330           5,164
     MTS Systems Corp. ..........................       140           6,254
     Multi-Fineline Electronix, Inc.* ...........        90           1,544
     Park Electrochemical Corp. .................       210           5,918
     Photon Dynamics, Inc.* .....................        60             654
     Planar Systems, Inc.* ......................       110             824
     Plexus Corp.* ..............................       150           3,448
     Radisys Corp.* .............................       100           1,240
     Rofin-Sinar Technologies, Inc.* ............        30           2,070
     Rogers Corp.* ..............................        10             370
     Sunpower Corp.* ............................        20           1,261
     Synnex Corp.* ..............................        60           1,237
     Technitrol, Inc. ...........................       140           4,014
     Trimble Navigation, Ltd.* ..................        20             644
     TTM Technologies, Inc.* ....................       320           4,160
     Universal Display Corp.* ...................        30             471
     X-Rite, Inc. ...............................       100           1,477
     Zygo Corp.* ................................        10             143
                                                                 ----------
                                                                    124,320
                                                                 ----------
    INTERNET SOFTWARE & SERVICES -- 1.1%
     24/7 Media, Inc.* ..........................        90           1,056
     Access Integrated Technologies, Inc.* ......       110             890
     aQuantive, Inc.* ...........................       120           7,656
     Ariba, Inc.* ...............................       130           1,288
     Bankrate, Inc.* ............................        50           2,396


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    INTERNET SOFTWARE & SERVICES -- (CONTINUED)
     CNET Networks, Inc.* .......................        90      $      737
     Cybersource Corp.* .........................        10             121
     DealerTrack Holdings, Inc. .................        10             368
     Digital River, Inc.* .......................        60           2,715
     Divx, Inc.* ................................        20             300
     Earthlink, Inc.* ...........................     1,010           7,545
     eCollege.com, Inc.* ........................        50           1,112
     Equinix, Inc.* .............................        10             915
     HouseValues, Inc. ..........................       210             960
     Infospace, Inc.* ...........................       210           4,874
     Internap Network Services Corp.* ...........        30             433
     Internet Capital Group, Inc.* ..............       330           4,092
     Interwoven, Inc.* ..........................        20             281
     Ipass, Inc.* ...............................       370           2,005
     j2 Global Communications, Inc.* ............       120           4,188
     Jupitermedia Corp.* ........................       340           2,475
     Liquidity Services, Inc.* ..................        40             751
     Loopnet, Inc.* .............................        20             467
     Marchex, Inc. ..............................       130           2,121
     NIC, Inc. ..................................       130             889
     Omniture, Inc.* ............................        40             917
     Online Resources Corp.* ....................        40             439
     Openwave Systems, Inc.* ....................       110             689
     Perficient, Inc.* ..........................        20             414
     RealNetworks, Inc.* ........................       470           3,840
     Savvis, Inc.* ..............................        10             495
     Sohu.com, Inc.* ............................        80           2,559
     SonicWALL, Inc.* ...........................       170           1,460
     Terremark Worldwide, Inc.* .................        40             258
     The Knot, Inc.* ............................        40             808
     TheStreet.com, Inc. ........................        20             218
     Travelzoo, Inc.* ...........................        30             798
     United Online, Inc. ........................       880          14,511
     Valueclick, Inc.* ..........................       120           3,535
     Vignette Corp.* ............................        10             192
     Visual Sciences, Inc. ......................        90           1,392
     Websense, Inc.* ............................       230           4,887
                                                                 ----------
                                                                     88,047
                                                                 ----------
    IT SERVICES -- 1.8%
     Authorize.Net Holdings, Inc. ...............        60           1,073
     CACI International, Inc. - Class A* ........       200           9,770


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    IT SERVICES -- (CONTINUED)
     Cass Information Systems, Inc. .............        50      $    1,813
     CIBER, Inc.* ...............................       250           2,045
     Covansys Corp.* ............................       140           4,750
     eFunds Corp.* ..............................       130           4,588
     Euronet Worldwide, Inc.* ...................       150           4,374
     Gartner, Inc. - Class A* ...................       270           6,639
     Gevity HR, Inc. ............................       330           6,379
     iGate Corp.* ...............................        30             241
     Infocrossing, Inc.* ........................        50             924
     InfoUSA, Inc. ..............................       680           6,950
     Integral Systems, Inc. .....................        40             972
     Mantech International Corp. - Class A* .....       120           3,700
     MAXIMUS, Inc. ..............................       140           6,073
     Modis Professional Services, Inc.* .........       470           6,284
     Ness Technologies, Inc.* ...................        70             911
     Perot Systems Corp.* .......................       550           9,372
     RightNow Technologies, Inc.* ...............        40             656
     Sapient Corp.* .............................        70             541
     SI International, Inc.* ....................        60           1,981
     SRA International, Inc. - Class A* .........       210           5,305
     StarTek, Inc. ..............................       860           9,279
     Sykes Enterprises, Inc.* ...................       100           1,899
     Syntel, Inc. ...............................       430          13,068
     The BISYS Group, Inc.* .....................     1,310          15,497
     Wright Express Corp.* ......................       570          19,534
                                                                 ----------
                                                                    144,618
                                                                 ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
     Advanced Analogic Technologies, Inc.* ......        90             873
     Advanced Energy Industries, Inc.* ..........        10             227
     AMIS Holdings, Inc.* .......................       140           1,753
     Amkor Technology, Inc.* ....................       100           1,575
     ANADIGICS, Inc.* ...........................       120           1,655
     Asyst Technologies, Inc.* ..................       320           2,314
     Atheros Communications, Inc.* ..............       210           6,476
     ATMI, Inc.* ................................        20             600
     Axcelis Technologies, Inc.* ................        50             324
     Brooks Automation, Inc.* ...................        50             907
     Cabot Microelectronics Corp.* ..............        90           3,194
     Cirrus Logic, Inc.* ........................       200           1,660
     Cohu, Inc. .................................       120           2,670


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     Credence Systems Corp.* ....................       190      $      684
     Cymer, Inc.* ...............................        90           3,618
     Diodes, Inc.* ..............................        40           1,671
     DSP Group, Inc.* ...........................       170           3,480
     Emcore Corp.* ..............................       180             981
     Entegris, Inc.* ............................       130           1,544
     FEI Co.* ...................................        10             325
     Form Factor, Inc.* .........................        40           1,532
     Genesis Microchip, Inc.* ...................       280           2,621
     Hittite Microwave Corp.* ...................       120           5,128
     Ikanos Communications* .....................       100             761
     Intevac, Inc.* .............................        40             850
     IXYS Corp.* ................................        20             167
     Kulicke & Soffa Industries, Inc.* ..........        20             209
     LTX Corp.* .................................        60             334
     Mattson Technology, Inc.* ..................       120           1,164
     Micrel, Inc.* ..............................       220           2,798
     Microsemi Corp.* ...........................       130           3,113
     MKS Instruments, Inc.* .....................        40           1,108
     Monolithic Power Systems, Inc.* ............        60           1,047
     Netlogic Microsystems, Inc.* ...............        70           2,229
     Omnivision Technologies, Inc.* .............       470           8,512
     ON Semiconductor Corp.* ....................       740           7,933
     PDF Solutions, Inc.* .......................        80             946
     Photronics, Inc.* ..........................       160           2,381
     RF Micro Devices, Inc.* ....................       340           2,122
     Rudolph Technologies, Inc.* ................        40             664
     Semtech Corp.* .............................       420           7,279
     Silcon Storage* ............................        90             336
     Silicon Image, Inc.* .......................       270           2,317
     Sirf Technology Holdings, Inc.* ............       100           2,074
     Skyworks Solutions, Inc.* ..................       190           1,396
     Standard Microsystems Corp.* ...............        30           1,030
     Techwell, Inc.* ............................        50             655
     Tessera Techonologies, Inc. ................        80           3,244
     Trident Microsystems, Inc.* ................        90           1,651
     Ultratech, Inc.* ...........................        60             800
     Varian Semiconductor Equipment
       Associates, Inc.* ........................       165           6,610
     Veeco Instruments, Inc.* ...................        20             415
     Virage Logic Corp.* ........................        10              73
     Zoran Corp.* ...............................       240           4,810
                                                                 ----------
                                                                    114,840
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    SOFTWARE -- 1.6%
     Actuate Corp.* .............................        80      $      543
     Agile Software Corp.* ......................        80             645
     Ansoft Corp.* ..............................        40           1,180
     ANSYS, Inc.* ...............................       160           4,240
     Aspen Technology, Inc.* ....................       180           2,520
     Blackbaud, Inc. ............................        50           1,104
     Blackboard, Inc.* ..........................        40           1,685
     Bottomline Technologies, Inc.* .............        60             741
     Captaris, Inc.* ............................        70             358
     Catapult Communications Corp.* .............        90             893
     Concur Technologies, Inc.* .................        10             228
     Epicor Software Corp.* .....................        90           1,338
     EPIQ Systems, Inc.* ........................        90           1,454
     eSpeed, Inc.* ..............................       310           2,678
     FalconStor Software, Inc.* .................        10             105
     i2 Technologies, Inc.* .....................        30             559
     Informatica Corp.* .........................       110           1,625
     Jack Henry & Associates, Inc. ..............       540          13,905
     Lawson Software, Inc.* .....................       280           2,769
     Macrovision Corp.* .........................       180           5,411
     Magma Design Automation, Inc.* .............       100           1,404
     Manhattan Associates, Inc.* ................       110           3,070
     Mentor Graphics Corp.* .....................        60             790
     MICROS Systems, Inc.* ......................       100           5,440
     MicroStrategy, Inc. - Class A* .............        40           3,780
     Midway Games, Inc.* ........................       210           1,336
     Net 1 UEPS Technologies, Inc.* .............        40             966
     Netscout Systems, Inc.* ....................        40             347
     Nuance Communications, Inc.* ...............       140           2,342
     Parametric Technology Corp.* ...............       160           3,458
     Pegasystems, Inc. ..........................       200           2,186
     Progress Software Co.* .....................       130           4,133
     Quality Systems, Inc. ......................        80           3,038
     Quest Software, Inc.* ......................       340           5,505
     Radiant Systems, Inc.* .....................        10             132
     Renaissance Learning, Inc. .................       540           7,101
     Secure Computing Corp.* ....................       330           2,505
     Smith Micro Software, Inc.* ................       190           2,861
     SPSS, Inc.* ................................        50           2,207
     Sybase, Inc.* ..............................       420          10,034
     Synchronoss Technologies, Inc.* ............        40           1,174
     Take-Two Interactive Software, Inc.* .......       240           4,793
     THQ, Inc.* .................................        90           2,747


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    SOFTWARE -- (CONTINUED)
     TIBCO Software, Inc.* ......................       370      $    3,348
     Transaction Systems Architects, Inc.* ......       140           4,712
     Vasco Data Security International, Inc.* ...        90           2,048
     Verint Systems, Inc.* ......................        70           2,191
                                                                 ----------
                                                                    127,629
                                                                 ----------
    TOTAL INFORMATION TECHNOLOGY ..........................         777,803
                                                                 ----------
  MATERIALS -- 6.4%
    CHEMICALS -- 3.4%
     American Vanguard Corp. ....................        90           1,289
     Arch Chemicals, Inc. .......................       230           8,082
     Calgon Carbon Corp.* .......................       200           2,320
     CF Industries Holdings, Inc. ...............       130           7,786
     Ferro Corp. ................................       430          10,720
     Fuller Co. .................................       430          12,853
     Georgia Gulf Corp. .........................       830          15,031
     Hercules, Inc.* ............................        30             590
     Koppers Holdings, Inc. .....................        70           2,358
     Kronos Worldwide, Inc. .....................       440          11,110
     Minerals Technologies, Inc. ................        80           5,356
     NewMarket Corp. ............................       130           6,288
     NL Industries, Inc. ........................     1,570          15,731
     Octel Corp. ................................        80           4,737
     Olin Corp. .................................     1,080          22,680
     OM Group, Inc.* ............................     1,490          78,851
     Omnova Solutions, Inc.* ....................        70             424
     Penford Corp. ..............................        60           1,637
     Pioneer Cos., Inc.* ........................       240           8,249
     PolyOne Corp.* .............................       560           4,026
     Quaker Chemical Corp. ......................       100           2,360
     Rockwood Holdings, Inc.* ...................       200           7,310
     Schulman, Inc. .............................       310           7,542
     Sensient Technologies Corp. ................       470          11,933
     Spartech Corp. .............................       300           7,965
     Stepan Co. .................................        50           1,514
     Symvx Technologies, Inc.* ..................       110           1,266
     Terra Industries, Inc.* ....................       470          11,947
     W.R. Grace & Co.* ..........................       190           4,653
     Zoltek Cos., Inc.* .........................        10             415
                                                                 ----------
                                                                    277,023
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    CONSTRUCTION MATERIALS -- 0.2%
     Headwaters, Inc.* ..........................       440      $    7,599
     Texas Industries, Inc. .....................        70           5,489
     US Concrete, Inc.* .........................       260           2,259
                                                                 ----------
                                                                     15,347
                                                                 ----------
    CONTAINERS & PACKAGING -- 0.7%
     AEP Industries, Inc. .......................        20             900
     AptarGroup, Inc. ...........................       300          10,668
     Caraustar Industries, Inc.* ................       580           3,045
     Chesapeake Corp. ...........................       300           3,771
     Graphic Packaging Corp. ....................       590           2,856
     Greif Brothers Corp. - Class A .............       220          13,114
     Myers Industries, Inc. .....................       180           3,980
     Rock Tenn Co. - Class A ....................       250           7,930
     Silgan Holdings, Inc. ......................       190          10,503
                                                                 ----------
                                                                     56,767
                                                                 ----------
    METALS & MINING -- 1.8%
     AK Steel Holding Corp.* ....................       290          10,837
     Amcol International Corp. ..................       110           3,004
     Brush Engineered Materials, Inc.* ..........        20             840
     Carpenter Technology Corp. .................        10           1,303
     Castle & Co. ...............................        50           1,796
     Century Aluminum Co.* ......................       120           6,556
     Chaparral Steel Co. ........................       390          28,029
     Cleveland-Cliffs, Inc. .....................       220          17,087
     Coeur d'Alene Mines Corp.* .................       220             790
     Compass Minerals International, Inc.               240           8,318
     Gibraltar Industries, Inc. .................        90           1,994
     Hecla Mining Co.* ..........................        70             598
     Metal Management, Inc. .....................       150           6,611
     NN, Inc. ...................................       180           2,124
     Quanex Corp. ...............................       350          17,045
     Royal Gold, Inc. ...........................        20             475
     Ryerson Tull, Inc.* ........................       130           4,895
     Schnitzer Steel Industries, Inc. - Class A .       130           6,232
     Stillwater Mining Co.* .....................       140           1,541
     Wheeling-Pittsburgh Corp.* .................       130           2,474
     Worthington Industries, Inc. ...............     1,080          23,382
                                                                 ----------
                                                                    145,931
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    PAPER & FOREST PRODUCTS -- 0.3%
     Bowater, Inc. ..............................        90      $    2,246
     Buckeye Technologies, Inc.* ................       190           2,939
     Glatfelter .................................       500           6,795
     Mercer International, Inc.* ................        50             510
     Neenah Paper, Inc. .........................        20             825
     Pope & Talbot, Inc.* .......................        60             238
     Schweitzer-Mauduit International, Inc. .....       180           5,580
     Wausau Paper Corp. .........................       380           5,092
                                                                 ----------
                                                                     24,225
                                                                 ----------
     TOTAL MATERIALS ......................................         519,293
                                                                 ----------
  TELECOMMUNICATION SERVICES -- 2.3%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
     Alaska Communications Systems Group, Inc. ..       330           5,227
     Atlantic Tele-Network, Inc. ................        90           2,578
     Cbeyond, Inc.* .............................        20             770
     Cogent Communications Group, Inc.* .........        60           1,792
     Consolidated Communications Holdings, Inc. .       340           7,684
     CT Communications, Inc. ....................       180           5,492
     Fairpoint Communications, Inc. .............       610          10,828
     Golden Telecom, Inc. .......................       150           8,252
     IDT Corp. - Class B ........................       470           4,850
     Iowa Telecommunications Services, Inc. .....       650          14,774
     North Pittsburgh Systems, Inc. .............       240           5,100
     NTelos Holdings Corp.* .....................        60           1,658
     Paetec Holdings Corp.* .....................        40             452
     Premiere Global Services, Inc.* ............       260           3,385
     SureWest Communications ....................       200           5,448
     Time Warner Telecom, Inc. - Class A* 30 ....       603
                                                                 ----------
                                                                     78,893
                                                                 ----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     Centennial Communications, Inc.* ...........     4,070          38,624
     Dobson Communications Corp.* ...............       320           3,555
     FiberTower Corp.* ..........................       160             693
     Inphonic, Inc.* ............................        80             373


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
     Syniverse Holdings, Inc.* ..................       320      $    4,115
     USA Mobility, Inc. .........................     2,260          60,478
                                                                 ----------
                                                                    107,838
                                                                 ----------
    TOTAL TELECOMMUNICATION SERVICES ......................         186,731
                                                                 ----------
  UTILITIES -- 4.1%
    ELECTRIC UTILITIES -- 1.9%
     ALLETE, Inc. ...............................       530          24,936
     Central Vermont Public Service Corp. 20 ....       754
     Cleco Corp. ................................       640          15,680
     El Paso Electric Co.* ......................        30             737
     Idacorp, Inc. ..............................       640          20,506
     ITC Holdings Corp. .........................       100           4,063
     MGE Energy, Inc. ...........................       250           8,167
     Otter Tail Power Co. .......................       300           9,621
     Portland General Electric Co. ..............       230           6,311
     The Empire District Electric Co. ...........       630          14,093
     UIL Holdings Corp. .........................       410          13,571
     Unisource Energy Corp. .....................       240           7,894
     Westar Energy, Inc. ........................     1,030          25,008
                                                                 ----------
                                                                    151,341
                                                                 ----------
    GAS UTILITIES -- 1.4%
     Atmos Energy Corp. .........................        50           1,503
     Energen Corp. ..............................        10             549
     EnergySouth, Inc. ..........................        50           2,550
     New Jersey Resources Corp. .................       210          10,714
     Nicor, Inc. ................................       570          24,465
     Northwest Natural Gas Co. ..................       250          11,548
     Piedmont Natural Gas Co. ...................       620          15,283
     South Jersey Industries, Inc. ..............       200           7,076
     Southern Union Co. .........................        70           2,281
     Southwest Gas Corp. ........................       250           8,453
     The Laclede Group, Inc. ....................       340          10,839
     WGL Holdings, Inc. .........................       680          22,195
                                                                 ----------
                                                                    117,456
                                                                 ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
     Ormat Technologies, Inc. ...................        30           1,130
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / JUNE 30, 2007 -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
    MULTI-UTILITIES -- 0.6%
     Avista Corp. ...............................       410      $    8,836
     Black Hills Corp. ..........................       430          17,092
     CH Energy Group, Inc. ......................       140           6,296
     PNM Resources, Inc. ........................       520          14,451
                                                                 ----------
                                                                     46,675
                                                                 ----------
    WATER UTILITIES -- 0.2%
     American States Water Co. ..................       120           4,269
     California Water Service Group .............       180           6,748
     SJW Corp. ..................................        90           2,997
     Southwest Water Co. ........................        90           1,149
                                                                 ----------
                                                                     15,163
                                                                 ----------
    TOTAL UTILITIES .......................................         331,765
                                                                 ----------
    TOTAL COMMON STOCK(COST $7,786,460) ...................       8,055,234
                                                                 ----------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                     ------      ----------
INVESTMENTS -- 0.4%
     BlackRock Liquidity Funds
       TempCash Portfolio --
       Institutional Series .....................    15,182      $   15,182
     BlackRock Liquidity Funds
       TempFund Portfolio --
       Institutional Series .....................    15,181          15,181
                                                                 ----------
    TOTAL SHORT-TERM INVESTMENTS
       (COST $30,363) .....................................          30,363
                                                                 ----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $7,816,823)+ ...................................      $8,085,597
                                                                 ==========


----------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $7,833,463. At June 30, 2007, net unrealized appreciation was $252,134. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $724,142, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $472,008.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007


                                                                  LARGE COMPANY   SMALL COMPANY
                                                                       FUND            FUND
                                                                  -------------   -------------
ASSETS:
Investment in securities, at value* ............................   $23,724,151      $8,085,597
Receivable from Advisor ........................................           374           9,327
Dividends receivable ...........................................        32,894          15,991
Other assets ...................................................        32,858          31,778
                                                                   -----------      ----------
Total assets ...................................................    23,790,277       8,142,693
                                                                   -----------      ----------
LIABILITIES:
Payable for fund shares redeemed ...............................            --          10,000
Other accrued expenses .........................................        21,634          21,751
                                                                   -----------      ----------
Total liabilities ..............................................        21,634          31,751
                                                                   -----------      ----------
NET ASSETS .....................................................   $23,768,643      $8,110,942
                                                                   ===========      ==========
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $23,018,889      $7,872,932
Undistributed net investment income ............................        54,662          45,905
Accumulated net realized loss on investments ...................       (18,530)        (76,669)
Net unrealized appreciation of investments .....................       713,622         268,774
                                                                   -----------      ----------
NET ASSETS .....................................................   $23,768,643      $8,110,942
                                                                   ===========      ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ........................................   $23,754,992      $8,100,517
   A Shares ....................................................        13,651          10,425
                                                                   -----------      ----------
                                                                   $23,768,643      $8,110,942
                                                                   ===========      ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares):
   Institutional Shares ........................................     2,254,701         782,344
   A Shares ....................................................         1,296           1,006

NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value and redemption price) ....   $     10.54      $    10.35
                                                                   -----------      ----------
A Shares (net asset value (NAV) and redemption price) ..........   $     10.53      $    10.36
                                                                   -----------      ----------
A Shares (offering price -- NAV/0.965) .........................   $     10.91      $    10.74
                                                                   -----------      ----------
*Investments at cost ...........................................   $23,010,529      $7,816,823


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2007


                                                                  LARGE COMPANY   SMALL COMPANY
                                                                     FUND(1)         FUND(1)
                                                                  -------------   -------------
INVESTMENT INCOME:
   Dividends ..................................................     $199,316       $ 111,071
   Foreign tax withheld .......................................           (9)            (31)
                                                                    --------       ---------
   Total investment income ....................................      199,307         111,040
                                                                    --------       ---------
EXPENSES:
   Advisory fees ..............................................       31,557          16,027
   Administration fees ........................................        1,349             700
   Sub-administration and accounting fees .....................       16,607          16,660
   Custody fees ...............................................       16,385          20,715
   Transfer agent fees ........................................        3,263           2,290
   Distribution fees - A Shares ...............................           14              17
   Professional fees ..........................................       24,107          24,107
   Reports to shareholders ....................................       10,575          10,575
   Registration fees ..........................................        1,417           1,302
   Trustees' fees .............................................        9,686           9,686
   Compliance services ........................................        2,532           2,532
   Offering costs .............................................       22,410          22,410
   Other ......................................................        4,120           4,318
                                                                    --------       ---------
   Total expenses before fee waivers and expense reimbursements      144,022         131,339
   Expenses waived/reimbursed by Advisor ......................      (90,128)       (100,637)
   Sub-administration and accounting fees waived ..............       (6,644)         (6,644)
                                                                    --------       ---------
      Total expenses, net .....................................       47,250          24,058
                                                                    --------       ---------
   Net investment income ......................................      152,057          86,982
                                                                    --------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ...........................      (18,530)        (76,669)
   Net increase (decrease) in unrealized
     appreciation (depreciation) on investments ...............      713,622         268,774
                                                                    --------       ---------
   Net gain on investments ....................................      695,092         192,105
                                                                    --------       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $847,149       $ 279,087
                                                                    ========       =========

----------
(1) Commencement of operations was December 18, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  LARGE COMPANY          SMALL COMPANY
                                                                       FUND                   FUND
                                                               --------------------   ---------------------
                                                                  FOR THE PERIOD         FOR THE PERIOD
                                                               DECEMBER 18, 2006(1)    DECEMBER 18, 2006(1)
                                                                      THROUGH                 THROUGH
                                                                   JUNE 30, 2007           JUNE 30, 2007
                                                               --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................     $   152,057          $   86,982
   Net realized loss on investments .......................         (18,530)            (76,669)
   Net increase (decrease) in unrealized
     appreciation (depreciation) on investments ...........         713,622             268,774
                                                                -----------          ----------
Net increase in net assets resulting from operations ......         847,149             279,087
                                                                -----------          ----------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................        (119,744)            (63,419)
      A Shares ............................................             (61)                (68)
                                                                -----------          ----------
Total distributions .......................................        (119,805)            (63,487)
                                                                -----------          ----------
Fund share transactions (Note 5):
   Proceeds from shares sold ..............................      23,383,748           8,189,140
   Cost of shares issued on reinvestment of distributions .          23,290              30,987
   Cost of shares redeemed ................................        (365,739)           (324,785)
                                                                -----------          ----------
Net increase in net assets from Fund share transactions ...      23,041,299           7,895,342
                                                                -----------          ----------
Total increase in net assets ..............................      23,768,643           8,110,942

NET ASSETS:
   Beginning of Period ....................................              --                  --
                                                                -----------          ----------
   End of Period ..........................................     $23,768,643          $8,110,942
                                                                ===========          ==========

Undistributed net investment income .......................     $    54,662          $   45,905
                                                                -----------          ----------

----------
(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                               FOR THE PERIOD
                                                            DECEMBER 18, 2006(1)
                                                                   THROUGH
LARGE COMPANY FUND -- INSTITUTIONAL SHARES                     JUNE 30, 2007
                                                            --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..................            $10.00
                                                                     ------
INVESTMENT OPERATIONS:
   Net investment income(2),(3) .........................              0.11
   Net realized and unrealized gain on investments ......              0.49
                                                                     ------
      Total from investment operations ..................              0.60
                                                                     ------
DISTRIBUTIONS:
   From net investment income ...........................             (0.06)
                                                                     ------
      Total distributions ...............................             (0.06)
                                                                     ------
NET ASSET VALUE -- END OF PERIOD ........................            $10.54
                                                                     ======
TOTAL RETURN ............................................              6.06%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .....................              0.60%*
      Excluding expense limitations .....................              1.83%*
   Net investment income(3) .............................              1.93%*
Portfolio turnover rate .................................                 5%**
Net assets at the end of period (000 omitted) ...........           $23,755

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operation may not be reflective of longer term results, as a result of volatility in net assets.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                            DECEMBER 18, 2006(1)
                                                                  THROUGH
LARGE COMPANY FUND -- A SHARES                                JUNE 30, 2007
                                                            --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..................         $10.00
                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income(2),(4) .........................           0.09
   Net realized and unrealized gain on investments ......           0.49
                                                                  ------
      Total from investment operations ..................           0.58
                                                                  ------
DISTRIBUTIONS:
   From net investment income ...........................          (0.05)
                                                                  ------
      Total distributions ...............................          (0.05)
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ........................         $10.53
                                                                  ======
TOTAL RETURN(3)..........................................           5.85%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .....................           0.85%*
      Excluding expense limitations .....................           2.13%*
   Net investment income(4)..............................           1.70%*
Portfolio turnover rate .................................              5%**
Net assets at the end of period (000 omitted) ...........         $   14

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income per share and net investment income ratio in the initial period of operation may not be reflective of longer term results, as a result of volatility in net assets.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                            DECEMBER 18, 2006(1)
                                                                  THROUGH
SMALL COMPANY FUND -- INSTITUTIONAL SHARES                     JUNE 30, 2007
                                                            --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..................         $10.00
                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income(2),(3) .........................           0.12
   Net realized and unrealized gain on investments ......           0.31
                                                                  ------
      Total from investment operations ..................           0.43
                                                                  ------
DISTRIBUTIONS:
   From net investment income ...........................          (0.08)
                                                                  ------
      Total distributions ...............................          (0.08)
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ........................         $10.35
                                                                  ======
TOTAL RETURN ............................................           4.34%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .....................           0.60%*
      Excluding expense limitations(3) ..................           3.28%*
   Net investment income(3) .............................           2.20%*
Portfolio turnover rate .................................             30%**
Net assets at the end of period (000 omitted) ...........         $8,101


----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operation may not be reflective of longer term results, as a result of volatility in net assets.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                              FOR THE PERIOD
                                                            DECEMBER 18, 2006(1)
                                                                  THROUGH
SMALL COMPANY FUND -- A SHARES                                JUNE 30, 2007
                                                            --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..................         $10.00
                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income(2),(4) .........................           0.17
   Net realized and unrealized gain on investments ......           0.26
                                                                  ------
      Total from investment operations ..................           0.43
                                                                  ------
DISTRIBUTIONS:
   From net investment income ...........................          (0.07)
                                                                  ------
      Total distributions ...............................          (0.07)
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ........................         $10.36
                                                                  ======
TOTAL RETURN(3) .........................................           4.29%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .....................           0.85%*
      Excluding expense limitations .....................           3.21%*
   Net investment income ................................           2.99%*(4)
Portfolio turnover rate .................................             30%**
Net assets at the end of period (000 omitted) ...........         $   10


----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) The net investment income per share and net investment income ratio in the initial period of operation may not be reflective of longer term results, as a result of volatility in net assets.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series, two of which are included in these financial statements. The two series are: the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") and the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


   On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
   Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investmentsfor both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Each Fund records expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Funds. For its services, RSMC receives a fee of 0.40% of each Fund's first $1 billion of average daily net assets, 0.35% of each Fund's next $1 billion of average daily net assets and 0.30% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.60% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). This undertaking will remain in place through June 30, 2011 unless the Trustees approve its earlier termination.

   The Fund's Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Fund pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the period ended June 30, 2007 are shown separately on the statements of operations.

   RSMC provides administrative services to each Fund pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the period ended June 30, 2007 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of each Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of each Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the period ended June 30, 2007 are shown separately in the statements of operations.

   Each Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the period ended June 30, 2007 were $20,060 and $19,055 for the Large Company and Small Company Funds, respectively.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the period ended June 30, 2007,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) were as follows:


                                                               LARGE COMPANY FUND         SMALL COMPANY FUND
                                                               ------------------         ------------------

   Purchases ...........................................           $23,685,094               $10,163,775
   Sales ...............................................               721,455                 2,292,898

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended June 30, 2007 for the Institutional Shares and A Shares were as follows:


                                                              INSTITUTIONAL SHARES             A SHARES
                                                            ------------------------      ---------------------
   LARGE COMPANY FUND                                         SHARES       DOLLARS        SHARES       DOLLARS
   ------------------                                       ---------    -----------      ------       --------
   Sold ................................................    2,287,479    $23,370,668       1,290       $ 13,080
   Issued on Reinvestment of distributions .............        2,264         23,229           6             61
   Redeemed ............................................      (35,042)      (365,739)         --             --
                                                            ---------    -----------      ------       --------
   Net increase ........................................    2,254,701    $23,028,158       1,296       $ 13,141
                                                            =========    ===========      ======       ========



                                                              INSTITUTIONAL SHARES             A SHARES
                                                            ------------------------      ---------------------
   SMALL COMPANY FUND                                         SHARES       DOLLARS        SHARES       DOLLARS
   ------------------                                       ---------    -----------      ------       --------
   Sold ................................................      805,997    $ 8,134,577       5,550       $ 54,563
   Issued on Reinvestment of distributions .............        3,009         30,919           6             68
   Redeemed ............................................      (26,662)      (279,288)     (4,550)       (45,497)
                                                            ---------    -----------      ------       --------
   Net increase ........................................      782,344    $ 7,886,208       1,006       $  9,134
                                                            =========    ===========      ======       ========


6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

   At June 30,  2007,  the  following  reclassifications  were made  within  the
   capital   accounts  to  reflect   permanent   differences   attributable   to
   nondeductable offering costs:

                                                  LARGE COMPANY    SMALL COMPANY
                                                      FUND             FUND
                                                  -------------    -------------
   Paid-in Capital ............................    $(22,410)         $(22,410)
   Undistributed net investment income ........      22,410            22,410

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


   The tax character of distributions paid for the period ended June 30, 2007 was as follows:

                                                 LARGE COMPANY    SMALL COMPANY
                                                     FUND             FUND
                                                 -------------    -------------
   Ordinary income ............................    $119,805           $63,487

   As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

                                                 LARGE COMPANY    SMALL COMPANY
                                                     FUND             FUND
                                                 -------------    -------------
   Undistributed ordinary income ..............    $ 54,965          $ 46,208
   Post-October losses ........................      (4,109)          (60,029)
   Other temporary differences ................        (303)             (303)
   Net unrealized appreciation of investments .     699,201           252,134
                                                   --------          --------
   Total accumulated earnings .................    $749,754          $238,010
                                                   ========          ========


   Post-October losses represent net losses realized from December 18, 2006 through June 30, 2007, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of Trustees.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund (the "Funds") (two of the series constituting WT Mutual Fund) as of June 30, 2007, and the related statements of operations, statements of changes in net assets, and financial highlights for the period December 18, 2006 (commencement of operations) through June 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund at June 30, 2007, and the results of their operations, the changes in their net assets, and their financial highlights for the period December 18, 2006 (commencement of operations) through June 30, 2007, in conformity with U.S. generally accepted accounting principles.





                                                 /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 17, 2007

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


For the fiscal year ended June 30, 2007, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distribution (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income distributions that qualify is as follows:

                                                                   QUALIFIED
                                                                   DIVIDENDS
                                                                   ---------
                Large Company Fund ........................          97.9%
                Small Company Fund ........................          61.5%


For corporate shareholders,  the percentage of the ordinary income distributions
(dividend  income  plus  short-term   gains,  if  any)  which  qualify  for  the
dividends-received deductions is as follows:


                Large Company Fund ........................         100.0%
                Small Company Fund ........................          61.9%


In January 2008, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES


                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                                                                           PRINCIPAL                FUND                OTHER
                             POSITION(S)       TERM OF OFFICE AND        OCCUPATION(S)            COMPLEX           DIRECTORSHIPS
     NAME AND                 HELD WITH          LENGTH OF TIME           DURING PAST           OVERSEEN BY            HELD BY
  DATE OF BIRTH                 TRUST               SERVED                 FIVE YEARS            TRUSTEE(1)            TRUSTEE

---------------------      ----------------   -----------------------   ---------------------   --------------  --------------------
NEIL WOLFSON(2)            Trustee,           Shall serve at the        President of                24          None
Date of Birth: 6/64        President and      pleasure of the           Wilmington Trust
                           Chief Executive    Board and until           Investment
                           Officer            successor is elected      Management, LLC
                                              and qualified.            ("WTIM") since
                                              Trustee since             November 2006; Chief
                                              November 2005.            Investment Officer
                                              President and Chief       of WTIM from 2004 to
                                              Executive Officer         2006; Partner with
                                              since January 2006.       KPMG (public
                                                                        accounting) from
                                                                        1996 to 2004.


ROBERT J. CHRISTIAN(3)     Trustee            Shall serve until         Retired since               24          Fund Vantage Trust
Date of Birth: 2/49                           death, resignation        February 2006.
                                              or removal. Trustee       Executive Vice
                                              since October 1998;       President of
                                              President and             Wilmington Trust
                                              Chairman of the           Company from
                                              Board from October        February 1996 to
                                              1998 to January           February 2006;
                                              2006.                     President of Rodney
                                                                        Square Management
                                                                        Corporation ("RSMC")
                                                                        from 1996 to 2005;
                                                                        Vice President of
                                                                        RSMC from 2005 to
                                                                        2006.

-----------
(1) The "Fund Complex" currently consists of the Trust (24 funds), CRM Mutual Fund Trust (5 funds) and the Roxbury Funds (2).
(2) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC
    ("WTIM"), an affiliate of RSMC.
(3) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the
    Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES


                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                                                                           PRINCIPAL                FUND                OTHER
                             POSITION(S)       TERM OF OFFICE AND        OCCUPATION(S)            COMPLEX           DIRECTORSHIPS
     NAME AND                 HELD WITH          LENGTH OF TIME           DURING PAST           OVERSEEN BY            HELD BY
  DATE OF BIRTH                 TRUST               SERVED                 FIVE YEARS            TRUSTEE(1)            TRUSTEE

---------------------      ----------------   -----------------------   ---------------------   --------------  --------------------
ROBERT ARNOLD              Trustee            Shall serve until         Founder and                 24          First Potomac
Date of Birth: 3/44                           death, resignation        co-manager, R.H.                        Realty Trust
                                              or removal. Trustee       Arnold & Co., Inc.                      (real estate
                                              since May 1997.           (financial                              investment trust).
                                                                        consulting) since
                                                                        1989.


DR. ERIC BRUCKER           Trustee            Shall serve until         Professor of                24          None
Date of Birth: 12/41                          death, resignation        Economics, Widener
                                              or removal. Trustee       University since
                                              since October 1999.       July 2004; formerly
                                                                        Dean, School of
                                                                        Business
                                                                        Administration of
                                                                        Widener University
                                                                        from 2001 to 2004;
                                                                        Dean, College of
                                                                        Business, Public
                                                                        Policy and Health at
                                                                        the University of
                                                                        Maine from September
                                                                        1998 to June 2001.


NICHOLAS GIORDANO          Trustee and        Shall serve until         Consultant,                 24          Kalmar Pooled
Date of Birth: 3/43        Chairman of        death, resignation        financial services                      Investment Trust;
                           the Board          or removal. Trustee       organizations from                      Independence Blue
                                              since October 1998.       1997 to present;                        Cross; IntriCon
                                                                        Interim President,                      Corporation
                                                                        LaSalle University                      (industrial furnaces
                                                                        from 1998 to 1999.                      and ovens); Commerce
                                                                                                                Bancorp, Inc; The
                                                                                                                RBB Fund, Inc.


LOUIS KLEIN, JR.           Trustee            Shall serve until         Self-employed               29          CRM Mutual Fund
Date of Birth: 5/35                           death, resignation        financial consultant                    Trust (since June
                                              or removal. Trustee       since 1991.                             2005); WHX
                                              since October 1999.                                               Corporation
                                                                                                                (industrial
                                                                                                                manufacturer).



JOHN J. QUINDLEN           Trustee            Shall serve until         Retired since 1993.         24          None
Date of Birth: 5/32                           death, resignation        Former Chief
                                              or removal. Trustee       Financial Officer of
                                              since October 1999.       E.I. duPont de
                                                                        Nemours and Co.


MARK A. SARGENT            Trustee            Shall serve until         Dean and Professor          24          The RBB Fund, Inc.;
Date of Birth: 4/51                           death, resignation        of Law, Villanova                       NYSE Regulation,
                                              or removal. Trustee       University School of                    Inc.; Financial
                                              since November 2001.      Law since July 1997.                    Industry Regulatory
                                                                                                                Authority (FINRA).


WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS


                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                                                                           PRINCIPAL                FUND                OTHER
                             POSITION(S)       TERM OF OFFICE AND        OCCUPATION(S)            COMPLEX           DIRECTORSHIPS
     NAME AND                 HELD WITH          LENGTH OF TIME           DURING PAST           OVERSEEN BY            HELD BY
  DATE OF BIRTH                 TRUST               SERVED                 FIVE YEARS            TRUSTEE(1)            TRUSTEE

---------------------      ----------------   -----------------------   ---------------------   --------------  --------------------
CLAYTON M. ALBRIGHT        Vice President     Shall serve at the        Vice President, WTIM        N/A         N/A
1100 North Market Street                      pleasure of the           since 2006; Vice
Wilmington, DE 19890                          Board and until           President, RSMC
Date of Birth: 9/53                           successor is elected      since 2001; Vice
                                              and qualified.            President of
                                              Officer since             Wilmington Trust
                                              October 1998.             Company since 1997.


JOSEPH M. FAHEY, JR.       Vice President     Shall serve at the        Vice President, RSMC        N/A         N/A
1100 North Market Street                      pleasure of the           since 1992.
Wilmington, DE 19890                          Board and until
Date of Birth: 1/57                           successor is elected
                                              and qualified.
                                              Officer since
                                              November 1999.


JOHN J. KELLEY             Vice President &   Shall serve at the        Vice President of           N/A         N/A
1100 North Market Street   Chief Financial    pleasure of the           RSMC since July
Wilmington, DE 19890       Officer            Board and until           2005; Vice President
Date of Birth: 9/59                           successor is elected      of PFPC Inc. from
                                              and qualified.            January 2005 to July
                                              Officer since             2005; Vice President
                                              September 2005.           of Administration,
                                                                        1838 Investment
                                                                        Advisors, LP from
                                                                        1999 to 2005; Chief
                                                                        Compliance Officer,
                                                                        1838 Investment
                                                                        Advisors, LP from
                                                                        2004 to 2005.


ANNA M. BENCROWSKY         Chief Compliance   Shall serve at the        Chief Compliance            N/A         N/A
1100 North Market Street   Officer &          pleasure of the           Officer, Rodney
Wilmington, DE 19890       Anti-Money         Board and until           Square Management
Date of Birth: 5/51        Laundering         successor is elected      Corporation since
                           Officer            and qualified.            2004; Vice President
                                              Officer since             and Chief Compliance
                                              September 2004.           Officer, 1838
                                                                        Investment Advisors,
                                                                        LP from 1998 to
                                                                        2004.


CHARLES D. CURTIS, JR.     Vice President &   Shall serve at the        Vice President of           N/A         N/A
1100 North Market Street   Treasurer          pleasure of the           RSMC since Feb.
Wilmington, DE 19890                          Board and until           2007; Vice President
Date of Birth: 10/55                          successor is elected      of PFPC Inc. from
                                              and qualified.            1991 to 2007.
                                              Officer since
                                              February 2007.


EDWARD W. DIFFIN, JR.      Vice President &   Shall serve at the        Vice President of           N/A         N/A
1100 North Market Street   Secretary          pleasure of the           RSMC since Nov.
Wilmington, DE 19890                          Board and until           2006; Coleman
Date of Birth: 1/52                           successor is elected      Counsel Per Diem
                                              and qualified.            from Nov. 2005 to
                                              Officer since             Nov. 2006; Vice
                                              February 2007.            President and Senior
                                                                        Counsel of Merrill
                                                                        Lynch & Co., Inc.
                                                                        from 1994 to 2005.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge, on the SEC's website listed above.

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

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                          -----------------------------




                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
             John J. Kelley, VICE PRESIDENT/CHIEF FINANCIAL OFFICER
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                Charles D. Curtis, Jr., VICE PRESIDENT/TREASURER
                 Edward W. Diffin, Jr., VICE PRESIDENT/SECRETARY
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                          -----------------------------


                      INVESTMENT ADVISER AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                          -----------------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                          -----------------------------



             SUB-ADMINISTRATOR, TRANSFER AGENT AND ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          -----------------------------



THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


FWF-ANN-6/07

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Nicholas A. Giordano, John J. Quindlen and Louis Klein Jr. is as an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements the fiscal years ended June 30, 2007 and 2006 were $445,890 and $502,550, respectively.

AUDIT-RELATED FEES

     (b) There were no fees billed during the fiscal years ended June 30, 2007 and June 30, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

TAX FEES

     (c) The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2007 and 2006 were $93,790 and $96,955, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

ALL OTHER FEES

     (d) There were no fees billed during the fiscal years ended June 30, 2007 and June 30, 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2006 and 2007 were pre-approved by the Audit Committee.

  (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2007 and 2006 were $93,790 and $96,955, respectively.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant's Form N-CSR filed on September 8, 2005 (Accession No. 0000950116-05-002982).

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Neil Wolfson
                          ------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date    September 6, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Neil Wolfson
                          ------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date    September 6, 2007
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                          ------------------------------------------------------
                           John J. Kelley, Vice President & Chief Financial Officer
                           (principal financial officer)

Date    September 6, 2007
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.